Filed with the Securities and Exchange Commission on April 13, 2017
REGISTRATION NO. 333-102934
INVESTMENT COMPANY ACT NO. 811-09327
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 19
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 159
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ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
(Exact Name of Registrant)
ALLSTATE LIFE INSURANCE COMPANY
(Name of Depositor)
3075 SANDERS ROAD
NORTHBROOK, ILLINOIS 60062-7127
(847) 402-5000
(Address and telephone number of Depositor's principal executive offices)
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ANGELA FONTANA
DIRECTOR, VICE PRESIDENT, SECRETARY & GENERAL COUNSEL
ALLSTATE LIFE INSURANCE COMPANY
3075 SANDERS ROAD
NORTHBROOK, ILLINOIS 60062-7127
(Name and address of agent for service)
COPIES TO:
ALLEN R. REED
VICE PRESIDENT, SECRETARY & GENERAL COUNSEL
ALLSTATE DISTRIBUTORS, LLC
3075 SANDERS ROAD
NORTHBROOK, IL 60062-7127
Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2017 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485
[ ] on______ pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
TITLE OF SECURITIES BEING REGISTERED:
Units of interest in Separate Accounts under variable annuity contracts.
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The Allstate Variable Annuities
(Allstate Variable Annuity, Allstate Variable Annuity – L Share)
Allstate Life Insurance Company
Street Address: 5801 SW 6th Ave. Topeka, KS 66606-0001
Mailing Address: P.O. Box 758566, Topeka, KS 66675-8566
Telephone Number: 1-800-457-7617
Fax Number: 1-785-228-4584
Prospectus dated May 1, 2017

Allstate Life Insurance Company (“Allstate Life”) has offered the following individual and group flexible premium deferred variable annuity contracts (each, a “Contract”):

•	Allstate Variable Annuity

•	Allstate Variable Annuity – L Share
This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. These Contracts are no longer offered for new sales.
This prospectus is for informational or educational purposes. It is not intended as investment advice and is not a recommendation about managing or investing your retirement savings. In providing these materials Allstate Life Insurance Company is not acting as a fiduciary as defined by any applicable laws and regulations. Please consult with a qualified investment professional if you wish to obtain investment advice.
Each Contract currently offers several investment alternatives (“investment alternatives”). The investment alternatives include fixed account options (“Fixed Account Options”), depending on the Contract, and include various* variable sub-accounts (“Variable Sub-Accounts”) of the Allstate Financial Advisors Separate Account I (“Variable Account”). Each Variable Sub-Account invests exclusively in shares of the following funds (“Funds”):

AB Variable Product Series Fund, Inc. (Class B)
Fidelity® Variable Insurance Products (Service Class 2)
Franklin Templeton Variable Insurance Products Trust (Class 2)
Goldman Sachs Variable Insurance Trust
AIM Variable Insurance Funds (Series II) (Invesco Variable Insurance Funds - Series II)

Janus Aspen Series
Morgan Stanley Variable Investment Series (Class Y)
Morgan Stanley Variable Insurance Fund, Inc. (VIF) (formerly, The Universal Institutional Funds, Inc.)
PIMCO Variable Insurance Trust
Putnam Variable Trust (Class IB)

* Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. Please see the Investment Alternatives: The Variable Sub-Accounts section for information about Variable Sub-Account or Portfolio liquidations, mergers, closures and name changes.
Each Fund has multiple investment Portfolios (“Portfolios”). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your Morgan Stanley Financial Advisor for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.
We (Allstate Life) have filed a Statement of Additional Information, dated May 1, 2017, with the Securities and Exchange Commission (“ SEC ”). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears at the end of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC’s Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC’s Web site.

IMPORTANT NOTICES
The Securities and Exchange Commission has not approved or disapproved the securities described in this prospectus, nor has it passed on the accuracy or the adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

Investment in the Contracts involves investment risks, including possible loss of principal.

ASADVISORL

i

Glossary of Terms

AB Factor- An element used to calculate the Accumulation Benefit that is determined by the Rider Period and Guarantee Option you selected as of the Rider Date.
Accumulation Benefit- An amount used to determine the minimum Contract Value on the Rider Maturity Date under the TrueReturn Accumulation Benefit Option, which is equal to the Benefit Base multiplied by the AB Factor.
Accumulation Phase - The period that begins on the date we issue your Contract ( “ Issue Date ” ) and continues until the Payout Start Date, which is the date we apply your money to provide income payments.
Accumulation Unit- A unit of measurement used to measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase. To determine the number of Accumulation Units of each Variable Sub-account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-account by (ii) the Accumulation Unit Value of that Variable Sub-account next computed after we receive your payment or transfer.
Accumulation Unit Value- Each Variable Sub-Account has a separate value for its Accumulation Units (this is analogous to, but not the same as, the share price of a mutual fund).
Allstate Life (“we”) : The issuer of the Allstate Variable Annuity and Allstate Variable Annuity - L Share, each an individual and group flexible premium deferred variable annuity contract ( “ Contract ” ).
Annuitant- The individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). The maximum age of the Annuitant on the date we receive the completed application for each Contract is 90.
Automatic Additions Program- A programs that permits subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. The Automatic Additions Program is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.
Automatic Portfolio Rebalancing Program- A program that provides for the automatic rebalancing of the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations after the performance of each Sub-Account causes a shift in the percentage you allocated to each Sub-Account.
Beneficiary(ies)- The person(s) or entity(ies), who will receive the benefits that the Contract provides when the last surviving Contract Owner dies, or, if the Contract Owner is a non-living person, an Annuitant dies. You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract.

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Primary Beneficiary- the person who may, in accordance with the terms of the Contract, elect to receive the death settlement (“Death Proceeds”) or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

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Contingent Beneficiary- the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

Benefit Base- An amount used solely for the purpose of determining the accumulation or withdrawal benefit (or payments available) of an optional benefit and the Rider Fee. This amount is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the “Benefit Base” is equal to the Contract Value and is subsequently increased by purchase payments and decreased by withdrawals as detailed in the sections that discuss the TrueReturn Accumulation Benefit and each of the Withdrawal Benefit Options. The Benefit Base will never be less than zero.
Benefit Payment- In connection with the Withdrawal Benefit Options, the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment.
Benefit Payment Remaining- In connection with the Withdrawal Benefit Options, the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base (and for the SureIncome Plus Withdrawal Benefit Option and the SureIncome for Life Withdrawal Benefit Option, the SureIncome ROP Death Benefit) by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years.
Benefit Year- In connection with the Withdrawal Benefit Options, the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year will coincide with (be the same as) the Contract Year.

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Co-Annuitant- An individual who will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered an Annuitant for purposes of determining the Payout Start Date. In addition, the “Death of Annuitant” provision of your Contract does not apply upon the death of the Co-Annuitant.
Contract*- Is an agreement between you, the Contract Owner, and Allstate Life a life insurance company.
Contract Anniversary - Each twelve-month period from the date of your contract’s issue date.
Contract Owner (“you”) - The person(s) having the privileges of ownership defined in the Contract.
Contract Value- During the Accumulation Phase, your contract value is equal to the sum of the value of your Accumulation Units in the Variable Sub-accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.
Contract Year- The annual period of time measured from the date we issue your Contract or a Contract Anniversary.
Dollar Cost Averaging Program- A program that, during the Accumulation Phase, automatically transfers a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts.
Due Proof of Death- Documentation needed when there is a request for payment of the death benefit. We will accept the following documentation as Due Proof of Death: a certified copy of death certificate, a certified copy of decree of a court of competent jurisdiction as to the finding of death, or any other proof acceptable to us.
Earnings Protection Death Benefit Option: An optional death benefit that increases the death benefit provided by the Contract if the oldest Contract Owner or Annuitant is age 70 or younger on the Rider Application Date by the lesser of: (1) 100% (50% if the oldest Contract Owner or Annuitant is over age 70 and both the Contact Owner and Annuitant are younger than 79 on the Rider Application Date) of In-Force Premium, excluding purchase payments made in the twelve month period immediately preceding the death of the Contract Owner or Annuitant; and (2) 40% (25% if the oldest Contract Owner or Annuitant is over age 70 and both the Contact Owner and Annuitant are younger than 79 on the Rider Application Date) of In-Force Earnings.
Enhanced Beneficiary Protection Option: An option available that provides for an enhanced death benefit that accumulates your Contract Value on the Rider Date plus any subsequent payments, at a daily rate equivalent to 5% per year (3% in some states), adjusted for withdrawals and subject to the terms of the benefit.
Excess of Earnings Withdrawal- An amount equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.
Fixed Account Options – Investment options offered through our general account that credit interest at rates we guarantee.
Free Withdrawal Amount- An amount equal to 15% of all purchase payments that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge.
Funds- Each Variable Sub-account invests exclusively in shares of the following underlying funds (“Funds”):

AB Variable Product Series Fund, Inc. (Class B)
Fidelity® Variable Insurance Products (Service Class 2)
Franklin Templeton Variable Insurance Products Trust (Class 2)
Goldman Sachs Variable Insurance Trust
AIM Variable Insurance Funds (Series II) (Invesco Variable Insurance Funds - Series II)
Janus Aspen Series

Morgan Stanley Variable Investment Series (Class Y)
Morgan Stanley Variable Insurance Fund, Inc. (VIF) (formerly, The Universal Institutional Funds, Inc.)
PIMCO Variable Insurance Trust
Putnam Variable Trust (Class IB)

Income Base: An amount used to determine a Retirement Guaranteed Income Benefit that equals the Contract Value on the Rider Date, adjusted for purchase payments and withdrawals, which accumulates interest on a daily basis at a rate equivalent to 5% per year (3% in some states) subject to certain conditions and as detailed in “Retirement Income Guarantee Riders.”
Income Plan- A series of payments made on a scheduled basis to you or to another person designated by you.
Income Protection Benefit Option- An option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments, that guarantees your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value (“Income Protection Benefit”), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2.
In-Force Earnings- An amount equal to the current Contract Value less In-Force Premium. If this quantity is negative, then In-Force Earnings are equal to zero.

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In-force Premium- An amount equal to the Contract Value on the Rider Date, plus the sum of all purchase payments, including any associated credit enhancements, made after the Rider Date, less the sum of all “Excess-of-Earnings Withdrawals” made after the Rider Date.
* In certain states the Contract was available only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise.
Investment Alternatives - Variable Sub-Accounts that invest in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectuses for the Funds.
IRA Contract- A form of the Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract. We use the term “Qualified Contract” to refer to a Contract issued as an IRA, 403(b), or with a Qualified Plan.
Issue Date- The date we issue your Contract.
Market Value Adjustment- A calculation we apply to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under specified circumstances. The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates.
Maximum Anniversary Value: An amount used to determine the Maximum Anniversary Value (MAV) Death Benefit that equals the initial purchase payment on the Issue Date and is subsequently adjusted for purchase payments and withdrawals as detailed in “Death Benefit Amount.”
Maximum Anniversary Value (MAV) Death Benefit Option- An option available only if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 79 or younger on the Rider Application Date that provides the opportunity for an increased death benefit. On the date we issue the rider for this benefit (“Rider Date”), the MAV Death Benefit is equal to the Contract Value.
Payout Phase- The period of time that begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select.
Payout Start Date- The date we apply your money to provide income payments.
Payout Withdrawal- If you have elected Income Plan 3, your ability to terminate all or a portion of the income payments being made in exchange for their present value subject to an additional charge.
Portfolios- The underlying funds in which the Sub- Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.
Qualified Contracts- Contracts held in a plan which provides that the income on tax sheltered is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA.
Retirement Income Guarantee Options: Two options that guarantee that the amount of income payments you receive will not be less than those determined by applying the applicable Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan. These riders are no longer offered.
Return of Premium (“ROP”) Death Benefit- A benefit that provides a death benefit equal to the sum of all purchase payments, reduced by a proportional withdrawal adjustment for each withdrawal.
Rider Anniversary- For the TrueReturn Accumulation Benefit Option, each twelve-month period from the Rider Date.
Rider Application Date- The later of the date we receive the completed application or the request to add an option.
Rider Date - The date any optional benefit is made part of your Contract.
Rider Fee- An additional annual fee that you may pay if you elect certain optional benefits.
Rider Maturity Date- For the TrueReturn Accumulation Benefit Option, the date on which the benefit guarantees a minimum Contract Value, which is determined by the length of the Rider Period which you select and must occur before the latest Payout Start Date (the later of the youngest Annuitant’s 99th birthday or the 10th Contract Anniversary).
Rider Period- The period of time that begins on the Rider Date and ends on the Rider Maturity Date.
Rider Trade-In Option- An option that allows you to cancel your TrueReturn Accumulation Benefit Option or SureIncome Withdrawal Benefit Option and immediately add a new option, subject to certain requirements and conditions.

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Right to Cancel- Your ability to cancel the Contract during the Trial Examination Period, and receive a refund (not including any Credit Enhancement).
Settlement Value - The amount paid in the event of a full withdrawal of the Contract Value.
Spousal Protection Benefit (Co-Annuitant) Option- An option that provides that the Co-Annuitant will be considered an Annuitant under the Contract during the Accumulation Phase except that the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date. In addition, the “Death of Annuitant” provision of your Contract does not apply on the death of the Co-Annuitant.
Standard Fixed Account Option- An option that allows you to allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a “Guarantee Period Account” within the Standard Fixed Account Option (“Standard Fixed Guarantee Period Account”), which is defined by the date of the allocation and the length of the initial interest rate guarantee period.
SureIncome Covered Life- In connection with the SureIncome for Life Option, the oldest Contract Owner, or the oldest Annuitant if the Contract Owner is a non-living entity, on the Rider Date.
SureIncome Option Fee- The separate annual Rider Fee applicable if you elect the SureIncome Option.
SureIncome Plus Option Fee- The separate annual Rider Fee applicable if you elect the SureIncome Option.
SureIncome Plus Withdrawal Benefit Option (also referred to as SureIncome Plus Option)- An option that provides a guaranteed withdrawal benefit and gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the option, that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted. This option also provides an additional death benefit option.
SureIncome for Life Option Fee- The separate annual Rider Fee applicable if you elect the SureIncome for Life Option.
SureIncome for Life Withdrawal Benefit Option (also referred to as SureIncome for Life Option) - An option that provides a guaranteed withdrawal benefit and gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the option, as long as the SureIncome Covered Life is alive (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until the death of the SureIncome Covered Life, subject to certain restrictions. This option also provides an additional death benefit option.
SureIncome ROP Death Benefit-An option available under SureIncome for Life and SureIncome Plus that provides a death benefit equal to the Contract Value on the Rider Date and subsequently increased by purchase payments and decreased by withdrawals as described in “Death of Owner or Annuitant” in the “SureIncome Plus Withdrawal Benefit Option” section.
SureIncome Withdrawal Benefit Option (also referred to as SureIncome Option)- An option that provides a guaranteed withdrawal benefit and gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted.
Systematic Withdrawal Program- A program that permits you to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date.
Tax Qualified Contracts- Contracts held in a plan which provides that the income on tax sheltered is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA.
Transfer Period Account- Each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Account according to the percentage allocation for the model portfolio you selected.
Trial Examination Period- The period during which you may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20-day period after you receive the Contract, or such longer period that your state may require.
TrueBalanceSM Asset Allocation Program- A program that spreads Contract Value across a range of asset classes but is no longer offered for new enrollments.
TrueReturn Accumulation Benefit Option- An option that guarantees a minimum Contract Value on the Rider Maturity Date subject to the terms of the benefit.
Valuation Date - The term used to indicated a “business day,” which means each day Monday through Friday that the New York Stock Exchange is open for business. Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time).

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Variable Account- An account for which the income, gains, and losses are determined separately from the results of our other operations. The Variable Account consists of multiple Variable Sub- Accounts, each of which is available under the Contract.
Variable Sub-Account- An investment in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies.
Withdrawal Benefit Factor- In connection with the Withdrawal Benefit Options, a factor used to determine the “Benefit Payment” and Benefit Payment Remaining, which currently equals 8%.
Withdrawal Benefit Payout Phase- In connection with the Withdrawal Benefit Options, the period of time during which the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase. During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. Once all scheduled payments have been paid, the Contract will terminate.
Withdrawal Benefit Payout Start Date- In connection with the Withdrawal Benefit Options, the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.
Withdrawal Benefit Options- Collectively, the SureIncome Option, the SureIncome Plus Option and the SureIncome for Life Option.
Withdrawal Benefit Option Fee- Collectively, the SureIncome Option Fee, the SureIncome Plus Option Fee and the SureIncome for Life Option Fee.

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Overview of Contracts

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

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The Allstate Variable Annuity Contract has a mortality and expense risk charge of 1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

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The Allstate Variable Annuity – L Share Contract has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period.

Other differences between the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

*
The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract. The administrative expense charge is 0.19% for Contracts issued before January 1, 2005 and 0.19% for Contracts issued on or after October 17, 2005. The administrative expense charge is 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

The Contracts at a Glance

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

Flexible Payments
We are no longer offering new contracts.

You can add to your Contract as often and as much as you like, but each subsequent payment must be at least $1,000 ($50 for automatic payments). We may limit the cumulative amount of purchase payments to a maximum of $1,000,000 in any Contract.

Trial Examination Period
You may cancel your Contract within 20 days of receipt or any longer period as your state may require (“Trial Examination Period”). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the Variable Account, including the deduction of mortality and expense risk charges and administrative expense charges. The amount you receive will be less applicable federal and state income tax withholding. See “Trial Examination Period” for details.

Expenses
Each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account. You also will bear the following expenses:

Allstate Variable Annuity Contracts

• Annual mortality and expense risk charge equal to 1.10% of average daily net assets.

• Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

Allstate Variable Annuity – L Share Contracts

• Annual mortality and expense risk charge equal to 1.50% of average daily net assets.

• Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

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All Contracts

• Annual administrative expense charge of 0.19% for Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005 (0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the annual administrative expense charge applied to such Contracts is 0.19%; up to 0.35% for future Contracts).

• Annual contract maintenance charge of $30 (waived in certain cases).

• If you select the Maximum Anniversary Value (MAV) Death Benefit Option (“MAV Death Benefit Option”) you will pay an additional mortality and expense risk charge of 0.20% (up to 0.30% for Options added in the future).

• If you select Enhanced Beneficiary Protection (Annual Increase) Option, you will pay an additional mortality and expense risk charge of 0.30%.

• If you select the Earnings Protection Death Benefit Option you will pay an additional mortality and expense risk charge of 0.25% or 0.40% (up to 0.35% or 0.50% for Options added in the future) depending on the age of the oldest Owner and oldest Annuitant on the date we receive the completed application or request to add the benefit, whichever is later (“Rider Application Date”).

• If you select the TrueReturnSM Accumulation Benefit Option (“TrueReturn Option”) you would pay an additional annual fee (“Rider Fee”) of 0.50% (up to 1.25% for Options added in the future) of the Benefit Base in effect on each Contract anniversary (“Contract Anniversary”) during the Rider Period. You may not select the TrueReturn Option together with a Retirement Income Guarantee Option or any Withdrawal Benefit Option.

• We discontinued offering the SureIncome Withdrawal Benefit Option (“SureIncome Option”) as of May 1, 2006, except in a limited number of states. If you elected the SureIncome Option prior to May 1, 2006, you would pay an additional annual fee (“SureIncome Option Fee”) of 0.50% of the Benefit Base on each Contract Anniversary (see the SureIncome Option Fee section). You may not select the SureIncome Option together with a Retirement Income Guarantee Option, a TrueReturn Option or any other Withdrawal Benefit Option.

• If you select the SureIncome Plus Withdrawal Benefit Option (“SureIncome Plus Option”) you would pay an additional annual fee (“SureIncome Plus Option Fee”) of 0.65% (up to 1.25% for Options added in the future) of the Benefit Base on each Contract Anniversary (see the SureIncome Plus Option Fee section). You may not select the SureIncome Plus Option together with a Retirement Income Guarantee Option, a TrueReturn Option or any other Withdrawal Benefit Option.

• If you select the SureIncome For Life Withdrawal Benefit Option (“SureIncome For Life Option”) you would pay an additional annual fee (“SureIncome For Life Option Fee”) of 0.65% (up to 1.25% for Options added in the future) of the Benefit Base on each Contract Anniversary (see the SureIncome For Life Option Fee section). You may not select the SureIncome For Life Option together with a Retirement Income Guarantee Option, a TrueReturn Option or any other Withdrawal Benefit Option.

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• We discontinued offering Retirement Income Guarantee Option 1 (“RIG 1”) as of January 1, 2004 (up to May 1, 2004 in certain states). If you elected RIG 1 prior to May 1, 2004, you will pay an additional annual fee (“Rider Fee”) of 0.40% of the Income Base in effect on a Contract Anniversary.

• We discontinued offering Retirement Income Guarantee Option 2 (“RIG 2”) as of January 1, 2004 (up to May 1, 2004 in certain states). If you elected RIG 2 prior to May 1, 2004, you will pay an additional annual Rider Fee of 0.55% of the Income Base in effect on a Contract Anniversary.

• If you select the Income Protection Benefit Option you will pay an additional mortality and expense risk charge of 0.50% (up to 0.75% for Options added in the future) during the Payout Phase of your Contract.

• If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts (“CSP”) you would pay an additional annual fee (“Rider Fee”) of 0.10%* (up to 0.15% for Options added in the future) of the Contract Value (“Contract Value”) on each Contract Anniversary. These Options are only available for certain types of IRA Contracts, which are Contracts issued with an Individual Retirement Annuity or Account (“IRA”) under Section 408 of the Internal Revenue Code. The CSP is only available for certain Custodial Individual Retirement Accounts established under Section 408 of the Internal

Revenue Code. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.

* No Rider Fee was charged for these Options for Contract Owners who added these Options prior to January 1, 2005. See the "Overview of Contracts" section for details.

• Transfer fee equal to 1.00% (subject to increase to up to 2.00%) of the amount transferred after the 12th transfer in any Contract Year (“Contract Year”), which we measure from the date we issue your Contract or a Contract Anniversary.

• State premium tax (if your state imposes one)

• Not all Options are available in all states

We may discontinue offering any of these Options at any time prior to the time you elect to receive it.

Investment Alternatives
Each Contract offers several investment alternatives including:

• Fixed Account Options that credit interest at rates we guarantee, and

• Various* Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

• Morgan Stanley Investment Management Inc.

• Invesco Advisers, Inc.

• Alliance Bernstein L.P.

• Fidelity® Management & Research Company (FMR)

• Franklin Advisers, Inc.

• Franklin Mutual Advisers, LLC

• Goldman Sachs Asset Management, L.P.

• Janus Capital Management LLC

• Pacific Investment Management Company LLC

• Putnam Investment Management, LLC

• Templeton Investment Counsel, LLC

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* Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. Please see the Investment Alternatives: The Variable Sub-Accounts section for information about Sub-Accounts and/or Portfolio liquidations, mergers, closures and name changes.

Not all Fixed Account Options are available in all states or with all Contracts.

To find out current rates being paid on the Fixed Account Option(s), or to find out how the Variable Sub-Accounts have performed, please call us at 1-800-457-7617.

Special Services
For your convenience, we offer these special services:

• Automatic Portfolio Rebalancing Program

• Automatic Additions Program

• Dollar Cost Averaging Program

• Systematic Withdrawal Program

• TrueBalanceSM Asset Allocation Program

Income Payments
You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways (you may select more than one income plan):

• life income with guaranteed number of payments

• joint and survivor life income with guaranteed number of payments

• guaranteed number of payments for a specified period

• life income with cash refund

• joint life income with cash refund

• life income with installment refund

• joint life income with installment refund

Prior to May 1, 2004, Allstate Life also offered two Retirement Income Guarantee Options that guarantee a minimum amount of fixed income payments you can receive if you elect to receive income payments.

In addition, we offer an Income Protection Benefit Option that guarantees that your variable income payments will not fall below a certain level.

Death Benefits
If you, the Annuitant, or Co-Annuitant die before the Payout Start Date, we will pay a death benefit subject to the conditions described in the Contract. In addition to the death benefit included in your Contract (“Return of Premium Death Benefit” or “ROP Death Benefit”), the death benefit options we currently offer include:

• MAV Death Benefit Option;

• Enhanced Beneficiary Protection (Annual Increase) Option; and

• Earnings Protection Death Benefit Option

The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit, (“SureIncome ROP Death Benefit”).

Transfers
Before the Payout Start Date, you may transfer your Contract Value among the investment alternatives, with certain restrictions. The minimum amount you may transfer is $100 or the amount remaining in the investment alternative, if less. The minimum amount that can be transferred into the Standard Fixed Account or Market Value Adjusted Account Options is $100.

A charge may apply after the 12th transfer in each Contract Year.

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Withdrawals
You may withdraw some or all of your Contract Value at any time during the Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $50 at a time. Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge and a Market Value Adjustment may also apply.

Unless a Withdrawal Benefit Option is in effect under your Contract: if any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value; and your Contract will terminate if you withdraw all of your Contract Value.

How the Contracts Work

Each Contract basically works in two ways.
First, each Contract can help you (we assume you are the “Contract Owner”) save for retirement because you can invest in your Contract’s investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the “Accumulation Phase” of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the “Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.
Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a preset number of years, by selecting one of the income payment options (we call these “ Income Plans ”) described in the Income Payments - Income Plans section. You receive income payments during what we call the “ Payout Phase ” of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.
The timeline below illustrates how you might use your Contract.

Other income payment options are also available. See “Income Payments.”
As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See “The Contracts.” In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See “Death Benefits.”
Please call us at 1-800-457-7617 if you have any question about how the Contracts work.

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Expense Table

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see “Expenses,” below. For more information about Portfolio expenses, please refer to the prospectuses for the Funds.
Contract Owner Transaction Expenses
Withdrawal Charge (as a percentage of purchase payments withdrawn)*

	Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
Contract:	0	1	2	3	4	5	6	7	8+
Allstate Variable Annuity	7%	7%	6%	5%	4%	3%	2%	0%	0%
Allstate Variable Annuity – L Share	7%	6%	5%	0%

All Contracts:
Annual Contract Maintenance Charge	$30**
Transfer Fee	up to 2.00% of the amount transferred***
* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge (“Free Withdrawal Amount”). See “Withdrawal Charges” for more information.
** Waived in certain cases. See “Expenses.”
*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred, however, we reserve the right to raise the transfer fee to up to 2.00% of the amount transferred.
Variable Account Annual Expenses (as a percentage of average daily net asset value deducted from each Variable Sub-Account)
If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

Basic Contract (without any optional benefit)	Mortality and Expense Risk Charge	Administrative Expense Charge*	Total Variable Account Annual Expense
Allstate Variable Annuity	1.10%	0.19%	1.29%
Allstate Variable Annuity – L Share	1.50%	0.19%	1.69%
* We reserve the right to raise the administrative expense charge to 0.35%. However, we will not increase the charge once we issue your Contract. The administrative expense charge is 0.19% for Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005. The administrative expense charge is 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the administrative expense charge applied to such Contracts is 0.19%.
Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

MAV Death Benefit Option	0.20% (up to 0.30% for Options added in the future)
Enhanced Beneficiary Protection (Annual Increase) Option	0.30%
Earnings Protection Death Benefit Option (issue age 0-70)	0.25% (up to 0.35% for Options added in the future)
Earnings Protection Death Benefit Option (issue age 71-79)	0.40% (up to 0.50% for Options added in the future)
If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death Benefit Option, Enhanced Beneficiary Protection (Annual Increase) Option, Earnings Protection Death Benefit Option (issue age 71-79)	Mortality and Expense Risk Charge*	Administrative Expense Charge*	Total Variable Account Annual Expense
Allstate Variable Annuity	2.00%	0.19%	2.19%
Allstate Variable Annuity – L Share	2.40%	0.19%	2.59%
* As described above, the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract. The administrative expense charge is 0.19% for Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005. The administrative expense charge is 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

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TrueReturnSM Accumulation Benefit Option Fee*
(annual rate as a percentage of Benefit Base on a Contract Anniversary)

TrueReturnSM Accumulation Benefit Option	0.50%*
* Up to 1.25% for TrueReturn Options added in the future. See “TrueReturnSM Accumulation Benefit Option” for details.
SureIncome Withdrawal Benefit Option Fee*
(annual rate as a percentage of Benefit Base on a Contract Anniversary)

SureIncome Withdrawal Benefit Option	0.50%**
* Effective May 1, 2006, we ceased offering the SureIncome Option except in a limited number of states.
** Up to 1.25% for SureIncome Options added in the future. See “SureIncome Withdrawal Benefit Option” for details.
SureIncome Plus Withdrawal Benefit Option Fee
(annual rate as a percentage of Benefit Base on a Contract Anniversary)

SureIncome Plus Withdrawal Benefit Option	0.65%*
* Up to 1.25% for SureIncome Plus Options added in the future. See “SureIncome Plus Withdrawal Benefit Option” for details.
SureIncome For Life Withdrawal Benefit Option Fee
(annual rate as a percentage of Benefit Base on a Contract Anniversary)

SureIncome For Life Withdrawal Benefit Option	0.65%*
* Up to 1.25% for SureIncome For Life Options added in the future. See “SureIncome For Life Withdrawal Benefit Option” for details.
Retirement Income Guarantee Option Fee*
(annual rate as a percentage of Income Base on a Contract Anniversary)

RIG 1	0.40%
RIG 2	0.55%
* We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees shown apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states).
Spousal Protection Benefit (Co-Annuitant) Option Fee
(as a percentage of Contract Value on each Contract Anniversary)

Spousal Protection Benefit (Co-Annuitant) Option	0.10%*
* Applies to Contract Owners who select the option on or after January 1, 2005. Up to 0.15% for options added in the future.
Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee
(as a percentage of Contract Value on each Contract Anniversary)

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts	0.10%*
* Applies to Contract owners who select the option on or after January 1, 2005. Up to 0.15% for options added in the future.
If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts on or after January 1, 2005, you will pay a Rider Fee at the annual rate of 0.10% of the Contract Value on each Contract Anniversary. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. If you selected either of these Options prior to January 1, 2005, there is no charge associated with your Option. See “Spousal Protection Benefit (Co-Annuitant) Option Fee and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee” for details.

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Income Protection Benefit Option
(as a percentage of the average daily net Variable Account assets supporting the variable income payments to which the Option applies)

Income Protection Benefit Option	0.50%*
* The charge for the Income Protection Benefit Option applies during the Payout Phase. We reserve the right to raise the charge to up to 0.75% for Options added in the future. See “Income Payments – Income Protection Benefit Option,” below, for details.
PORTFOLIO ANNUAL EXPENSES – Minimum and Maximum
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios’ expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio’s fees and expenses appears in the prospectus for each Portfolio.
ANNUAL PORTFOLIO EXPENSES

	Minimum	Maximum
Total Annual Portfolio Operating Expenses (1) (expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or services (12b-1) fees, and other expenses)	0.50%	1.68%

(1)	Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2016 (except as otherwise noted).
EXPENSE EXAMPLES
These examples are intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses (with a 0.19% annual administrative charge), and Portfolio fees and expenses.
The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

•	invested $10,000 in the Contract for the time periods indicated;

•	earned a 5% annual return on your investment;

•	allocate all of your Account Value to the sub-Account with the Maximum Total Annual Fund Operating Expenses as listed in the Expense Table, and these remain the same each year*

•	elected the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option;

•	elected the Earnings Protection Death Benefit Option (assuming issue age 71-79);

•	elected the Spousal Protection Benefit (Co-Annuitant) Option; and

•	elected the SureIncome Plus Withdrawal Benefit Option **
The examples also assume:

•	No tax charge applies.

•	For each charge, we deduct the maximum charge rather than current charge.

•	You make no transfers, or other transactions for which we charge a fee.
Amounts shown in the examples are rounded to the nearest dollar.
*      Note: Not all Portfolios offered as Sub-accounts may be available depending on optional benefit selection, the applicable jurisdiction and selling firm.
**      Note: The combination of optional benefits represents the maximum optional benefit charge.
THE EXAMPLES ARE ILLUSTRATIVE ONLY. THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE UNDERLYING PORTFOLIOS. ACTUAL EXPENSES WILL BE LESS THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.

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	ALLSTATE VARIABLE ANNUITY
	Assuming Maximum Total Annual Fund Expenses
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,284	$2,339	$3,279	$5,655
If you annuitize your annuity at the end of the applicable time period: [1]	$584	$1,739	$2,879	$5,655
If you do not surrender your annuity:	$584	$1,739	$2,879	$5,655

	ALLSTATE VARIABLE ANNUITY - L SHARE
	Assuming Maximum Total Annual Fund Expenses
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,324	$2,353	$3,057	$5,956
If you annuitize your annuity at the end of the applicable time period: [1]	$624	$1,853	$3,057	$5,956
If you do not surrender your annuity:	$624	$1,853	$3,057	$5,956
1 Your ability to annuitize within the first 30 days of the first Annuity Year may be limited.
Financial Information

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the “Accumulation Unit.” Each Variable Sub-Account has a separate value for its Accumulation Units we call “Accumulation Unit Value.” Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.
Accumulation Unit Values for the lowest and highest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are shown in Appendix K to this prospectus. The Statement of Additional Information contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The consolidated financial statements of Allstate Life and the financial statements of the Variable Account, which are comprised of the underlying financial statements of the Sub-Accounts, appear in the Statement of Additional Information.
No Accumulation Unit Values are shown for Contracts with administrative expense charges of 0.30% which applies to Contracts purchased on or after January 1, 2005, and prior to October 17, 2005; effective October 17, 2005, and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

The Contracts

CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

•	the investment alternatives during the Accumulation and Payout Phases,

•	the amount and timing of your purchase payments and withdrawals,

•	the programs you want to use to invest or withdraw money,

•	the income payment plan(s) you want to use to receive retirement income,

•	the Annuitant (either yourself or someone else) on whose life the income payments will be based,

•	the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

•	any other rights that the Contract provides, including restricting income payments to Beneficiaries.
If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.
If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).

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The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.
If you select the Enhanced Beneficiary Protection (MAV) Option, the Enhanced Beneficiary Protection (Annual Increase) Option, or the Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 79. If you select the Spousal Protection Benefit (Co-Annuitant) Option or the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts (CSP), the maximum age of any Contract Owner or beneficial owner for CSP on the Rider Application Date is currently age 90. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 80. If you select the SureIncome for Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest Contract Owner (oldest annuitant if Contract Owner is a non-living person) on the Rider Application Date are ages 50 and 79, respectively.
The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, (“Code”) may limit or modify your rights and privileges under the Contract. We use the term “Qualified Contract” to refer to a Contract issued as an IRA, 403(b), or with a Qualified Plan.
Except for certain retirement plans, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under Qualified Contract. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.
ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. Additional restrictions may apply in the case of Qualified Plans. The maximum age of the Annuitant on the date we receive the completed application for each Contract is age 90.
If you select the Enhanced Beneficiary Protection (MAV) Death Benefit Option, Enhanced Beneficiary Protection (Annual Increase) Option or the Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 79.
If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application Date is age 90.
If you select the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the maximum age of any Annuitant on the Rider Application Date is age 90.
If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date.
If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 80. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest annuitant, if the Contract Owner is a non-living person, on the Rider Application Date are ages 50 and 79, respectively.
If you select an Income Plan that depends on the Annuitant or a joint Annuitant’s life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.
CO-ANNUITANT
Spousal Protection Benefit (Co-Annuitant) Option
Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

•	the individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA;

•	the Contract Owner must be age 90 or younger on the Rider Application Date;

•	the Co-Annuitant must be age 79 or younger on the Rider Application Date; and

•	the Co-Annuitant must be the sole Primary Beneficiary under the Contract.
Under the Spousal Protection Benefit (Co-Annuitant) Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start

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Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See “Spousal Protection Benefit Option and Death of Co-Annuitant” for more information.
Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts.
Contracts that meet the following conditions and that elect the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts may name the spouse of the Annuitant as a Co-Annuitant:

•	the beneficially owned Contract must be a Custodial traditional IRA, Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA;

•	the Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA;

•	the Co-Annuitant must be the legal spouse of the Annuitant and only one Co-Annuitant may be named;

•	the Co-Annuitant must be the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA;

•	the Annuitant must be age 90 or younger on the Rider Application Date; and

•	the Co-Annuitant must be age 79 or younger on the Rider Application Date.
Under the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. The Co-Annuitant is not considered the beneficial owner of the Custodial Traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA. See “Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant” for more information.
BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement (“Death Proceeds”) or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.
You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.
You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.
If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

•	your spouse or, if he or she is no longer alive,

•	your surviving children equally, or if you have no surviving children,

•	your estate.
If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is a grantor trust), we will divide the Death Proceeds among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the Death Proceeds in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract Owner is a grantor trust), the remaining Beneficiaries in that class will divide the deceased Beneficiary’s share in proportion to the original share of the remaining Beneficiaries.
For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant (“Living Person A”) has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant (“Living Person B”), Living Person A must survive Living Person B by at least 24 hours. Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

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Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the Death Proceeds. Each Beneficiary will exercise all rights related to his or her share of the Death Proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.
If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.
MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.
ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with an attorney before trying to assign periodic income payments under your Contract.
Purchases

MINIMUM PURCHASE PAYMENTS
You may make purchase payments at any time prior to the Payout Start Date. All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). Additional payments may be limited in some states. Please consult with your Morgan Stanley Financial Advisor for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.
AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your Morgan Stanley Financial Advisor for detailed information. The Automatic Additions Program is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.
ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling us at 1-800-457-7617.
We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.
We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.
We use the term “business day” to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as “Valuation Dates.” Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.
There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under

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those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.
With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.
TRIAL EXAMINATION PERIOD
You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20-day period after you receive the Contract, or such longer period that your state may require. If you exercise this “Right to Cancel,” the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payments or the Contract Value. The amount you receive will be less applicable federal and state income tax withholding.
We reserve the right to allocate your purchase payments to the Fidelity® VIP Government Money Market - Service Class 2 Sub-Account during the Trial Examination Period.
For Contracts purchased in California by persons age 60 and older, you may elect to defer until the end of the Trial Examination Period allocation of your purchase payment to the Variable Sub-Accounts. Unless you instruct otherwise, upon making this election, your purchase payment will be allocated to the Fidelity® VIP Government Money Market - Service Class 2 Sub-Account. On the next Valuation Date, 40 days after the Issue Date, your Contract Value will then be reallocated in accordance with your most recent investment allocation instructions.
State laws vary and may require a different period, other variations or adjustments. Please refer to your Contract for state specific information.
Contract Value

On the Issue Date, the Contract Value is equal to your initial purchase payment.
Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.
ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.
ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

•	changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

•	the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge
We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.
We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.
You should refer to the prospectuses for the Funds for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

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TRUERETURNSM ACCUMULATION BENEFIT OPTION
We offer the TrueReturnSM Accumulation Benefit Option, which is available for an additional fee. The TrueReturn Option guarantees a minimum Contract Value on the “Rider Maturity Date.” The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See “Termination of the TrueReturn Option” below for details on termination.
The TrueReturn Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the TrueReturn Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the TrueReturn Option. Currently, you may have only one TrueReturn Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a TrueReturn Option, a Retirement Income Guarantee Option or a Withdrawal Benefit Option. The TrueReturn Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the Annuitant’s 99th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Option may be cancelled at any time on or after the 5th Rider Anniversary by notifying us in writing in a form satisfactory to us.
The “Rider Anniversary” is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.
When you add the TrueReturn Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The “Rider Period” begins on the Rider Date and ends on the Rider Maturity Date. The “Rider Date” is the date the TrueReturn Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 20 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. Each Model Portfolio Option available under a Guarantee Option has specific investment requirements that are described in the “Investment Requirements” section below and may depend upon the Rider Date of your TrueReturn Option. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.
The TrueReturn Option may not be available in all states. We may discontinue offering the TrueReturn Option at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.
Accumulation Benefit.
On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the Fidelity® VIP Government Money Market - Service Class 2 Sub-Account. You may transfer the excess amount out of the Fidelity® VIP Government Money Market - Service Class 2 Sub-Account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Option provides no additional benefit.
The “Accumulation Benefit” is equal to the Benefit Base multiplied by the AB Factor. The “AB Factor” is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

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AB Factors
Rider Period (number of years)	Guarantee Option 1	Guarantee Option 2
8	100.0%	NA
9	112.5%	NA
10	125.0%	100.0%
11	137.5%	110.0%
12	150.0%	120.0%
13	162.5%	130.0%
14	175.0%	140.0%
15	187.5%	150.0%
16	200.0%	160.0%
17	212.5%	170.0%
18	225.0%	180.0%
19	237.5%	190.0%
20	250.0%	200.0%
The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.
Example 1: Guarantee Option 1

Guarantee Option:	1
Rider Period:	15
AB Factor:	187.5%
Rider Date:	1/2/04
Rider Maturity Date:	1/2/19
Benefit Base on Rider Date:	$50,000
Benefit Base on rider Maturity Date:	$50,000

On the Rider Maturity Date (1/2/19):
Accumulation Benefit	= Benefit Base on Rider Maturity Date × AB Factor
= $50,000 × 187.5%
= $93,750
Example 2: Guarantee Option 2

Guarantee Option:	2
Rider Period:	15
AB Factor:	150.0%
Rider Date:	1/2/04
Rider Maturity Date:	1/2/19
Benefit Base on Rider Date:	$50,000
Benefit Base on rider Maturity Date:	$50,000

On the Rider Maturity Date (1/2/19):
Accumulation Benefit	= Benefit Base on Rider Maturity Date × AB Factor
= $50,000 × 150.0%
= $75,000
Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See “Investment Requirements” below for more information.

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Benefit Base.
The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the “Benefit Base” is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

•
The Benefit Base will be increased by purchase payments made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. Therefore, if you plan to make purchase payments after the first Contract Anniversary following the Rider Date, you should consider carefully whether this Option is appropriate for your needs.

•	The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

(a)	= the withdrawal amount;

(b)	= the Contract Value immediately prior to the withdrawal; and

(c)	= the Benefit Base immediately prior to the withdrawal.
Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.
The Benefit Base will never be less than zero.
Investment Requirements.
If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option (“Model Portfolio Option”) you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.
When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

(1)	to a Model Portfolio Option available with the Guarantee Option you selected, as defined below; or

(2)	to the DCA Fixed Account Option and then transfer all purchase payments and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or

(3)	to a combination of (1) and (2) above.
For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information.
On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Options with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2 and TrueBalanceSM Model Portfolio Options sections below for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use with each Guarantee Option under the TrueReturn Option:

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Guarantee Option 1	Guarantee Option 2
* Model Portfolio Option 1 * TrueBalance Conservative Model Portfolio Option * TrueBalance Moderately Conservative Model Portfolio Option
* Model Portfolio Option 2
* TrueBalance Conservative Model Portfolio Option
* TrueBalance Moderately Conservative Model Portfolio Option
* TrueBalance Moderate Model Portfolio Option
* TrueBalance Moderately Aggressive Model Portfolio Option
* TrueBalance Aggressive Model Portfolio Option

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Sub-Accounts prior to adding the TrueReturn Option to your Contract. Transfers from the MVA Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information. We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.
Any subsequent purchase payments made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.
Model Portfolio Option 1
If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain investment alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.
Effective October 1, 2004, certain Variable Sub-Accounts under Model Portfolio 1 were reclassified into different asset categories. These changes apply to TrueReturn Options effective prior to and on or after October 1, 2004.
The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category:

Model Portfolio Option 1
20% Category A
50% Category B
30% Category C
0% Category D
Category A
Fidelity® VIP Government Money Market – Service Class 2 Sub-Account (11) (formerly, Fidelity® VIP Money Market – Service Class 2 Sub-Account)
Category B
Invesco V. I. High Yield Fund – Series II Sub-Account
Morgan Stanley VIS Income Plus Portfolio – Class Y Sub-Account
Morgan Stanley VIS Limited Duration Portfolio – Class Y Sub-Account (3)
Fidelity® VIP High Income Portfolio – Service Class 2 Sub-Account
FTVIP Franklin High Income VIP Fund – Class 2 Sub-Account (1) (12)
PIMCO CommodityRealReturn™ Strategy Portfolio – Advisor Shares Sub-Account
PIMCO Emerging Markets Bond Portfolio – Advisor Shares Sub-Account
PIMCO Real Return Portfolio – Advisor Shares Sub-Account
PIMCO Total Return – Advisor Shares Sub-Account (8)
Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II (formerly UIF Emerging Markets Debt, Class II Sub-Account)
Morgan Stanley VIF U.S. Real Estate Portfolio - Class II Sub-Account, (formerly UIF U.S. Real Estate, Class II Sub-Account) (10)

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Category C
AB VPS Growth Portfolio – Class B Sub-Account
AB VPS Growth and Income Portfolio – Class B Sub-Account (1)
AB VPS International Value Portfolio – Class B Sub-Account (7)
AB VPS Small/Mid Cap Value Portfolio – Class B Sub-Account
AB VPS Value Portfolio – Class B Sub-Account (6)
Fidelity® VIP Contrafund® Portfolio– Service Class 2 Sub-Account
Fidelity® VIP Growth & Income Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Mid Cap Portfolio – Service Class 2 Sub-Account
FTVIP Franklin Flex Cap Growth VIP Fund – Class 2 Sub-Account
FTVIP Franklin High Income VIP Fund – Class 2 Sub-Account(12)
FTVIP Mutual Global Discovery VIP Fund – Class 2 Sub-Account
FTVIP Mutual Shares VIP Fund – Class 2 Sub-Account
FTVIP Templeton Foreign VIP Fund – Class 2 Sub-Account
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Sub-Account
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Sub-Account
Goldman Sachs VIT Large Cap Value Fund - Institution Sub-Account
Goldman Sachs VIT Mid Cap Value Fund - Institutional Sub-Account (3)
Invesco V.I. Value Opportunities Fund – Series II Sub-Account (1)(5)
Invesco V.I. Core Equity Fund – Series II Sub-Account (4)
Invesco V.I. Mid Cap Core Equity Fund– Series II Sub-Account (1), (9)
Invesco V. I. Diversified Dividend Fund– Series II Sub-Account
Invesco V. I. Global Core Equity Fund – Series II Sub-Account
Invesco V. I. Equity and Income Portfolio – Series II Sub-Account (1)
Invesco V. I. S&P 500 Index Fund – Series II Sub-Account
Invesco V.I. American Value Fund– Series II Sub-Account
Invesco V.I. American Franchise Fund – Series II Sub-Account
Invesco V.I. Comstock Fund – Series II Sub-Account
Invesco V.I. Growth and Income Fund – Series II Sub-Account
Morgan Stanley VIS Multi Cap Growth Portfolio – Class Y Sub-Account
Putnam VT Equity Income Fund– Class IB Sub-Account
Putnam VT Growth and Income Fund– Class IB Sub-Account (1)
Putnam VT International Equity Fund– Class IB Sub-Account
Putnam VT Investors Fund– Class IB Sub-Account (2)
Putnam VT George Putnam Balanced Fund – Class IB Sub-Account
Putnam VT Growth Opportunities Fund - Class IB (formerly Putnam VT Voyager Fund– Class IB Sub-Account)
Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II (formerly UIF Emerging Markets Equity, Class II Sub-Account)
Morgan Stanley VIF Global Franchise Portfolio - Class II (formerly UIF Global Franchise, Class II Sub-Account)
Morgan Stanley VIF Mid Cap Growth Portfolio - Class II (formerly UIF Mid Cap Growth, Class II Sub-Account)
Morgan Stanley VIF Global Infrastructure Portfolio - Class II (formerly UIF Global Infrastructure – Class II Sub-Account) (1)
Morgan Stanley VIF Global Strategist Portfolio - Class II (formerly UIF Global Strategist Portfolio – Class II Sub-Account)
Category D (Variable Sub-Accounts not available under Model Portfolio Option 1)
Morgan Stanley VIS European Equity Portfolio – Class Y Sub-Account (3)
AB VPS Large Cap Growth Portfolio – Class B Sub-Account (1)
Morgan Stanley VIF Growth - Class II (formerly UIF Growth, Class II Sub-Account)
Invesco V.I. Mid Cap Growth Fund – Series II Sub-Account
Invesco V.I. American Franchise Fund – Series II Sub-Account
Each calendar quarter, we will use the Automatic Portfolio Rebalancing program to automatically rebalance your contract value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio Option 1. We will use the percentage allocations as of your most recent instructions.

1)
Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the Invesco V.I. Value Opportunities – Series II Sub-Account, the AB VPS Growth and Income – Class B Sub-Account, the AB VPS Large Cap Growth – Class B Sub-Account, the FTVIP Franklin High Income VIP Fund – Class 2 Sub-Account, the Invesco V.I. Equity and Income – Series II Sub-Account, the Putnam VT Growth and Income – Class IB Sub-Account, UIF Emerging Markets Debt, Class II Sub-Account and the UIF Global Infrastructure – Class Y Sub-Account.*

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2)	Effective May 1, 2004, the Putnam VT Investors – Class IB Sub-Account closed to new investments. *

3)
Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity – Class Y Sub-Account and the Morgan Stanley VIS Limited Duration – Class Y Sub-Account. *

4)
Effective May 1, 2006, the Invesco V.I. Core Equity – Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity – Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity – Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity – Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity – Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. *

5)
Effective as of August 19, 2011, the Invesco V.I. Value Opportunities – Series II Sub-Account, was closed to all Contract Owners except those who have contract value invested in the Variable Sub-Account as of the closure date. Contract owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account thereafter.

6)
Effective as of January 31, 2013 the AB VPS Value Portfolio – Class B Sub-Account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter.

7)
Effective as of May 1, 2013, the AB VPS International Value Portfolio – Class B Sub-Account, was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter.

8)
Effective as of April 13, 2015, the PIMCO Total Return – Advisor Shares Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. An application is pending with the Securities and Exchange Commission requesting an order to allow Allstate Life to remove the PIMCO Total Return Portfolio – Advisor Shares as an investment option under your variable annuity contract and substitute a new investment option, the BlackRock Total Return V.I. Portfolio – Class I Shares. Allstate Life anticipates that, if such order is granted, the proposed substitution will occur during the second quarter of 2017.

9)
  Effective as of September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series II Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date.*

10)
Effective as of February 23, 2016, the UIF U.S. Real Estate Portfolio, Class II Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date.*

11)
Any Contract Value that was transferred to the Fidelity ® VIP Government Money Market Portfolio – Service Class 2 as a result of the liquidation of the Morgan Stanley VIS Money Market Portfolio – Class X on April 29, 2016 (“Liquidation Date”) can be transferred free of charge and will not count as one of your annual free transfers for a period of 60 days after the Liquidation Date. It is important to note that any subsequent transfer out of a Portfolio will be subject to the transfer limitations described in this prospectus.

12)
Effective at the close of business April 21, 2017, the FTVIP Franklin High Income VIP Fund – Class 2 was closed for new purchase payment allocations to all Contract owners. Effective April 28, 2017, the FTVIP Franklin Income VIP Fund – Class 2 was liquidated. On the liquidation date, the Portfolio was no longer available under your Annuity contract, and any contract value allocated to this liquidated Portfolio was transferred, as of the close of business on the liquidation date to one of the default transfer portfolios. If you are in a Model Portfolio Option, your contract value was transferred to the PIMCO Real Return Portfolio – Advisor Shares. If you are not in a Model Portfolio, your contract value was transferred to the Fidelity® VIP Government Money Market Portfolio – Service Class 2.

For a period of 60 days after the liquidation date, any Contract Value that was transferred to the PIMCO Real Return Portfolio – Advisor Shares (if you are in a Model Portfolio Option) or the Fidelity® VIP Government Money Market Portfolio – Service Class 2 (if you are not in a Model Portfolio Option) as the result of the liquidation can be transferred free of charge and will not count as one of your annual free transfers. If you are in a Model Portfolio Option, any transfer out of the PIMCO Real Return Portfolio – Advisor Shares must comply with the investment requirements of that Model Portfolio Option. It is important to note that any Portfolio into which you make your transfer will be subject to the transfer limitations described in this prospectus.
* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.

24

Model Portfolio Option 2
The investment requirements under Model Portfolio Option 2 depend on the Rider Date of your TrueReturn Option.
Model Portfolio Option 2 (Rider Date prior to October 1, 2004)
If your TrueReturn Option Rider Date is prior to October 1, 2004 and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.
The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to October 1, 2004) and the Variable Sub-Accounts available under each category:

Model Portfolio Option 2 (Rider Date Prior to October 1, 2004)
10% Category A
20% Category B
50% Category C
20% Category D
Category A
Fidelity® VIP Government Money Market – Service Class 2 Sub-Account (11) (formerly, Fidelity® VIP Money Market – Service Class 2 Sub-Account)
Category B
Invesco V. I. High Yield Fund – Series II Sub-Account
Morgan Stanley VIS Income Plus Portfolio – Class Y Sub-Account
Morgan Stanley VIS Limited Duration Portfolio– Class Y Sub-Account (3)
Fidelity® VIP High Income Portfolio – Service Class 2 Sub-Account
PIMCO CommodityRealReturn™ Strategy Portfolio – Advisor Shares Sub-Account
PIMCO Emerging Markets Bond Portfolio– Advisor Shares Sub-Account
PIMCO Real Return Portfolio – Advisor Shares Sub-Account
PIMCO Total Return – Advisor Shares Sub-Account (8)
Morgan Stanley VIF U.S. Real Estate Portfolio - Class II (formerly UIF U.S. Real Estate, Class II Sub-Account) (10)
Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II (formerly UIF Emerging Markets Debt, Class II Sub-Account) (1)
Category C
Morgan Stanley VIS Multi-Cap Growth Portfolio – Class Y Sub-Account
Invesco V. I. Diversified Dividend Fund – Series II Sub-Account
Invesco V. I. Equity and Income Portfolio – Series II Sub-Account (1)
Invesco V.I. S&P 500 Index Fund – Series II Sub-Account
Morgan Stanley VIF Global Strategist Portfolio - Class II (formerly UIF Global Strategist Portfolio – Class II Sub-Account)
Morgan Stanley VIF Global Infrastructure Portfolio - Class II (formerly UIF Global Infrastructure – Class II Sub-Account)(1)
Invesco V.I. Value Opportunities Fund – Series II Sub-Account (1)(5)
Invesco V.I. Core Equity Fund – Series II Sub-Account (4)
AB VPS Growth and Income Portfolio – Class B Sub-Account (1)
AB VPS International Value Portfolio – Class B Sub-Account (7)
AB VPS Value Portfolio – Class B Sub-Account (6)
Fidelity® VIP Contrafund® Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Growth & Income Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Mid Cap Portfolio – Service Class 2 Sub-Account
FTVIP Franklin Flex Cap Growth VIP Fund – Class 2 Sub-Account
FTVIP Franklin High Income VIP Fund – Class 2 Sub-Account (12)
FTVIP Mutual Global Discovery VIP Fund – Class 2 Sub-Account
FTVIP Mutual Shares VIP Fund – Class 2 Sub-Account
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Sub-Account
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Sub-Account
Goldman Sachs VIT Large Cap Value Fund - Institutional Sub-Account
Goldman Sachs VIT Mid Cap Value Fund - Institutional Sub-Account (3)

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Putnam VT Equity Income Fund – Class IB Sub-Account
Putnam VT Growth and Income Fund – Class IB Sub-Account (1)
Putnam VT George Putnam Balanced Fund – Class IB Sub-Account
Invesco V.I. Equity and Income Portfolio - Series II Sub-Account
Invesco V.I. American Value Fund - Series II Sub-Account
Invesco V.I. Comstock Fund - Series II Sub-Account
Invesco V.I. Growth and Income Fund - Series II Sub-Account
Category D
Morgan Stanley VIS European Equity Portfolio – Class Y Sub-Account (3)
Invesco V.I. Global Core Equity Fund – Series II Sub-Account
Invesco V.I. Mid Cap Core Equity Fund – Series II Sub-Account (1), (9)
AB VPS Growth Portfolio – Class B Sub-Account
AB VPS Large Cap Growth Portfolio – Class B Sub-Account (1)
AB VPS Small/Mid Cap Value Portfolio – Class B Sub-Account
FTVIP Templeton Foreign VIP Fund – Class 2 Sub-Account
Putnam VT International Equity Fund – Class IB Sub-Account
Putnam VT Investors Fund – Class IB Sub-Account (2)
Putnam VT Growth Opportunities Fund - Class IB (formerly Putnam VT Voyager – Class IB Sub-Account)
Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II (formerly UIF Emerging Markets Equity, Class II Sub-Account)
Morgan Stanley VIF Growth Portfolio - Class II (formerly UIF Growth, Class II Sub-Account)
Morgan Stanley VIF Global Franchise Portfolio - Class II (formerly UIF Global Franchise, Class II Sub-Account)
Morgan Stanley VIF Mid Cap Growth Portfolio - Class II (formerly UIF Mid Cap Growth, Class II Sub-Account)
Invesco V.I. American Franchise Fund - Series II Sub-Account
Invesco V.I. Mid Cap Growth Fund - Series II Sub-Account
Each calendar quarter, we will use the Automatic Portfolio Rebalancing program to automatically rebalance your contract value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio Option 2 (Rider date October 1, 2004). We will use the percentage allocations as of your most recent instructions.

1)
Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the Invesco V.I. Value Opportunities – Series II Sub-Account, the Invesco V.I. Mid Cap Core Equity – Series II Sub-Account, the AB VPS Growth and Income – Class B Sub-Account, the AB VPS Large Cap Growth – Class B Sub-Account, the FTVIP Franklin High Income-VIP Fund– Class 2 Sub-Account, the Invesco V.I. Equity and Income – Series II Sub-Account, the UIF Global Infrastructure – Class Y Sub-Account, the Putnam VT Growth and Income – Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account.*

2)	Effective May 1, 2004, the Putnam VT Investors – Class IB Sub-Account closed to new investments. *

3)
Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity – Class Y Sub-Account and the Morgan Stanley VIS Limited Duration – Class Y Sub-Account. *

4)
Effective May 1, 2006, the Invesco V.I. Core Equity – Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity – Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity – Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity – Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity – Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. *

5)
Effective as of August 19, 2011, the Invesco V.I. Value Opportunities – Series II Sub-Account, was closed to all Contract Owners except those who have contract value invested in the Variable Sub-Account as of the closure date. Contract owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account thereafter. *

6)
Effective as of January 31, 2013 the AB VPS Value Portfolio – Class B Sub-Account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter. *

7)
Effective as of May 1, 2013, the AB VPS International Value Portfolio – Class B Sub-Account, was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter. *

8)
Effective as of April 13, 2015, PIMCO Total Return – Advisor Shares Sub Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. An application is pending

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with the Securities and Exchange Commission requesting an order to allow Allstate Life to remove the PIMCO Total Return Portfolio – Advisor Shares as an investment option under your variable annuity contract and substitute a new investment option, the BlackRock Total Return V.I. Portfolio – Class I Shares. Allstate Life anticipates that, if such order is granted, the proposed substitution will occur during the second quarter of 2017. *

9)
Effective as of September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series II Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. *

10)
Effective as of February 23, 2016, the UIF U.S. Real Estate Portfolio, Class II Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date.

11)
Any Contract Value that was transferred to the Fidelity® VIP Government Money Market Portfolio – Service Class 2 as a result of the liquidation of the Morgan Stanley VIS Money Market Portfolio – Class X on April 29, 2016 (“Liquidation Date”) can be transferred free of charge and will not count as one of your annual free transfers for a period of 60 days after the Liquidation Date. It is important to note that any subsequent transfer out of a Portfolio will be subject to the transfer limitations described in this prospectus.

12)
Effective at the close of business April 21, 2017, the FTVIP Franklin High Income VIP Fund - Class 2 was closed for new purchase payment allocations to all Contract owners. Effective April 28, 2017, the FTVIP Franklin Income VIP Fund - Class 2 was liquidated. On the liquidation date, the Portfolio was no longer available under your Annuity contract, and any contract value allocated to this liquidated Portfolio was transferred, as of the close of business on the liquidation date to one of the default transfer portfolios. If you are in a Model Portfolio Option, your contract value was transferred to the PIMCO Real Return Portfolio - Advisor Shares. If you are not in a Model Portfolio, your contract value was transferred to the Fidelity® VIP Government Money Market Portfolio - Service Class 2.

For a period of 60 days after the liquidation date, any Contract Value that was transferred to the PIMCO Real Return Portfolio - Advisor Shares (if you are in a Model Portfolio Option) or the Fidelity® VIP Government Money Market Portfolio - Service Class 2 (if you are not in a Model Portfolio Option) as the result of the liquidation can be transferred free of charge and will not count as one of your annual free transfers. If you are in a Model Portfolio Option, any transfer out of the PIMCO Real Return Portfolio - Advisor Shares must comply with the investment requirements of that Model Portfolio Option. It is important to note that any Portfolio into which you make your transfer will be subject to the transfer limitations described in this prospectus.
* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.
Model Portfolio Option 2 (Rider Date on or after October 1, 2004)
If your TrueReturn Option Rider Date is on or after October 1, 2004, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.
The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after October 1, 2004):

Model Portfolio Option 2
(Rider Date on or After October 1, 2004)
Available
Morgan Stanley VIS Multi Cap Growth Portfolio – Class Y Sub-Account
AB VPS Growth Portfolio – Class B Sub-Account
AB VPS Growth and Income Portfolio – Class B Sub-Account (1)
AB VPS International Value Portfolio – Class B Sub-Account (7)
AB VPS Small/Mid Cap Value Portfolio – Class B Sub-Account
AB VPS Value Portfolio – Class B Sub-Account (6)
Fidelity® VIP Contrafund® Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Growth & Income Portfolio – Service Class 2 Sub-Account
Fidelity® VIP High Income Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Mid Cap Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Government Money Market Portfolio – Service Class 2 Sub-Account (11)
FTVIP Franklin Flex Cap Growth VIP Fund – Class 2 Sub-Account
FTVIP Franklin High Income VIP Fund – Class 2 Sub-Account(12)

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FTVIP Mutual Global Discovery VIP Fund – Class 2 Sub-Account
FTVIP Templeton Foreign VIP Fund – Class 2 Sub-Account
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Sub-Account
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Sub-Account
Goldman Sachs VIT Large Cap Value Fund - Institutional Sub-Account
Goldman Sachs VIT Mid Cap Value Fund - Institutional Sub-Account (3)
Invesco V.I. S&P 500 Index Fund – Series II Sub-Account
Morgan Stanley VIF Global Strategist Portfolio - Class II (formerly UIF Global Strategist Portfolio – Class II Sub-Account)
Morgan Stanley VIF Global Infrastructure Portfolio - Class II (formerly UIF Global Infrastructure – Class II Sub-Account) (1)
Morgan Stanley VIS Income Plus Portfolio – Class Y Sub-Account
Morgan Stanley VIS Limited Duration Portfolio – Class Y Sub-Account (3)
Invesco V.I. Value Opportunities Fund – Series II Sub-Account (1)(5)
Invesco V.I. Core Equity Fund – Series II Sub-Account (4)
Invesco V.I. Mid Cap Core Equity Fund– Series II Sub-Account (1), (9)
Invesco V. I. Diversified Dividend Fund – Series II Sub-Account
Invesco V. I. Global Core Equity Fund – Series II Sub-Account
Invesco V. I. High Yield Fund – Series II Sub-Account
Invesco V.I. Equity and Income Portfolio – Series II Sub-Account (1)
Model Portfolio Option 2 (Rider Date on or after October 1, 2004)
PIMCO CommodityRealReturn™ Strategy Portfolio – Advisor Shares Sub-Account
PIMCO Emerging Markets Bond Portfolio– Advisor Shares Sub-Account
PIMCO Real Return Portfolio – Advisor Shares Sub-Account
PIMCO Total Return – Advisor Shares Sub-Account (8)
Putnam VT Equity Income Fund – Class IB Sub-Account
Putnam VT Growth and Income Fund – Class IB Sub-Account (1)
Putnam VT International Equity Fund – Class IB Sub-Account
Putnam VT George Putnam Balanced Fund – Class IB Sub-Account
Putnam VT Growth Opportunities Fund - Class IB (formerly Putnam VT Voyager – Class IB Sub-Account)
Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II (formerly UIF Emerging Markets Debt, Class II Sub-Account) (1)
Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II (formerly UIF Emerging Markets Equity, Class II Sub-Account)
Morgan Stanley VIF Global Franchise Portfolio - Class II (formerly UIF Global Franchise, Class II Sub-Account)
Morgan Stanley VIF Mid Cap Growth Portfolio - Class II (formerly UIF Mid Cap Growth, Class II Sub-Account)
Morgan Stanley VIF U.S. Mid Cap Value Portfolio - Class II (formerly UIF U.S. Mid Cap Value, Class II Sub-Account)
Morgan Stanley VIF U.S. Real Estate Portfolio - Class II (formerly UIF U.S. Real Estate - Class II Sub-Account)(10)
Invesco V.I. American Franchise Fund - Series II Sub-Account
Invesco V.I. Comstock Fund - Series II Sub-Account
Invesco V.I. Growth and Income Fund - Series II Sub-Account
Excluded
Morgan Stanley VIS Multi Cap Growth Portfolio – Class Y Sub-Account
Morgan Stanley VIS European Equity Portfolio – Class Y Sub-Account (3)
Invesco V.I. American Franchise Fund – Series II Sub-Account
AB VPS Large Cap Growth Portfolio – Class B Sub-Account (1)
Morgan Stanley VIF Growth Portfolio - Class II (formerly UIF Growth, Class II Sub-Account)
Invesco V.I. Mid Cap Growth Fund - Series II Sub-Account

1)
Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the Invesco V.I. Value Opportunities – Series II Sub-Account, the Invesco V.I. Mid Cap Core Equity – Series II Sub-Account, the ABVPS Growth and Income – Class B Sub-Account, the AB VPS Large Cap Growth – Class B Sub-Account, the FTVIP Franklin High Income VIP – Class 2 Sub-Account, the Invesco V.I. Equity and Income – Series II Sub-Account, the UIF Global Infrastructure – Class Y Sub-Account, the Putnam VT Growth and Income – Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account.*

2)	Effective May 1, 2004, the Putnam VT Investors – Class IB Sub-Account closed to new investments and is not available with this TrueReturn Option. *

3)
Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity – Class Y Sub-Account and the Morgan Stanley VIS Limited Duration – Class Y Sub-Account. *

4)
Effective May 1, 2006, the Invesco V.I. Core Equity – Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity – Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity – Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity – Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I.

28

Core Equity – Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. *

5)
Effective as of August 19, 2011, the Invesco V.I. Value Opportunities – Series II Sub-Account, was closed to all Contract Owners except those who have contract value invested in the Variable Sub-Account as of the closure date. Contract owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account thereafter. *

6)
Effective as of January 31, 2013 the AB VPS Value Portfolio – Class B Sub-Account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter. *

7)
Effective as of May 1, 2013, the AB VPS International Value Portfolio – Class B Sub-Account, was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter. *

8)
Effective as of April 13, 2015, the PIMCO Total Return – Advisor Shares Sub Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. An application is pending with the Securities and Exchange Commission requesting an order to allow Allstate Life to remove the PIMCO Total Return Portfolio – Advisor Shares as an investment option under your variable annuity contract and substitute a new investment option, the BlackRock Total Return V.I. Portfolio – Class I Shares. Allstate Life anticipates that, if such order is granted, the proposed substitution will occur during the second quarter of 2017.

9)
Effective as of September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series II Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. *

10)
Effective as of February 23, 2016, the UIF U.S. Real Estate Portfolio, Class II Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. *

11)
Any Contract Value that was transferred to the Fidelity® VIP Government Money Market Portfolio – Service Class 2 as a result of the liquidation of the Morgan Stanley VIS Money Market Portfolio – Class X on April 29, 2016 (“Liquidation Date”) can be transferred free of charge and will not count as one of your annual free transfers for a period of 60 days after the Liquidation Date. It is important to note that any subsequent transfer out of a Portfolio will be subject to the transfer limitations described in this prospectus.

12)
Effective at the close of business April 21, 2017, the FTVIP Franklin High Income VIP Fund - Class 2 was closed for new purchase payment allocations to all Contract owners. Effective April 28, 2017, the FTVIP Franklin Income VIP Fund - Class 2 was liquidated. On the liquidation date, the Portfolio was no longer available under your Annuity contract, and any contract value allocated to this liquidated Portfolio was transferred, as of the close of business on the liquidation date to one of the default transfer portfolios. If you are in a Model Portfolio Option, your contract value was transferred to the PIMCO Real Return Portfolio - Advisor Shares. If you are not in a Model Portfolio, your contract value was transferred to the Fidelity® VIP Government Money Market Portfolio -Service Class 2.

For a period of 60 days after the liquidation date, any Contract Value that was transferred to the PIMCO Real Return Portfolio - Advisor Shares (if you are in a Model Portfolio Option) or the Fidelity® VIP Government Money Market Portfolio - Service Class 2 (if you are not in a Model Portfolio Option) as the result of the liquidation can be transferred free of charge and will not count as one of your annual free transfers. If you are in a Model Portfolio Option, any transfer out of the PIMCO Real Return Portfolio - Advisor Shares must comply with the investment requirements of that Model Portfolio Option. It is important to note that any Portfolio into which you make your transfer will be subject to the transfer limitations described in this prospectus.
* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.
TrueBalanceSM Model Portfolio Options.
If you choose one of the TrueBalanceSM Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalanceSM Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the “TrueBalanceSM Asset Allocation Program” section of this prospectus. However, note that the restrictions described in this

29

section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.
Please note only certain TrueBalance Model Portfolio Options are available with your TrueReturn Option as summarized in the table under Investment Requirements above.
Cancellation of the TrueReturn Option.
You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. Failure to comply with the investment requirements for any reason may result in the cancellation of the TrueReturn Option. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment requirements applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.
Death of Owner or Annuitant.
If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision of your Contract, as described in the Death Benefits - Death Benefit Payments - Death of Contract Owner - Option D or Death of Annuitant - Option D section of this prospectus, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.
Rider Trade-In Option.
We offer a “Rider Trade-In Option” that allows you to cancel your TrueReturn Option and immediately add a new TrueReturn Option (“New Option”), provided all of the following conditions are met:

•
The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

•	The New Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

•	The New Option must be a TrueReturn Option that we make available for use with the Rider Trade-In Option.

•	The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.
For example, if you trade-in your TrueReturn Option:

•	the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in;

•	the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

•	the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

•	the Model Portfolio Options will be determined by the Model Portfolio Options offered with the Guarantee Options available with the New Option;

•	any waiting period for canceling the New Option will start again on the new Rider Date;

•	any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

•	the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

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We are also making the SureIncome Plus or SureIncome For Life Withdrawal Benefit Options available at the time of your first utilization of this TrueReturn Rider Trade-In Option. We may discontinue offering these Withdrawal Benefit Options under the Rider Trade-In Option with respect to new TrueReturn Options added in the future at anytime at our discretion. If we do so, TrueReturn Options issued prior to this time will continue to have a Withdrawal Benefit Option available at the time of the first utilization of this TrueReturn Rider Trade-In Option. You may cancel your TrueReturn Option and immediately add a new SureIncome Plus Option or a new SureIncome For Life Option, provided all of the following conditions are met:

•
The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. At our discretion, we reserve the right to extend the date at which time the trade-in may occur up to the 10th anniversary of the Rider Date at any time. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

•
The new Withdrawal Benefit Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

•	The new Withdrawal Benefit Option must be a Withdrawal Benefit Option that we make available for use with this Rider Trade-In Option.

•
The issue requirements and terms and conditions of the new Withdrawal Benefit Option must be met as of the date the new Withdrawal Benefit Option is made a part of your Contract. Currently, if you select the SureIncome Plus Withdrawal Benefit Option by utilizing the Rider Trade-In Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For other Withdrawal Benefit Options that may be selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

You should consult with your Morgan Stanley Financial Advisor before trading in your TrueReturn Option.
Termination of the TrueReturn Option.
The TrueReturn Option will terminate on the earliest of the following to occur:

•	on the Rider Maturity Date;

•	on the Payout Start Date;

•	on the date your Contract is terminated;

•	on the date the Option is cancelled;

•	on the date we receive a Complete Request for Settlement of the Death Proceeds; or

•	on the date the Option is replaced with a New Option under the Rider Trade-In Option.
We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.
WITHDRAWAL BENEFIT OPTIONS
“Withdrawal Benefit Options” is used to refer collectively to the SureIncome Withdrawal Benefit Option, the SureIncome Plus Withdrawal Benefit Option, and the SureIncome For Life Withdrawal Benefit Option. “Withdrawal Benefit Option” is used to refer to any one of the Withdrawal Benefit Options.
SUREINCOME WITHDRAWAL BENEFIT OPTION
Effective May 1, 2006, we ceased offering the SureIncome Withdrawal Benefit Option (“SureIncome Option”), except in a limited number of states where we intend to discontinue offering the Option as soon as possible. In the states where we continue to offer the SureIncome Option, it is available for an additional fee.
The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).
The SureIncome Option guarantees an amount up to the “Benefit Payment Remaining” which will be available for withdrawal from the Contract each “Benefit Year” until the “Benefit Base” (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract owner as described below under the “Withdrawal Benefit Payout Phase”.
For purposes of the SureIncome Option, “withdrawal” means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges.

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Under the SureIncome Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.
The “Rider Date” is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.
In those states where currently offered, the SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Option. Currently, you may have only one Withdrawal Benefit Option (SureIncome, SureIncome Plus or SureIncome For Life) in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 80 or younger on the effective date of the Rider (the “Rider Application Date”). (The maximum age may depend on your state). The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.
In those states where the SureIncome Option is currently available, we may discontinue offering, at any time without prior notice, the Option to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.
Withdrawal Benefit Factor
The “Withdrawal Benefit Factor” is used to determine the “Benefit Payment” and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.
Benefit Payment and Benefit Payment Remaining
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.
The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.
During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.
On the Rider Date, the Benefit Payment is equal to the greater of:

•	The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options); or

•
The value of the Benefit Payment of the previous Withdrawal Benefit Option (attached to your Contract) which is being terminated under a rider trade-in option (see “Rider Trade-In Option” below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

•	If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

•	If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

•	The Benefit Payment immediately prior to the withdrawal; or

•	The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

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The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.
Benefit Base
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

•	If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

•	If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

•	The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

•	The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.
The Benefit Base may also be reduced in other situations as detailed in the “Contract Owner and Assignment of Payments or Interest” section below.
If the Benefit Base is reduced to zero, this SureIncome Option will terminate.
For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix H.
Contract Owner and Assignment of Payments or Interest
If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.
Contract Value
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.
Withdrawal Benefit Payout Phase
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:
The “Withdrawal Benefit Payout Start Date” is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.
No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.
Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.
During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder.

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Therefore, the amount of each payment under the SureIncome Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Code Section 401(a)(9), we will not permit a change in the payment frequency or level.
If your Contract is not subject to Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.
If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.
Once all scheduled payments have been paid, the Contract will terminate.
Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.
Investment Requirements
If you add a SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in “Investment Requirements (Applicable to All Withdrawal Benefit Options)” below.
Cancellation of the SureIncome Option
You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any such change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.
Rider Trade-In Option
We offer a “Rider Trade-In Option” that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option (“New SureIncome Option”). In most states, we currently offer the SureIncome Plus Withdrawal Benefit Option as the New SureIncome Option under the Rider Trade-In Option. We may also offer other Options (“New Options”) under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion. If we do so, SureIncome Options issued prior to this time will continue to have a TrueReturn Option available at the time of the first utilization of this SureIncome Rider Trade-In Option.
This Rider Trade-in Option is available provided all of the following conditions are met:

•
The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

•
The New SureIncome Option or any New Option will be made a part of your Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

•	The New SureIncome Option or any New Option must be an Option that we make available for use with this Rider Trade-In Option.

•
The issue requirements and terms and conditions of the New SureIncome Option or the New Option must be met as of the date any such Option is made a part of your Contract. Currently, if you select the SureIncome Plus Withdrawal Benefit Option utilizing the Rider Trade-in Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For a New SureIncome Option or New Option that may be offered and selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

If the New Option is a New SureIncome Option, it must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.
You should consult with your Morgan Stanley Financial Advisor before trading in your SureIncome Option.

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Death of Owner or Annuitant
If the Owner or Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.
If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Option will continue unless the new Owner elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Option below. If the Contract is not continued, then the SureIncome Option will terminate on the date we received a complete request for settlement of the Death Proceeds.
Termination of the SureIncome Option
The SureIncome Option will terminate on the earliest of the following to occur:

•	The Benefit Base is reduced to zero;

•	On the Payout Start Date (except if the Contract enters the Withdrawal Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

•	On the date the Contract is terminated;

•	On the date the SureIncome Option is cancelled;

•	On the date we receive a Complete Request for Settlement of the Death Proceeds; or

•	On the date the SureIncome Option is replaced with a New Option under the Rider Trade-In Option.
SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Plus Withdrawal Benefit Option (“SureIncome Plus Option”), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome Plus Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, that total an amount equal to your purchase payments, subject to certain restrictions. Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (see defined terms below). The SureIncome Plus Option also provides an additional death benefit option.
The SureIncome Plus Option guarantees an amount up to the “Benefit Payment Remaining” which will be available for withdrawal from the Contract each “Benefit Year” until the “Benefit Base” (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract Owner as described below under the “Withdrawal Benefit Payout Phase”. Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome Plus Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit (“SureIncome ROP Death Benefit”). This death benefit option is described below under “Death of Owner or Annuitant” and in the Death Benefits section.
For purposes of the SureIncome Plus Option, “withdrawal” means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Plus Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.
The “Rider Date” is the date the SureIncome Plus Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.
The SureIncome Plus Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Plus Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Plus Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Plus Option is available if the oldest Contract Owner and oldest Annuitant are age 80 or younger on the effective date of the Rider (the “Rider Application Date”), (the maximum age may depend on your state), up to age 85 or younger if selected by utilizing the Rider Trade-in Option. (See Rider Trade-In Option, above, under TrueReturn Accumulation Benefit Option and SureIncome Withdrawal Benefit Option.) The SureIncome Plus Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Code Section 403(b) at this time. We reserve the right to make the SureIncome Plus Option

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available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Plus Option may not be cancelled at any time.
We may discontinue offering the SureIncome Plus Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Plus Option prior to the date of discontinuance.
Withdrawal Benefit Factor
The “Withdrawal Benefit Factor” is used to determine the “Benefit Payment” and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Plus Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Plus Option, it cannot be changed after the Rider Date.
Benefit Payment and Benefit Payment Remaining
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.
The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.
During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.
On the Rider Date, the Benefit Payment is equal to the greater of:

•	The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options); or

•
The value of the Benefit Payment of the previous Withdrawal Benefit Option (attached to your Contract) which is being terminated under a rider trade-in option, if applicable. See Rider Trade-In Option, above, under SureIncome Withdrawal Benefit Option for more information.

After the Rider Date, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

•	If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

•	If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

•	The Benefit Payment immediately prior to the withdrawal; or

•	The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.
As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.
On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

•	The Benefit Payment following the application of all purchase payments and withdrawals on that Contract Anniversary; and

•	The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals, and expenses multiplied by the Withdrawal Benefit Factor.
The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract

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as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.
Benefit Base
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Plus Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

•	If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

•	If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

•	The Contract Value immediately prior to the withdrawal less the amount of the withdrawal; or

•	The Benefit Base immediately prior to the withdrawal less the amount of the withdrawal.
As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.
On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

•	The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

•	The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.
The Benefit Base may also be reduced in other situations as detailed in the “Contract Owner and Assignment of Payments or Interest” section below.
If the Benefit Base is reduced to zero, this SureIncome Plus Option will terminate.
For numerical examples that illustrate how the values defined under the SureIncome Plus Option are calculated, see Appendix I.
Contract Owner and Assignment of Payments or Interest
If you change the Contract Owner or assign any payments or interest under the Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value or the Benefit Base at the time of assignment.
Contract Value
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Plus Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.
Withdrawal Benefit Payout Phase
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.
The “Withdrawal Benefit Payout Start Date” is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase ends at this point, the SureIncome ROP Death Benefit no longer applies.
Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.
During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the commencement of the Payout Start Date. The amount of each

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payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Plus Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Code Section 401(a)(9), we will not permit a change in the payment frequency or level.
If your Contract is not subject to Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.
If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.
Once all scheduled payments have been paid, the Contract will terminate.
Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.
Investment Requirements
If you add a SureIncome Plus Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in “Investment Requirements (Applicable to All Withdrawal Benefit Options)” below.
Death of Owner or Annuitant
If the Owner or the Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Plus Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Plus Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.
If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Plus Option will continue unless the new Owner elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Plus Option below. If the Contract is not continued, then the SureIncome Plus Option will terminate on the date we received a complete request for settlement of the Death Proceeds.
The SureIncome Plus Option also makes available the SureIncome ROP Death Benefit. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments and decreased by withdrawals as follows:

•
If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be reduced by the amount of the withdrawal.

•	If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

•	The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

•	The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.
As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.
For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome Plus Option is calculated, see Appendix I.
Refer to the Death Benefits section for more details on the SureIncome ROP Death Benefit.

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Termination of the SureIncome Plus Option
The SureIncome Plus Option will terminate on the earliest of the following to occur:

•	The Benefit Base is reduced to zero;

•	On the Payout Start Date (except if the Contract enters the Withdrawal Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

•	On the date the Contract is terminated;

•	On the date the SureIncome Plus Option is cancelled as detailed under Death of Owner or Annuitant above; or

•	On the date we receive a Complete Request for Settlement of the Death Proceeds.
SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION
We offer the SureIncome For Life Withdrawal Benefit Option (“SureIncome For Life Option”), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome For Life Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, as long as the SureIncome Covered Life is alive, subject to certain restrictions. Therefore, regardless of subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until the death of the SureIncome Covered Life (as defined below), subject to certain restrictions. The SureIncome For Life Option also provides an additional death benefit option.
The SureIncome For Life Option guarantees an amount up to the “Benefit Payment Remaining” which will be available for withdrawal from the Contract each “Benefit Year” as long as the SureIncome Covered Life is alive, subject to certain restrictions. The “SureIncome Covered Life” is the oldest Contract Owner, or the oldest Annuitant if the Contact Owner is a non-living entity, on the Rider Date. If the Contract Value is reduced to zero and the Benefit Payment is still greater than zero, we will distribute an amount equal to the Benefit Payment each year to the Contract Owner as described below under the “Withdrawal Benefit Payout Phase” as long as the SureIncome Covered Life is alive. Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome For Life Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit (“SureIncome ROP Death Benefit”). This Option is described below under “Death of Owner or Annuitant” and in the Death Benefits section.
For purposes of the SureIncome For Life Option, “withdrawal” means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome For Life Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.
The “Rider Date” is the date the SureIncome For Life Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.
The SureIncome For Life Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome For Life Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome For Life Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome For Life Option is only available if the oldest Contract Owner or the oldest Annuitant, if the Contract Owner is a non-living entity (i.e., the SureIncome Covered Life) is between the ages of 50 and 79, inclusive, on the effective date of the Rider (the “Rider Application Date”). (The maximum age may depend on your state.) The SureIncome For Life Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Code Section 403(b) at this time. We reserve the right to make the SureIncome For Life Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome For Life Option may not be cancelled at any time.
We may discontinue offering the SureIncome For Life Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome For Life Option prior to the date of discontinuance.
Withdrawal Benefit Factor
The “Withdrawal Benefit Factor” is used to determine the “Benefit Payment” and Benefit Payment Remaining. Prior to the earlier of the date of the first withdrawal after the issuance of the SureIncome For Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor used in these determinations may change as shown below. Generally speaking, during this period the Withdrawal Benefit Factor will increase as the SureIncome Covered Life grows older. On the earlier of the date of the first withdrawal after the issuance of the SureIncome for Life Option or the date the Contract enters

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the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor will be fixed at the then applicable rate, based on the then current attained age of the SureIncome Covered Life, and will be used in all subsequent determinations of Benefit Payments and Benefit Payments Remaining. After this date the Withdrawal Benefit Factor will not change.
We currently offer the following Withdrawal Benefit Factors:

Attained Age of SureIncome Covered Life	Withdrawal Benefit Factor
50 – 59	4%
60 – 69	5%
70 +	6%
The Withdrawal Benefit Factors and age ranges applicable to your Contract are set on the Rider Date. They cannot be changed after the SureIncome For Life Option has been added to your Contract. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome For Life Options, change the age ranges to which they apply, and/or to eliminate currently available Withdrawal Benefit Factors.
Benefit Payment and Benefit Payment Remaining
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary are applied to the Benefit Year that just ended on that Contract Anniversary.
The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.
On the Rider Date, the Benefit Payment is equal to the Contract Value multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life.
After the Rider Date, the Benefit Payment and Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life. On the date of the first withdrawal after the Rider Date the Benefit Payment and Benefit Payment Remaining will equal the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life multiplied by the Benefit Base immediately after application of any purchase payments, but prior to the withdrawal on that date. The Withdrawal Benefit Factor used in all future calculations will not change.
After the first withdrawal, the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor. The Benefit Payment Remaining is reduced by the amount of any withdrawal. The Benefit Payment Remaining will never be less than zero.
After the first withdrawal, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor. The Benefit Payment is affected by withdrawals as follows:

•	If a withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

•	If a withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

•	The Benefit Payment immediately prior to the withdrawal; or

•	The Benefit Base immediately after the withdrawal multiplied by the Withdrawal Benefit Factor.
If the Benefit Payment is reduced to zero, the SureIncome For Life Option will terminate.
On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

•	The Benefit Payment following application of all purchase payments and withdrawals on that Contract Anniversary; or

•	The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses, multiplied by the Withdrawal Benefit Factor currently applicable.

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The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.
Benefit Base
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome For Life Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

•	If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

•	If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

•	The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

•	The Benefit Base immediately prior to withdrawal less the amount of the withdrawal (this value cannot be less than zero).
As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.
On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

•	The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

•	The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.
For numerical examples that illustrate how the values defined under the SureIncome For Life Option are calculated, see Appendix J.
Contract Value
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Payment is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome For Life Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.
Withdrawal Benefit Payout Phase
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.
The “Withdrawal Benefit Payout Start Date” is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase of the Contract ends at this point, the SureIncome ROP Death Benefit no longer applies.
Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.
During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by

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4.) Payments will be made until the later of the death of the SureIncome Covered Life or over a period certain based on the total payments made equaling at least the Benefit Base on the Payout Start Date. If your Contract is subject to Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome For Life Option may be larger during the period certain so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Code Section 401(a)(9), we will not permit a change in the payment frequency or level.
If your Contract is not subject to Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.
If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.
Once all scheduled payments have been paid, the Contract will terminate.
Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.
Investment Requirements
If you add a SureIncome For Life Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in “Investment Requirements (Applicable to All Withdrawal Benefit Options)” below.
Death of Owner or Annuitant
If the SureIncome Covered Life dies during the Accumulation Phase of the Contract, the SureIncome For Life Option will terminate on the date of the SureIncome Covered Life’s death. If the Contract Owner or the Annuitant who is not the SureIncome Covered Life dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome For Life Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome For Life Option. If the SureIncome For Life Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the SureIncome For Life Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.
The SureIncome For Life Option also makes available the SureIncome ROP Death Benefit. The SureIncome ROP Death Benefit is only available upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments and decreased by withdrawals as follows:

•
If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be reduced by the amount of the withdrawal.

•	If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

•	The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

•	The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.
As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge applicable.
For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome For Life Option is calculated, see Appendix J.
Refer to the Death Benefits section for more details on the SureIncome ROP Death Benefit.
Termination of the SureIncome For Life Option
The SureIncome For Life Option will terminate on the earliest of the following to occur:

•	The Benefit Payment is reduced to zero;

•	On the Payout Start Date (except if the Contract enters the Withdrawal Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

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•	On the date the Contract is terminated;

•
On the date the SureIncome Covered Life is removed from the Contract for any reason, and is no longer a Contract Owner or Annuitant under the Contract (if the Covered Life continues as only the Beneficiary, the Option will terminate);

•	On the date the SureIncome For Life Option is cancelled as detailed under Death of Owner or Annuitant section above;

•	On the date we receive a Complete Request for Settlement of the Death Proceeds; or

•	On the date the SureIncome Covered Life dies if the SureIncome Covered Life dies prior to the Payout Start Date.
INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)
If you add a Withdrawal Benefit Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will depend on your current Model Portfolio Option and your Withdrawal Benefit Factor(s). These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a Withdrawal Benefit Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a New SureIncome Option or to a New Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future including specific model portfolio options (“Model Portfolio Options”) as described below available only to certain Withdrawal Benefit Factors.
When you add a Withdrawal Benefit Option to your Contract, you must allocate your entire Contract Value as follows:

(1)	to a Model Portfolio Option available as described below;

(2)	to the DCA Fixed Account Option and then transfer all purchase payments and interest to an available Model Portfolio Option; or

(3)	to a combination of (1) and (2) above.
With respect to (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information.
On the Rider Date, you must select only one of the Model Portfolio Options to which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor. Please refer to the Model Portfolio Option and TrueBalanceSM Model Portfolio Options sections of this prospectus for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:

*Model Portfolio Option 1
*TrueBalance Conservative Model Portfolio Option
*TrueBalance Moderately Conservative Model Portfolio Option
*TrueBalance Moderate Model Portfolio Option
*TrueBalance Moderately Aggressive Model Portfolio Option
*TrueBalance Aggressive Model Portfolio Option
You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Sub-Accounts prior to adding a Withdrawal Benefit Option to your Contract. Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information. We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account, any

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remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections for your Model Portfolio Option.
Any subsequent purchase payments made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all investment alternatives, unless you request otherwise.
Model Portfolio Option 1.
If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, we have divided the Variable Sub-Accounts into two separate categories: “Available,” and “Excluded.” Currently, you may allocate up to 100% of your Contract Value to the Available Variable Sub-Accounts in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.
Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows:

Available
AB VPS Growth Portfolio – Class B Sub-Account
AB VPS Growth and Income Portfolio – Class B Sub-Account (1)
AB VPS International Value Portfolio – Class B Sub-Account (7)
AB VPS Small/Mid Cap Value Portfolio – Class B Sub-Account
AB VPS Value Portfolio – Class B Sub-Account (6)
Fidelity® VIP Contrafund® Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Growth & Income Portfolio – Service Class 2 Sub-Account
Fidelity® VIP High Income Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Mid Cap Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Government Money Market Portfolio – Service Class 2 Sub-Account
FTVIP Franklin Flex Cap Growth VIP Fund – Class 2 Sub-Account
FTVIP Franklin High Income VIP Fund – Class 2 Sub-Account (11)
FTVIP Mutual Global Discovery VIP Fund – Class 2 Sub-Account
FTVIP Mutual Shares VIP Fund – Class 2 Sub-Account
FTVIP Templeton Foreign VIP Fund – Class 2 Sub-Account
PIMCO Total Return – Advisor Shares Sub-Account(8)(12)
Invesco V. I. Diversified Dividend Fund– Series II Sub-Account (5)
Invesco V.I. Global Core Equity Fund – Series II Sub-Account
Invesco V. I. High Yield Fund – Series II Sub-Account (1)
Invesco V.I. Equity and Income Portfolio – Series II Sub-Account (1)
Invesco V.I. S&P 500 Index Fund – Series II Sub-Account
Invesco V.I. Value Opportunities Fund – Series II Sub-Account (1)(5)
Invesco V.I. Core Equity Fund – Series II Sub-Account (4)
Invesco V.I. Mid Cap Core Equity Fund – Series II Sub-Account (1), (9)
Invesco V.I. Equity and Income Portfolio - Series II Sub-Account
Invesco V.I. American Franchise Fund - Series II Sub-Account
Invesco V.I. Comstock Fund - Series II Sub-Account
Invesco V.I. Growth and Income Fund - Series II Sub-Account
Invesco V.I. American Value Fund - Series II Sub-Account
Morgan Stanley VIF Global Franchise Portfolio - Class II (formerly UIF Global Franchise, Class II Sub-Account)
Morgan Stanley VIF Global Strategist Portfolio - Class II (formerly UIF Global Strategist Portfolio – Class Y Sub-Account)
Morgan Stanley VIF U.S. Real Estate Portfolio - Class II (formerly UIF U.S. Real Estate, Class II Sub-Account) (10)
Morgan Stanley VIF Mid Cap Growth Portfolio - Class II (formerly UIF Mid Cap Growth, Class II Sub-Account)
Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II (formerly UIF Emerging Markets Debt, Class II Sub-Account) (1)

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Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II (formerly UIF Emerging Markets Equity, Class II Sub-Account)
Morgan Stanley VIS Multi Cap Growth Portfolio – Class Y Sub-Account
Morgan Stanley VIS Income Plus Portfolio – Class Y Sub-Account
Morgan Stanley VIS Limited Duration Portfolio – Class Y Sub-Account (3)
Morgan Stanley VIF Global Infrastructure Portfolio - Class II (formerly UIF Global Infrastructure – Class II Sub-Account) (1)
Goldman Sachs VIT Small Cap Equity Insights Fund Institutional Sub-Account
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Sub-Account
Goldman Sachs VIT Large Cap Value Fund - Institutional Sub-Account
Goldman Sachs VIT Mid Cap Value Fund - Institutional Sub-Account (3)
PIMCO CommodityRealReturn(TM) Strategy Portfolio – Advisor Shares Sub-Account
PIMCO Emerging Markets Bond Portfolio – Advisor Shares Sub-Account
PIMCO Real Return Portfolio – Advisor Shares Portfolio Sub-Account
Putnam VT Equity Income Fund – Class IB Sub-Account
Putnam VT Growth and Income Fund – Class IB Sub-Account (1)
Putnam VT International Equity Fund – Class IB Sub-Account
Putnam VT George Putnam Balanced Fund – Class IB Sub-Account
Putnam VT Growth Opportunities Fund - Class IB (formerly Putnam VT Voyager – Class IB Sub-Account)
Excluded
Morgan Stanley VIS European Equity Portfolio – Class Y Sub-Account (3)
AB VPS Large Cap Growth Portfolio – Class B Sub-Account (1)
Morgan Stanley VIF Growth Portfolio - Class II (formerly UIF Growth, Class II Sub-Account)
Invesco V.I. Mid Cap Growth Fund - Series II Sub-Account

1)
Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the Invesco V.I. Value Opportunities – Series II Sub-Account, the AB VPS Growth and Income – Class B Sub-Account, the AB VPS Large Cap Growth – Class B Sub-Account, the FTVIP Franklin High Income VIP Fund – Class 2 Sub-Account, the Invesco V. I. High Yield – Series II Sub-Account, the Invesco V.I. Equity and Income – Class II Sub-Account, the Putnam VT Growth and Income – Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account.*

2)	Effective May 1, 2004, the Putnam VT Investors – Class IB Sub-Account closed to new investments and is not available with any Withdrawal Benefit Option. *

3)
Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity – Class Y Sub-Account and the Morgan Stanley VIS Limited Duration – Class Y Sub-Account. *

4)
Effective May 1, 2006, the Invesco V.I. Core Equity – Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity – Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity – Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity – Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity – Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. *

5)
Effective as of August 19, 2011, the Invesco V.I. Value Opportunities – Series II Sub-Account, was closed to all Contract Owners except those who have contract value invested in the Variable Sub-Account as of the closure date. Contract owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account thereafter. *

6)
Effective as of Effective as of January 31, 2013 the AB VPS Value Portfolio – Class B Sub-Account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter. *

7)
Effective as of May 1, 2013, the AB VPS International Value Portfolio – Class B Sub-Account, was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter. *

8)
Effective as of April 13, 2015, the PIMCO Total Return – Advisor Shares Sub Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. An application is pending with the Securities and Exchange Commission requesting an order to allow Allstate Life to remove the PIMCO Total Return Portfolio – Advisor Shares as an investment option under your variable annuity contract and substitute a new investment option, the BlackRock Total Return V.I. Portfolio – Class I Shares.

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9)
Effective as of September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series II Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. *

10)
Effective as of February 23, 2016, the UIF U.S. Real Estate Portfolio, Class II Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. *

11)
Effective at the close of business April 21, 2017, the FTVIP Franklin High Income VIP Fund - Class 2 was closed for new purchase payment allocations to all Contract owners. Effective April 28, 2017, the FTVIP Franklin Income VIP Fund - Class 2 was liquidated. On the liquidation date, the Portfolio was no longer available under your Annuity contract, and any contract value allocated to this liquidated Portfolio was transferred, as of the close of business on the liquidation date to one of the default transfer portfolios. If you are in a Model Portfolio Option, your contract value was transferred to the PIMCO Real Return Portfolio - Advisor Shares. If you are not in a Model Portfolio, your contract value was transferred to the Fidelity® VIP Government Money Market Portfolio - Service Class 2.

For a period of 60 days after the liquidation date, any Contract Value that was transferred to the PIMCO Real Return Portfolio - Advisor Shares (if you are in a Model Portfolio Option) or the Fidelity® VIP Government Money Market Portfolio - Service Class 2 (if you are not in a Model Portfolio Option) as the result of the liquidation can be transferred free of charge and will not count as one of your annual free transfers. If you are in a Model Portfolio Option, any transfer out of the PIMCO Real Return Portfolio - Advisor Shares must comply with the investment requirements of that Model Portfolio Option. It is important to note that any Portfolio into which you make your transfer will be subject to the transfer limitations described in this prospectus.
* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.
TrueBalanceSM Model Portfolio Options.
If you choose one of the TrueBalanceSM Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalanceSM Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts that comprise that TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the “TrueBalanceSM Asset Allocation Program” section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added a Withdrawal Benefit Option to your Contract.

Investment Alternatives: The Variable Sub-Accounts

You may allocate your purchase payments to various* Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.
For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the prospectuses for the Funds. We will mail to you a prospectus for each Portfolio related to the Variable Sub-Accounts to which you allocate your purchase payment.
The Variable Sub-Accounts that you select are your choice - we do not provide investment advice, nor do we recommend any particular Variable Sub-Account. Please consult with a qualified investment professional if you wish to obtain investment advice. You should carefully consider the investment objectives, risks, charges and expenses of the investment alternatives when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 1-800-457-7617 or go to www.accessallstate.com.
* Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. Please see the footnotes below the following table for information about Sub-Accounts and/or Portfolio liquidations, mergers, closures and name changes.

Portfolio:	Each Portfolio Seeks:	Investment Advisor:
Morgan Stanley Variable Investment Series

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Portfolio:	Each Portfolio Seeks:	Investment Advisor:
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
As a primary objective, growth of capital through investments in common stocks of companies believed by the Investment Adviser to have potential for superior growth. As a secondary objective, income but only when consistent with its primary objective.
Morgan Stanley Investment Management Inc.
Morgan Stanley VIS European Equity Portfolio - Class Y (1)	To maximize the capital appreciation of its investments
Morgan Stanley VIS Income Plus Portfolio - Class Y
As a primary objective, high level of current income by investing primarily in U.S. government securities and other fixed-income securities. As a secondary objective, capital appreciation but only when consistent with its primary objective.

Morgan Stanley VIS Limited Duration Portfolio - Class Y (1)	The Portfolio seeks a high level of current income consistent with preservation of capital.
Janus Aspen Series
Janus Aspen Series Flexible Bond Portfolio – Institutional Shares	To obtain maximum total return, consistent with preservation of capital.	Janus Capital Management LLC
Morgan Stanley Variable Insurance Fund, Inc. (VIF)		Morgan Stanley Investment Management Inc.
Morgan Stanley VIF Global Infrastructure Portfolio - Class II (formerly UIF Global Infrastructure Portfolio - Class II) (2)(14)	The Portfolio seek both capital appreciation and current income.
Morgan Stanley VIF Growth Portfolio - Class II (formerly UIF Growth Portfolio, Class II)(15)	The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II (formerly UIF Emerging Markets Debt Portfolio, Class II) (2)(16)
The Portfolio seeks a high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II (formerly UIF Emerging Markets Equity Portfolio, Class II)(17)	The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
Morgan Stanley VIF Global Franchise Portfolio - Class II (formerly UIF Global Franchise Portfolio, Class II)(18)	Long-term capital appreciation.
Morgan Stanley VIF Global Strategist Portfolio - Class II (formerly UIF Global Strategist Portfolio, Class II)(19)	Total return.
Morgan Stanley VIF Mid Cap Growth Portfolio - Class II (formerly UIF Mid Cap Growth Portfolio, Class II)(20)	Long-term capital growth by investing primarily in common stocks and other equity securities.
Morgan Stanley VIF U.S. Real Estate Portfolio - Class II (formerly UIF U.S. Real Estate Portfolio, Class II) (10)
The Portfolio seeks above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

47

Portfolio:	Each Portfolio Seeks:	Investment Advisor:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund – Series II	Capital growth.	Invesco Advisers, Inc.
Invesco V.I. Comstock Fund – Series II	Capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco V.I. Equity and Income Portfolio, Series II (2)	Capital appreciation and current income.
Invesco V.I. Global Core Equity Fund – Series II	Long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers
Invesco V.I. Growth and Income Fund – Series II	Long-term growth of capital and income.
Invesco V.I. International Growth Fund – Series II	Long-term growth of capital
Invesco V.I. Mid Cap Growth Fund – Series II	To seek capital growth
Invesco V.I. American Value Fund – Series II	Above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.
Invesco V.I. Value Opportunities Fund – Series II (2)(6)	Long-term growth of capital
Invesco V.I. Core Equity Fund – Series II (3)(13)	Long-term growth of capital
Invesco V.I. Diversified Dividend Fund – Series II	Provide reasonable current income and long term growth of income and capital.
Invesco V.I. High Yield Fund – Series II (2)	Total return, comprised of current income and capital appreciation.
Invesco V.I. Mid Cap Core Equity Fund – Series II (2), (9)	Long-term growth of capital
Invesco V.I. S&P 500 Index Fund – Series II	To provide Investment results that, before expenses, correspond to the total return (i.e., combination of capital changes and income) of the Standard and Poor’s 500 Composite Stock Price Index
AB Variable Products Series Fund, Inc.
AB VPS Growth and Income Portfolio – Class B (2)	Long-term growth of capital	Alliance Bernstein L.P.
AB VPS Growth Portfolio – Class B	Long-term growth of capital
AB VPS International Value Portfolio – Class B (7)	Long-term growth of capital
AB VPS Large Cap Growth Portfolio – Class B (2)	Long-term growth of capital
AB VPS Small/Mid Cap Value Portfolio – Class B	Long-term growth of capital
AB VPS Value Portfolio – Class B (6)	Long-term growth of capital
Fidelity® Variable Insurance Products
Fidelity® VIP Contrafund® Portfolio - Service Class 2	Long-term capital appreciation	Fidelity® Management & Research Company (FMR)
Fidelity® VIP Growth & Income Portfolio - Service Class 2	High total return through a combination of current income and capital appreciation
Fidelity® VIP High Income Portfolio - Service Class 2	High level of current income, while also considering growth of capital
Fidelity® VIP Mid Cap Portfolio - Service Class 2	Long-term growth of capital
Fidelity® VIP Government Money Market Portfolio - Service Class 2(11)	As high a level of current income as is consistent with preservation of capital and liquidity.
Franklin Templeton Variable Insurance Products Trust
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
Seeks capital appreciation. Under normal market conditions, the fund invests predominantly in equity securities of companies that the investment manager believes have the potential for capital appreciation.
Franklin Advisers, Inc.
FTVIP Franklin High Income VIP Fund - Class 2 (12)	Maximize income while maintaining prospects for capital appreciation.
FTVIP Mutual Global Discovery VIP Fund - Class 2	Seeks capital appreciation. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
FTVIP Mutual Shares VIP Fund - Class 2
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.

FTVIP Templeton Foreign VIP Fund - Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC

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Portfolio:	Each Portfolio Seeks:	Investment Advisor:
Goldman Sachs Variable Insurance Trust
Goldman Sachs VIT Large Cap Value Fund - Institutional	Long-term capital appreciation	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Mid Cap Value Fund - Institutional (1)	Long-term capital appreciation
Goldman Sachs VIT Small Cap Equity Insights Fund Institutional	Long-term growth of capital
Goldman Sachs VIT U.S. Equity Insights Fund Institutional	Long-term growth of capital
PIMCO Variable Insurance Trust		Pacific Investment Management Company LLC
PIMCO CommodityRealReturn®Strategy Portfolio – Advisor Shares	The Portfolio seeks maximum real return, consistent with prudent investment management
PIMCO Emerging Markets Bond Portfolio - Advisor Shares	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management
PIMCO Real Return Portfolio - Advisor Shares	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management
PIMCO Total Return Portfolio - Advisor Shares (8)	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management
Putnam Variable Trust
Putnam VT Equity Income Fund - Class IB	Capital growth and current income.	Putnam Investment Management, LLC
Putnam VT George Putnam Balanced Fund - Class IB	Seeks a balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.
Putnam VT Growth and Income Fund - Class IB (2)	Capital growth and current income.
Putnam VT International Equity Fund - Class IB	Capital appreciation.
Putnam VT Investors Fund - Class IB (5)	Seeks long-term growth of capital and any increased income that results from this growth.
Putnam VT Growth Opportunities Fund - Class IB (formerly Putnam VT Voyager Fund - Class IB)	Capital appreciation.

(1)
Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity – Class Y Sub-Account and Morgan Stanley VIS Limited Duration – Class Y Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)
Effective May 1, 2005, the Invesco V.I. Value Opportunities – Series II Sub-Account, the Invesco V.I. Capital Appreciation – Series II Sub-Account, the Invesco V.I. Mid Cap Core Equity – Series II Sub-Account, the AB VPS Growth and Income – Class B Sub-Account, the AB VPS Large Cap Growth – Class B Sub-Account, the FTVIP Franklin High Income VIP Fund – Class 2 Sub-Account, the Invesco V.I. High Yield Fund, Series II, Invesco V.I. Equity and Income Portfolio, Series II, the UIF Global Infrastructure – Class Y Sub-Account, the Putnam VT Growth and Income – Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)
Effective May 1, 2006, the Invesco V.I. Core Equity – Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity – Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity – Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity – Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity – Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)
Effective May 1, 2004, the Putnam VT Investors Fund – Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5)
Effective as of August 19, 2011, the Invesco V.I. Value Opportunities – Series II Sub-Account, was closed to all Contract Owners except those who have contract value invested in the Variable Sub-Account as of the closure date. Contract owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account thereafter.

(6)
Effective as of January 31, 2013 the AB VPS Value Portfolio – Class B Sub-Account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter.

(7)
Effective as of May 1, 2013, the AB VPS International Value Portfolio – Class B Sub-Account, was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter.

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(8)
Effective as of April 13, 2015, the PIMCO Total Return – Advisor Shares Sub Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. An application is pending with the Securities and Exchange Commission requesting an order to allow Allstate Life to remove the PIMCO Total Return Portfolio – Advisor Shares as an investment option under your variable annuity contract and substitute a new investment option, the BlackRock Total Return V.I. Portfolio – Class I Shares. Allstate Life anticipates that, if such order is granted, the proposed substitution will occur during the second quarter of 2017.

(9)
Effective as of September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series II Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date.

(10)
Effective as of February 23, 2016, the UIF U.S. Real Estate Portfolio, Class II Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date.

(11)
Any Contract Value that was transferred to the Fidelity® VIP Government Money Market Portfolio – Service Class 2 as a result of the liquidation of the Morgan Stanley VIS Money Market Portfolio – Class X on April 29, 2016 (“Liquidation Date”) can be transferred free of charge and will not count as one of your annual free transfers for a period of 60 days after the Liquidation Date. It is important to note that any subsequent transfer out of a Portfolio will be subject to the transfer limitations described in this prospectus.

(12)
Effective at the close of business April 21, 2017, the FTVIP Franklin High Income VIP Fund - Class 2 was closed for new purchase payment allocations to all Contract owners. Effective April 28, 2017, the FTVIP Franklin Income VIP Fund - Class 2 was liquidated. On the liquidation date, the Portfolio was no longer available under your Annuity contract, and any contract value allocated to this liquidated Portfolio was transferred, as of the close of business on the liquidation date to one of the default transfer portfolios. If you are in a Model Portfolio Option, your contract value was transferred to the PIMCO Real Return Portfolio - Advisor Shares. If you are not in a Model Portfolio, your contract value was transferred to the Fidelity® VIP Government Money Market Portfolio - Service Class 2.

For a period of 60 days after the liquidation date, any Contract Value that was transferred to the PIMCO Real Return Portfolio - Advisor Shares (if you are in a Model Portfolio Option) or the Fidelity® VIP Government Money Market Portfolio - Service Class 2 (if you are not in a Model Portfolio Option) as the result of the liquidation can be transferred free of charge and will not count as one of your annual free transfers. If you are in a Model Portfolio Option, any transfer out of the PIMCO Real Return Portfolio - Advisor Shares must comply with the investment requirements of that Model Portfolio Option. It is important to note that any Portfolio into which you make your transfer will be subject to the transfer limitations described in this prospectus.
(13) Effective December 23, 2016, the Invesco V.I. Core Equity Series II sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

(14)
Effective Effective May 1, 2017, the UIF Global Infrastructure Portfolio - Class I, sub-account changed its name to the Morgan Stanley Variable Insurance Fund Inc. Global Infrastructure Portfolio - Class I.

(15)	Effective May 1, 2017, the UIF Growth Portfolio - Class I, sub-account changed its name to the Morgan Stanley Variable Insurance Fund Inc. Growth Portfolio - Class I.

(16)	Effective May 1, 2017, the UIF Emerging Markets Debt Portfolio - Class II, sub-account changed its name to the Morgan Stanley Variable Insurance Fund Inc. Emerging Markets Debt Portfolio - Class II.

(17)
Effective May 1, 2017, the UIF Emerging Markets Equity Portfolio - Class II, sub-account changed its name to the Morgan Stanley Variable Insurance Fund Inc. Emerging Markets Equity Portfolio - Class II.

(18)	Effective May 1, 2017, the UIF Global Franchise Portfolio - Class II, sub-account changed its name to the Morgan Stanley Variable Insurance Fund Inc.Global Franchise Portfolio - Class II.

(19)	Effective May 1, 2017, the UIF Global Strategist Portfolio - Class I, sub-account changed its name to the Morgan Stanley Variable Insurance Fund Inc. Global Strategist Portfolio - Class I.

(20)	Effective May 1, 2017, the UIF Mid Cap Growth Portfolio - Class I, sub-account changed its name to the Morgan Stanley Variable Insurance Fund Inc. Mid Cap Growth Portfolio - Class I.

Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.
Variable insurance portfolios might not be managed by the same portfolio managers who manage retail mutual funds with similar names. These portfolios are likely to differ from similarly named retail mutual funds in assets, cash flow, and tax matters. Accordingly, the holdings and investment results of a variable insurance portfolio can be expected to be higher or lower than the investment results of a similarly named retail mutual fund.

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TRUEBALANCESM ASSET ALLOCATION PROGRAM
The TrueBalance asset allocation program (“TrueBalance program”) is no longer offered for new enrollments. If you enrolled in the TrueBalance program prior to January 31, 2008, you may remain in the program. If you terminate your enrollment or otherwise transfer your Contract Value out of the program, you may not re-enroll.
There is no additional charge for the TrueBalance program. Participation in the TrueBalance program may be limited if you have elected certain Contract Options that impose restrictions on the investment alternatives which you may invest, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or a Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.
Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.
Your sales representative helps you determine whether participating in an asset allocation program is appropriate for you. You complete a questionnaire to identify your investment style. Based on your investment style, you select one asset allocation model portfolio among the available model portfolios which may range from conservative to aggressive. Your Contract Value is allocated among the Variable Sub-Accounts according to your selected model portfolio. Not all Variable Sub-Accounts are available in any one model portfolio, and you must only allocate your Contract Value to the limited number of Variable Sub-Accounts available in the model portfolio you select. You should not select a model portfolio without first consulting with your sales representative.
Allstate Life does not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.
Allstate Life retained an independent investment management firm (“investment management firm”) to construct the TrueBalance model portfolios. The investment management firm does not provide advice to Allstate Life’s Contract Owners. Neither Allstate Life nor the investment management firm is acting for any Contract Owner as a “fiduciary” or as an “investment manager,” as such terms are defined under applicable laws and regulations relating to the Employee Retirement Income Security Act of 1974 (ERISA).
The investment management firm does not take into account any information about any Contract Owner or any Contract Owner’s assets when creating, providing or maintaining any TrueBalance model portfolio. Individual Contract Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. Neither Allstate Life nor the investment management firm is responsible for determining the suitability of the TrueBalance model portfolios for the Contract Owners’ purposes.
Each of the five model portfolios specifies an allocation among a mix of Variable Sub-Accounts that is designed to meet the investment goals of the applicable investment style. On the business day we approve your participation in the TrueBalance program, we automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.
We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocation for the model portfolio you selected.
Allstate Life may offer new or revised TrueBalance model portfolios at any time, and may retain a different investment management firm to create any such new or revised TrueBalance model portfolios. Allstate Life will not automatically reallocate your Contract Value allocated to the Variable Sub-Accounts to match any new or revised model portfolios that are offered. If you are invested in the TrueBalance model portfolio, your Morgan Stanley Financial Advisor will notify you of any new or revised TrueBalance model portfolios that may be available. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio in accordance with the new TrueBalance model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election.
You may only select one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your Morgan Stanley Financial

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Advisor before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.
Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your currently selected model portfolio.
Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.
The following applies to TrueBalance model portfolios selected with the TrueReturn Option or a Withdrawal Benefit Option:
For TrueBalance model portfolios selected with the TrueReturn Option or a Withdrawal Benefit Option, you must allocate all of your Contract Value to a TrueBalance Model Portfolio Option, and you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you selected. You may, however, elect to reallocate your entire Contract Value from one Model Portfolio Option to another Model Portfolio Option available with your Option.
If you own the TrueReturn Option, on the Rider Maturity Date, the Contract Value may be increased due to the Option. Any increase will be allocated to the Fidelity® VIP Government Money Market - Service Class 2 Sub-Account. You may make transfers from this Variable Sub-Account to the Fixed Account Options (as allowed) or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the allocation percentages for your currently selected model portfolio.
The following applies to TrueBalance model portfolios selected without the TrueReturn Option or a Withdrawal Benefit Option:
For TrueBalance model portfolios selected without the TrueReturn or a Withdrawal Benefit Option, you may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the Contract, from the Fixed Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed Account Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the percentage allocations for your currently selected model portfolio. You should consult with your Morgan Stanley Financial Advisor before making transfers.
If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your Morgan Stanley Financial Advisor.
Your participation in the TrueBalance program is subject to the program’s terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.
Investment Alternatives: The Fixed Account Options

You may allocate all or a portion of your purchase payments to the Fixed Account Options. The Fixed Account Options we offer include the Dollar Cost Averaging Fixed Account Option, the Standard Fixed Account Option, and the Market Value Adjusted Fixed Account Option. We may offer additional Fixed Account Options in the future. Some Options are not available in all states. In addition, Allstate Life may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

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DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
The Dollar Cost Averaging Fixed Account Option (“DCA Fixed Account Option”) is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described in the Investment Alternatives: Transfers - Dollar Cost Averaging Program section.
This option allows you to allocate purchase payments to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $100.
At the time you allocate a purchase payment to the DCA Fixed Account Option, you must specify the term length over which the transfers are to take place. We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.
Your purchase payments will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.
You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. You may not transfer money from the Transfer Period Accounts to any of the Fixed Account Options available under your Contract. The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the Fidelity® VIP Government Money Market - Service Class 2 Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Fidelity® VIP Government Money Market - Service Class 2 Sub-Account unless you request a different investment alternative. Transferring Contract Value to the Fidelity® VIP Government Money Market - Service Class 2 Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described in the Investment Alternatives: Transfers - Dollar Cost Averaging Program section.
If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the Fidelity® VIP Government Money Market - Service Class 2 Sub-Account unless you request a different investment alternative.
If you have a TrueReturn Option or Withdrawal Benefit Option, at the expiration of a Transfer Period Account or if you discontinue the DCA Fixed Account Option any amounts remaining in the Transfer Period Account will be transferred according to the investment requirements applicable to the Option you selected.
You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.
The DCA Fixed Account Option may not be available in your state. Please check with your Morgan Stanley Financial Advisor for availability.
STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a “Guarantee Period Account” within the Standard Fixed Account Option (“Standard Fixed Guarantee Period Account”), which is defined by the date of the allocation and the length of the initial interest rate guarantee period (“Standard Fixed Guarantee Period”). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $100.
At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. For Allstate Variable Annuity Contracts, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. For Allstate Variable Annuity – L Share Contracts, we currently are not offering the Standard Fixed Account Option. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently

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offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.
Some Standard Fixed Guarantee Periods are not available in all states. Please check with your Morgan Stanley Financial Advisor for availability.
The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.
In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date (“30-Day Window”), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.
Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.
At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

•
transfer all or part of the money from the Standard Fixed Guarantee Period Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

•	transfer all or part of the money from the Standard Fixed Guarantee Period Account to other investment alternatives available at the time; or

•	withdraw all or part of the money from the Standard Fixed Guarantee Period Account. Withdrawal charges and taxes may apply.
Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

•	you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

•	you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.
The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.
The Standard Fixed Account Option currently is not available with the Allstate Variable Annuity – L Share Contract.
MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Market Value Adjusted Fixed Account Option. Each such allocation establishes a Guarantee Period Account within the Market Value Adjusted Fixed Account Option (“Market Value Adjusted Fixed Guarantee Period Account”), which is defined by the date of the allocation and the length of the initial interest rate guarantee period (“Market Value Adjusted Fixed Guarantee Period”). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Market Value Adjusted Fixed Guarantee Period Account must be at least $100.
At the time you allocate a purchase payment or transfer amount to the Market Value Adjusted Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Market Value Adjusted Fixed Account Option (“Market Value Adjusted Fixed Guarantee Periods”). We currently offer Market Value Adjusted Fixed Guarantee Periods of 3,

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5, 7, and 10 years. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Market Value Adjusted Fixed Account Option, but do not select a Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period as the Market Value Adjusted Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Market Value Adjusted Fixed Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account of the shortest Market Value Adjusted Fixed Guarantee Period we are offering at that time. The Market Value Adjusted Fixed Account Option is not available in all states. Please check with your Morgan Stanley Financial Advisor for availability.
The amount you allocate to a Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Market Value Adjusted Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options.
Withdrawals and transfers from a Market Value Adjusted Fixed Guarantee Period Account may be subject to a Market Value Adjustment. A Market Value Adjustment may also apply to amounts in the Market Value Adjusted Fixed Account Option if we pay Death Proceeds or if the Payout Start Date begins on a day other than during the 30-day period after such Market Value Adjusted Fixed Guarantee Period Account expires (“30-Day MVA Window”). We will not make a Market Value Adjustment if you make a transfer or withdrawal during the 30-Day MVA Window.
We apply a Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under the circumstances described above. We use the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Board Statistical Release H.15 (“Treasury Rate”) to calculate the Market Value Adjustment. We do so by comparing the Treasury Rate for a maturity equal to the Market Value Adjusted Fixed Guarantee Period at the time the Market Value Adjusted Fixed Guarantee Period Account is established with the Treasury Rate for the same maturity at the time the money is taken from the Market Value Adjusted Fixed Guarantee Period Account.
The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates have increased since the establishment of a Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment, together with any applicable withdrawal charges, premium taxes, and income tax withholdings could reduce the amount you receive upon full withdrawal from a Market Value Adjusted Fixed Guarantee Period Account to an amount less than the purchase payment used to establish that Market Value Adjusted Fixed Guarantee Period Account.
Generally, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the Treasury Rate for a maturity equal to that Market Value Adjusted Fixed Guarantee Period is higher than the applicable Treasury Rate at the time money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be positive. Conversely, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the applicable Treasury Rate is lower than the applicable Treasury Rate at the time the money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be negative.
For example, assume that you purchase a Contract and allocate part of the initial purchase payment to the Market Value Adjusted Fixed Account Option to establish a 5-year Market Value Adjusted Fixed Guarantee Period Account. Assume that the 5-year Treasury Rate at that time is 4.50%. Next, assume that at the end of the 3rd year, you withdraw money from the Market Value Adjusted Fixed Guarantee Period Account. If, at that time, the 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive. Conversely, if the 5-year Treasury Rate at that time is 4.80%, then the Market Value Adjustment will be negative.
The formula used to calculate the Market Value Adjustment and numerical examples illustrating its application are shown in Appendix B of this prospectus.
At the end of a Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period Account expires and we will automatically transfer the money from such Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, unless you notify us otherwise. The new Market Value Adjusted Fixed Guarantee Period Account will be established as of the day immediately following the expiration date of the expiring Market Value Adjusted Guarantee Period Account (“New Account Start Date.”) If the Market Value Adjusted Fixed Guarantee Period is no longer being offered, we will establish a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest Market Value Adjusted Fixed Guarantee Period available. Prior to the expiration date, we will send you a notice, which will outline the options available to you. During the 30-Day MVA Window a Market Value Adjustment will not be applied to transfers and withdrawals from the expiring Market Value Adjusted Fixed Guarantee Period Account and you may elect to:

•
transfer all or part of the money from the Market Value Adjusted Fixed Guarantee Period Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

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•	transfer all or part of the money from the Market Value Adjusted Fixed Guarantee Period Account to other investment alternatives available at the time; or

•	withdraw all or part of the money from the Market Value Adjusted Fixed Guarantee Period Account. Withdrawal charges and taxes may apply.
The money in the Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account from the New Account Start Date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from an expiring Market Value Adjusted Fixed Guarantee Period Account on or before the New Account Start Date, the transfer or withdrawal will be deemed to have occurred on the New Account Start Date. If we receive notification of your election to make a transfer or withdrawal from the expiring Market Value Adjusted Fixed Guarantee Period Account after the New Account Start Date, but before the expiration of the 30-Day MVA Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred will earn interest for the term of the new Market Value Adjusted Fixed Guarantee Period Account, at the interest rate declared for such Account. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to transfer the amount in the expiring Market Value Adjusted Fixed Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, and the amount in the new Market Value Adjusted Fixed Guarantee Period Account will continue to earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account, and will be subject to all restrictions of the Market Value Adjusted Fixed Account Option. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account will be the next shortest term length we offer for the Market Value Adjusted Fixed Account Option at that time, and the interest rate will be the rate declared by us at that time for such term.
Investment Alternatives: Transfers

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.
You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn Option or a Withdrawal Benefit Option to your Contract, certain restrictions on transfers apply. See the “TrueReturnSM Accumulation Benefit Option” and “Withdrawal Benefit Options” sections of this prospectus for more information.
The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See “Standard Fixed Account Option”. The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $100.
We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.
We reserve the right to waive any transfer restrictions.
TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.

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TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-457-7617. The cut-off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.
We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.
We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.
MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.
We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under “Trading Limitations.” Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.
While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.
TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

•
we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

•
we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

•	the total dollar amount being transferred, both in the aggregate and in the transfer request;

•
the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

•
whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

•	whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

•	the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

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We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.
If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).
In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.
SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio’s Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.
We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio’s prospectus for more complete information regarding the fees and charges associated with each Portfolio.
DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.
We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.
The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.
AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.
We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.
Example:
Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Morgan Stanley VIS Income Plus – Class Y Sub-Account and 60% to be in the Invesco V.I. Mid Cap Growth, Class II Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Morgan Stanley VIS Income Plus – Class Y Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Morgan Stanley VIS Income Plus – Class Y Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Invesco V.I. Mid Cap Growth, Class II Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

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The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.
Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the Variable Sub-Accounts that performed better during the previous time period.
Expenses

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.
CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Fidelity® VIP Government Money Market - Service Class 2 Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.
The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

•	for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

•	for a Contract Anniversary, if on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.
We reserve the right to waive this charge for all Contracts.
ADMINISTRATIVE EXPENSE CHARGE
For Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005, we deduct an administrative expense charge at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. For Contracts issued on or after January 1, 2005 and prior to October 17, 2005, we deduct an administrative expense charge at an annual rate of 0.30% of the average daily net assets you have invested in the Variable Sub-Accounts. Effective October 17, 2005 and thereafter, the administrative expense charge we deduct for such Contracts is at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.
MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

Allstate Variable Annuity	1.10%
Allstate Variable Annuity – L Share	1.50%
The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.
You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

•
MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

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•
Enhanced Beneficiary Protection (Annual Increase) Option: The current mortality and expense risk charge for this option is 0.30%. This charge will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

•	Earnings Protection Death Benefit Option: The current mortality and expense risk charge for this option is:

•	0.25% (maximum of 0.35%) if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date;

•	0.40% (maximum of 0.50%) if the oldest Contract Owner or oldest Annuitant is age 71 or older and both are age 79 or younger on the Rider Application Date.
The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the charge will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued. Refer to the Death Benefit Payments provision in this prospectus for more information. We deduct the charge for this option only during the Accumulation Phase.

•
Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.50%. This charge may be increased, but will never exceed 0.75%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.

TRUERETURNSM ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select, however we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in.
The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If you terminate this Option prior to the Rider Maturity Date on a date other than a Contract Anniversary, we will deduct an entire Rider Fee from your Contract Value on the date the Option is terminated. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the “TrueReturnSM Accumulation Benefit Option” section of this prospectus for more information.
SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FEE AND SPOUSAL PROTECTION BENEFIT(CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE
We charge a separate annual Rider Fee for both the Spousal Protection Benefit (Co-Annuitant) Option and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts. The current annual Rider Fee is 0.10% of the Contract Value for either Option. This applies to all new Options added on or after January 1, 2005. For Options added prior to January 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. We reserve the right to charge different Rider Fees for new Spousal Protection Benefit (Co-Annuitant) Options and/or new Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts we offer in the future. Once we issue your Option, we cannot change the Rider Fee that applies to your Contract.
The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.
The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Option is terminated. We will not charge a Rider Fee on the date the Option is terminated, on a date other than the Contract Anniversary, if the Option is terminated on the Payout Start Date or due to death of the Contract Owner or Annuitant.
For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first

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Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary. If you terminate this Option on a date other than a Contract Anniversary, we will deduct a Rider Fee. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination, or if you terminate this Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination, or if you terminate this Option during the first Contract Year after adding the Option, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value immediately prior to the termination.
RETIREMENT INCOME GUARANTEE OPTION FEE
We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees described below apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states). We impose a separate annual Rider Fee for RIG 1 and RIG 2. The current annual Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The current annual Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary. See “Retirement Income Guarantee Options” for details.
We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee prorated to cover the period from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal prorated to cover the period the Option was in effect during the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.
WITHDRAWAL BENEFIT OPTION FEE
Effective May 1, 2006, we ceased offering the SureIncome Option except in a limited number of states. We charge separate annual Rider Fees for each of the SureIncome Option (the “SureIncome Option Fee”), the SureIncome Plus Option (the “SureIncome Plus Option Fee”), and the SureIncome For Life Option (the “SureIncome For Life Option Fee”). Collectively, we refer to the SureIncome Option Fee, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee as the “Withdrawal Benefit Option Fees”. “Withdrawal Benefit Option Fee” is used to refer to any one of the Withdrawal Benefit Option Fees.
The current annual SureIncome Option Fee is 0.50% of the Benefit Base. The current annual SureIncome Plus Option Fee and the current annual SureIncome For Life Option Fee are each 0.65% of the Benefit Base. We reserve the right to increase any Withdrawal Benefit Option Fee to up to 1.25% of the Benefit Base. We reserve the right to charge a different Withdrawal Benefit Option Fee for different Withdrawal Benefit Factors or Withdrawal Benefit Options we may offer in the future. Once we issue your Withdrawal Benefit Option, we cannot change the Withdrawal Benefit Option Fee that applies to your Contract. If applicable, if you elect to exercise the Rider Trade-In Option, the new Withdrawal Benefit Option Fee will be based on the Withdrawal Benefit Option Fee percentage applicable to a new Withdrawal Benefit Option available at the time of trade-in.
We deduct the Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option. The Withdrawal Benefit Option Fees are deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. The Withdrawal Benefit Option Fee will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Withdrawal Benefit Option Fee is deducted, the Withdrawal Benefit Option Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Withdrawal Benefit Option Fee over the total Contract Value in all Variable Sub-Accounts will be waived.
The first Withdrawal Benefit Option Fee will be deducted on the first Contract Anniversary following the Rider Date. A Withdrawal Benefit Option Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Withdrawal Benefit Option is terminated.
For the first Contract Anniversary following the Rider Date, the SureIncome Option Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base on the first Contract Anniversary. For subsequent Contract Anniversaries, the SureIncome Option Fee is equal to 0.50% multiplied by the Benefit Base as of that Contract Anniversary.
For the first Contract Anniversary following the Rider Date, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee are each equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base on the first Contract Anniversary increased by purchase payments and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value. For subsequent Contract Anniversaries, the SureIncome Plus Option Fee and the SureIncome For Life Option Rider Fee are each equal to 0.65% multiplied by the Benefit Base on that Contract Anniversary increased by purchase payments and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value for any of the ten Contract Anniversaries after the Rider Date. As previously stated, we will deduct Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option.
If you terminate the SureIncome Option or the SureIncome Plus Option on a date other than a Contract Anniversary, we will deduct the Withdrawal Benefit Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner or

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Annuitant. If you terminate the SureIncome For Life Option on a date other than a Contract Anniversary, we will deduct the SureIncome For Life Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner, Annuitant, or the death of the SureIncome Covered Life. The Withdrawal Benefit Option Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, from the Rider Date to the date of termination. For the SureIncome Option, the pro-rated SureIncome Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the SureIncome Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. For the SureIncome Plus Option and the SureIncome For Life Option, the pro-rated Withdrawal Benefit Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. The Withdrawal Benefit Option Fee will be waived during the Withdrawal Benefit Payout Phase.
TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.
WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears in the Expense Table section. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.
Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.
Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. Refer to the Investment Alternatives: The Fixed Account Options - Market Value Adjusted Fixed Account Options section for more information on market value adjustments.
FREE WITHDRAWAL AMOUNT
You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.
Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.
You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.
For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1)	Purchase payments that no longer are subject to withdrawal charges;

2)	Free Withdrawal Amount (if available);

3)	Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4)	Any earnings not previously withdrawn.
However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.
If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

•	The Free Withdrawal Amount described above; or

•	Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

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For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1)	Earnings not previously withdrawn;

2)	Purchase payments that are no longer subject to withdrawal charges;

3)	Free Withdrawal Amount in excess of earnings;

4)	Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.
All Contracts
We do not apply a withdrawal charge in the following situations:

•	the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

•	withdrawals taken to satisfy IRS minimum distribution rules for the Contract; or

•	withdrawals that qualify for one of the waivers described below.
We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.
Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.
Confinement Waiver.    We will waive the withdrawal charge on any applicable withdrawal taken under your Contract if the following conditions are satisfied:

1.
you or the Annuitant, if the Contract Owner is not a living person, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2.	we receive your request for withdrawal and Due Proof of confinement no later than 90 days following the end of your or the Annuitant’s confinement at the long term care facility or hospital, and

3.	a physician must have prescribed the confinement and the confinement must be medically necessary (as defined in the Contract).
“Due Proof” includes, but is not limited to, a letter signed by a physician stating the dates the Owner or Annuitant was confined, the name and location of the Long Term Care Facility or Hospital, a statement that the confinement was medically necessary, and, if released, the date the Owner or Annuitant was released from the Long Term Care Facility or Hospital.
Terminal Illness Waiver.    We will waive the withdrawal charge on any applicable withdrawal under your Contract if:

1.	you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2.	you provide Due Proof of diagnosis to us before or at the time you request the withdrawal.
“Due Proof” includes, but is not limited to, a letter signed by a physician stating that the Owner or Annuitant has a Terminal Illness and the date the Terminal Illness was first diagnosed.
Unemployment Waiver.    We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

1.	you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

2.	you or the Annuitant receive Unemployment Compensation for at least 30 consecutive days as a result of that unemployment, and

3.	you or the Annuitant claim this benefit within 180 days of your or the Annuitant’s initial receipt of Unemployment Compensation.
Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.
“Unemployment Compensation” means unemployment compensation received from a unit of state or federal government in the U.S. “Due Proof” includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.
You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments.
Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

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The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.
PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may sometime in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 3.5%, depending on the state.
At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.
DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We may assess a charge against the Sub-accounts and the Fixed Rate Options equal to any taxes which may be imposed upon the Separate Account. We will pay company income taxes on the taxable corporate earnings created by this Separate Account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the Tax Charge you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividends received deductions. We do not pass these tax benefits through to holders of the Separate Account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the Tax Charge you pay under the contract.
Our status under the Code is briefly described in the “Taxes” section of this prospectus.
OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses, see the Expense Table - Portfolio Annual Expenses section. We receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution, or other services we provide to the Portfolios. We collect this compensation under agreements between us and the Portfolio’s investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.
Access to Your Money

WITHDRAWALS
You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See the Income Payments - Income Plans section.
The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.
You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.
In general, you must withdraw at least $50 at a time.
Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See the Investment Alternatives: The Fixed Account Options - Standard Fixed Account Option section.
Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as

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ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See “Withdrawal Benefit Options” above for more information. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if a Withdrawal Benefit Option is currently attached to your Contract. See “Withdrawal Benefit Options” for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and taxes.
WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in “good order.” Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.
POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1.	The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2.	An emergency exists as defined by the SEC, or

3.	The SEC permits delay for your protection.
We may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.
SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your Morgan Stanley Financial Advisor or call us at 1-800-457-7617 for more information.
Any systematic withdrawal programs based upon IRS minimum distribution requirements may be modified to ensure guarantees under any Withdrawal Benefit Option currently attached to your Contract are not impacted by the withdrawals. Withdrawals made outside of any systematic withdrawal program based upon IRS minimum distribution requirements may impact the guarantees provided under any Withdrawal Benefit Option currently attached to your Contract.
Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.
We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.
MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See “Withdrawal Benefit Options” above for more information. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.
Income Payments

PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value adjusted by any applicable Market Value Adjustment and less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date may be no later than:

•	the Annuitant’s 99th birthday, or

•	the 10th Contract Anniversary, if later.

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You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.
INCOME PLANS
An “Income Plan” is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under “Income Protection Benefit Option,” below. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the “Beneficiary” section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.
Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

•	fixed income payments;

•	variable income payments; or

•	a combination of the two.
A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the “basis.” Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.
The seven Income Plans are:
Income Plan 1 – Life Income with Guaranteed Number of Payments.    Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed (“Guaranteed Payment Period”) may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.
Income Plan 2 – Joint and Survivor Life Income with Guaranteed Number of Payments.    Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.
Income Plan 3 – Guaranteed Number of Payments.    Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant’s life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600.
We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3. See “Modifying Payments” and “Payout Withdrawals” below for more details.
Income Plan 4 – Life Income with Cash Refund.    Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.
Income Plan 5 – Joint Life Income with Cash Refund.    Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

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Income Plan 6 – Life Income with Installment Refund.    Under this plan, we make periodic income payments until the later of: (1) the death of the Annuitant; or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.
Income Plan 7 – Joint Life Income with Installment Refund.    Under this plan, we make periodic income payments until the later of: (1) the deaths of both the Annuitant and joint Annuitant; or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.
If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.
The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.
Modifying Payments
After the Payout Start Date, you may make the following changes under Income Plan 3:

•
You may request to modify the length of the Guaranteed Payment Period. If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date. However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

•	You may request to change the frequency of your payments.
We currently allow you to make the changes described above once each Contract Year; on that single occasion you may make either change alone, or both simultaneously. We reserve the right to change this practice at any time without prior notice.
Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.
Modifying payments of this Contract may not be allowed under Qualified Contracts. In order to satisfy required minimum distributions (“RMD”) under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period may not be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your Contract is subject to RMD requirements.
Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.
Payout Withdrawal
You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value (“withdrawal value”), subject to a Payout Withdrawal Charge, by writing to us (“Payout Withdrawal”). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate (this may be the initial interest rate in some states.) The applicable current interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.
A Payout Withdrawal must be at least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

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You must specify the investment alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.
Payout Withdrawal Charge
To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments has been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.
Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

	Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
Contract:	0	1	2	3	4	5	6	7	8+
Allstate Variable Annuity	7%	7%	6%	5%	4%	3%	2%	0%	0%
Allstate Variable Annuity – L Share	7%	6%	5%	0%	0%	0%	0%	0%	0%
Additional Information.    We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not choose how the Contract Value is to be applied, then the portion of the Contract Value in the Variable Account on the Payout Start Date will be applied to variable income payments, according to the Variable Sub-Account allocations as of the Payout Start Date, and the remainder of the Contract Value will be applied to fixed income payments.
We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes, to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Value is less than $2,000 when it is applied to the Income Plan(s) you choose, or not enough to provide an initial payment of at least $20 when it is applied to the Income Plan(s) you choose, and state law permits, we may:

•
terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

•	reduce the frequency of your payments so that each payment will be at least $20.
VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by: (a) company mortality experience; or (b) the amount of our administration expenses.
We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.
In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate (“AIR”, also known as benchmark rate) of 3%. Currently, you may choose a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply. The 6% and 5% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply (except in states in which the 5% AIR is not available; in those states, the 3% AIR will automatically apply). You may not change the AIR after you have selected an Income Plan.
We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.
Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.
You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive

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level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year, but will not be less than 2% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under Income Plan 3. Withdrawals will be assessed a Payout Withdrawal Charge, if applicable. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.
INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

•	The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

•	You must choose Income Plan 1 or 2, and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

•	You may apply the Income Protection Benefit Option to more than one Income Plan.

•	The AIR must be 3% for the Income Plan(s) to which you wish to apply this benefit.

•	You may only add the Income Protection Benefit Option on the Payout Start Date and, once added, the option cannot be cancelled.

•	You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.

•	You may not convert variable income payments to fixed income payments.
If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value (“Income Protection Benefit”), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of 1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced survivor plan. See Appendix C for numerical examples that illustrate how the Income Protection Benefit is calculated.
If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. The charge for the Income Protection Benefit Option will apply only to the Income Plan(s) to which the Option has been applied. Currently, the charge for this option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We may change the amount we charge, but it will not exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. Once the option is issued, we will not increase what we charge you for the benefit.
In order to ensure that we achieve adequate investment diversification (“Income Protection Diversification Requirement”), we reserve the right, in our sole discretion, to impose limitations on the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain Variable Sub-Accounts, and/or the required use of Automatic Portfolio Rebalancing.
To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: “unrestricted,” “restricted” and “excluded.” Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate any portion of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.

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In the following three tables, we list our current Income Protection Diversification Requirement:
Unrestricted Variable Sub-Accounts.    There is no limit to the amount of assets supporting your variable income payments that you may allocate to any one or more of the following Variable Sub-Accounts. Currently, we require that you allocate at least 30% of the assets supporting your variable income payments to this category.

Morgan Stanley VIS Income Plus Portfolio – Class Y Sub-Account
Morgan Stanley VIS Limited Duration Portfolio – Class Y Sub-Account (3)
Fidelity® VIP Government Money Market Portfolio – Service Class 2 Sub-Account (10)
PIMCO Real Return Portfolio – Advisor Shares Sub-Account
PIMCO Total Return Portfolio – Advisor Shares Sub-Account (7)
Restricted Variable Sub-Accounts.    You may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable Sub-Accounts. Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

AB VPS Growth Portfolio – Class B Sub-Account
AB VPS Growth and Income Portfolio – Class B Sub-Account (1)
AB VPS International Value Portfolio– Class B Sub-Account (6)
AB VPS Large Cap Value Portfolio – Class B Sub-Account (1)
AB VPS Small/Mid Cap Value Portfolio – Class B Sub-Account
AB VPS Value Portfolio – Class B Sub-Account (5)
Fidelity® VIP Contrafund® Portfolio– Service Class 2 Sub-Account
Fidelity® VIP Growth & Income Portfolio – Service Class 2 Sub-Account
Fidelity® VIP High Income Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Mid Cap Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Government Money Market Portfolio - Initial
FTVIP Franklin High Income VIP Fund – Class 2 Sub-Account (12)
FTVIP Mutual Global Discovery VIP Fund – Class 2 Sub-Account
FTVIP Mutual Shares VIP Fund – Class 2 Sub-Account
FTVIP Templeton Foreign VIP Fund – Class 2 Sub-Account
Goldman Sachs VIT U.S. Equity Insights Fund Institutional Sub-Account
Goldman Sachs VIT Large Cap Value Fund - Institutional Sub-Account
Goldman Sachs VIT Mid Cap Value Fund - Institutional Sub-Account (3)
Invesco V.I. American Value Fund - Series II Sub-Account
Invesco V.I. Core Equity Fund– Series II Sub-Account (4) (11)
Invesco V.I. Diversified Dividend Fund– Series II Sub-Account
Invesco V.I. Global Equity Fund– Series II Sub-Account
Invesco V.I. High Yield Fund– Series II Sub-Account
Invesco V.I. Equity and Income Portfolio – Series II Sub-Account (1)
Invesco V.I. S&P 500 Index Fund– Series II Sub-Account
Invesco V.I. Comstock Fund - Series II Sub-Account
Invesco V.I. Growth and Income Fund - Series II Sub-Account
Invesco V.I. Equity and Income Portfolio - Series II Sub-Account
Invesco V.I. Value Opportunities Fund – Series II Sub-Account (1), (5)
Morgan Stanley VIS Multi Cap Growth Portfolio – Class Y Sub-Account
Morgan Stanley VIS European Equity Portfolio – Class Y Sub-Account (3)
Morgan Stanley VIF Growth Portfolio - Class II (formerly UIF Growth, Class II Sub-Account)
Morgan Stanley VIF Global Franchise Portfolio - Class II (formerly UIF Global Franchise, Class II Sub-Account)
Morgan Stanley VIF Global Infrastructure Portfolio - Class II (formerly UIF Global Infrastructure – Class II Sub-Account) (1)
Morgan Stanley VIF U.S. Real Estate Portfolio - Class II (formerly UIF U.S. Real Estate, Class II Sub-Account) (7)
PIMCO CommodityRealReturn™ Strategy Portfolio – Advisor Shares Sub-Account
PIMCO Emerging Markets Bond Portfolio– Advisor Shares Sub-Account
Putnam VT Equity Income Fund – Class IB Sub-Account
Putnam VT George Putnam Balanced Fund – Class IB Sub-Account
Putnam VT Growth and Income Fund – Class IB Sub-Account (1)

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Putnam VT International Equity Fund – Class IB Sub-Account
Putnam VT Investors Fund – Class IB Sub-Account (2)
Putnam VT Growth Opportunities Fund - Class IB (formerly Putnam VT Voyager – Class IB Sub-Account)
Excluded Variable Sub-Accounts.    Currently, none of the following Variable Sub-Accounts are available to support variable income payments.

Invesco V.I. Mid Cap Core Equity Fund – Series II Sub-Account (1), (8)
FTVIP Franklin Flex Cap Growth VIP Fund – Class 2 Sub-Account
Goldman Sachs VIT Small Cap Equity Insights Fund -Institutional Sub-Account
Fidelity® VIP Government Money Market Portfolio - Class 2 Shares (formerly UIF Small Company Growth, Class II Sub-Account)
Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II (formerly UIF Emerging Markets Equity, Class II Sub-Account)
Morgan Stanley VIF Mid Cap Growth Portfolio - Class II (formerly UIF Mid Cap Growth, Class II Sub-Account)
Morgan Stanley VIF Emerging Markets Debt Portfolio - Class I (formerly UIF Emerging Market Debt - Class II Sub-Account) (1)
Invesco V.I. American Franchise Fund - Series II Sub-Account
Invesco V.I. Mid Cap Growth - Series II Sub-Account

1)
Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: Invesco V.I. Value Opportunities Fund – Series I, the Invesco V.I. Mid Cap Core Equity – Series II Sub-Account, the AB VPS Growth and Income –Class B Sub-Account, the AB VPS Large Cap Growth – Class B Sub-Account, the FTVIP Franklin High Income VIP – Class 2 Sub-Account, the Invesco V. I. High Yield – Series II Sub-Account, the Invesco V.I. Equity and Income – Series II Sub-Account, the UIF Global Infrastructure – Class Y Sub-Account, the Putnam VT Growth and Income – Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account.*

2)	Effective May 1, 2004, the Putnam VT Investors – Class IB Sub-Account closed to new investments. *

3)
Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity – Class Y Sub-Account and the Morgan Stanley VIS Limited Duration – Class Y Sub-Account. *

4)
Effective May 1, 2006, the Invesco V.I. Core Equity – Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity – Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity – Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity – Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity – Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. *

5)
Effective as of August 19, 2011, the Invesco V.I. Value Opportunities – Series II Sub-Account, was closed to all Contract Owners except those who have contract value invested in the Variable Sub-Account as of the closure date. Contract owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account thereafter. *

6)
Effective as of May 1, 2013, the AB VPS International Value Portfolio – Class B Sub-Account, was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter. *

7)
Effective as of April 13, 2015, the PIMCO Total Return – Advisor Shares Sub Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. An application is pending with the Securities and Exchange Commission requesting an order to allow Allstate Life to remove the PIMCO Total Return Portfolio – Advisor Shares as an investment option under your variable annuity contract and substitute a new investment option, the BlackRock Total Return V.I. Portfolio – Class I Shares. Allstate Life anticipates that, if such order is granted, the proposed substitution will occur during the second quarter of 2016.

8)
Effective as of September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series II Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. *

9)
Effective as of February 23, 2016, the UIF U.S. Real Estate Portfolio, Class II Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. *

10)
Any Contract Value that was transferred to the Fidelity® VIP Government Money Market Portfolio – Service Class 2 as a result of the liquidation of the Morgan Stanley VIS Money Market Portfolio – Class X on April 29, 2016 (“Liquidation Date”) can be transferred free of charge and will not count as one of your annual free transfers for a period of 60 days after the Liquidation Date. It is important to note that any subsequent transfer out of a Portfolio will be subject to the transfer limitations described in this prospectus.

11)
Effective December 23, 2016, the Invesco V.I. Core Equity Series II sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

12)
Effective at the close of business April 21, 2017, the FTVIP Franklin High Income VIP Fund - Class 2 was closed for new purchase payment allocations to all Contract owners. Effective April 28, 2017, the FTVIP Franklin Income VIP Fund - Class 2 was liquidated. On the liquidation date, the Portfolio was no longer available under your Annuity contract, and any contract value allocated to this liquidated Portfolio was transferred, as of the close of business on the liquidation date to one of the default transfer portfolios. If you are in a Model Portfolio Option, your contract value was transferred to the PIMCO Real Return Portfolio - Advisor Shares. If you are not in a Model Portfolio, your contract value was transferred to the Fidelity® VIP Government Money Market Portfolio - Service Class 2.

For a period of 60 days after the liquidation date, any Contract Value that was transferred to the PIMCO Real Return Portfolio - Advisor Shares (if you are in a Model Portfolio Option) or the Fidelity® VIP Government Money Market Portfolio - Service Class 2 (if you are not in a Model Portfolio Option) as the result of the liquidation can be transferred free of charge and will not count as one of your annual free transfers. If you are in a Model Portfolio Option, any transfer out of the PIMCO Real Return

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Portfolio - Advisor Shares must comply with the investment requirements of that Model Portfolio Option. It is important to note that any Portfolio into which you make your transfer will be subject to the transfer limitations described in this prospectus.
* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.
You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.
The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection Diversification Requirement.
We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.
Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each Contract Year. See “Investment Alternatives: Transfers,” above, for additional information.
FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.
We calculate the fixed income payments by:

•	adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

•	deducting any applicable taxes; and

•
applying the resulting amount to the greater of: (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract; or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.
RETIREMENT INCOME GUARANTEE OPTIONS
Effective January 1, 2004, we ceased offering the Retirement Income Guarantee Options (“RIG 1” and “RIG 2”), except in a limited number of states. Effective May 1, 2004, the RIG 1 and RIG 2 Options are no longer available in any state. If you added a Retirement Income Guarantee Option to your Contract prior to January 1, 2004 (up to May 1, 2004 in certain states), your Option will continue to apply to your Contract. Also, effective January 1, 2004, we discontinued the Trade-In Program. If you previously elected a RIG Option, you may cancel your RIG 1 or RIG 2 Option during the 60-day period following your next 3rd Contract Anniversary after January 1, 2004. If you do not cancel the Option during this 60-day period, you will not be permitted to cancel it later. Please check with your Morgan Stanley Financial Advisor for details.
The following describes the Retirement Income Guarantee Options for Contract Owners who elected the Option prior to May 1, 2004.
We refer to the issue date of the option as the “Rider Date.” You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004, as described above.
We reserve the right to impose limitations on the investment alternatives in which you may invest as a condition of these options. These restrictions may include, but are not limited to, maximum investment limits on certain investment alternatives, exclusion of certain investment alternatives, required minimum allocations to certain Variable Sub-Accounts and/or the required use of Automatic Portfolio Rebalancing. Currently, no such restrictions are being imposed.

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For each option, an “Income Base” is calculated, which is used only for the purpose of calculating the “Guaranteed Retirement Income Benefit” and the appropriate “Rider Fee,” all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.
You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

•	The Payout Start Date must be on or after the 10th Contract Anniversary of the Rider Date.

•	The Payout Start Date must occur during the 30-day period following a Contract Anniversary.

•	The oldest Annuitant must be age 99 or younger as of the Payout Start Date.

•	You must select Fixed Amount Income Payments only.

•	You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

•	120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

•	60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.
The “Guaranteed Retirement Income Benefit” is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.
If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected, an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.
On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

•	The Guaranteed Retirement Income Benefit; or

•
For fixed income payments, the Contract Value, adjusted by any applicable Market Value Adjustment, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.

We assess an annual Rider Fee if you selected one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated to cover the period between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated to cover the period between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.
The Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary.
These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

•	The date the Contract is terminated;

•
If the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

•	The Payout Start Date; or

•
You elect to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004 (since we discontinued offering the Trade-In Program as of that date).

Otherwise, the options may not be terminated or cancelled.
Calculation of Income Base.
On the Rider Date, the “RIG 1 Income Base” is equal to the Contract Value. The RIG 1 Income Base, plus purchase payments made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the “Cap” defined below. This accumulation will continue until the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends (3% in certain states), the RIG 1 Income Base will continue to be increased by purchase payments and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates. The “RIG 1 Withdrawal Adjustment” is defined below.
The RIG 1 Income Base will not exceed a Cap equal to:

•	200% of the Contract Value as of the Rider Date; plus

•	200% of purchase payments made after the Rider Date, but excluding any purchase payments made in the 12-month period immediately prior to the Payout Start Date; minus

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•	RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.
RIG 1 Withdrawal Adjustment.    Prior to the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

•
In each Contract Year, for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate (3% in certain states) and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.

•
In each Contract Year, for the portion of withdrawals that cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal and reduced for the portion of withdrawals that does not cumulatively exceed 5% (3% in certain states), and the result multiplied by the most recently calculated RIG 1 Income Base, reduced for the portion of withdrawals that does not cumulatively exceed 5% (3% in certain states).

On or after the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.
See Appendix D for numerical examples that illustrate how the RIG 1 Withdrawal Adjustment is applied.
The “RIG 2 Income Base” is defined as the greater of “Income Base A” or “Income Base B.”
“Income Base A” and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.
On the Rider Date, “Income Base B” is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

•	Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment.

•
Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

•
On each Contract Anniversary until the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or the Contract Anniversary following the 85th birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.
CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the Contract is appropriate.
Death Benefits

DEATH PROCEEDS
Under certain conditions, described below, we will pay Death Proceeds for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the “Payout Phase” section of your Contract. See “Income Payments” for more information.
We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a

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“Complete Request for Settlement,” a claim for distribution of the Death Proceeds must include “Due Proof of Death” in any of the following forms of documentation:

•	A certified copy of the death certificate;

•	A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

•	Any other proof acceptable to us.
“Death Proceeds” are determined based on when we receive a Complete Request for Settlement:

•	If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the “Death Benefit.”

•
If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.
DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

•	MAV Death Benefit Option

•	Enhanced Beneficiary Protection (Annual Increase) Option

•	Earnings Protection Death Benefit Option
The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit (“SureIncome ROP Death Benefit.”)
The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.
You may select any combination of death benefit options on the Issue Date of your Contract or at a later date, subject to state availability and issue age restrictions. You may not add any of the death benefit option(s) to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add an option(s).
The “Death Benefit” is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of:

•	The Contract Value;

•	The Settlement Value;

•	The ROP Death Benefit;

•	The MAV Death Benefit Option (if selected);

•	The Enhanced Beneficiary Protection (Annual Increase) Option (if selected); or

•	The SureIncome ROP Death Benefit. *
The “Settlement Value” is the amount that would be paid in the event of a full withdrawal of the Contract Value.
* The SureIncome ROP Death Benefit under the SureIncome For Life Option is only included in the calculation of the Death Benefit upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable.
The “ROP Death Benefit” is equal to the sum of all purchase payments, reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:
The sum of all purchase payments made prior to the withdrawal, less any prior withdrawal adjustments.
Maximum Anniversary Value Death Benefit Option.
The “MAV Death Benefit Option” is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

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On the date we issue the rider for this benefit (“Rider Date”), the MAV Death Benefit is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see “Death Proceeds,” above), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

•	Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment.

•
Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

•
On each Contract Anniversary until the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described in the Death Benefits - Death Benefit Payments - Death of Contract Owner - Option D section, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments, withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

•
The first Contract Anniversary following the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments and withdrawals); or

•	The date we next determine the Death Proceeds.
Enhanced Beneficiary Protection (Annual Increase) Option.
The Enhanced Beneficiary Protection (Annual Increase) Option is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.30%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.
On the date we issue the rider for this benefit (“Rider Date”), the Enhanced Beneficiary Protection (Annual Increase) Benefit is equal to the Contract Value. The Enhanced Beneficiary Protection (Annual Increase) Benefit, plus purchase payments made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the “Cap” defined below. This accumulation will continue until the earlier of:

(a)	the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first; or

(b)	the date we determine the Death Proceeds.
After the 5% interest accumulation ends (3% in certain states), the Enhanced Beneficiary Protection (Annual Increase) Benefit will continue to be increased by purchase payments and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit immediately prior to the withdrawal.
The Enhanced Beneficiary Protection (Annual Increase) Benefit Cap is equal to:

•	200% of the Contract Value as of the Rider Date; plus

•	200% of purchase payments made after the Rider Date, but excluding any purchase payments made in the 12-month period immediately prior to the death of the Contract Owner or the Annuitant; minus

•	Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix E for withdrawal adjustment examples.

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If, upon death of the Contract Owner, the Contract is continued under Option D as described in the Death Benefits - Death Benefit Payments - Death of Contract Owner - Option D section, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the Enhanced Beneficiary Protection (Annual Increase) Option will continue. The amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments, less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year (3% in certain states) from the date we determine the Death Proceeds, until the earlier of:

•
The first Contract Anniversary following the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Owner or the oldest Annuitant, whichever is earlier, the Enhanced Beneficiary Protection (Annual Increase) Benefit will be recalculated only for purchase payments and withdrawals); or

•	The date we next determine the Death Proceeds.
Earnings Protection Death Benefit Option.
The “Earnings Protection Death Benefit Option” is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

•	0.25%, if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date; and

•	0.40%, if the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date.
We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued.
If the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit is equal to the lesser of:

•
100% of “In-Force Premium” (excluding purchase payments made after the date we issue the rider for this benefit (“Rider Date”) and during the twelve- month period immediately prior to the death of the Contract Owner or Annuitant); or

•	40% of “In-Force Earnings”
calculated as of the date we determine the Death Proceeds.
If the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit is equal to the lesser of:

•	50% of “In-Force Premium” (excluding purchase payments made after the Rider Date and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

•	25% of “In-Force Earnings”
calculated as of the date we determine the Death Proceeds.
In-Force Earnings are equal to the current Contract Value less In-Force Premium. If this quantity is negative, then In-Force Earnings are equal to zero.
In-Force Premium is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments made after the Rider Date, less the sum of all “Excess-of-Earnings Withdrawals” made after the Rider Date.
An Excess-of-Earnings Withdrawal is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.
Refer to Appendix F for numerical examples that illustrate how the Earnings Protection Death Benefit Option is calculated.
If, upon death of the Contract Owner, the Contract is continued under Option D as described in the Death Benefits - Death Benefit Payments - Death of Contract Owner - Option D section, and if the oldest new Owner and the oldest Annuitant are younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:

•	The Rider Date will be changed to the date we determine the Death Proceeds;

•
The In-Force Premium is equal to the Contract Value as of the new Rider Date plus all purchase payments made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

•
The Earnings Protection Death Benefit after the new Rider Date will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

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•	The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.
If either the Contract Owner’s or the Annuitant’s age is misstated, the Earnings Protection Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.
ALL OPTIONS
We reserve the right to impose limitations on the investment alternatives in which you may invest as a condition of these options. These restrictions may include, but are not limited to, maximum investment limits on certain investment alternatives, exclusion of certain investment alternatives, required minimum allocations to certain Variable Sub-Accounts and/or the required use of Automatic Portfolio Rebalancing. Currently, no such restrictions are being imposed.
These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

•	the date the Contract is terminated;

•
if, upon the death of the Contract Owner, the Contract is continued under Option D as described in the Death of Owner section in the Death Benefits - Death Benefit Payments - Death of Contract Owner - Option D section, and either the oldest New Owner or the oldest Annuitant is older than age 80 (age 80 or older for the Earnings Protection Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

•
if the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

•
on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

•	on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

•	the Payout Start Date.
Notwithstanding the preceding, in the event of the Contract Owner’s death, if the Contract Owner’s spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Earnings Protection Death Benefit at that time.
DEATH BENEFIT PAYMENTS
Death of Contract Owner
If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be “New Contract Owners”. If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.
If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.
The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.
New Contract Owner Categories
Category 1.    If your spouse (or Annuitant’s spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.
Category 2.    If the New Contract Owner is a living person who is not your spouse (or Annuitant’s spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.
Category 3.    If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement

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options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.
The death settlement options we currently offer are:
Option A.    The New Contract Owner may elect to receive the Death Proceeds in a lump sum.
Option B.    The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

•	Over the life of the New Contract Owner; or

•	For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

•	Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.
Option C.    The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Fidelity® VIP Government Money Market - Service Class 2 Sub-Account unless the New Contract Owner provides other allocation instructions.
The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The New Contract Owner may exercise all rights set forth in the Transfers provision.
If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner’s Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner’s death. If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.
Option D.    The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Note that if you elected to receive required minimum distributions under a Minimum Distribution Option, the program will be discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract.
Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Fidelity® VIP Government Money Market - Service Class 2 Sub-Account.
Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may make a one-time transfer of all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee, provided the investment alternative is available with the Contract at that time. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.
The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value Adjustment and a 10% tax penalty if the New Contract Owner is under age 59 1/2.
Option E.    For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the “Annual Required Distribution” calculated for each calendar year. The first such withdrawal must occur within:

•	One year of the date of death;

•	The same calendar year as the date we receive the first Complete Request for Settlement; and

•	One withdrawal frequency.
The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.
In the calendar year in which the Death Proceeds are determined, the Annual Required Distribution is equal to the Contract Value on the date of the first distribution divided by the “Life Expectancy” of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. The Contract Value on the date

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of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.
In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occurred, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.
If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner’s Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.
We reserve the right to offer additional death settlement options.
Death of Annuitant
If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

•	The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

•
The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

Surviving Contract Owner Categories
Category 1.    If the Contract Owner is a living person, prior to the Annuitant’s death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.
Category 2.    If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.
The death settlement options we currently offer are:
Option A.    The Contract Owner may elect to receive the Death Proceeds in a lump sum.
Option B.    The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death.
Option C.    The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Fidelity® VIP Government Money Market - Service Class 2 Sub-Account unless the Contract Owner provides other allocation instructions.
The Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The Contract Owner may exercise all rights set forth in the Transfers provision.
Option D.    The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.
We reserve the right to offer additional death settlement options.
Qualified Contracts
The death settlement options for Qualified Contracts, including IRAs, may be different to conform with the individual tax requirements of each type of Qualified Contract. Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.
Spousal Protection Benefit (Co-Annuitant) Option and Death of Co-Annuitant
We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

•	The individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA.

•	The Contract Owner’s spouse must be the sole Primary Beneficiary of the Contract and will be the named Co-Annuitant.

•	The Contract Owner must be age 90 or younger on the Rider Application Date; and the Co-Annuitant must be age 79 or younger on the Rider Application Date.

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•
On or after May 1, 2005, the Option may be added only when we issue the Contract or within 6 months of the Contract Owner’s marriage. You may not add the Option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Option. We may require proof of marriage in a form satisfactory to us.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the “Death of Annuitant” provision does not apply on the death of the Co-Annuitant, and the latest Payout Start Date will be based solely on the Contract Owner’s age.
You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may be only one Co-Annuitant under your Contract.
There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.
The option will terminate upon the date termination is accepted by us or will terminate on the earliest of the following occurrences:

•	upon the death of the Co-Annuitant (as of the date we determine the Death Proceeds);

•	upon the death of the Contract Owner (as of the date we determine the Death Proceeds);

•	on the date the Contract is terminated;

•	on the Payout Start Date; or

•	on the date you change the beneficiary of the Contract and the change is accepted by us;

•
for options added on or after January 1, 2005, the Owner may terminate the option upon the divorce of the Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

•	for options added prior to January 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.
Once terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last Option attached to the Contract was terminated due to divorce or a change of beneficiary.
Death of Co-Annuitant.    If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the “Death of Owner” provision of your Contract:

•	The Co-Annuitant must have been your legal spouse on the date of his or her death; and

•	Option D of the “Death of Owner” provision of your Contract has not previously been exercised.
The Contract may only be continued once under Option D under the “Death of Owner” provision. For a description of Option D, see the “Death of Owner” section of this prospectus.
Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant
We offer a Spousal Protection Benefit (Co-Annuitant) Option for certain Custodial Individual Retirement Accounts established under Code Section 408(a) that may be added to your Contract. CSP may not be available in all states. CSP is subject to the following conditions (“CSP Conditions”):

•	The beneficially owned Contract must be a Custodial traditional IRA, Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA.

•	The Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

•	The Co-Annuitant must be the legal spouse of the Annuitant. Only one Co-Annuitant may be named.

•	The Co-Annuitant must be the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

•	The Annuitant must be age 90 or younger on the CSP Application Date.

•	The Co-Annuitant must be age 79 or younger on the CSP Application Date.

•
On or after May 1, 2005, the CSP may be added only when we issue the Contract or within 6 months of the beneficial owner’s marriage. You may not add the CSP to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the CSP. We may require proof of marriage in a form satisfactory to us.

•	We have made no payments under any Income Plan.

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•
There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value.

Under CSP, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that:

•	The Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date.

•	The “Death of Annuitant” provision of the Contract does not apply on the death of the Co-Annuitant.

•	The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.
You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.
For Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts added on or after January 1, 2005, there is an annual Rider Fee of 0.10% of the Contract Value for this Option. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts issued on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.
The Owner may terminate CSP upon the divorce of the Annuitant and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us. The Owner may also terminate CSP upon a change in the beneficiary of the IRA by providing written notice and proof of the change in a form satisfactory to us. CSP will terminate upon the date termination is accepted by us or on the earliest of the following occurrences:

•	On the date CSP is terminated as described above; or

•	Upon the death of the Annuitant; or

•	Upon the death of the Co-Annuitant; or

•	On the date the Contract is terminated; or

•	On the Payout Start Date.
Once terminated, a new CSP cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or change of beneficiary of the IRA.
Death of Co-Annuitant.    This section applies if:

•	The CSP Conditions are met.

•	The Annuitant was, at the time of the Co-Annuitant’s death, the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

•	We have received proof satisfactory to us that the Co-Annuitant has died.

•	The Co-Annuitant was, at the time of the Co-Annuitant’s death, the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA, and

•	The Co-Annuitant was, at the time of the Co-Annuitant’s death, the legal spouse of the Annuitant.
If this section applies and if the Co-Annuitant dies prior to the Payout Start Date, then, subject to the following conditions, the Contract may be continued according to Option D under the “Death of Owner” provisions under the same terms and conditions that would apply if the Co-Annuitant were the Owner of the Contract before death and the sole new Owner of the Contract were the Annuitant provided that:

•	The Co-Annuitant was the legal spouse of the Annuitant on the date of Annuitant’s death.

•	The Owner does not thereafter name a new Co-Annuitant; and

•	The Owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA remains the Custodian; and

•	The Contract may only be continued once.

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More Information

ALLSTATE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois.
Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.
Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3075 Sanders Road, Northbrook, Illinois, 60062.
Effective June 1, 2006, Allstate Life entered into an agreement (“the Agreement”) with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (“PICA”) pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.
VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.
We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account’s income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.
The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.
THE PORTFOLIOS
Dividends and Capital Gain Distributions.    We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.
Voting Privileges.    As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.
As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee’s number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.
We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.
We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

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Changes in Portfolios.    If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.
Conflicts of Interest.    Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio’s board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.
THE CONTRACT
Distribution.    The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley & Co. LLC (formerly, Morgan Stanley & Co. Incorporated) (“Morgan Stanley & Co.”). Morgan Stanley & Co., a wholly owned subsidiary of Morgan Stanley, is located at 1585 Broadway, New York, New York 10036. Morgan Stanley & Co. is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the New York Stock Exchange and FINRA. Contracts are sold through the registered representatives of Morgan Stanley & Co. These registered representatives are also licensed as insurance agents by applicable state insurance authorities and appointed as agents of Allstate Life in order to sell the Contracts.
We will pay commissions to Morgan Stanley & Co. for selling the Contracts. We may pay to Morgan Stanley & Co. up to a maximum sales commission of 6.0% of purchase payments. In addition, we may pay ongoing annual compensation of up to 1.40% of Contract value. To compensate Morgan Stanley for the costs of distribution, insurance licensing, due diligence and other home office services, we pay Morgan Stanley an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to Morgan Stanley & Co. in accordance with Morgan Stanley & Co.’s practices.
We also make additional payments to Morgan Stanley & Co. for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. For more information on the exact compensation arrangement associated with this Contract, please consult your registered representative.
In addition, Morgan Stanley & Co. may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.
The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were sold exclusively by Morgan Stanley & Co. and its affiliates to its clients.
Morgan Stanley & Co. does not receive compensation for its role as principal underwriter.
Effective June 1, 2009, Morgan Stanley and Citigroup Inc. (“Citi”) established a new broker dealer, Morgan Stanley Smith Barney LLC (“MSSB”), as part of a joint venture that included the Global Wealth Management Group within Morgan Stanley & Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to Morgan Stanley & Co. are now paid to MSSB.
Administration.     We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America (“PICA”) whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se 2 , LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se 2 , LLC provides certain business process outsourcing services with respect to the Contracts. se 2 , LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2016, consisted of the following: NTT DATA, Inc. (administrative services) located at 100 City Square, Boston, MA 02129; RR Donnelley Global Investment Markets, a division of RR Donnelley & Sons Company (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a

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Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.
In administering the Contracts, the following services are provided, among others:

•	maintenance of Contract Owner records;

•	Contract Owner services;

•	calculation of unit values;

•	maintenance of the Variable Account; and

•	preparation of Contract Owner reports.
We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.
 Correspondence sent by regular mail to our Annuity Service Center should be sent to the address shown above. Your correspondence will be picked up at this address and then delivered to our Annuity Service Center. Your correspondence is not considered received by us until it is received at our Annuity Service Center. Where this prospectus refers to the day when we receive a purchase payment, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our Annuity Service Center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our Annuity Service Center (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.
We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.
We provide information about cyber security risks associated with this Annuity in the Statement of Additional Information.
ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.
LEGAL PROCEEDINGS
There are no pending legal proceedings to which the Separate Account is a party. Allstate Life is engaged from time to time in routine lawsuits, which, in management’s judgment, are not likely to have a material effect, either individually or in the aggregate, on the operating results, cash flows or financial position of Allstate Life.
LEGAL MATTERS
All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and Allstate Life’s right to issue such Contracts under Illinois insurance law, have been passed upon by Angela K. Fontana, General Counsel of Allstate Life.
Taxes

The following discussion is general and is not intended as tax advice. Allstate Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.
Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.
TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make

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provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.
TAXATION OF VARIABLE ANNUITIES IN GENERAL
Tax Deferral.    Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

•	the Contract Owner is a natural person,

•	the investments of the Variable Account are “adequately diversified” according to Treasury Department regulations, and

•	Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.
Non-Natural Owners.    Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.
Exceptions to the Non-Natural Owner Rule.    There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.
Trusts are required to complete and submit a Certificate of Entity form, and we will tax report based on the information provided on this form.
Grantor Trust Owned Annuity.    Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.
Diversification Requirements.    For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be “adequately diversified” consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.
Ownership Treatment.    The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.
Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.
Taxation of Partial and Full Withdrawals.     If you make a partial withdrawal under a Non-Qualified Contract, the amount you receive will be taxed as ordinary income, rather than as return of cost basis, until all gain has been withdrawn. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the cost basis in the Contract.

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Taxation of Annuity Payments.     Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your cost basis in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the cost basis in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the cost basis in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the cost basis in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the cost basis in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.
Partial Annuitization
An individual may partially annuitize their non-qualified annuity if the contract so permits. The Small Business Jobs Act of 2010 included a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under Section 72 of the Code. We do not currently permit partial annuitization.
Taxation of Level Monthly Variable Annuity Payments.    You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.
Withdrawals After the Payout Start Date.    Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.
Distribution at Death Rules.    In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

•
if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death;

•
if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner’s death. These requirements are satisfied if any portion of the Contract Owner’s interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner’s death. If the Contract Owner’s designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

•
if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

Prior to a 2013 Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act (“DOMA”), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing a valid same sex marriage for federal law purposes. On June 26, 2015, the Supreme Court ruled in Obergefell v. Hodges that same-sex couples have a constitutional right to marry, thus requiring all states to allow same-sex marriage. The Windsor and Obergefell decisions mean that the federal and state tax law provisions applicable to an opposite sex spouse will also apply to a same sex spouse. Please note that a civil union or registered domestic partnership is generally not recognized as a marriage.
Please consult with your tax or legal adviser for additional information.
Taxation of Annuity Death Benefits.    Death Benefit amounts are included in income as follows:

•	if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

•	if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.
Medicare Tax on Net Investment Income     The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly, $125,000

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for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,500 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.
Penalty Tax on Premature Distributions.    A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made as a result of the Contract Owner’s death or becoming totally disabled,

•
made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

•	made under an immediate annuity and the annuity start date is no more than one year from the date of purchase (the first annuity payment must commence within 13 months of the date of purchase), or

•	attributable to investment in the Contract before August 14, 1982.
You should consult a competent tax advisor to determine how these exceptions may apply to your situation.
Substantially Equal Periodic Payments.    With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner’s attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.
Special Rules in Relation to Tax-free Exchanges Under Section 1035. Section 1035 of the Code permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity, including tax-free exchanges of annuity death benefits for a Beneficiary Annuity. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them. After you elect an Income Plan as described in the Income Payments section earlier in the prospectus, you are not eligible for a tax-free exchange under Section 1035.
Partial Exchanges.     The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer.
If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.
Taxation of Ownership Changes.    If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.
Aggregation of Annuity Contracts.    The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.
INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.
Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

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Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.
Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8(BEN,BEN-E,EXP,ECI,IMY) (Generally a Form W-8BEN is the appropriate form) at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8(BEN,BEN-E,EXP,ECI,IMY). A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.
TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

•	Individual Retirement Annuities (IRAs) under Code Section 408(b);

•	Roth IRAs under Code Section 408A;

•	Simplified Employee Pension (SEP IRA) under Code Section 408(k);

•	Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section 408(p);

•	Tax Sheltered Annuities under Code Section 403(b);

•	Corporate and Self Employed Pension and Profit Sharing Plans under Code Section 401; and

•	State and Local Government and Tax-Exempt Organization Deferred Compensation Plans under Code Section 457.
Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.
The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent’s IRA, TSA, or employer sponsored retirement plan under which the decedent’s surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent’s IRA, TSA, or employer sponsored qualified retirement plan. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.
Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.
Taxation of Withdrawals from an Individually Owned Tax Qualified Contract.    If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.
“Qualified distributions” from Roth IRAs are not included in gross income. “Qualified distributions” are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made to a beneficiary after the Contract Owner’s death,

•	attributable to the Contract Owner being disabled, or

•	made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).
“Nonqualified distributions” from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.
Required Minimum Distributions.    Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not

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withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.
The Death Benefit and Tax Qualified Contracts.    Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.
It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.
Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.
Penalty Tax on Premature Distributions from Tax Qualified Contracts.    A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made as a result of the Contract Owner’s death or total disability,

•
made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

•	made after separation from service after age 55 (does not apply to IRAs),

•	made pursuant to an IRS levy,

•	made for certain medical expenses,

•	made to pay for health insurance premiums while unemployed (applies only for IRAs),

•	made for qualified higher education expenses (applies only for IRAs)

•	made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

•
from an IRA or attributable to elective deferrals under a 401(k) plan, 403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual’s participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.
You should consult a competent tax advisor to determine how these exceptions may apply to your situation.
Substantially Equal Periodic Payments on Tax Qualified Contracts.    With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer’s attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.
Income Tax Withholding on Tax Qualified Contracts.    Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered “eligible rollover distributions.” The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all “eligible rollover distributions” unless you elect to make a “direct rollover” of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

•	required minimum distributions, or,

•	a series of substantially equal periodic payments made over a period of at least 10 years, or,

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•	a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

•	hardship distributions.
With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.
For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.
Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.
Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8 at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8(BEN,BEN-E,EXP,ECI,IMY) (Generally a Form W-8BEN is the appropriate form). A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.
Charitable IRA Distributions.    Certain qualified IRA distributions for charitable purposes are eligible for an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA. A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions.
The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Consistent with the applicable IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.
Individual Retirement Annuities.    Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an Individual Retirement Annuity. For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12-month rule.
Roth Individual Retirement Annuities.    Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.
A traditional Individual Retirement Account or Annuity may be converted or “rolled over” to a Roth Individual Retirement Annuity. The tax law allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.
Annuities Held By Individual Retirement Accounts (commonly known as Custodial IRAs).    Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.
If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099-R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

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Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant’s surviving spouse as the new Annuitant, if the following conditions are met:

1)	The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2)	The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3)	We receive a complete request for settlement for the death of the Annuitant; and

4)	The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

(a)	The Annuitant’s surviving spouse is the sole beneficiary of the Individual Retirement Account;

(b)	The Annuitant’s surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

(c)	The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse’s election.
Simplified Employee Pension IRA (SEP IRA).    Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.
Savings Incentive Match Plans for Employees (SIMPLE IRA).    Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2012 or later, then your plan is up to date. If your plan has a revision date prior to March 2012, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.
To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590-A and your competent tax advisor.
Tax Sheltered Annuities.    Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

•	attains age 59 1/2,

•	severs employment,

•	dies,

•	becomes disabled, or

•	incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).
These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).
Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g., transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer’s approval in written or electronic form.
Corporate and Self-Employed Pension and Profit Sharing Plans.    Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as “H.R.10” or “Keogh”). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.
There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

•
A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

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•
An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant’s spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.
State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.    Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees’ gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.
New Late Rollover Self-Certification. After August 24, 2016, you may be able to apply a rollover contribution to your IRA or qualified retirement plan after the 60-day deadline through a new self-certification procedure established by the IRS. Please consult your tax or legal adviser regarding your eligibility to use this self-certification procedure. As indicated in this IRS guidance, we, as a financial institution, are not required to accept your self-certification for waiver of the 60-day deadline.
ERISA Requirements
ERISA (the “Employee Retirement Income Security Act of 1974”) and the Code prevent a fiduciary and other “parties in interest” with respect to a plan (and, for these purposes, an IRA would also constitute a “plan”) from receiving any benefit from any party dealing with the plan, as a result of the sale of the Annuity. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the Annuity. This information has to do primarily with the fees, charges, discounts and other costs related to the Annuity, as well as any commissions paid to any agent selling the Annuity. Information about any applicable fees, charges, discounts, penalties or adjustments may be found in the applicable sections of this prospectus. Information about sales representatives and commissions may be found in the sections of this prospectus addressing distribution of the Annuities.
Other relevant information required by the exemptions is contained in the contract and accompanying documentation.
Please consult with your tax adviser if you have any questions about ERISA and these disclosure requirements.
Spousal Consent Rules for Retirement Plans - Qualified Annuities
If you are married at the time your payments commence, you may be required by federal law to choose an income option that provides survivor annuity income to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the Death Benefit to be paid to your spouse, even if you designated someone else as your Beneficiary. A brief explanation of the applicable rules follows. For more information, consult the terms of your retirement arrangement.
Defined Benefit Plans and Money Purchase Pension Plans. If you are married at the time your payments commence, federal law requires that benefits be paid to you in the form of a “qualified joint and survivor annuity” (QJSA), unless you and your spouse waive that right, in writing. Generally, this means that you will receive a reduced payment during your life and, upon your death, your spouse will receive at least one-half of what you were receiving for life. You may elect to receive another income option if your spouse consents to the election and waives his or her right to receive the QJSA. If your spouse consents to the alternative form of payment, your spouse may not receive any benefits from the plan upon your death. Federal law also requires that the plan pay a Death Benefit to your spouse if you are married and die before you begin receiving your benefit. This benefit must be available in the form of an Annuity for your spouse’s lifetime and is called a “qualified pre-retirement survivor annuity” (QPSA). If the plan pays Death Benefits to other Beneficiaries, you may elect to have a Beneficiary other than your spouse receive the Death Benefit, but only if your spouse consents to the election and waives his or her right to receive the QPSA. If your spouse consents to the alternate Beneficiary, your spouse will receive no benefits from the plan upon your death. Any QPSA waiver prior to your attaining age 35 will become null and void on the first day of the calendar year in which you attain age 35, if still employed.
Defined Contribution Plans (including 401(k) Plans and ERISA 403(b) Annuities). Spousal consent to a distribution is generally not required. Upon your death, your spouse will receive the entire Death Benefit, even if you designated someone else as your Beneficiary, unless your spouse consents in writing to waive this right. Also, if you are married and elect an Annuity as a periodic income option, federal law requires that you receive a QJSA (as described above), unless you and your spouse consent to waive this right.

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IRAs, non-ERISA 403(b) Annuities, and 457 Plans. Spousal consent to a distribution usually is not required. Upon your death, any Death Benefit will be paid to your designated Beneficiary.
Gifts and Generation-skipping Transfers
If you transfer your Annuity to another person for less than adequate consideration, there may be gift tax consequences in addition to income tax consequences. Also, if you transfer your Annuity to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37½ years younger than you, there may be generation-skipping transfer tax consequences.
Annual Reports and Other Documents

Allstate Life’s Annual Report on Form 10-K for the year ended December 31, 2016, is incorporated herein by reference, which means that it is legally a part of this prospectus.
All other reports filed with the SEC under the Exchange Act since the Form 10-K Annual Report, including filings made on Form 10-Q and Form 8-K, and all documents or reports we file with the SEC under the Exchange Act after the date of this prospectus and before we terminate the offering of the securities under this prospectus are also incorporated herein by reference, which means that they are legally a part of this prospectus.
Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.
We file our Exchange Act documents and reports, including our annual report on Form 10-K quarterly reports on Form 10-Q and current reports on Form 8-K electronically on the SEC’s “EDGAR” system using the identifying number CIK No. 0000352736. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC’s Public Reference Room at 100 F Street NE, Room 1580, Washington, DC 20549-2001. For more information on the operations of SEC’s Public Reference Room, call 1-202-551-8090.
If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 758565, Topeka, KS 66675-8565 or 1-800-457-7617.
Statement of Additional Information
Table of Contents

Additions, Deletions, or Substitutions of Investments	2
The Contracts	2
Purchase of Contracts	2
Tax-Free Exchange (1035 Exchanges, Rollovers and Transfers)	3
Calculation of Accumulation Unit Values	3
Net Investment Factor	3
Calculation of Variable Income Payments	4
Calculation of Annuity Unit Values	5
General Matters	5
Incontestability	5
Settlements	5
Safekeeping of the Variable Account’s Assets	5
Premium Taxes	6
Tax Reserves	6
Experts	6
Financial Statements	6
Appendix A – Accumulation Unit Values
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

94

Appendix A
Contract Comparison Chart

Feature	Allstate Variable Annuity	Allstate Variable Annuity – L Share
DCA Fixed Account Option	3 to 6 month transfer periods 7 to 12 month transfer periods	3 to 6 month transfer periods 7 to 12 month transfer periods
Standard Fixed Account Option	1-, 3-*, 5-*, and 7-* year guarantee periods	N/A
MVA Fixed Account Option**	3-, 5-, 7-, and 10- year guarantee periods	3-, 5-, 7-, and 10- year guarantee periods
Mortality and Expense Risk Charge (Base Contract)	1.10%	1.50%
Withdrawal Charge (% of purchase payment)	7/ 7/ 6/ 5/ 4/ 3/ 2	7/ 6/ 5
Withdrawal Charge Waivers	Confinement, Terminal Illness, Unemployment	Confinement, Terminal Illness, Unemployment
The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The table summarizes the availability of the Fixed Account Options in general. Please check with your Morgan Stanley Financial Advisor for specific details for your state.

*	Available only in states in which the MVA Fixed Account Option is not offered.

**	Not available in states in which the 3-, 5-, or 7-year Standard Fixed Account Options are offered.

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Appendix B – Market Value Adjustment

The Market Value Adjustment is based on the following:

I	=	the Treasury Rate for a maturity equal to the term length of the Guarantee Period Account for the week preceding the establishment of the Market Value Adjusted Fixed Guarantee Period Account;

J	=
the Treasury Rate for a maturity equal to the term length of the Market Value Adjusted Fixed Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the Market Value Adjusted Fixed Guarantee Period Account, the date we determine the Death Proceeds, or the Payout Start Date, as the case may be (“Market Value Adjustment Date”).

N	=	the number of whole and partial years from the Market Value Adjustment Date to the expiration of the term length of the Market Value Adjusted Fixed Guarantee Period Account.
Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Board Statistical Release H.15. If such yields cease to be available in Federal Reserve Board Statistical Release H.15, then we will use an alternate source for such information in our discretion.
The Market Value Adjustment factor is determined from the following formula:
.9 × [I-(J + .0025)] × N
The denominator of the MVA formula includes a factor, currently equal to 0.0025 or 25 basis points. The factor is an adjustment that is applied when an MVA is assessed (regardless of whether the MVA is positive or negative) and, relative to when no factor is applied, will reduce the amount being surrendered or transferred from the MVA Fixed Guarantee Period Account.
To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as Death Proceeds, or applied to an Income Plan from a Market Value Adjusted Fixed Guarantee Period Account at any time other than during the 30 day period after such Guarantee Period Account expires. NOTE: These examples assume that premium taxes are not applicable.

Examples Of Market Value Adjustment
Purchase Payment:	$10,000 allocated to a Market Value Adjusted Fixed Guarantee Period Account
Guarantee Period:	5 years
Interest Rate:	4.50%
Full Withdrawal:	End of Contract Year 3
Contract:	Allstate Variable Annuity*

Example 1: (Assumes Declining Interest Rates)
Step 1:	Calculate Contract Value at End of Contract Year 3:	=	$10,000.00 × (1.045)[3] = $11,411.66
Step 2:	Calculate the Free Withdrawal Amount:	=	.15 × $10,000 = $1500
Step 3:	Calculate the Withdrawal Charge:	=	.06 × ($10,000 – $1,500) = $510
Step 4:	Calculate the Market Value Adjustment:	I	=	4.50%
		J	=	4.20%
		N	= 730 DAYS	= 2
365 DAYS
Market Value Adjustment Factor: .9 × [I – (J + .0025)] × N
		=	.9 × [.045 - (.042 + .0025)] × 2 = .0009
Market Value Adjustment = Market Value Adjustment Factor × Amount Subject To Market Value Adjustment:
		=	.0009 × $11,411.66 = $10.27
Step 5:	Calculate the amount received by Contract owner as a result of full withdrawal at the end of Contract Year 3:	=	$11,411.66 - $510 + $10.27 = $10,911.93

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Example 2: (Assumes Rising Interest Rates)
Step 1:	Calculate Contract Value at End of Contract Year 3:	=	$10,000.00 × (1.045)[3] = $11,411.66
Step 2:	Calculate The Free Withdrawal Amount:	=	.15 × $10,000 = $1,500
Step 3:	Calculate the Withdrawal Charge:	=	0.06 × ($10,000 – $1,500) = $510
Step 4:	Calculate the Market Value Adjustment:	I	=	4.50%
		J	=	4.80%
		N	= 730 DAYS	= 2
365 DAYS
Market Value Adjustment Factor: .9 × [I – (J + .0025)] × N
		=	.9 × [(.045 – (.048 + .0025)] × (2) = -.0099
Market Value Adjustment = Market Value Adjustment Factor × Amount Subject To Market Value Adjustment:
		=	-.0099 × $11,411.66 = -$112.98
Step 5:	Calculate the amount received by Contract owner as a result of full withdrawal at the end of Contract Year 3:	=	$11,411.66 - $510 - $112.98 = $10,788.68

*
These examples assume the election of the Allstate Variable Annuity Contract for the purpose of illustrating the Market Value Adjustment calculation. The amounts would be different under the Allstate Variable Annuity – L Share Contract, which has different expenses and withdrawal charges.

B-2

Appendix C
Example of Calculation of Income Protection Benefit

Appendix C illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.
To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:

Adjusted age of Annuitant on the Payout Start Date:	65
Sex of Annuitant:	male
Income Plan selected:	1
Payment frequency:	monthly
Amount applied to variable income payments under the Income Plan:	$100,000.00
The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:	3%
Guaranteed minimum variable income payment:	85% of the initial variable amount income value
Step 1 – Calculation of the initial variable amount income value:
Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.
Step 2 – Calculation of the amount guaranteed under the Income Protection Benefit Option:
guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.
Step 3 – Illustration of the effect of the minimum payment guarantee under the Income Protection Benefit Option:
If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.

C-1

Appendix D
Withdrawal Adjustment Example – Income Benefits*

Issue Date: January 1, 2003
Initial Purchase Payment: $50,000.

				Income Benefit Amount
Date	Type of Occurrence	Beginning Contract Value	Transaction Amount	Contract Value After Occurrence	Maximum Anniversary Value	5% Roll-Up Value**
1/1/04	Contract Anniversary	$55,000	—	$55,000	$55,000	$52,500
7/1/04	Partial Withdrawal	$60,000	$15,000	$45,000	$41,250	$40,176
The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment reduces the 5% Roll-Up Value part dollar-for-dollar and part proportionally.

Maximum Anniversary Value Income Benefit
Partial Withdrawal Amount	(a)	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$55,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,750
Adjusted Income Benefit		$41,250
5 % Roll-Up Value Income Benefit**
Total Partial Withdrawal Amount	(a)	$15,000
STEP 1 – Dollar For Dollar Portion
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days worth of interest on $52,500 and $54,600, respectively)	(c)	$53,786
Partial Withdrawal Amount (Corridor = 5% of Roll-Up Value on 1/1/04)	(d)	$2,625
Dollar for Dollar Withdrawal Adjustment (discounted for a half year’s worth of interest)	(e) = (d) * 1.05 ^-0.5	$2,562
Contract Value After Step 1	(b’) = (b) - (d)	$57,375
Adjusted Income Benefit After Step 1	(c’) = (c) - (e)	$51,224
STEP 2 – Proportional Portion
Partial Withdrawal Amount	(a’) = (a) - (d)	$12,375
Proportional Adjustment	(a’) /(b’) * (c’)	$11,048
Contract Value After Step 2	(b’) - (a’)	$45,000
Adjusted Income Benefit After Step 2		$40,176

*
For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**
In certain states, the Roll-Up Value Income Benefit accumulates interest on a daily basis at a rate equivalent to 3% per year rather than 5%. If calculations assumed an interest rate of 3% per year, the adjusted income benefit would be lower.

D-1

Appendix E
Withdrawal Adjustment Example – Death Benefits*

Issue Date: January 1, 2007
Initial Purchase Payment: $50,000

					Death Benefit Amount
Date	Type of Occurrence	Beginning Contract Value	Transaction Amount	Contract Value After Occurrence	Purchase Payment Value	Maximum Anniversary Value	Enhanced Beneficiary Value**
1/1/2008	Contract Anniversary	$55,000	—	$55,000	$50,000	$55,000	$52,500
7/1/2008	Partial Withdrawal	$60,000	$15,000	$45,000	$37,500	$41,250	$40,339
The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.

Purchase Payment Value Death Benefit
Partial Withdrawal Amount	(a)	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$50,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$12,500
Adjusted Death Benefit		$37,500
MAV Death Benefit
Partial Withdrawal Amount	(a)	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$55,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,750
Adjusted Death Benefit		$41,250
Enhanced Beneficiary Protection (Annual Increase) Benefit**
Partial Withdrawal Amount	(a)	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days worth of interest on $52,500 and $54,600, respectively)	(c)	$53,786
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,446
Adjusted Death Benefit		$40,339

*
For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**
Calculations for the Enhanced Beneficiary Protection (Annual Increase) Benefit assumed that interest accumulates on a daily basis at a rate equivalent to 5% per year. In certain states, the benefit provides for interest that accumulates at a rate of 3% per year. If calculations assumed an interest rate of 3% per year, the adjusted death benefit would be lower.

E-1

Appendix F
Calculation of Earnings Protection Death Benefit*

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.
Example 1: Elected When Contract Was Issued Without Any Subsequent Additions or Withdrawals
In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate Life receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

Excess of Earnings Withdrawals	=	$0
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$100,000 ($100,000+ $0 - $0)
In-Force Earnings	=	$25,000 ($125,000- $100,000)
Earnings Protection Death Benefit**	=	40% * $25,000 = $10,000
Since 40% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

*
For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**
If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

Example 2: Elected When Contract Was Issued With Subsequent Withdrawals
In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives a Complete Request for Settlement will be assumed to be $114,000.

Excess of Earnings Withdrawals	=	$5,000 ($10,000-$5,000)
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$95,000 ($100,000+$0-$5,000)
In-Force Earnings	=	$19,000 ($114,000-$95,000)
Earnings Protection Death Benefit**	=	40%*$19,000=$7,600
Since 40% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

*
For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**
If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

Example 3: Elected After Contract Was Issued With Subsequent Additions and Withdrawals
This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Immediately after the

F-1

additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate Life receives a Complete Request for Settlement.

Excess of Earnings Withdrawals	=	$30,000 ($50,000-$20,000)
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$120,000 ($110,000+$40,000-$30,000)
In-Force Earnings	=	$20,000 ($140,000-$120,000)
Earnings Protection Death Benefit**	=	25%*$20,000=$5,000
In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.
Since 25% of In-Force Earnings is less than 50% of the In-Force Premium (excluding purchase payments in the 12 months prior to death ), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

*
For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**	If the oldest Contract Owner or Annuitant had been age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00).
Example 4: Spousal Continuation
This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Option. In this example, assume that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Option and MAV Death Benefit Option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

Excess of Earnings Withdrawals	=	$0
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$100,000 ($100,000+$0-$0)
In-Force Earnings	=	$50,000 ($150,000-$100,000)
Earnings Protection Death Benefit**	=	40%*$50,000=$20,000
Contract Value	=	$150,000
Death Benefit	=	$160,000
Earnings Protection Death Benefit	=	$20,000
Continuing Contract Value	=	$180,000 ($160,000+$20,000)
Since 40% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.
Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-Force Premium amount equal to the Contract Value and the Rider Date reset to the date the Contract is continued. If this selection is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of the In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Option at the time of continuation.

*
For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**
If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

F-2

Appendix G
Withdrawal Adjustment Example – TrueReturn Accumulation Benefit*

Issue Date: January 2, 2007
Initial Purchase Payment: $50,000
Initial Benefit Base: $50,000

Date	Type of Occurrence	Beginning Contract Value	Transaction Amount	Contract Value After Occurrence	Benefit Base
1/2/2008	Contract Anniversary	$55,000	—	$55,000	$50,000
7/2/2008	Partial Withdrawal	$60,000	$15,000	$45,000	$37,500
The following shows how we compute the adjusted Benefit Bases in the example above. Please note the withdrawal reduces the Benefit Bases by the same proportion as the withdrawal reduces the Contract Value.

Benefit Base
Partial Withdrawal Amount	(a)	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000
Value of Benefit Base Amount Immediately Prior to Partial Withdrawal	(c)	$50,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$12,500
Adjusted Benefit Base		$37,500
* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges for all Contracts. Actual Contract Values will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

G-1

Appendix H – SureIncome Withdrawal Benefit Option
Calculation Examples

Example 1: Assume you purchase an Allstate Variable Annuity contract with a $100,000 initial purchase payment and add the SureIncome Option at issue.
Your Benefit Base is $100,000, which is your initial purchase payment of $100,000. Your Benefit Payment is $8,000, which is 8% of your initial purchase payment. Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.
Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.
The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000). The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000). The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).
Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.
The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000). The Benefit Payment is unchanged and remains $8,000. The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).
Example 4: Assume example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.
The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000. The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% x ($130,000 – $25,000)) = $8,000. There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.
Example 5: Assume example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.
The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 – $5,000) and ($92,000 – $5,000) = $55,000. The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% x ($60,000 – $5,000)) = $4,400. The Benefit Payment Remaining is unchanged at $0.
Example 6: Assume example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).
The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000). The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000). The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).
Example 7: Assume example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).
The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200). The Benefit Payment is unchanged and remains $7,600. The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

H-1

Appendix I – SureIncome Plus Withdrawal Benefit
Option Calculation Examples

Example 1: Assume you purchase an Allstate Variable Annuity contract with a $100,000 initial purchase payment and add the SureIncome Plus Option at issue.
Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.
Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.
Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.
Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.
Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.
The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).
The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).
The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).
The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).
Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.
The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).
The SureIncome ROP Death Benefit is reduced to $92,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($8,000).
The Benefit Payment is unchanged and remains $8,000.
The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).
Example 4: Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.
The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.
The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.
The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% × ($130,000 – $25,000)) = $8,000
There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.
Example 5: Assume Example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.
The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 – $5,000) and ($92,000 – $5,000) = $55,000.
The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 – $5,000) and ($92,000 – $5,000) = $55,000.
The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% × ($60,000 – $5,000)) = $4,400.
The Benefit Payment Remaining is unchanged at $0.

I-1

Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).
The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).
The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).
The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).
The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).
Example 7: Assume Example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).
The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).
The SureIncome ROP Death Benefit is reduced to $91,800, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($3,200).
The Benefit Payment is unchanged, because the amount withdrawn does not exceed the Benefit Payment Remaining, and remains $7,600.
The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).
Example 8: Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.
The SureIncome Plus Option Fee is $650, which is 0.65% × the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.
The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).
The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).
The SureIncome ROP Death Benefit remains $100,000.
The Benefit Payment is increased to $12,748, which is the greater of your current Benefit Payment ($8,000) and 8% × the final Contract Value on the Contract Anniversary ($159,350).
The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.
Example 9: Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.
The SureIncome Plus Option Fee is $1,035.78, which is 0.65% × the Benefit Base ($159,350) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.
The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).
The Benefit Base remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).
The SureIncome ROP Death Benefit remains $100,000.
The Benefit Payment is remains $12,748, which is the greater of your current Benefit Payment $12,748 and 8% × the final Contract Value on the Contract Anniversary ($58,964.22).
The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.

I-2

Appendix J – SureIncome For Life Withdrawal Benefit
Option Calculation Examples

Example 1: Assume you purchase an Allstate Variable Annuity contract with $100,000 initial purchase payment, are attained age 55 at issue, and add the SureIncome For Life Option at issue (you are the SureIncome Covered Life).
Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.
Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.
Your Benefit Payment is $4,000, which is 4% of your initial purchase payment.
Your Benefit Payment Remaining for this Benefit Year is $4,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.
Note: The Benefit Payment remains $4,000 until you turn age 60 (as long as the Contract Value on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% x current Benefit Base ($5,000 = 5% × $100,000, assuming your Benefit Base is still $100,000).
Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.
The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).
The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).
The Benefit Payment is increased to $5,600, which is your prior Benefit Payment ($4,000) plus 4% of your additional purchase payment ($40,000).
The Benefit Payment Remaining is increased to $5,600, which is your prior Benefit Payment Remaining ($4,000) plus 4% of your additional purchase payment ($40,000).
Note: The Benefit Payment remains $5,600 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior Contract Anniversaries has not increased the Benefit Payment). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% x current Benefit Base ($7,000 = 5% × $140,000, assuming your Benefit Base is still $140,000).
Example 3a: Assume Example 1 is continued and the first withdrawal, equal to $4,000, is made during the first Benefit Year.
The Benefit Base is reduced to $96,000, which is your prior Benefit Base ($100,000) less your withdrawal ($4,000).
The SureIncome ROP Death Benefit is reduced to $96,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($4,000).
The Benefit Payment is unchanged and remains $4,000.
The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($4,000) less your withdrawal ($4,000).
Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.
Example 3b: Assume Example 1 is continued and the first withdrawal, equal to $5,000, is made during the sixth Benefit Year and you have attained age 60 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).
The Benefit Base is reduced to $95,000, which is your prior Benefit Base ($100,000) less your withdrawal ($5,000).
The SureIncome ROP Death Benefit is reduced to $95,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($5,000).
Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% x current Benefit Base (5% × $100,000 = $5,000).
The Benefit Payment remains $5,000 after withdrawal.
The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($5,000) less your withdrawal ($5,000).

Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.
Example 3c: Assume Example 1 is continued and the first withdrawal, equal to $6,000, is made during the sixteenth Benefit Year and you have attained age 70 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).
The Benefit Base is reduced to $94,000, which is your prior Benefit Base ($100,000) less your withdrawal ($6,000).
The SureIncome ROP Death Benefit is reduced to $94,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($6,000).
Because the first withdrawal occurs at attained age 70, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 6% × current Benefit Base (6% × $100,000 = $6,000).
The Benefit Payment remains $6,000 after withdrawal.
The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($6,000) less your withdrawal ($6,000).
Note: The Withdrawal Benefit Factor is locked at 6% because the age at first withdrawal is age 70.
Example 4a: Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.
The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.
The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.
The Benefit Payment is reduced to $3,000, determined by the following calculation: the lesser of ($4,000) and (4% × $75,000) = $3,000.
There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.
Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.
Example 4b: Assume Example 1 is continued and a withdrawal of $25,000 is made during the sixth Benefit Year (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries). Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.
The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.
The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.
Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% X current Benefit Base prior to the withdrawal (5% × $100,000 = $5,000).
The Benefit Payment is reduced to $3,750, determined by the following calculation: the lesser of ($5,000) and (5% × $75,000) = $3,750.
There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.
Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.
Example 5: Assume Example 3a is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.
The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 – $5,000) and ($96,000 – $5,000) = $55,000.
The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 – $5,000) and ($96,000 – $5,000) = $55,000.
The Benefit Payment is reduced to $2,200, determined by the following formula: the lesser of ($4,000) and (4% × $55,000) = $2,200.

Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).
The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).
The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).
The Benefit Payment is increased to $3,800, which is your prior Benefit Payment ($2,200) plus 4% of your additional purchase payment ($40,000).
The Benefit Payment Remaining is increased to $1,600, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 4% of your additional purchase payment ($40,000).
Example 7: Assume Example 6 is continued and an additional withdrawal of $1,600 is taken in the same year (the first Benefit Year).
The Benefit Base is reduced to $93,400, which is your prior Benefit Base ($95,000) less your withdrawal ($1,600).
The SureIncome ROP Death Benefit is reduced to $93,400, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($1,600).
The Benefit Payment is unchanged and remains $3,800.
The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($1,600) less your withdrawal ($1,600).
Example 8: Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.
The SureIncome For Life Option Fee is $650, which is 0.65% × the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.
The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).
The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).
The SureIncome ROP Death Benefit remains $100,000.
The Benefit Payment is increased to $6,374, which is the greater of your current Benefit Payment ($4,000) and 4% of the final Contract Value on the Contract Anniversary ($159,350).
The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.
Note: The Benefit Payment remains $6,374 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior Contract Anniversaries has not increased the Benefit Payment). At that point, if no withdrawals have been taken, your Benefit Payment and Benefit Payment Remaining are updated to 5% × current Benefit Base ($7,967.50 = 5% × $159,350, assuming your Benefit Base is still $159,350).
Example 9: Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.
The SureIncome For Life Option Fee is $1,035.78, which is 0.65% × the Benefit Base ($159,350) prior to updating for the Benefit Base based on the Contract Value on the Contract Anniversary.
The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).
The Benefit Base is remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).
The SureIncome ROP Death Benefit remains $100,000.
The Benefit Payment is remains $6,374, which is the greater of your current Benefit Payment $6,374 and 4% × the final Contract Value on the Contract Anniversary ($58,964.22).
The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.

APPENDIX K – ACCUMULATION UNIT VALUES

Appendix K presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable
Sub-Account since the Variable Sub-Accounts were first offered under the Contracts; for a maximum of 10 years. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect
Accumulation Unit Values for each Contract; as well as outstanding units for each such sub-accounts, which may include other variable annuities offered, as of the dates shown.. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect
Accumulation Unit Values for each Contract. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of
Additional Information.

In addition, no Accumulation Unit Values are shown for Contracts with administrative expense charges of 0.30% which applies to Contracts purchased on or after January 1, 2005, and prior to October 17, 2005; effective October 17, 2005, and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

The Allstate Variable Annuity Contracts, the Allstate Variable Annuity-L Share Contracts and all available Benefit Options were first offered on May 1, 2003. All of the Variable Sub-Accounts shown below were first offered under the Contracts on May 1, 2003 except for the Invesco V.I. Mid Cap Core Equity Fund – Series II Sub-Account, FTVIP Franklin High
Income Securities – Class 2 Sub-Account, FTVIP Franklin Income Securities – Class 2 Sub-Account, FTVIP Mutual
Shares Securities – Class 2 Sub-Account, and FTVIP Templeton Foreign Securities – Class 2 Sub-Account, which were first offered under the Contracts on May 1, 2004; the AllianceBernstein VPS International Value – Class B Sub-
Account, the AllianceBernstein VPS Utility Income – Class B Sub-Account, the AllianceBernstein VPS Value – Class B
Sub-Account, the Fidelity VIP Contrafund – Service Class 2 Sub-Account, the Fidelity VIP Growth & Income – Service
Class 2 Sub-Account, the Fidelity VIP High Income – Service Class 2 Sub-Account, the Fidelity VIP Mid Cap – Service
Class 2 Sub-Account, the FTVIP Franklin Flex Cap Growth Securities – Class 2 Sub-Account, the FTVIP Mutual Global
Discovery Securities Fund – Class 2 Sub-Account, the Goldman Sachs VIT Structured Small Cap Equity Sub-Account,
the Goldman Sachs VIT Structured U.S. Equity Sub-Account, the Goldman Sachs VIT Large Cap Value Fund Sub-
Account, the Goldman Sachs VIT Mid Cap Value Sub-Account and the Putnam VT New Value – Class IB Sub-Account
which were first offered under the Contracts on April 30, 2005;the Invesco V.I. Core Equity – Series II Sub-Account,
the Fidelity VIP Money Market – Service Class 2 Sub-Account, the PIMCO CommodityRealReturn Strategy – Advisor
Shares Sub-Account, PIMCO Emerging Markets Bond – Advisor Shares Sub-Account, PIMCO Real Return – Advisor
Shares Sub-Account, PIMCO Total Return – Advisor Shares Sub-Account and the Invesco Van Kampen V.I.
International Growth Equity Fund – Series II Sub-Account which were first offered under the Contracts on May 1, 2006;
the Putnam VT Equity Income Fund – Class IB Sub-Account which was first offered under the Contracts on
February 13, 2009; and the Invesco V.I. International Growth Fund – Series II Sub-Account, the Invesco Van Kampen V.I.
Equity and Income Fund – Series II Sub-Account and the Invesco V.I. Global Core Equity Fund – Series II Sub-Account
which were first offered under the Contracts on April 29, 2011; and the Putnam VT Growth Opportunities Fund-Class IB which was first offered under the contracts on November 18, 2016.

The name, of the following Sub-Accounts changed since December 31, 2016. The names shown in the tables of
Accumulation Units correspond to the names of the Sub-Accounts as of December 31, 2016:

Sub-Account Name as of December 31, 2016 (as appears in the following tables of Accumulation Unit Values)	Sub-Account Name on/about May 1, 2017
UIF Emerging Markets Debt Portfolio, Class II	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Debt Portfolio, Class II
UIF Emerging Markets Equity Portfolio, Class II	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity Portfolio, Class II
UIF Global Franchise Portfolio, Class II	Morgan Stanley Variable Insurance Fund, Inc. Global Franchise Portfolio, Class II
UIF Global Infrastructure Portfolio, Class II	Morgan Stanley Variable Insurance Fund, Inc. Global Infrastructure Portfolio, Class II
UIF Global Strategist Portfolio, Class II	Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio, Class II
UIF Growth Portfolio, Class II	Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio, Class II
UIF Mid Cap Growth Portfolio, Class II	Morgan Stanley Variable Insurance Fund, Inc. Mid Cap Growth Portfolio, Class II
UIF U.S. Real Estate Portfolio, Class II	Morgan Stanley Variable Insurance Fund, Inc. U.S. Real Estate Portfolio, Class II

ALLSTATE VARIABLE ANNUITY - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*
Basic Contract
Mortality & Expense = 1.1

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$16.118	$16.682	336,404
	2008	$16.682	$9.766	303,800
	2009	$9.766	$11.601	269,512
	2010	$11.601	$12.917	234,256
	2011	$12.917	$13.525	156,985
	2012	$13.525	$15.652	120,487
	2013	$15.652	$20.795	92,701
	2014	$20.795	$22.434	65,383
	2015	$22.434	$22.460	56,950
	2016	$22.460	$24.626	41,452
AB VPS Growth Portfolio - Class B
	2007	$15.157	$16.855	356,669
	2008	$16.855	$9.550	305,855
	2009	$9.550	$12.525	289,591
	2010	$12.525	$14.193	243,621
	2011	$14.193	$14.146	200,172
	2012	$14.146	$15.859	158,132
	2013	$15.859	$20.934	108,680
	2014	$20.934	$23.343	88,098
	2015	$23.343	$25.074	75,385
	2016	$25.074	$24.962	53,924
AB VPS International Value Portfolio - Class B
	2007	$15.875	$16.544	645,090
	2008	$16.544	$7.629	670,721
	2009	$7.629	$10.118	567,122
	2010	$10.118	$10.417	530,629
	2011	$10.417	$8.284	501,353
	2012	$8.284	$9.337	410,187
	2013	$9.337	$11.312	267,416
	2014	$11.312	$10.445	215,242
	2015	$10.445	$10.558	167,106
	2016	$10.558	$10.339	140,306
AB VPS Large Cap Growth Portfolio - Class B
	2007	$13.688	$15.350	109,489
	2008	$15.350	$9.118	91,770
	2009	$9.118	$12.341	77,990
	2010	$12.341	$13.379	53,765
	2011	$13.379	$12.775	40,933
	2012	$12.775	$14.642	33,944
	2013	$14.642	$19.801	28,873
	2014	$19.801	$22.251	24,389
	2015	$22.251	$24.348	21,376
	2016	$24.348	$24.601	12,769

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Small/Mid Cap Value Portfolio - Class B
	2007	$19.026	$19.066	377,632
	2008	$19.066	$12.092	342,681
	2009	$12.092	$17.028	285,949
	2010	$17.028	$21.278	246,911
	2011	$21.278	$19.193	187,137
	2012	$19.193	$22.444	140,237
	2013	$22.444	$30.492	99,926
	2014	$30.492	$32.792	83,119
	2015	$32.792	$30.526	68,296
	2016	$30.526	$37.604	57,078
AB VPS Value Portfolio - Class B
	2007	$12.852	$12.157	92,965
	2008	$12.157	$7.078	73,569
	2009	$7.078	$8.456	67,766
	2010	$8.456	$9.301	55,429
	2011	$9.301	$8.834	48,835
	2012	$8.834	$10.075	28,973
	2013	$10.075	$13.574	10,514
	2014	$13.574	$14.843	7,672
	2015	$14.843	$13.601	5,396
	2016	$13.601	$14.942	3,975
AllianceBernstein VPS Utility Income Portfolio - Class B
	2007	$13.383	$16.121	86,127
	2008	$16.121	$10.064	59,080
	2009	$10.064	$10.904	0
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2007	$13.108	$15.177	953,870
	2008	$15.177	$8.586	906,812
	2009	$8.586	$11.481	842,828
	2010	$11.481	$13.251	782,880
	2011	$13.251	$12.716	577,610
	2012	$12.716	$14.578	525,027
	2013	$14.578	$18.844	310,655
	2014	$18.844	$20.768	197,523
	2015	$20.768	$20.586	143,026
	2016	$20.586	$21.892	109,474
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2007	$10.235	$10.603	159,940
	2008	$10.603	$10.755	520,911
	2009	$10.755	$10.667	464,222
	2010	$10.667	$10.537	375,839
	2011	$10.537	$10.403	315,165
	2012	$10.403	$10.269	271,519
	2013	$10.269	$10.138	228,872
	2014	$10.138	$10.008	201,210
	2015	$10.008	$9.880	134,789
	2016	$9.880	$9.754	372,003

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth & Income Portfolio - Service Class 2
	2007	$12.382	$13.670	244,669
	2008	$13.670	$7.840	250,198
	2009	$7.840	$9.830	230,522
	2010	$9.830	$11.114	221,910
	2011	$11.114	$11.120	191,412
	2012	$11.120	$12.980	157,595
	2013	$12.980	$17.072	103,004
	2014	$17.072	$18.575	70,143
	2015	$18.575	$17.870	52,215
	2016	$17.870	$20.429	40,090
Fidelity VIP High Income Portfolio - Service Class 2
	2007	$11.506	$11.645	234,374
	2008	$11.645	$8.605	210,481
	2009	$8.605	$12.186	179,059
	2010	$12.186	$13.673	158,631
	2011	$13.673	$13.999	135,359
	2012	$13.999	$15.749	102,536
	2013	$15.749	$16.431	79,604
	2014	$16.431	$16.366	50,882
	2015	$16.366	$15.530	41,174
	2016	$15.530	$17.503	24,428
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2007	$13.466	$15.330	369,677
	2008	$15.330	$9.139	324,260
	2009	$9.139	$12.607	321,406
	2010	$12.607	$16.000	308,116
	2011	$16.000	$14.080	206,809
	2012	$14.080	$15.921	169,812
	2013	$15.921	$21.353	122,323
	2014	$21.353	$22.349	50,564
	2015	$22.349	$21.702	39,388
	2016	$21.702	$23.977	32,773
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
	2007	$11.608	$13.099	92,942
	2008	$13.099	$8.364	90,854
	2009	$8.364	$10.978	87,018
	2010	$10.978	$12.591	86,487
	2011	$12.591	$11.832	84,137
	2012	$11.832	$12.761	57,261
	2013	$12.761	$17.318	31,809
	2014	$17.318	$18.138	17,525
	2015	$18.138	$18.686	15,142
	2016	$18.686	$17.913	11,252
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.800	$11.963	173,502
	2008	$11.963	$9.048	157,840
	2009	$9.048	$12.745	126,761
	2010	$12.745	$14.248	120,554
	2011	$14.248	$14.706	78,938
	2012	$14.706	$16.775	59,491
	2013	$16.775	$17.855	50,520
	2014	$17.855	$17.620	41,318
	2015	$17.620	$15.806	36,070
	2016	$15.806	$18.247	34,169

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$13.185	$13.503	885,514
	2008	$13.503	$9.376	810,005
	2009	$9.376	$12.550	729,159
	2010	$12.550	$13.958	645,367
	2011	$13.958	$14.107	535,353
	2012	$14.107	$15.686	383,121
	2013	$15.686	$17.642	276,618
	2014	$17.642	$18.219	215,042
	2015	$18.219	$16.715	147,842
	2016	$16.715	$18.814	142,561
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2007	$13.854	$15.294	183,230
	2008	$15.294	$10.801	172,918
	2009	$10.801	$13.148	162,316
	2010	$13.148	$14.530	159,207
	2011	$14.530	$13.919	143,035
	2012	$13.919	$15.574	89,435
	2013	$15.574	$19.618	49,948
	2014	$19.618	$20.471	38,730
	2015	$20.471	$19.469	36,927
	2016	$19.469	$21.559	32,813
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.995	$14.294	445,687
	2008	$14.294	$8.874	404,303
	2009	$8.874	$11.041	333,595
	2010	$11.041	$12.119	277,117
	2011	$12.119	$11.838	237,390
	2012	$11.838	$13.349	172,382
	2013	$13.349	$16.901	130,791
	2014	$16.901	$17.871	89,772
	2015	$17.871	$16.770	59,137
	2016	$16.770	$19.213	50,295
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$15.049	$17.150	745,295
	2008	$17.150	$10.093	641,464
	2009	$10.093	$13.653	575,128
	2010	$13.653	$14.610	506,308
	2011	$14.610	$12.888	453,275
	2012	$12.888	$15.041	322,679
	2013	$15.041	$18.258	242,191
	2014	$18.258	$16.016	198,210
	2015	$16.016	$14.783	150,800
	2016	$14.783	$15.640	118,072
Goldman Sachs VIT Large Cap Value Fund - Institutional
	2007	$12.766	$12.633	161,324
	2008	$12.633	$8.266	137,300
	2009	$8.266	$9.654	160,660
	2010	$9.654	$10.596	115,320
	2011	$10.596	$9.722	106,309
	2012	$9.722	$11.432	84,725
	2013	$11.432	$15.035	53,862
	2014	$15.035	$16.761	42,298
	2015	$16.761	$15.815	35,707
	2016	$15.815	$17.419	28,784

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2007	$13.074	$13.247	203,257
	2008	$13.247	$8.275	163,375
	2009	$8.275	$10.876	148,557
	2010	$10.876	$13.420	128,149
	2011	$13.420	$12.403	111,768
	2012	$12.403	$14.503	88,862
	2013	$14.503	$19.025	50,158
	2014	$19.025	$21.328	39,911
	2015	$21.328	$19.107	37,533
	2016	$19.107	$21.413	31,783
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional
	2007	$12.598	$10.356	463,960
	2008	$10.356	$6.763	422,890
	2009	$6.763	$8.523	384,856
	2010	$8.523	$10.948	336,667
	2011	$10.948	$10.879	278,687
	2012	$10.879	$12.117	222,764
	2013	$12.117	$16.221	174,494
	2014	$16.221	$17.121	68,791
	2015	$17.121	$16.541	50,641
	2016	$16.541	$20.116	36,527
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
	2007	$12.587	$12.132	262,920
	2008	$12.132	$7.600	251,425
	2009	$7.600	$9.089	221,142
	2010	$9.089	$10.124	201,152
	2011	$10.124	$10.398	171,843
	2012	$10.398	$11.747	143,631
	2013	$11.747	$15.946	88,619
	2014	$15.946	$18.316	58,938
	2015	$18.316	$18.045	42,908
	2016	$18.045	$19.724	33,940
Invesco V.I. American Franchise Fund - Series II
	2007	$13.448	$15.483	157,178
	2008	$15.483	$7.777	145,869
	2009	$7.777	$12.715	140,339
	2010	$12.715	$15.007	122,371
	2011	$15.007	$13.867	98,771
	2012	$13.867	$15.522	92,509
	2013	$15.522	$21.419	82,131
	2014	$21.419	$22.870	67,255
	2015	$22.870	$23.647	55,206
	2016	$23.647	$23.813	48,003
Invesco V.I. American Value Fund - Series II
	2007	$19.981	$21.249	569,614
	2008	$21.249	$12.287	535,515
	2009	$12.287	$16.878	440,565
	2010	$16.878	$20.356	359,531
	2011	$20.356	$20.260	293,048
	2012	$20.260	$23.412	218,660
	2013	$23.412	$30.953	162,452
	2014	$30.953	$33.449	129,926
	2015	$33.449	$29.927	112,276
	2016	$29.927	$34.038	89,559

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Capital Appreciation - Series II
	2007	$14.449	$15.935	62,808
	2008	$15.935	$9.024	55,950
	2009	$9.024	$10.753	53,464
	2010	$10.753	$12.229	46,413
	2011	$12.229	$11.092	41,810
	2012	$11.092	$12.739	0
Invesco V.I. Comstock Fund - Series II
	2007	$17.092	$16.478	1,899,584
	2008	$16.478	$10.442	1,630,400
	2009	$10.442	$13.235	1,426,710
	2010	$13.235	$15.115	1,220,309
	2011	$15.115	$14.606	1,021,451
	2012	$14.606	$17.145	746,490
	2013	$17.145	$22.958	579,967
	2014	$22.958	$24.724	445,387
	2015	$24.724	$22.894	354,904
	2016	$22.894	$26.438	281,629
Invesco V.I. Core Equity Fund - Series II
	2007	$10.804	$11.504	52,025
	2008	$11.504	$7.913	49,165
	2009	$7.913	$9.996	44,333
	2010	$9.996	$10.780	40,181
	2011	$10.780	$10.610	39,159
	2012	$10.610	$11.898	23,407
	2013	$11.898	$15.143	20,945
	2014	$15.143	$16.121	17,897
	2015	$16.121	$14.958	16,941
	2016	$14.958	$16.245	14,665
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$14.900	$15.280	433,504
	2008	$15.280	$9.584	394,305
	2009	$9.584	$11.725	311,712
	2010	$11.725	$12.754	273,597
	2011	$12.754	$12.582	206,876
	2012	$12.582	$14.701	149,052
	2013	$14.701	$18.976	121,281
	2014	$18.976	$21.079	105,288
	2015	$21.079	$21.185	91,812
	2016	$21.185	$23.953	69,196
Invesco V.I. Equity and Income Fund - Series II
	2007	$15.070	$15.374	463,892
	2008	$15.374	$11.734	366,052
	2009	$11.734	$14.187	339,381
	2010	$14.187	$15.689	287,074
	2011	$15.689	$15.286	283,842
	2012	$15.286	$16.957	204,049
	2013	$16.957	$20.904	139,771
	2014	$20.904	$22.444	115,105
	2015	$22.444	$21.581	96,295
	2016	$21.581	$24.464	84,620

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$12.554	127,266
	2012	$12.554	$14.053	97,661
	2013	$14.053	$16.959	84,934
	2014	$16.959	$16.821	67,450
	2015	$16.821	$16.330	57,860
	2016	$16.330	$17.169	48,170
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$18.468	$19.462	274,405
	2008	$19.462	$11.317	240,021
	2009	$11.317	$12.972	199,739
	2010	$12.972	$14.326	177,987
	2011	$14.326	$15.462	0
Invesco V.I. Growth and Income Fund - Series II
	2007	$17.352	$17.559	900,886
	2008	$17.559	$11.750	780,887
	2009	$11.750	$14.394	719,108
	2010	$14.394	$15.941	593,027
	2011	$15.941	$15.380	500,922
	2012	$15.380	$17.359	362,479
	2013	$17.359	$22.922	277,198
	2014	$22.922	$24.881	221,162
	2015	$24.881	$23.746	189,802
	2016	$23.746	$27.995	164,137
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$19.631	36,666
	2014	$19.631	$19.685	32,102
	2015	$19.685	$18.776	24,640
	2016	$18.776	$20.542	21,073
Invesco V.I. High Yield Securities Fund - Series II
	2007	$13.268	$13.607	142,464
	2008	$13.607	$10.315	111,487
	2009	$10.315	$14.690	90,257
	2010	$14.690	$15.944	74,319
	2011	$15.944	$15.999	58,774
	2012	$15.999	$18.715	43,280
	2013	$18.715	$19.315	0
Invesco V.I. Income Builder Fund - Series II
	2007	$15.108	$15.339	84,148
	2008	$15.339	$11.137	66,790
	2009	$11.137	$13.731	59,867
	2010	$13.731	$15.199	48,617
	2011	$15.199	$16.184	0
Invesco V.I. International Growth Fund - Series II
	2011	$10.000	$8.279	200,401
	2012	$8.279	$9.419	195,048
	2013	$9.419	$11.038	171,400
	2014	$11.038	$10.905	26,907
	2015	$10.905	$10.483	34,678
	2016	$10.483	$10.276	27,637

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2007	$12.559	$13.547	66,771
	2008	$13.547	$9.537	63,651
	2009	$9.537	$12.224	58,380
	2010	$12.224	$13.729	53,132
	2011	$13.729	$12.671	44,645
	2012	$12.671	$13.835	21,254
	2013	$13.835	$17.544	16,562
	2014	$17.544	$18.040	9,157
	2015	$18.040	$17.045	6,037
	2016	$17.045	$19.040	5,486
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$16.573	$19.237	81,088
	2008	$19.237	$10.095	75,417
	2009	$10.095	$15.583	70,514
	2010	$15.583	$19.577	54,925
	2011	$19.577	$17.516	48,586
	2012	$17.516	$19.300	32,738
	2013	$19.300	$26.025	26,423
	2014	$26.025	$27.665	16,486
	2015	$27.665	$27.592	14,329
	2016	$27.592	$27.393	11,283
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$15.462	$16.026	1,151,976
	2008	$16.026	$9.923	1,135,623
	2009	$9.923	$12.348	1,011,779
	2010	$12.348	$13.967	900,102
	2011	$13.967	$13.999	620,524
	2012	$13.999	$15.961	493,120
	2013	$15.961	$20.727	350,780
	2014	$20.727	$23.111	267,212
	2015	$23.111	$22.990	261,045
	2016	$22.990	$25.235	174,628
Invesco V.I. Value Opportunities Fund - Series II
	2007	$16.404	$16.412	160,793
	2008	$16.412	$7.791	177,479
	2009	$7.791	$11.363	148,519
	2010	$11.363	$11.995	127,880
	2011	$11.995	$11.439	105,881
	2012	$11.439	$13.284	73,457
	2013	$13.284	$17.476	55,614
	2014	$17.476	$18.352	46,242
	2015	$18.352	$16.185	37,402
	2016	$16.185	$18.840	29,943
Invesco Van Kampen V.I. International Growth Equity Fund - Series II
	2007	$10.761	$12.136	72,239
	2008	$12.136	$6.166	96,162
	2009	$6.166	$8.311	86,149
	2010	$8.311	$9.016	84,235
	2011	$9.016	$9.828	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$18.270	$21.647	86,092
	2008	$21.647	$14.221	80,258
	2009	$14.221	$16.681	44,277
	2010	$16.681	$17.576	41,418
	2011	$17.576	$20.095	33,660
	2012	$20.095	$23.492	19,773
	2013	$23.492	$27.257	16,794
	2014	$27.257	$28.855	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$17.484	$20.603	35,654
	2008	$20.603	$10.372	34,174
	2009	$10.372	$17.308	37,731
	2010	$17.308	$21.481	25,726
	2011	$21.481	$19.594	20,965
	2012	$19.594	$21.587	16,935
	2013	$21.587	$22.928	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$19.322	$21.998	81,637
	2008	$21.998	$12.411	71,612
	2009	$12.411	$15.609	63,468
	2010	$15.609	$16.480	56,422
	2011	$16.480	$14.665	50,201
	2012	$14.665	$17.104	41,377
	2013	$17.104	$21.476	35,301
	2014	$21.476	$19.213	28,293
	2015	$19.213	$17.942	25,385
	2016	$17.942	$17.225	19,656
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$17.147	$19.748	13,437
	2008	$19.748	$10.924	12,351
	2009	$10.924	$10.445	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$11.315	$11.808	2,527,529
	2008	$11.808	$10.594	1,986,494
	2009	$10.594	$12.789	1,790,282
	2010	$12.789	$13.761	1,572,045
	2011	$13.761	$14.224	1,319,372
	2012	$14.224	$15.981	1,060,499
	2013	$15.981	$15.903	840,679
	2014	$15.903	$16.859	608,724
	2015	$16.859	$16.272	469,419
	2016	$16.272	$17.136	362,258
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$10.295	$10.446	951,430
	2008	$10.446	$8.742	779,527
	2009	$8.742	$9.109	716,650
	2010	$9.109	$9.191	583,997
	2011	$9.191	$9.295	445,327
	2012	$9.295	$9.454	353,553
	2013	$9.454	$9.341	311,659
	2014	$9.341	$9.298	275,537
	2015	$9.298	$9.149	225,347
	2016	$9.149	$9.465	171,414

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$10.289	$10.629	1,227,382
	2008	$10.629	$10.723	1,158,126
	2009	$10.723	$10.586	1,026,288
	2010	$10.586	$10.450	858,610
	2011	$10.450	$10.317	675,122
	2012	$10.317	$10.185	549,485
	2013	$10.185	$10.054	414,508
	2014	$10.054	$9.925	355,372
	2015	$9.925	$9.798	290,955
	2016	$9.798	$9.757	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$15.526	$18.273	433,093
	2008	$18.273	$9.425	414,460
	2009	$9.425	$15.895	310,698
	2010	$15.895	$19.993	279,782
	2011	$19.993	$18.361	250,814
	2012	$18.361	$20.316	195,345
	2013	$20.316	$30.155	164,580
	2014	$30.155	$31.387	106,144
	2015	$31.387	$33.565	93,990
	2016	$33.565	$31.925	76,715
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$15.805	$16.907	283,081
	2008	$16.907	$12.650	228,394
	2009	$12.650	$14.914	237,057
	2010	$14.914	$15.678	224,263
	2011	$15.678	$14.218	165,645
	2012	$14.218	$14.971	140,330
	2013	$14.971	$15.951	0
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
	2007	$9.517	$11.567	50,173
	2008	$11.567	$6.411	51,624
	2009	$6.411	$8.961	76,870
	2010	$8.961	$10.991	85,668
	2011	$10.991	$10.031	121,676
	2012	$10.031	$10.408	99,352
	2013	$10.408	$8.762	81,838
	2014	$8.762	$7.039	34,884
	2015	$7.039	$5.165	28,265
	2016	$5.165	$5.857	25,198

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
	2007	$10.732	$11.200	13,492
	2008	$11.200	$9.434	13,090
	2009	$9.434	$12.149	20,723
	2010	$12.149	$13.438	21,287
	2011	$13.438	$14.090	18,978
	2012	$14.090	$16.376	16,314
	2013	$16.376	$15.027	12,651
	2014	$15.027	$15.041	8,676
	2015	$15.041	$14.500	7,623
	2016	$14.500	$16.202	7,030
PIMCO Real Return Portfolio - Advisor Shares
	2007	$10.146	$11.073	71,055
	2008	$11.073	$10.151	126,069
	2009	$10.151	$11.851	203,245
	2010	$11.851	$12.635	181,438
	2011	$12.635	$13.914	152,768
	2012	$13.914	$14.922	158,204
	2013	$14.922	$13.358	82,265
	2014	$13.358	$13.580	55,058
	2015	$13.580	$13.029	48,941
	2016	$13.029	$13.516	43,432
PIMCO Total Return Portfolio - Advisor Shares
	2007	$10.329	$11.077	456,710
	2008	$11.077	$11.450	458,173
	2009	$11.450	$12.880	652,330
	2010	$12.880	$13.732	598,564
	2011	$13.732	$14.031	540,321
	2012	$14.031	$15.164	478,520
	2013	$15.164	$14.660	340,323
	2014	$14.660	$15.075	201,731
	2015	$15.075	$14.933	184,169
	2016	$14.933	$15.120	168,188
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$8.191	321,699
	2010	$8.191	$9.104	293,986
	2011	$9.104	$9.160	267,769
	2012	$9.160	$10.787	238,521
	2013	$10.787	$14.099	195,644
	2014	$14.099	$15.679	60,047
	2015	$15.679	$15.006	48,417
	2016	$15.006	$16.834	40,200
Putnam VT George Putnam Balanced Fund - Class IB
	2007	$13.740	$13.692	92,913
	2008	$13.692	$8.011	71,820
	2009	$8.011	$9.934	65,216
	2010	$9.934	$10.868	58,715
	2011	$10.868	$11.025	56,562
	2012	$11.025	$12.247	46,089
	2013	$12.247	$14.276	34,915
	2014	$14.276	$15.597	37,237
	2015	$15.597	$15.222	33,034
	2016	$15.222	$16.229	28,592

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2007	$16.057	$14.892	74,546
	2008	$14.892	$9.011	72,093
	2009	$9.011	$11.547	54,941
	2010	$11.547	$13.037	42,887
	2011	$13.037	$12.272	32,445
	2012	$12.272	$14.431	28,251
	2013	$14.431	$19.327	22,294
	2014	$19.327	$21.125	20,014
	2015	$21.125	$19.283	16,251
	2016	$19.283	$21.894	11,359
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.058	65,143
Putnam VT International Equity Fund - Class IB
	2007	$20.321	$21.736	222,845
	2008	$21.736	$12.025	193,760
	2009	$12.025	$14.794	172,893
	2010	$14.794	$16.068	135,957
	2011	$16.068	$13.175	103,342
	2012	$13.175	$15.855	67,143
	2013	$15.855	$20.043	54,001
	2014	$20.043	$18.444	37,560
	2015	$18.444	$18.231	31,232
	2016	$18.231	$17.555	27,101
Putnam VT Investors Fund - Class IB
	2007	$16.364	$15.317	3,106
	2008	$15.317	$9.140	2,276
	2009	$9.140	$11.803	2,256
	2010	$11.803	$13.273	2,240
	2011	$13.273	$13.108	2,481
	2012	$13.108	$15.116	2,212
	2013	$15.116	$20.161	0
	2014	$20.161	$22.670	0
	2015	$22.670	$21.890	0
	2016	$21.890	$24.213	0
Putnam VT New Value Fund - Class IB
	2007	$12.538	$11.770	355,677
	2008	$11.770	$6.418	365,722
	2009	$6.418	$6.045	0
Putnam VT Voyager Fund - Class IB
	2007	$13.230	$13.780	155,642
	2008	$13.780	$8.565	145,665
	2009	$8.565	$13.856	135,902
	2010	$13.856	$16.522	110,339
	2011	$16.522	$13.398	82,424
	2012	$13.398	$15.107	62,350
	2013	$15.107	$21.432	54,925
	2014	$21.432	$23.213	42,169
	2015	$23.213	$21.512	40,510
	2016	$21.512	$21.659	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Debt Portfolio, Class II
	2007	$14.891	$15.638	147,971
	2008	$15.638	$13.124	121,506
	2009	$13.124	$16.856	109,210
	2010	$16.856	$18.259	88,226
	2011	$18.259	$19.265	64,103
	2012	$19.265	$22.415	41,952
	2013	$22.415	$20.189	37,494
	2014	$20.189	$20.504	29,106
	2015	$20.504	$20.002	26,757
	2016	$20.002	$21.834	19,110
UIF Emerging Markets Equity Portfolio, Class II
	2007	$32.371	$44.878	201,793
	2008	$44.878	$19.162	160,087
	2009	$19.162	$32.178	142,501
	2010	$32.178	$37.782	115,955
	2011	$37.782	$30.494	106,196
	2012	$30.494	$36.071	83,613
	2013	$36.071	$35.213	68,534
	2014	$35.213	$33.176	46,571
	2015	$33.176	$29.241	41,105
	2016	$29.241	$30.776	35,106
UIF Global Franchise Portfolio, Class II
	2007	$18.080	$19.591	683,552
	2008	$19.591	$13.741	578,764
	2009	$13.741	$17.574	497,576
	2010	$17.574	$19.784	418,112
	2011	$19.784	$21.297	369,041
	2012	$21.297	$24.299	288,301
	2013	$24.299	$28.702	194,680
	2014	$28.702	$29.609	139,847
	2015	$29.609	$31.040	112,219
	2016	$31.040	$32.301	90,995
UIF Global Infrastructure - Class II
	2014	$10.000	$31.018	16,255
	2015	$31.018	$26.366	9,285
	2016	$26.366	$29.922	7,718
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$17.425	114,273
	2014	$17.425	$17.543	98,698
	2015	$17.543	$16.186	82,146
	2016	$16.186	$16.856	72,956
UIF Growth Portfolio, Class II
	2007	$14.512	$17.427	199,929
	2008	$17.427	$8.713	135,126
	2009	$8.713	$14.203	117,702
	2010	$14.203	$17.191	99,028
	2011	$17.191	$16.453	77,957
	2012	$16.453	$18.523	68,667
	2013	$18.523	$27.010	63,435
	2014	$27.010	$28.285	31,389
	2015	$28.285	$31.261	23,677
	2016	$31.261	$30.266	19,229

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class II
	2007	$19.618	$23.743	294,553
	2008	$23.743	$12.464	267,442
	2009	$12.464	$19.361	207,754
	2010	$19.361	$25.279	163,878
	2011	$25.279	$23.163	126,912
	2012	$23.163	$24.805	96,494
	2013	$24.805	$33.663	72,600
	2014	$33.663	$33.840	49,885
	2015	$33.840	$31.403	40,270
	2016	$31.403	$28.258	34,436
UIF Small Company Growth Portfolio, Class II
	2007	$19.674	$19.994	135,433
	2008	$19.994	$11.755	122,362
	2009	$11.755	$17.016	104,428
	2010	$17.016	$21.258	81,572
	2011	$21.258	$19.156	68,574
	2012	$19.156	$21.689	53,087
	2013	$21.689	$36.680	44,980
	2014	$36.680	$31.188	29,210
	2015	$31.188	$27.771	22,411
	2016	$27.771	$28.960	17,925
UIF U.S. Real Estate Portfolio, Class II
	2007	$26.896	$21.962	330,940
	2008	$21.962	$13.428	286,772
	2009	$13.428	$17.032	246,512
	2010	$17.032	$21.776	199,546
	2011	$21.776	$22.713	171,972
	2012	$22.713	$25.921	130,073
	2013	$25.921	$26.035	112,478
	2014	$26.035	$33.262	65,108
	2015	$33.262	$33.464	47,455
	2016	$33.464	$35.197	37,548
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.10% and an administration expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*
With the MAV Death Benefit Option, the Enhanced Beneficiary Protection Option and the Earnings Protection Death Benefit Option (age 71-79)
Mortality & Expense = 2.0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$15.586	$15.984	24,486
	2008	$15.984	$9.271	20,315
	2009	$9.271	$10.914	12,376
	2010	$10.914	$12.041	11,728
	2011	$12.041	$12.493	5,973
	2012	$12.493	$14.326	5,447
	2013	$14.326	$18.859	2,373
	2014	$18.859	$20.160	2,106
	2015	$20.160	$20.000	1,892
	2016	$20.000	$21.729	1,646
AB VPS Growth Portfolio - Class B
	2007	$14.657	$16.149	6,783
	2008	$16.149	$9.067	6,959
	2009	$9.067	$11.783	5,803
	2010	$11.783	$13.230	4,467
	2011	$13.230	$13.067	4,037
	2012	$13.067	$14.515	0
	2013	$14.515	$18.986	0
	2014	$18.986	$20.977	0
	2015	$20.977	$22.327	0
	2016	$22.327	$22.026	0
AB VPS International Value Portfolio - Class B
	2007	$15.635	$16.144	11,918
	2008	$16.144	$7.376	15,561
	2009	$7.376	$9.694	16,226
	2010	$9.694	$9.889	17,324
	2011	$9.889	$7.793	20,046
	2012	$7.793	$8.703	4,541
	2013	$8.703	$10.448	4,351
	2014	$10.448	$9.559	3,135
	2015	$9.559	$9.574	2,987
	2016	$9.574	$9.290	3,243
AB VPS Large Cap Growth Portfolio - Class B
	2007	$13.237	$14.708	11,262
	2008	$14.708	$8.657	11,026
	2009	$8.657	$11.609	11,026
	2010	$11.609	$12.472	9,603
	2011	$12.472	$11.800	5,377
	2012	$11.800	$13.401	43
	2013	$13.401	$17.958	40
	2014	$17.958	$19.996	37
	2015	$19.996	$21.681	34
	2016	$21.681	$21.707	31

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Small/Mid Cap Value Portfolio - Class B
	2007	$18.399	$18.269	5,854
	2008	$18.269	$11.481	4,030
	2009	$11.481	$16.019	2,222
	2010	$16.019	$19.835	1,769
	2011	$19.835	$17.729	908
	2012	$17.729	$20.542	639
	2013	$20.542	$27.654	639
	2014	$27.654	$29.468	0
	2015	$29.468	$27.182	0
	2016	$27.182	$33.180	0
AB VPS Value Portfolio - Class B
	2007	$12.657	$11.863	0
	2008	$11.863	$6.844	0
	2009	$6.844	$8.102	0
	2010	$8.102	$8.830	0
	2011	$8.830	$8.310	0
	2012	$8.310	$9.391	0
	2013	$9.391	$12.537	0
	2014	$12.537	$13.584	0
	2015	$13.584	$12.334	0
	2016	$12.334	$13.427	0
AllianceBernstein VPS Utility Income Portfolio - Class B
	2007	$13.180	$15.732	273
	2008	$15.732	$9.731	1,452
	2009	$9.731	$10.473	0
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2007	$12.910	$14.810	5,944
	2008	$14.810	$8.301	3,333
	2009	$8.301	$10.999	8,133
	2010	$10.999	$12.580	3,549
	2011	$12.580	$11.962	3,089
	2012	$11.962	$13.588	1,086
	2013	$13.588	$17.405	796
	2014	$17.405	$19.007	776
	2015	$19.007	$18.668	747
	2016	$18.668	$19.672	737
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2007	$10.172	$10.441	4,439
	2008	$10.441	$10.495	8,295
	2009	$10.495	$10.314	18,960
	2010	$10.314	$10.095	5,453
	2011	$10.095	$9.876	5,278
	2012	$9.876	$9.660	2,725
	2013	$9.660	$9.449	2,477
	2014	$9.449	$9.243	2,431
	2015	$9.243	$9.042	2,236
	2016	$9.042	$8.846	3,814

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth & Income Portfolio - Service Class 2
	2007	$12.194	$13.340	6,674
	2008	$13.340	$7.580	7,366
	2009	$7.580	$9.417	6,626
	2010	$9.417	$10.551	6,679
	2011	$10.551	$10.461	6,437
	2012	$10.461	$12.098	1,674
	2013	$12.098	$15.768	1,345
	2014	$15.768	$17.000	1,253
	2015	$17.000	$16.206	1,253
	2016	$16.206	$18.358	1,175
Fidelity VIP High Income Portfolio - Service Class 2
	2007	$11.331	$11.364	1,883
	2008	$11.364	$8.320	764
	2009	$8.320	$11.675	459
	2010	$11.675	$12.981	449
	2011	$12.981	$13.169	427
	2012	$13.169	$14.680	429
	2013	$14.680	$15.177	482
	2014	$15.177	$14.979	506
	2015	$14.979	$14.084	510
	2016	$14.084	$15.729	486
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2007	$13.262	$14.959	251
	2008	$14.959	$8.836	1,649
	2009	$8.836	$12.078	2,487
	2010	$12.078	$15.190	196
	2011	$15.190	$13.245	176
	2012	$13.245	$14.841	157
	2013	$14.841	$19.723	0
	2014	$19.723	$20.454	0
	2015	$20.454	$19.681	0
	2016	$19.681	$21.546	0
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
	2007	$11.432	$12.782	5,150
	2008	$12.782	$8.087	5,196
	2009	$8.087	$10.518	5,010
	2010	$10.518	$11.953	4,872
	2011	$11.953	$11.130	4,980
	2012	$11.130	$11.895	0
	2013	$11.895	$15.995	0
	2014	$15.995	$16.600	0
	2015	$16.600	$16.945	0
	2016	$16.945	$16.096	0
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.515	$11.568	3,061
	2008	$11.568	$8.669	2,025
	2009	$8.669	$12.100	1,670
	2010	$12.100	$13.404	1,579
	2011	$13.404	$13.709	1,505
	2012	$13.709	$15.495	1,069
	2013	$15.495	$16.342	877
	2014	$16.342	$15.980	883
	2015	$15.980	$14.204	883
	2016	$14.204	$16.249	823

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$12.868	$13.057	1,492
	2008	$13.057	$8.984	1,577
	2009	$8.984	$11.915	3,077
	2010	$11.915	$13.131	2,990
	2011	$13.131	$13.150	2,778
	2012	$13.150	$14.489	1,313
	2013	$14.489	$16.147	694
	2014	$16.147	$16.523	609
	2015	$16.523	$15.021	527
	2016	$15.021	$16.753	442
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2007	$13.644	$14.925	3,586
	2008	$14.925	$10.444	3,182
	2009	$10.444	$12.597	1,348
	2010	$12.597	$13.794	1,262
	2011	$13.794	$13.094	1,169
	2012	$13.094	$14.517	0
	2013	$14.517	$18.120	0
	2014	$18.120	$18.735	0
	2015	$18.735	$17.656	0
	2016	$17.656	$19.373	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.658	$13.822	8,002
	2008	$13.822	$8.502	7,984
	2009	$8.502	$10.482	2,974
	2010	$10.482	$11.401	2,980
	2011	$11.401	$11.035	2,826
	2012	$11.035	$12.330	832
	2013	$12.330	$15.469	586
	2014	$15.469	$16.208	568
	2015	$16.208	$15.070	571
	2016	$15.070	$17.108	534
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.686	$16.583	1,366
	2008	$16.583	$9.670	2,607
	2009	$9.670	$12.962	3,304
	2010	$12.962	$13.744	2,228
	2011	$13.744	$12.014	2,371
	2012	$12.014	$13.893	1,906
	2013	$13.893	$16.710	1,459
	2014	$16.710	$14.525	1,703
	2015	$14.525	$13.284	1,746
	2016	$13.284	$13.926	1,753
Goldman Sachs VIT Large Cap Value Fund - Institutional
	2007	$12.573	$12.327	551
	2008	$12.327	$7.992	538
	2009	$7.992	$9.249	573
	2010	$9.249	$10.060	579
	2011	$10.060	$9.146	615
	2012	$9.146	$10.656	591
	2013	$10.656	$13.887	529
	2014	$13.887	$15.340	489
	2015	$15.340	$14.342	498
	2016	$14.342	$15.653	488

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2007	$12.875	$12.926	0
	2008	$12.926	$8.001	0
	2009	$8.001	$10.420	0
	2010	$10.420	$12.740	0
	2011	$12.740	$11.667	0
	2012	$11.667	$13.519	0
	2013	$13.519	$17.572	0
	2014	$17.572	$19.520	0
	2015	$19.520	$17.327	0
	2016	$17.327	$19.242	0
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional
	2007	$12.407	$10.106	1,346
	2008	$10.106	$6.539	2,010
	2009	$6.539	$8.166	2,421
	2010	$8.166	$10.393	1,185
	2011	$10.393	$10.234	1,177
	2012	$10.234	$11.294	1,111
	2013	$11.294	$14.982	891
	2014	$14.982	$15.669	863
	2015	$15.669	$15.000	856
	2016	$15.000	$18.077	773
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
	2007	$12.397	$11.839	6,517
	2008	$11.839	$7.349	6,690
	2009	$7.349	$8.708	7,054
	2010	$8.708	$9.611	7,071
	2011	$9.611	$9.781	6,625
	2012	$9.781	$10.950	959
	2013	$10.950	$14.728	830
	2014	$14.728	$16.763	746
	2015	$16.763	$16.364	725
	2016	$16.364	$17.725	719
Invesco V.I. American Franchise Fund - Series II
	2007	$13.004	$14.835	4,090
	2008	$14.835	$7.383	2,959
	2009	$7.383	$11.962	1,813
	2010	$11.962	$13.989	0
	2011	$13.989	$12.809	0
	2012	$12.809	$14.206	0
	2013	$14.206	$19.425	0
	2014	$19.425	$20.552	0
	2015	$20.552	$21.056	0
	2016	$21.056	$21.012	0
Invesco V.I. American Value Fund - Series II
	2007	$19.322	$20.360	12,160
	2008	$20.360	$11.665	11,195
	2009	$11.665	$15.878	9,150
	2010	$15.878	$18.975	8,826
	2011	$18.975	$18.714	5,125
	2012	$18.714	$21.429	2,565
	2013	$21.429	$28.072	2,455
	2014	$28.072	$30.059	1,686
	2015	$30.059	$26.649	1,107
	2016	$26.649	$30.034	1,061

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Capital Appreciation - Series II
	2007	$13.972	$15.268	880
	2008	$15.268	$8.567	872
	2009	$8.567	$10.116	0
	2010	$10.116	$11.399	0
	2011	$11.399	$10.245	0
	2012	$10.245	$11.732	0
Invesco V.I. Comstock Fund - Series II
	2007	$16.529	$15.788	50,066
	2008	$15.788	$9.913	38,421
	2009	$9.913	$12.451	21,619
	2010	$12.451	$14.090	18,655
	2011	$14.090	$13.491	9,842
	2012	$13.491	$15.692	5,392
	2013	$15.692	$20.821	5,079
	2014	$20.821	$22.219	4,078
	2015	$22.219	$20.386	3,302
	2016	$20.386	$23.328	3,277
Invesco V.I. Core Equity Fund - Series II
	2007	$10.738	$11.329	8,588
	2008	$11.329	$7.721	8,530
	2009	$7.721	$9.665	8,483
	2010	$9.665	$10.328	8,437
	2011	$10.328	$10.072	405
	2012	$10.072	$11.192	388
	2013	$11.192	$14.115	366
	2014	$14.115	$14.889	325
	2015	$14.889	$13.689	301
	2016	$13.689	$14.731	277
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$14.408	$14.641	19,418
	2008	$14.641	$9.099	13,916
	2009	$9.099	$11.030	8,360
	2010	$11.030	$11.889	7,909
	2011	$11.889	$11.622	4,437
	2012	$11.622	$13.455	3,476
	2013	$13.455	$17.209	3,158
	2014	$17.209	$18.943	2,111
	2015	$18.943	$18.864	1,896
	2016	$18.864	$21.135	1,650
Invesco V.I. Equity and Income Fund - Series II
	2007	$14.573	$14.731	5,965
	2008	$14.731	$11.140	776
	2009	$11.140	$13.347	768
	2010	$13.347	$14.625	763
	2011	$14.625	$14.120	758
	2012	$14.120	$15.520	753
	2013	$15.520	$18.958	749
	2014	$18.958	$20.169	745
	2015	$20.169	$19.217	742
	2016	$19.217	$21.586	886

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$11.596	1,673
	2012	$11.596	$12.862	1,416
	2013	$12.862	$15.380	1,154
	2014	$15.380	$15.116	1,066
	2015	$15.116	$14.541	1,015
	2016	$14.541	$15.149	963
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$17.859	$18.647	11,536
	2008	$18.647	$10.745	11,196
	2009	$10.745	$12.203	7,090
	2010	$12.203	$13.354	6,673
	2011	$13.354	$14.370	0
Invesco V.I. Growth and Income Fund - Series II
	2007	$16.780	$16.825	29,153
	2008	$16.825	$11.155	9,573
	2009	$11.155	$13.541	6,001
	2010	$13.541	$14.860	5,552
	2011	$14.860	$14.206	4,995
	2012	$14.206	$15.888	4,302
	2013	$15.888	$20.788	3,864
	2014	$20.788	$22.359	2,757
	2015	$22.359	$21.145	1,173
	2016	$21.145	$24.701	790
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$17.804	0
	2014	$17.804	$17.691	0
	2015	$17.691	$16.720	0
	2016	$16.720	$18.126	0
Invesco V.I. High Yield Securities Fund - Series II
	2007	$12.830	$13.037	6,708
	2008	$13.037	$9.794	6,374
	2009	$9.794	$13.820	1,346
	2010	$13.820	$14.863	1,346
	2011	$14.863	$14.779	1,346
	2012	$14.779	$17.129	0
	2013	$17.129	$17.627	0
Invesco V.I. Income Builder Fund - Series II
	2007	$14.610	$14.697	4,876
	2008	$14.697	$10.574	4,428
	2009	$10.574	$12.917	0
	2010	$12.917	$14.168	0
	2011	$14.168	$15.042	0
Invesco V.I. International Growth Fund - Series II
	2011	$10.000	$7.860	10,076
	2012	$7.860	$8.860	0
	2013	$8.860	$10.288	0
	2014	$10.288	$10.072	0
	2015	$10.072	$9.593	0
	2016	$9.593	$9.318	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2007	$12.256	$13.099	0
	2008	$13.099	$9.137	0
	2009	$9.137	$11.605	0
	2010	$11.605	$12.915	0
	2011	$12.915	$11.811	0
	2012	$11.811	$12.779	0
	2013	$12.779	$16.057	0
	2014	$16.057	$16.360	0
	2015	$16.360	$15.317	0
	2016	$15.317	$16.954	0
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$16.027	$18.433	424
	2008	$18.433	$9.585	216
	2009	$9.585	$14.660	0
	2010	$14.660	$18.250	0
	2011	$18.250	$16.180	0
	2012	$16.180	$17.664	0
	2013	$17.664	$23.602	0
	2014	$23.602	$24.861	0
	2015	$24.861	$24.570	0
	2016	$24.570	$24.170	0
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$14.953	$15.355	28,701
	2008	$15.355	$9.421	28,554
	2009	$9.421	$11.617	26,320
	2010	$11.617	$13.020	26,155
	2011	$13.020	$12.931	8,009
	2012	$12.931	$14.609	1,548
	2013	$14.609	$18.798	1,298
	2014	$18.798	$20.768	1,216
	2015	$20.768	$20.471	1,179
	2016	$20.471	$22.267	915
Invesco V.I. Value Opportunities Fund - Series II
	2007	$15.863	$15.725	3,632
	2008	$15.725	$7.397	1,439
	2009	$7.397	$10.689	213
	2010	$10.689	$11.181	227
	2011	$11.181	$10.565	232
	2012	$10.565	$12.158	0
	2013	$12.158	$15.848	0
	2014	$15.848	$16.491	0
	2015	$16.491	$14.411	0
	2016	$14.411	$16.623	0
Invesco Van Kampen V.I. International Growth Equity Fund - Series II
	2007	$10.695	$11.951	7,868
	2008	$11.951	$6.017	9,863
	2009	$6.017	$8.036	9,439
	2010	$8.036	$8.638	9,658
	2011	$8.638	$9.388	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$17.668	$20.742	962
	2008	$20.742	$13.501	894
	2009	$13.501	$15.693	48
	2010	$15.693	$16.385	0
	2011	$16.385	$18.562	0
	2012	$18.562	$21.502	0
	2013	$21.502	$24.721	0
	2014	$24.721	$26.094	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$16.908	$19.741	951
	2008	$19.741	$9.847	951
	2009	$9.847	$16.283	762
	2010	$16.283	$20.024	762
	2011	$20.024	$18.099	762
	2012	$18.099	$19.758	762
	2013	$19.758	$20.924	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$18.685	$21.078	3,931
	2008	$21.078	$11.783	3,926
	2009	$11.783	$14.684	3,494
	2010	$14.684	$15.362	3,491
	2011	$15.362	$13.546	3,488
	2012	$13.546	$15.654	3,486
	2013	$15.654	$19.477	734
	2014	$19.477	$17.266	0
	2015	$17.266	$15.977	0
	2016	$15.977	$15.198	0
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$16.581	$18.922	0
	2008	$18.922	$10.371	0
	2009	$10.371	$9.888	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$10.942	$11.314	42,065
	2008	$11.314	$10.058	22,447
	2009	$10.058	$12.031	17,766
	2010	$12.031	$12.828	15,605
	2011	$12.828	$13.139	14,082
	2012	$13.139	$14.627	8,708
	2013	$14.627	$14.423	8,321
	2014	$14.423	$15.151	8,090
	2015	$15.151	$14.489	7,857
	2016	$14.489	$15.120	7,785
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$9.955	$10.008	21,727
	2008	$10.008	$8.300	18,154
	2009	$8.300	$8.569	1,103
	2010	$8.569	$8.567	1,072
	2011	$8.567	$8.586	1,044
	2012	$8.586	$8.653	1,017
	2013	$8.653	$8.472	994
	2014	$8.472	$8.356	972
	2015	$8.356	$8.147	950
	2016	$8.147	$8.351	660

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$9.950	$10.185	9,365
	2008	$10.185	$10.180	6,937
	2009	$10.180	$9.959	20,745
	2010	$9.959	$9.742	7,966
	2011	$9.742	$9.530	5,569
	2012	$9.530	$9.321	1,473
	2013	$9.321	$9.118	1,636
	2014	$9.118	$8.919	1,694
	2015	$8.919	$8.725	1,655
	2016	$8.725	$8.662	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$15.014	$17.509	19,501
	2008	$17.509	$8.948	10,965
	2009	$8.948	$14.953	10,337
	2010	$14.953	$18.637	8,454
	2011	$18.637	$16.960	7,847
	2012	$16.960	$18.594	6,836
	2013	$18.594	$27.348	4,126
	2014	$27.348	$28.206	2,845
	2015	$28.206	$29.888	2,485
	2016	$29.888	$28.169	2,230
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$15.284	$16.199	11,588
	2008	$16.199	$12.010	2,185
	2009	$12.010	$14.030	1,977
	2010	$14.030	$14.615	1,845
	2011	$14.615	$13.133	1,710
	2012	$13.133	$13.702	1,571
	2013	$13.702	$14.557	0
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
	2007	$9.458	$11.391	796
	2008	$11.391	$6.255	1,548
	2009	$6.255	$8.664	971
	2010	$8.664	$10.530	970
	2011	$10.530	$9.523	1,019
	2012	$9.523	$9.791	905
	2013	$9.791	$8.167	923
	2014	$8.167	$6.501	1,119
	2015	$6.501	$4.727	1,269
	2016	$4.727	$5.311	1,181
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
	2007	$10.666	$11.029	0
	2008	$11.029	$9.206	502
	2009	$9.206	$11.747	0
	2010	$11.747	$12.874	0
	2011	$12.874	$13.376	0
	2012	$13.376	$15.405	0
	2013	$15.405	$14.006	0
	2014	$14.006	$13.892	0
	2015	$13.892	$13.270	0
	2016	$13.270	$14.693	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Real Return Portfolio - Advisor Shares
	2007	$10.084	$10.905	416
	2008	$10.905	$9.905	5,427
	2009	$9.905	$11.459	4,137
	2010	$11.459	$12.105	806
	2011	$12.105	$13.210	729
	2012	$13.210	$14.037	667
	2013	$14.037	$12.451	639
	2014	$12.451	$12.543	612
	2015	$12.543	$11.924	566
	2016	$11.924	$12.258	537
PIMCO Total Return Portfolio - Advisor Shares
	2007	$10.265	$10.908	11,176
	2008	$10.908	$11.173	14,260
	2009	$11.173	$12.453	15,405
	2010	$12.453	$13.157	14,701
	2011	$13.157	$13.321	14,031
	2012	$13.321	$14.265	3,274
	2013	$14.265	$13.665	733
	2014	$13.665	$13.924	705
	2015	$13.924	$13.666	649
	2016	$13.666	$13.712	616
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$7.847	5,922
	2010	$7.847	$8.643	5,941
	2011	$8.643	$8.617	5,683
	2012	$8.617	$10.054	1,045
	2013	$10.054	$13.022	940
	2014	$13.022	$14.350	871
	2015	$14.350	$13.608	873
	2016	$13.608	$15.127	842
Putnam VT George Putnam Balanced Fund - Class IB
	2007	$13.287	$13.119	0
	2008	$13.119	$7.606	0
	2009	$7.606	$9.346	0
	2010	$9.346	$10.131	0
	2011	$10.131	$10.184	0
	2012	$10.184	$11.209	0
	2013	$11.209	$12.947	0
	2014	$12.947	$14.016	0
	2015	$14.016	$13.554	0
	2016	$13.554	$14.320	0
Putnam VT Growth and Income Fund - Class IB
	2007	$15.528	$14.269	5,977
	2008	$14.269	$8.555	4,752
	2009	$8.555	$10.863	2,431
	2010	$10.863	$12.152	2,163
	2011	$12.152	$11.335	1,889
	2012	$11.335	$13.208	1,607
	2013	$13.208	$17.528	1,350
	2014	$17.528	$18.984	1,198
	2015	$18.984	$17.171	1,050
	2016	$17.171	$19.318	869
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.048	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT International Equity Fund - Class IB
	2007	$19.651	$20.827	1,940
	2008	$20.827	$11.417	1,959
	2009	$11.417	$13.918	1,731
	2010	$13.918	$14.978	970
	2011	$14.978	$12.169	918
	2012	$12.169	$14.511	717
	2013	$14.511	$18.177	717
	2014	$18.177	$16.574	0
	2015	$16.574	$16.234	0
	2016	$16.234	$15.490	0
Putnam VT Investors Fund - Class IB
	2007	$15.825	$14.676	0
	2008	$14.676	$8.678	0
	2009	$8.678	$11.104	0
	2010	$11.104	$12.373	0
	2011	$12.373	$12.107	0
	2012	$12.107	$13.834	0
	2013	$13.834	$18.285	0
	2014	$18.285	$20.372	0
	2015	$20.372	$19.492	0
	2016	$19.492	$21.365	0
Putnam VT New Value Fund - Class IB
	2007	$12.348	$11.485	5,080
	2008	$11.485	$6.206	6,006
	2009	$6.206	$5.838	0
Putnam VT Voyager Fund - Class IB
	2007	$12.794	$13.203	201
	2008	$13.203	$8.131	217
	2009	$8.131	$13.035	174
	2010	$13.035	$15.402	164
	2011	$15.402	$12.376	198
	2012	$12.376	$13.827	0
	2013	$13.827	$19.437	0
	2014	$19.437	$20.860	0
	2015	$20.860	$19.156	0
	2016	$19.156	$19.131	0
UIF Emerging Markets Debt Portfolio, Class II
	2007	$14.400	$14.984	508
	2008	$14.984	$12.460	409
	2009	$12.460	$15.857	0
	2010	$15.857	$17.021	0
	2011	$17.021	$17.795	0
	2012	$17.795	$20.516	0
	2013	$20.516	$18.310	0
	2014	$18.310	$18.426	0
	2015	$18.426	$17.811	0
	2016	$17.811	$19.265	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class II
	2007	$31.304	$43.002	1,297
	2008	$43.002	$18.193	833
	2009	$18.193	$30.272	830
	2010	$30.272	$35.220	729
	2011	$35.220	$28.167	757
	2012	$28.167	$33.015	720
	2013	$33.015	$31.936	705
	2014	$31.936	$29.813	132
	2015	$29.813	$26.038	137
	2016	$26.038	$27.156	127
UIF Global Franchise Portfolio, Class II
	2007	$17.484	$18.771	11,242
	2008	$18.771	$13.046	8,277
	2009	$13.046	$16.533	6,919
	2010	$16.533	$18.443	4,966
	2011	$18.443	$19.672	3,004
	2012	$19.672	$22.240	2,545
	2013	$22.240	$26.031	2,453
	2014	$26.031	$26.609	2,342
	2015	$26.609	$27.640	946
	2016	$27.640	$28.502	944
UIF Global Infrastructure - Class II
	2014	$10.000	$27.875	0
	2015	$27.875	$23.478	0
	2016	$23.478	$26.403	0
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$15.803	1,444
	2014	$15.803	$15.765	591
	2015	$15.765	$14.413	518
	2016	$14.413	$14.873	429
UIF Growth Portfolio, Class II
	2007	$14.033	$16.697	2,573
	2008	$16.697	$8.272	2,559
	2009	$8.272	$13.362	1,640
	2010	$13.362	$16.025	1,636
	2011	$16.025	$15.198	1,130
	2012	$15.198	$16.953	1,130
	2013	$16.953	$24.496	1,129
	2014	$24.496	$25.418	1,064
	2015	$25.418	$27.837	238
	2016	$27.837	$26.706	238
UIF Mid Cap Growth Portfolio, Class II
	2007	$18.972	$22.750	9,962
	2008	$22.750	$11.833	10,113
	2009	$11.833	$18.214	8,474
	2010	$18.214	$23.565	7,296
	2011	$23.565	$21.396	7,422
	2012	$21.396	$22.703	392
	2013	$22.703	$30.529	327
	2014	$30.529	$30.410	324
	2015	$30.410	$27.963	328
	2016	$27.963	$24.933	320

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Small Company Growth Portfolio, Class II
	2007	$19.025	$19.158	7,661
	2008	$19.158	$11.161	6,513
	2009	$11.161	$16.008	6,542
	2010	$16.008	$19.816	6,323
	2011	$19.816	$17.694	2,841
	2012	$17.694	$19.851	664
	2013	$19.851	$33.266	664
	2014	$33.266	$28.027	616
	2015	$28.027	$24.728	0
	2016	$24.728	$25.553	0
UIF U.S. Real Estate Portfolio, Class II
	2007	$26.009	$21.043	7,640
	2008	$21.043	$12.748	6,485
	2009	$12.748	$16.022	1,695
	2010	$16.022	$20.299	1,284
	2011	$20.299	$20.979	1,252
	2012	$20.979	$23.724	1,081
	2013	$23.724	$23.611	961
	2014	$23.611	$29.891	880
	2015	$29.891	$29.798	286
	2016	$29.798	$31.056	278
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administration expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*
Basic Contract
Mortality & Expense = 1.5

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$15.880	$16.369	345,766
	2008	$16.369	$9.543	119,126
	2009	$9.543	$11.291	103,086
	2010	$11.291	$12.521	86,534
	2011	$12.521	$13.057	68,395
	2012	$13.057	$15.050	58,729
	2013	$15.050	$19.914	38,007
	2014	$19.914	$21.396	30,112
	2015	$21.396	$21.334	21,283
	2016	$21.334	$23.297	21,031

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth Portfolio - Class B
	2007	$14.933	$16.538	373,318
	2008	$16.538	$9.333	258,510
	2009	$9.333	$12.191	182,344
	2010	$12.191	$13.758	133,260
	2011	$13.758	$13.657	111,522
	2012	$13.657	$15.249	90,461
	2013	$15.249	$20.047	65,115
	2014	$20.047	$22.263	57,150
	2015	$22.263	$23.817	48,291
	2016	$23.817	$23.615	43,641
AB VPS International Value Portfolio - Class B
	2007	$15.768	$16.365	527,670
	2008	$16.365	$7.516	554,744
	2009	$7.516	$9.928	455,435
	2010	$9.928	$10.180	390,099
	2011	$10.180	$8.062	345,808
	2012	$8.062	$9.051	296,820
	2013	$9.051	$10.920	242,388
	2014	$10.920	$10.042	225,542
	2015	$10.042	$10.110	184,476
	2016	$10.110	$9.860	172,940
AB VPS Large Cap Growth Portfolio - Class B
	2007	$13.486	$15.062	26,777
	2008	$15.062	$8.911	22,011
	2009	$8.911	$12.011	14,295
	2010	$12.011	$12.969	7,561
	2011	$12.969	$12.333	7,435
	2012	$12.333	$14.079	9,994
	2013	$14.079	$18.962	7,471
	2014	$18.962	$21.221	3,164
	2015	$21.221	$23.127	2,276
	2016	$23.127	$23.273	2,212
AB VPS Small/Mid Cap Value Portfolio - Class B
	2007	$18.746	$18.709	492,368
	2008	$18.709	$11.817	266,076
	2009	$11.817	$16.573	194,269
	2010	$16.573	$20.626	143,862
	2011	$20.626	$18.530	103,942
	2012	$18.530	$21.580	74,466
	2013	$21.580	$29.200	59,846
	2014	$29.200	$31.275	45,423
	2015	$31.275	$28.995	35,720
	2016	$28.995	$35.574	30,364
AB VPS Value Portfolio - Class B
	2007	$12.765	$12.025	73,715
	2008	$12.025	$6.973	71,808
	2009	$6.973	$8.297	55,919
	2010	$8.297	$9.089	48,769
	2011	$9.089	$8.598	33,726
	2012	$8.598	$9.766	32,396
	2013	$9.766	$13.104	21,888
	2014	$13.104	$14.271	16,642
	2015	$14.271	$13.024	13,909
	2016	$13.024	$14.250	12,953

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AllianceBernstein VPS Utility Income Portfolio - Class B
	2007	$13.293	$15.948	105,948
	2008	$15.948	$9.915	75,031
	2009	$9.915	$10.711	0
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2007	$13.020	$15.013	1,070,999
	2008	$15.013	$8.458	834,097
	2009	$8.458	$11.265	684,175
	2010	$11.265	$12.949	489,383
	2011	$12.949	$12.376	376,737
	2012	$12.376	$14.130	286,081
	2013	$14.130	$18.192	232,862
	2014	$18.192	$19.968	176,399
	2015	$19.968	$19.713	137,943
	2016	$19.713	$20.878	119,817
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2007	$10.207	$10.531	233,662
	2008	$10.531	$10.639	390,322
	2009	$10.639	$10.509	307,616
	2010	$10.509	$10.339	239,805
	2011	$10.339	$10.166	117,660
	2012	$10.166	$9.995	97,223
	2013	$9.995	$9.827	79,730
	2014	$9.827	$9.661	58,601
	2015	$9.661	$9.499	36,411
	2016	$9.499	$9.340	159,622
Fidelity VIP Growth & Income Portfolio - Service Class 2
	2007	$12.298	$13.523	274,217
	2008	$13.523	$7.724	254,479
	2009	$7.724	$9.645	230,339
	2010	$9.645	$10.861	172,953
	2011	$10.861	$10.823	119,785
	2012	$10.823	$12.581	98,239
	2013	$12.581	$16.481	72,942
	2014	$16.481	$17.860	60,646
	2015	$17.860	$17.112	50,858
	2016	$17.112	$19.484	42,717
Fidelity VIP High Income Portfolio - Service Class 2
	2007	$11.428	$11.520	228,615
	2008	$11.520	$8.478	148,744
	2009	$8.478	$11.957	112,768
	2010	$11.957	$13.362	83,389
	2011	$13.362	$13.625	73,963
	2012	$13.625	$15.266	63,548
	2013	$15.266	$15.863	56,517
	2014	$15.863	$15.736	42,504
	2015	$15.736	$14.872	32,629
	2016	$14.872	$16.693	25,036

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2007	$13.375	$15.164	279,884
	2008	$15.164	$9.003	190,988
	2009	$9.003	$12.370	158,160
	2010	$12.370	$15.635	119,897
	2011	$15.635	$13.703	87,649
	2012	$13.703	$15.433	62,588
	2013	$15.433	$20.615	48,743
	2014	$20.615	$21.489	43,500
	2015	$21.489	$20.781	36,520
	2016	$20.781	$22.867	32,417
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
	2007	$11.530	$12.957	141,437
	2008	$12.957	$8.240	128,083
	2009	$8.240	$10.771	112,939
	2010	$10.771	$12.304	93,989
	2011	$12.304	$11.516	69,408
	2012	$11.516	$12.369	57,440
	2013	$12.369	$16.718	41,472
	2014	$16.718	$17.439	37,158
	2015	$17.439	$17.893	28,302
	2016	$17.893	$17.084	27,476
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.673	$11.786	114,261
	2008	$11.786	$8.878	73,253
	2009	$8.878	$12.455	64,034
	2010	$12.455	$13.868	57,649
	2011	$13.868	$14.256	48,513
	2012	$14.256	$16.195	41,657
	2013	$16.195	$17.168	32,294
	2014	$17.168	$16.873	29,760
	2015	$16.873	$15.075	26,705
	2016	$15.075	$17.333	23,688
FTVIP Franklin Income VIP Fund - Class 2
	2007	$13.044	$13.304	1,392,292
	2008	$13.304	$9.200	958,297
	2009	$9.200	$12.264	762,025
	2010	$12.264	$13.585	569,805
	2011	$13.585	$13.674	418,754
	2012	$13.674	$15.144	317,875
	2013	$15.144	$16.963	278,082
	2014	$16.963	$17.446	223,691
	2015	$17.446	$15.941	178,035
	2016	$15.941	$17.871	151,313
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2007	$13.760	$15.129	128,508
	2008	$15.129	$10.641	84,601
	2009	$10.641	$12.901	70,890
	2010	$12.901	$14.199	53,473
	2011	$14.199	$13.547	37,875
	2012	$13.547	$15.096	29,528
	2013	$15.096	$18.940	21,548
	2014	$18.940	$19.682	15,909
	2015	$19.682	$18.643	13,273
	2016	$18.643	$20.561	13,069

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.845	$14.083	513,207
	2008	$14.083	$8.707	341,061
	2009	$8.707	$10.790	277,165
	2010	$10.790	$11.795	214,576
	2011	$11.795	$11.475	137,727
	2012	$11.475	$12.888	118,000
	2013	$12.888	$16.251	96,679
	2014	$16.251	$17.114	78,200
	2015	$17.114	$15.994	54,206
	2016	$15.994	$18.249	47,303
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.887	$16.896	920,177
	2008	$16.896	$9.903	467,082
	2009	$9.903	$13.342	349,030
	2010	$13.342	$14.220	270,180
	2011	$14.220	$12.493	215,424
	2012	$12.493	$14.521	175,986
	2013	$14.521	$17.555	142,148
	2014	$17.555	$15.337	116,616
	2015	$15.337	$14.099	95,248
	2016	$14.099	$14.856	83,551
Goldman Sachs VIT Large Cap Value Fund - Institutional
	2007	$12.680	$12.497	172,441
	2008	$12.497	$8.143	125,940
	2009	$8.143	$9.472	102,650
	2010	$9.472	$10.355	77,343
	2011	$10.355	$9.462	64,372
	2012	$9.462	$11.082	53,764
	2013	$11.082	$14.515	45,095
	2014	$14.515	$16.115	36,526
	2015	$16.115	$15.144	31,744
	2016	$15.144	$16.613	28,246
Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2007	$12.985	$13.104	125,334
	2008	$13.104	$8.152	93,609
	2009	$8.152	$10.672	83,346
	2010	$10.672	$13.114	67,253
	2011	$13.114	$12.071	60,767
	2012	$12.071	$14.058	41,207
	2013	$14.058	$18.367	34,269
	2014	$18.367	$20.507	25,592
	2015	$20.507	$18.297	20,558
	2016	$18.297	$20.422	18,329
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional
	2007	$12.513	$10.244	540,006
	2008	$10.244	$6.663	417,070
	2009	$6.663	$8.363	330,031
	2010	$8.363	$10.698	228,901
	2011	$10.698	$10.589	168,315
	2012	$10.589	$11.745	123,621
	2013	$11.745	$15.660	89,360
	2014	$15.660	$16.462	77,732
	2015	$16.462	$15.839	62,502
	2016	$15.839	$19.185	50,286

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
	2007	$12.502	$12.001	267,974
	2008	$12.001	$7.488	236,625
	2009	$7.488	$8.918	199,427
	2010	$8.918	$9.893	158,663
	2011	$9.893	$10.120	123,858
	2012	$10.120	$11.387	106,524
	2013	$11.387	$15.394	84,330
	2014	$15.394	$17.611	69,099
	2015	$17.611	$17.279	56,285
	2016	$17.279	$18.811	47,724
Invesco V.I. American Franchise Fund - Series II
	2007	$13.249	$15.192	158,278
	2008	$15.192	$7.600	100,605
	2009	$7.600	$12.376	78,391
	2010	$12.376	$14.547	60,020
	2011	$14.547	$13.388	44,137
	2012	$13.388	$14.924	38,887
	2013	$14.924	$20.511	25,851
	2014	$20.511	$21.811	19,124
	2015	$21.811	$22.461	15,732
	2016	$22.461	$22.528	13,925
Invesco V.I. American Value Fund - Series II
	2007	$19.686	$20.850	407,795
	2008	$20.850	$12.007	304,971
	2009	$12.007	$16.427	236,510
	2010	$16.427	$19.732	186,104
	2011	$19.732	$19.559	141,406
	2012	$19.559	$22.511	120,403
	2013	$22.511	$29.641	96,748
	2014	$29.641	$31.901	81,953
	2015	$31.901	$28.427	69,717
	2016	$28.427	$32.201	59,891
Invesco V.I. Capital Appreciation - Series II
	2007	$14.235	$15.635	12,902
	2008	$15.635	$8.819	9,631
	2009	$8.819	$10.466	5,685
	2010	$10.466	$11.854	4,182
	2011	$11.854	$10.708	3,743
	2012	$10.708	$12.282	0
Invesco V.I. Comstock Fund - Series II
	2007	$16.840	$16.168	1,404,832
	2008	$16.168	$10.204	899,592
	2009	$10.204	$12.881	722,463
	2010	$12.881	$14.652	585,755
	2011	$14.652	$14.101	461,656
	2012	$14.101	$16.485	375,359
	2013	$16.485	$21.985	300,526
	2014	$21.985	$23.580	248,258
	2015	$23.580	$21.746	197,512
	2016	$21.746	$25.011	171,934

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Core Equity Fund - Series II
	2007	$10.775	$11.426	15,644
	2008	$11.426	$7.827	8,455
	2009	$7.827	$9.848	13,233
	2010	$9.848	$10.577	9,478
	2011	$10.577	$10.368	8,641
	2012	$10.368	$11.580	8,476
	2013	$11.580	$14.678	7,956
	2014	$14.678	$15.563	6,193
	2015	$15.563	$14.381	6,206
	2016	$14.381	$15.556	5,917
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$14.680	$14.993	171,337
	2008	$14.993	$9.366	122,838
	2009	$9.366	$11.412	109,319
	2010	$11.412	$12.363	92,715
	2011	$12.363	$12.147	73,078
	2012	$12.147	$14.135	63,001
	2013	$14.135	$18.171	35,079
	2014	$18.171	$20.104	28,866
	2015	$20.104	$20.123	16,858
	2016	$20.123	$22.660	15,379
Invesco V.I. Equity and Income Fund - Series II
	2007	$14.847	$15.086	413,713
	2008	$15.086	$11.467	270,176
	2009	$11.467	$13.808	201,195
	2010	$13.808	$15.208	151,369
	2011	$15.208	$14.757	128,724
	2012	$14.757	$16.305	101,396
	2013	$16.305	$20.018	84,040
	2014	$20.018	$21.405	73,542
	2015	$21.405	$20.499	54,701
	2016	$20.499	$23.144	51,392
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$12.120	53,809
	2012	$12.120	$13.512	47,075
	2013	$13.512	$16.240	37,330
	2014	$16.240	$16.043	33,869
	2015	$16.043	$15.512	28,537
	2016	$15.512	$16.242	26,374
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$18.195	$19.096	99,611
	2008	$19.096	$11.060	73,529
	2009	$11.060	$12.625	67,838
	2010	$12.625	$13.887	64,546
	2011	$13.887	$14.968	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Growth and Income Fund - Series II
	2007	$17.096	$17.230	512,719
	2008	$17.230	$11.482	375,128
	2009	$11.482	$14.010	312,086
	2010	$14.010	$15.452	248,674
	2011	$15.452	$14.848	186,366
	2012	$14.848	$16.691	153,252
	2013	$16.691	$21.950	104,198
	2014	$21.950	$23.729	87,238
	2015	$23.729	$22.555	72,193
	2016	$22.555	$26.484	65,714
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$18.799	25,154
	2014	$18.799	$18.775	18,696
	2015	$18.775	$17.835	15,734
	2016	$17.835	$19.434	15,479
Invesco V.I. High Yield Securities Fund - Series II
	2007	$13.072	$13.351	93,648
	2008	$13.351	$10.081	62,827
	2009	$10.081	$14.298	47,661
	2010	$14.298	$15.456	43,081
	2011	$15.456	$15.446	41,148
	2012	$15.446	$17.995	32,184
	2013	$17.995	$18.548	0
Invesco V.I. Income Builder Fund - Series II
	2007	$14.885	$15.051	36,595
	2008	$15.051	$10.884	18,279
	2009	$10.884	$13.364	15,511
	2010	$13.364	$14.733	14,674
	2011	$14.733	$15.667	0
Invesco V.I. International Growth Fund - Series II
	2011	$10.000	$8.091	80,492
	2012	$8.091	$9.167	69,569
	2013	$9.167	$10.699	61,091
	2014	$10.699	$10.527	57,708
	2015	$10.527	$10.079	48,364
	2016	$10.079	$9.840	47,747
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2007	$12.424	$13.346	45,968
	2008	$13.346	$9.357	29,739
	2009	$9.357	$11.946	22,776
	2010	$11.946	$13.362	19,849
	2011	$13.362	$12.282	15,109
	2012	$12.282	$13.357	14,759
	2013	$13.357	$16.868	12,502
	2014	$16.868	$17.275	11,609
	2015	$17.275	$16.256	7,059
	2016	$16.256	$18.086	5,677

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$16.329	$18.876	13,222
	2008	$18.876	$9.866	7,991
	2009	$9.866	$15.167	4,547
	2010	$15.167	$18.977	4,031
	2011	$18.977	$16.911	4,027
	2012	$16.911	$18.557	3,956
	2013	$18.557	$24.921	2,576
	2014	$24.921	$26.385	2,963
	2015	$26.385	$26.209	1,374
	2016	$26.209	$25.915	1,797
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$15.234	$15.725	473,195
	2008	$15.725	$9.698	399,210
	2009	$9.698	$12.018	347,195
	2010	$12.018	$13.539	268,847
	2011	$13.539	$13.515	216,637
	2012	$13.515	$15.347	197,399
	2013	$15.347	$19.849	168,419
	2014	$19.849	$22.041	143,592
	2015	$22.041	$21.837	130,083
	2016	$21.837	$23.873	114,404
Invesco V.I. Value Opportunities Fund - Series II
	2007	$16.162	$16.104	77,794
	2008	$16.104	$7.614	77,108
	2009	$7.614	$11.059	68,921
	2010	$11.059	$11.627	61,971
	2011	$11.627	$11.043	50,108
	2012	$11.043	$12.773	37,651
	2013	$12.773	$16.735	21,852
	2014	$16.735	$17.502	16,833
	2015	$17.502	$15.373	11,624
	2016	$15.373	$17.823	10,731
Invesco Van Kampen V.I. International Growth Equity Fund - Series II
	2007	$10.731	$12.054	125,536
	2008	$12.054	$6.100	137,445
	2009	$6.100	$8.188	122,981
	2010	$8.188	$8.846	105,229
	2011	$8.846	$9.630	0
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$18.000	$21.241	21,779
	2008	$21.241	$13.897	14,062
	2009	$13.897	$16.235	14,827
	2010	$16.235	$17.038	16,061
	2011	17.038	19.400	6,526
	2012	$19.400	$22.588	6,841
	2013	$22.588	$26.102	7,100
	2014	$26.102	$27.597	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$17.226	$20.216	22,494
	2008	$20.216	$10.136	10,781
	2009	$10.136	$16.846	11,010
	2010	$16.846	$20.823	10,083
	2011	$20.823	$18.917	7,377
	2012	$18.917	$20.756	5,796
	2013	$20.756	$22.017	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$19.037	$21.585	17,986
	2008	$21.585	$12.128	8,493
	2009	$12.128	$15.192	6,505
	2010	$15.192	$15.975	6,524
	2011	$15.975	$14.158	6,082
	2012	$14.158	$16.445	4,506
	2013	$16.445	$20.566	3,716
	2014	$20.566	$18.324	3,047
	2015	$18.324	$17.043	2,572
	2016	$17.043	$16.295	2,695
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$16.894	$19.377	11,065
	2008	$19.377	$10.675	8,445
	2009	$10.675	$10.194	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$11.148	$11.586	1,666,801
	2008	$11.586	$10.353	1,135,993
	2009	$10.353	$12.447	990,914
	2010	$12.447	$13.339	784,873
	2011	$13.339	$13.733	610,134
	2012	$13.733	$15.366	519,616
	2013	$15.366	$15.229	450,652
	2014	$15.229	$16.079	369,565
	2015	$16.079	$15.456	307,507
	2016	$15.456	$16.211	261,790
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$10.143	$10.249	522,713
	2008	$10.249	$8.543	396,358
	2009	$8.543	$8.865	347,249
	2010	$8.865	$8.909	289,396
	2011	$8.909	$8.974	222,112
	2012	$8.974	$9.090	152,310
	2013	$9.090	$8.945	122,869
	2014	$8.945	$8.868	125,602
	2015	$8.868	$8.690	109,320
	2016	$8.690	$8.954	94,444

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$10.137	$10.430	721,750
	2008	$10.430	$10.479	651,907
	2009	$10.479	$10.303	399,239
	2010	$10.303	$10.130	358,976
	2011	$10.130	$9.960	282,737
	2012	$9.960	$9.792	232,097
	2013	$9.792	$9.628	186,110
	2014	$9.628	$9.466	168,613
	2015	$9.466	$9.307	167,029
	2016	$9.307	$9.256	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$15.297	$17.930	347,503
	2008	$17.930	$9.210	282,038
	2009	$9.210	$15.470	217,547
	2010	$15.470	$19.380	154,281
	2011	$19.380	$17.726	107,382
	2012	$17.726	$19.534	83,437
	2013	$19.534	$28.877	59,036
	2014	$28.877	$29.934	55,642
	2015	$29.934	$31.882	40,380
	2016	$31.882	$30.202	37,181
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$15.572	$16.589	178,415
	2008	$16.589	$12.362	128,309
	2009	$12.362	$14.515	104,362
	2010	$14.515	$15.197	76,931
	2011	$15.197	$13.726	57,644
	2012	$13.726	$14.395	47,529
	2013	$14.395	$15.318	0
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
	2007	$9.491	$11.489	78,415
	2008	$11.489	$6.341	86,439
	2009	$6.341	$8.829	120,701
	2010	$8.829	$10.784	116,277
	2011	$10.784	$9.802	116,346
	2012	$9.802	$10.130	104,071
	2013	$10.130	$8.493	92,061
	2014	$8.493	$6.795	66,093
	2015	$6.795	$4.966	64,096
	2016	$4.966	$5.608	53,827
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
	2007	$10.703	$11.124	20,429
	2008	$11.124	$9.332	24,792
	2009	$9.332	$11.969	30,425
	2010	$11.969	$13.185	24,441
	2011	$13.185	$13.769	20,380
	2012	$13.769	$15.938	17,497
	2013	$15.938	$14.565	9,930
	2014	$14.565	$14.521	6,419
	2015	$14.521	$13.941	5,931
	2016	$13.941	$15.515	5,413

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Real Return Portfolio - Advisor Shares
	2007	$10.118	$10.998	149,722
	2008	$10.998	$10.041	138,483
	2009	$10.041	$11.675	117,920
	2010	$11.675	$12.397	86,005
	2011	$12.397	$13.598	62,061
	2012	$13.598	$14.523	53,321
	2013	$14.523	$12.948	41,061
	2014	$12.948	$13.110	27,885
	2015	$13.110	$12.527	18,160
	2016	$12.527	$12.943	14,995
PIMCO Total Return Portfolio - Advisor Shares
	2007	$10.300	$11.002	541,720
	2008	$11.002	$11.326	436,998
	2009	$11.326	$12.689	517,932
	2010	$12.689	$13.474	442,840
	2011	$13.474	$13.712	339,838
	2012	$13.712	$14.759	290,898
	2013	$14.759	$14.211	247,085
	2014	$14.211	$14.554	184,448
	2015	$14.554	$14.357	160,649
	2016	$14.357	$14.479	144,498
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$8.037	208,702
	2010	$8.037	$8.897	174,188
	2011	$8.897	$8.915	138,176
	2012	$8.915	$10.456	115,488
	2013	$10.456	$13.611	97,648
	2014	$13.611	$15.075	79,686
	2015	$15.075	$14.369	69,267
	2016	$14.369	$16.055	60,135
Putnam VT George Putnam Balanced Fund - Class IB
	2007	$13.538	$13.435	42,032
	2008	$13.435	$7.829	30,400
	2009	$7.829	$9.669	29,381
	2010	$9.669	$10.535	21,966
	2011	$10.535	$10.644	15,111
	2012	$10.644	$11.775	11,969
	2013	$11.775	$13.671	10,022
	2014	$13.671	$14.875	10,650
	2015	$14.875	$14.458	9,882
	2016	$14.458	$15.353	12,159
Putnam VT Growth and Income Fund - Class IB
	2007	$15.820	$14.612	26,162
	2008	$14.612	$8.806	13,522
	2009	$8.806	$11.238	13,276
	2010	$11.238	$12.637	8,470
	2011	$12.637	$11.847	6,475
	2012	$11.847	$13.875	4,969
	2013	$13.875	$18.508	4,566
	2014	$18.508	$20.148	2,382
	2015	$20.148	$18.316	1,882
	2016	$18.316	$20.712	1,648
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.053	42,344

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT International Equity Fund - Class IB
	2007	$20.022	$21.328	267,807
	2008	$21.328	$11.752	200,134
	2009	$11.752	$14.399	173,859
	2010	$14.399	$15.575	129,035
	2011	$15.575	$12.719	108,108
	2012	$12.719	$15.244	88,184
	2013	$15.244	$19.194	62,291
	2014	$19.194	$17.590	52,653
	2015	$17.590	$17.317	49,614
	2016	$17.317	$16.608	46,531
Putnam VT Investors Fund - Class IB
	2007	$16.123	$15.030	191
	2008	$15.030	$8.932	189
	2009	$8.932	$11.488	187
	2010	$11.488	$12.866	185
	2011	$12.866	$12.654	183
	2012	$12.654	$14.534	0
	2013	$14.534	$19.307	0
	2014	$19.307	$21.621	0
	2015	$21.621	$20.793	0
	2016	$20.793	$22.906	0
Putnam VT New Value Fund - Class IB
	2007	$12.453	$11.643	289,114
	2008	$11.643	$6.323	250,595
	2009	$6.323	$5.953	0
Putnam VT Voyager Fund - Class IB
	2007	$13.035	$13.521	111,462
	2008	$13.521	$8.370	90,140
	2009	$8.370	$13.486	66,820
	2010	$13.486	$16.016	50,759
	2011	$16.016	$12.935	49,709
	2012	$12.935	$14.525	41,788
	2013	$14.525	$20.524	31,535
	2014	$20.524	$22.138	25,803
	2015	$22.138	$20.434	21,681
	2016	$20.434	$20.499	0
UIF Emerging Markets Debt Portfolio, Class II
	2007	$14.671	$15.344	62,789
	2008	$15.344	$12.825	38,419
	2009	$12.825	$16.405	25,051
	2010	$16.405	$17.699	17,996
	2011	$17.699	$18.599	23,559
	2012	$18.599	$21.552	18,811
	2013	$21.552	$19.333	14,647
	2014	$19.333	$19.555	9,299
	2015	$19.555	$18.999	7,574
	2016	$18.999	$20.655	6,971

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class II
	2007	$31.893	$44.036	317,054
	2008	$44.036	$18.726	165,074
	2009	$18.726	$31.319	122,124
	2010	$31.319	$36.624	81,377
	2011	$36.624	$29.439	56,860
	2012	$29.439	$34.683	39,872
	2013	$34.683	$33.721	29,287
	2014	$33.721	$31.641	23,013
	2015	$31.641	$27.775	18,871
	2016	$27.775	$29.115	15,833
UIF Global Franchise Portfolio, Class II
	2007	$17.813	$19.223	887,941
	2008	$19.223	$13.429	700,311
	2009	$13.429	$17.105	580,432
	2010	$17.105	$19.178	264,878
	2011	$19.178	$20.561	195,007
	2012	$20.561	$23.364	148,626
	2013	$23.364	$27.485	110,997
	2014	$27.485	$28.240	85,661
	2015	$28.240	$29.484	63,853
	2016	$29.484	$30.558	54,852
UIF Global Infrastructure - Class II
	2014	$10.000	$29.583	4,831
	2015	$29.583	$25.044	4,798
	2016	$25.044	$28.308	4,578
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$16.686	38,545
	2014	$16.686	$16.732	36,803
	2015	$16.732	$15.375	35,092
	2016	$15.375	$15.946	27,248
UIF Growth Portfolio, Class II
	2007	$14.298	$17.100	40,684
	2008	$17.100	$8.515	31,807
	2009	$8.515	$13.824	29,106
	2010	$13.824	$16.664	19,742
	2011	$16.664	$15.884	19,173
	2012	$15.884	$17.810	15,083
	2013	$17.810	$25.865	12,696
	2014	$25.865	$26.976	9,610
	2015	$26.976	$29.694	9,090
	2016	$29.694	$28.633	7,461
UIF Mid Cap Growth Portfolio, Class II
	2007	$19.329	$23.297	505,179
	2008	$23.297	$12.180	275,791
	2009	$12.180	$18.844	202,880
	2010	$18.844	$24.504	148,110
	2011	$24.504	$22.362	103,090
	2012	$22.362	$23.850	77,960
	2013	$23.850	$32.236	56,196
	2014	$32.236	$32.274	46,629
	2015	$32.274	$29.828	38,191
	2016	$29.828	$26.733	31,926

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Small Company Growth Portfolio, Class II
	2007	$19.384	$19.619	39,071
	2008	$19.619	$11.488	30,629
	2009	$11.488	$16.562	22,825
	2010	$16.562	$20.606	19,551
	2011	$20.606	$18.493	15,235
	2012	$18.493	$20.854	12,318
	2013	$20.854	$35.126	9,491
	2014	$35.126	$29.745	5,706
	2015	$29.745	$26.378	4,855
	2016	$26.378	$27.397	5,095
UIF U.S. Real Estate Portfolio, Class II
	2007	$26.499	$21.549	176,152
	2008	$21.549	$13.122	143,148
	2009	$13.122	$16.576	108,273
	2010	$16.576	$21.108	83,837
	2011	$21.108	$21.928	62,484
	2012	$21.928	$24.924	47,116
	2013	$24.924	$24.932	38,161
	2014	$24.932	$31.723	28,254
	2015	$31.723	$31.787	20,549
	2016	$31.787	$33.297	17,094
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administration expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*
With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (age 71-79)
Mortality & Expense = 2.4

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$15.354	$15.681	14,359
	2008	$15.681	$9.058	9,079
	2009	$9.058	$10.619	8,892
	2010	$10.619	$11.669	7,903
	2011	$11.669	$12.057	7,902
	2012	$12.057	$13.769	7,901
	2013	$13.769	$18.053	7,426
	2014	$18.053	$19.219	2,272
	2015	$19.219	$18.988	2,215
	2016	$18.988	$20.546	490

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth Portfolio - Class B
	2007	$14.439	$15.843	9,151
	2008	$15.843	$8.858	7,354
	2009	$8.858	$11.465	7,307
	2010	$11.465	$12.821	7,206
	2011	$12.821	$12.611	7,079
	2012	$12.611	$13.951	6,983
	2013	$13.951	$18.174	6,207
	2014	$18.174	$19.998	3,341
	2015	$19.998	$21.198	3,246
	2016	$21.198	$20.826	2,869
AB VPS International Value Portfolio - Class B
	2007	$15.528	$15.968	19,309
	2008	$15.968	$7.266	9,170
	2009	$7.266	$9.510	4,424
	2010	$9.510	$9.662	4,460
	2011	$9.662	$7.582	4,564
	2012	$7.582	$8.434	4,490
	2013	$8.434	$10.083	5,687
	2014	$10.083	$9.187	3,321
	2015	$9.187	$9.164	3,160
	2016	$9.164	$8.856	3,170
AB VPS Large Cap Growth Portfolio - Class B
	2007	$13.040	$14.429	5,877
	2008	$14.429	$8.458	5,876
	2009	$8.458	$11.296	4,936
	2010	$11.296	$12.086	4,308
	2011	$12.086	$11.388	4,077
	2012	$11.388	$12.881	4,076
	2013	$12.881	$17.190	1,866
	2014	$17.190	$19.062	1,865
	2015	$19.062	$20.584	1,864
	2016	$20.584	$20.525	1,497
AB VPS Small/Mid Cap Value Portfolio - Class B
	2007	$18.125	$17.923	19,903
	2008	$17.923	$11.217	11,021
	2009	$11.217	$15.587	9,368
	2010	$15.587	$19.222	7,286
	2011	$19.222	$17.110	6,958
	2012	$17.110	$19.744	6,870
	2013	$19.744	$26.471	975
	2014	$26.471	$28.092	937
	2015	$28.092	$25.807	921
	2016	$25.807	$31.373	551
AB VPS Value Portfolio - Class B
	2007	$12.571	$11.733	3,520
	2008	$11.733	$6.741	2,806
	2009	$6.741	$7.948	2,613
	2010	$7.948	$8.627	2,355
	2011	$8.627	$8.086	2,077
	2012	$8.086	$9.100	1,821
	2013	$9.100	$12.100	1,562
	2014	$12.100	$13.056	691
	2015	$13.056	$11.806	636
	2016	$11.806	$12.799	550

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AllianceBernstein VPS Utility Income Portfolio - Class B
	2007	$13.091	$15.560	5,000
	2008	$15.560	$9.586	4,780
	2009	$9.586	$10.285	0
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2007	$12.822	$14.649	15,101
	2008	$14.649	$8.177	7,743
	2009	$8.177	$10.791	7,100
	2010	$10.791	$12.291	7,165
	2011	$12.291	$11.640	6,530
	2012	$11.640	$13.167	6,435
	2013	$13.167	$16.797	947
	2014	$16.797	$18.269	943
	2015	$18.269	$17.869	939
	2016	$17.869	$18.754	935
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2007	$10.144	$10.370	5,931
	2008	$10.370	$10.381	5,928
	2009	$10.381	$10.160	8,066
	2010	$10.160	$9.904	8,058
	2011	$9.904	$9.649	8,052
	2012	$9.649	$9.399	6,519
	2013	$9.399	$9.157	6,389
	2014	$9.157	$8.921	6,382
	2015	$8.921	$8.690	6,375
	2016	$8.690	$8.467	7,464
Fidelity VIP Growth & Income Portfolio - Service Class 2
	2007	$12.111	$13.194	2,099
	2008	$13.194	$7.467	1,848
	2009	$7.467	$9.239	1,636
	2010	$9.239	$10.309	1,453
	2011	$10.309	$10.179	1,275
	2012	$10.179	$11.724	1,109
	2013	$11.724	$15.218	944
	2014	$15.218	$16.340	150
	2015	$16.340	$15.512	149
	2016	$15.512	$17.501	142
Fidelity VIP High Income Portfolio - Service Class 2
	2007	$11.254	$11.240	0
	2008	$11.240	$8.196	0
	2009	$8.196	$11.454	0
	2010	$11.454	$12.683	0
	2011	$12.683	$12.814	0
	2012	$12.814	$14.226	0
	2013	$14.226	$14.647	0
	2014	$14.647	$14.397	0
	2015	$14.397	$13.482	0
	2016	$13.482	$14.994	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2007	$13.172	$14.796	7,956
	2008	$14.796	$8.704	2,971
	2009	$8.704	$11.849	2,770
	2010	$11.849	$14.841	2,544
	2011	$14.841	$12.888	2,781
	2012	$12.888	$14.381	2,905
	2013	$14.381	$19.034	0
	2014	$19.034	$19.659	0
	2015	$19.659	$18.838	0
	2016	$18.838	$20.540	0
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
	2007	$11.354	$12.643	3,613
	2008	$12.643	$7.966	3,613
	2009	$7.966	$10.318	2,610
	2010	$10.318	$11.679	2,610
	2011	$11.679	$10.830	2,363
	2012	$10.830	$11.526	2,363
	2013	$11.526	$15.437	0
	2014	$15.437	$15.955	0
	2015	$15.955	$16.220	0
	2016	$16.220	$15.345	0
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.390	$11.395	0
	2008	$11.395	$8.505	0
	2009	$8.505	$11.822	3,600
	2010	$11.822	$13.043	4,654
	2011	$13.043	$13.285	6,477
	2012	$13.285	$14.954	6,506
	2013	$14.954	$15.707	2,769
	2014	$15.707	$15.297	2,769
	2015	$15.297	$13.541	2,769
	2016	$13.541	$15.427	2,769
FTVIP Franklin Income VIP Fund - Class 2
	2007	$12.728	$12.862	10,456
	2008	$12.862	$8.813	4,438
	2009	$8.813	$11.641	4,218
	2010	$11.641	$12.777	7,074
	2011	$12.777	$12.744	10,002
	2012	$12.744	$13.983	9,831
	2013	$13.983	$15.520	9,770
	2014	$15.520	$15.816	9,015
	2015	$15.816	$14.319	9,072
	2016	$14.319	$15.906	8,979
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2007	$13.551	$14.762	0
	2008	$14.762	$10.288	0
	2009	$10.288	$12.358	0
	2010	$12.358	$13.478	0
	2011	$13.478	$12.741	0
	2012	$12.741	$14.068	0
	2013	$14.068	$17.488	0
	2014	$17.488	$18.007	0
	2015	$18.007	$16.900	0
	2016	$16.900	$18.469	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.510	$13.616	17,832
	2008	$13.616	$8.341	9,681
	2009	$8.341	$10.241	10,310
	2010	$10.241	$11.093	10,527
	2011	$11.093	$10.694	5,967
	2012	$10.694	$11.900	5,962
	2013	$11.900	$14.868	8,962
	2014	$14.868	$15.514	8,957
	2015	$15.514	$14.366	8,954
	2016	$14.366	$16.243	8,947
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.527	$16.336	2,216
	2008	$16.336	$9.487	2,125
	2009	$9.487	$12.665	1,313
	2010	$12.665	$13.374	1,321
	2011	$13.374	$11.643	1,337
	2012	$11.643	$13.408	1,332
	2013	$13.408	$16.061	1,336
	2014	$16.061	$13.903	1,379
	2015	$13.903	$12.664	1,386
	2016	$12.664	$13.222	283
Goldman Sachs VIT Large Cap Value Fund - Institutional
	2007	$12.487	$12.193	2,505
	2008	$12.193	$7.873	2,277
	2009	$7.873	$9.074	2,048
	2010	$9.074	$9.828	1,809
	2011	$9.828	$8.899	1,587
	2012	$8.899	$10.326	1,371
	2013	$10.326	$13.402	1,651
	2014	$13.402	$14.743	816
	2015	$14.743	$13.728	775
	2016	$13.728	$14.922	733
Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2007	$12.788	$12.785	1,172
	2008	$12.785	$7.881	1,166
	2009	$7.881	$10.222	1,160
	2010	$10.222	$12.448	1,155
	2011	$12.448	$11.353	1,149
	2012	$11.353	$13.100	1,145
	2013	$13.100	$16.958	0
	2014	$16.958	$18.761	0
	2015	$18.761	$16.586	0
	2016	$16.586	$18.344	0
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional
	2007	$12.323	$9.995	391
	2008	$9.995	$6.441	160
	2009	$6.441	$8.011	156
	2010	$8.011	$10.154	136
	2011	$10.154	$9.958	131
	2012	$9.958	$10.944	134
	2013	$10.944	$14.459	124
	2014	$14.459	$15.060	122
	2015	$15.060	$14.358	120
	2016	$14.358	$17.233	108

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
	2007	$12.312	$11.710	242
	2008	$11.710	$7.239	162
	2009	$7.239	$8.542	171
	2010	$8.542	$9.390	172
	2011	$9.390	$9.517	160
	2012	$9.517	$10.611	161
	2013	$10.611	$14.214	148
	2014	$14.214	$16.112	133
	2015	$16.112	$15.664	129
	2016	$15.664	$16.897	129
Invesco V.I. American Franchise Fund - Series II
	2007	$12.811	$14.554	5,242
	2008	$14.554	$7.213	1,120
	2009	$7.213	$11.639	1,120
	2010	$11.639	$13.556	38
	2011	$13.556	$12.362	36
	2012	$12.362	$13.654	586
	2013	$13.654	$18.594	0
	2014	$18.594	$19.592	0
	2015	$19.592	$19.991	0
	2016	$19.991	$19.868	0
Invesco V.I. American Value Fund - Series II
	2007	$19.035	$19.975	11,997
	2008	$19.975	$11.397	9,148
	2009	$11.397	$15.450	9,100
	2010	$15.450	$18.388	8,178
	2011	$18.388	$18.061	7,619
	2012	$18.061	$20.596	6,411
	2013	$20.596	$26.871	5,675
	2014	$26.871	$28.656	1,737
	2015	$28.656	$25.301	1,729
	2016	$25.301	$28.398	1,650
Invesco V.I. Capital Appreciation - Series II
	2007	$13.764	$14.979	3,130
	2008	$14.979	$8.371	2,970
	2009	$8.371	$9.843	2,783
	2010	$9.843	$11.047	740
	2011	$11.047	$9.888	740
	2012	$9.888	$11.307	0
Invesco V.I. Comstock Fund - Series II
	2007	$16.282	$15.489	44,340
	2008	$15.489	$9.686	37,134
	2009	$9.686	$12.115	34,739
	2010	12.115	13.654	26,921
	2011	$13.654	$13.021	22,309
	2012	$13.021	$15.083	19,682
	2013	$15.083	$19.931	16,236
	2014	$19.931	$21.181	9,288
	2015	$21.181	$19.354	8,917
	2016	$19.354	$22.057	5,934

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Core Equity Fund - Series II
	2007	$10.709	$11.252	852
	2008	$11.252	$7.637	232
	2009	$7.637	$9.520	231
	2010	$9.520	$10.132	231
	2011	$10.132	$9.841	230
	2012	$9.841	$10.890	230
	2013	$10.890	$13.678	19
	2014	$13.678	$14.369	19
	2015	$14.369	$13.157	0
	2016	$13.157	$14.101	0
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$14.194	$14.363	8,238
	2008	$14.363	$8.890	4,299
	2009	$8.890	$10.733	4,299
	2010	$10.733	$11.522	3,859
	2011	$11.522	$11.217	3,850
	2012	$11.217	$12.932	3,727
	2013	$12.932	$16.473	3,078
	2014	$16.473	$18.058	57
	2015	$18.058	$17.910	0
	2016	$17.910	$19.984	996
Invesco V.I. Equity and Income Fund - Series II
	2007	$14.356	$14.452	3,982
	2008	$14.452	$10.884	3,982
	2009	$10.884	$12.987	3,982
	2010	$12.987	$14.173	5,681
	2011	$14.173	$13.627	8,582
	2012	$13.627	$14.918	8,467
	2013	$14.918	$18.148	5,303
	2014	$18.148	$19.227	2,098
	2015	$19.227	$18.245	2,096
	2016	$18.245	$20.411	2,094
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$11.191	8,816
	2012	$11.191	$12.363	8,771
	2013	$12.363	$14.722	8,090
	2014	$14.722	$14.411	7,463
	2015	$14.411	$13.806	7,385
	2016	$13.806	$14.324	5,097
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$17.593	$18.294	11,832
	2008	$18.294	$10.498	11,267
	2009	$10.498	$11.874	10,238
	2010	$11.874	$12.941	8,822
	2011	$12.941	$13.907	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Growth and Income Fund - Series II
	2007	$16.530	$16.506	18,625
	2008	$16.506	$10.899	17,211
	2009	$10.899	$13.176	15,190
	2010	$13.176	$14.400	12,800
	2011	$14.400	$13.711	8,326
	2012	$13.711	$15.271	8,274
	2013	$15.271	$19.899	6,387
	2014	$19.899	$21.315	6,323
	2015	$21.315	$20.075	6,046
	2016	$20.075	$23.356	5,961
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$17.043	181
	2014	$17.043	$16.865	187
	2015	$16.865	$15.874	188
	2016	$15.874	$17.139	183
Invesco V.I. High Yield Securities Fund - Series II
	2007	$12.639	$12.790	6,326
	2008	$12.790	$9.569	4,724
	2009	$9.569	$13.448	3,327
	2010	$13.448	$14.404	2,616
	2011	$14.404	$14.263	2,378
	2012	$14.263	$16.464	2,370
	2013	$16.464	$16.921	0
Invesco V.I. Income Builder Fund - Series II
	2007	$14.392	$14.419	2,185
	2008	$14.419	$10.331	540
	2009	$10.331	$12.569	537
	2010	$12.569	$13.730	527
	2011	$13.730	$14.557	0
Invesco V.I. International Growth Fund - Series II
	2011	$10.000	$7.679	1,144
	2012	$7.679	$8.621	1,134
	2013	$8.621	$9.969	0
	2014	$9.969	$9.720	0
	2015	$9.720	$9.220	0
	2016	$9.220	$8.920	0
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2007	$12.123	$12.904	0
	2008	$12.904	$8.964	0
	2009	$8.964	$11.339	0
	2010	$11.339	$12.567	0
	2011	$12.567	$11.446	0
	2012	$11.446	$12.333	0
	2013	$12.333	$15.433	0
	2014	$15.433	$15.660	0
	2015	$15.660	$14.602	0
	2016	$14.602	$16.097	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$15.788	$18.083	4,220
	2008	$18.083	$9.364	4,072
	2009	$9.364	$14.264	4,072
	2010	$14.264	$17.685	4,072
	2011	$17.685	$15.615	4,072
	2012	$15.615	$16.978	4,072
	2013	$16.978	$22.592	4,072
	2014	$22.592	$23.700	0
	2015	$23.700	$23.327	0
	2016	$23.327	$22.854	0
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$14.730	$15.064	15,588
	2008	$15.064	$9.205	12,007
	2009	$9.205	$11.303	11,472
	2010	$11.303	$12.617	11,274
	2011	$12.617	$12.479	10,795
	2012	$12.479	$14.041	10,598
	2013	$14.041	$17.994	8,292
	2014	$17.994	$19.799	4,680
	2015	$19.799	$19.436	4,614
	2016	$19.436	$21.054	4,862
Invesco V.I. Value Opportunities Fund - Series II
	2007	$15.627	$15.427	4,004
	2008	$15.427	$7.227	2,286
	2009	$7.227	$10.401	2,023
	2010	$10.401	$10.835	0
	2011	$10.835	$10.197	0
	2012	$10.197	$11.686	0
	2013	$11.686	$15.170	0
	2014	$15.170	$15.721	0
	2015	$15.721	$13.682	0
	2016	$13.682	$15.717	0
Invesco Van Kampen V.I. International Growth Equity Fund - Series II
	2007	$10.665	$11.869	1,317
	2008	$11.869	$5.951	1,300
	2009	$5.951	$7.915	1,164
	2010	$7.915	$8.474	1,154
	2011	$8.474	$9.197	0
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$17.405	$20.349	87
	2008	$20.349	$13.192	87
	2009	$13.192	$15.270	87
	2010	$15.270	$15.878	86
	2011	$15.878	17.914	86
	2012	$17.914	$20.667	86
	2013	$20.667	$23.664	86
	2014	$23.664	$24.946	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$16.656	$19.367	2,507
	2008	$19.367	$9.621	2,256
	2009	$9.621	$15.844	2,047
	2010	$15.844	$19.405	314
	2011	$19.405	$17.467	314
	2012	$17.467	$18.990	314
	2013	$18.990	$20.085	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$18.407	$20.679	1,743
	2008	$20.679	$11.512	1,800
	2009	$11.512	$14.288	324
	2010	$14.288	$14.887	0
	2011	$14.887	$13.073	0
	2012	$13.073	$15.046	0
	2013	$15.046	$18.644	0
	2014	$18.644	$16.460	0
	2015	$16.460	$15.168	0
	2016	$15.168	$14.370	0
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$16.334	$18.563	1,798
	2008	$18.563	$10.133	1,782
	2009	$10.133	$9.648	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$10.779	$11.100	28,661
	2008	$11.100	$9.827	21,062
	2009	$9.827	$11.707	17,702
	2010	$11.707	$12.431	14,477
	2011	$12.431	$12.681	9,962
	2012	$12.681	$14.059	9,663
	2013	$14.059	$13.806	9,202
	2014	$13.806	$14.444	7,138
	2015	$14.444	$13.757	6,596
	2016	$13.757	$14.297	6,897
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$9.807	$9.819	21,492
	2008	$9.819	$8.109	20,130
	2009	$8.109	$8.338	17,348
	2010	$8.338	$8.302	12,482
	2011	$8.302	$8.286	6,056
	2012	$8.286	$8.317	6,033
	2013	$8.317	$8.109	2,718
	2014	$8.109	$7.965	2,701
	2015	$7.965	$7.735	2,684
	2016	$7.735	$7.896	2,668
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$9.801	$9.992	5,039
	2008	$9.992	$9.946	11,716
	2009	$9.946	$9.690	10,603
	2010	$9.690	$9.440	1,223
	2011	$9.440	$9.197	1,176
	2012	$9.197	$8.959	1,209
	2013	$8.959	$8.728	1,296
	2014	$8.728	$8.503	504
	2015	$8.503	$8.284	461
	2016	$8.284	$8.213	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$14.791	$17.177	10,970
	2008	$17.177	$8.742	4,936
	2009	$8.742	$14.550	3,635
	2010	$14.550	$18.061	3,852
	2011	$18.061	$16.368	3,861
	2012	$16.368	$17.872	3,843
	2013	$17.872	$26.178	2,880
	2014	$26.178	$26.889	2,862
	2015	$26.889	$28.376	2,415
	2016	$28.376	$26.635	2,460
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$15.056	$15.893	14,434
	2008	$15.893	$11.734	14,324
	2009	$11.734	$13.652	13,966
	2010	$13.652	$14.163	12,523
	2011	$14.163	$12.675	9,565
	2012	$12.675	$13.170	9,444
	2013	$13.170	$13.974	0
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
	2007	$9.432	$11.313	0
	2008	$11.313	$6.187	0
	2009	$6.187	$8.535	0
	2010	$8.535	$10.330	0
	2011	$10.330	$9.304	0
	2012	$9.304	$9.527	0
	2013	$9.527	$7.914	0
	2014	$7.914	$6.274	0
	2015	$6.274	$4.543	0
	2016	$4.543	$5.084	0
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
	2007	$10.637	$10.954	0
	2008	$10.954	$9.105	0
	2009	$9.105	$11.571	0
	2010	$11.571	$12.630	0
	2011	$12.630	$13.069	0
	2012	$13.069	$14.989	0
	2013	$14.989	$13.573	0
	2014	$13.573	$13.407	0
	2015	$13.407	$12.754	0
	2016	$12.754	$14.065	0
PIMCO Real Return Portfolio - Advisor Shares
	2007	$10.056	$10.830	0
	2008	$10.830	$9.797	0
	2009	$9.797	$11.287	0
	2010	$11.287	$11.875	0
	2011	$11.875	$12.906	939
	2012	$12.906	$13.658	999
	2013	$13.658	$12.066	0
	2014	$12.066	$12.105	0
	2015	$12.105	$11.461	0
	2016	$11.461	$11.733	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Total Return Portfolio - Advisor Shares
	2007	$10.237	$10.834	0
	2008	$10.834	$11.051	0
	2009	$11.051	$12.267	4,524
	2010	$12.267	$12.907	6,291
	2011	$12.907	$13.015	4,384
	2012	$13.015	$13.880	4,359
	2013	$13.880	$13.242	6,297
	2014	$13.242	$13.438	6,259
	2015	$13.438	$13.135	6,219
	2016	$13.135	$13.125	6,179
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$7.698	109
	2010	$7.698	$8.444	110
	2011	$8.444	$8.384	104
	2012	$8.384	$9.743	100
	2013	$9.743	$12.567	96
	2014	$12.567	$13.792	89
	2015	$13.792	$13.026	88
	2016	$13.026	$14.421	86
Putnam VT George Putnam Balanced Fund - Class IB
	2007	$13.089	$12.870	2,539
	2008	$12.870	$7.431	737
	2009	$7.431	$9.094	731
	2010	$9.094	$9.817	0
	2011	$9.817	$9.829	0
	2012	$9.829	$10.773	0
	2013	$10.773	$12.393	0
	2014	$12.393	$13.362	0
	2015	$13.362	$12.868	0
	2016	$12.868	$13.540	0
Putnam VT Growth and Income Fund - Class IB
	2007	$15.297	$13.999	0
	2008	$13.999	$8.359	0
	2009	$8.359	$10.570	0
	2010	$10.570	$11.777	0
	2011	$11.777	$10.940	0
	2012	$10.940	$12.695	0
	2013	$12.695	$16.778	0
	2014	$16.778	$18.098	0
	2015	$18.098	$16.302	0
	2016	$16.302	$18.266	0
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.043	0
Putnam VT International Equity Fund - Class IB
	2007	$19.359	$20.432	9,971
	2008	$20.432	$11.155	8,305
	2009	$11.155	$13.542	7,495
	2010	$13.542	$14.515	4,317
	2011	$14.515	$11.745	4,141
	2012	$11.745	$13.947	4,073
	2013	$13.947	$17.400	1,327
	2014	$17.400	$15.800	1,363
	2015	$15.800	$15.412	1,311
	2016	$15.412	$14.646	1,318

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Investors Fund - Class IB
	2007	$15.589	$14.399	0
	2008	$14.399	$8.478	0
	2009	$8.478	$10.804	0
	2010	$10.804	$11.990	0
	2011	$11.990	$11.685	0
	2012	$11.685	$13.297	0
	2013	$13.297	$17.503	0
	2014	$17.503	$19.421	0
	2015	$19.421	$18.506	0
	2016	$18.506	$20.201	0
Putnam VT New Value Fund - Class IB
	2007	$12.264	$11.360	142
	2008	$11.360	$6.113	110
	2009	$6.113	$5.748	0
Putnam VT Voyager Fund - Class IB
	2007	$12.603	$12.953	1,776
	2008	$12.953	$7.945	0
	2009	$7.945	$12.684	0
	2010	$12.684	$14.925	0
	2011	$14.925	$11.944	0
	2012	$11.944	$13.289	0
	2013	$13.289	$18.606	0
	2014	$18.606	$19.886	0
	2015	$19.886	$18.187	0
	2016	$18.187	$18.097	0
UIF Emerging Markets Debt Portfolio, Class II
	2007	$14.186	$14.700	694
	2008	$14.700	$12.174	655
	2009	$12.174	$15.430	638
	2010	$15.430	$16.495	604
	2011	$16.495	$17.175	558
	2012	$17.175	$19.719	521
	2013	$19.719	$17.526	537
	2014	$17.526	$17.566	518
	2015	$17.566	$16.910	492
	2016	$16.910	$18.216	465
UIF Emerging Markets Equity Portfolio, Class II
	2007	$30.838	$42.188	3,775
	2008	$42.188	$17.775	2,348
	2009	$17.775	$29.456	1,915
	2010	$29.456	$34.131	1,910
	2011	$34.131	$27.185	1,906
	2012	$27.185	$31.733	1,901
	2013	$31.733	$30.570	1,490
	2014	$30.570	$28.422	277
	2015	$28.422	$24.721	275
	2016	$24.721	$25.677	273

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Global Franchise Portfolio, Class II
	2007	$17.223	$18.416	11,096
	2008	$18.416	$12.747	8,184
	2009	$12.747	$16.088	10,354
	2010	$16.088	$17.873	9,196
	2011	$17.873	$18.986	8,143
	2012	$18.986	$21.377	7,967
	2013	$21.377	$24.918	4,659
	2014	$24.918	$25.367	1,431
	2015	$25.367	$26.243	1,354
	2016	$26.243	$26.950	1,329
UIF Global Infrastructure - Class II
	2014	$10.000	$26.574	86
	2015	$26.574	$22.291	86
	2016	$22.291	$24.965	85
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$15.127	7,669
	2014	$15.127	$15.029	6,968
	2015	$15.029	$13.684	6,942
	2016	$13.684	$14.063	6,563
UIF Growth Portfolio, Class II
	2007	$13.824	$16.381	5,417
	2008	$16.381	$8.082	3,843
	2009	$8.082	$13.002	3,774
	2010	$13.002	$15.529	3,745
	2011	$15.529	$14.668	3,720
	2012	$14.668	$16.295	715
	2013	$16.295	$23.448	672
	2014	$23.448	$24.231	658
	2015	$24.231	$26.429	623
	2016	$26.429	$25.251	622
UIF Mid Cap Growth Portfolio, Class II
	2007	$18.689	$22.319	11,169
	2008	$22.319	$11.562	10,551
	2009	$11.562	$17.723	10,423
	2010	$17.723	$22.836	8,994
	2011	$22.836	$20.649	8,966
	2012	$20.649	$21.821	8,891
	2013	$21.821	$29.224	7,545
	2014	$29.224	$28.991	3,579
	2015	$28.991	$26.548	3,569
	2016	$26.548	$23.575	1,303
UIF Small Company Growth Portfolio, Class II
	2007	$18.742	$18.795	7,471
	2008	$18.795	$10.904	1,684
	2009	$10.904	$15.577	1,682
	2010	$15.577	$19.203	690
	2011	$19.203	$17.077	376
	2012	$17.077	$19.080	374
	2013	$19.080	$31.844	372
	2014	$31.844	$26.718	371
	2015	$26.718	$23.477	369
	2016	$23.477	$24.161	438

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class II
	2007	$25.622	$20.644	9,257
	2008	$20.644	$12.456	6,778
	2009	$12.456	$15.590	5,036
	2010	$15.590	$19.671	4,970
	2011	$19.671	$20.247	5,330
	2012	$20.247	$22.803	5,300
	2013	$22.803	$22.601	2,779
	2014	$22.601	$28.495	1,277
	2015	$28.495	$28.291	1,245
	2016	$28.291	$29.365	1,225
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.40% and an administration expense charge of 0.19%.

PA195-4                                                 ASADVISORL

THE ALLSTATE VARIABLE ANNUITIES
(Allstate Variable Annuity, Allstate Variable Annuity - L Share)
Statement of Additional Information dated May 1, 2017
Allstate Life Insurance Company
Allstate Financial Advisors Separate Account I P. O. Box 758565
Topeka, KS 66675-8565
1-800-457-7617
This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

•	Allstate Variable Annuity

•	Allstate Variable Annuity - L Share
The Contracts are no longer offered for new sales.
This Statement of Additional Information is not a prospectus. You should read it with the prospectus dated May 1, 2017 for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.
For convenience, we use the terms "Contract" and "Contracts" to refer generally to both Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.
We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.
We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.
We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.
THE CONTRACTS
The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.
PURCHASE OF CONTRACTS
Morgan Stanley & Co. LLC is the principal underwriter and distributor of the Contracts. The offering of the Contracts is continuous.
For the Variable Account, we paid underwriting commissions to Morgan Stanley & Co. Incorporated of, $9,011,901, $12,774,163 and $$14,232,285 for the years 2014, 2015 and 2016 respectively.
TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)
We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.
We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.
CALCULATION OF ACCUMULATION UNIT VALUES
The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).
The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.
NET INVESTMENT FACTOR
The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A)	is the sum of:

(1)	the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

(2)	the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

(B)	is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C)	is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.
CALCULATION OF VARIABLE INCOME PAYMENTS
We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable Sub-Account will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.
CALCULATION OF ANNUITY UNIT VALUES
Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

•
multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

•	dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.
The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.
We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.
GENERAL MATTERS
INCONTESTABILITY
We will not contest the Contract after we issue it.
SETTLEMENTS
The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.
SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS
We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.
The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Portfolios.
PREMIUM TAXES
Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

3

TAX RESERVES
We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.
CYBER SECURITY RISK
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Allstate Life is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact Allstate Life and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract’s underlying funds and with third-party service providers to Allstate Life. Cyber security failures originating with any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Contract and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Allstate Life, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Allstate Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Allstate Life in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments and others continue to pose new and significant cyber security threats. Although Allstate Life, our service providers, and the underlying funds offered under the Contract may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Allstate Life cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.
EXPERTS
The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of the sub-accounts of Allstate Financial Advisors Separate Account I included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein. Such financial statements and financial statement schedules are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
FINANCIAL STATEMENTS
The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

•
consolidated financial statements of Allstate Life Insurance Company as of December 31, 2016 and 2015 and for each of the three years in the period ended December 31, 2016 and related consolidated financial statement schedules, and

•
the statements of net assets of each of the Sub-accounts which comprise Allstate Financial Advisors Separate Account I, as of December 31, 2016 and the statements of operations for the year or period then ended and statements of changes in net assets for each of the periods in the two-year period then ended.

The consolidated financial statements and related financial statement schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

ALLSTATE VARIABLE ANNUITY - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*
With MAV Death Benefit Option
Mortality & Expense = 1.3

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$15.999	$16.525	482,541
	2008	$16.525	$9.654	453,407
	2009	$9.654	$11.445	435,332
	2010	$11.445	$12.718	398,151
	2011	$12.718	$13.289	113,077
	2012	$13.289	$15.348	83,526
	2013	$15.348	$20.350	52,294
	2014	$20.350	$21.909	40,935
	2015	$21.909	$21.891	35,849
	2016	$21.891	$23.953	28,930
AB VPS Growth Portfolio - Class B
	2007	$15.045	$16.696	368,868
	2008	$16.696	$9.441	324,670
	2009	$9.441	$12.357	312,806
	2010	$12.357	$13.974	273,688
	2011	$13.974	$13.900	246,166
	2012	$13.900	$15.551	214,645
	2013	$15.551	$20.486	186,789
	2014	$20.486	$22.797	37,996
	2015	$22.797	$24.438	33,650
	2016	$24.438	$24.280	28,633
AB VPS International Value Portfolio - Class B
	2007	$15.822	$16.455	381,158
	2008	$16.455	$7.572	370,703
	2009	$7.572	$10.022	312,497
	2010	$10.022	$10.298	274,782
	2011	$10.298	$8.173	246,380
	2012	$8.173	$9.193	204,290
	2013	$9.193	$11.115	165,431
	2014	$11.115	$10.242	151,686
	2015	$10.242	$10.331	120,607
	2016	$10.331	$10.097	112,647
AB VPS Large Cap Growth Portfolio - Class B
	2007	$13.587	$15.206	174,419
	2008	$15.206	$9.014	171,058
	2009	$9.014	$12.175	167,832
	2010	$12.175	$13.173	164,777
	2011	$13.173	$12.552	155,571
	2012	$12.552	$14.358	154,858
	2013	$14.358	$19.377	153,425
	2014	$19.377	$21.731	24,396
	2015	$21.731	$23.731	9,554
	2016	$23.731	$23.928	8,519

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Small/Mid Cap Value Portfolio - Class B
	2007	$18.886	$18.887	405,072
	2008	$18.887	$11.954	377,192
	2009	$11.954	$16.799	341,310
	2010	$16.799	$20.950	303,226
	2011	$20.950	$18.859	248,699
	2012	$18.859	$22.008	216,279
	2013	$22.008	$29.840	181,913
	2014	$29.840	$32.025	64,327
	2015	$32.025	$29.751	46,643
	2016	$29.751	$36.576	36,508
AB VPS Value Portfolio - Class B
	2007	$12.808	$12.091	19,050
	2008	$12.091	$7.025	20,073
	2009	$7.025	$8.377	26,576
	2010	$8.377	$9.194	20,951
	2011	$9.194	$8.715	14,219
	2012	$8.715	$9.920	13,054
	2013	$9.920	$13.338	6,676
	2014	$13.338	$14.554	6,254
	2015	$14.554	$13.310	5,520
	2016	$13.310	$14.592	3,728
AllianceBernstein VPS Utility Income Portfolio - Class B
	2007	$13.338	$16.034	92,399
	2008	$16.034	$9.990	87,535
	2009	$9.990	$10.807	0
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2007	$13.064	$15.095	616,037
	2008	$15.095	$8.522	606,995
	2009	$8.522	$11.372	546,762
	2010	$11.372	$13.099	511,196
	2011	$13.099	$12.545	410,157
	2012	$12.545	$14.353	339,296
	2013	$14.353	$18.515	248,741
	2014	$18.515	$20.365	181,564
	2015	$20.365	$20.145	127,538
	2016	$20.145	$21.380	114,853
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2007	$10.221	$10.567	241,766
	2008	$10.567	$10.697	394,402
	2009	$10.697	$10.588	205,940
	2010	$10.588	$10.438	261,070
	2011	$10.438	$10.284	261,617
	2012	$10.284	$10.131	244,928
	2013	$10.131	$9.981	145,081
	2014	$9.981	$9.833	124,772
	2015	$9.833	$9.688	125,901
	2016	$9.688	$9.545	271,499

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth & Income Portfolio - Service Class 2
	2007	$12.340	$13.596	130,488
	2008	$13.596	$7.782	136,035
	2009	$7.782	$9.737	154,022
	2010	$9.737	$10.987	121,837
	2011	$10.987	$10.971	403,743
	2012	$10.971	$12.779	383,923
	2013	$12.779	$16.774	369,603
	2014	$16.774	$18.215	50,890
	2015	$18.215	$17.488	42,634
	2016	$17.488	$19.951	39,089
Fidelity VIP High Income Portfolio - Service Class 2
	2007	$11.467	$11.582	125,074
	2008	$11.582	$8.541	104,911
	2009	$8.541	$12.071	97,722
	2010	$12.071	$13.517	89,694
	2011	$13.517	$13.811	77,123
	2012	$13.811	$15.505	55,365
	2013	$15.505	$16.145	39,780
	2014	$16.145	$16.048	34,765
	2015	$16.048	$15.198	25,285
	2016	$15.198	$17.093	18,422
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2007	$13.420	$15.247	145,029
	2008	$15.247	$9.071	117,210
	2009	$9.071	$12.488	99,006
	2010	$12.488	$15.817	89,770
	2011	$15.817	$13.890	77,077
	2012	$13.890	$15.676	63,232
	2013	$15.676	$20.981	52,868
	2014	$20.981	$21.915	39,545
	2015	$21.915	$21.237	36,298
	2016	$21.237	$23.416	33,615
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
	2007	$11.569	$13.028	47,261
	2008	$13.028	$8.302	47,503
	2009	$8.302	$10.874	39,674
	2010	$10.874	$12.447	34,914
	2011	$12.447	$11.673	34,757
	2012	$11.673	$12.564	25,533
	2013	$12.564	$17.016	14,563
	2014	$17.016	$17.786	11,422
	2015	$17.786	$18.286	10,320
	2016	$18.286	$17.494	10,005
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.736	$11.874	115,297
	2008	$11.874	$8.963	113,911
	2009	$8.963	$12.599	101,651
	2010	$12.599	$14.057	86,086
	2011	$14.057	$14.480	57,776
	2012	$14.480	$16.483	38,410
	2013	$16.483	$17.508	28,974
	2014	$17.508	$17.243	22,153
	2015	$17.243	$15.437	20,213
	2016	$15.437	$17.785	15,506

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$13.114	$13.403	670,626
	2008	$13.403	$9.288	613,523
	2009	$9.288	$12.406	537,837
	2010	$12.406	$13.770	504,268
	2011	$13.770	$13.889	443,342
	2012	$13.889	$15.413	369,895
	2013	$15.413	$17.300	260,955
	2014	$17.300	$17.829	197,102
	2015	$17.829	$16.324	144,735
	2016	$16.324	$18.337	126,716
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2007	$13.807	$15.212	58,649
	2008	$15.212	$10.721	77,268
	2009	$10.721	$13.024	74,138
	2010	$13.024	$14.364	68,335
	2011	$14.364	$13.732	46,792
	2012	$13.732	$15.333	36,710
	2013	$15.333	$19.276	31,917
	2014	$19.276	$20.073	19,681
	2015	$20.073	$19.052	14,153
	2016	$19.052	$21.054	13,246
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.920	$14.188	315,009
	2008	$14.188	$8.790	314,466
	2009	$8.790	$10.915	274,605
	2010	$10.915	$11.956	231,607
	2011	$11.956	$11.655	183,792
	2012	$11.655	$13.117	146,320
	2013	$13.117	$16.573	104,739
	2014	$16.573	$17.489	81,271
	2015	$17.489	$16.378	52,714
	2016	$16.378	$18.725	42,402
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.968	$17.023	490,131
	2008	$17.023	$9.998	450,901
	2009	$9.998	$13.497	417,673
	2010	$13.497	$14.414	367,289
	2011	$14.414	$12.689	287,488
	2012	$12.689	$14.779	213,541
	2013	$14.779	$17.903	175,422
	2014	$17.903	$15.673	130,662
	2015	$15.673	$14.437	94,937
	2016	$14.437	$15.243	86,586
Goldman Sachs VIT Large Cap Value Fund - Institutional
	2007	$12.723	$12.565	98,901
	2008	$12.565	$8.204	86,391
	2009	$8.204	$9.563	100,753
	2010	$9.563	$10.475	85,236
	2011	$10.475	$9.592	66,961
	2012	$9.592	$11.256	46,525
	2013	$11.256	$14.773	34,024
	2014	$14.773	$16.435	25,089
	2015	$16.435	$15.476	19,934
	2016	$15.476	$17.012	15,345

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2007	$13.029	$13.175	89,272
	2008	$13.175	$8.213	78,455
	2009	$8.213	$10.773	79,125
	2010	$10.773	$13.266	72,158
	2011	$13.266	$12.236	59,604
	2012	$12.236	$14.279	44,157
	2013	$14.279	$18.693	30,581
	2014	$18.693	$20.914	19,309
	2015	$20.914	$18.698	17,420
	2016	$18.698	$20.912	16,466
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional
	2007	$12.555	$10.300	199,227
	2008	$10.300	$6.713	154,083
	2009	$6.713	$8.443	142,981
	2010	$8.443	$10.822	112,433
	2011	$10.822	$10.733	94,342
	2012	$10.733	$11.929	73,469
	2013	$11.929	$15.938	76,900
	2014	$15.938	$16.789	41,240
	2015	$16.789	$16.187	32,204
	2016	$16.187	$19.646	27,861
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
	2007	$12.545	$12.067	142,905
	2008	$12.067	$7.544	135,257
	2009	$7.544	$9.003	128,813
	2010	$9.003	$10.008	102,918
	2011	$10.008	$10.258	83,726
	2012	$10.258	$11.566	69,742
	2013	$11.566	$15.668	49,472
	2014	$15.668	$17.961	40,724
	2015	$17.961	$17.658	34,332
	2016	$17.658	$19.263	31,448
Invesco V.I. American Franchise Fund - Series II
	2007	$13.348	$15.337	283,047
	2008	$15.337	$7.688	270,637
	2009	$7.688	$12.544	257,399
	2010	$12.544	$14.775	236,432
	2011	$14.775	$13.626	214,871
	2012	$13.626	$15.220	198,103
	2013	$15.220	$20.960	175,415
	2014	$20.960	$22.335	36,556
	2015	$22.335	$23.047	29,953
	2016	$23.047	$23.163	26,009
Invesco V.I. American Value Fund - Series II
	2007	$19.833	$21.049	366,677
	2008	$21.049	$12.146	343,148
	2009	$12.146	$16.651	282,740
	2010	$16.651	$20.042	223,582
	2011	$20.042	$19.907	162,797
	2012	$19.907	$22.958	124,954
	2013	$22.958	$30.290	96,290
	2014	$30.290	$32.667	78,339
	2015	$32.667	$29.168	58,922
	2016	$29.168	$33.108	47,870

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Capital Appreciation - Series II
	2007	$14.342	$15.784	179,289
	2008	$15.784	$8.921	156,097
	2009	$8.921	$10.609	151,806
	2010	$10.609	$12.040	145,534
	2011	$12.040	$10.898	18,647
	2012	$10.898	$12.509	0
Invesco V.I. Comstock Fund - Series II
	2007	$16.966	$16.322	1,247,455
	2008	$16.322	$10.322	1,084,514
	2009	$10.322	$13.057	956,800
	2010	$13.057	$14.882	832,972
	2011	$14.882	$14.351	640,082
	2012	$14.351	$16.812	462,986
	2013	$16.812	$22.467	319,017
	2014	$22.467	$24.146	248,841
	2015	$24.146	$22.313	194,911
	2016	$22.313	$25.715	166,577
Invesco V.I. Core Equity Fund - Series II
	2007	$10.790	$11.465	37,901
	2008	$11.465	$7.870	35,444
	2009	$7.870	$9.922	24,192
	2010	$9.922	$10.678	21,675
	2011	$10.678	$10.488	17,791
	2012	$10.488	$11.738	13,746
	2013	$11.738	$14.909	5,418
	2014	$14.909	$15.840	4,823
	2015	$15.840	$14.667	2,666
	2016	$14.667	$15.897	2,406
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$14.790	$15.136	400,777
	2008	$15.136	$9.474	382,654
	2009	$9.474	$11.567	361,947
	2010	$11.567	$12.558	300,531
	2011	$12.558	$12.363	253,338
	2012	$12.363	$14.415	213,176
	2013	$14.415	$18.570	183,756
	2014	$18.570	$20.586	54,078
	2015	$20.586	$20.648	47,305
	2016	$20.648	$23.298	43,992
Invesco V.I. Equity and Income Fund - Series II
	2007	$14.958	$15.229	293,551
	2008	$15.229	$11.600	259,710
	2009	$11.600	$13.997	241,703
	2010	$13.997	$15.447	204,662
	2011	$15.447	$15.020	201,098
	2012	$15.020	$16.628	134,583
	2013	$16.628	$20.457	85,272
	2014	$20.457	$21.919	64,104
	2015	$21.919	$21.034	54,842
	2016	$21.034	$23.795	47,452

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$12.335	229,616
	2012	$12.335	$13.781	215,643
	2013	$13.781	$16.596	195,347
	2014	$16.596	$16.428	34,638
	2015	$16.428	$15.916	32,592
	2016	$15.916	$16.700	28,607
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$18.331	$19.278	179,375
	2008	$19.278	$11.188	152,911
	2009	$11.188	$12.797	136,562
	2010	$12.797	$14.105	115,065
	2011	$14.105	$15.213	0
Invesco V.I. Growth and Income Fund - Series II
	2007	$17.224	$17.394	680,160
	2008	$17.394	$11.615	593,927
	2009	$11.615	$14.201	547,176
	2010	$14.201	$15.695	468,879
	2011	$15.695	$15.112	386,271
	2012	$15.112	$17.022	282,065
	2013	$17.022	$22.431	203,105
	2014	$22.431	$24.299	155,248
	2015	$24.299	$23.144	129,621
	2016	$23.144	$27.230	120,779
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$19.211	28,508
	2014	$19.211	$19.225	26,499
	2015	$19.225	$18.300	18,479
	2016	$18.300	$19.981	14,978
Invesco V.I. High Yield Securities Fund - Series II
	2007	$13.170	$13.478	124,315
	2008	$13.478	$10.198	108,636
	2009	$10.198	$14.493	89,135
	2010	$14.493	$15.699	81,892
	2011	$15.699	$15.721	54,561
	2012	$15.721	$18.352	37,024
	2013	$18.352	$18.928	0
Invesco V.I. Income Builder Fund - Series II
	2007	$14.996	$15.194	66,395
	2008	$15.194	$11.010	60,437
	2009	$11.010	$13.546	54,857
	2010	$13.546	$14.964	55,734
	2011	$14.964	$15.924	0
Invesco V.I. International Growth Fund - Series II
	2011	$10.000	$8.184	50,016
	2012	$8.184	$9.292	39,446
	2013	$9.292	$10.867	34,796
	2014	$10.867	$10.715	32,123
	2015	$10.715	$10.279	36,676
	2016	$10.279	$10.056	36,433

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2007	$12.491	$13.446	63,268
	2008	$13.446	$9.447	62,746
	2009	$9.447	$12.084	56,769
	2010	$12.084	$13.545	47,626
	2011	$13.545	$12.475	40,354
	2012	$12.475	$13.594	23,976
	2013	$13.594	$17.203	11,406
	2014	$17.203	$17.654	9,545
	2015	$17.654	$16.646	7,228
	2016	$16.646	$18.557	4,895
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$16.450	$19.056	47,528
	2008	$19.056	$9.980	41,039
	2009	$9.980	$15.374	37,570
	2010	$15.374	$19.275	35,110
	2011	$19.275	$17.211	29,135
	2012	$17.211	$18.925	26,239
	2013	$18.925	$25.468	19,687
	2014	$25.468	$27.018	16,482
	2015	$27.018	$26.893	7,705
	2016	$26.893	$26.645	7,298
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$15.348	$15.875	407,416
	2008	$15.875	$9.810	373,346
	2009	$9.810	$12.182	346,437
	2010	$12.182	$13.751	292,956
	2011	$13.751	$13.755	232,818
	2012	$13.755	$15.652	174,259
	2013	$15.652	$20.284	129,030
	2014	$20.284	$22.570	102,272
	2015	$22.570	$22.407	67,223
	2016	$22.407	$24.546	54,225
Invesco V.I. Value Opportunities Fund - Series II
	2007	$16.282	$16.257	275,658
	2008	$16.257	$7.702	273,811
	2009	$7.702	$11.210	246,373
	2010	$11.210	$11.810	229,535
	2011	$11.810	$11.239	87,183
	2012	$11.239	$13.026	66,154
	2013	$13.026	$17.101	47,545
	2014	$17.101	$17.922	40,919
	2015	$17.922	$15.774	37,702
	2016	$15.774	$18.325	34,080
Invesco Van Kampen V.I. International Growth Equity Fund - Series II
	2007	$10.746	$12.095	32,890
	2008	$12.095	$6.133	48,892
	2009	$6.133	$8.249	58,293
	2010	$8.249	$8.931	63,794
	2011	$8.931	$9.729	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$18.135	$21.443	29,898
	2008	$21.443	$14.058	30,057
	2009	$14.058	$16.457	27,817
	2010	$16.457	$17.305	25,412
	2011	$17.305	$19.745	17,936
	2012	$19.745	$23.036	15,909
	2013	$23.036	$26.674	13,519
	2014	$26.674	$28.219	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$17.355	$20.409	54,059
	2008	$20.409	$10.253	50,021
	2009	$10.253	$17.076	39,878
	2010	$17.076	$21.150	36,119
	2011	$21.150	$19.253	91,114
	2012	$19.253	$21.168	87,640
	2013	$21.168	$22.468	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$19.179	$21.791	190,381
	2008	$21.791	$12.269	167,982
	2009	$12.269	$15.399	164,938
	2010	$15.399	$16.226	159,148
	2011	$16.226	$14.409	30,706
	2012	$14.409	$16.772	24,581
	2013	$16.772	$21.017	17,115
	2014	$21.017	$18.764	14,128
	2015	$18.764	$17.487	12,319
	2016	$17.487	$16.754	11,610
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$17.020	$19.562	20,106
	2008	$19.562	$10.799	14,024
	2009	$10.799	$10.319	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$11.231	$11.697	1,283,976
	2008	$11.697	$10.473	1,022,830
	2009	$10.473	$12.617	952,295
	2010	$12.617	$13.549	811,502
	2011	$13.549	$13.976	610,478
	2012	$13.976	$15.671	448,539
	2013	$15.671	$15.563	369,113
	2014	$15.563	$16.465	297,395
	2015	$16.465	$15.859	252,031
	2016	$15.859	$16.668	211,524
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$10.218	$10.347	478,516
	2008	$10.347	$8.642	432,626
	2009	$8.642	$8.986	395,688
	2010	$8.986	$9.049	317,280
	2011	$9.049	$9.133	262,092
	2012	$9.133	$9.271	210,359
	2013	$9.271	$9.141	166,733
	2014	$9.141	$9.081	132,082
	2015	$9.081	$8.917	125,670
	2016	$8.917	$9.206	95,774

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$10.213	$10.529	811,058
	2008	$10.529	$10.600	734,057
	2009	$10.600	$10.444	619,830
	2010	$10.444	$10.289	595,812
	2011	$10.289	$10.137	538,780
	2012	$10.137	$9.987	457,209
	2013	$9.987	$9.839	308,638
	2014	$9.839	$9.693	253,681
	2015	$9.693	$9.550	201,320
	2016	$9.550	$9.503	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$15.411	$18.101	352,315
	2008	$18.101	$9.317	353,962
	2009	$9.317	$15.681	273,782
	2010	$15.681	$19.685	202,304
	2011	$19.685	$18.041	160,215
	2012	$18.041	$19.921	118,866
	2013	$19.921	$29.510	177,307
	2014	$29.510	$30.653	72,796
	2015	$30.653	$32.713	54,979
	2016	$32.713	$31.052	45,195
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$15.688	$16.747	162,376
	2008	$16.747	$12.505	174,371
	2009	$12.505	$14.713	193,353
	2010	$14.713	$15.436	165,038
	2011	$15.436	$13.970	104,428
	2012	$13.970	$14.680	50,357
	2013	$14.680	$15.632	0
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
	2007	$9.504	$11.528	18,204
	2008	$11.528	$6.376	38,214
	2009	$6.376	$8.895	81,908
	2010	$8.895	$10.887	140,599
	2011	$10.887	$9.916	79,842
	2012	$9.916	$10.268	72,615
	2013	$10.268	$8.627	54,341
	2014	$8.627	$6.916	48,451
	2015	$6.916	$5.064	31,766
	2016	$5.064	$5.731	29,053
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
	2007	$10.717	$11.162	15,610
	2008	$11.162	$9.383	15,555
	2009	$9.383	$12.059	24,865
	2010	$12.059	$13.311	79,426
	2011	$13.311	$13.928	44,835
	2012	$13.928	$16.156	35,514
	2013	$16.156	$14.794	30,445
	2014	$14.794	$14.779	13,446
	2015	$14.779	$14.218	9,579
	2016	$14.218	$15.855	8,520

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Real Return Portfolio - Advisor Shares
	2007	$10.132	$11.036	50,167
	2008	$11.036	$10.096	81,429
	2009	$10.096	$11.763	88,562
	2010	$11.763	$12.515	82,636
	2011	$12.515	$13.755	86,931
	2012	$13.755	$14.721	87,670
	2013	$14.721	$13.152	78,228
	2014	$13.152	$13.343	28,580
	2015	$13.343	$12.776	25,372
	2016	$12.776	$13.227	24,484
PIMCO Total Return Portfolio - Advisor Shares
	2007	$10.314	$11.040	151,523
	2008	$11.040	$11.388	244,312
	2009	$11.388	$12.784	395,682
	2010	$12.784	$13.603	345,661
	2011	$13.603	$13.870	241,198
	2012	$13.870	$14.960	204,416
	2013	$14.960	$14.434	167,569
	2014	$14.434	$14.812	124,173
	2015	$14.812	$14.643	112,383
	2016	$14.643	$14.796	105,273
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$8.113	128,237
	2010	$8.113	$9.000	107,496
	2011	$9.000	$9.037	112,263
	2012	$9.037	$10.620	93,799
	2013	$10.620	$13.853	65,769
	2014	$13.853	$15.375	55,900
	2015	$15.375	$14.685	50,281
	2016	$14.685	$16.440	45,797
Putnam VT George Putnam Balanced Fund - Class IB
	2007	$13.639	$13.563	37,076
	2008	$13.563	$7.920	23,956
	2009	$7.920	$9.801	22,348
	2010	$9.801	$10.700	22,195
	2011	$10.700	$10.833	19,174
	2012	$10.833	$12.009	17,744
	2013	$12.009	$13.971	13,009
	2014	$13.971	$15.232	12,831
	2015	$15.232	$14.835	11,181
	2016	$14.835	$15.786	8,716
Putnam VT Growth and Income Fund - Class IB
	2007	$15.939	$14.752	30,175
	2008	$14.752	$8.908	24,003
	2009	$8.908	$11.392	19,894
	2010	$11.392	$12.836	17,233
	2011	$12.836	$12.058	12,357
	2012	$12.058	$14.151	10,729
	2013	$14.151	$18.914	8,240
	2014	$18.914	$20.631	7,811
	2015	$20.631	$18.794	6,298
	2016	$18.794	$21.295	5,055
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.056	27,221

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT International Equity Fund - Class IB
	2007	$20.171	$21.531	183,199
	2008	$21.531	$11.888	156,898
	2009	$11.888	$14.595	125,977
	2010	$14.595	$15.820	104,118
	2011	$15.820	$12.945	194,772
	2012	$12.945	$15.547	181,060
	2013	$15.547	$19.614	156,588
	2014	$19.614	$18.012	31,795
	2015	$18.012	$17.769	27,366
	2016	$17.769	$17.075	21,106
Putnam VT Investors Fund - Class IB
	2007	$16.243	$15.173	368
	2008	$15.173	$9.036	307
	2009	$9.036	$11.645	183
	2010	$11.645	$13.068	138
	2011	$13.068	$12.879	96
	2012	$12.879	$14.822	0
	2013	$14.822	$19.730	0
	2014	$19.730	$22.140	0
	2015	$22.140	$21.335	0
	2016	$21.335	$23.551	0
Putnam VT New Value Fund - Class IB
	2007	$12.496	$11.707	139,578
	2008	$11.707	$6.370	142,014
	2009	$6.370	$5.999	0
Putnam VT Voyager Fund - Class IB
	2007	$13.132	$13.650	132,666
	2008	$13.650	$8.467	120,725
	2009	$8.467	$13.670	108,102
	2010	$13.670	$16.267	90,449
	2011	$16.267	$13.165	71,175
	2012	$13.165	$14.813	51,298
	2013	$14.813	$20.974	24,073
	2014	$20.974	$22.670	19,250
	2015	$22.670	$20.967	15,137
	2016	$20.967	$21.072	0
UIF Emerging Markets Debt Portfolio, Class II
	2007	$14.781	$15.491	65,439
	2008	$15.491	$12.974	55,644
	2009	$12.974	$16.629	52,234
	2010	$16.629	$17.977	45,795
	2011	$17.977	$18.929	30,337
	2012	$18.929	$21.980	21,590
	2013	$21.980	$19.757	14,667
	2014	$19.757	$20.025	12,506
	2015	$20.025	$19.494	10,519
	2016	$19.494	$21.237	9,235

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class II
	2007	$32.131	$44.456	96,914
	2008	$44.456	$18.943	85,891
	2009	$18.943	$31.746	83,569
	2010	$31.746	$37.199	80,294
	2011	$37.199	$29.962	73,007
	2012	$29.962	$35.371	59,682
	2013	$35.371	$34.460	51,847
	2014	$34.460	$32.400	31,137
	2015	$32.400	$28.500	25,853
	2016	$28.500	$29.935	23,713
UIF Global Franchise Portfolio, Class II
	2007	$17.946	$19.406	503,053
	2008	$19.406	$13.584	425,939
	2009	$13.584	$17.338	406,486
	2010	$17.338	$19.479	345,368
	2011	$19.479	$20.926	285,154
	2012	$20.926	$23.828	206,120
	2013	$23.828	$28.088	138,061
	2014	$28.088	$28.917	100,087
	2015	$28.917	$30.253	86,929
	2016	$30.253	$31.419	68,920
UIF Global Infrastructure - Class II
	2014	$10.000	$30.292	7,761
	2015	$30.292	$25.697	5,082
	2016	$25.697	$29.105	4,866
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$17.052	33,211
	2014	$17.052	$17.133	26,500
	2015	$17.133	$15.776	22,872
	2016	$15.776	$16.395	21,980
UIF Growth Portfolio, Class II
	2007	$14.404	$17.262	132,502
	2008	$17.262	$8.613	87,538
	2009	$8.613	$14.013	85,326
	2010	$14.013	$16.925	64,912
	2011	$16.925	$16.167	56,494
	2012	$16.167	$18.163	39,113
	2013	$18.163	$26.432	27,098
	2014	$26.432	$27.623	24,220
	2015	$27.623	$30.468	23,700
	2016	$30.468	$29.439	23,536
UIF Mid Cap Growth Portfolio, Class II
	2007	$19.473	$23.519	161,888
	2008	$23.519	$12.322	155,031
	2009	$12.322	$19.101	126,812
	2010	$19.101	$24.889	103,709
	2011	$24.889	$22.760	78,990
	2012	$22.760	$24.323	61,908
	2013	$24.323	$32.942	41,579
	2014	$32.942	$33.049	27,394
	2015	$33.049	$30.606	23,892
	2016	$30.606	$27.485	19,811

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Small Company Growth Portfolio, Class II
	2007	$19.529	$19.806	100,572
	2008	$19.806	$11.621	88,194
	2009	$11.621	$16.788	81,693
	2010	$16.788	$20.930	65,004
	2011	$20.930	$18.822	47,737
	2012	$18.822	$21.268	34,240
	2013	$21.268	$35.895	22,366
	2014	$35.895	$30.458	17,951
	2015	$30.458	$27.066	15,421
	2016	$27.066	$28.168	12,054
UIF U.S. Real Estate Portfolio, Class II
	2007	$26.697	$21.755	217,440
	2008	$21.755	$13.275	200,896
	2009	$13.275	$16.803	170,143
	2010	$16.803	$21.440	171,244
	2011	$21.440	$22.317	111,831
	2012	$22.317	$25.418	94,742
	2013	$25.418	$25.478	92,145
	2014	$25.478	$32.484	58,360
	2015	$32.484	$32.615	51,195
	2016	$32.615	$34.235	46,501
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.30% and an administrative expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*
With the Earnings Protection Death Benefit Option (age 0-70)
Mortality & Expense = 1.35

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$15.969	$16.486	4,745
	2008	$16.486	$9.626	5,039
	2009	$9.626	$11.407	4,580
	2010	$11.407	$12.668	3,554
	2011	$12.668	$13.231	2,757
	2012	$13.231	$15.273	2,253
	2013	$15.273	$20.240	851
	2014	$20.240	$21.780	465
	2015	$21.780	$21.750	402
	2016	$21.750	$23.787	68
AB VPS Growth Portfolio - Class B
	2007	$15.017	$16.656	12,898
	2008	$16.656	$9.414	11,613
	2009	$9.414	$12.315	12,249
	2010	$12.315	$13.920	10,010
	2011	$13.920	$13.839	5,784
	2012	$13.839	$15.475	4,765
	2013	$15.475	$20.376	1,063
	2014	$20.376	$22.663	1,059
	2015	$22.663	$24.282	1,055
	2016	$24.282	$24.112	1,051
AB VPS International Value Portfolio - Class B
	2007	$15.808	$16.432	11,906
	2008	$16.432	$7.558	11,821
	2009	$7.558	$9.999	10,718
	2010	$9.999	$10.268	10,882
	2011	$10.268	$8.145	11,781
	2012	$8.145	$9.157	9,116
	2013	$9.157	$11.066	6,100
	2014	$11.066	$10.191	5,614
	2015	$10.191	$10.276	5,063
	2016	$10.276	$10.037	5,228
AB VPS Large Cap Growth Portfolio - Class B
	2007	$13.562	$15.170	311
	2008	$15.170	$8.988	310
	2009	$8.988	$12.134	308
	2010	$12.134	$13.121	307
	2011	$13.121	$12.497	305
	2012	$12.497	$14.288	304
	2013	$14.288	$19.273	0
	2014	$19.273	$21.602	0
	2015	$21.602	$23.578	0
	2016	$23.578	$23.763	0
AB VPS Small/Mid Cap Value Portfolio - Class B
	2007	$18.851	$18.842	5,923
	2008	$18.842	$11.920	5,879
	2009	$11.920	$16.743	5,799
	2010	$16.743	$20.868	5,511
	2011	$20.868	$18.776	4,331
	2012	$18.776	$21.900	3,339
	2013	$21.900	$29.679	2,973
	2014	$29.679	$31.836	2,102
	2015	$31.836	$29.561	1,650
	2016	$29.561	$36.323	1,481

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Value Portfolio - Class B
	2007	$12.797	$12.074	749
	2008	$12.074	$7.012	446
	2009	$7.012	$8.357	443
	2010	$8.357	$9.168	442
	2011	$9.168	$8.686	441
	2012	$8.686	$9.881	439
	2013	$9.881	$13.279	438
	2014	$13.279	$14.483	437
	2015	$14.483	$13.238	436
	2016	$13.238	$14.506	435
AllianceBernstein VPS Utility Income Portfolio - Class B
	2007	$13.327	$16.013	2,561
	2008	$16.013	$9.971	1,750
	2009	$9.971	$10.783	0
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2007	$13.053	$15.075	20,734
	2008	$15.075	$8.506	20,731
	2009	$8.506	$11.345	20,562
	2010	$11.345	$13.062	19,709
	2011	$13.062	$12.503	19,131
	2012	$12.503	$14.297	12,738
	2013	$14.297	$18.434	9,311
	2014	$18.434	$20.265	8,510
	2015	$20.265	$20.036	6,682
	2016	$20.036	$21.253	6,396
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2007	$10.217	$10.558	5,917
	2008	$10.558	$10.683	5,699
	2009	$10.683	$10.568	5,689
	2010	$10.568	$10.413	5,519
	2011	$10.413	$10.254	5,426
	2012	$10.254	$10.097	5,363
	2013	$10.097	$9.942	191
	2014	$9.942	$9.790	124
	2015	$9.790	$9.640	45
	2016	$9.640	$9.494	10,620
Fidelity VIP Growth & Income Portfolio - Service Class 2
	2007	$12.329	$13.578	8,721
	2008	$13.578	$7.767	8,592
	2009	$7.767	$9.714	8,349
	2010	$9.714	$10.956	8,178
	2011	$10.956	$10.934	7,936
	2012	$10.934	$12.729	7,021
	2013	$12.729	$16.701	3,170
	2014	$16.701	$18.125	2,723
	2015	$18.125	$17.393	2,639
	2016	$17.393	$19.834	2,525

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP High Income Portfolio - Service Class 2
	2007	$11.457	$11.567	3,883
	2008	$11.567	$8.525	3,510
	2009	$8.525	$12.042	2,556
	2010	$12.042	$13.478	2,413
	2011	$13.478	$13.764	1,740
	2012	$13.764	$15.445	1,304
	2013	$15.445	$16.074	1,452
	2014	$16.074	$15.969	1,456
	2015	$15.969	$15.116	1,409
	2016	$15.116	$16.992	1,323
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2007	$13.409	$15.226	4,199
	2008	$15.226	$9.054	2,468
	2009	$9.054	$12.458	2,263
	2010	$12.458	$15.771	2,102
	2011	$15.771	$13.843	1,943
	2012	$13.843	$15.615	1,806
	2013	$15.615	$20.889	1,191
	2014	$20.889	$21.808	1,098
	2015	$21.808	$21.122	1,008
	2016	$21.122	$23.278	917
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
	2007	$11.559	$13.010	2,594
	2008	$13.010	$8.286	2,564
	2009	$8.286	$10.848	2,476
	2010	$10.848	$12.411	2,402
	2011	$12.411	$11.633	998
	2012	$11.633	$12.515	965
	2013	$12.515	$16.941	113
	2014	$16.941	$17.699	68
	2015	$17.699	$18.187	23
	2016	$18.187	$17.390	0
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.720	$11.852	7,243
	2008	$11.852	$8.941	4,708
	2009	$8.941	$12.563	4,370
	2010	$12.563	$14.009	4,153
	2011	$14.009	$14.423	3,428
	2012	$14.423	$16.410	2,651
	2013	$16.410	$17.423	2,997
	2014	$17.423	$17.150	1,909
	2015	$17.150	$15.345	1,471
	2016	$15.345	$17.671	1,419
FTVIP Franklin Income VIP Fund - Class 2
	2007	$13.097	$13.378	14,161
	2008	$13.378	$9.266	12,071
	2009	$9.266	$12.371	13,702
	2010	$12.371	$13.724	13,319
	2011	$13.724	$13.835	11,897
	2012	$13.835	$15.345	9,834
	2013	$15.345	$17.215	9,092
	2014	$17.215	$17.732	6,653
	2015	$17.732	$16.228	6,505
	2016	$16.228	$18.219	6,493

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2007	$13.795	$15.191	2,126
	2008	$15.191	$10.701	3,341
	2009	$10.701	$12.993	3,347
	2010	$12.993	$14.323	3,343
	2011	$14.323	$13.685	3,336
	2012	$13.685	$15.274	482
	2013	$15.274	$19.192	1,099
	2014	$19.192	$19.975	1,392
	2015	$19.975	$18.949	1,388
	2016	$18.949	$20.930	2,799
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.901	$14.162	16,543
	2008	$14.162	$8.769	15,285
	2009	$8.769	$10.883	15,086
	2010	$10.883	$11.915	14,890
	2011	$11.915	$11.610	13,587
	2012	$11.610	$13.059	10,460
	2013	$13.059	$16.492	3,837
	2014	$16.492	$17.394	2,659
	2015	$17.394	$16.281	2,667
	2016	$16.281	$18.605	2,545
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.948	$16.991	21,056
	2008	$16.991	$9.974	19,752
	2009	$9.974	$13.458	21,441
	2010	$13.458	$14.365	18,674
	2011	$14.365	$12.640	17,643
	2012	$12.640	$14.714	15,062
	2013	$14.714	$17.815	11,079
	2014	$17.815	$15.588	9,504
	2015	$15.588	$14.352	8,709
	2016	$14.352	$15.145	6,786
Goldman Sachs VIT Large Cap Value Fund - Institutional
	2007	$12.712	$12.548	5,906
	2008	$12.548	$8.189	3,888
	2009	$8.189	$9.540	3,426
	2010	$9.540	$10.445	3,420
	2011	$10.445	$9.559	3,034
	2012	$9.559	$11.212	2,433
	2013	$11.212	$14.708	1,677
	2014	$14.708	$16.355	2,438
	2015	$16.355	$15.392	2,427
	2016	$15.392	$16.911	2,395
Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2007	$13.018	$13.157	4,770
	2008	$13.157	$8.198	3,503
	2009	$8.198	$10.748	3,276
	2010	$10.748	$13.228	3,099
	2011	$13.228	$12.194	2,940
	2012	$12.194	$14.224	2,789
	2013	$14.224	$18.611	1,181
	2014	$18.611	$20.811	1,383
	2015	$20.811	$18.597	1,285
	2016	$18.597	$20.789	973

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional
	2007	$12.545	$10.286	13,124
	2008	$10.286	$6.700	11,789
	2009	$6.700	$8.423	11,340
	2010	$8.423	$10.791	10,704
	2011	$10.791	$10.697	6,345
	2012	$10.697	$11.883	5,667
	2013	$11.883	$15.868	1,467
	2014	$15.868	$16.706	1,140
	2015	$16.706	$16.099	1,096
	2016	$16.099	$19.530	965
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
	2007	$12.534	$12.050	4,346
	2008	$12.050	$7.530	4,409
	2009	$7.530	$8.982	4,343
	2010	$8.982	$9.979	4,232
	2011	$9.979	$10.223	3,897
	2012	$10.223	$11.521	3,013
	2013	$11.521	$15.599	1,773
	2014	$15.599	$17.873	1,274
	2015	$17.873	$17.563	1,168
	2016	$17.563	$19.149	1,116
Invesco V.I. American Franchise Fund - Series II
	2007	$13.324	$15.301	2,669
	2008	$15.301	$7.666	2,038
	2009	$7.666	$12.502	1,883
	2010	$12.502	$14.718	1,024
	2011	$14.718	$13.566	721
	2012	$13.566	$15.146	635
	2013	$15.146	$20.847	558
	2014	$20.847	$22.203	495
	2015	$22.203	$22.899	404
	2016	$22.899	$23.002	404
Invesco V.I. American Value Fund - Series II
	2007	$19.796	$20.999	7,144
	2008	$20.999	$12.111	7,434
	2009	$12.111	$16.595	6,337
	2010	$16.595	$19.964	5,752
	2011	$19.964	$19.819	5,429
	2012	$19.819	$22.846	4,315
	2013	$22.846	$30.127	2,926
	2014	$30.127	$32.474	2,298
	2015	$32.474	$28.981	1,953
	2016	$28.981	$32.879	1,479
Invesco V.I. Capital Appreciation - Series II
	2007	$14.315	$15.747	0
	2008	$15.747	$8.895	0
	2009	$8.895	$10.573	0
	2010	$10.573	$11.993	0
	2011	$11.993	$10.850	0
	2012	$10.850	$12.452	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Comstock Fund - Series II
	2007	$16.934	$16.284	34,655
	2008	$16.284	$10.293	29,905
	2009	$10.293	$13.013	29,677
	2010	$13.013	$14.824	26,540
	2011	$14.824	$14.288	23,845
	2012	$14.288	$16.730	20,520
	2013	$16.730	$22.345	13,082
	2014	$22.345	$24.004	11,078
	2015	$24.004	$22.170	9,825
	2016	$22.170	$25.538	6,280
Invesco V.I. Core Equity Fund - Series II
	2007	$10.786	$11.456	2,664
	2008	$11.456	$7.859	2,653
	2009	$7.859	$9.903	2,635
	2010	$9.903	$10.653	2,319
	2011	$10.653	$10.458	2,068
	2012	$10.458	$11.698	449
	2013	$11.698	$14.851	0
	2014	$14.851	$15.770	0
	2015	$15.770	$14.595	0
	2016	$14.595	$15.811	0
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$14.762	$15.100	9,135
	2008	$15.100	$9.447	8,758
	2009	$9.447	$11.528	7,746
	2010	$11.528	$12.509	3,308
	2011	$12.509	$12.309	2,220
	2012	$12.309	$14.345	2,020
	2013	$14.345	$18.469	1,830
	2014	$18.469	$20.465	0
	2015	$20.465	$20.515	0
	2016	$20.515	$23.137	1,989
Invesco V.I. Equity and Income Fund - Series II
	2007	$14.930	$15.193	5,005
	2008	$15.193	$11.566	5,610
	2009	$11.566	$13.949	5,886
	2010	$13.949	$15.387	5,820
	2011	$15.387	$14.954	5,758
	2012	$14.954	$16.547	3,551
	2013	$16.547	$20.346	0
	2014	$20.346	$21.789	0
	2015	$21.789	$20.899	0
	2016	$20.899	$23.631	0
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$12.281	2,181
	2012	$12.281	$13.713	1,780
	2013	$13.713	$16.506	1,331
	2014	$16.506	$16.331	1,368
	2015	$16.331	$15.814	1,328
	2016	$15.814	$16.584	1,323

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$18.297	$19.233	3,202
	2008	$19.233	$11.156	3,143
	2009	$11.156	$12.754	2,695
	2010	$12.754	$14.050	2,337
	2011	$14.050	$15.151	0
Invesco V.I. Growth and Income Fund - Series II
	2007	$17.192	$17.353	18,502
	2008	$17.353	$11.582	14,445
	2009	$11.582	$14.153	16,560
	2010	$14.153	$15.634	14,504
	2011	$15.634	$15.046	12,922
	2012	$15.046	$16.939	10,458
	2013	$16.939	$22.310	8,301
	2014	$22.310	$24.155	7,584
	2015	$24.155	$22.995	6,211
	2016	$22.995	$27.041	5,960
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$19.108	1,431
	2014	$19.108	$19.112	1,085
	2015	$19.112	$18.183	1,050
	2016	$18.183	$19.843	1,036
Invesco V.I. High Yield Securities Fund - Series II
	2007	$13.145	$13.447	3,133
	2008	$13.447	$10.168	2,842
	2009	$10.168	$14.444	2,650
	2010	$14.444	$15.638	2,622
	2011	$15.638	$15.652	1,481
	2012	$15.652	$18.262	1,399
	2013	$18.262	$18.832	0
Invesco V.I. Income Builder Fund - Series II
	2007	$14.968	$15.158	156
	2008	$15.158	$10.978	156
	2009	$10.978	$13.501	154
	2010	$13.501	$14.906	153
	2011	$14.906	$15.859	0
Invesco V.I. International Growth Fund - Series II
	2011	$10.000	$8.161	3,129
	2012	$8.161	$9.261	3,043
	2013	$9.261	$10.825	2,336
	2014	$10.825	$10.668	2,273
	2015	$10.668	$10.229	2,202
	2016	$10.229	$10.001	2,160
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2007	$12.474	$13.421	1,566
	2008	$13.421	$9.424	1,531
	2009	$9.424	$12.050	1,556
	2010	$12.050	$13.499	1,086
	2011	$13.499	$12.427	658
	2012	$12.427	$13.534	651
	2013	$13.534	$17.119	607
	2014	$17.119	$17.558	597
	2015	$17.558	$16.548	593
	2016	$16.548	$18.438	584

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$16.420	$19.011	2,165
	2008	$19.011	$9.951	2,146
	2009	$9.951	$15.322	2,129
	2010	$15.322	$19.200	0
	2011	$19.200	$17.136	0
	2012	$17.136	$18.833	0
	2013	$18.833	$25.330	0
	2014	$25.330	$26.858	0
	2015	$26.858	$26.720	0
	2016	$26.720	$26.460	0
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$15.320	$15.837	21,112
	2008	$15.837	$9.782	19,675
	2009	$9.782	$12.141	18,517
	2010	$12.141	$13.698	14,785
	2011	$13.698	$13.694	13,984
	2012	$13.694	$15.575	9,325
	2013	$15.575	$20.174	8,307
	2014	$20.174	$22.437	6,668
	2015	$22.437	$22.263	6,293
	2016	$22.263	$24.376	5,997
Invesco V.I. Value Opportunities Fund - Series II
	2007	$16.252	$16.219	3,541
	2008	$16.219	$7.680	4,353
	2009	$7.680	$11.172	3,298
	2010	$11.172	$11.764	3,040
	2011	$11.764	$11.190	1,948
	2012	$11.190	$12.962	1,341
	2013	$12.962	$17.009	1,096
	2014	$17.009	$17.817	631
	2015	$17.817	$15.673	558
	2016	$15.673	$18.198	89
Invesco Van Kampen V.I. International Growth Equity Fund - Series II
	2007	$10.742	$12.084	3,155
	2008	$12.084	$6.125	3,345
	2009	$6.125	$8.234	3,218
	2010	$8.234	$8.910	3,168
	2011	$8.910	$9.704	0
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$18.101	$21.392	1,232
	2008	$21.392	$14.018	1,140
	2009	$14.018	$16.401	1,026
	2010	$16.401	$17.238	584
	2011	$17.238	$19.658	504
	2012	$19.658	$22.923	430
	2013	$22.923	$26.530	370
	2014	$26.530	$28.063	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$17.323	$20.361	0
	2008	$20.361	$10.224	0
	2009	$10.224	$17.018	0
	2010	$17.018	$21.067	0
	2011	$21.067	$19.168	0
	2012	$19.168	$21.064	0
	2013	$21.064	$22.354	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$19.144	$21.740	321
	2008	$21.740	$12.234	321
	2009	$12.234	$15.347	320
	2010	$15.347	$16.163	320
	2011	$16.163	$14.346	47
	2012	$14.346	$16.690	46
	2013	$16.690	$20.903	46
	2014	$20.903	$18.653	46
	2015	$18.653	$17.375	0
	2016	$17.375	$16.638	0
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$16.988	$19.516	254
	2008	$19.516	$10.768	314
	2009	$10.768	$10.288	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$11.210	$11.669	49,888
	2008	$11.669	$10.443	41,253
	2009	$10.443	$12.574	37,518
	2010	$12.574	$13.496	36,670
	2011	$13.496	$13.915	31,786
	2012	$13.915	$15.594	22,682
	2013	$15.594	$15.479	14,704
	2014	$15.479	$16.368	12,248
	2015	$16.368	$15.757	11,367
	2016	$15.757	$16.553	9,901
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$10.199	$10.323	7,430
	2008	$10.323	$8.617	6,960
	2009	$8.617	$8.956	7,120
	2010	$8.956	$9.014	7,300
	2011	$9.014	$9.093	7,117
	2012	$9.093	$9.225	7,356
	2013	$9.225	$9.092	2,089
	2014	$9.092	$9.027	2,110
	2015	$9.027	$8.860	2,047
	2016	$8.860	$9.142	5,062
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$10.194	$10.504	30,361
	2008	$10.504	$10.570	47,661
	2009	$10.570	$10.408	29,702
	2010	$10.408	$10.249	42,666
	2011	$10.249	$10.093	28,080
	2012	$10.093	$9.938	25,330
	2013	$9.938	$9.786	21,875
	2014	$9.786	$9.636	17,927
	2015	$9.636	$9.489	10,195
	2016	$9.489	$9.441	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$15.383	$18.058	12,272
	2008	$18.058	$9.290	12,187
	2009	$9.290	$15.628	10,319
	2010	$15.628	$19.608	8,317
	2011	$19.608	$17.962	7,125
	2012	$17.962	$19.824	5,690
	2013	$19.824	$29.350	4,091
	2014	$29.350	$30.472	2,711
	2015	$30.472	$32.504	1,614
	2016	$32.504	$30.838	1,505
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$15.659	$16.708	2,581
	2008	$16.708	$12.469	608
	2009	$12.469	$14.664	569
	2010	$14.664	$15.376	537
	2011	$15.376	$13.909	507
	2012	$13.909	$14.609	479
	2013	$14.609	$15.553	0
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
	2007	$9.501	$11.518	943
	2008	$11.518	$6.367	4,664
	2009	$6.367	$8.878	4,150
	2010	$8.878	$10.861	3,833
	2011	$10.861	$9.888	3,998
	2012	$9.888	$10.234	4,149
	2013	$10.234	$8.593	4,356
	2014	$8.593	$6.886	5,204
	2015	$6.886	$5.040	6,554
	2016	$5.040	$5.700	6,201
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
	2007	$10.714	$11.152	293
	2008	$11.152	$9.370	1,545
	2009	$9.370	$12.036	1,515
	2010	$12.036	$13.279	1,511
	2011	$13.279	$13.888	1,444
	2012	$13.888	$16.101	1,380
	2013	$16.101	$14.737	1,222
	2014	$14.737	$14.714	1,193
	2015	$14.714	$14.148	1,132
	2016	$14.148	$15.770	1,100
PIMCO Real Return Portfolio - Advisor Shares
	2007	$10.129	$11.026	0
	2008	$11.026	$10.082	500
	2009	$10.082	$11.741	2,964
	2010	$11.741	$12.486	2,925
	2011	$12.486	$13.716	2,854
	2012	$13.716	$14.671	8,876
	2013	$14.671	$13.101	2,153
	2014	$13.101	$13.284	2,146
	2015	$13.284	$12.713	2,139
	2016	$12.713	$13.155	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Total Return Portfolio - Advisor Shares
	2007	$10.311	$11.030	3,554
	2008	$11.030	$11.372	4,532
	2009	$11.372	$12.760	7,145
	2010	$12.760	$13.570	6,971
	2011	$13.570	$13.831	6,713
	2012	$13.831	$14.910	4,816
	2013	$14.910	$14.378	4,436
	2014	$14.378	$14.747	4,240
	2015	$14.747	$14.571	4,036
	2016	$14.571	$14.716	3,898
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$8.094	4,367
	2010	$8.094	$8.974	4,206
	2011	$8.974	$9.006	3,948
	2012	$9.006	$10.579	2,795
	2013	$10.579	$13.792	1,447
	2014	$13.792	$15.299	1,108
	2015	$15.299	$14.605	1,042
	2016	$14.605	$16.343	958
Putnam VT George Putnam Balanced Fund - Class IB
	2007	$13.613	$13.530	371
	2008	$13.530	$7.897	335
	2009	$7.897	$9.768	293
	2010	$9.768	$10.659	257
	2011	$10.659	$10.785	225
	2012	$10.785	$11.950	194
	2013	$11.950	$13.895	167
	2014	$13.895	$15.142	143
	2015	$15.142	$14.740	118
	2016	$14.740	$15.677	93
Putnam VT Growth and Income Fund - Class IB
	2007	$15.909	$14.717	474
	2008	$14.717	$8.883	471
	2009	$8.883	$11.353	468
	2010	$11.353	$12.786	466
	2011	$12.786	$12.005	464
	2012	$12.005	$14.081	461
	2013	$14.081	$18.811	0
	2014	$18.811	$20.510	0
	2015	$20.510	$18.674	0
	2016	$18.674	$21.148	0
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.055	0
Putnam VT International Equity Fund - Class IB
	2007	$20.134	$21.480	6,350
	2008	$21.480	$11.854	6,149
	2009	$11.854	$14.546	5,610
	2010	$14.546	$15.758	4,485
	2011	$15.758	$12.888	3,354
	2012	$12.888	$15.471	3,107
	2013	$15.471	$19.508	2,683
	2014	$19.508	$17.906	2,805
	2015	$17.906	$17.655	2,701
	2016	$17.655	$16.957	1,922

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Investors Fund - Class IB
	2007	$16.213	$15.137	0
	2008	$15.137	$9.010	0
	2009	$9.010	$11.605	0
	2010	$11.605	$13.017	0
	2011	$13.017	$12.823	0
	2012	$12.823	$14.749	0
	2013	$14.749	$19.623	0
	2014	$19.623	$22.009	0
	2015	$22.009	$21.199	0
	2016	$21.199	$23.389	0
Putnam VT New Value Fund - Class IB
	2007	$12.485	$11.691	4,054
	2008	$11.691	$6.359	4,867
	2009	$6.359	$5.987	0
Putnam VT Voyager Fund - Class IB
	2007	$13.108	$13.617	1,608
	2008	$13.617	$8.442	1,563
	2009	$8.442	$13.624	1,341
	2010	$13.624	$16.204	1,105
	2011	$16.204	$13.107	353
	2012	$13.107	$14.741	353
	2013	$14.741	$20.860	306
	2014	$20.860	$22.536	0
	2015	$22.536	$20.832	0
	2016	$20.832	$20.927	0
UIF Emerging Markets Debt Portfolio, Class II
	2007	$14.754	$15.454	2,318
	2008	$15.454	$12.937	1,622
	2009	$12.937	$16.573	1,605
	2010	$16.573	$17.908	1,616
	2011	$17.908	$18.846	1,558
	2012	$18.846	$21.872	1,508
	2013	$21.872	$19.650	1,305
	2014	$19.650	$19.906	883
	2015	$19.906	$19.369	826
	2016	$19.369	$21.090	822
UIF Emerging Markets Equity Portfolio, Class II
	2007	$32.072	$44.351	1,892
	2008	$44.351	$18.889	1,381
	2009	$18.889	$31.639	1,293
	2010	$31.639	$37.054	1,245
	2011	$37.054	$29.831	4,323
	2012	$29.831	$35.198	1,172
	2013	$35.198	$34.274	937
	2014	$34.274	$32.209	935
	2015	$32.209	$28.317	916
	2016	$28.317	$29.728	906

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Global Franchise Portfolio, Class II
	2007	$17.913	$19.360	15,286
	2008	$19.360	$13.545	11,250
	2009	$13.545	$17.280	10,661
	2010	$17.280	$19.404	9,193
	2011	$19.404	$20.834	5,253
	2012	$20.834	$23.711	4,179
	2013	$23.711	$27.936	3,440
	2014	$27.936	$28.746	2,969
	2015	$28.746	$30.059	1,635
	2016	$30.059	$31.202	1,436
UIF Global Infrastructure - Class II
	2014	$10.000	$30.114	0
	2015	$30.114	$25.533	0
	2016	$25.533	$28.903	0
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$16.960	145
	2014	$16.960	$17.032	124
	2015	$17.032	$15.675	103
	2016	$15.675	$16.282	81
UIF Growth Portfolio, Class II
	2007	$14.378	$17.222	1,565
	2008	$17.222	$8.589	1,565
	2009	$8.589	$13.965	1,565
	2010	$13.965	$16.859	1,565
	2011	$16.859	$16.096	1,565
	2012	$16.096	$18.074	1,565
	2013	$18.074	$26.289	1,565
	2014	$26.289	$27.460	1,565
	2015	$27.460	$30.273	1,565
	2016	$30.273	$29.235	1,565
UIF Mid Cap Growth Portfolio, Class II
	2007	$19.437	$23.464	5,167
	2008	$23.464	$12.286	5,137
	2009	$12.286	$19.037	4,829
	2010	$19.037	$24.792	4,449
	2011	$24.792	$22.660	3,716
	2012	$22.660	$24.204	2,327
	2013	$24.204	$32.764	1,959
	2014	$32.764	$32.854	991
	2015	$32.854	$30.410	665
	2016	$30.410	$27.295	700
UIF Small Company Growth Portfolio, Class II
	2007	$19.492	$19.759	667
	2008	$19.759	$11.588	662
	2009	$11.588	$16.731	658
	2010	$16.731	$20.849	654
	2011	$20.849	$18.739	411
	2012	$18.739	$21.163	408
	2013	$21.163	$35.701	643
	2014	$35.701	$30.278	692
	2015	$30.278	$26.893	612
	2016	$26.893	$27.974	622

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class II
	2007	$26.647	$21.703	8,771
	2008	$21.703	$13.236	6,641
	2009	$13.236	$16.746	5,851
	2010	$16.746	$21.357	5,269
	2011	$21.357	$22.219	3,980
	2012	$22.219	$25.294	3,638
	2013	$25.294	$25.340	2,571
	2014	$25.340	$32.292	2,034
	2015	$32.292	$32.406	1,569
	2016	$32.406	$33.998	1,293
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.35% and an administrative expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*
With the Enhanced Beneficiary Protection (Annual Increase) Option
Mortality & Expense = 1.4

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$15.939	$16.447	58,439
	2008	$16.447	$9.598	57,173
	2009	$9.598	$11.368	54,643
	2010	$11.368	$12.619	50,994
	2011	$12.619	$13.173	37,549
	2012	$13.173	$15.198	32,441
	2013	$15.198	$20.131	25,429
	2014	$20.131	$21.651	18,139
	2015	$21.651	$21.611	14,064
	2016	$21.611	$23.623	11,732
AB VPS Growth Portfolio - Class B
	2007	$14.989	$16.617	49,119
	2008	$16.617	$9.387	45,332
	2009	$9.387	$12.273	40,381
	2010	$12.273	$13.866	37,014
	2011	$13.866	$13.778	34,540
	2012	$13.778	$15.399	29,079
	2013	$15.399	$20.266	20,490
	2014	$20.266	$22.529	18,150
	2015	$22.529	$24.126	11,751
	2016	$24.126	$23.946	10,653
AB VPS International Value Portfolio - Class B
	2007	$15.795	$16.410	63,033
	2008	$16.410	$7.544	69,636
	2009	$7.544	$9.975	63,632
	2010	$9.975	$10.238	59,153
	2011	$10.238	$8.117	58,001
	2012	$8.117	$9.122	51,140
	2013	$9.122	$11.017	38,896
	2014	$11.017	$10.141	33,640
	2015	$10.141	$10.220	28,638
	2016	$10.220	$9.978	20,851
AB VPS Large Cap Growth Portfolio - Class B
	2007	$13.537	$15.134	8,831
	2008	$15.134	$8.962	8,540
	2009	$8.962	$12.093	8,570
	2010	$12.093	$13.070	7,365
	2011	$13.070	$12.442	6,431
	2012	$12.442	$14.218	4,855
	2013	$14.218	$19.169	2,492
	2014	$19.169	$21.475	1,577
	2015	$21.475	$23.427	1,450
	2016	$23.427	$23.598	1,480

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Small/Mid Cap Value Portfolio - Class B
	2007	$18.816	$18.798	51,084
	2008	$18.798	$11.886	49,969
	2009	$11.886	$16.686	36,628
	2010	$16.686	$20.787	33,506
	2011	$20.787	$18.693	30,766
	2012	$18.693	$21.793	24,337
	2013	$21.793	$29.518	19,231
	2014	$29.518	$31.648	16,247
	2015	$31.648	$29.371	14,855
	2016	$29.371	$36.072	13,070
AB VPS Value Portfolio - Class B
	2007	$12.786	$12.058	13,421
	2008	$12.058	$6.999	13,741
	2009	$6.999	$8.337	6,934
	2010	$8.337	$9.141	6,774
	2011	$9.141	$8.657	4,564
	2012	$8.657	$9.843	4,335
	2013	$9.843	$13.221	3,460
	2014	$13.221	$14.412	1,989
	2015	$14.412	$13.166	1,724
	2016	$13.166	$14.420	1,617
AllianceBernstein VPS Utility Income Portfolio - Class B
	2007	$13.316	$15.991	7,302
	2008	$15.991	$9.953	5,627
	2009	$9.953	$10.759	0
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2007	$13.042	$15.054	69,975
	2008	$15.054	$8.490	66,546
	2009	$8.490	$11.318	63,334
	2010	$11.318	$13.024	62,308
	2011	$13.024	$12.460	53,819
	2012	$12.460	$14.241	44,395
	2013	$14.241	$18.353	36,997
	2014	$18.353	$20.166	33,679
	2015	$20.166	$19.928	25,878
	2016	$19.928	$21.128	18,504
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2007	$10.214	$10.549	44,391
	2008	$10.549	$10.668	69,180
	2009	$10.668	$10.548	65,722
	2010	$10.548	$10.388	65,083
	2011	$10.388	$10.225	62,819
	2012	$10.225	$10.063	62,269
	2013	$10.063	$9.904	30,699
	2014	$9.904	$9.747	17,833
	2015	$9.747	$9.593	16,477
	2016	$9.593	$9.442	92,869

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth & Income Portfolio - Service Class 2
	2007	$12.319	$13.560	26,911
	2008	$13.560	$7.753	25,252
	2009	$7.753	$9.691	23,797
	2010	$9.691	$10.924	21,483
	2011	$10.924	$10.897	18,872
	2012	$10.897	$12.680	16,673
	2013	$12.680	$16.627	12,499
	2014	$16.627	$18.036	8,969
	2015	$18.036	$17.299	8,728
	2016	$17.299	$19.716	6,495
Fidelity VIP High Income Portfolio - Service Class 2
	2007	$11.448	$11.551	40,514
	2008	$11.551	$8.509	35,932
	2009	$8.509	$12.014	33,459
	2010	$12.014	$13.439	29,173
	2011	$13.439	$13.718	21,233
	2012	$13.718	$15.385	17,892
	2013	$15.385	$16.003	16,460
	2014	$16.003	$15.891	15,564
	2015	$15.891	$15.034	15,010
	2016	$15.034	$16.892	11,987
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2007	$13.398	$15.206	23,765
	2008	$15.206	$9.037	24,492
	2009	$9.037	$12.429	21,447
	2010	$12.429	$15.726	19,349
	2011	$15.726	$13.797	18,387
	2012	$13.797	$15.554	13,667
	2013	$15.554	$20.797	11,268
	2014	$20.797	$21.701	8,018
	2015	$21.701	$21.008	3,452
	2016	$21.008	$23.140	3,264
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
	2007	$11.550	$12.993	3,351
	2008	$12.993	$8.271	4,424
	2009	$8.271	$10.823	5,634
	2010	$10.823	$12.375	4,844
	2011	$12.375	$11.594	2,590
	2012	$11.594	$12.466	2,376
	2013	$12.466	$16.867	1,706
	2014	$16.867	$17.612	1,218
	2015	$17.612	$18.088	0
	2016	$18.088	$17.287	0
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.704	$11.830	20,706
	2008	$11.830	$8.920	18,610
	2009	$8.920	$12.527	22,601
	2010	$12.527	$13.962	20,861
	2011	$13.962	$14.367	18,560
	2012	$14.367	$16.338	16,108
	2013	$16.338	$17.337	15,673
	2014	$17.337	$17.057	10,948
	2015	$17.057	$15.255	10,186
	2016	$15.255	$17.557	5,085

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$13.079	$13.354	72,827
	2008	$13.354	$9.244	75,789
	2009	$9.244	$12.335	70,114
	2010	$12.335	$13.677	62,294
	2011	$13.677	$13.781	49,041
	2012	$13.781	$15.278	44,991
	2013	$15.278	$17.131	40,342
	2014	$17.131	$17.637	38,929
	2015	$17.637	$16.132	20,729
	2016	$16.132	$18.102	16,212
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2007	$13.784	$15.171	14,204
	2008	$15.171	$10.681	15,035
	2009	$10.681	$12.962	20,550
	2010	$12.962	$14.281	18,235
	2011	$14.281	$13.639	10,939
	2012	$13.639	$15.214	9,889
	2013	$15.214	$19.107	9,174
	2014	$19.107	$19.877	8,554
	2015	$19.877	$18.847	3,500
	2016	$18.847	$20.806	1,111
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.882	$14.136	46,078
	2008	$14.136	$8.749	46,084
	2009	$8.749	$10.852	40,783
	2010	$10.852	$11.875	37,351
	2011	$11.875	$11.565	34,071
	2012	$11.565	$13.002	27,100
	2013	$13.002	$16.411	22,419
	2014	$16.411	$17.300	20,361
	2015	$17.300	$16.185	12,837
	2016	$16.185	$18.486	8,055
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.927	$16.959	83,944
	2008	$16.959	$9.950	79,077
	2009	$9.950	$13.420	64,268
	2010	$13.420	$14.317	59,187
	2011	$14.317	$12.591	58,472
	2012	$12.591	$14.649	50,585
	2013	$14.649	$17.728	40,431
	2014	$17.728	$15.504	34,596
	2015	$15.504	$14.267	29,901
	2016	$14.267	$15.048	18,660
Goldman Sachs VIT Large Cap Value Fund - Institutional
	2007	$12.702	$12.531	18,422
	2008	$12.531	$8.174	17,833
	2009	$8.174	$9.517	15,857
	2010	$9.517	$10.415	13,110
	2011	$10.415	$9.527	9,925
	2012	$9.527	$11.168	8,278
	2013	$11.168	$14.643	5,223
	2014	$14.643	$16.275	3,268
	2015	$16.275	$15.309	3,210
	2016	$15.309	$16.811	1,169

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2007	$13.007	$13.139	9,802
	2008	$13.139	$8.183	7,691
	2009	$8.183	$10.722	7,463
	2010	$10.722	$13.190	7,233
	2011	$13.190	$12.153	6,991
	2012	$12.153	$14.168	5,455
	2013	$14.168	$18.529	4,498
	2014	$18.529	$20.709	4,455
	2015	$20.709	$18.496	4,035
	2016	$18.496	$20.666	3,981
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional
	2007	$12.534	$10.272	37,918
	2008	$10.272	$6.688	33,805
	2009	$6.688	$8.403	27,019
	2010	$8.403	$10.760	20,006
	2011	$10.760	$10.661	18,175
	2012	$10.661	$11.837	14,360
	2013	$11.837	$15.798	10,786
	2014	$15.798	$16.624	6,932
	2015	$16.624	$16.012	6,551
	2016	$16.012	$19.414	4,214
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
	2007	$12.524	$12.034	29,713
	2008	$12.034	$7.516	28,725
	2009	$7.516	$8.960	27,207
	2010	$8.960	$9.950	22,553
	2011	$9.950	$10.189	19,865
	2012	$10.189	$11.476	15,765
	2013	$11.476	$15.531	11,387
	2014	$15.531	$17.785	8,282
	2015	$17.785	$17.468	8,151
	2016	$17.468	$19.036	5,335
Invesco V.I. American Franchise Fund - Series II
	2007	$13.299	$15.264	34,286
	2008	$15.264	$7.644	31,954
	2009	$7.644	$12.460	28,877
	2010	$12.460	$14.661	26,109
	2011	$14.661	$13.506	20,813
	2012	$13.506	$15.072	22,226
	2013	$15.072	$20.735	19,398
	2014	$20.735	$22.072	15,283
	2015	$22.072	$22.753	6,670
	2016	$22.753	$22.843	6,125
Invesco V.I. American Value Fund - Series II
	2007	$19.760	$20.949	63,650
	2008	$20.949	$12.077	63,759
	2009	$12.077	$16.539	52,371
	2010	$16.539	$19.886	42,971
	2011	$19.886	$19.732	37,002
	2012	$19.732	$22.734	26,559
	2013	$22.734	$29.964	21,107
	2014	$29.964	$32.282	16,634
	2015	$32.282	$28.795	16,194
	2016	$28.795	$32.652	10,914

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Capital Appreciation - Series II
	2007	$14.289	$15.710	5,429
	2008	$15.710	$8.870	5,391
	2009	$8.870	$10.537	5,312
	2010	$10.537	$11.946	4,817
	2011	$11.946	$10.803	3,882
	2012	$10.803	$12.395	0
Invesco V.I. Comstock Fund - Series II
	2007	$16.903	$16.245	243,296
	2008	$16.245	$10.263	216,585
	2009	$10.263	$12.969	197,247
	2010	$12.969	$14.766	178,686
	2011	$14.766	$14.226	156,191
	2012	$14.226	$16.648	127,141
	2013	$16.648	$22.225	97,693
	2014	$22.225	$23.862	78,370
	2015	$23.862	$22.028	70,343
	2016	$22.028	$25.361	63,040
Invesco V.I. Core Equity Fund - Series II
	2007	$10.782	$11.446	5,485
	2008	$11.446	$7.848	5,439
	2009	$7.848	$9.885	4,980
	2010	$9.885	$10.627	5,000
	2011	$10.627	$10.428	4,988
	2012	$10.428	$11.659	4,892
	2013	$11.659	$14.794	4,191
	2014	$14.794	$15.701	3,744
	2015	$15.701	$14.523	3,769
	2016	$14.523	$15.725	3,018
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$14.735	$15.065	67,096
	2008	$15.065	$9.420	55,074
	2009	$9.420	$11.489	50,186
	2010	$11.489	$12.460	44,706
	2011	$12.460	$12.255	41,706
	2012	$12.255	$14.275	40,021
	2013	$14.275	$18.370	32,463
	2014	$18.370	$20.344	18,308
	2015	$20.344	$20.384	13,290
	2016	$20.384	$22.977	14,211
Invesco V.I. Equity and Income Fund - Series II
	2007	$14.903	$15.157	77,407
	2008	$15.157	$11.533	66,451
	2009	$11.533	$13.902	59,675
	2010	$13.902	$15.327	53,031
	2011	$15.327	$14.888	52,987
	2012	$14.888	$16.466	41,700
	2013	$16.466	$20.236	28,774
	2014	$20.236	$21.661	24,933
	2015	$21.661	$20.765	29,771
	2016	$20.765	$23.468	24,590

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$12.227	33,503
	2012	$12.227	$13.646	30,815
	2013	$13.646	$16.417	21,356
	2014	$16.417	$16.234	19,720
	2015	$16.234	$15.713	15,286
	2016	$15.713	$16.469	12,904
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$18.263	$19.187	47,105
	2008	$19.187	$11.124	45,371
	2009	$11.124	$12.711	40,943
	2010	$12.711	$13.996	38,538
	2011	$13.996	$15.090	0
Invesco V.I. Growth and Income Fund - Series II
	2007	$17.160	$17.312	126,353
	2008	$17.312	$11.549	118,325
	2009	$11.549	$14.105	102,265
	2010	$14.105	$15.573	92,555
	2011	$15.573	$14.979	77,973
	2012	$14.979	$16.856	60,105
	2013	$16.856	$22.189	48,564
	2014	$22.189	$24.012	36,331
	2015	$24.012	$22.848	31,639
	2016	$22.848	$26.854	28,186
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$19.004	5,910
	2014	$19.004	$18.999	4,861
	2015	$18.999	$18.066	4,329
	2016	$18.066	$19.705	3,823
Invesco V.I. High Yield Securities Fund - Series II
	2007	$13.121	$13.415	20,647
	2008	$13.415	$10.139	17,956
	2009	$10.139	$14.395	14,637
	2010	$14.395	$15.577	13,123
	2011	$15.577	$15.583	6,962
	2012	$15.583	$18.172	6,517
	2013	$18.172	$18.737	0
Invesco V.I. Income Builder Fund - Series II
	2007	$14.940	$15.123	19,327
	2008	$15.123	$10.947	18,068
	2009	$10.947	$13.455	16,435
	2010	$13.455	$14.848	14,731
	2011	$14.848	$15.795	0
Invesco V.I. International Growth Fund - Series II
	2011	$10.000	$8.137	1,825
	2012	$8.137	$9.229	1,796
	2013	$9.229	$10.783	501
	2014	$10.783	$10.621	498
	2015	$10.621	$10.178	883
	2016	$10.178	$9.947	491

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2007	$12.457	$13.396	5,660
	2008	$13.396	$9.402	5,534
	2009	$9.402	$12.015	4,227
	2010	$12.015	$13.453	4,185
	2011	$13.453	$12.378	4,278
	2012	$12.378	$13.475	2,790
	2013	$13.475	$17.035	2,550
	2014	$17.035	$17.463	1,750
	2015	$17.463	$16.450	1,780
	2016	$16.450	$18.320	801
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$16.389	$18.966	9,906
	2008	$18.966	$9.923	9,794
	2009	$9.923	$15.270	9,700
	2010	$15.270	$19.126	9,164
	2011	$19.126	$17.060	7,329
	2012	$17.060	$18.740	6,266
	2013	$18.740	$25.193	2,910
	2014	$25.193	$26.700	2,298
	2015	$26.700	$26.549	1,305
	2016	$26.549	$26.277	1,193
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$15.291	$15.800	179,210
	2008	$15.800	$9.754	163,080
	2009	$9.754	$12.100	154,195
	2010	$12.100	$13.645	139,023
	2011	$13.645	$13.634	124,913
	2012	$13.634	$15.499	115,156
	2013	$15.499	$20.065	61,270
	2014	$20.065	$22.304	40,127
	2015	$22.304	$22.120	33,982
	2016	$22.120	$24.207	26,769
Invesco V.I. Value Opportunities Fund - Series II
	2007	$16.222	$16.180	37,044
	2008	$16.180	$7.658	38,935
	2009	$7.658	$11.134	33,633
	2010	$11.134	$11.718	31,734
	2011	$11.718	$11.141	25,459
	2012	$11.141	$12.899	23,395
	2013	$12.899	$16.917	14,438
	2014	$16.917	$17.711	11,565
	2015	$17.711	$15.572	11,012
	2016	$15.572	$18.072	9,984
Invesco Van Kampen V.I. International Growth Equity Fund - Series II
	2007	$10.739	$12.074	3,562
	2008	$12.074	$6.116	3,716
	2009	$6.116	$8.219	4,240
	2010	$8.219	$8.888	3,732
	2011	$8.888	$9.680	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$18.067	$21.342	3,813
	2008	$21.342	$13.977	3,177
	2009	$13.977	$16.346	2,309
	2010	$16.346	$17.171	2,300
	2011	$17.171	$19.572	2,249
	2012	$19.572	$22.811	2,241
	2013	$22.811	$26.387	783
	2014	$26.387	$27.906	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$17.291	$20.312	14,033
	2008	$20.312	$10.194	13,924
	2009	$10.194	$16.960	6,230
	2010	$16.960	$20.986	6,019
	2011	$20.986	$19.084	5,502
	2012	$19.084	$20.961	5,292
	2013	$20.961	$22.241	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$19.108	$21.688	15,546
	2008	$21.688	$12.199	13,833
	2009	$12.199	$15.295	12,776
	2010	$15.295	$16.100	12,174
	2011	$16.100	$14.283	11,560
	2012	$14.283	$16.608	11,342
	2013	$16.608	$20.790	6,365
	2014	$20.790	$18.543	5,041
	2015	$18.543	$17.264	2,715
	2016	$17.264	$16.523	2,437
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$16.957	$19.469	3,995
	2008	$19.469	$10.737	2,900
	2009	$10.737	$10.256	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$11.189	$11.642	305,236
	2008	$11.642	$10.413	247,609
	2009	$10.413	$12.532	225,564
	2010	$12.532	$13.444	199,383
	2011	$13.444	$13.854	156,491
	2012	$13.854	$15.518	138,887
	2013	$15.518	$15.395	123,255
	2014	$15.395	$16.271	106,441
	2015	$16.271	$15.656	95,700
	2016	$15.656	$16.438	69,594
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$10.180	$10.298	160,685
	2008	$10.298	$8.592	132,528
	2009	$8.592	$8.926	137,579
	2010	$8.926	$8.979	127,041
	2011	$8.979	$9.053	107,675
	2012	$9.053	$9.180	91,552
	2013	$9.180	$9.043	96,929
	2014	$9.043	$8.974	80,625
	2015	$8.974	$8.803	69,867
	2016	$8.803	$9.079	52,850

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$10.175	$10.480	220,687
	2008	$10.480	$10.539	178,733
	2009	$10.539	$10.373	151,039
	2010	$10.373	$10.209	136,619
	2011	$10.209	$10.048	111,042
	2012	$10.048	$9.889	105,645
	2013	$9.889	$9.733	107,785
	2014	$9.733	$9.579	97,789
	2015	$9.579	$9.428	91,546
	2016	$9.428	$9.379	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$15.354	$18.015	60,377
	2008	$18.015	$9.263	57,203
	2009	$9.263	$15.575	46,481
	2010	$15.575	$19.532	37,875
	2011	$19.532	$17.883	28,952
	2012	$17.883	$19.726	27,149
	2013	$19.726	$29.192	23,572
	2014	$29.192	$30.291	16,332
	2015	$30.291	$32.295	13,559
	2016	$32.295	$30.624	13,131
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$15.630	$16.668	39,425
	2008	$16.668	$12.433	33,600
	2009	$12.433	$14.614	31,782
	2010	$14.614	$15.316	30,891
	2011	$15.316	$13.848	24,561
	2012	$13.848	$14.537	22,255
	2013	$14.537	$15.474	0
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
	2007	$9.497	$11.508	5,630
	2008	$11.508	$6.359	3,837
	2009	$6.359	$8.862	5,450
	2010	$8.862	$10.835	9,015
	2011	$10.835	$9.859	4,193
	2012	$9.859	$10.199	3,938
	2013	$10.199	$8.560	3,705
	2014	$8.560	$6.855	3,614
	2015	$6.855	$5.015	3,671
	2016	$5.015	$5.669	3,502
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
	2007	$10.710	$11.143	1,461
	2008	$11.143	$9.357	2,726
	2009	$9.357	$12.014	1,937
	2010	$12.014	$13.248	2,482
	2011	$13.248	$13.848	1,653
	2012	$13.848	$16.047	2,049
	2013	$16.047	$14.680	2,390
	2014	$14.680	$14.649	2,387
	2015	$14.649	$14.079	1,206
	2016	$14.079	$15.684	1,438

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Real Return Portfolio - Advisor Shares
	2007	$10.125	$11.017	25,531
	2008	$11.017	$10.068	29,315
	2009	$10.068	$11.719	29,180
	2010	$11.719	$12.456	12,879
	2011	$12.456	$13.676	10,898
	2012	$13.676	$14.622	8,562
	2013	$14.622	$13.050	8,093
	2014	$13.050	$13.226	7,209
	2015	$13.226	$12.651	5,028
	2016	$12.651	$13.084	2,311
PIMCO Total Return Portfolio - Advisor Shares
	2007	$10.307	$11.021	32,524
	2008	$11.021	$11.357	47,009
	2009	$11.357	$12.736	55,043
	2010	$12.736	$13.538	74,760
	2011	$13.538	$13.791	60,662
	2012	$13.791	$14.859	46,083
	2013	$14.859	$14.322	41,730
	2014	$14.322	$14.682	40,197
	2015	$14.682	$14.499	28,630
	2016	$14.499	$14.637	24,215
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$8.075	21,326
	2010	$8.075	$8.948	17,115
	2011	$8.948	$8.976	15,129
	2012	$8.976	$10.538	13,420
	2013	$10.538	$13.732	9,268
	2014	$13.732	$15.224	5,864
	2015	$15.224	$14.526	5,823
	2016	$14.526	$16.246	2,708
Putnam VT George Putnam Balanced Fund - Class IB
	2007	$13.588	$13.498	16,728
	2008	$13.498	$7.874	13,943
	2009	$7.874	$9.735	13,006
	2010	$9.735	$10.617	11,097
	2011	$10.617	$10.738	8,963
	2012	$10.738	$11.892	8,719
	2013	$11.892	$13.820	8,276
	2014	$13.820	$15.053	4,273
	2015	$15.053	$14.646	4,150
	2016	$14.646	$15.568	4,156
Putnam VT Growth and Income Fund - Class IB
	2007	$15.879	$14.682	9,054
	2008	$14.682	$8.857	8,700
	2009	$8.857	$11.315	7,365
	2010	$11.315	$12.736	6,707
	2011	$12.736	$11.952	5,875
	2012	$11.952	$14.013	5,553
	2013	$14.013	$18.710	1,651
	2014	$18.710	$20.388	1,399
	2015	$20.388	$18.554	1,298
	2016	$18.554	$21.002	1,293

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.055	6,093
Putnam VT International Equity Fund - Class IB
	2007	$20.096	$21.429	27,144
	2008	$21.429	$11.820	21,761
	2009	$11.820	$14.497	20,765
	2010	$14.497	$15.697	19,881
	2011	$15.697	$12.832	18,338
	2012	$12.832	$15.395	14,791
	2013	$15.395	$19.403	10,678
	2014	$19.403	$17.800	7,413
	2015	$17.800	$17.542	5,710
	2016	$17.542	$16.840	5,329
Putnam VT Investors Fund - Class IB
	2007	$16.183	$15.101	789
	2008	$15.101	$8.984	904
	2009	$8.984	$11.566	710
	2010	$11.566	$12.967	695
	2011	$12.967	$12.766	0
	2012	$12.766	$14.677	0
	2013	$14.677	$19.517	0
	2014	$19.517	$21.879	0
	2015	$21.879	$21.062	0
	2016	$21.062	$23.227	0
Putnam VT New Value Fund - Class IB
	2007	$12.474	$11.675	23,237
	2008	$11.675	$6.347	24,658
	2009	$6.347	$5.976	0
Putnam VT Voyager Fund - Class IB
	2007	$13.084	$13.585	26,951
	2008	$13.585	$8.418	16,584
	2009	$8.418	$13.578	14,269
	2010	$13.578	$16.141	12,916
	2011	$16.141	$13.050	11,478
	2012	$13.050	$14.669	11,279
	2013	$14.669	$20.748	9,989
	2014	$20.748	$22.403	3,740
	2015	$22.403	$20.699	3,241
	2016	$20.699	$20.784	0
UIF Emerging Markets Debt Portfolio, Class II
	2007	$14.726	$15.417	12,717
	2008	$15.417	$12.899	11,209
	2009	$12.899	$16.517	10,798
	2010	$16.517	$17.838	9,872
	2011	$17.838	$18.764	8,162
	2012	$18.764	$21.765	6,847
	2013	$21.765	$19.544	7,297
	2014	$19.544	$19.789	4,971
	2015	$19.789	$19.245	4,843
	2016	$19.245	$20.944	2,943

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class II
	2007	$32.012	$44.246	16,803
	2008	$44.246	$18.835	16,310
	2009	$18.835	$31.532	15,029
	2010	$31.532	$36.910	15,246
	2011	$36.910	$29.700	13,300
	2012	$29.700	$35.025	8,731
	2013	$35.025	$34.089	6,428
	2014	$34.089	$32.018	4,837
	2015	$32.018	$28.135	3,473
	2016	$28.135	$29.523	3,300
UIF Global Franchise Portfolio, Class II
	2007	$17.880	$19.315	98,634
	2008	$19.315	$13.506	86,349
	2009	$13.506	$17.221	83,163
	2010	$17.221	$19.328	74,100
	2011	$19.328	$20.743	60,397
	2012	$20.743	$23.595	52,330
	2013	$23.595	$27.785	46,352
	2014	$27.785	$28.577	33,714
	2015	$28.577	$29.866	30,571
	2016	$29.866	$30.986	23,059
UIF Global Infrastructure - Class II
	2014	$10.000	$29.936	558
	2015	$29.936	$25.369	534
	2016	$25.369	$28.704	296
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$16.868	12,791
	2014	$16.868	$16.931	10,619
	2015	$16.931	$15.574	9,065
	2016	$15.574	$16.169	8,182
UIF Growth Portfolio, Class II
	2007	$14.351	$17.181	21,996
	2008	$17.181	$8.564	20,451
	2009	$8.564	$13.918	14,718
	2010	$13.918	$16.794	13,322
	2011	$16.794	$16.025	8,211
	2012	$16.025	$17.986	5,942
	2013	$17.986	$26.147	5,784
	2014	$26.147	$27.298	5,049
	2015	$27.298	$30.079	4,191
	2016	$30.079	$29.033	4,340
UIF Mid Cap Growth Portfolio, Class II
	2007	$19.401	$23.408	44,276
	2008	$23.408	$12.251	40,339
	2009	$12.251	$18.972	33,543
	2010	$18.972	$24.696	30,247
	2011	$24.696	$22.560	24,438
	2012	$22.560	$24.085	21,112
	2013	$24.085	$32.587	17,955
	2014	$32.587	$32.660	14,988
	2015	$32.660	$30.215	11,546
	2016	$30.215	$27.107	11,011

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Small Company Growth Portfolio, Class II
	2007	$19.456	$19.712	19,495
	2008	$19.712	$11.554	17,476
	2009	$11.554	$16.675	17,295
	2010	$16.675	$20.768	15,772
	2011	$20.768	$18.657	12,478
	2012	$18.657	$21.060	11,623
	2013	$21.060	$35.508	9,508
	2014	$35.508	$30.100	8,644
	2015	$30.100	$26.720	7,498
	2016	$26.720	$27.780	6,718
UIF U.S. Real Estate Portfolio, Class II
	2007	$26.598	$21.652	47,741
	2008	$21.652	$13.198	48,020
	2009	$13.198	$16.689	44,809
	2010	$16.689	$21.274	39,618
	2011	$21.274	$22.122	30,901
	2012	$22.122	$25.170	25,153
	2013	$25.170	$25.203	22,808
	2014	$25.203	$32.102	14,635
	2015	$32.102	$32.199	12,054
	2016	$32.199	$33.763	9,905
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*
With the Earnings Protection Death Benefit Option (Age 71-79)
Mortality & Expense = 1.5

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$15.880	$16.369	999
	2008	$16.369	$9.543	1,315
	2009	$9.543	$11.291	1,345
	2010	$11.291	$12.521	1,325
	2011	$12.521	$13.057	1,163
	2012	$13.057	$15.050	658
	2013	$15.050	$19.914	457
	2014	$19.914	$21.396	439
	2015	$21.396	$21.334	399
	2016	$21.334	$23.297	357
AB VPS Growth Portfolio - Class B
	2007	$14.933	$16.538	7,348
	2008	$16.538	$9.333	8,717
	2009	$9.333	$12.191	8,344
	2010	$12.191	$13.758	6,950
	2011	$13.758	$13.657	6,820
	2012	$13.657	$15.249	3,411
	2013	$15.249	$20.047	3,270
	2014	$20.047	$22.263	3,149
	2015	$22.263	$23.817	2,334
	2016	$23.817	$23.615	2,262
AB VPS International Value Portfolio - Class B
	2007	$15.768	$16.365	9,990
	2008	$16.365	$7.516	14,075
	2009	$7.516	$9.928	12,485
	2010	$9.928	$10.180	12,862
	2011	$10.180	$8.062	15,105
	2012	$8.062	$9.051	9,265
	2013	$9.051	$10.920	5,024
	2014	$10.920	$10.042	3,641
	2015	$10.042	$10.110	3,215
	2016	$10.110	$9.860	3,056
AB VPS Large Cap Growth Portfolio - Class B
	2007	$13.486	$15.062	0
	2008	$15.062	$8.911	0
	2009	$8.911	$12.011	0
	2010	$12.011	$12.969	0
	2011	$12.969	$12.333	0
	2012	$12.333	$14.079	0
	2013	$14.079	$18.962	0
	2014	$18.962	$21.221	0
	2015	$21.221	$23.127	0
	2016	$23.127	$23.273	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Small/Mid Cap Value Portfolio - Class B
	2007	$18.746	$18.709	8,630
	2008	$18.709	$11.817	6,398
	2009	$11.817	$16.573	5,966
	2010	$16.573	$20.626	4,682
	2011	$20.626	$18.530	3,950
	2012	$18.530	$21.580	2,364
	2013	$21.580	$29.200	2,274
	2014	$29.200	$31.275	2,197
	2015	$31.275	$28.995	1,819
	2016	$28.995	$35.574	1,763
AB VPS Value Portfolio - Class B
	2007	$12.765	$12.025	1,337
	2008	$12.025	$6.973	1,223
	2009	$6.973	$8.297	1,223
	2010	$8.297	$9.089	1,156
	2011	$9.089	$8.598	1,085
	2012	$8.598	$9.766	1,019
	2013	$9.766	$13.104	956
	2014	$13.104	$14.271	891
	2015	$14.271	$13.024	822
	2016	$13.024	$14.250	755
AllianceBernstein VPS Utility Income Portfolio - Class B
	2007	$13.293	$15.948	4,056
	2008	$15.948	$9.915	3,595
	2009	$9.915	$10.711	0
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2007	$13.020	$15.013	16,942
	2008	$15.013	$8.458	13,128
	2009	$8.458	$11.265	12,178
	2010	$11.265	$12.949	9,687
	2011	$12.949	$12.376	8,978
	2012	$12.376	$14.130	6,414
	2013	$14.130	$18.192	4,844
	2014	$18.192	$19.968	4,756
	2015	$19.968	$19.713	4,671
	2016	$19.713	$20.878	4,528
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2007	$10.207	$10.531	7,534
	2008	$10.531	$10.639	30,599
	2009	$10.639	$10.509	31,909
	2010	$10.509	$10.339	29,607
	2011	$10.339	$10.166	26,844
	2012	$10.166	$9.995	20,199
	2013	$9.995	$9.827	17,739
	2014	$9.827	$9.661	3,206
	2015	$9.661	$9.499	2,943
	2016	$9.499	$9.340	8,019
Fidelity VIP Growth & Income Portfolio - Service Class 2
	2007	$12.298	$13.523	16,769
	2008	$13.523	$7.724	19,211
	2009	$7.724	$9.645	17,459
	2010	$9.645	$10.861	16,582
	2011	$10.861	$10.823	15,958
	2012	$10.823	$12.581	9,229
	2013	$12.581	$16.481	7,701
	2014	$16.481	$17.860	6,892
	2015	$17.860	$17.112	6,638
	2016	$17.112	$19.484	6,311

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP High Income Portfolio - Service Class 2
	2007	$11.428	$11.520	7,028
	2008	$11.520	$8.478	6,610
	2009	$8.478	$11.957	5,789
	2010	$11.957	$13.362	5,296
	2011	$13.362	$13.625	4,932
	2012	$13.625	$15.266	2,252
	2013	$15.266	$15.863	2,211
	2014	$15.863	$15.736	1,853
	2015	$15.736	$14.872	1,717
	2016	$14.872	$16.693	1,486
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2007	$13.375	$15.164	7,108
	2008	$15.164	$9.003	6,628
	2009	$9.003	$12.370	6,252
	2010	$12.370	$15.635	5,331
	2011	$15.635	$13.703	5,204
	2012	$13.703	$15.433	5,084
	2013	$15.433	$20.615	4,877
	2014	$20.615	$21.489	4,792
	2015	$21.489	$20.781	4,709
	2016	$20.781	$22.867	2,913
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
	2007	$11.530	$12.957	3,161
	2008	$12.957	$8.240	2,985
	2009	$8.240	$10.771	2,671
	2010	$10.771	$12.304	2,452
	2011	$12.304	$11.516	2,403
	2012	$11.516	$12.369	2,261
	2013	$12.369	$16.718	791
	2014	$16.718	$17.439	700
	2015	$17.439	$17.893	585
	2016	$17.893	$17.084	558
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.673	$11.786	1,832
	2008	$11.786	$8.878	1,872
	2009	$8.878	$12.455	1,664
	2010	$12.455	$13.868	1,623
	2011	$13.868	$14.256	1,575
	2012	$14.256	$16.195	841
	2013	$16.195	$17.168	766
	2014	$17.168	$16.873	815
	2015	$16.873	$15.075	806
	2016	$15.075	$17.333	657
FTVIP Franklin Income VIP Fund - Class 2
	2007	$13.044	$13.304	18,547
	2008	$13.304	$9.200	10,501
	2009	$9.200	$12.264	9,411
	2010	$12.264	$13.585	8,083
	2011	$13.585	$13.674	5,699
	2012	$13.674	$15.144	6,756
	2013	$15.144	$16.963	4,745
	2014	$16.963	$17.446	4,541
	2015	$17.446	$15.941	4,232
	2016	$15.941	$17.871	3,942

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2007	$13.760	$15.129	0
	2008	$15.129	$10.641	519
	2009	$10.641	$12.901	516
	2010	$12.901	$14.199	514
	2011	$14.199	$13.547	512
	2012	$13.547	$15.096	0
	2013	$15.096	$18.940	0
	2014	$18.940	$19.682	0
	2015	$19.682	$18.643	0
	2016	$18.643	$20.561	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.845	$14.083	7,202
	2008	$14.083	$8.707	6,676
	2009	$8.707	$10.790	5,644
	2010	$10.790	$11.795	5,416
	2011	$11.795	$11.475	4,497
	2012	$11.475	$12.888	3,284
	2013	$12.888	$16.251	3,153
	2014	$16.251	$17.114	2,775
	2015	$17.114	$15.994	2,693
	2016	$15.994	$18.249	2,578
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.887	$16.896	17,386
	2008	$16.896	$9.903	8,850
	2009	$9.903	$13.342	7,540
	2010	$13.342	$14.220	7,272
	2011	$14.220	$12.493	6,250
	2012	$12.493	$14.521	4,602
	2013	$14.521	$17.555	4,360
	2014	$17.555	$15.337	3,599
	2015	$15.337	$14.099	3,519
	2016	$14.099	$14.856	3,349
Goldman Sachs VIT Large Cap Value Fund - Institutional
	2007	$12.680	$12.497	2,872
	2008	$12.497	$8.143	5,151
	2009	$8.143	$9.472	4,917
	2010	$9.472	$10.355	4,700
	2011	$10.355	$9.462	4,440
	2012	$9.462	$11.082	1,861
	2013	$11.082	$14.515	1,481
	2014	$14.515	$16.115	821
	2015	$16.115	$15.144	522
	2016	$15.144	$16.613	253
Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2007	$12.985	$13.104	0
	2008	$13.104	$8.152	0
	2009	$8.152	$10.672	0
	2010	$10.672	$13.114	0
	2011	$13.114	$12.071	0
	2012	$12.071	$14.058	0
	2013	$14.058	$18.367	0
	2014	$18.367	$20.507	0
	2015	$20.507	$18.297	0
	2016	$18.297	$20.422	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional
	2007	$12.513	$10.244	4,160
	2008	$10.244	$6.663	2,343
	2009	$6.663	$8.363	2,086
	2010	$8.363	$10.698	1,238
	2011	$10.698	$10.589	1,206
	2012	$10.589	$11.745	727
	2013	$11.745	$15.660	659
	2014	$15.660	$16.462	227
	2015	$16.462	$15.839	212
	2016	$15.839	$19.185	164
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
	2007	$12.502	$12.001	6,538
	2008	$12.001	$7.488	7,033
	2009	$7.488	$8.918	6,727
	2010	$8.918	$9.893	6,482
	2011	$9.893	$10.120	6,125
	2012	$10.120	$11.387	3,603
	2013	$11.387	$15.394	1,854
	2014	$15.394	$17.611	1,088
	2015	$17.611	$17.279	972
	2016	$17.279	$18.811	822
Invesco V.I. American Franchise Fund - Series II
	2007	$13.249	$15.192	4,953
	2008	$15.192	$7.600	3,897
	2009	$7.600	$12.376	3,537
	2010	$12.376	$14.547	3,408
	2011	$14.547	$13.388	3,291
	2012	$13.388	$14.924	2,753
	2013	$14.924	$20.511	2,663
	2014	$20.511	$21.811	2,586
	2015	$21.811	$22.461	2,511
	2016	$22.461	$22.528	2,433
Invesco V.I. American Value Fund - Series II
	2007	$19.686	$20.850	6,715
	2008	$20.850	$12.007	6,252
	2009	$12.007	$16.427	4,758
	2010	$16.427	$19.732	4,157
	2011	$19.732	$19.559	3,927
	2012	$19.559	$22.511	2,274
	2013	$22.511	$29.641	1,463
	2014	$29.641	$31.901	823
	2015	$31.901	$28.427	659
	2016	$28.427	$32.201	535
Invesco V.I. Capital Appreciation - Series II
	2007	$14.235	$15.635	0
	2008	$15.635	$8.819	0
	2009	$8.819	$10.466	0
	2010	$10.466	$11.854	0
	2011	$11.854	$10.708	0
	2012	$10.708	$12.282	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Comstock Fund - Series II
	2007	$16.840	$16.168	20,778
	2008	$16.168	$10.204	17,742
	2009	$10.204	$12.881	17,189
	2010	$12.881	$14.652	15,057
	2011	$14.652	$14.101	10,792
	2012	$14.101	$16.485	9,103
	2013	$16.485	$21.985	6,038
	2014	$21.985	$23.580	4,758
	2015	$23.580	$21.746	2,074
	2016	$21.746	$25.011	650
Invesco V.I. Core Equity Fund - Series II
	2007	$10.775	$11.426	0
	2008	$11.426	$7.827	0
	2009	$7.827	$9.848	0
	2010	$9.848	$10.577	0
	2011	$10.577	$10.368	0
	2012	$10.368	$11.580	0
	2013	$11.580	$14.678	0
	2014	$14.678	$15.563	0
	2015	$15.563	$14.381	0
	2016	$14.381	$15.556	0
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$14.680	$14.993	6,469
	2008	$14.993	$9.366	4,689
	2009	$9.366	$11.412	4,368
	2010	$11.412	$12.363	4,255
	2011	$12.363	$12.147	4,138
	2012	$12.147	$14.135	4,018
	2013	$14.135	$18.171	2,463
	2014	$18.171	$20.104	2,391
	2015	$20.104	$20.123	2,322
	2016	$20.123	$22.660	2,250
Invesco V.I. Equity and Income Fund - Series II
	2007	$14.847	$15.086	14,481
	2008	$15.086	$11.467	11,565
	2009	$11.467	$13.808	10,902
	2010	$13.808	$15.208	10,757
	2011	$15.208	$14.757	10,618
	2012	$14.757	$16.305	8,030
	2013	$16.305	$20.018	7,680
	2014	$20.018	$21.405	7,439
	2015	$21.405	$20.499	5,739
	2016	$20.499	$23.144	4,091
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$12.120	2,638
	2012	$12.120	$13.512	1,591
	2013	$13.512	$16.240	1,585
	2014	$16.240	$16.043	1,268
	2015	$16.043	$15.512	1,264
	2016	$15.512	$16.242	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$18.195	$19.096	2,386
	2008	$19.096	$11.060	2,519
	2009	$11.060	$12.625	2,548
	2010	$12.625	$13.887	2,536
	2011	$13.887	$14.968	0
Invesco V.I. Growth and Income Fund - Series II
	2007	$17.096	$17.230	7,443
	2008	$17.230	$11.482	7,292
	2009	$11.482	$14.010	6,964
	2010	$14.010	$15.452	6,668
	2011	$15.452	$14.848	6,330
	2012	$14.848	$16.691	4,088
	2013	$16.691	$21.950	3,502
	2014	$21.950	$23.729	1,498
	2015	$23.729	$22.555	378
	2016	$22.555	$26.484	314
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$18.799	265
	2014	$18.799	$18.775	277
	2015	$18.775	$17.835	283
	2016	$17.835	$19.434	271
Invesco V.I. High Yield Securities Fund - Series II
	2007	$13.072	$13.351	1,566
	2008	$13.351	$10.081	720
	2009	$10.081	$14.298	601
	2010	$14.298	$15.456	593
	2011	$15.456	$15.446	418
	2012	$15.446	$17.995	253
	2013	$17.995	$18.548	0
Invesco V.I. Income Builder Fund - Series II
	2007	$14.885	$15.051	0
	2008	$15.051	$10.884	0
	2009	$10.884	$13.364	0
	2010	$13.364	$14.733	0
	2011	$14.733	$15.667	0
Invesco V.I. International Growth Fund - Series II
	2011	$10.000	$8.091	4,209
	2012	$8.091	$9.167	3,767
	2013	$9.167	$10.699	1,233
	2014	$10.699	$10.527	1,164
	2015	$10.527	$10.079	1,038
	2016	$10.079	$9.840	969
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2007	$12.424	$13.346	0
	2008	$13.346	$9.357	0
	2009	$9.357	$11.946	0
	2010	$11.946	$13.362	0
	2011	$13.362	$12.282	0
	2012	$12.282	$13.357	0
	2013	$13.357	$16.868	0
	2014	$16.868	$17.275	0
	2015	$17.275	$16.256	0
	2016	$16.256	$18.086	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$16.329	$18.876	3,412
	2008	$18.876	$9.866	3,412
	2009	$9.866	$15.167	3,412
	2010	$15.167	$18.977	3,412
	2011	$18.977	$16.911	3,412
	2012	$16.911	$18.557	3,412
	2013	$18.557	$24.921	3,206
	2014	$24.921	$26.385	3,078
	2015	$26.385	$26.209	2,914
	2016	$26.209	$25.915	2,743
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$15.234	$15.725	33,003
	2008	$15.725	$9.698	35,025
	2009	$9.698	$12.018	34,047
	2010	$12.018	$13.539	33,293
	2011	$13.539	$13.515	32,930
	2012	$13.515	$15.347	25,659
	2013	$15.347	$19.849	9,904
	2014	$19.849	$22.041	6,830
	2015	$22.041	$21.837	3,829
	2016	$21.837	$23.873	3,491
Invesco V.I. Value Opportunities Fund - Series II
	2007	$16.162	$16.104	1,015
	2008	$16.104	$7.614	1,648
	2009	$7.614	$11.059	1,375
	2010	$11.059	$11.627	1,426
	2011	$11.627	$11.043	1,375
	2012	$11.043	$12.773	775
	2013	$12.773	$16.735	544
	2014	$16.735	$17.502	537
	2015	$17.502	$15.373	553
	2016	$15.373	$17.823	467
Invesco Van Kampen V.I. International Growth Equity Fund - Series II
	2007	$10.731	$12.054	4,139
	2008	$12.054	$6.100	4,785
	2009	$6.100	$8.188	4,296
	2010	$8.188	$8.846	4,184
	2011	$8.846	$9.630	0
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$18.000	$21.241	593
	2008	$21.241	$13.897	593
	2009	$13.897	$16.235	593
	2010	$16.235	$17.038	593
	2011	$17.038	$19.400	0
	2012	$19.400	$22.588	0
	2013	$22.588	$26.102	0
	2014	$26.102	$27.597	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$17.226	$20.216	0
	2008	$20.216	$10.136	0
	2009	$10.136	$16.846	0
	2010	$16.846	$20.823	0
	2011	$20.823	$18.917	0
	2012	$18.917	$20.756	0
	2013	$20.756	$22.017	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$19.037	$21.585	0
	2008	$21.585	$12.128	0
	2009	$12.128	$15.192	0
	2010	$15.192	$15.975	0
	2011	$15.975	$14.158	0
	2012	$14.158	$16.445	0
	2013	$16.445	$20.566	0
	2014	$20.566	$18.324	0
	2015	$18.324	$17.043	0
	2016	$17.043	$16.295	0
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$16.894	$19.377	0
	2008	$19.377	$10.675	0
	2009	$10.675	$10.194	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$11.148	$11.586	39,996
	2008	$11.586	$10.353	27,587
	2009	$10.353	$12.447	26,918
	2010	$12.447	$13.339	25,748
	2011	$13.339	$13.733	23,265
	2012	$13.733	$15.366	12,737
	2013	$15.366	$15.229	12,444
	2014	$15.229	$16.079	9,061
	2015	$16.079	$15.456	8,464
	2016	$15.456	$16.211	7,595
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$10.143	$10.249	3,880
	2008	$10.249	$8.543	3,880
	2009	$8.543	$8.865	3,880
	2010	$8.865	$8.909	3,880
	2011	$8.909	$8.974	3,880
	2012	$8.974	$9.090	3,880
	2013	$9.090	$8.945	3,645
	2014	$8.945	$8.868	3,501
	2015	$8.868	$8.690	3,314
	2016	$8.690	$8.954	3,119
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$10.137	$10.430	22,227
	2008	$10.430	$10.479	14,489
	2009	$10.479	$10.303	15,634
	2010	$10.303	$10.130	15,155
	2011	$10.130	$9.960	13,620
	2012	$9.960	$9.792	9,998
	2013	$9.792	$9.628	9,196
	2014	$9.628	$9.466	7,867
	2015	$9.466	$9.307	6,338
	2016	$9.307	$9.256	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$15.297	$17.930	11,323
	2008	$17.930	$9.210	7,487
	2009	$9.210	$15.470	6,578
	2010	$15.470	$19.380	5,544
	2011	$19.380	$17.726	5,319
	2012	$17.726	$19.534	4,502
	2013	$19.534	$28.877	2,721
	2014	$28.877	$29.934	2,713
	2015	$29.934	$31.882	1,205
	2016	$31.882	$30.202	1,177
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$15.572	$16.589	4,334
	2008	$16.589	$12.362	4,328
	2009	$12.362	$14.515	4,319
	2010	$14.515	$15.197	4,312
	2011	$15.197	$13.726	1,409
	2012	$13.726	$14.395	1,402
	2013	$14.395	$15.318	0
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
	2007	$9.491	$11.489	0
	2008	$11.489	$6.341	0
	2009	$6.341	$8.829	0
	2010	$8.829	$10.784	0
	2011	$10.784	$9.802	0
	2012	$9.802	$10.130	0
	2013	$10.130	$8.493	0
	2014	$8.493	$6.795	0
	2015	$6.795	$4.966	0
	2016	$4.966	$5.608	0
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
	2007	$10.703	$11.124	0
	2008	$11.124	$9.332	2,406
	2009	$9.332	$11.969	2,387
	2010	$11.969	$13.185	2,370
	2011	$13.185	$13.769	2,353
	2012	$13.769	$15.938	0
	2013	$15.938	$14.565	0
	2014	$14.565	$14.521	0
	2015	$14.521	$13.941	0
	2016	$13.941	$15.515	0
PIMCO Real Return Portfolio - Advisor Shares
	2007	$10.118	$10.998	1,774
	2008	$10.998	$10.041	2,311
	2009	$10.041	$11.675	2,181
	2010	$11.675	$12.397	2,071
	2011	$12.397	$13.598	1,967
	2012	$13.598	$14.523	0
	2013	$14.523	$12.948	0
	2014	$12.948	$13.110	0
	2015	$13.110	$12.527	0
	2016	$12.527	$12.943	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Total Return Portfolio - Advisor Shares
	2007	$10.300	$11.002	22,612
	2008	$11.002	$11.326	23,885
	2009	$11.326	$12.689	24,248
	2010	$12.689	$13.474	23,227
	2011	$13.474	$13.712	21,099
	2012	$13.712	$14.759	6,664
	2013	$14.759	$14.211	3,553
	2014	$14.211	$14.554	3,271
	2015	$14.554	$14.357	2,879
	2016	$14.357	$14.479	2,600
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$8.037	6,143
	2010	$8.037	$8.897	5,764
	2011	$8.897	$8.915	5,616
	2012	$8.915	$10.456	3,170
	2013	$10.456	$13.611	1,815
	2014	$13.611	$15.075	1,057
	2015	$15.075	$14.369	979
	2016	$14.369	$16.055	810
Putnam VT George Putnam Balanced Fund - Class IB
	2007	$13.538	$13.435	791
	2008	$13.435	$7.829	760
	2009	$7.829	$9.669	745
	2010	$9.669	$10.535	741
	2011	$10.535	$10.644	738
	2012	$10.644	$11.775	3,422
	2013	$11.775	$13.671	643
	2014	$13.671	$14.875	599
	2015	$14.875	$14.458	0
	2016	$14.458	$15.353	0
Putnam VT Growth and Income Fund - Class IB
	2007	$15.820	$14.612	0
	2008	$14.612	$8.806	0
	2009	$8.806	$11.238	0
	2010	$11.238	$12.637	0
	2011	$12.637	$11.847	0
	2012	$11.847	$13.875	0
	2013	$13.875	$18.508	0
	2014	$18.508	$20.148	0
	2015	$20.148	$18.316	0
	2016	$18.316	$20.712	0
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.053	0
Putnam VT International Equity Fund - Class IB
	2007	$20.022	$21.328	943
	2008	$21.328	$11.752	937
	2009	$11.752	$14.399	932
	2010	$14.399	$15.575	931
	2011	$15.575	$12.719	945
	2012	$12.719	$15.244	910
	2013	$15.244	$19.194	747
	2014	$19.194	$17.590	699
	2015	$17.590	$17.317	0
	2016	$17.317	$16.608	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Investors Fund - Class IB
	2007	$16.123	$15.030	0
	2008	$15.030	$8.932	0
	2009	$8.932	$11.488	0
	2010	$11.488	$12.866	0
	2011	$12.866	$12.654	0
	2012	$12.654	$14.534	0
	2013	$14.534	$19.307	0
	2014	$19.307	$21.621	0
	2015	$21.621	$20.793	0
	2016	$20.793	$22.906	0
Putnam VT New Value Fund - Class IB
	2007	$12.453	$11.643	5,576
	2008	$11.643	$6.323	6,898
	2009	$6.323	$5.953	0
Putnam VT Voyager Fund - Class IB
	2007	$13.035	$13.521	4,112
	2008	$13.521	$8.370	3,995
	2009	$8.370	$13.486	3,800
	2010	$13.486	$16.016	3,650
	2011	$16.016	$12.935	1,934
	2012	$12.935	$14.525	112
	2013	$14.525	$20.524	0
	2014	$20.524	$22.138	0
	2015	$22.138	$20.434	0
	2016	$20.434	$20.499	0
UIF Emerging Markets Debt Portfolio, Class II
	2007	$14.671	$15.344	0
	2008	$15.344	$12.825	0
	2009	$12.825	$16.405	0
	2010	$16.405	$17.699	0
	2011	$17.699	$18.599	0
	2012	$18.599	$21.552	0
	2013	$21.552	$19.333	0
	2014	$19.333	$19.555	0
	2015	$19.555	$18.999	0
	2016	$18.999	$20.655	0
UIF Emerging Markets Equity Portfolio, Class II
	2007	$31.893	$44.036	958
	2008	$44.036	$18.726	1,385
	2009	$18.726	$31.319	1,305
	2010	$31.319	$36.624	571
	2011	$36.624	$29.439	525
	2012	$29.439	$34.683	145
	2013	$34.683	$33.721	135
	2014	$33.721	$31.641	125
	2015	$31.641	$27.775	0
	2016	$27.775	$29.115	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Global Franchise Portfolio, Class II
	2007	$17.813	$19.223	8,126
	2008	$19.223	$13.429	9,000
	2009	$13.429	$17.105	8,814
	2010	$17.105	$19.178	6,675
	2011	$19.178	$20.561	6,552
	2012	$20.561	$23.364	4,564
	2013	$23.364	$27.485	4,152
	2014	$27.485	$28.240	3,977
	2015	$28.240	$29.484	3,435
	2016	$29.484	$30.558	3,233
UIF Global Infrastructure - Class II
	2014	$10.000	$29.583	0
	2015	$29.583	$25.044	0
	2016	$25.044	$28.308	0
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$16.686	1,396
	2014	$16.686	$16.732	1,392
	2015	$16.732	$15.375	1,387
	2016	$15.375	$15.946	0
UIF Growth Portfolio, Class II
	2007	$14.298	$17.100	0
	2008	$17.100	$8.515	0
	2009	$8.515	$13.824	0
	2010	$13.824	$16.664	0
	2011	$16.664	$15.884	0
	2012	$15.884	$17.810	0
	2013	$17.810	$25.865	0
	2014	$25.865	$26.976	0
	2015	$26.976	$29.694	0
	2016	$29.694	$28.633	0
UIF Mid Cap Growth Portfolio, Class II
	2007	$19.329	$23.297	2,510
	2008	$23.297	$12.180	3,055
	2009	$12.180	$18.844	2,436
	2010	$18.844	$24.504	2,090
	2011	$24.504	$22.362	2,154
	2012	$22.362	$23.850	1,353
	2013	$23.850	$32.236	712
	2014	$32.236	$32.274	389
	2015	$32.274	$29.828	226
	2016	$29.828	$26.733	230
UIF Small Company Growth Portfolio, Class II
	2007	$19.384	$19.619	0
	2008	$19.619	$11.488	0
	2009	$11.488	$16.562	0
	2010	$16.562	$20.606	0
	2011	$20.606	$18.493	0
	2012	$18.493	$20.854	0
	2013	$20.854	$35.126	0
	2014	$35.126	$29.745	0
	2015	$29.745	$26.378	0
	2016	$26.378	$27.397	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class II
	2007	$26.499	$21.549	6,725
	2008	$21.549	$13.122	3,005
	2009	$13.122	$16.576	2,783
	2010	$16.576	$21.108	2,134
	2011	$21.108	$21.928	1,955
	2012	$21.928	$24.924	670
	2013	$24.924	$24.932	634
	2014	$24.932	$31.723	295
	2015	$31.723	$31.787	268
	2016	$31.787	$33.297	250
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*
With the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (age 0-70)
Mortality & Expense = 1.55

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$15.850	$16.330	13,867
	2008	$16.330	$9.516	12,478
	2009	$9.516	$11.253	10,876
	2010	$11.253	$12.472	10,010
	2011	$12.472	$13.000	6,854
	2012	$13.000	$14.976	2,965
	2013	$14.976	$19.806	2,181
	2014	$19.806	$21.269	1,857
	2015	$21.269	$21.197	1,691
	2016	$21.197	$23.135	1,670
AB VPS Growth Portfolio - Class B
	2007	$14.905	$16.499	4,535
	2008	$16.499	$9.306	4,603
	2009	$9.306	$12.149	4,503
	2010	$12.149	$13.704	4,433
	2011	$13.704	$13.597	3,660
	2012	$13.597	$15.174	3,613
	2013	$15.174	$19.938	3,560
	2014	$19.938	$22.131	3,518
	2015	$22.131	$23.664	3,470
	2016	$23.664	$23.452	3,447
AB VPS International Value Portfolio - Class B
	2007	$15.755	$16.343	21,992
	2008	$16.343	$7.502	23,181
	2009	$7.502	$9.904	20,839
	2010	$9.904	$10.150	21,150
	2011	$10.150	$8.035	22,810
	2012	$8.035	$9.016	11,723
	2013	$9.016	$10.872	5,158
	2014	$10.872	$9.993	5,029
	2015	$9.993	$10.055	4,749
	2016	$10.055	$9.801	4,086
AB VPS Large Cap Growth Portfolio - Class B
	2007	$13.461	$15.027	1,965
	2008	$15.027	$8.885	1,215
	2009	$8.885	$11.970	923
	2010	$11.970	$12.918	911
	2011	$12.918	$12.279	476
	2012	$12.279	$14.010	466
	2013	$14.010	$18.859	364
	2014	$18.859	$21.096	346
	2015	$21.096	$22.979	312
	2016	$22.979	$23.112	330

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Small/Mid Cap Value Portfolio - Class B
	2007	$18.711	$18.664	16,541
	2008	$18.664	$11.783	16,138
	2009	$11.783	$16.517	13,146
	2010	$16.517	$20.546	11,926
	2011	$20.546	$18.448	11,619
	2012	$18.448	$21.474	10,611
	2013	$21.474	$29.042	8,982
	2014	$29.042	$31.089	8,664
	2015	$31.089	$28.809	1,217
	2016	$28.809	$35.328	1,082
AB VPS Value Portfolio - Class B
	2007	$12.754	$12.009	595
	2008	$12.009	$6.960	782
	2009	$6.960	$8.278	191
	2010	$8.278	$9.063	189
	2011	$9.063	$8.569	188
	2012	$8.569	$9.728	186
	2013	$9.728	$13.047	185
	2014	$13.047	$14.201	184
	2015	$14.201	$12.953	182
	2016	$12.953	$14.166	181
AllianceBernstein VPS Utility Income Portfolio - Class B
	2007	$13.282	$15.926	1,561
	2008	$15.926	$9.897	1,337
	2009	$9.897	$10.687	0
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2007	$13.009	$14.993	24,941
	2008	$14.993	$8.443	23,792
	2009	$8.443	$11.238	15,824
	2010	$11.238	$12.912	13,191
	2011	$12.912	$12.334	12,201
	2012	$12.334	$14.075	9,469
	2013	$14.075	$18.111	5,381
	2014	$18.111	$19.870	12,685
	2015	$19.870	$19.606	12,161
	2016	$19.606	$20.755	12,002
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2007	$10.203	$10.522	4,860
	2008	$10.522	$10.625	4,961
	2009	$10.625	$10.489	8,993
	2010	$10.489	$10.314	10,037
	2011	$10.314	$10.136	9,422
	2012	$10.136	$9.961	9,345
	2013	$9.961	$9.788	5,751
	2014	$9.788	$9.619	5,202
	2015	$9.619	$9.453	1,219
	2016	$9.453	$9.290	57,065

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth & Income Portfolio - Service Class 2
	2007	$12.288	$13.504	12,769
	2008	$13.504	$7.709	11,093
	2009	$7.709	$9.622	11,173
	2010	$9.622	$10.830	11,028
	2011	$10.830	$10.786	9,694
	2012	$10.786	$12.532	7,067
	2013	$12.532	$16.409	1,803
	2014	$16.409	$17.772	1,448
	2015	$17.772	$17.020	1,430
	2016	$17.020	$19.368	1,052
Fidelity VIP High Income Portfolio - Service Class 2
	2007	$11.418	$11.504	6,586
	2008	$11.504	$8.462	4,473
	2009	$8.462	$11.929	4,193
	2010	$11.929	$13.324	4,162
	2011	$13.324	$13.579	3,886
	2012	$13.579	$15.206	2,864
	2013	$15.206	$15.793	889
	2014	$15.793	$15.658	934
	2015	$15.658	$14.791	939
	2016	$14.791	$16.594	668
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2007	$13.364	$15.144	3,800
	2008	$15.144	$8.986	3,758
	2009	$8.986	$12.340	3,730
	2010	$12.340	$15.590	3,537
	2011	$15.590	$13.657	3,521
	2012	$13.657	$15.373	1,700
	2013	$15.373	$20.524	1,000
	2014	$20.524	$21.383	637
	2015	$21.383	$20.669	391
	2016	$20.669	$22.732	390
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
	2007	$11.520	$12.940	4,802
	2008	$12.940	$8.224	5,027
	2009	$8.224	$10.746	4,721
	2010	$10.746	$12.269	6,222
	2011	$12.269	$11.477	6,158
	2012	$11.477	$12.321	1,440
	2013	$12.321	$16.645	933
	2014	$16.645	$17.354	757
	2015	$17.354	$17.796	713
	2016	$17.796	$16.982	735
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.657	$11.764	17,623
	2008	$11.764	$8.857	17,194
	2009	$8.857	$12.419	15,280
	2010	$12.419	$13.821	15,979
	2011	$13.821	$14.200	14,892
	2012	$14.200	$16.124	11,111
	2013	$16.124	$17.083	10,834
	2014	$17.083	$16.782	23,358
	2015	$16.782	$14.986	25,060
	2016	$14.986	$17.222	22,857

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$13.026	$13.279	18,706
	2008	$13.279	$9.178	18,045
	2009	$9.178	$12.229	18,668
	2010	$12.229	$13.539	17,897
	2011	$13.539	$13.621	17,181
	2012	$13.621	$15.077	7,691
	2013	$15.077	$16.880	2,958
	2014	$16.880	$17.352	728
	2015	$17.352	$15.847	692
	2016	$15.847	$17.756	654
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2007	$13.749	$15.109	2,450
	2008	$15.109	$10.621	2,455
	2009	$10.621	$12.870	4,135
	2010	$12.870	$14.158	4,352
	2011	$14.158	$13.501	3,149
	2012	$13.501	$15.037	3,043
	2013	$15.037	$18.856	1,917
	2014	$18.856	$19.586	4,877
	2015	$19.586	$18.542	4,929
	2016	$18.542	$20.439	4,713
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.826	$14.057	13,239
	2008	$14.057	$8.686	12,640
	2009	$8.686	$10.759	11,613
	2010	$10.759	$11.755	11,023
	2011	$11.755	$11.430	9,711
	2012	$11.430	$12.831	5,835
	2013	$12.831	$16.171	1,491
	2014	$16.171	$17.021	969
	2015	$17.021	$15.899	942
	2016	$15.899	$18.132	794
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.867	$16.865	15,816
	2008	$16.865	$9.880	15,463
	2009	$9.880	$13.304	13,228
	2010	$13.304	$14.172	11,725
	2011	$14.172	$12.445	11,216
	2012	$12.445	$14.457	7,043
	2013	$14.457	$17.469	2,899
	2014	$17.469	$15.254	8,907
	2015	$15.254	$14.015	8,641
	2016	$14.015	$14.760	8,353
Goldman Sachs VIT Large Cap Value Fund - Institutional
	2007	$12.669	$12.480	8,827
	2008	$12.480	$8.128	7,885
	2009	$8.128	$9.450	7,993
	2010	$9.450	$10.325	8,153
	2011	$10.325	$9.430	10,414
	2012	$9.430	$11.038	8,118
	2013	$11.038	$14.451	4,845
	2014	$14.451	$16.036	4,116
	2015	$16.036	$15.062	3,686
	2016	$15.062	$16.515	3,160

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2007	$12.974	$13.086	2,894
	2008	$13.086	$8.137	1,966
	2009	$8.137	$10.646	1,865
	2010	$10.646	$13.077	767
	2011	$13.077	$12.030	765
	2012	$12.030	$14.003	763
	2013	$14.003	$18.286	675
	2014	$18.286	$20.406	260
	2015	$20.406	$18.198	0
	2016	$18.198	$20.301	0
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional
	2007	$12.502	$10.230	14,320
	2008	$10.230	$6.650	12,453
	2009	$6.650	$8.343	8,201
	2010	$8.343	$10.667	7,112
	2011	$10.667	$10.553	6,500
	2012	$10.553	$11.699	4,747
	2013	$11.699	$15.591	1,153
	2014	$15.591	$16.381	1,134
	2015	$16.381	$15.754	1,119
	2016	$15.754	$19.072	940
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
	2007	$12.492	$11.985	12,846
	2008	$11.985	$7.474	10,700
	2009	$7.474	$8.897	9,704
	2010	$8.897	$9.865	9,739
	2011	$9.865	$10.085	8,594
	2012	$10.085	$11.342	5,527
	2013	$11.342	$15.326	1,516
	2014	$15.326	$17.524	1,358
	2015	$17.524	$17.186	1,309
	2016	$17.186	$18.700	1,005
Invesco V.I. American Franchise Fund - Series II
	2007	$13.225	$15.156	3,057
	2008	$15.156	$7.578	2,614
	2009	$7.578	$12.334	1,706
	2010	$12.334	$14.490	1,500
	2011	$14.490	$13.329	1,305
	2012	$13.329	$14.851	1,443
	2013	$14.851	$20.400	952
	2014	$20.400	$21.682	889
	2015	$21.682	$22.317	886
	2016	$22.317	$22.372	882
Invesco V.I. American Value Fund - Series II
	2007	$19.650	$20.801	23,654
	2008	$20.801	$11.973	19,195
	2009	$11.973	$16.371	13,480
	2010	$16.371	$19.655	12,028
	2011	$19.655	$19.473	9,417
	2012	$19.473	$22.401	6,285
	2013	$22.401	$29.480	4,376
	2014	$29.480	$31.713	3,062
	2015	$31.713	$28.244	3,134
	2016	$28.244	$31.978	2,727

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Capital Appreciation - Series II
	2007	$14.209	$15.598	1,141
	2008	$15.598	$8.793	413
	2009	$8.793	$10.430	413
	2010	$10.430	$11.808	412
	2011	$11.808	$10.661	412
	2012	$10.661	$12.226	0
Invesco V.I. Comstock Fund - Series II
	2007	$16.809	$16.130	67,318
	2008	$16.130	$10.175	66,972
	2009	$10.175	$12.838	59,119
	2010	$12.838	$14.594	54,422
	2011	$14.594	$14.039	49,605
	2012	$14.039	$16.404	34,603
	2013	$16.404	$21.866	24,022
	2014	$21.866	$23.441	16,545
	2015	$23.441	$21.606	11,926
	2016	$21.606	$24.838	11,049
Invesco V.I. Core Equity Fund - Series II
	2007	$10.771	$11.417	3,405
	2008	$11.417	$7.816	3,321
	2009	$7.816	$9.829	2,159
	2010	$9.829	$10.552	2,143
	2011	$10.552	$10.338	2,128
	2012	$10.338	$11.541	0
	2013	$11.541	$14.621	0
	2014	$14.621	$15.494	0
	2015	$15.494	$14.311	0
	2016	$14.311	$15.471	0
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$14.653	$14.958	23,736
	2008	$14.958	$9.339	12,767
	2009	$9.339	$11.373	8,664
	2010	$11.373	$12.315	8,430
	2011	$12.315	$12.094	5,870
	2012	$12.094	$14.066	5,700
	2013	$14.066	$18.073	5,064
	2014	$18.073	$19.985	3,204
	2015	$19.985	$19.994	2,736
	2016	$19.994	$22.503	2,633
Invesco V.I. Equity and Income Fund - Series II
	2007	$14.820	$15.050	17,342
	2008	$15.050	$11.434	16,837
	2009	$11.434	$13.761	16,382
	2010	$13.761	$15.149	16,355
	2011	$15.149	$14.692	16,744
	2012	$14.692	$16.225	5,507
	2013	$16.225	$19.910	2,219
	2014	$19.910	$21.278	1,340
	2015	$21.278	$20.368	1,335
	2016	$20.368	$22.983	1,331

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$12.066	2,995
	2012	$12.066	$13.446	2,017
	2013	$13.446	$16.152	2,030
	2014	$16.152	$15.948	938
	2015	$15.948	$15.412	956
	2016	$15.412	$16.130	980
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$18.162	$19.051	4,317
	2008	$19.051	$11.028	3,646
	2009	$11.028	$12.582	3,081
	2010	$12.582	$13.833	3,042
	2011	$13.833	$14.907	0
Invesco V.I. Growth and Income Fund - Series II
	2007	$17.064	$17.189	23,839
	2008	$17.189	$11.449	22,434
	2009	$11.449	$13.962	19,503
	2010	$13.962	$15.392	18,403
	2011	$15.392	$14.783	15,935
	2012	$14.783	$16.609	12,050
	2013	$16.609	$21.831	8,304
	2014	$21.831	$23.589	6,804
	2015	$23.589	$22.411	6,461
	2016	$22.411	$26.300	5,978
Invesco V.I. High Yield Fund - Series II
	2013	10.000	18.698	3,570
	2014	18.698	18.664	3,210
	2015	18.664	17.721	2,977
	2016	17.721	19.299	2,869
Invesco V.I. High Yield Securities Fund - Series II
	2007	$13.048	$13.320	7,453
	2008	$13.320	$10.052	6,205
	2009	$10.052	$14.250	5,054
	2010	$14.250	$15.396	4,536
	2011	$15.396	$15.378	3,481
	2012	$15.378	$17.906	3,257
	2013	$17.906	$18.454	0
Invesco V.I. Income Builder Fund - Series II
	2007	$14.857	$15.015	2,071
	2008	$15.015	$10.853	2,040
	2009	$10.853	$13.319	557
	2010	$13.319	$14.676	543
	2011	$14.676	$15.604	0
Invesco V.I. International Growth Fund - Series II
	2011	$10.000	$8.067	6,220
	2012	$8.067	$9.136	5,161
	2013	$9.136	$10.657	4,916
	2014	$10.657	$10.481	4,747
	2015	$10.481	$10.029	4,505
	2016	$10.029	$9.787	4,710

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2007	$12.407	$13.321	10,849
	2008	$13.321	$9.335	10,733
	2009	$9.335	$11.911	10,599
	2010	$11.911	$13.317	10,362
	2011	$13.317	$12.235	10,360
	2012	$12.235	$13.298	10,331
	2013	$13.298	$16.786	9,960
	2014	$16.786	$17.181	9,960
	2015	$17.181	$16.160	0
	2016	$16.160	$17.969	0
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$16.298	$18.832	5,069
	2008	$18.832	$9.837	3,349
	2009	$9.837	$15.115	1,150
	2010	$15.115	$18.903	1,145
	2011	$18.903	$16.836	472
	2012	$16.836	$18.466	249
	2013	$18.466	$24.786	187
	2014	$24.786	$26.229	187
	2015	$26.229	$26.041	0
	2016	$26.041	$25.735	0
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$15.206	$15.688	24,387
	2008	$15.688	$9.670	21,585
	2009	$9.670	$11.978	20,707
	2010	$11.978	$13.486	20,363
	2011	$13.486	$13.455	20,683
	2012	$13.455	$15.272	17,540
	2013	$15.272	$19.742	12,997
	2014	$19.742	$21.911	12,310
	2015	$21.911	$21.697	11,968
	2016	$21.697	$23.708	11,341
Invesco V.I. Value Opportunities Fund - Series II
	2007	$16.132	$16.066	4,417
	2008	$16.066	$7.592	6,313
	2009	$7.592	$11.021	5,268
	2010	$11.021	$11.582	4,744
	2011	$11.582	$10.994	4,304
	2012	$10.994	$12.710	2,443
	2013	$12.710	$16.644	1,699
	2014	$16.644	$17.399	1,439
	2015	$17.399	$15.274	1,413
	2016	$15.274	$17.699	1,346
Invesco Van Kampen V.I. International Growth Equity Fund - Series II
	2007	$10.728	$12.043	1,021
	2008	$12.043	$6.091	2,402
	2009	$6.091	$8.173	6,845
	2010	$8.173	$8.825	6,597
	2011	$8.825	$9.606	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$17.967	$21.191	659
	2008	$21.191	$13.857	566
	2009	$13.857	$16.180	461
	2010	$16.180	$16.971	236
	2011	$16.971	$19.315	59
	2012	$19.315	$22.477	29
	2013	$22.477	$25.961	0
	2014	$25.961	$27.443	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$17.194	$20.168	409
	2008	$20.168	$10.106	312
	2009	$10.106	$16.789	200
	2010	$16.789	$20.741	0
	2011	$20.741	$18.833	0
	2012	$18.833	$20.654	0
	2013	$20.654	$21.905	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$19.002	$21.534	6,803
	2008	$21.534	$12.094	3,987
	2009	$12.094	$15.140	2,946
	2010	$15.140	$15.912	2,854
	2011	$15.912	$14.095	1,768
	2012	$14.095	$16.365	1,203
	2013	$16.365	$20.455	1,194
	2014	$20.455	$18.216	41
	2015	$18.216	$16.933	41
	2016	$16.933	$16.182	41
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$16.862	$19.331	861
	2008	$19.331	$10.644	827
	2009	$10.644	$10.163	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$11.127	$11.559	114,427
	2008	$11.559	$10.323	81,565
	2009	$10.323	$12.405	82,792
	2010	$12.405	$13.287	77,384
	2011	$13.287	$13.672	65,124
	2012	$13.672	$15.291	46,225
	2013	$15.291	$15.147	37,049
	2014	$15.147	$15.984	24,198
	2015	$15.984	$15.357	23,710
	2016	$15.357	$16.099	22,174
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$10.124	$10.225	16,594
	2008	$10.225	$8.518	14,343
	2009	$8.518	$8.835	17,257
	2010	$8.835	$8.874	19,366
	2011	$8.874	$8.934	18,949
	2012	$8.934	$9.046	19,231
	2013	$9.046	$8.897	21,376
	2014	$8.897	$8.815	838
	2015	$8.815	$8.634	834
	2016	$8.634	$8.892	877

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$10.118	$10.405	67,312
	2008	$10.405	$10.449	49,483
	2009	$10.449	$10.268	69,227
	2010	$10.268	$10.091	73,612
	2011	$10.091	$9.916	60,942
	2012	$9.916	$9.744	56,318
	2013	$9.744	$9.576	54,102
	2014	$9.576	$9.410	56,519
	2015	$9.410	$9.247	54,118
	2016	$9.247	$9.195	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$15.269	$17.888	10,835
	2008	$17.888	$9.184	13,667
	2009	$9.184	$15.418	10,411
	2010	$15.418	$19.305	8,619
	2011	$19.305	$17.648	6,865
	2012	$17.648	$19.438	5,000
	2013	$19.438	$28.721	3,556
	2014	$28.721	$29.757	2,182
	2015	$29.757	$31.677	1,741
	2016	$31.677	$29.993	1,823
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$15.543	$16.550	9,409
	2008	$16.550	$12.326	4,491
	2009	$12.326	$14.466	3,720
	2010	$14.466	$15.138	3,373
	2011	$15.138	$13.666	2,087
	2012	$13.666	$14.324	1,776
	2013	$14.324	$15.240	0
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
	2007	$9.488	$11.479	467
	2008	$11.479	$6.333	1,099
	2009	$6.333	$8.812	600
	2010	$8.812	$10.758	597
	2011	$10.758	$9.774	596
	2012	$9.774	$10.096	609
	2013	$10.096	$8.460	682
	2014	$8.460	$6.765	0
	2015	$6.765	$4.941	0
	2016	$4.941	$5.578	0
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
	2007	$10.699	$11.114	0
	2008	$11.114	$9.319	202
	2009	$9.319	$11.946	200
	2010	$11.946	$13.154	198
	2011	$13.154	$13.729	196
	2012	$13.729	$15.884	195
	2013	$15.884	$14.509	193
	2014	$14.509	$14.457	192
	2015	$14.457	$13.873	191
	2016	$13.873	$15.431	189

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Real Return Portfolio - Advisor Shares
	2007	$10.115	$10.989	0
	2008	$10.989	$10.027	593
	2009	$10.027	$11.654	1,202
	2010	$11.654	$12.367	1,134
	2011	$12.367	$13.558	1,042
	2012	$13.558	$14.474	1,057
	2013	$14.474	$12.898	1,202
	2014	$12.898	$13.052	0
	2015	$13.052	$12.466	0
	2016	$12.466	$12.873	0
PIMCO Total Return Portfolio - Advisor Shares
	2007	$10.297	$10.993	14,000
	2008	$10.993	$11.311	4,457
	2009	$11.311	$12.665	19,668
	2010	$12.665	$13.442	14,748
	2011	$13.442	$13.672	12,969
	2012	$13.672	$14.709	13,148
	2013	$14.709	$14.155	7,564
	2014	$14.155	$14.489	2,776
	2015	$14.489	$14.287	2,672
	2016	$14.287	$14.401	1,839
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$8.017	7,448
	2010	$8.017	$8.871	7,275
	2011	$8.871	$8.885	6,592
	2012	$8.885	$10.415	3,446
	2013	$10.415	$13.551	1,728
	2014	$13.551	$15.001	1,340
	2015	$15.001	$14.292	1,335
	2016	$14.292	$15.960	988
Putnam VT George Putnam Balanced Fund - Class IB
	2007	$13.512	$13.403	6,649
	2008	$13.403	$7.806	7,295
	2009	$7.806	$9.636	7,267
	2010	$9.636	$10.494	7,237
	2011	$10.494	$10.597	6,907
	2012	$10.597	$11.717	4,442
	2013	$11.717	$13.597	4,520
	2014	$13.597	$14.787	4,167
	2015	$14.787	$14.366	3,811
	2016	$14.366	$15.247	3,823
Putnam VT Growth and Income Fund - Class IB
	2007	$15.791	$14.578	1,586
	2008	$14.578	$8.781	1,821
	2009	$8.781	$11.200	1,681
	2010	$11.200	$12.588	1,628
	2011	$12.588	$11.795	1,657
	2012	$11.795	$13.807	0
	2013	$13.807	$18.408	0
	2014	$18.408	$20.029	0
	2015	$20.029	$18.199	0
	2016	$18.199	$20.568	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.053	1,069
Putnam VT International Equity Fund - Class IB
	2007	$19.984	$21.277	7,420
	2008	$21.277	$11.718	7,073
	2009	$11.718	$14.350	7,098
	2010	$14.350	$15.514	7,112
	2011	$15.514	$12.663	7,862
	2012	$12.663	$15.169	5,320
	2013	$15.169	$19.090	1,583
	2014	$19.090	$17.486	1,214
	2015	$17.486	$17.206	896
	2016	$17.206	$16.492	814
Putnam VT Investors Fund - Class IB
	2007	$16.093	$14.994	0
	2008	$14.994	$8.906	0
	2009	$8.906	$11.449	0
	2010	$11.449	$12.816	0
	2011	$12.816	$12.599	0
	2012	$12.599	$14.462	0
	2013	$14.462	$19.202	0
	2014	$19.202	$21.493	0
	2015	$21.493	$20.660	0
	2016	$20.660	$22.748	0
Putnam VT New Value Fund - Class IB
	2007	$12.443	$11.627	9,614
	2008	$11.627	$6.311	9,101
	2009	$6.311	$5.941	0
Putnam VT Voyager Fund - Class IB
	2007	$13.011	$13.489	3,665
	2008	$13.489	$8.346	3,543
	2009	$8.346	$13.440	2,875
	2010	$13.440	$15.953	2,340
	2011	$15.953	$12.878	1,966
	2012	$12.878	$14.454	1,674
	2013	$14.454	$20.413	878
	2014	$20.413	$22.007	610
	2015	$22.007	$20.303	512
	2016	$20.303	$20.358	0
UIF Emerging Markets Debt Portfolio, Class II
	2007	$14.644	$15.308	3,012
	2008	$15.308	$12.788	1,754
	2009	$12.788	$16.350	1,707
	2010	$16.350	$17.631	1,701
	2011	$17.631	$18.517	1,537
	2012	$18.517	$21.447	1,403
	2013	$21.447	$19.228	1,821
	2014	$19.228	$19.440	1,594
	2015	$19.440	$18.877	1,454
	2016	$18.877	$20.512	1,421

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class II
	2007	$31.834	$43.932	5,413
	2008	$43.932	$18.672	5,902
	2009	$18.672	$31.213	6,305
	2010	$31.213	$36.481	6,058
	2011	$36.481	$29.310	6,103
	2012	$29.310	$34.513	5,747
	2013	$34.513	$33.538	5,969
	2014	$33.538	$31.454	4,735
	2015	$31.454	$27.597	4,813
	2016	$27.597	$28.914	4,763
UIF Global Franchise Portfolio, Class II
	2007	$17.780	$19.178	20,486
	2008	$19.178	$13.390	17,020
	2009	$13.390	$17.047	13,393
	2010	$17.047	$19.103	12,817
	2011	$19.103	$20.471	11,290
	2012	$20.471	$23.249	7,839
	2013	$23.249	$27.337	5,532
	2014	$27.337	$28.073	3,042
	2015	$28.073	$29.295	2,521
	2016	$29.295	$30.347	2,502
UIF Global Infrastructure - Class II
	2014	$10.000	$29.408	0
	2015	$29.408	$24.884	0
	2016	$24.884	$28.112	0
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$16.596	1,503
	2014	$16.596	$16.633	1,397
	2015	$16.633	$15.276	1,389
	2016	$15.276	$15.836	1,341
UIF Growth Portfolio, Class II
	2007	$14.271	$17.059	1,922
	2008	$17.059	$8.490	1,778
	2009	$8.490	$13.777	1,104
	2010	$13.777	$16.599	1,097
	2011	$16.599	$15.815	420
	2012	$15.815	$17.722	417
	2013	$17.722	$25.725	415
	2014	$25.725	$26.816	698
	2015	$26.816	$29.503	694
	2016	$29.503	$28.434	690
UIF Mid Cap Growth Portfolio, Class II
	2007	$19.293	$23.242	19,996
	2008	$23.242	$12.145	24,701
	2009	$12.145	$18.780	19,300
	2010	$18.780	$24.409	16,492
	2011	$24.409	$22.264	17,648
	2012	$22.264	$23.733	16,843
	2013	$23.733	$32.061	13,585
	2014	$32.061	$32.083	5,306
	2015	$32.083	$29.637	5,282
	2016	$29.637	$26.547	5,984

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Small Company Growth Portfolio, Class II
	2007	$19.348	$19.572	11,879
	2008	$19.572	$11.455	11,340
	2009	$11.455	$16.506	10,838
	2010	$16.506	$20.526	11,023
	2011	$20.526	$18.412	10,256
	2012	$18.412	$20.751	9,683
	2013	$20.751	$34.935	9,348
	2014	$34.935	$29.569	8,627
	2015	$29.569	$26.209	1,549
	2016	$26.209	$27.207	1,589
UIF U.S. Real Estate Portfolio, Class II
	2007	$26.450	$21.498	24,634
	2008	$21.498	$13.085	26,713
	2009	$13.085	$16.520	24,287
	2010	$16.520	$21.026	21,301
	2011	$21.026	$21.831	19,178
	2012	$21.831	$24.801	16,594
	2013	$24.801	$24.797	17,194
	2014	$24.797	$31.535	20,151
	2015	$31.535	$31.582	19,236
	2016	$31.582	$33.066	19,422
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*
With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option
Mortality & Expense = 1.6

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$15.821	$16.291	376,960
	2008	$16.291	$9.488	325,975
	2009	$9.488	$11.215	290,950
	2010	$11.215	$12.424	269,968
	2011	$12.424	$12.943	232,607
	2012	$12.943	$14.902	202,303
	2013	$14.902	$19.699	130,135
	2014	$19.699	$21.143	98,175
	2015	$21.143	$21.061	78,964
	2016	$21.061	$22.975	71,239
AB VPS Growth Portfolio - Class B
	2007	$14.877	$16.460	233,850
	2008	$16.460	$9.279	189,011
	2009	$9.279	$12.108	182,021
	2010	$12.108	$13.651	164,037
	2011	$13.651	$13.537	138,787
	2012	$13.537	$15.099	112,992
	2013	$15.099	$19.830	88,880
	2014	$19.830	$22.000	72,041
	2015	$22.000	$23.512	58,084
	2016	$23.512	$23.289	54,515
AB VPS International Value Portfolio - Class B
	2007	$15.741	$16.321	211,417
	2008	$16.321	$7.488	195,684
	2009	$7.488	$9.880	179,802
	2010	$9.880	$10.121	165,656
	2011	$10.121	$8.008	160,938
	2012	$8.008	$8.980	132,732
	2013	$8.980	$10.824	97,431
	2014	$10.824	$9.944	90,999
	2015	$9.944	$10.000	82,558
	2016	$10.000	$9.743	62,827
AB VPS Large Cap Growth Portfolio - Class B
	2007	$13.436	$14.991	156,130
	2008	$14.991	$8.860	143,447
	2009	$8.860	$11.930	127,365
	2010	$11.930	$12.868	122,928
	2011	$12.868	$12.225	96,912
	2012	$12.225	$13.941	86,671
	2013	$13.941	$18.757	71,647
	2014	$18.757	$20.971	63,487
	2015	$20.971	$22.831	54,102
	2016	$22.831	$22.952	49,374

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Small/Mid Cap Value Portfolio - Class B
	2007	$18.676	$18.620	380,310
	2008	$18.620	$11.749	324,217
	2009	$11.749	$16.461	293,327
	2010	$16.461	$20.466	256,322
	2011	$20.466	$18.367	213,572
	2012	$18.367	$21.369	183,608
	2013	$21.369	$28.885	133,361
	2014	$28.885	$30.905	103,152
	2015	$30.905	$28.624	89,537
	2016	$28.624	$35.083	82,095
AB VPS Value Portfolio - Class B
	2007	$12.743	$11.993	32,222
	2008	$11.993	$6.947	25,441
	2009	$6.947	$8.258	25,735
	2010	$8.258	$9.036	20,475
	2011	$9.036	$8.540	18,154
	2012	$8.540	$9.690	15,819
	2013	$9.690	$12.989	13,493
	2014	$12.989	$14.131	11,041
	2015	$14.131	$12.883	9,487
	2016	$12.883	$14.082	9,349
AllianceBernstein VPS Utility Income Portfolio - Class B
	2007	$13.270	$15.904	30,808
	2008	$15.904	$9.878	48,081
	2009	$9.878	$10.663	0
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2007	$12.998	$14.973	230,214
	2008	$14.973	$8.427	265,255
	2009	$8.427	$11.211	274,217
	2010	$11.211	$12.875	239,466
	2011	$12.875	$12.292	208,949
	2012	$12.292	$14.020	162,848
	2013	$14.020	$18.032	127,871
	2014	$18.032	$19.773	106,885
	2015	$19.773	$19.500	97,214
	2016	$19.500	$20.632	87,952
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2007	$10.200	$10.513	111,459
	2008	$10.513	$10.610	367,684
	2009	$10.610	$10.470	349,523
	2010	$10.470	$10.290	203,488
	2011	$10.290	$10.107	205,286
	2012	$10.107	$9.927	157,735
	2013	$9.927	$9.750	132,362
	2014	$9.750	$9.577	149,000
	2015	$9.577	$9.406	111,518
	2016	$9.406	$9.239	428,643

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth & Income Portfolio - Service Class 2
	2007	$12.277	$13.486	56,369
	2008	$13.486	$7.695	60,276
	2009	$7.695	$9.599	60,722
	2010	$9.599	$10.799	55,396
	2011	$10.799	$10.750	43,518
	2012	$10.750	$12.483	40,430
	2013	$12.483	$16.337	28,227
	2014	$16.337	$17.685	27,582
	2015	$17.685	$16.928	21,913
	2016	$16.928	$19.254	23,835
Fidelity VIP High Income Portfolio - Service Class 2
	2007	$11.409	$11.488	48,022
	2008	$11.488	$8.446	43,228
	2009	$8.446	$11.900	41,973
	2010	$11.900	$13.285	38,109
	2011	$13.285	$13.533	32,429
	2012	$13.533	$15.147	23,735
	2013	$15.147	$15.723	21,097
	2014	$15.723	$15.582	15,565
	2015	$15.582	$14.711	15,467
	2016	$14.711	$16.496	12,235
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2007	$13.352	$15.123	82,129
	2008	$15.123	$8.970	72,737
	2009	$8.970	$12.311	60,751
	2010	$12.311	$15.545	55,879
	2011	$15.545	$13.611	52,920
	2012	$13.611	$15.313	47,089
	2013	$15.313	$20.433	42,356
	2014	$20.433	$21.278	34,977
	2015	$21.278	$20.557	31,818
	2016	$20.557	$22.597	29,090
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
	2007	$11.510	$12.922	14,761
	2008	$12.922	$8.209	28,562
	2009	$8.209	$10.720	32,985
	2010	$10.720	$12.233	21,639
	2011	$12.233	$11.438	15,644
	2012	$11.438	$12.273	8,978
	2013	$12.273	$16.572	7,370
	2014	$16.572	$17.269	6,518
	2015	$17.269	$17.700	6,005
	2016	$17.700	$16.882	4,869
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.641	$11.742	86,499
	2008	$11.742	$8.836	75,011
	2009	$8.836	$12.383	70,314
	2010	$12.383	$13.774	62,407
	2011	$13.774	$14.145	49,113
	2012	$14.145	$16.053	42,918
	2013	$16.053	$17.000	39,330
	2014	$17.000	$16.691	36,170
	2015	$16.691	$14.897	32,659
	2016	$14.897	$17.111	27,707

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$13.008	$13.254	255,837
	2008	$13.254	$9.156	245,214
	2009	$9.156	$12.194	215,912
	2010	$12.194	$13.493	165,003
	2011	$13.493	$13.568	136,159
	2012	$13.568	$15.011	120,273
	2013	$15.011	$16.797	112,863
	2014	$16.797	$17.258	93,017
	2015	$17.258	$15.753	85,972
	2016	$15.753	$17.642	65,897
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2007	$13.737	$15.088	49,812
	2008	$15.088	$10.601	59,854
	2009	$10.601	$12.839	55,957
	2010	$12.839	$14.118	63,655
	2011	$14.118	$13.455	38,794
	2012	$13.455	$14.979	31,389
	2013	$14.979	$18.773	28,565
	2014	$18.773	$19.490	24,631
	2015	$19.490	$18.442	23,172
	2016	$18.442	$20.318	21,413
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.807	$14.031	136,965
	2008	$14.031	$8.666	133,034
	2009	$8.666	$10.728	117,078
	2010	$10.728	$11.715	108,701
	2011	$11.715	$11.386	90,810
	2012	$11.386	$12.774	80,230
	2013	$12.774	$16.091	66,461
	2014	$16.091	$16.929	52,156
	2015	$16.929	$15.805	44,281
	2016	$15.805	$18.016	38,781
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.847	$16.833	214,641
	2008	$16.833	$9.856	217,770
	2009	$9.856	$13.266	203,493
	2010	$13.266	$14.124	195,727
	2011	$14.124	$12.396	151,685
	2012	$12.396	$14.393	125,835
	2013	$14.393	$17.383	93,158
	2014	$17.383	$15.171	77,812
	2015	$15.171	$13.932	70,426
	2016	$13.932	$14.665	59,464
Goldman Sachs VIT Large Cap Value Fund - Institutional
	2007	$12.659	$12.463	67,358
	2008	$12.463	$8.113	53,313
	2009	$8.113	$9.427	53,483
	2010	$9.427	$10.295	52,509
	2011	$10.295	$9.398	47,223
	2012	$9.398	$10.995	46,263
	2013	$10.995	$14.387	23,534
	2014	$14.387	$15.957	18,670
	2015	$15.957	$14.980	14,700
	2016	$14.980	$16.417	13,854

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2007	$12.963	$13.068	39,835
	2008	$13.068	$8.122	37,011
	2009	$8.122	$10.621	31,874
	2010	$10.621	$13.039	27,633
	2011	$13.039	$11.989	29,160
	2012	$11.989	$13.949	24,980
	2013	$13.949	$18.205	20,677
	2014	$18.205	$20.306	15,130
	2015	$20.306	$18.099	13,418
	2016	$18.099	$20.181	10,482
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional
	2007	$12.492	$10.216	109,245
	2008	$10.216	$6.638	96,357
	2009	$6.638	$8.323	92,684
	2010	$8.323	$10.637	74,750
	2011	$10.637	$10.517	72,960
	2012	$10.517	$11.653	69,266
	2013	$11.653	$15.522	43,027
	2014	$15.522	$16.300	33,511
	2015	$16.300	$15.668	28,790
	2016	$15.668	$18.959	26,382
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
	2007	$12.481	$11.969	57,135
	2008	$11.969	$7.460	57,686
	2009	$7.460	$8.875	60,771
	2010	$8.875	$9.836	53,057
	2011	$9.836	$10.051	42,308
	2012	$10.051	$11.298	38,376
	2013	$11.298	$15.259	30,048
	2014	$15.259	$17.438	16,057
	2015	$17.438	$17.093	15,572
	2016	$17.093	$18.589	12,609
Invesco V.I. American Franchise Fund - Series II
	2007	$13.200	$15.120	187,277
	2008	$15.120	$7.556	165,737
	2009	$7.556	$12.292	152,574
	2010	$12.292	$14.434	140,029
	2011	$14.434	$13.270	111,899
	2012	$13.270	$14.778	120,469
	2013	$14.778	$20.289	95,123
	2014	$20.289	$21.554	78,953
	2015	$21.554	$22.174	62,497
	2016	$22.174	$22.217	54,616
Invesco V.I. American Value Fund - Series II
	2007	$19.613	$20.752	453,633
	2008	$20.752	$11.938	399,240
	2009	$11.938	$16.316	363,620
	2010	$16.316	$19.578	327,945
	2011	$19.578	$19.388	273,110
	2012	$19.388	$22.291	217,410
	2013	$22.291	$29.321	161,635
	2014	$29.321	$31.525	131,800
	2015	$31.525	$28.063	111,581
	2016	$28.063	$31.756	97,360

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Capital Appreciation - Series II
	2007	$14.182	$15.561	63,558
	2008	$15.561	$8.768	54,320
	2009	$8.768	$10.395	51,906
	2010	$10.395	$11.762	42,642
	2011	$11.762	$10.614	33,946
	2012	$10.614	$12.170	0
Invesco V.I. Comstock Fund - Series II
	2007	$16.777	$16.092	1,433,747
	2008	$16.092	$10.145	1,216,650
	2009	$10.145	$12.794	1,114,963
	2010	$12.794	$14.538	997,958
	2011	$14.538	$13.977	802,960
	2012	$13.977	$16.324	661,987
	2013	$16.324	$21.748	525,117
	2014	$21.748	$23.302	432,558
	2015	$23.302	$21.467	381,056
	2016	$21.467	$24.666	318,724
Invesco V.I. Core Equity Fund - Series II
	2007	$10.768	$11.407	66,993
	2008	$11.407	$7.806	63,148
	2009	$7.806	$9.811	58,633
	2010	$9.811	$10.527	55,539
	2011	$10.527	$10.308	53,164
	2012	$10.308	$11.502	39,814
	2013	$11.502	$14.564	36,287
	2014	$14.564	$15.426	32,209
	2015	$15.426	$14.240	25,366
	2016	$14.240	$15.387	17,897
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$14.625	$14.922	477,295
	2008	$14.922	$9.312	408,515
	2009	$9.312	$11.334	381,858
	2010	$11.334	$12.267	351,993
	2011	$12.267	$12.040	335,925
	2012	$12.040	$13.996	302,416
	2013	$13.996	$17.975	235,658
	2014	$17.975	$19.866	149,667
	2015	$19.866	$19.865	141,626
	2016	$19.865	$22.347	122,315
Invesco V.I. Equity and Income Fund - Series II
	2007	$14.792	$15.014	233,588
	2008	$15.014	$11.401	210,875
	2009	$11.401	$13.715	208,065
	2010	$13.715	$15.090	194,361
	2011	$15.090	$14.628	201,695
	2012	$14.628	$16.145	178,909
	2013	$16.145	$19.802	127,415
	2014	$19.802	$21.152	102,184
	2015	$21.152	$20.237	92,865
	2016	$20.237	$22.824	73,525

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$12.013	183,518
	2012	$12.013	$13.380	159,127
	2013	$13.380	$16.065	117,981
	2014	$16.065	$15.854	100,231
	2015	$15.854	$15.313	90,275
	2016	$15.313	$16.018	81,316
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$18.128	$19.006	355,135
	2008	$19.006	$10.996	292,447
	2009	$10.996	$12.540	257,977
	2010	$12.540	$13.779	229,489
	2011	$13.779	$14.847	0
Invesco V.I. Growth and Income Fund - Series II
	2007	$17.032	$17.148	814,975
	2008	$17.148	$11.416	710,538
	2009	$11.416	$13.915	636,658
	2010	$13.915	$15.332	568,161
	2011	$15.332	$14.718	434,822
	2012	$14.718	$16.527	340,948
	2013	$16.527	$21.713	265,644
	2014	$21.713	$23.449	220,993
	2015	$23.449	$22.267	187,876
	2016	$22.267	$26.118	146,779
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$18.596	62,225
	2014	$18.596	$18.553	56,489
	2015	$18.553	$17.607	52,809
	2016	$17.607	$19.165	40,454
Invesco V.I. High Yield Securities Fund - Series II
	2007	$13.023	$13.288	163,166
	2008	$13.288	$10.023	141,061
	2009	$10.023	$14.201	119,318
	2010	$14.201	$15.336	95,689
	2011	$15.336	$15.311	76,825
	2012	$15.311	$17.818	67,728
	2013	$17.818	$18.360	0
Invesco V.I. Income Builder Fund - Series II
	2007	$14.829	$14.980	126,485
	2008	$14.980	$10.821	88,670
	2009	$10.821	$13.274	83,089
	2010	$13.274	$14.619	63,827
	2011	$14.619	$15.540	0
Invesco V.I. International Growth Fund - Series II
	2011	$10.000	$8.044	28,077
	2012	$8.044	$9.105	18,608
	2013	$9.105	$10.615	22,742
	2014	$10.615	$10.435	18,467
	2015	$10.435	$9.980	18,947
	2016	$9.980	$9.734	17,464

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2007	$12.390	$13.297	20,634
	2008	$13.297	$9.313	14,494
	2009	$9.313	$11.877	15,999
	2010	$11.877	$13.272	9,869
	2011	$13.272	$12.187	9,013
	2012	$12.187	$13.239	8,961
	2013	$13.239	$16.703	5,321
	2014	$16.703	$17.088	4,722
	2015	$17.088	$16.064	4,444
	2016	$16.064	$17.854	3,879
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$16.268	$18.787	85,796
	2008	$18.787	$9.809	76,994
	2009	$9.809	$15.064	69,894
	2010	$15.064	$18.830	64,101
	2011	$18.830	$16.762	47,485
	2012	$16.762	$18.375	41,066
	2013	$18.375	$24.652	27,315
	2014	$24.652	$26.073	20,911
	2015	$26.073	$25.873	19,058
	2016	$25.873	$25.557	16,898
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$15.178	$15.650	546,807
	2008	$15.650	$9.642	544,019
	2009	$9.642	$11.937	523,288
	2010	$11.937	$13.434	448,002
	2011	$13.434	$13.396	362,449
	2012	$13.396	$15.197	284,203
	2013	$15.197	$19.635	227,394
	2014	$19.635	$21.781	192,076
	2015	$21.781	$21.558	184,375
	2016	$21.558	$23.544	168,431
Invesco V.I. Value Opportunities Fund - Series II
	2007	$16.102	$16.028	182,860
	2008	$16.028	$7.570	175,621
	2009	$7.570	$10.984	144,679
	2010	$10.984	$11.537	139,030
	2011	$11.537	$10.946	112,205
	2012	$10.946	$12.647	100,927
	2013	$12.647	$16.554	81,163
	2014	$16.554	$17.296	59,509
	2015	$17.296	$15.176	54,753
	2016	$15.176	$17.577	45,174
Invesco Van Kampen V.I. International Growth Equity Fund - Series II
	2007	$10.724	$12.033	59,894
	2008	$12.033	$6.083	36,073
	2009	$6.083	$8.157	45,600
	2010	$8.157	$8.804	33,046
	2011	$8.804	$9.582	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$17.933	$21.140	48,527
	2008	$21.140	$13.817	42,693
	2009	$13.817	$16.126	41,626
	2010	$16.126	$16.905	37,718
	2011	$16.905	$19.230	32,675
	2012	$19.230	$22.367	21,847
	2013	$22.367	$25.820	14,603
	2014	$25.820	$27.290	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$17.162	$20.121	70,816
	2008	$20.121	$10.077	69,826
	2009	$10.077	$16.732	58,625
	2010	$16.732	$20.661	54,194
	2011	$20.661	$18.750	34,630
	2012	$18.750	$20.553	28,298
	2013	$20.553	$21.794	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$18.967	$21.483	90,999
	2008	$21.483	$12.059	59,683
	2009	$12.059	$15.089	50,249
	2010	$15.089	$15.851	47,124
	2011	$15.851	$14.033	38,733
	2012	$14.033	$16.284	36,008
	2013	$16.284	$20.344	27,249
	2014	$20.344	$18.108	21,051
	2015	$18.108	$16.824	17,780
	2016	$16.824	$16.070	17,440
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$16.831	$19.285	28,403
	2008	$19.285	$10.614	27,637
	2009	$10.614	$10.132	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$11.106	$11.532	1,103,099
	2008	$11.532	$10.293	897,151
	2009	$10.293	$12.363	884,208
	2010	$12.363	$13.236	764,559
	2011	$13.236	$13.612	600,132
	2012	$13.612	$15.216	538,711
	2013	$15.216	$15.065	467,430
	2014	$15.065	$15.890	387,733
	2015	$15.890	$15.258	338,558
	2016	$15.258	$15.988	305,349
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$10.105	$10.201	930,092
	2008	$10.201	$8.494	799,489
	2009	$8.494	$8.805	738,542
	2010	$8.805	$8.840	586,514
	2011	$8.840	$8.895	432,352
	2012	$8.895	$9.002	397,144
	2013	$9.002	$8.849	383,742
	2014	$8.849	$8.763	344,951
	2015	$8.763	$8.579	304,004
	2016	$8.579	$8.830	268,722

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$10.099	$10.381	836,583
	2008	$10.381	$10.418	944,549
	2009	$10.418	$10.233	701,934
	2010	$10.233	$10.051	565,102
	2011	$10.051	$9.873	445,515
	2012	$9.873	$9.697	520,034
	2013	$9.697	$9.524	505,064
	2014	$9.524	$9.354	441,025
	2015	$9.354	$9.188	367,781
	2016	$9.188	$9.134	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$15.240	$17.845	485,775
	2008	$17.845	$9.157	435,365
	2009	$9.157	$15.365	373,643
	2010	$15.365	$19.230	311,557
	2011	$19.230	$17.571	267,443
	2012	$17.571	$19.342	238,268
	2013	$19.342	$28.565	201,324
	2014	$28.565	$29.581	150,867
	2015	$29.581	$31.474	132,745
	2016	$31.474	$29.785	116,498
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$15.514	$16.511	242,918
	2008	$16.511	$12.291	241,105
	2009	$12.291	$14.417	267,015
	2010	$14.417	$15.079	241,365
	2011	$15.079	$13.606	181,003
	2012	$13.606	$14.254	168,045
	2013	$14.254	$15.163	0
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
	2007	$9.484	$11.469	17,853
	2008	$11.469	$6.324	63,070
	2009	$6.324	$8.795	70,179
	2010	$8.795	$10.733	78,454
	2011	$10.733	$9.746	79,223
	2012	$9.746	$10.061	73,606
	2013	$10.061	$8.427	38,748
	2014	$8.427	$6.735	31,143
	2015	$6.735	$4.917	30,715
	2016	$4.917	$5.547	19,780
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
	2007	$10.696	$11.105	4,937
	2008	$11.105	$9.307	14,398
	2009	$9.307	$11.924	18,572
	2010	$11.924	$13.122	22,241
	2011	$13.122	$13.690	25,855
	2012	$13.690	$15.830	22,667
	2013	$15.830	$14.452	17,027
	2014	$14.452	$14.393	11,703
	2015	$14.393	$13.805	11,052
	2016	$13.805	$15.348	5,310

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Real Return Portfolio - Advisor Shares
	2007	$10.111	$10.979	64,914
	2008	$10.979	$10.014	122,143
	2009	$10.014	$11.632	127,372
	2010	$11.632	$12.338	137,203
	2011	$12.338	$13.519	78,423
	2012	$13.519	$14.424	60,790
	2013	$14.424	$12.848	43,679
	2014	$12.848	$12.995	32,190
	2015	$12.995	$12.404	26,893
	2016	$12.404	$12.803	23,677
PIMCO Total Return Portfolio - Advisor Shares
	2007	$10.293	$10.983	155,006
	2008	$10.983	$11.295	251,545
	2009	$11.295	$12.642	340,484
	2010	$12.642	$13.410	278,385
	2011	$13.410	$13.633	266,336
	2012	$13.633	$14.659	168,618
	2013	$14.659	$14.100	171,567
	2014	$14.100	$14.426	127,521
	2015	$14.426	$14.217	108,314
	2016	$14.217	$14.322	78,821
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$7.998	42,530
	2010	$7.998	$8.846	42,499
	2011	$8.846	$8.855	33,883
	2012	$8.855	$10.374	25,840
	2013	$10.374	$13.491	23,406
	2014	$13.491	$14.928	15,635
	2015	$14.928	$14.214	14,160
	2016	$14.214	$15.865	19,979
Putnam VT George Putnam Balanced Fund - Class IB
	2007	$13.487	$13.371	67,710
	2008	$13.371	$7.784	52,794
	2009	$7.784	$9.604	51,060
	2010	$9.604	$10.453	47,586
	2011	$10.453	$10.551	41,835
	2012	$10.551	$11.660	39,847
	2013	$11.660	$13.523	33,436
	2014	$13.523	$14.699	24,790
	2015	$14.699	$14.273	22,841
	2016	$14.273	$15.141	15,022
Putnam VT Growth and Income Fund - Class IB
	2007	$15.762	$14.543	82,711
	2008	$14.543	$8.756	76,589
	2009	$8.756	$11.162	55,728
	2010	$11.162	$12.539	58,343
	2011	$12.539	$11.743	45,353
	2012	$11.743	$13.740	44,174
	2013	$13.740	$18.308	29,484
	2014	$18.308	$19.910	19,595
	2015	$19.910	$18.082	16,400
	2016	$18.082	$20.426	15,204
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.052	102,696

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT International Equity Fund - Class IB
	2007	$19.947	$21.227	346,127
	2008	$21.227	$11.684	307,637
	2009	$11.684	$14.302	268,156
	2010	$14.302	$15.454	236,082
	2011	$15.454	$12.608	213,356
	2012	$12.608	$15.095	171,415
	2013	$15.095	$18.986	145,536
	2014	$18.986	$17.383	111,042
	2015	$17.383	$17.095	90,689
	2016	$17.095	$16.378	74,381
Putnam VT Investors Fund - Class IB
	2007	$16.063	$14.959	7,412
	2008	$14.959	$8.881	3,597
	2009	$8.881	$11.410	3,267
	2010	$11.410	$12.766	2,437
	2011	$12.766	$12.543	1,258
	2012	$12.543	$14.391	1,222
	2013	$14.391	$19.098	1,148
	2014	$19.098	$21.366	456
	2015	$21.366	$20.527	0
	2016	$20.527	$22.590	0
Putnam VT New Value Fund - Class IB
	2007	$12.432	$11.612	44,470
	2008	$11.612	$6.299	47,112
	2009	$6.299	$5.930	0
Putnam VT Voyager Fund - Class IB
	2007	$12.987	$13.457	195,573
	2008	$13.457	$8.322	162,064
	2009	$8.322	$13.395	138,929
	2010	$13.395	$15.891	121,085
	2011	$15.891	$12.821	109,042
	2012	$12.821	$14.383	93,838
	2013	$14.383	$20.302	78,913
	2014	$20.302	$21.877	62,209
	2015	$21.877	$20.172	58,919
	2016	$20.172	$20.218	0
UIF Emerging Markets Debt Portfolio, Class II
	2007	$14.617	$15.272	76,596
	2008	$15.272	$12.752	64,245
	2009	$12.752	$16.295	55,845
	2010	$16.295	$17.562	42,922
	2011	$17.562	$18.436	29,156
	2012	$18.436	$21.342	23,849
	2013	$21.342	$19.124	23,749
	2014	$19.124	$19.325	21,239
	2015	$19.325	$18.756	16,507
	2016	$18.756	$20.370	12,352

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class II
	2007	$31.775	$43.828	131,533
	2008	$43.828	$18.619	92,473
	2009	$18.619	$31.107	103,188
	2010	$31.107	$36.339	98,804
	2011	$36.339	$29.181	81,458
	2012	$29.181	$34.343	66,965
	2013	$34.343	$33.357	53,667
	2014	$33.357	$31.267	42,512
	2015	$31.267	$27.419	36,719
	2016	$27.419	$28.713	29,936
UIF Global Franchise Portfolio, Class II
	2007	$17.747	$19.132	430,629
	2008	$19.132	$13.352	350,871
	2009	$13.352	$16.989	346,172
	2010	$16.989	$19.029	304,773
	2011	$19.029	$20.380	215,320
	2012	$20.380	$23.135	174,559
	2013	$23.135	$27.189	135,664
	2014	$27.189	$27.906	104,131
	2015	$27.906	$29.107	88,554
	2016	$29.107	$30.136	78,490
UIF Global Infrastructure - Class II
	2014	$10.000	$29.234	11,580
	2015	$29.234	$24.724	10,192
	2016	$24.724	$27.917	8,834
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$16.506	112,188
	2014	$16.506	$16.534	83,906
	2015	$16.534	$15.178	77,452
	2016	$15.178	$15.726	69,053
UIF Growth Portfolio, Class II
	2007	$14.244	$17.019	180,460
	2008	$17.019	$8.466	149,586
	2009	$8.466	$13.730	133,363
	2010	$13.730	$16.534	113,697
	2011	$16.534	$15.745	79,779
	2012	$15.745	$17.635	69,603
	2013	$17.635	$25.586	42,631
	2014	$25.586	$26.658	38,445
	2015	$26.658	$29.314	32,280
	2016	$29.314	$28.237	30,796
UIF Mid Cap Growth Portfolio, Class II
	2007	$19.257	$23.187	317,263
	2008	$23.187	$12.110	252,202
	2009	$12.110	$18.717	220,515
	2010	$18.717	$24.314	196,336
	2011	$24.314	$22.166	151,437
	2012	$22.166	$23.616	129,969
	2013	$23.616	$31.888	97,077
	2014	$31.888	$31.893	80,168
	2015	$31.893	$29.446	61,556
	2016	$29.446	$26.363	56,069

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Small Company Growth Portfolio, Class II
	2007	$19.312	$19.526	226,867
	2008	$19.526	$11.422	191,537
	2009	$11.422	$16.450	172,191
	2010	$16.450	$20.446	157,070
	2011	$20.446	$18.331	123,216
	2012	$18.331	$20.650	91,807
	2013	$20.650	$34.746	63,066
	2014	$34.746	$29.393	55,423
	2015	$29.393	$26.040	48,795
	2016	$26.040	$27.019	40,772
UIF U.S. Real Estate Portfolio, Class II
	2007	$26.401	$21.447	301,144
	2008	$21.447	$13.047	254,512
	2009	$13.047	$16.464	215,423
	2010	$16.464	$20.944	182,945
	2011	$20.944	$21.735	151,102
	2012	$21.735	$24.679	127,717
	2013	$24.679	$24.662	102,870
	2014	$24.662	$31.349	81,940
	2015	$31.349	$31.379	71,266
	2016	$31.379	$32.837	61,812
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*
With the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (age 0-70)
Mortality & Expense = 1.65

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$15.791	$16.253	10,529
	2008	$16.253	$9.461	9,411
	2009	$9.461	$11.177	8,810
	2010	$11.177	$12.375	7,412
	2011	$12.375	$12.886	4,827
	2012	$12.886	$14.829	3,507
	2013	$14.829	$19.592	1,987
	2014	$19.592	$21.018	1,367
	2015	$21.018	$20.926	486
	2016	$20.926	$22.816	412
AB VPS Growth Portfolio - Class B
	2007	$14.850	$16.421	11,658
	2008	$16.421	$9.252	5,908
	2009	$9.252	$12.067	15,958
	2010	$12.067	$13.598	7,005
	2011	$13.598	$13.477	6,497
	2012	$13.477	$15.025	7,022
	2013	$15.025	$19.723	5,893
	2014	$19.723	$21.870	4,301
	2015	$21.870	$23.361	3,073
	2016	$23.361	$23.128	2,573
AB VPS International Value Portfolio - Class B
	2007	$15.728	$16.299	6,047
	2008	$16.299	$7.474	4,677
	2009	$7.474	$9.857	4,503
	2010	$9.857	$10.092	2,263
	2011	$10.092	$7.981	2,381
	2012	$7.981	$8.945	2,377
	2013	$8.945	$10.777	2,354
	2014	$10.777	$9.895	1,332
	2015	$9.895	$9.946	1,265
	2016	$9.946	$9.686	1,332
AB VPS Large Cap Growth Portfolio - Class B
	2007	$13.411	$14.955	3,108
	2008	$14.955	$8.834	3,137
	2009	$8.834	$11.889	3,041
	2010	$11.889	$12.818	3,026
	2011	$12.818	$12.171	2,761
	2012	$12.171	$13.872	2,747
	2013	$13.872	$18.655	2,735
	2014	$18.655	$20.847	2,540
	2015	$20.847	$22.684	2,530
	2016	$22.684	$22.792	2,519

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Small/Mid Cap Value Portfolio - Class B
	2007	$18.641	$18.576	13,207
	2008	$18.576	$11.715	9,876
	2009	$11.715	$16.405	5,780
	2010	$16.405	$20.386	5,243
	2011	$20.386	$18.286	4,234
	2012	$18.286	$21.264	3,948
	2013	$21.264	$28.728	3,240
	2014	$28.728	$30.722	2,483
	2015	$30.722	$28.440	2,314
	2016	$28.440	$34.840	2,257
AB VPS Value Portfolio - Class B
	2007	$12.732	$11.976	183
	2008	$11.976	$6.934	181
	2009	$6.934	$8.238	179
	2010	$8.238	$9.010	178
	2011	$9.010	$8.511	176
	2012	$8.511	$9.652	175
	2013	$9.652	$12.932	174
	2014	$12.932	$14.062	172
	2015	$14.062	$12.813	171
	2016	$12.813	$13.998	170
AllianceBernstein VPS Utility Income Portfolio - Class B
	2007	$13.259	$15.883	5,763
	2008	$15.883	$9.860	5,744
	2009	$9.860	$10.639	0
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2007	$12.987	$14.952	10,041
	2008	$14.952	$8.411	6,445
	2009	$8.411	$11.185	4,562
	2010	$11.185	$12.837	5,466
	2011	$12.837	$12.251	5,327
	2012	$12.251	$13.966	5,208
	2013	$13.966	$17.952	4,804
	2014	$17.952	$19.676	4,718
	2015	$19.676	$19.394	4,632
	2016	$19.394	$20.510	4,067
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2007	$10.196	$10.504	265
	2008	$10.504	$10.596	31,344
	2009	$10.596	$10.450	18,229
	2010	$10.450	$10.265	4,852
	2011	$10.265	$10.078	10,094
	2012	$10.078	$9.893	9,825
	2013	$9.893	$9.712	9,355
	2014	$9.712	$9.534	7,205
	2015	$9.534	$9.360	7,159
	2016	$9.360	$9.189	10,408

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth & Income Portfolio - Service Class 2
	2007	$12.267	$13.468	2,788
	2008	$13.468	$7.681	2,017
	2009	$7.681	$9.576	2,023
	2010	$9.576	$10.768	2,006
	2011	$10.768	$10.713	1,965
	2012	$10.713	$12.435	3,888
	2013	$12.435	$16.265	3,838
	2014	$16.265	$17.598	531
	2015	$17.598	$16.836	528
	2016	$16.836	$19.140	514
Fidelity VIP High Income Portfolio - Service Class 2
	2007	$11.399	$11.473	490
	2008	$11.473	$8.430	490
	2009	$8.430	$11.872	490
	2010	$11.872	$13.247	490
	2011	$13.247	$13.487	470
	2012	$13.487	$15.088	454
	2013	$15.088	$15.654	0
	2014	$15.654	$15.505	0
	2015	$15.505	$14.631	0
	2016	$14.631	$16.398	0
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2007	$13.341	$15.103	5,851
	2008	$15.103	$8.953	5,548
	2009	$8.953	$12.282	3,713
	2010	$12.282	$15.500	1,054
	2011	$15.500	$13.564	983
	2012	$13.564	$15.253	950
	2013	$15.253	$20.343	923
	2014	$20.343	$21.173	899
	2015	$21.173	$20.445	876
	2016	$20.445	$22.463	58
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
	2007	$11.501	$12.905	504
	2008	$12.905	$8.194	129
	2009	$8.194	$10.695	124
	2010	$10.695	$12.198	121
	2011	$12.198	$11.399	123
	2012	$11.399	$12.225	128
	2013	$12.225	$16.498	115
	2014	$16.498	$17.184	0
	2015	$17.184	$17.604	0
	2016	$17.604	$16.782	0
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.625	$11.720	5,669
	2008	$11.720	$8.815	3,965
	2009	$8.815	$12.347	3,342
	2010	$12.347	$13.727	2,178
	2011	$13.727	$14.090	1,541
	2012	$14.090	$15.982	876
	2013	$15.982	$16.916	893
	2014	$16.916	$16.601	464
	2015	$16.601	$14.809	424
	2016	$14.809	$17.001	305

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$12.991	$13.229	19,765
	2008	$13.229	$9.135	18,890
	2009	$9.135	$12.158	19,806
	2010	$12.158	$13.447	18,821
	2011	$13.447	$13.515	17,630
	2012	$13.515	$14.944	5,806
	2013	$14.944	$16.715	3,909
	2014	$16.715	$17.164	3,363
	2015	$17.164	$15.660	2,637
	2016	$15.660	$17.528	2,260
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2007	$13.725	$15.068	2,388
	2008	$15.068	$10.582	2,321
	2009	$10.582	$12.809	2,315
	2010	$12.809	$14.077	3,737
	2011	$14.077	$13.409	3,720
	2012	$13.409	$14.920	3,686
	2013	$14.920	$18.690	3,662
	2014	$18.690	$19.394	3,700
	2015	$19.394	$18.342	3,684
	2016	$18.342	$20.198	3,668
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.789	$14.004	517
	2008	$14.004	$8.645	483
	2009	$8.645	$10.697	447
	2010	$10.697	$11.675	417
	2011	$11.675	$11.342	386
	2012	$11.342	$12.718	360
	2013	$12.718	$16.012	334
	2014	$16.012	$16.837	311
	2015	$16.837	$15.712	293
	2016	$15.712	$17.900	267
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.827	$16.802	12,746
	2008	$16.802	$9.833	12,796
	2009	$9.833	$13.227	6,290
	2010	$13.227	$14.076	4,805
	2011	$14.076	$12.348	4,746
	2012	$12.348	$14.330	4,717
	2013	$14.330	$17.297	4,690
	2014	$17.297	$15.089	4,169
	2015	$15.089	$13.850	4,170
	2016	$13.850	$14.571	2,672
Goldman Sachs VIT Large Cap Value Fund - Institutional
	2007	$12.648	$12.446	1,277
	2008	$12.446	$8.098	230
	2009	$8.098	$9.405	240
	2010	$9.405	$10.266	244
	2011	$10.266	$9.366	248
	2012	$9.366	$10.952	244
	2013	$10.952	$14.324	237
	2014	$14.324	$15.879	227
	2015	$15.879	$14.899	229
	2016	$14.899	$16.320	228

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2007	$12.952	$13.050	2,202
	2008	$13.050	$8.107	2,190
	2009	$8.107	$10.596	484
	2010	$10.596	$13.001	3,778
	2011	$13.001	$11.949	3,755
	2012	$11.949	$13.894	3,736
	2013	$13.894	$18.125	3,719
	2014	$18.125	$20.206	3,705
	2015	$20.206	$18.001	3,691
	2016	$18.001	$20.062	3,677
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional
	2007	$12.481	$10.203	4,814
	2008	$10.203	$6.626	4,772
	2009	$6.626	$8.303	3,009
	2010	$8.303	$10.606	2,362
	2011	$10.606	$10.481	2,280
	2012	$10.481	$11.608	2,253
	2013	$11.608	$15.454	1,416
	2014	$15.454	$16.220	1,440
	2015	$16.220	$15.583	1,431
	2016	$15.583	$18.846	611
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
	2007	$12.471	$11.953	4,793
	2008	$11.953	$7.446	3,921
	2009	$7.446	$8.854	523
	2010	$8.854	$9.808	491
	2011	$9.808	$10.017	447
	2012	$10.017	$11.254	450
	2013	$11.254	$15.192	410
	2014	$15.192	$17.353	258
	2015	$17.353	$17.000	251
	2016	$17.000	$18.479	253
Invesco V.I. American Franchise Fund - Series II
	2007	$13.176	$15.084	9,907
	2008	$15.084	$7.534	9,573
	2009	$7.534	$12.250	2,861
	2010	$12.250	$14.378	2,480
	2011	$14.378	$13.212	2,326
	2012	$13.212	$14.705	3,041
	2013	$14.705	$20.180	2,984
	2014	$20.180	$21.426	2,946
	2015	$21.426	$22.031	2,915
	2016	$22.031	$22.063	2,116
Invesco V.I. American Value Fund - Series II
	2007	$19.577	$20.702	17,661
	2008	$20.702	$11.904	14,968
	2009	$11.904	$16.260	11,306
	2010	$16.260	$19.502	9,649
	2011	$19.502	$19.302	8,935
	2012	$19.302	$22.181	7,625
	2013	$22.181	$29.162	6,473
	2014	$29.162	$31.338	5,627
	2015	$31.338	$27.882	5,403
	2016	$27.882	$31.536	5,996

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Capital Appreciation - Series II
	2007	$14.156	$15.524	1,611
	2008	$15.524	$8.743	1,599
	2009	$8.743	$10.360	1,588
	2010	$10.360	$11.716	1,578
	2011	$11.716	$10.567	1,079
	2012	$10.567	$12.115	0
Invesco V.I. Comstock Fund - Series II
	2007	$16.746	$16.054	73,591
	2008	$16.054	$10.116	66,042
	2009	$10.116	$12.751	52,072
	2010	$12.751	$14.481	36,907
	2011	$14.481	$13.915	29,717
	2012	$13.915	$16.244	22,612
	2013	$16.244	$21.630	17,465
	2014	$21.630	$23.164	16,284
	2015	$23.164	$21.329	15,199
	2016	$21.329	$24.495	10,593
Invesco V.I. Core Equity Fund - Series II
	2007	$10.764	$11.397	10,635
	2008	$11.397	$7.795	8,670
	2009	$7.795	$9.793	1,636
	2010	$9.793	$10.502	470
	2011	$10.502	$10.279	473
	2012	$10.279	$11.462	276
	2013	$11.462	$14.507	274
	2014	$14.507	$15.358	272
	2015	$15.358	$14.170	271
	2016	$14.170	$15.304	269
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$14.598	$14.887	34,950
	2008	$14.887	$9.285	31,455
	2009	$9.285	$11.296	21,851
	2010	$11.296	$12.220	19,407
	2011	$12.220	$11.987	13,445
	2012	$11.987	$13.928	2,829
	2013	$13.928	$17.878	2,603
	2014	$17.878	$19.749	2,239
	2015	$19.749	$19.737	1,930
	2016	$19.737	$22.192	1,634
Invesco V.I. Equity and Income Fund - Series II
	2007	$14.765	$14.979	10,811
	2008	$14.979	$11.368	10,618
	2009	$11.368	$13.668	8,326
	2010	$13.668	$15.031	6,179
	2011	$15.031	$14.563	6,169
	2012	$14.563	$16.066	5,518
	2013	$16.066	$19.695	5,419
	2014	$19.695	$21.027	5,329
	2015	$21.027	$20.107	5,148
	2016	$20.107	$22.666	5,047

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$11.960	2,552
	2012	$11.960	$13.314	1,554
	2013	$13.314	$15.978	1,430
	2014	$15.978	$15.760	1,412
	2015	$15.760	$15.214	1,053
	2016	$15.214	$15.907	1,035
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$18.094	$18.961	7,279
	2008	$18.961	$10.965	6,775
	2009	$10.965	$12.497	8,630
	2010	$12.497	$13.725	4,797
	2011	$13.725	$14.786	0
Invesco V.I. Growth and Income Fund - Series II
	2007	$17.001	$17.107	38,697
	2008	$17.107	$11.383	37,668
	2009	$11.383	$13.868	28,917
	2010	$13.868	$15.272	24,705
	2011	$15.272	$14.653	22,142
	2012	$14.653	$16.446	17,189
	2013	$16.446	$21.595	15,670
	2014	$21.595	$23.310	15,169
	2015	$23.310	$22.123	14,572
	2016	$22.123	$25.937	14,063
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$18.496	6,084
	2014	$18.496	$18.443	6,041
	2015	$18.443	$17.494	5,815
	2016	$17.494	$19.032	6,008
Invesco V.I. High Yield Securities Fund - Series II
	2007	$12.999	$13.256	10,434
	2008	$13.256	$9.994	9,977
	2009	$9.994	$14.153	9,672
	2010	$14.153	$15.276	9,578
	2011	$15.276	$15.243	8,946
	2012	$15.243	$17.731	6,089
	2013	$17.731	$18.267	0
Invesco V.I. Income Builder Fund - Series II
	2007	$14.802	$14.944	1,712
	2008	$14.944	$10.790	1,702
	2009	$10.790	$13.229	575
	2010	$13.229	$14.562	79
	2011	$14.562	$15.477	0
Invesco V.I. International Growth Fund - Series II
	2011	$10.000	$8.021	250
	2012	$8.021	$9.074	246
	2013	$9.074	$10.574	255
	2014	$10.574	$10.389	0
	2015	$10.389	$9.931	0
	2016	$9.931	$9.681	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2007	$12.373	$13.272	1,925
	2008	$13.272	$9.291	1,917
	2009	$9.291	$11.843	1,885
	2010	$11.843	$13.227	1,744
	2011	$13.227	$12.139	1,712
	2012	$12.139	$13.181	1,705
	2013	$13.181	$16.621	1,698
	2014	$16.621	$16.996	1,692
	2015	$16.996	$15.969	1,686
	2016	$15.969	$17.739	1,679
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$16.238	$18.742	5,371
	2008	$18.742	$9.781	5,112
	2009	$9.781	$15.013	3,765
	2010	$15.013	$18.756	3,680
	2011	$18.756	$16.688	3,599
	2012	$16.688	$18.285	1,968
	2013	$18.285	$24.519	1,912
	2014	$24.519	$25.919	1,864
	2015	$25.919	$25.707	1,816
	2016	$25.707	$25.380	1,767
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$15.149	$15.613	80,162
	2008	$15.613	$9.614	75,601
	2009	$9.614	$11.897	69,221
	2010	$11.897	$13.381	61,958
	2011	$13.381	$13.337	58,211
	2012	$13.337	$15.122	40,938
	2013	$15.122	$19.528	11,719
	2014	$19.528	$21.652	10,070
	2015	$21.652	$21.419	8,471
	2016	$21.419	$23.380	6,612
Invesco V.I. Value Opportunities Fund - Series II
	2007	$16.072	$15.989	6,210
	2008	$15.989	$7.548	7,503
	2009	$7.548	$10.947	5,708
	2010	$10.947	$11.492	4,689
	2011	$11.492	$10.898	3,065
	2012	$10.898	$12.585	2,393
	2013	$12.585	$16.464	1,304
	2014	$16.464	$17.193	976
	2015	$17.193	$15.078	705
	2016	$15.078	$17.455	600
Invesco Van Kampen V.I. International Growth Equity Fund - Series II
	2007	$10.720	$12.023	772
	2008	$12.023	$6.075	246
	2009	$6.075	$8.142	235
	2010	$8.142	$8.783	240
	2011	$8.783	$9.557	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$17.900	$21.090	1,109
	2008	$21.090	$13.777	1,143
	2009	$13.777	$16.071	522
	2010	$16.071	$16.839	502
	2011	$16.839	$19.145	105
	2012	$19.145	$22.257	0
	2013	$22.257	$25.681	0
	2014	$25.681	$27.138	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$17.130	$20.073	0
	2008	$20.073	$10.048	0
	2009	$10.048	$16.675	0
	2010	$16.675	$20.580	0
	2011	$20.580	$18.668	0
	2012	$18.668	$20.452	0
	2013	$20.452	$21.683	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$18.931	$21.432	5,761
	2008	$21.432	$12.024	5,450
	2009	$12.024	$15.038	4,593
	2010	$15.038	$15.789	3,670
	2011	$15.789	$13.972	2,287
	2012	$13.972	$16.204	751
	2013	$16.204	$20.234	730
	2014	$20.234	$18.001	242
	2015	$18.001	$16.716	240
	2016	$16.716	$15.958	239
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$16.799	$19.240	5,831
	2008	$19.240	$10.583	5,730
	2009	$10.583	$10.101	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$11.086	$11.504	42,917
	2008	$11.504	$10.264	44,087
	2009	$10.264	$12.321	41,534
	2010	$12.321	$13.184	32,392
	2011	$13.184	$13.552	23,647
	2012	$13.552	$15.141	16,834
	2013	$15.141	$14.983	10,280
	2014	$14.983	$15.795	7,828
	2015	$15.795	$15.160	5,030
	2016	$15.160	$15.877	4,801
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$10.086	$10.177	32,992
	2008	$10.177	$8.469	26,542
	2009	$8.469	$8.776	26,038
	2010	$8.776	$8.805	25,361
	2011	$8.805	$8.856	22,575
	2012	$8.856	$8.957	17,692
	2013	$8.957	$8.801	16,880
	2014	$8.801	$8.711	16,534
	2015	$8.711	$8.524	16,177
	2016	$8.524	$8.769	18,882

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$10.081	$10.356	56,312
	2008	$10.356	$10.388	50,704
	2009	$10.388	$10.199	54,084
	2010	$10.199	$10.012	23,176
	2011	$10.012	$9.829	17,095
	2012	$9.829	$9.649	5,851
	2013	$9.649	$9.472	6,212
	2014	$9.472	$9.299	4,297
	2015	$9.299	$9.129	3,236
	2016	$9.129	$9.074	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$15.212	$17.803	18,814
	2008	$17.803	$9.131	19,933
	2009	$9.131	$15.313	16,496
	2010	$15.313	$19.155	12,004
	2011	$19.155	$17.493	9,992
	2012	$17.493	$19.247	7,156
	2013	$19.247	$28.410	5,212
	2014	$28.410	$29.406	4,625
	2015	$29.406	$31.271	4,088
	2016	$31.271	$29.578	3,918
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$15.485	$16.472	7,330
	2008	$16.472	$12.255	5,907
	2009	$12.255	$14.368	16,726
	2010	$14.368	$15.021	8,641
	2011	$15.021	$13.546	4,379
	2012	$13.546	$14.184	3,949
	2013	$14.184	$15.086	0
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
	2007	$9.481	$11.459	1,580
	2008	$11.459	$6.315	1,497
	2009	$6.315	$8.779	1,380
	2010	$8.779	$10.707	1,284
	2011	$10.707	$9.718	1,204
	2012	$9.718	$10.027	1,122
	2013	$10.027	$8.394	1,053
	2014	$8.394	$6.706	1,095
	2015	$6.706	$4.893	1,031
	2016	$4.893	$5.517	965
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
	2007	$10.692	$11.095	104
	2008	$11.095	$9.294	103
	2009	$9.294	$11.902	102
	2010	$11.902	$13.091	101
	2011	$13.091	$13.650	100
	2012	$13.650	$15.777	99
	2013	$15.777	$14.396	99
	2014	$14.396	$14.330	98
	2015	$14.330	$13.737	97
	2016	$13.737	$15.264	96

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Real Return Portfolio - Advisor Shares
	2007	$10.108	$10.970	314
	2008	$10.970	$10.000	311
	2009	$10.000	$11.610	18,034
	2010	$11.610	$12.309	17,947
	2011	$12.309	$13.480	13,346
	2012	$13.480	$14.376	15,047
	2013	$14.376	$12.797	4,955
	2014	$12.797	$12.937	467
	2015	$12.937	$12.344	463
	2016	$12.344	$12.734	459
PIMCO Total Return Portfolio - Advisor Shares
	2007	$10.290	$10.974	1,181
	2008	$10.974	$11.280	322
	2009	$11.280	$12.618	16,754
	2010	$12.618	$13.378	17,463
	2011	$13.378	$13.593	12,524
	2012	$13.593	$14.609	12,352
	2013	$14.609	$14.045	3,050
	2014	$14.045	$14.362	384
	2015	$14.362	$14.147	381
	2016	$14.147	$14.245	377
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$7.979	1,734
	2010	$7.979	$8.820	1,690
	2011	$8.820	$8.824	1,043
	2012	$8.824	$10.334	1,028
	2013	$10.334	$13.432	987
	2014	$13.432	$14.854	172
	2015	$14.854	$14.137	173
	2016	$14.137	$15.771	170
Putnam VT George Putnam Balanced Fund - Class IB
	2007	$13.462	$13.339	6,035
	2008	$13.339	$7.761	5,683
	2009	$7.761	$9.571	3,870
	2010	$9.571	$10.412	3,708
	2011	$10.412	$10.504	2,730
	2012	$10.504	$11.603	1,727
	2013	$11.603	$13.450	1,719
	2014	$13.450	$14.612	1,763
	2015	$14.612	$14.181	1,754
	2016	$14.181	$15.036	1,745
Putnam VT Growth and Income Fund - Class IB
	2007	$15.732	$14.509	178
	2008	$14.509	$8.730	236
	2009	$8.730	$11.124	211
	2010	$11.124	$12.490	160
	2011	$12.490	$11.692	172
	2012	$11.692	$13.672	0
	2013	$13.672	$18.209	0
	2014	$18.209	$19.792	0
	2015	$19.792	$17.965	0
	2016	$17.965	$20.284	0
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.052	11,785

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT International Equity Fund - Class IB
	2007	$19.910	$21.177	6,443
	2008	$21.177	$11.650	5,709
	2009	$11.650	$14.253	5,650
	2010	$14.253	$15.394	4,903
	2011	$15.394	$12.552	4,194
	2012	$12.552	$15.021	3,967
	2013	$15.021	$18.883	3,733
	2014	$18.883	$17.280	3,654
	2015	$17.280	$16.985	3,541
	2016	$16.985	$16.265	2,442
Putnam VT Investors Fund - Class IB
	2007	$16.033	$14.923	0
	2008	$14.923	$8.855	0
	2009	$8.855	$11.371	0
	2010	$11.371	$12.716	0
	2011	$12.716	$12.488	0
	2012	$12.488	$14.321	0
	2013	$14.321	$18.995	0
	2014	$18.995	$21.239	0
	2015	$21.239	$20.395	0
	2016	$20.395	$22.433	0
Putnam VT New Value Fund - Class IB
	2007	$12.422	$11.596	2,032
	2008	$11.596	$6.288	1,766
	2009	$6.288	$5.918	0
Putnam VT Voyager Fund - Class IB
	2007	$12.962	$13.425	8,237
	2008	$13.425	$8.298	8,246
	2009	$8.298	$13.349	7,841
	2010	$13.349	$15.829	7,118
	2011	$15.829	$12.765	6,644
	2012	$12.765	$14.312	6,433
	2013	$14.312	$20.192	6,273
	2014	$20.192	$21.748	6,140
	2015	$21.748	$20.042	6,028
	2016	$20.042	$20.079	0
UIF Emerging Markets Debt Portfolio, Class II
	2007	$14.590	$15.235	1,723
	2008	$15.235	$12.715	1,638
	2009	$12.715	$16.239	1,549
	2010	$16.239	$17.493	1,402
	2011	$17.493	$18.355	1,186
	2012	$18.355	$21.237	961
	2013	$21.237	$19.021	964
	2014	$19.021	$19.210	961
	2015	$19.210	$18.635	956
	2016	$18.635	$20.229	951

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class II
	2007	$31.716	$43.724	1,270
	2008	$43.724	$18.565	965
	2009	$18.565	$31.002	939
	2010	$31.002	$36.198	1,001
	2011	$36.198	$29.053	981
	2012	$29.053	$34.175	891
	2013	$34.175	$33.176	874
	2014	$33.176	$31.082	900
	2015	$31.082	$27.243	884
	2016	$27.243	$28.514	868
UIF Global Franchise Portfolio, Class II
	2007	$17.714	$19.087	23,577
	2008	$19.087	$13.313	22,960
	2009	$13.313	$16.932	15,382
	2010	$16.932	$18.955	11,998
	2011	$18.955	$20.291	10,390
	2012	$20.291	$23.022	9,991
	2013	$23.022	$27.041	7,840
	2014	$27.041	$27.741	6,829
	2015	$27.741	$28.919	6,650
	2016	$28.919	$29.927	7,693
UIF Global Infrastructure - Class II
	2014	$10.000	$29.061	0
	2015	$29.061	$24.565	0
	2016	$24.565	$27.723	0
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$16.417	3,638
	2014	$16.417	$16.436	3,455
	2015	$16.436	$15.080	3,107
	2016	$15.080	$15.617	3,023
UIF Growth Portfolio, Class II
	2007	$14.218	$16.978	9,550
	2008	$16.978	$8.441	9,363
	2009	$8.441	$13.684	9,112
	2010	$13.684	$16.470	8,588
	2011	$16.470	$15.676	5,728
	2012	$15.676	$17.549	5,420
	2013	$17.549	$25.447	5,386
	2014	$25.447	$26.500	5,355
	2015	$26.500	$29.125	5,321
	2016	$29.125	$28.041	6,185
UIF Mid Cap Growth Portfolio, Class II
	2007	$19.221	$23.132	12,057
	2008	$23.132	$12.076	9,098
	2009	$12.076	$18.653	5,662
	2010	$18.653	$24.219	3,533
	2011	$24.219	$22.069	2,609
	2012	$22.069	$23.500	2,156
	2013	$23.500	$31.715	1,214
	2014	$31.715	$31.705	890
	2015	$31.705	$29.257	884
	2016	$29.257	$26.181	648

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Small Company Growth Portfolio, Class II
	2007	$19.276	$19.480	11,050
	2008	$19.480	$11.389	10,732
	2009	$11.389	$16.394	6,618
	2010	$16.394	$20.367	5,106
	2011	$20.367	$18.250	5,036
	2012	$18.250	$20.548	3,376
	2013	$20.548	$34.558	2,789
	2014	$34.558	$29.219	2,775
	2015	$29.219	$25.873	2,761
	2016	$25.873	$26.831	3,069
UIF U.S. Real Estate Portfolio, Class II
	2007	$26.352	$21.396	8,422
	2008	$21.396	$13.009	8,579
	2009	$13.009	$16.408	7,030
	2010	$16.408	$20.863	6,224
	2011	$20.863	$21.639	4,224
	2012	$21.639	$24.558	3,763
	2013	$24.558	$24.529	3,497
	2014	$24.529	$31.163	3,246
	2015	$31.163	$31.178	3,121
	2016	$31.178	$32.610	3,250
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*
With the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (age 71-79)
Mortality & Expense = 1.7

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$15.762	$16.214	6,158
	2008	$16.214	$9.434	6,144
	2009	$9.434	$11.139	3,925
	2010	$11.139	$12.327	3,885
	2011	$12.327	$12.829	3,685
	2012	$12.829	$14.756	3,661
	2013	$14.756	$19.486	3,089
	2014	$19.486	$20.893	2,911
	2015	$20.893	$20.791	2,901
	2016	$20.791	$22.657	2,891
AB VPS Growth Portfolio - Class B
	2007	$14.822	$16.382	466
	2008	$16.382	$9.226	473
	2009	$9.226	$12.026	309
	2010	$12.026	$13.545	297
	2011	$13.545	$13.418	272
	2012	$13.418	$14.951	264
	2013	$14.951	$19.616	238
	2014	$19.616	$21.740	214
	2015	$21.740	$23.211	196
	2016	$23.211	$22.967	197
AB VPS International Value Portfolio - Class B
	2007	$15.715	$16.277	3,179
	2008	$16.277	$7.460	4,284
	2009	$7.460	$9.833	2,190
	2010	$9.833	$10.063	2,116
	2011	$10.063	$7.954	2,518
	2012	$7.954	$8.910	1,464
	2013	$8.910	$10.729	1,357
	2014	$10.729	$9.846	1,449
	2015	$9.846	$9.892	1,404
	2016	$9.892	$9.628	1,048
AB VPS Large Cap Growth Portfolio - Class B
	2007	$13.386	$14.920	108
	2008	$14.920	$8.809	108
	2009	$8.809	$11.849	0
	2010	$11.849	$12.768	0
	2011	$12.768	$12.117	0
	2012	$12.117	$13.804	0
	2013	$13.804	$18.554	0
	2014	$18.554	$20.723	0
	2015	$20.723	$22.538	0
	2016	$22.538	$22.634	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Small/Mid Cap Value Portfolio - Class B
	2007	$18.607	$18.532	556
	2008	$18.532	$11.682	554
	2009	$11.682	$16.350	472
	2010	$16.350	$20.306	469
	2011	$20.306	$18.205	468
	2012	$18.205	$21.159	466
	2013	$21.159	$28.572	0
	2014	$28.572	$30.540	0
	2015	$30.540	$28.257	0
	2016	$28.257	$34.598	0
AB VPS Value Portfolio - Class B
	2007	$12.722	$11.960	117
	2008	$11.960	$6.921	116
	2009	$6.921	$8.219	115
	2010	$8.219	$8.984	115
	2011	$8.984	$8.482	114
	2012	$8.482	$9.615	114
	2013	$9.615	$12.875	113
	2014	$12.875	$13.993	113
	2015	$13.993	$12.744	113
	2016	$12.744	$13.915	112
AllianceBernstein VPS Utility Income Portfolio - Class B
	2007	$13.248	$15.861	0
	2008	$15.861	$9.842	0
	2009	$9.842	$10.615	0
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2007	$12.976	$14.932	4,528
	2008	$14.932	$8.395	4,166
	2009	$8.395	$11.158	3,719
	2010	$11.158	$12.800	3,361
	2011	$12.800	$12.209	3,039
	2012	$12.209	$13.911	2,734
	2013	$13.911	$17.873	3,679
	2014	$17.873	$19.579	3,453
	2015	$19.579	$19.289	2,042
	2016	$19.289	$20.388	1,824
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2007	$10.193	$10.495	0
	2008	$10.495	$10.581	0
	2009	$10.581	$10.431	0
	2010	$10.431	$10.241	0
	2011	$10.241	$10.049	0
	2012	$10.049	$9.860	0
	2013	$9.860	$9.674	0
	2014	$9.674	$9.492	0
	2015	$9.492	$9.314	0
	2016	$9.314	$9.140	4,801

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth & Income Portfolio - Service Class 2
	2007	$12.256	$13.449	4,555
	2008	$13.449	$7.666	4,391
	2009	$7.666	$9.553	3,580
	2010	$9.553	$10.736	3,406
	2011	$10.736	$10.677	3,247
	2012	$10.677	$12.386	3,047
	2013	$12.386	$16.193	1,612
	2014	$16.193	$17.512	1,518
	2015	$17.512	$16.744	1,428
	2016	$16.744	$19.026	1,335
Fidelity VIP High Income Portfolio - Service Class 2
	2007	$11.389	$11.457	2,685
	2008	$11.457	$8.414	2,553
	2009	$8.414	$11.844	2,207
	2010	$11.844	$13.209	1,812
	2011	$13.209	$13.441	1,787
	2012	$13.441	$15.029	494
	2013	$15.029	$15.585	504
	2014	$15.585	$15.429	511
	2015	$15.429	$14.552	506
	2016	$14.552	$16.301	321
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2007	$13.330	$15.082	0
	2008	$15.082	$8.936	0
	2009	$8.936	$12.252	0
	2010	$12.252	$15.456	0
	2011	$15.456	$13.518	0
	2012	$13.518	$15.194	0
	2013	$15.194	$20.254	0
	2014	$20.254	$21.069	0
	2015	$21.069	$20.334	0
	2016	$20.334	$22.330	0
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
	2007	$11.491	$12.887	916
	2008	$12.887	$8.178	841
	2009	$8.178	$10.669	0
	2010	$10.669	$12.163	0
	2011	$12.163	$11.360	0
	2012	$11.360	$12.178	0
	2013	$12.178	$16.426	0
	2014	$16.426	$17.099	0
	2015	$17.099	$17.508	0
	2016	$17.508	$16.682	0
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.610	$11.698	1,192
	2008	$11.698	$8.794	1,090
	2009	$8.794	$12.312	1,018
	2010	$12.312	$13.681	949
	2011	$13.681	$14.035	624
	2012	$14.035	$15.912	604
	2013	$15.912	$16.833	619
	2014	$16.833	$16.511	405
	2015	$16.511	$14.721	385
	2016	$14.721	$16.892	351

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$12.973	$13.205	6,157
	2008	$13.205	$9.113	5,998
	2009	$9.113	$12.123	5,808
	2010	$12.123	$13.402	5,657
	2011	$13.402	$13.463	8,253
	2012	$13.463	$14.879	8,057
	2013	$14.879	$16.633	6,682
	2014	$16.633	$17.071	6,578
	2015	$17.071	$15.567	3,794
	2016	$15.567	$17.416	3,702
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2007	$13.714	$15.047	0
	2008	$15.047	$10.562	0
	2009	$10.562	$12.778	0
	2010	$12.778	$14.036	0
	2011	$14.036	$13.364	0
	2012	$13.364	$14.862	0
	2013	$14.862	$18.608	0
	2014	$18.608	$19.298	0
	2015	$19.298	$18.243	0
	2016	$18.243	$20.078	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.770	$13.978	2,281
	2008	$13.978	$8.625	2,304
	2009	$8.625	$10.666	2,238
	2010	$10.666	$11.636	2,037
	2011	$11.636	$11.297	2,061
	2012	$11.297	$12.662	1,287
	2013	$12.662	$15.934	1,266
	2014	$15.934	$16.746	1,145
	2015	$16.746	$15.618	1,035
	2016	$15.618	$17.785	679
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.807	$16.771	3,661
	2008	$16.771	$9.810	3,675
	2009	$9.810	$13.189	3,480
	2010	$13.189	$14.028	3,280
	2011	$14.028	$12.300	3,342
	2012	$12.300	$14.267	2,531
	2013	$14.267	$17.212	1,355
	2014	$17.212	$15.007	1,250
	2015	$15.007	$13.768	1,116
	2016	$13.768	$14.477	624
Goldman Sachs VIT Large Cap Value Fund - Institutional
	2007	$12.637	$12.429	410
	2008	$12.429	$8.083	440
	2009	$8.083	$9.382	444
	2010	$9.382	$10.236	442
	2011	$10.236	$9.335	459
	2012	$9.335	$10.910	444
	2013	$10.910	$14.261	408
	2014	$14.261	$15.801	392
	2015	$15.801	$14.818	389
	2016	$14.818	$16.223	208

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2007	$12.941	$13.032	137
	2008	$13.032	$8.092	130
	2009	$8.092	$10.570	139
	2010	$10.570	$12.964	122
	2011	$12.964	$11.908	118
	2012	$11.908	$13.840	113
	2013	$13.840	$18.045	99
	2014	$18.045	$20.107	90
	2015	$20.107	$17.903	96
	2016	$17.903	$19.943	87
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional
	2007	$12.471	$10.189	245
	2008	$10.189	$6.613	279
	2009	$6.613	$8.284	263
	2010	$8.284	$10.575	232
	2011	$10.575	$10.446	232
	2012	$10.446	$11.563	232
	2013	$11.563	$15.385	204
	2014	$15.385	$16.141	201
	2015	$16.141	$15.499	195
	2016	$15.499	$18.735	66
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
	2007	$12.460	$11.936	3,602
	2008	$11.936	$7.432	3,429
	2009	$7.432	$8.833	2,506
	2010	$8.833	$9.779	2,336
	2011	$9.779	$9.983	2,179
	2012	$9.983	$11.210	2,038
	2013	$11.210	$15.125	1,885
	2014	$15.125	$17.267	1,771
	2015	$17.267	$16.908	1,672
	2016	$16.908	$18.370	1,422
Invesco V.I. American Franchise Fund - Series II
	2007	$13.151	$15.048	1,445
	2008	$15.048	$7.512	1,362
	2009	$7.512	$12.209	1,090
	2010	$12.209	$14.322	999
	2011	$14.322	$13.154	640
	2012	$13.154	$14.633	586
	2013	$14.633	$20.070	505
	2014	$20.070	$21.299	449
	2015	$21.299	$21.889	401
	2016	$21.889	$21.910	363
Invesco V.I. American Value Fund - Series II
	2007	$19.540	$20.653	7,526
	2008	$20.653	$11.869	7,361
	2009	$11.869	$16.205	6,545
	2010	$16.205	$19.426	6,494
	2011	$19.426	$19.217	6,249
	2012	$19.217	$22.072	6,216
	2013	$22.072	$29.004	5,493
	2014	$29.004	$31.153	5,300
	2015	$31.153	$27.703	5,134
	2016	$27.703	$31.317	4,642

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Capital Appreciation - Series II
	2007	$14.130	$15.488	106
	2008	$15.488	$8.718	106
	2009	$8.718	$10.325	0
	2010	$10.325	$11.670	0
	2011	$11.670	$10.521	0
	2012	$10.521	$12.059	0
Invesco V.I. Comstock Fund - Series II
	2007	$16.715	$16.015	11,571
	2008	$16.015	$10.087	11,329
	2009	$10.087	$12.708	10,194
	2010	$12.708	$14.425	9,986
	2011	$14.425	$13.854	5,678
	2012	$13.854	$16.164	5,534
	2013	$16.164	$21.513	2,941
	2014	$21.513	$23.027	2,525
	2015	$23.027	$21.192	2,282
	2016	$21.192	$24.325	1,850
Invesco V.I. Core Equity Fund - Series II
	2007	$10.760	$11.387	0
	2008	$11.387	$7.784	0
	2009	$7.784	$9.774	0
	2010	$9.774	$10.477	0
	2011	$10.477	$10.249	0
	2012	$10.249	$11.424	0
	2013	$11.424	$14.451	0
	2014	$14.451	$15.290	0
	2015	$15.290	$14.101	0
	2016	$14.101	$15.221	0
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$14.571	$14.852	3,858
	2008	$14.852	$9.258	3,859
	2009	$9.258	$11.258	3,664
	2010	$11.258	$12.172	3,589
	2011	$12.172	$11.935	3,050
	2012	$11.935	$13.859	2,982
	2013	$13.859	$17.781	2,913
	2014	$17.781	$19.632	2,362
	2015	$19.632	$19.610	2,362
	2016	$19.610	$22.038	2,362
Invesco V.I. Equity and Income Fund - Series II
	2007	$14.737	$14.943	5,294
	2008	$14.943	$11.335	5,214
	2009	$11.335	$13.622	5,133
	2010	$13.622	$14.973	5,108
	2011	$14.973	$14.499	9,464
	2012	$14.499	$15.987	9,423
	2013	$15.987	$19.588	12,364
	2014	$19.588	$20.903	12,320
	2015	$20.903	$19.977	9,325
	2016	$19.977	$22.509	9,290

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$11.908	1,470
	2012	$11.908	$13.249	1,470
	2013	$13.249	$15.891	1,470
	2014	$15.891	$15.666	1,470
	2015	$15.666	$15.117	1,470
	2016	$15.117	$15.796	1,470
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$18.060	$18.916	1,743
	2008	$18.916	$10.933	1,742
	2009	$10.933	$12.455	1,470
	2010	$12.455	$13.672	1,470
	2011	$13.672	$14.726	0
Invesco V.I. Growth and Income Fund - Series II
	2007	$16.969	$17.067	7,968
	2008	$17.067	$11.351	7,689
	2009	$11.351	$13.821	6,204
	2010	$13.821	$15.213	6,156
	2011	$15.213	$14.588	5,730
	2012	$14.588	$16.365	5,705
	2013	$16.365	$21.478	4,446
	2014	$21.478	$23.172	4,099
	2015	$23.172	$21.981	3,921
	2016	$21.981	$25.757	3,553
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$18.395	0
	2014	$18.395	$18.334	0
	2015	$18.334	$17.381	0
	2016	$17.381	$18.900	0
Invesco V.I. High Yield Securities Fund - Series II
	2007	$12.975	$13.225	110
	2008	$13.225	$9.965	110
	2009	$9.965	$14.105	0
	2010	$14.105	$15.216	0
	2011	$15.216	$15.176	0
	2012	$15.176	$17.644	0
	2013	$17.644	$18.174	0
Invesco V.I. Income Builder Fund - Series II
	2007	$14.774	$14.909	4,915
	2008	$14.909	$10.759	4,893
	2009	$10.759	$13.184	4,860
	2010	$13.184	$14.505	4,836
	2011	$14.505	$15.414	0
Invesco V.I. International Growth Fund - Series II
	2011	$10.000	$7.998	0
	2012	$7.998	$9.043	0
	2013	$9.043	$10.533	0
	2014	$10.533	$10.343	0
	2015	$10.343	$9.882	0
	2016	$9.882	$9.628	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2007	$12.356	$13.247	4,837
	2008	$13.247	$9.269	5,080
	2009	$9.269	$11.809	4,934
	2010	$11.809	$13.182	4,909
	2011	$13.182	$12.092	0
	2012	$12.092	$13.123	0
	2013	$13.123	$16.540	0
	2014	$16.540	$16.904	0
	2015	$16.904	$15.874	0
	2016	$15.874	$17.625	0
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$16.207	$18.698	0
	2008	$18.698	$9.752	0
	2009	$9.752	$14.962	0
	2010	$14.962	$18.683	0
	2011	$18.683	$16.615	0
	2012	$16.615	$18.195	0
	2013	$18.195	$24.386	0
	2014	$24.386	$25.765	0
	2015	$25.765	$25.541	0
	2016	$25.541	$25.203	0
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$15.121	$15.576	3,874
	2008	$15.576	$9.586	4,110
	2009	$9.586	$11.856	3,023
	2010	$11.856	$13.329	2,503
	2011	$13.329	$13.278	2,238
	2012	$13.278	$15.048	488
	2013	$15.048	$19.422	440
	2014	$19.422	$21.524	417
	2015	$21.524	$21.281	399
	2016	$21.281	$23.218	149
Invesco V.I. Value Opportunities Fund - Series II
	2007	$16.042	$15.952	614
	2008	$15.952	$7.527	667
	2009	$7.527	$10.910	595
	2010	$10.910	$11.447	574
	2011	$11.447	$10.850	408
	2012	$10.850	$12.523	381
	2013	$12.523	$16.375	344
	2014	$16.375	$17.091	135
	2015	$17.091	$14.981	132
	2016	$14.981	$17.333	120
Invesco Van Kampen V.I. International Growth Equity Fund - Series II
	2007	$10.717	$12.012	1,311
	2008	$12.012	$6.067	1,495
	2009	$6.067	$8.127	0
	2010	$8.127	$8.762	0
	2011	$8.762	$9.533	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$17.867	$21.040	0
	2008	$21.040	$13.738	0
	2009	$13.738	$16.016	0
	2010	$16.016	$16.774	0
	2011	$16.774	$19.061	0
	2012	$19.061	$22.148	0
	2013	$22.148	$25.541	0
	2014	$25.541	$26.987	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$17.098	$20.025	0
	2008	$20.025	$10.019	0
	2009	$10.019	$16.618	0
	2010	$16.618	$20.500	0
	2011	$20.500	$18.586	0
	2012	$18.586	$20.351	0
	2013	$20.351	$21.573	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$18.896	$21.381	0
	2008	$21.381	$11.989	0
	2009	$11.989	$14.987	0
	2010	$14.987	$15.727	0
	2011	$15.727	$13.910	0
	2012	$13.910	$16.125	0
	2013	$16.125	$20.124	0
	2014	$20.124	$17.894	0
	2015	$17.894	$16.609	0
	2016	$16.609	$15.848	0
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$16.768	$19.194	0
	2008	$19.194	$10.553	0
	2009	$10.553	$10.071	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$11.065	$11.477	28,459
	2008	$11.477	$10.234	23,356
	2009	$10.234	$12.279	20,741
	2010	$12.279	$13.133	17,912
	2011	$13.133	$13.492	19,415
	2012	$13.492	$15.067	8,193
	2013	$15.067	$14.902	5,841
	2014	$14.902	$15.702	5,260
	2015	$15.702	$15.062	5,086
	2016	$15.062	$15.767	3,315
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$10.067	$10.153	1,199
	2008	$10.153	$8.445	1,032
	2009	$8.445	$8.746	715
	2010	$8.746	$8.771	732
	2011	$8.771	$8.817	486
	2012	$8.817	$8.913	512
	2013	$8.913	$8.753	590
	2014	$8.753	$8.659	621
	2015	$8.659	$8.469	618
	2016	$8.469	$8.708	601

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$10.062	$10.331	11,819
	2008	$10.331	$10.358	8,716
	2009	$10.358	$10.164	10,112
	2010	$10.164	$9.973	9,362
	2011	$9.973	$9.786	9,273
	2012	$9.786	$9.602	3,540
	2013	$9.602	$9.421	3,786
	2014	$9.421	$9.244	3,111
	2015	$9.244	$9.070	2,968
	2016	$9.070	$9.014	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$15.184	$17.761	2,919
	2008	$17.761	$9.105	2,996
	2009	$9.105	$15.261	2,667
	2010	$15.261	$19.080	2,487
	2011	$19.080	$17.416	1,693
	2012	$17.416	$19.153	1,665
	2013	$19.153	$28.256	684
	2014	$28.256	$29.231	313
	2015	$29.231	$31.070	286
	2016	$31.070	$29.373	270
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$15.456	$16.432	3,624
	2008	$16.432	$12.220	3,568
	2009	$12.220	$14.319	3,418
	2010	$14.319	$14.962	3,416
	2011	$14.962	$13.486	3,153
	2012	$13.486	$14.114	3,153
	2013	$14.114	$15.009	0
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
	2007	$9.478	$11.450	0
	2008	$11.450	$6.307	0
	2009	$6.307	$8.763	0
	2010	$8.763	$10.682	0
	2011	$10.682	$9.690	0
	2012	$9.690	$9.993	0
	2013	$9.993	$8.362	0
	2014	$8.362	$6.676	0
	2015	$6.676	$4.869	0
	2016	$4.869	$5.487	0
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
	2007	$10.688	$11.086	0
	2008	$11.086	$9.281	0
	2009	$9.281	$11.880	0
	2010	$11.880	$13.060	0
	2011	$13.060	$13.611	0
	2012	$13.611	$15.723	0
	2013	$15.723	$14.340	0
	2014	$14.340	$14.266	0
	2015	$14.266	$13.669	0
	2016	$13.669	$15.182	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Real Return Portfolio - Advisor Shares
	2007	$10.104	$10.961	0
	2008	$10.961	$9.986	0
	2009	$9.986	$11.588	0
	2010	$11.588	$12.279	0
	2011	$12.279	$13.441	2,765
	2012	$13.441	$14.327	2,751
	2013	$14.327	$12.748	0
	2014	$12.748	$12.880	0
	2015	$12.880	$12.283	0
	2016	$12.283	$12.665	0
PIMCO Total Return Portfolio - Advisor Shares
	2007	$10.286	$10.965	2,884
	2008	$10.965	$11.265	2,409
	2009	$11.265	$12.594	1,829
	2010	$12.594	$13.346	1,817
	2011	$13.346	$13.554	1,623
	2012	$13.554	$14.559	1,550
	2013	$14.559	$13.990	0
	2014	$13.990	$14.299	0
	2015	$14.299	$14.077	0
	2016	$14.077	$14.168	0
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$7.960	2,532
	2010	$7.960	$8.795	2,082
	2011	$8.795	$8.795	2,086
	2012	$8.795	$10.294	425
	2013	$10.294	$13.373	380
	2014	$13.373	$14.781	359
	2015	$14.781	$14.060	352
	2016	$14.060	$15.678	115
Putnam VT George Putnam Balanced Fund - Class IB
	2007	$13.437	$13.307	2,273
	2008	$13.307	$7.739	2,273
	2009	$7.739	$9.539	0
	2010	$9.539	$10.372	0
	2011	$10.372	$10.458	0
	2012	$10.458	$11.546	0
	2013	$11.546	$13.377	0
	2014	$13.377	$14.526	0
	2015	$14.526	$14.090	0
	2016	$14.090	$14.932	0
Putnam VT Growth and Income Fund - Class IB
	2007	$15.703	$14.474	2,809
	2008	$14.474	$8.705	2,809
	2009	$8.705	$11.087	2,809
	2010	$11.087	$12.441	2,809
	2011	$12.441	$11.640	2,809
	2012	$11.640	$13.605	2,809
	2013	$13.605	$18.110	2,809
	2014	$18.110	$19.675	2,809
	2015	$19.675	$17.850	2,809
	2016	$17.850	$20.144	2,809
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.051	10,099

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT International Equity Fund - Class IB
	2007	$19.873	$21.126	4,917
	2008	$21.126	$11.617	4,920
	2009	$11.617	$14.205	4,886
	2010	$14.205	$15.334	4,844
	2011	$15.334	$12.497	4,706
	2012	$12.497	$14.947	4,659
	2013	$14.947	$18.781	4,375
	2014	$18.781	$17.177	4,187
	2015	$17.177	$16.876	4,174
	2016	$16.876	$16.152	4,158
Putnam VT Investors Fund - Class IB
	2007	$16.003	$14.888	0
	2008	$14.888	$8.830	0
	2009	$8.830	$11.333	0
	2010	$11.333	$12.667	0
	2011	$12.667	$12.433	0
	2012	$12.433	$14.250	0
	2013	$14.250	$18.892	0
	2014	$18.892	$21.114	0
	2015	$21.114	$20.264	0
	2016	$20.264	$22.278	0
Putnam VT New Value Fund - Class IB
	2007	$12.411	$11.580	2,712
	2008	$11.580	$6.276	3,368
	2009	$6.276	$5.907	0
Putnam VT Voyager Fund - Class IB
	2007	$12.938	$13.393	5,551
	2008	$13.393	$8.274	5,532
	2009	$8.274	$13.304	5,422
	2010	$13.304	$15.768	5,371
	2011	$15.768	$12.709	5,374
	2012	$12.709	$14.242	5,338
	2013	$14.242	$20.083	5,280
	2014	$20.083	$21.619	5,100
	2015	$21.619	$19.913	5,084
	2016	$19.913	$19.941	0
UIF Emerging Markets Debt Portfolio, Class II
	2007	$14.562	$15.199	0
	2008	$15.199	$12.678	0
	2009	$12.678	$16.184	0
	2010	$16.184	$17.425	0
	2011	$17.425	$18.274	0
	2012	$18.274	$21.132	0
	2013	$21.132	$18.917	0
	2014	$18.917	$19.096	0
	2015	$19.096	$18.515	0
	2016	$18.515	$20.088	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class II
	2007	$31.656	$43.620	592
	2008	$43.620	$18.511	647
	2009	$18.511	$30.897	525
	2010	$30.897	$36.057	515
	2011	$36.057	$28.925	527
	2012	$28.925	$34.007	523
	2013	$34.007	$32.996	157
	2014	$32.996	$30.898	167
	2015	$30.898	$27.068	189
	2016	$27.068	$28.316	186
UIF Global Franchise Portfolio, Class II
	2007	$17.681	$19.041	4,640
	2008	$19.041	$13.275	4,358
	2009	$13.275	$16.874	4,084
	2010	$16.874	$18.881	4,014
	2011	$18.881	$20.201	3,415
	2012	$20.201	$22.909	3,381
	2013	$22.909	$26.895	1,586
	2014	$26.895	$27.577	1,160
	2015	$27.577	$28.733	991
	2016	$28.733	$29.720	638
UIF Global Infrastructure - Class II
	2014	$10.000	$28.888	0
	2015	$28.888	$24.407	0
	2016	$24.407	$27.531	0
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$16.328	3,153
	2014	$16.328	$16.339	3,153
	2015	$16.339	$14.983	3,153
	2016	$14.983	$15.508	3,153
UIF Growth Portfolio, Class II
	2007	$14.191	$16.938	0
	2008	$16.938	$8.417	0
	2009	$8.417	$13.638	0
	2010	$13.638	$16.405	0
	2011	$16.405	$15.606	0
	2012	$15.606	$17.463	0
	2013	$17.463	$25.309	0
	2014	$25.309	$26.343	0
	2015	$26.343	$28.938	0
	2016	$28.938	$27.847	0
UIF Mid Cap Growth Portfolio, Class II
	2007	$19.185	$23.077	1,173
	2008	$23.077	$12.041	1,173
	2009	$12.041	$18.590	689
	2010	$18.590	$24.125	686
	2011	$24.125	$21.971	472
	2012	$21.971	$23.385	470
	2013	$23.385	$31.543	0
	2014	$31.543	$31.517	0
	2015	$31.517	$29.069	0
	2016	$29.069	$25.999	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Small Company Growth Portfolio, Class II
	2007	$19.240	$19.433	795
	2008	$19.433	$11.356	795
	2009	$11.356	$16.338	0
	2010	$16.338	$20.287	0
	2011	$20.287	$18.170	0
	2012	$18.170	$20.447	0
	2013	$20.447	$34.371	0
	2014	$34.371	$29.046	0
	2015	$29.046	$25.706	0
	2016	$25.706	$26.645	0
UIF U.S. Real Estate Portfolio, Class II
	2007	$26.303	$21.346	3,595
	2008	$21.346	$12.972	3,583
	2009	$12.972	$16.353	3,471
	2010	$16.353	$20.781	3,414
	2011	$20.781	$21.544	3,256
	2012	$21.544	$24.438	3,242
	2013	$24.438	$24.396	2,641
	2014	$24.396	$30.978	2,495
	2015	$30.978	$30.977	2,486
	2016	$30.977	$32.383	2,479
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*
With the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (age 71-79)
Mortality & Expense = 1.8

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$15.703	$16.137	22,309
	2008	$16.137	$9.379	21,705
	2009	$9.379	$11.063	21,604
	2010	$11.063	$12.231	21,599
	2011	$12.231	$12.716	14,625
	2012	$12.716	$14.611	12,623
	2013	$14.611	$19.275	11,517
	2014	$19.275	$20.646	10,207
	2015	$20.646	$20.524	9,418
	2016	$20.524	$22.344	7,977
AB VPS Growth Portfolio - Class B
	2007	$14.767	$16.304	1,841
	2008	$16.304	$9.172	492
	2009	$9.172	$11.945	489
	2010	$11.945	$13.439	335
	2011	$13.439	$13.300	333
	2012	$13.300	$14.805	331
	2013	$14.805	$19.404	329
	2014	$19.404	$21.483	327
	2015	$21.483	$22.913	326
	2016	$22.913	$22.649	57
AB VPS International Value Portfolio - Class B
	2007	$15.688	$16.232	1,883
	2008	$16.232	$7.432	1,943
	2009	$7.432	$9.787	1,882
	2010	$9.787	$10.005	1,863
	2011	$10.005	$7.900	1,778
	2012	$7.900	$8.841	1,499
	2013	$8.841	$10.635	1,214
	2014	$10.635	$9.750	981
	2015	$9.750	$9.785	0
	2016	$9.785	$9.514	0
AB VPS Large Cap Growth Portfolio - Class B
	2007	$13.336	$14.849	2,473
	2008	$14.849	$8.758	2,462
	2009	$8.758	$11.768	2,142
	2010	$11.768	$12.668	68
	2011	$12.668	$12.010	67
	2012	$12.010	$13.669	66
	2013	$13.669	$18.354	66
	2014	$18.354	$20.478	65
	2015	$20.478	$22.249	65
	2016	$22.249	$22.321	64

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Small/Mid Cap Value Portfolio - Class B
	2007	$18.537	$18.444	605
	2008	$18.444	$11.614	415
	2009	$11.614	$16.239	412
	2010	$16.239	$20.148	382
	2011	$20.148	$18.045	277
	2012	$18.045	$20.952	167
	2013	$20.952	$28.263	67
	2014	$28.263	$30.179	16
	2015	$30.179	$27.894	16
	2016	$27.894	$34.119	16
AB VPS Value Portfolio - Class B
	2007	$12.700	$11.927	82
	2008	$11.927	$6.895	81
	2009	$6.895	$8.180	80
	2010	$8.180	$8.932	74
	2011	$8.932	$8.424	73
	2012	$8.424	$9.540	66
	2013	$9.540	$12.762	49
	2014	$12.762	$13.855	0
	2015	$13.855	$12.606	0
	2016	$12.606	$13.751	0
AllianceBernstein VPS Utility Income Portfolio - Class B
	2007	$13.225	$15.818	6,231
	2008	$15.818	$9.805	0
	2009	$9.805	$10.567	0
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2007	$12.954	$14.891	444
	2008	$14.891	$8.364	442
	2009	$8.364	$11.105	439
	2010	$11.105	$12.726	406
	2011	$12.726	$12.126	289
	2012	$12.126	$13.803	167
	2013	$13.803	$17.716	56
	2014	$17.716	$19.387	0
	2015	$19.387	$19.080	0
	2016	$19.080	$20.147	0
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2007	$10.186	$10.477	0
	2008	$10.477	$10.553	0
	2009	$10.553	$10.392	0
	2010	$10.392	$10.192	0
	2011	$10.192	$9.991	0
	2012	$9.991	$9.793	0
	2013	$9.793	$9.599	0
	2014	$9.599	$9.409	0
	2015	$9.409	$9.222	0
	2016	$9.222	$9.041	217

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth & Income Portfolio - Service Class 2
	2007	$12.236	$13.413	3,001
	2008	$13.413	$7.638	3,001
	2009	$7.638	$9.508	2,961
	2010	$9.508	$10.674	2,892
	2011	$10.674	$10.605	2,679
	2012	$10.605	$12.290	2,373
	2013	$12.290	$16.050	1,868
	2014	$16.050	$17.340	1,480
	2015	$17.340	$16.563	0
	2016	$16.563	$18.801	0
Fidelity VIP High Income Portfolio - Service Class 2
	2007	$11.370	$11.426	1,145
	2008	$11.426	$8.383	838
	2009	$8.383	$11.787	154
	2010	$11.787	$13.133	142
	2011	$13.133	$13.350	134
	2012	$13.350	$14.912	84
	2013	$14.912	$15.448	81
	2014	$15.448	$15.277	0
	2015	$15.277	$14.395	0
	2016	$14.395	$16.108	0
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2007	$13.307	$15.041	466
	2008	$15.041	$8.903	464
	2009	$8.903	$12.194	459
	2010	$12.194	$15.367	456
	2011	$15.367	$13.427	454
	2012	$13.427	$15.075	0
	2013	$15.075	$20.075	0
	2014	$20.075	$20.863	0
	2015	$20.863	$20.114	0
	2016	$20.114	$22.066	0
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
	2007	$11.471	$12.852	0
	2008	$12.852	$8.148	0
	2009	$8.148	$10.618	0
	2010	$10.618	$12.093	0
	2011	$12.093	$11.283	0
	2012	$11.283	$12.083	0
	2013	$12.083	$16.281	0
	2014	$16.281	$16.931	0
	2015	$16.931	$17.319	0
	2016	$17.319	$16.485	0
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.578	$11.655	2,368
	2008	$11.655	$8.752	671
	2009	$8.752	$12.241	411
	2010	$12.241	$13.588	403
	2011	$13.588	$13.926	394
	2012	$13.926	$15.772	118
	2013	$15.772	$16.668	118
	2014	$16.668	$16.332	117
	2015	$16.332	$14.547	117
	2016	$14.547	$16.675	116

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$12.938	$13.155	54,613
	2008	$13.155	$9.070	31,655
	2009	$9.070	$12.054	18,624
	2010	$12.054	$13.311	18,362
	2011	$13.311	$13.358	18,129
	2012	$13.358	$14.748	15,705
	2013	$14.748	$16.469	14,187
	2014	$16.469	$16.887	12,452
	2015	$16.887	$15.383	11,356
	2016	$15.383	$17.192	9,483
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2007	$13.690	$15.006	0
	2008	$15.006	$10.522	0
	2009	$10.522	$12.718	0
	2010	$12.718	$13.955	0
	2011	$13.955	$13.273	0
	2012	$13.273	$14.746	0
	2013	$14.746	$18.444	0
	2014	$18.444	$19.109	0
	2015	$19.109	$18.045	0
	2016	$18.045	$19.841	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.733	$13.926	25,509
	2008	$13.926	$8.584	20,125
	2009	$8.584	$10.604	661
	2010	$10.604	$11.557	649
	2011	$11.557	$11.209	641
	2012	$11.209	$12.551	100
	2013	$12.551	$15.777	79
	2014	$15.777	$16.565	0
	2015	$16.565	$15.434	0
	2016	$15.434	$17.557	0
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.766	$16.708	17,507
	2008	$16.708	$9.763	16,607
	2009	$9.763	$13.113	16,572
	2010	$13.113	$13.933	16,454
	2011	$13.933	$12.204	16,451
	2012	$12.204	$14.141	14,229
	2013	$14.141	$17.044	12,962
	2014	$17.044	$14.845	11,462
	2015	$14.845	$13.605	10,559
	2016	$13.605	$14.291	8,699
Goldman Sachs VIT Large Cap Value Fund - Institutional
	2007	$12.616	$12.395	138
	2008	$12.395	$8.052	132
	2009	$8.052	$9.338	123
	2010	$9.338	$10.177	119
	2011	$10.177	$9.271	120
	2012	$9.271	$10.825	58
	2013	$10.825	$14.135	44
	2014	$14.135	$15.646	0
	2015	$15.646	$14.658	0
	2016	$14.658	$16.031	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2007	$12.919	$12.997	1,441
	2008	$12.997	$8.061	975
	2009	$8.061	$10.520	367
	2010	$10.520	$12.889	236
	2011	$12.889	$11.827	234
	2012	$11.827	$13.732	233
	2013	$13.732	$17.886	232
	2014	$17.886	$19.909	231
	2015	$19.909	$17.709	230
	2016	$17.709	$19.707	0
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional
	2007	$12.449	$10.161	2,314
	2008	$10.161	$6.588	2,188
	2009	$6.588	$8.244	1,558
	2010	$8.244	$10.514	1,540
	2011	$10.514	$10.375	1,530
	2012	$10.375	$11.473	1,456
	2013	$11.473	$15.250	1,237
	2014	$15.250	$15.982	1,033
	2015	$15.982	$15.331	0
	2016	$15.331	$18.513	0
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
	2007	$12.439	$11.904	103
	2008	$11.904	$7.404	113
	2009	$7.404	$8.791	94
	2010	$8.791	$9.723	94
	2011	$9.723	$9.915	91
	2012	$9.915	$11.123	0
	2013	$11.123	$14.991	0
	2014	$14.991	$17.098	0
	2015	$17.098	$16.725	0
	2016	$16.725	$18.152	0
Invesco V.I. American Franchise Fund - Series II
	2007	$13.102	$14.977	771
	2008	$14.977	$7.469	666
	2009	$7.469	$12.126	654
	2010	$12.126	$14.210	463
	2011	$14.210	$13.038	384
	2012	$13.038	$14.490	304
	2013	$14.490	$19.853	231
	2014	$19.853	$21.047	188
	2015	$21.047	$21.608	178
	2016	$21.608	$21.607	169
Invesco V.I. American Value Fund - Series II
	2007	$19.467	$20.555	6,822
	2008	$20.555	$11.801	4,101
	2009	$11.801	$16.096	3,758
	2010	$16.096	$19.275	1,886
	2011	$19.275	$19.048	1,803
	2012	$19.048	$21.856	1,697
	2013	$21.856	$28.690	1,683
	2014	$28.690	$30.784	1,671
	2015	$30.784	$27.348	1,618
	2016	$27.348	$30.884	1,605

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Capital Appreciation - Series II
	2007	$14.077	$15.414	525
	2008	$15.414	$8.667	348
	2009	$8.667	$10.255	345
	2010	$10.255	$11.579	0
	2011	$11.579	$10.428	0
	2012	$10.428	$11.949	0
Invesco V.I. Comstock Fund - Series II
	2007	$16.653	$15.939	57,918
	2008	$15.939	$10.029	48,044
	2009	$10.029	$12.621	30,398
	2010	$12.621	$14.312	25,562
	2011	$14.312	$13.732	16,351
	2012	$13.732	$16.005	15,737
	2013	$16.005	$21.280	15,348
	2014	$21.280	$22.754	14,991
	2015	$22.754	$20.920	14,429
	2016	$20.920	$23.988	14,124
Invesco V.I. Core Equity Fund - Series II
	2007	$10.753	$11.368	3,138
	2008	$11.368	$7.763	3,125
	2009	$7.763	$9.738	2,708
	2010	$9.738	$10.427	0
	2011	$10.427	$10.190	0
	2012	$10.190	$11.346	0
	2013	$11.346	$14.338	0
	2014	$14.338	$15.155	0
	2015	$15.155	$13.962	0
	2016	$13.962	$15.056	0
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$14.517	$14.781	17,338
	2008	$14.781	$9.205	16,695
	2009	$9.205	$11.181	16,651
	2010	$11.181	$12.077	17,169
	2011	$12.077	$11.830	15,168
	2012	$11.830	$13.723	14,392
	2013	$13.723	$17.589	11,300
	2014	$17.589	$19.399	7,603
	2015	$19.399	$19.359	7,389
	2016	$19.359	$21.733	7,363
Invesco V.I. Equity and Income Fund - Series II
	2007	$14.682	$14.872	25,600
	2008	$14.872	$11.270	23,377
	2009	$11.270	$13.530	6,370
	2010	$13.530	$14.856	6,345
	2011	$14.856	$14.372	6,318
	2012	$14.372	$15.830	5,864
	2013	$15.830	$19.376	5,465
	2014	$19.376	$20.655	5,094
	2015	$20.655	$19.721	3,245
	2016	$19.721	$22.197	3,236

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$11.803	3,287
	2012	$11.803	$13.119	3,272
	2013	$13.119	$15.719	3,259
	2014	$15.719	$15.481	3,248
	2015	$15.481	$14.923	3,153
	2016	$14.923	$15.578	3,142
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$17.993	$18.826	6,399
	2008	$18.826	$10.870	6,148
	2009	$10.870	$12.370	5,823
	2010	$12.370	$13.565	3,438
	2011	$13.565	$14.607	0
Invesco V.I. Growth and Income Fund - Series II
	2007	$16.906	$16.986	6,360
	2008	$16.986	$11.285	4,239
	2009	$11.285	$13.727	4,119
	2010	$13.727	$15.094	4,333
	2011	$15.094	$14.460	4,302
	2012	$14.460	$16.205	3,683
	2013	$16.205	$21.246	978
	2014	$21.246	$22.898	937
	2015	$22.898	$21.699	925
	2016	$21.699	$25.401	467
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$18.196	280
	2014	$18.196	$18.117	279
	2015	$18.117	$17.158	278
	2016	$17.158	$18.639	277
Invesco V.I. High Yield Securities Fund - Series II
	2007	$12.927	$13.162	600
	2008	$13.162	$9.908	286
	2009	$9.908	$14.010	285
	2010	$14.010	$15.098	283
	2011	$15.098	$15.043	282
	2012	$15.043	$17.471	281
	2013	$17.471	$17.990	0
Invesco V.I. Income Builder Fund - Series II
	2007	$14.719	$14.838	743
	2008	$14.838	$10.697	357
	2009	$10.697	$13.095	354
	2010	$13.095	$14.392	0
	2011	$14.392	$15.289	0
Invesco V.I. International Growth Fund - Series II
	2011	$10.000	$7.951	0
	2012	$7.951	$8.982	0
	2013	$8.982	$10.451	0
	2014	$10.451	$10.252	0
	2015	$10.252	$9.785	0
	2016	$9.785	$9.524	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2007	$12.323	$13.198	272
	2008	$13.198	$9.225	0
	2009	$9.225	$11.741	0
	2010	$11.741	$13.093	0
	2011	$13.093	$11.998	0
	2012	$11.998	$13.007	0
	2013	$13.007	$16.377	0
	2014	$16.377	$16.721	0
	2015	$16.721	$15.686	0
	2016	$15.686	$17.399	0
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$16.147	$18.609	38
	2008	$18.609	$9.696	38
	2009	$9.696	$14.861	37
	2010	$14.861	$18.538	37
	2011	$18.538	$16.469	37
	2012	$16.469	$18.017	36
	2013	$18.017	$24.122	36
	2014	$24.122	$25.460	36
	2015	$25.460	$25.214	35
	2016	$25.214	$24.855	35
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$15.065	$15.502	53,885
	2008	$15.502	$9.531	43,991
	2009	$9.531	$11.776	41,960
	2010	$11.776	$13.225	40,003
	2011	$13.225	$13.161	37,756
	2012	$13.161	$14.900	36,810
	2013	$14.900	$19.212	11,632
	2014	$19.212	$21.269	11,441
	2015	$21.269	$21.008	11,078
	2016	$21.008	$22.897	7,428
Invesco V.I. Value Opportunities Fund - Series II
	2007	$15.982	$15.876	7,608
	2008	$15.876	$7.483	7,120
	2009	$7.483	$10.836	6,959
	2010	$10.836	$11.358	6,966
	2011	$11.358	$10.754	178
	2012	$10.754	$12.401	0
	2013	$12.401	$16.198	0
	2014	$16.198	$16.889	0
	2015	$16.889	$14.789	0
	2016	$14.789	$17.094	0
Invesco Van Kampen V.I. International Growth Equity Fund - Series II
	2007	$10.709	$11.992	0
	2008	$11.992	$6.050	0
	2009	$6.050	$8.096	0
	2010	$8.096	$8.721	0
	2011	$8.721	$9.484	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$17.800	$20.940	6,495
	2008	$20.940	$13.659	6,181
	2009	$13.659	$15.908	5,829
	2010	$15.908	$16.643	3,701
	2011	$16.643	$18.893	3,543
	2012	$18.893	$21.931	3,527
	2013	$21.931	$25.265	3,513
	2014	$25.265	$26.686	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$17.035	$19.930	0
	2008	$19.930	$9.961	0
	2009	$9.961	$16.506	0
	2010	$16.506	$20.340	0
	2011	$20.340	$18.422	0
	2012	$18.422	$20.152	0
	2013	$20.152	$21.355	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$18.825	$21.280	0
	2008	$21.280	$11.920	0
	2009	$11.920	$14.885	0
	2010	$14.885	$15.605	0
	2011	$15.605	$13.788	0
	2012	$13.788	$15.967	0
	2013	$15.967	$19.906	0
	2014	$19.906	$17.682	0
	2015	$17.682	$16.395	0
	2016	$16.395	$15.628	0
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$16.706	$19.103	0
	2008	$19.103	$10.492	0
	2009	$10.492	$10.009	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$11.024	$11.422	41,878
	2008	$11.422	$10.175	28,336
	2009	$10.175	$12.196	27,742
	2010	$12.196	$13.030	27,397
	2011	$13.030	$13.374	22,553
	2012	$13.374	$14.919	18,713
	2013	$14.919	$14.741	17,765
	2014	$14.741	$15.516	12,897
	2015	$15.516	$14.869	11,896
	2016	$14.869	$15.548	10,075
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$10.030	$10.104	15,484
	2008	$10.104	$8.396	1,137
	2009	$8.396	$8.686	0
	2010	$8.686	$8.703	0
	2011	$8.703	$8.739	0
	2012	$8.739	$8.826	0
	2013	$8.826	$8.658	0
	2014	$8.658	$8.557	0
	2015	$8.557	$8.360	0
	2016	$8.360	$8.588	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$10.024	$10.282	9,325
	2008	$10.282	$10.299	3,627
	2009	$10.299	$10.095	3,784
	2010	$10.095	$9.895	3,725
	2011	$9.895	$9.700	3,678
	2012	$9.700	$9.507	3,002
	2013	$9.507	$9.319	3,370
	2014	$9.319	$9.135	790
	2015	$9.135	$8.954	784
	2016	$8.954	$8.895	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$15.127	$17.676	13,657
	2008	$17.676	$9.052	8,754
	2009	$9.052	$15.158	6,634
	2010	$15.158	$18.931	6,081
	2011	$18.931	$17.263	3,979
	2012	$17.263	$18.965	3,329
	2013	$18.965	$27.951	2,952
	2014	$27.951	$28.886	2,628
	2015	$28.886	$30.671	2,328
	2016	$30.671	$28.967	2,027
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$15.399	$16.354	4,654
	2008	$16.354	$12.150	3,211
	2009	$12.150	$14.222	3,321
	2010	$14.222	$14.845	2,772
	2011	$14.845	$13.368	2,922
	2012	$13.368	$13.976	3,022
	2013	$13.976	$14.857	0
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
	2007	$9.471	$11.430	0
	2008	$11.430	$6.290	0
	2009	$6.290	$8.730	0
	2010	$8.730	$10.631	0
	2011	$10.631	$9.634	0
	2012	$9.634	$9.925	0
	2013	$9.925	$8.296	0
	2014	$8.296	$6.617	0
	2015	$6.617	$4.821	0
	2016	$4.821	$5.428	0
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
	2007	$10.681	$11.067	0
	2008	$11.067	$9.256	0
	2009	$9.256	$11.835	0
	2010	$11.835	$12.998	0
	2011	$12.998	$13.532	0
	2012	$13.532	$15.617	0
	2013	$15.617	$14.228	0
	2014	$14.228	$14.141	0
	2015	$14.141	$13.535	0
	2016	$13.535	$15.017	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Real Return Portfolio - Advisor Shares
	2007	$10.098	$10.942	0
	2008	$10.942	$9.959	0
	2009	$9.959	$11.545	0
	2010	$11.545	$12.221	0
	2011	$12.221	$13.364	0
	2012	$13.364	$14.230	0
	2013	$14.230	$12.648	0
	2014	$12.648	$12.767	0
	2015	$12.767	$12.162	0
	2016	$12.162	$12.528	0
PIMCO Total Return Portfolio - Advisor Shares
	2007	$10.279	$10.946	0
	2008	$10.946	$11.234	0
	2009	$11.234	$12.547	0
	2010	$12.547	$13.283	0
	2011	$13.283	$13.476	213
	2012	$13.476	$14.461	212
	2013	$14.461	$13.881	211
	2014	$13.881	$14.173	211
	2015	$14.173	$13.939	210
	2016	$13.939	$14.014	209
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$7.923	656
	2010	$7.923	$8.744	614
	2011	$8.744	$8.735	464
	2012	$8.735	$10.213	210
	2013	$10.213	$13.255	71
	2014	$13.255	$14.636	0
	2015	$14.636	$13.908	0
	2016	$13.908	$15.492	0
Putnam VT George Putnam Balanced Fund - Class IB
	2007	$13.387	$13.244	0
	2008	$13.244	$7.694	0
	2009	$7.694	$9.474	0
	2010	$9.474	$10.291	0
	2011	$10.291	$10.366	0
	2012	$10.366	$11.432	0
	2013	$11.432	$13.232	0
	2014	$13.232	$14.354	0
	2015	$14.354	$13.909	0
	2016	$13.909	$14.725	0
Putnam VT Growth and Income Fund - Class IB
	2007	$15.644	$14.405	0
	2008	$14.405	$8.655	0
	2009	$8.655	$11.012	0
	2010	$11.012	$12.344	0
	2011	$12.344	$11.538	0
	2012	$11.538	$13.471	0
	2013	$13.471	$17.914	0
	2014	$17.914	$19.442	0
	2015	$19.442	$17.621	0
	2016	$17.621	$19.865	0
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.050	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT International Equity Fund - Class IB
	2007	$19.799	$21.026	3,332
	2008	$21.026	$11.550	3,200
	2009	$11.550	$14.108	3,197
	2010	$14.108	$15.214	3,169
	2011	$15.214	$12.387	253
	2012	$12.387	$14.800	146
	2013	$14.800	$18.578	49
	2014	$18.578	$16.974	0
	2015	$16.974	$16.659	0
	2016	$16.659	$15.928	0
Putnam VT Investors Fund - Class IB
	2007	$15.943	$14.817	0
	2008	$14.817	$8.779	0
	2009	$8.779	$11.256	0
	2010	$11.256	$12.568	0
	2011	$12.568	$12.324	0
	2012	$12.324	$14.110	0
	2013	$14.110	$18.687	0
	2014	$18.687	$20.864	0
	2015	$20.864	$20.003	0
	2016	$20.003	$21.969	0
Putnam VT New Value Fund - Class IB
	2007	$12.390	$11.548	664
	2008	$11.548	$6.252	689
	2009	$6.252	$5.884	0
Putnam VT Voyager Fund - Class IB
	2007	$12.890	$13.329	3,577
	2008	$13.329	$8.226	3,177
	2009	$8.226	$13.214	2,858
	2010	$13.214	$15.645	467
	2011	$15.645	$12.597	465
	2012	$12.597	$14.102	0
	2013	$14.102	$19.866	0
	2014	$19.866	$21.363	0
	2015	$21.363	$19.658	0
	2016	$19.658	$19.668	0
UIF Emerging Markets Debt Portfolio, Class II
	2007	$14.508	$15.127	0
	2008	$15.127	$12.605	0
	2009	$12.605	$16.075	0
	2010	$16.075	$17.290	0
	2011	$17.290	$18.113	0
	2012	$18.113	$20.925	0
	2013	$20.925	$18.713	0
	2014	$18.713	$18.871	0
	2015	$18.871	$18.278	0
	2016	$18.278	$19.810	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class II
	2007	$31.539	$43.413	132
	2008	$43.413	$18.405	119
	2009	$18.405	$30.687	114
	2010	$30.687	$35.776	108
	2011	$35.776	$28.670	100
	2012	$28.670	$33.673	94
	2013	$33.673	$32.639	89
	2014	$32.639	$30.532	83
	2015	$30.532	$26.720	77
	2016	$26.720	$27.924	71
UIF Global Franchise Portfolio, Class II
	2007	$17.615	$18.951	22,445
	2008	$18.951	$13.198	20,245
	2009	$13.198	$16.760	2,924
	2010	$16.760	$18.734	2,657
	2011	$18.734	$20.024	2,461
	2012	$20.024	$22.684	2,240
	2013	$22.684	$26.604	2,051
	2014	$26.604	$27.251	1,890
	2015	$27.251	$28.365	1,734
	2016	$28.365	$29.309	1,578
UIF Global Infrastructure - Class II
	2014	$10.000	$28.547	3,501
	2015	$28.547	$24.094	3,402
	2016	$24.094	$27.150	3,391
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$16.151	3,052
	2014	$16.151	$16.146	385
	2015	$16.146	$14.791	384
	2016	$14.791	$15.294	0
UIF Growth Portfolio, Class II
	2007	$14.138	$16.857	0
	2008	$16.857	$8.368	0
	2009	$8.368	$13.545	0
	2010	$13.545	$16.278	0
	2011	$16.278	$15.469	0
	2012	$15.469	$17.291	0
	2013	$17.291	$25.035	0
	2014	$25.035	$26.031	0
	2015	$26.031	$28.567	0
	2016	$28.567	$27.461	0
UIF Mid Cap Growth Portfolio, Class II
	2007	$19.114	$22.967	5,547
	2008	$22.967	$11.971	6,106
	2009	$11.971	$18.464	5,340
	2010	$18.464	$23.937	3,203
	2011	$23.937	$21.778	3,210
	2012	$21.778	$23.155	3,232
	2013	$23.155	$31.202	3,016
	2014	$31.202	$31.144	1,618
	2015	$31.144	$28.696	1,566
	2016	$28.696	$25.639	1,554

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Small Company Growth Portfolio, Class II
	2007	$19.168	$19.341	18
	2008	$19.341	$11.291	18
	2009	$11.291	$16.228	17
	2010	$16.228	$20.129	17
	2011	$20.129	$18.010	17
	2012	$18.010	$20.247	17
	2013	$20.247	$33.999	17
	2014	$33.999	$28.703	17
	2015	$28.703	$25.376	17
	2016	$25.376	$26.276	17
UIF U.S. Real Estate Portfolio, Class II
	2007	$26.205	$21.244	1,865
	2008	$21.244	$12.897	1,358
	2009	$12.897	$16.242	1,254
	2010	$16.242	$20.619	1,078
	2011	$20.619	$21.354	1,059
	2012	$21.354	$24.198	956
	2013	$24.198	$24.132	831
	2014	$24.132	$30.612	689
	2015	$30.612	$30.579	122
	2016	$30.579	$31.935	116
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*
With the MAV Death Benefit, the Enhanced Beneficiary Protection (Annual Increase) Option, and the Earnings Protection Death Benefit Option (age 0-70)
Mortality & Expense = 1.85

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$15.674	$16.099	96,169
	2008	$16.099	$9.352	78,725
	2009	$9.352	$11.026	74,699
	2010	$11.026	$12.183	70,436
	2011	$12.183	$12.660	65,280
	2012	$12.660	$14.540	62,009
	2013	$14.540	$19.170	37,165
	2014	$19.170	$20.524	28,724
	2015	$20.524	$20.392	26,863
	2016	$20.392	$22.189	19,253
AB VPS Growth Portfolio - Class B
	2007	$14.739	$16.265	38,368
	2008	$16.265	$9.146	30,894
	2009	$9.146	$11.904	34,486
	2010	$11.904	$13.387	32,136
	2011	$13.387	$13.241	27,881
	2012	$13.241	$14.732	25,198
	2013	$14.732	$19.299	15,305
	2014	$19.299	$21.356	12,427
	2015	$21.356	$22.765	10,586
	2016	$22.765	$22.492	10,317
AB VPS International Value Portfolio - Class B
	2007	$15.675	$16.210	30,208
	2008	$16.210	$7.418	27,789
	2009	$7.418	$9.763	28,287
	2010	$9.763	$9.976	22,877
	2011	$9.976	$7.873	22,887
	2012	$7.873	$8.806	21,094
	2013	$8.806	$10.588	14,869
	2014	$10.588	$9.702	14,377
	2015	$9.702	$9.732	13,546
	2016	$9.732	$9.458	13,572
AB VPS Large Cap Growth Portfolio - Class B
	2007	$13.311	$14.814	28,710
	2008	$14.814	$8.732	24,179
	2009	$8.732	$11.729	22,605
	2010	$11.729	$12.619	16,754
	2011	$12.619	$11.958	14,875
	2012	$11.958	$13.602	14,161
	2013	$13.602	$18.254	11,395
	2014	$18.254	$20.356	11,375
	2015	$20.356	$22.106	11,185
	2016	$22.106	$22.166	10,881

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Small/Mid Cap Value Portfolio - Class B
	2007	$18.503	$18.400	42,005
	2008	$18.400	$11.581	38,262
	2009	$11.581	$16.184	31,791
	2010	$16.184	$20.069	21,583
	2011	$20.069	$17.966	17,588
	2012	$17.966	$20.849	14,308
	2013	$20.849	$28.110	15,386
	2014	$28.110	$30.000	12,689
	2015	$30.000	$27.714	10,403
	2016	$27.714	$33.882	7,967
AB VPS Value Portfolio - Class B
	2007	$12.689	$11.911	8,670
	2008	$11.911	$6.882	8,835
	2009	$6.882	$8.160	8,832
	2010	$8.160	$8.907	8,826
	2011	$8.907	$8.396	8,675
	2012	$8.396	$9.502	8,654
	2013	$9.502	$12.705	568
	2014	$12.705	$13.787	533
	2015	$13.787	$12.537	0
	2016	$12.537	$13.669	0
AllianceBernstein VPS Utility Income Portfolio - Class B
	2007	$13.214	$15.796	5,577
	2008	$15.796	$9.786	3,757
	2009	$9.786	$10.544	0
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2007	$12.943	$14.871	50,156
	2008	$14.871	$8.348	46,659
	2009	$8.348	$11.078	41,469
	2010	$11.078	$12.690	40,222
	2011	$12.690	$12.085	34,559
	2012	$12.085	$13.749	29,393
	2013	$13.749	$17.637	19,901
	2014	$17.637	$19.291	13,081
	2015	$19.291	$18.976	10,463
	2016	$18.976	$20.027	8,883
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2007	$10.182	$10.468	6,008
	2008	$10.468	$10.538	53,954
	2009	$10.538	$10.372	41,100
	2010	$10.372	$10.168	13,616
	2011	$10.168	$9.962	10,042
	2012	$9.962	$9.759	10,879
	2013	$9.759	$9.561	8,220
	2014	$9.561	$9.367	14,508
	2015	$9.367	$9.177	14,240
	2016	$9.177	$8.991	72,635

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth & Income Portfolio - Service Class 2
	2007	$12.225	$13.394	10,436
	2008	$13.394	$7.623	9,283
	2009	$7.623	$9.485	10,326
	2010	$9.485	$10.644	8,273
	2011	$10.644	$10.569	6,735
	2012	$10.569	$12.242	5,438
	2013	$12.242	$15.979	14,531
	2014	$15.979	$17.254	13,768
	2015	$17.254	$16.473	13,187
	2016	$16.473	$18.689	14,419
Fidelity VIP High Income Portfolio - Service Class 2
	2007	$11.360	$11.410	6,368
	2008	$11.410	$8.367	2,981
	2009	$8.367	$11.759	2,656
	2010	$11.759	$13.095	2,126
	2011	$13.095	$13.305	2,200
	2012	$13.305	$14.854	2,028
	2013	$14.854	$15.380	1,895
	2014	$15.380	$15.202	1,551
	2015	$15.202	$14.316	1,322
	2016	$14.316	$16.012	819
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2007	$13.296	$15.021	17,022
	2008	$15.021	$8.886	8,931
	2009	$8.886	$12.165	6,557
	2010	$12.165	$15.322	5,250
	2011	$15.322	$13.381	6,109
	2012	$13.381	$15.016	5,838
	2013	$15.016	$19.987	5,363
	2014	$19.987	$20.760	2,519
	2015	$20.760	$20.005	2,458
	2016	$20.005	$21.935	2,366
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
	2007	$11.462	$12.834	2,023
	2008	$12.834	$8.133	4,613
	2009	$8.133	$10.593	3,248
	2010	$10.593	$12.058	2,545
	2011	$12.058	$11.245	2,422
	2012	$11.245	$12.035	2,490
	2013	$12.035	$16.209	1,231
	2014	$16.209	$16.848	1,220
	2015	$16.848	$17.225	1,009
	2016	$17.225	$16.387	1,048
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.562	$11.633	7,997
	2008	$11.633	$8.731	7,183
	2009	$8.731	$12.206	7,633
	2010	$12.206	$13.542	6,281
	2011	$13.542	$13.871	4,863
	2012	$13.871	$15.702	4,285
	2013	$15.702	$16.586	3,881
	2014	$16.586	$16.244	3,908
	2015	$16.244	$14.461	3,956
	2016	$14.461	$16.567	3,151

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$12.920	$13.131	29,424
	2008	$13.131	$9.048	24,898
	2009	$9.048	$12.019	17,151
	2010	$12.019	$13.266	22,692
	2011	$13.266	$13.306	20,111
	2012	$13.306	$14.683	22,205
	2013	$14.683	$16.388	15,595
	2014	$16.388	$16.795	14,835
	2015	$16.795	$15.292	13,534
	2016	$15.292	$17.081	8,298
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2007	$13.679	$14.986	10,891
	2008	$14.986	$10.503	5,855
	2009	$10.503	$12.687	4,203
	2010	$12.687	$13.915	13,287
	2011	$13.915	$13.228	12,696
	2012	$13.228	$14.689	2,061
	2013	$14.689	$18.363	645
	2014	$18.363	$19.015	641
	2015	$19.015	$17.947	615
	2016	$17.947	$19.723	609
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.714	$13.900	15,963
	2008	$13.900	$8.563	13,778
	2009	$8.563	$10.574	11,083
	2010	$10.574	$11.518	9,600
	2011	$11.518	$11.166	8,757
	2012	$11.166	$12.495	7,975
	2013	$12.495	$15.700	6,449
	2014	$15.700	$16.475	4,495
	2015	$16.475	$15.342	3,445
	2016	$15.342	$17.443	1,578
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.746	$16.677	42,188
	2008	$16.677	$9.740	36,299
	2009	$9.740	$13.075	28,883
	2010	$13.075	$13.886	26,842
	2011	$13.886	$12.156	21,246
	2012	$12.156	$14.079	19,306
	2013	$14.079	$16.960	17,960
	2014	$16.960	$14.764	14,766
	2015	$14.764	$13.524	13,493
	2016	$13.524	$14.199	11,439
Goldman Sachs VIT Large Cap Value Fund - Institutional
	2007	$12.605	$12.378	11,305
	2008	$12.378	$8.037	6,113
	2009	$8.037	$9.316	5,160
	2010	$9.316	$10.147	4,681
	2011	$10.147	$9.240	7,821
	2012	$9.240	$10.782	7,261
	2013	$10.782	$14.073	6,389
	2014	$14.073	$15.569	5,469
	2015	$15.569	$14.578	4,469
	2016	$14.578	$15.936	4,253

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2007	$12.908	$12.979	7,073
	2008	$12.979	$8.046	5,564
	2009	$8.046	$10.495	8,566
	2010	$10.495	$12.852	8,533
	2011	$12.852	$11.787	8,369
	2012	$11.787	$13.679	7,606
	2013	$13.679	$17.807	5,056
	2014	$17.807	$19.811	3,751
	2015	$19.811	$17.613	3,741
	2016	$17.613	$19.590	3,719
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional
	2007	$12.439	$10.147	13,843
	2008	$10.147	$6.576	8,266
	2009	$6.576	$8.225	9,478
	2010	$8.225	$10.484	9,064
	2011	$10.484	$10.340	11,629
	2012	$10.340	$11.428	10,582
	2013	$11.428	$15.183	9,247
	2014	$15.183	$15.903	7,424
	2015	$15.903	$15.248	6,905
	2016	$15.248	$18.403	8,746
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
	2007	$12.428	$11.888	9,461
	2008	$11.888	$7.390	9,415
	2009	$7.390	$8.770	10,145
	2010	$8.770	$9.695	8,742
	2011	$9.695	$9.882	8,027
	2012	$9.882	$11.079	6,972
	2013	$11.079	$14.925	2,917
	2014	$14.925	$17.014	2,134
	2015	$17.014	$16.634	1,921
	2016	$16.634	$18.045	1,880
Invesco V.I. American Franchise Fund - Series II
	2007	$13.078	$14.941	49,104
	2008	$14.941	$7.447	46,566
	2009	$7.447	$12.085	44,395
	2010	$12.085	$14.155	30,198
	2011	$14.155	$12.980	27,023
	2012	$12.980	$14.418	26,579
	2013	$14.418	$19.745	22,260
	2014	$19.745	$20.922	17,722
	2015	$20.922	$21.469	15,020
	2016	$21.469	$21.457	11,997
Invesco V.I. American Value Fund - Series II
	2007	$19.431	$20.506	80,843
	2008	$20.506	$11.767	65,999
	2009	$11.767	$16.041	53,940
	2010	$16.041	$19.199	39,671
	2011	$19.199	$18.964	34,456
	2012	$18.964	$21.748	29,538
	2013	$21.748	$28.534	23,590
	2014	$28.534	$30.601	18,134
	2015	$30.601	$27.171	17,294
	2016	$27.171	$30.669	15,993

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Capital Appreciation - Series II
	2007	$14.051	$15.377	15,980
	2008	$15.377	$8.642	9,340
	2009	$8.642	$10.220	9,014
	2010	$10.220	$11.534	7,206
	2011	$11.534	$10.382	6,168
	2012	$10.382	$11.895	0
Invesco V.I. Comstock Fund - Series II
	2007	$16.621	$15.901	211,291
	2008	$15.901	$10.000	184,850
	2009	$10.000	$12.579	161,817
	2010	$12.579	$14.256	129,003
	2011	$14.256	$13.672	97,705
	2012	$13.672	$15.927	89,261
	2013	$15.927	$21.164	74,499
	2014	$21.164	$22.619	63,594
	2015	$22.619	$20.785	54,373
	2016	$20.785	$23.821	39,626
Invesco V.I. Core Equity Fund - Series II
	2007	$10.749	$11.358	11,274
	2008	$11.358	$7.753	10,586
	2009	$7.753	$9.720	7,822
	2010	$9.720	$10.402	6,633
	2011	$10.402	$10.160	5,786
	2012	$10.160	$11.307	5,427
	2013	$11.307	$14.282	5,280
	2014	$14.282	$15.088	5,128
	2015	$15.088	$13.893	4,985
	2016	$13.893	$14.974	4,839
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$14.489	$14.746	112,988
	2008	$14.746	$9.178	101,631
	2009	$9.178	$11.143	92,228
	2010	$11.143	$12.030	69,876
	2011	$12.030	$11.777	49,582
	2012	$11.777	$13.656	44,285
	2013	$13.656	$17.493	32,074
	2014	$17.493	$19.284	25,199
	2015	$19.284	$19.234	23,335
	2016	$19.234	$21.582	22,060
Invesco V.I. Equity and Income Fund - Series II
	2007	$14.655	$14.837	40,157
	2008	$14.837	$11.237	31,692
	2009	$11.237	$13.484	26,707
	2010	$13.484	$14.798	22,051
	2011	$14.798	$14.308	28,061
	2012	$14.308	$15.752	20,524
	2013	$15.752	$19.271	16,439
	2014	$19.271	$20.533	12,465
	2015	$20.533	$19.594	10,796
	2016	$19.594	$22.043	9,893

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$11.751	30,653
	2012	$11.751	$13.054	27,571
	2013	$13.054	$15.634	20,328
	2014	$15.634	$15.389	18,734
	2015	$15.389	$14.826	17,175
	2016	$14.826	$15.469	17,100
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$17.959	$18.781	46,236
	2008	$18.781	$10.839	40,507
	2009	$10.839	$12.328	37,146
	2010	$12.328	$13.512	34,667
	2011	$13.512	$14.547	0
Invesco V.I. Growth and Income Fund - Series II
	2007	$16.874	$16.945	111,832
	2008	$16.945	$11.252	88,180
	2009	$11.252	$13.680	83,402
	2010	$13.680	$15.035	71,696
	2011	$15.035	$14.396	49,322
	2012	$14.396	$16.125	42,843
	2013	$16.125	$21.130	36,130
	2014	$21.130	$22.762	28,613
	2015	$22.762	$21.559	21,206
	2016	$21.559	$25.224	17,984
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$18.098	5,203
	2014	$18.098	$18.010	5,171
	2015	$18.010	$17.048	3,821
	2016	$17.048	$18.509	6,105
Invesco V.I. High Yield Securities Fund - Series II
	2007	$12.902	$13.131	9,454
	2008	$13.131	$9.879	8,513
	2009	$9.879	$13.962	8,129
	2010	$13.962	$15.039	6,312
	2011	$15.039	$14.976	4,938
	2012	$14.976	$17.385	4,810
	2013	$17.385	$17.899	0
Invesco V.I. Income Builder Fund - Series II
	2007	$14.692	$14.803	10,632
	2008	$14.803	$10.666	9,952
	2009	$10.666	$13.050	6,798
	2010	$13.050	$14.336	5,935
	2011	$14.336	$15.227	0
Invesco V.I. International Growth Fund - Series II
	2011	$10.000	$7.928	3,343
	2012	$7.928	$8.951	3,294
	2013	$8.951	$10.410	1,194
	2014	$10.410	$10.207	1,248
	2015	$10.207	$9.737	1,906
	2016	$9.737	$9.472	1,306

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2007	$12.306	$13.173	7,295
	2008	$13.173	$9.203	7,151
	2009	$9.203	$11.707	4,739
	2010	$11.707	$13.048	4,546
	2011	$13.048	$11.951	4,172
	2012	$11.951	$12.950	4,188
	2013	$12.950	$16.297	4,146
	2014	$16.297	$16.630	3,996
	2015	$16.630	$15.593	3,997
	2016	$15.593	$17.287	3,999
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$16.117	$18.565	13,510
	2008	$18.565	$9.668	13,183
	2009	$9.668	$14.810	13,415
	2010	$14.810	$18.465	8,930
	2011	$18.465	$16.396	7,827
	2012	$16.396	$17.928	7,280
	2013	$17.928	$23.991	4,859
	2014	$23.991	$25.309	3,532
	2015	$25.309	$25.051	3,431
	2016	$25.051	$24.682	3,016
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$15.037	$15.465	70,050
	2008	$15.465	$9.503	62,991
	2009	$9.503	$11.736	64,893
	2010	$11.736	$13.174	53,865
	2011	$13.174	$13.103	46,240
	2012	$13.103	$14.827	35,304
	2013	$14.827	$19.108	31,305
	2014	$19.108	$21.143	23,461
	2015	$21.143	$20.873	18,462
	2016	$20.873	$22.738	18,543
Invesco V.I. Value Opportunities Fund - Series II
	2007	$15.952	$15.838	27,720
	2008	$15.838	$7.462	21,186
	2009	$7.462	$10.799	14,825
	2010	$10.799	$11.313	10,700
	2011	$11.313	$10.707	7,344
	2012	$10.707	$12.339	6,732
	2013	$12.339	$16.110	5,966
	2014	$16.110	$16.789	5,172
	2015	$16.789	$14.694	5,075
	2016	$14.694	$16.975	4,531
Invesco Van Kampen V.I. International Growth Equity Fund - Series II
	2007	$10.706	$11.982	4,251
	2008	$11.982	$6.042	9,368
	2009	$6.042	$8.081	6,465
	2010	$8.081	$8.700	4,673
	2011	$8.700	$9.460	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$17.767	$20.890	5,386
	2008	$20.890	$13.619	5,352
	2009	$13.619	$15.854	6,694
	2010	$15.854	$16.578	6,470
	2011	$16.578	$18.810	6,393
	2012	$18.810	$21.823	6,365
	2013	$21.823	$25.128	5,409
	2014	$25.128	$26.537	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$17.003	$19.883	12,516
	2008	$19.883	$9.933	12,026
	2009	$9.933	$16.450	4,109
	2010	$16.450	$20.261	3,006
	2011	$20.261	$18.341	4,419
	2012	$18.341	$20.053	4,448
	2013	$20.053	$21.246	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$18.790	$21.229	47,017
	2008	$21.229	$11.886	43,882
	2009	$11.886	$14.835	38,945
	2010	$14.835	$15.544	35,629
	2011	$15.544	$13.727	28,475
	2012	$13.727	$15.888	27,819
	2013	$15.888	$19.798	11,736
	2014	$19.798	$17.577	5,703
	2015	$17.577	$16.290	2,526
	2016	$16.290	$15.520	2,495
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$16.675	$19.057	10,496
	2008	$19.057	$10.461	10,253
	2009	$10.461	$9.979	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$11.003	$11.395	110,740
	2008	$11.395	$10.146	99,099
	2009	$10.146	$12.155	99,908
	2010	$12.155	$12.980	86,925
	2011	$12.980	$13.315	73,204
	2012	$13.315	$14.845	68,368
	2013	$14.845	$14.661	63,133
	2014	$14.661	$15.424	55,254
	2015	$15.424	$14.773	46,380
	2016	$14.773	$15.440	45,449
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$10.011	$10.080	63,885
	2008	$10.080	$8.372	45,324
	2009	$8.372	$8.657	45,743
	2010	$8.657	$8.669	36,915
	2011	$8.669	$8.700	30,792
	2012	$8.700	$8.782	28,780
	2013	$8.782	$8.611	26,456
	2014	$8.611	$8.506	22,244
	2015	$8.506	$8.306	19,214
	2016	$8.306	$8.528	23,756

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$10.006	$10.258	63,305
	2008	$10.258	$10.269	141,641
	2009	$10.269	$10.061	80,221
	2010	$10.061	$9.857	61,644
	2011	$9.857	$9.657	51,392
	2012	$9.657	$9.461	44,296
	2013	$9.461	$9.268	41,998
	2014	$9.268	$9.080	39,179
	2015	$9.080	$8.896	32,914
	2016	$8.896	$8.836	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$15.099	$17.634	94,921
	2008	$17.634	$9.026	86,577
	2009	$9.026	$15.106	69,346
	2010	$15.106	$18.858	63,466
	2011	$18.858	$17.187	49,857
	2012	$17.187	$18.871	46,678
	2013	$18.871	$27.799	31,980
	2014	$27.799	$28.714	15,252
	2015	$28.714	$30.474	13,334
	2016	$30.474	$28.765	12,505
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$15.370	$16.316	56,324
	2008	$16.316	$12.114	65,473
	2009	$12.114	$14.174	70,351
	2010	$14.174	$14.787	64,080
	2011	$14.787	$13.309	61,183
	2012	$13.309	$13.907	61,646
	2013	$13.907	$14.782	0
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
	2007	$9.468	$11.420	8,305
	2008	$11.420	$6.281	10,114
	2009	$6.281	$8.713	10,055
	2010	$8.713	$10.606	15,945
	2011	$10.606	$9.606	11,150
	2012	$9.606	$9.892	10,829
	2013	$9.892	$8.264	8,199
	2014	$8.264	$6.588	8,016
	2015	$6.588	$4.797	7,493
	2016	$4.797	$5.399	6,858
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
	2007	$10.677	$11.058	1,159
	2008	$11.058	$9.243	1,090
	2009	$9.243	$11.813	1,273
	2010	$11.813	$12.967	7,134
	2011	$12.967	$13.493	5,505
	2012	$13.493	$15.563	5,907
	2013	$15.563	$14.172	5,161
	2014	$14.172	$14.078	5,127
	2015	$14.078	$13.468	5,049
	2016	$13.468	$14.936	4,395

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Real Return Portfolio - Advisor Shares
	2007	$10.094	$10.933	2,678
	2008	$10.933	$9.946	18,212
	2009	$9.946	$11.523	26,099
	2010	$11.523	$12.192	22,697
	2011	$12.192	$13.325	20,645
	2012	$13.325	$14.181	20,649
	2013	$14.181	$12.599	9,584
	2014	$12.599	$12.711	7,186
	2015	$12.711	$12.102	5,175
	2016	$12.102	$12.460	5,139
PIMCO Total Return Portfolio - Advisor Shares
	2007	$10.276	$10.937	14,267
	2008	$10.937	$11.219	14,340
	2009	$11.219	$12.524	32,183
	2010	$12.524	$13.251	45,299
	2011	$13.251	$13.437	28,571
	2012	$13.437	$14.412	33,829
	2013	$14.412	$13.827	23,412
	2014	$13.827	$14.110	20,436
	2015	$14.110	$13.870	20,068
	2016	$13.870	$13.938	18,050
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$7.904	8,444
	2010	$7.904	$8.719	6,979
	2011	$8.719	$8.705	5,142
	2012	$8.705	$10.173	4,323
	2013	$10.173	$13.196	3,197
	2014	$13.196	$14.564	2,142
	2015	$14.564	$13.833	1,985
	2016	$13.833	$15.400	1,894
Putnam VT George Putnam Balanced Fund - Class IB
	2007	$13.362	$13.213	6,590
	2008	$13.213	$7.672	6,324
	2009	$7.672	$9.442	6,027
	2010	$9.442	$10.251	4,468
	2011	$10.251	$10.320	4,392
	2012	$10.320	$11.376	4,066
	2013	$11.376	$13.161	2,429
	2014	$13.161	$14.269	1,026
	2015	$14.269	$13.820	418
	2016	$13.820	$14.623	417
Putnam VT Growth and Income Fund - Class IB
	2007	$15.615	$14.371	34,925
	2008	$14.371	$8.630	28,763
	2009	$8.630	$10.974	28,243
	2010	$10.974	$12.296	27,357
	2011	$12.296	$11.487	24,404
	2012	$11.487	$13.405	23,885
	2013	$13.405	$17.817	20,089
	2014	$17.817	$19.327	19,109
	2015	$19.327	$17.507	18,088
	2016	$17.507	$19.727	15,958
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.049	15,000

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT International Equity Fund - Class IB
	2007	$19.762	$20.976	42,142
	2008	$20.976	$11.516	37,889
	2009	$11.516	$14.061	36,384
	2010	$14.061	$15.155	26,672
	2011	$15.155	$12.332	16,219
	2012	$12.332	$14.727	15,734
	2013	$14.727	$18.477	14,095
	2014	$18.477	$16.873	12,444
	2015	$16.873	$16.552	10,297
	2016	$16.552	$15.817	8,061
Putnam VT Investors Fund - Class IB
	2007	$15.914	$14.782	1,088
	2008	$14.782	$8.753	1,081
	2009	$8.753	$11.218	1,070
	2010	$11.218	$12.519	19
	2011	$12.519	$12.269	18
	2012	$12.269	$14.041	0
	2013	$14.041	$18.586	0
	2014	$18.586	$20.740	0
	2015	$20.740	$19.874	0
	2016	$19.874	$21.817	0
Putnam VT New Value Fund - Class IB
	2007	$12.379	$11.533	7,514
	2008	$11.533	$6.241	8,088
	2009	$6.241	$5.873	0
Putnam VT Voyager Fund - Class IB
	2007	$12.866	$13.298	33,087
	2008	$13.298	$8.202	26,972
	2009	$8.202	$13.169	25,460
	2010	$13.169	$15.584	24,292
	2011	$15.584	$12.541	15,722
	2012	$12.541	$14.033	15,336
	2013	$14.033	$19.758	12,128
	2014	$19.758	$21.236	10,904
	2015	$21.236	$19.531	9,513
	2016	$19.531	$19.532	0
UIF Emerging Markets Debt Portfolio, Class II
	2007	$14.481	$15.091	8,772
	2008	$15.091	$12.569	8,309
	2009	$12.569	$16.020	8,243
	2010	$16.020	$17.222	5,842
	2011	$17.222	$18.033	4,016
	2012	$18.033	$20.822	3,932
	2013	$20.822	$18.611	3,805
	2014	$18.611	$18.759	2,465
	2015	$18.759	$18.160	2,421
	2016	$18.160	$19.673	2,422

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class II
	2007	$31.480	$43.310	15,439
	2008	$43.310	$18.352	11,775
	2009	$18.352	$30.583	10,969
	2010	$30.583	$35.636	11,107
	2011	$35.636	$28.544	7,559
	2012	$28.544	$33.507	11,488
	2013	$33.507	$32.462	10,002
	2014	$32.462	$30.351	9,339
	2015	$30.351	$26.548	4,288
	2016	$26.548	$27.730	3,914
UIF Global Franchise Portfolio, Class II
	2007	$17.582	$18.906	78,500
	2008	$18.906	$13.160	61,406
	2009	$13.160	$16.703	61,560
	2010	$16.703	$18.661	44,272
	2011	$18.661	$19.935	29,994
	2012	$19.935	$22.572	28,216
	2013	$22.572	$26.460	23,695
	2014	$26.460	$27.089	18,679
	2015	$27.089	$28.182	18,198
	2016	$28.182	$29.105	11,553
UIF Global Infrastructure - Class II
	2014	$10.000	$28.377	5,383
	2015	$28.377	$23.938	6,129
	2016	$23.938	$26.961	5,340
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$16.063	57,038
	2014	$16.063	$16.050	54,554
	2015	$16.050	$14.696	52,829
	2016	$14.696	$15.188	28,496
UIF Growth Portfolio, Class II
	2007	$14.112	$16.817	11,399
	2008	$16.817	$8.344	10,123
	2009	$8.344	$13.499	6,366
	2010	$13.499	$16.214	6,216
	2011	$16.214	$15.401	3,832
	2012	$15.401	$17.206	3,318
	2013	$17.206	$24.899	2,379
	2014	$24.899	$25.877	2,075
	2015	$25.877	$28.382	1,821
	2016	$28.382	$27.271	3,118
UIF Mid Cap Growth Portfolio, Class II
	2007	$19.078	$22.913	51,069
	2008	$22.913	$11.937	44,742
	2009	$11.937	$18.401	36,376
	2010	$18.401	$23.843	30,783
	2011	$23.843	$21.682	25,904
	2012	$21.682	$23.041	24,227
	2013	$23.041	$31.032	20,397
	2014	$31.032	$30.959	16,147
	2015	$30.959	$28.511	12,980
	2016	$28.511	$25.461	7,503

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Small Company Growth Portfolio, Class II
	2007	$19.132	$19.295	30,997
	2008	$19.295	$11.258	26,703
	2009	$11.258	$16.173	20,859
	2010	$16.173	$20.051	17,248
	2011	$20.051	$17.930	13,849
	2012	$17.930	$20.147	11,342
	2013	$20.147	$33.814	9,830
	2014	$33.814	$28.532	6,044
	2015	$28.532	$25.213	4,719
	2016	$25.213	$26.094	4,410
UIF U.S. Real Estate Portfolio, Class II
	2007	$26.156	$21.194	29,731
	2008	$21.194	$12.860	23,763
	2009	$12.860	$16.187	21,356
	2010	$16.187	$20.539	19,575
	2011	$20.539	$21.260	14,031
	2012	$21.260	$24.079	13,371
	2013	$24.079	$24.001	12,713
	2014	$24.001	$30.430	9,479
	2015	$30.430	$30.382	8,037
	2016	$30.382	$31.713	7,426
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*
With the MAV Death Benefit Option
Mortality & Expense = 1.7

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$15.762	$16.214	123,819
	2008	$16.214	$9.434	95,302
	2009	$9.434	$11.139	89,931
	2010	$11.139	$12.327	66,876
	2011	$12.327	$12.829	53,780
	2012	$12.829	$14.756	50,316
	2013	$14.756	$19.486	32,032
	2014	$19.486	$20.893	20,990
	2015	$20.893	$20.791	18,050
	2016	$20.791	$22.657	16,029
AB VPS Growth Portfolio - Class B
	2007	$14.822	$16.382	209,318
	2008	$16.382	$9.226	133,414
	2009	$9.226	$12.026	121,891
	2010	$12.026	$13.545	84,227
	2011	$13.545	$13.418	62,869
	2012	$13.418	$14.951	49,084
	2013	$14.951	$19.616	37,692
	2014	$19.616	$21.740	33,474
	2015	$21.740	$23.211	28,802
	2016	$23.211	$22.967	20,448
AB VPS International Value Portfolio - Class B
	2007	$15.715	$16.277	408,290
	2008	$16.277	$7.460	463,005
	2009	$7.460	$9.833	369,688
	2010	$9.833	$10.063	318,473
	2011	$10.063	$7.954	282,987
	2012	$7.954	$8.910	233,758
	2013	$8.910	$10.729	181,439
	2014	$10.729	$9.846	164,715
	2015	$9.846	$9.892	142,824
	2016	$9.892	$9.628	143,336
AB VPS Large Cap Growth Portfolio - Class B
	2007	$13.386	$14.920	15,963
	2008	$14.920	$8.809	12,275
	2009	$8.809	$11.849	11,837
	2010	$11.849	$12.768	11,395
	2011	$12.768	$12.117	10,825
	2012	$12.117	$13.804	7,410
	2013	$13.804	$18.554	5,464
	2014	$18.554	$20.723	5,300
	2015	$20.723	$22.538	3,748
	2016	$22.538	$22.634	2,754

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Small/Mid Cap Value Portfolio - Class B
	2007	$18.607	$18.532	252,331
	2008	$18.532	$11.682	159,012
	2009	$11.682	$16.350	123,828
	2010	$16.350	$20.306	90,918
	2011	$20.306	$18.205	75,476
	2012	$18.205	$21.159	56,825
	2013	$21.159	$28.572	42,172
	2014	$28.572	$30.540	35,794
	2015	$30.540	$28.257	31,071
	2016	$28.257	$34.598	25,811
AB VPS Value Portfolio - Class B
	2007	$12.722	$11.960	30,216
	2008	$11.960	$6.921	23,659
	2009	$6.921	$8.219	26,687
	2010	$8.219	$8.984	21,146
	2011	$8.984	$8.482	17,728
	2012	$8.482	$9.615	16,729
	2013	$9.615	$12.875	12,409
	2014	$12.875	$13.993	10,565
	2015	$13.993	$12.744	9,258
	2016	$12.744	$13.915	7,322
AllianceBernstein VPS Utility Income Portfolio - Class B
	2007	$13.248	$15.861	59,029
	2008	$15.861	$9.842	41,351
	2009	$9.842	$10.615	0
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2007	$12.976	$14.932	554,128
	2008	$14.932	$8.395	480,176
	2009	$8.395	$11.158	436,258
	2010	$11.158	$12.800	357,025
	2011	$12.800	$12.209	243,606
	2012	$12.209	$13.911	192,545
	2013	$13.911	$17.873	149,574
	2014	$17.873	$19.579	120,003
	2015	$19.579	$19.289	78,251
	2016	$19.289	$20.388	71,319
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2007	$10.193	$10.495	63,256
	2008	$10.495	$10.581	496,790
	2009	$10.581	$10.431	391,555
	2010	$10.431	$10.241	219,506
	2011	$10.241	$10.049	176,723
	2012	$10.049	$9.860	157,204
	2013	$9.860	$9.674	105,997
	2014	$9.674	$9.492	54,222
	2015	$9.492	$9.314	54,775
	2016	$9.314	$9.140	166,972

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth & Income Portfolio - Service Class 2
	2007	$12.256	$13.449	210,551
	2008	$13.449	$7.666	220,340
	2009	$7.666	$9.553	192,212
	2010	$9.553	$10.736	151,826
	2011	$10.736	$10.677	115,532
	2012	$10.677	$12.386	97,441
	2013	$12.386	$16.193	72,699
	2014	$16.193	$17.512	61,382
	2015	$17.512	$16.744	52,668
	2016	$16.744	$19.026	46,803
Fidelity VIP High Income Portfolio - Service Class 2
	2007	$11.389	$11.457	108,995
	2008	$11.457	$8.414	88,914
	2009	$8.414	$11.844	78,023
	2010	$11.844	$13.209	53,275
	2011	$13.209	$13.441	32,468
	2012	$13.441	$15.029	27,132
	2013	$15.029	$15.585	23,527
	2014	$15.585	$15.429	20,458
	2015	$15.429	$14.552	18,784
	2016	$14.552	$16.301	15,854
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2007	$13.330	$15.082	182,002
	2008	$15.082	$8.936	138,551
	2009	$8.936	$12.252	116,400
	2010	$12.252	$15.456	91,409
	2011	$15.456	$13.518	61,750
	2012	$13.518	$15.194	40,160
	2013	$15.194	$20.254	32,149
	2014	$20.254	$21.069	27,271
	2015	$21.069	$20.334	22,159
	2016	$20.334	$22.330	20,081
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
	2007	$11.491	$12.887	65,673
	2008	$12.887	$8.178	66,657
	2009	$8.178	$10.669	56,490
	2010	$10.669	$12.163	43,863
	2011	$12.163	$11.360	20,846
	2012	$11.360	$12.178	17,212
	2013	$12.178	$16.426	12,587
	2014	$16.426	$17.099	10,575
	2015	$17.099	$17.508	8,249
	2016	$17.508	$16.682	7,086
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.610	$11.698	77,201
	2008	$11.698	$8.794	54,263
	2009	$8.794	$12.312	64,787
	2010	$12.312	$13.681	47,920
	2011	$13.681	$14.035	41,183
	2012	$14.035	$15.912	36,619
	2013	$15.912	$16.833	21,618
	2014	$16.833	$16.511	15,811
	2015	$16.511	$14.721	13,941
	2016	$14.721	$16.892	11,634

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$12.973	$13.205	909,655
	2008	$13.205	$9.113	480,585
	2009	$9.113	$12.123	418,019
	2010	$12.123	$13.402	354,304
	2011	$13.402	$13.463	262,602
	2012	$13.463	$14.879	205,318
	2013	$14.879	$16.633	157,799
	2014	$16.633	$17.071	150,912
	2015	$17.071	$15.567	116,306
	2016	$15.567	$17.416	107,521
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2007	$13.714	$15.047	78,114
	2008	$15.047	$10.562	64,531
	2009	$10.562	$12.778	64,382
	2010	$12.778	$14.036	49,632
	2011	$14.036	$13.364	48,047
	2012	$13.364	$14.862	39,840
	2013	$14.862	$18.608	34,337
	2014	$18.608	$19.298	29,021
	2015	$19.298	$18.243	23,393
	2016	$18.243	$20.078	22,084
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.770	$13.978	408,166
	2008	$13.978	$8.625	291,560
	2009	$8.625	$10.666	268,143
	2010	$10.666	$11.636	229,473
	2011	$11.636	$11.297	162,782
	2012	$11.297	$12.662	141,161
	2013	$12.662	$15.934	97,898
	2014	$15.934	$16.746	81,413
	2015	$16.746	$15.618	55,835
	2016	$15.618	$17.785	48,609
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.807	$16.771	467,312
	2008	$16.771	$9.810	332,023
	2009	$9.810	$13.189	288,157
	2010	$13.189	$14.028	234,570
	2011	$14.028	$12.300	208,290
	2012	$12.300	$14.267	182,194
	2013	$14.267	$17.212	131,324
	2014	$17.212	$15.007	118,976
	2015	$15.007	$13.768	108,309
	2016	$13.768	$14.477	101,425
Goldman Sachs VIT Large Cap Value Fund - Institutional
	2007	$12.637	$12.429	132,994
	2008	$12.429	$8.083	102,730
	2009	$8.083	$9.382	97,718
	2010	$9.382	$10.236	86,107
	2011	$10.236	$9.335	76,414
	2012	$9.335	$10.910	65,849
	2013	$10.910	$14.261	46,622
	2014	$14.261	$15.801	35,868
	2015	$15.801	$14.818	31,542
	2016	$14.818	$16.223	27,872

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2007	$12.941	$13.032	71,239
	2008	$13.032	$8.092	51,861
	2009	$8.092	$10.570	49,351
	2010	$10.570	$12.964	26,046
	2011	$12.964	$11.908	19,726
	2012	$11.908	$13.840	14,874
	2013	$13.840	$18.045	10,492
	2014	$18.045	$20.107	9,568
	2015	$20.107	$17.903	7,445
	2016	$17.903	$19.943	6,925
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional
	2007	$12.471	$10.189	289,176
	2008	$10.189	$6.613	225,676
	2009	$6.613	$8.284	191,190
	2010	$8.284	$10.575	140,084
	2011	$10.575	$10.446	108,863
	2012	$10.446	$11.563	93,842
	2013	$11.563	$15.385	65,040
	2014	$15.385	$16.141	50,179
	2015	$16.141	$15.499	44,184
	2016	$15.499	$18.735	37,397
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
	2007	$12.460	$11.936	218,344
	2008	$11.936	$7.432	178,799
	2009	$7.432	$8.833	160,170
	2010	$8.833	$9.779	130,365
	2011	$9.779	$9.983	99,247
	2012	$9.983	$11.210	85,851
	2013	$11.210	$15.125	58,034
	2014	$15.125	$17.267	46,980
	2015	$17.267	$16.908	42,048
	2016	$16.908	$18.370	38,675
Invesco V.I. American Franchise Fund - Series II
	2007	$13.151	$15.048	110,913
	2008	$15.048	$7.512	80,712
	2009	$7.512	$12.209	68,484
	2010	$12.209	$14.322	56,954
	2011	$14.322	$13.154	39,424
	2012	$13.154	$14.633	36,461
	2013	$14.633	$20.070	25,438
	2014	$20.070	$21.299	23,100
	2015	$21.299	$21.889	20,055
	2016	$21.889	$21.910	18,305
Invesco V.I. American Value Fund - Series II
	2007	$19.540	$20.653	322,128
	2008	$20.653	$11.869	265,638
	2009	$11.869	$16.205	208,738
	2010	$16.205	$19.426	165,212
	2011	$19.426	$19.217	131,324
	2012	$19.217	$22.072	111,299
	2013	$22.072	$29.004	79,724
	2014	$29.004	$31.153	64,200
	2015	$31.153	$27.703	57,534
	2016	$27.703	$31.317	50,388

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Capital Appreciation - Series II
	2007	$14.130	$15.488	6,910
	2008	$15.488	$8.718	6,230
	2009	$8.718	$10.325	5,181
	2010	$10.325	$11.670	4,559
	2011	$11.670	$10.521	4,500
	2012	$10.521	$12.059	0
Invesco V.I. Comstock Fund - Series II
	2007	$16.715	$16.015	1,068,334
	2008	$16.015	$10.087	734,544
	2009	$10.087	$12.708	633,378
	2010	$12.708	$14.425	477,628
	2011	$14.425	$13.854	348,745
	2012	$13.854	$16.164	275,678
	2013	$16.164	$21.513	198,763
	2014	$21.513	$23.027	172,466
	2015	$23.027	$21.192	138,563
	2016	$21.192	$24.325	117,345
Invesco V.I. Core Equity Fund - Series II
	2007	$10.760	$11.387	24,978
	2008	$11.387	$7.784	16,894
	2009	$7.784	$9.774	11,814
	2010	$9.774	$10.477	6,411
	2011	$10.477	$10.249	5,969
	2012	$10.249	$11.424	5,353
	2013	$11.424	$14.451	3,324
	2014	$14.451	$15.290	3,067
	2015	$15.290	$14.101	2,500
	2016	$14.101	$15.221	1,419
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$14.571	$14.852	150,097
	2008	$14.852	$9.258	118,053
	2009	$9.258	$11.258	96,851
	2010	$11.258	$12.172	69,549
	2011	$12.172	$11.935	58,906
	2012	$11.935	$13.859	57,889
	2013	$13.859	$17.781	38,531
	2014	$17.781	$19.632	32,701
	2015	$19.632	$19.610	30,423
	2016	$19.610	$22.038	32,305
Invesco V.I. Equity and Income Fund - Series II
	2007	$14.737	$14.943	485,911
	2008	$14.943	$11.335	164,910
	2009	$11.335	$13.622	113,717
	2010	$13.622	$14.973	93,853
	2011	$14.973	$14.499	88,768
	2012	$14.499	$15.987	70,863
	2013	$15.987	$19.588	51,694
	2014	$19.588	$20.903	43,756
	2015	$20.903	$19.977	35,784
	2016	$19.977	$22.509	32,567

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$11.908	32,441
	2012	$11.908	$13.249	27,354
	2013	$13.249	$15.891	14,825
	2014	$15.891	$15.666	13,482
	2015	$15.666	$15.117	11,908
	2016	$15.117	$15.796	11,131
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$18.060	$18.916	85,280
	2008	$18.916	$10.933	55,823
	2009	$10.933	$12.455	47,100
	2010	$12.455	$13.672	34,544
	2011	$13.672	$14.726	0
Invesco V.I. Growth and Income Fund - Series II
	2007	$16.969	$17.067	417,675
	2008	$17.067	$11.351	313,824
	2009	$11.351	$13.821	283,366
	2010	$13.821	$15.213	227,472
	2011	$15.213	$14.588	174,312
	2012	$14.588	$16.365	147,939
	2013	$16.365	$21.478	99,830
	2014	$21.478	$23.172	55,313
	2015	$23.172	$21.981	48,994
	2016	$21.981	$25.757	40,744
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$18.395	19,405
	2014	$18.395	$18.334	14,115
	2015	$18.334	$17.381	13,339
	2016	$17.381	$18.900	9,515
Invesco V.I. High Yield Securities Fund - Series II
	2007	$12.975	$13.225	88,491
	2008	$13.225	$9.965	61,301
	2009	$9.965	$14.105	45,626
	2010	$14.105	$15.216	43,595
	2011	$15.216	$15.176	34,126
	2012	$15.176	$17.644	26,809
	2013	$17.644	$18.174	0
Invesco V.I. Income Builder Fund - Series II
	2007	$14.774	$14.909	128,718
	2008	$14.909	$10.759	48,848
	2009	$10.759	$13.184	38,342
	2010	$13.184	$14.505	26,466
	2011	$14.505	$15.414	0
Invesco V.I. International Growth Fund - Series II
	2011	$10.000	$7.998	37,626
	2012	$7.998	$9.043	33,079
	2013	$9.043	$10.533	27,925
	2014	$10.533	$10.343	24,923
	2015	$10.343	$9.882	16,437
	2016	$9.882	$9.628	15,941

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2007	$12.356	$13.247	78,877
	2008	$13.247	$9.269	50,759
	2009	$9.269	$11.809	44,786
	2010	$11.809	$13.182	23,893
	2011	$13.182	$12.092	20,335
	2012	$12.092	$13.123	15,190
	2013	$13.123	$16.540	9,478
	2014	$16.540	$16.904	7,392
	2015	$16.904	$15.874	6,659
	2016	$15.874	$17.625	5,646
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$16.207	$18.698	15,411
	2008	$18.698	$9.752	10,326
	2009	$9.752	$14.962	8,592
	2010	$14.962	$18.683	8,468
	2011	$18.683	$16.615	7,415
	2012	$16.615	$18.195	6,297
	2013	$18.195	$24.386	5,007
	2014	$24.386	$25.765	3,792
	2015	$25.765	$25.541	3,682
	2016	$25.541	$25.203	2,286
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$15.121	$15.576	435,427
	2008	$15.576	$9.586	383,790
	2009	$9.586	$11.856	324,777
	2010	$11.856	$13.329	271,852
	2011	$13.329	$13.278	212,804
	2012	$13.278	$15.048	191,312
	2013	$15.048	$19.422	153,758
	2014	$19.422	$21.524	117,828
	2015	$21.524	$21.281	87,885
	2016	$21.281	$23.218	80,017
Invesco V.I. Value Opportunities Fund - Series II
	2007	$16.042	$15.952	64,699
	2008	$15.952	$7.527	52,495
	2009	$7.527	$10.910	45,739
	2010	$10.910	$11.447	37,699
	2011	$11.447	$10.850	28,451
	2012	$10.850	$12.523	24,587
	2013	$12.523	$16.375	17,472
	2014	$16.375	$17.091	11,498
	2015	$17.091	$14.981	9,415
	2016	$14.981	$17.333	8,333
Invesco Van Kampen V.I. International Growth Equity Fund - Series II
	2007	$10.717	$12.012	65,224
	2008	$12.012	$6.067	83,498
	2009	$6.067	$8.127	83,884
	2010	$8.127	$8.762	68,072
	2011	$8.762	$9.533	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$17.867	$21.040	36,800
	2008	$21.040	$13.738	33,416
	2009	$13.738	$16.016	28,911
	2010	$16.016	$16.774	15,413
	2011	$16.774	$19.061	12,754
	2012	$19.061	$22.148	13,495
	2013	$22.148	$25.541	11,660
	2014	$25.541	$26.987	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$17.098	$20.025	18,238
	2008	$20.025	$10.019	12,209
	2009	$10.019	$16.618	10,012
	2010	$16.618	$20.500	7,085
	2011	$20.500	$18.586	5,719
	2012	$18.586	$20.351	5,471
	2013	$20.351	$21.573	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$18.896	$21.381	20,770
	2008	$21.381	$11.989	13,267
	2009	$11.989	$14.987	12,359
	2010	$14.987	$15.727	9,901
	2011	$15.727	$13.910	7,715
	2012	$13.910	$16.125	7,457
	2013	$16.125	$20.124	6,183
	2014	$20.124	$17.894	5,818
	2015	$17.894	$16.609	5,774
	2016	$16.609	$15.848	5,537
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$16.768	$19.194	19,921
	2008	$19.194	$10.553	16,432
	2009	$10.553	$10.071	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$11.065	$11.477	1,054,166
	2008	$11.477	$10.234	681,533
	2009	$10.234	$12.279	609,274
	2010	$12.279	$13.133	499,323
	2011	$13.133	$13.492	391,311
	2012	$13.492	$15.067	308,296
	2013	$15.067	$14.902	269,690
	2014	$14.902	$15.702	223,685
	2015	$15.702	$15.062	201,839
	2016	$15.062	$15.767	172,541
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$10.067	$10.153	334,301
	2008	$10.153	$8.445	230,719
	2009	$8.445	$8.746	236,989
	2010	$8.746	$8.771	190,247
	2011	$8.771	$8.817	163,208
	2012	$8.817	$8.913	123,746
	2013	$8.913	$8.753	119,784
	2014	$8.753	$8.659	95,776
	2015	$8.659	$8.469	72,013
	2016	$8.469	$8.708	61,880

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$10.062	$10.331	458,128
	2008	$10.331	$10.358	506,815
	2009	$10.358	$10.164	356,361
	2010	$10.164	$9.973	271,025
	2011	$9.973	$9.786	332,323
	2012	$9.786	$9.602	265,307
	2013	$9.602	$9.421	210,716
	2014	$9.421	$9.244	144,071
	2015	$9.244	$9.070	150,649
	2016	$9.070	$9.014	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$15.184	$17.761	180,354
	2008	$17.761	$9.105	150,037
	2009	$9.105	$15.261	124,707
	2010	$15.261	$19.080	96,404
	2011	$19.080	$17.416	78,413
	2012	$17.416	$19.153	62,564
	2013	$19.153	$28.256	45,685
	2014	$28.256	$29.231	39,638
	2015	$29.231	$31.070	34,107
	2016	$31.070	$29.373	29,762
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$15.456	$16.432	82,961
	2008	$16.432	$12.220	49,804
	2009	$12.220	$14.319	79,212
	2010	$14.319	$14.962	75,735
	2011	$14.962	$13.486	64,825
	2012	$13.486	$14.114	28,190
	2013	$14.114	$15.009	0
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
	2007	$9.478	$11.450	25,216
	2008	$11.450	$6.307	34,564
	2009	$6.307	$8.763	41,662
	2010	$8.763	$10.682	34,179
	2011	$10.682	$9.690	21,951
	2012	$9.690	$9.993	19,032
	2013	$9.993	$8.362	13,042
	2014	$8.362	$6.676	9,176
	2015	$6.676	$4.869	8,007
	2016	$4.869	$5.487	4,710
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
	2007	$10.688	$11.086	5,381
	2008	$11.086	$9.281	9,916
	2009	$9.281	$11.880	10,522
	2010	$11.880	$13.060	13,662
	2011	$13.060	$13.611	8,405
	2012	$13.611	$15.723	15,544
	2013	$15.723	$14.340	7,132
	2014	$14.340	$14.266	5,622
	2015	$14.266	$13.669	5,528
	2016	$13.669	$15.182	4,608

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Real Return Portfolio - Advisor Shares
	2007	$10.104	$10.961	337,431
	2008	$10.961	$9.986	209,514
	2009	$9.986	$11.588	150,324
	2010	$11.588	$12.279	95,860
	2011	$12.279	$13.441	66,558
	2012	$13.441	$14.327	65,743
	2013	$14.327	$12.748	55,191
	2014	$12.748	$12.880	26,731
	2015	$12.880	$12.283	13,379
	2016	$12.283	$12.665	10,939
PIMCO Total Return Portfolio - Advisor Shares
	2007	$10.286	$10.965	493,443
	2008	$10.965	$11.265	362,106
	2009	$11.265	$12.594	344,845
	2010	$12.594	$13.346	295,689
	2011	$13.346	$13.554	185,165
	2012	$13.554	$14.559	175,283
	2013	$14.559	$13.990	160,672
	2014	$13.990	$14.299	114,242
	2015	$14.299	$14.077	76,807
	2016	$14.077	$14.168	82,795
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$7.960	142,599
	2010	$7.960	$8.795	114,988
	2011	$8.795	$8.795	85,649
	2012	$8.795	$10.294	68,444
	2013	$10.294	$13.373	49,208
	2014	$13.373	$14.781	41,972
	2015	$14.781	$14.060	38,815
	2016	$14.060	$15.678	34,157
Putnam VT George Putnam Balanced Fund - Class IB
	2007	$13.437	$13.307	91,787
	2008	$13.307	$7.739	46,549
	2009	$7.739	$9.539	40,491
	2010	$9.539	$10.372	38,215
	2011	$10.372	$10.458	29,958
	2012	$10.458	$11.546	20,556
	2013	$11.546	$13.377	18,175
	2014	$13.377	$14.526	16,218
	2015	$14.526	$14.090	14,160
	2016	$14.090	$14.932	9,536
Putnam VT Growth and Income Fund - Class IB
	2007	$15.703	$14.474	27,085
	2008	$14.474	$8.705	13,430
	2009	$8.705	$11.087	11,242
	2010	$11.087	$12.441	7,839
	2011	$12.441	$11.640	6,494
	2012	$11.640	$13.605	5,036
	2013	$13.605	$18.110	3,962
	2014	$18.110	$19.675	1,372
	2015	$19.675	$17.850	1,256
	2016	$17.850	$20.144	1,047
Putnam VT Growth Opportunities Fund - Class IB
	2016	10.000	10.051	21,887

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT International Equity Fund - Class IB
	2007	$19.873	$21.126	184,580
	2008	$21.126	$11.617	125,470
	2009	$11.617	$14.205	96,892
	2010	$14.205	$15.334	75,588
	2011	$15.334	$12.497	52,125
	2012	$12.497	$14.947	40,126
	2013	$14.947	$18.781	29,528
	2014	$18.781	$17.177	23,593
	2015	$17.177	$16.876	18,928
	2016	$16.876	$16.152	16,399
Putnam VT Investors Fund - Class IB
	2007	$16.003	$14.888	180
	2008	$14.888	$8.830	164
	2009	$8.830	$11.333	145
	2010	$11.333	$12.667	0
	2011	$12.667	$12.433	0
	2012	$12.433	$14.250	0
	2013	$14.250	$18.892	0
	2014	$18.892	$21.114	0
	2015	$21.114	$20.264	0
	2016	$20.264	$22.278	0
Putnam VT New Value Fund - Class IB
	2007	$12.411	$11.580	243,127
	2008	$11.580	$6.276	177,191
	2009	$6.276	$5.907	0
Putnam VT Voyager Fund - Class IB
	2007	$12.938	$13.393	122,742
	2008	$13.393	$8.274	69,258
	2009	$8.274	$13.304	51,466
	2010	$13.304	$15.768	38,876
	2011	$15.768	$12.709	29,357
	2012	$12.709	$14.242	23,484
	2013	$14.242	$20.083	16,941
	2014	$20.083	$21.619	13,402
	2015	$21.619	$19.913	11,975
	2016	$19.913	$19.941	0
UIF Emerging Markets Debt Portfolio, Class II
	2007	$14.562	$15.199	49,319
	2008	$15.199	$12.678	29,056
	2009	$12.678	$16.184	25,791
	2010	$16.184	$17.425	22,346
	2011	$17.425	$18.274	12,011
	2012	$18.274	$21.132	13,479
	2013	$21.132	$18.917	5,871
	2014	$18.917	$19.096	3,271
	2015	$19.096	$18.515	2,642
	2016	$18.515	$20.088	2,105

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class II
	2007	$31.656	$43.620	76,469
	2008	$43.620	$18.511	57,233
	2009	$18.511	$30.897	50,423
	2010	$30.897	$36.057	45,150
	2011	$36.057	$28.925	31,041
	2012	$28.925	$34.007	25,700
	2013	$34.007	$32.996	19,692
	2014	$32.996	$30.898	13,915
	2015	$30.898	$27.068	11,019
	2016	$27.068	$28.316	9,664
UIF Global Franchise Portfolio, Class II
	2007	$17.681	$19.041	449,336
	2008	$19.041	$13.275	312,974
	2009	$13.275	$16.874	255,229
	2010	$16.874	$18.881	191,390
	2011	$18.881	$20.201	136,769
	2012	$20.201	$22.909	125,343
	2013	$22.909	$26.895	101,094
	2014	$26.895	$27.577	94,584
	2015	$27.577	$28.733	79,287
	2016	$28.733	$29.720	63,861
UIF Global Infrastructure - Class II
	2014	$10.000	$28.888	10,702
	2015	$28.888	$24.407	6,980
	2016	$24.407	$27.531	4,920
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$16.328	24,728
	2014	$16.328	$16.339	21,917
	2015	$16.339	$14.983	18,782
	2016	$14.983	$15.508	16,752
UIF Growth Portfolio, Class II
	2007	$14.191	$16.938	44,609
	2008	$16.938	$8.417	39,332
	2009	$8.417	$13.638	37,241
	2010	$13.638	$16.405	31,107
	2011	$16.405	$15.606	13,393
	2012	$15.606	$17.463	12,516
	2013	$17.463	$25.309	6,550
	2014	$25.309	$26.343	5,882
	2015	$26.343	$28.938	5,354
	2016	$28.938	$27.847	5,398
UIF Mid Cap Growth Portfolio, Class II
	2007	$19.185	$23.077	134,283
	2008	$23.077	$12.041	104,828
	2009	$12.041	$18.590	88,186
	2010	$18.590	$24.125	64,241
	2011	$24.125	$21.971	47,755
	2012	$21.971	$23.385	39,734
	2013	$23.385	$31.543	31,787
	2014	$31.543	$31.517	26,460
	2015	$31.517	$29.069	22,938
	2016	$29.069	$25.999	20,361

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Small Company Growth Portfolio, Class II
	2007	$19.240	$19.433	54,417
	2008	$19.433	$11.356	45,892
	2009	$11.356	$16.338	39,724
	2010	$16.338	$20.287	34,298
	2011	$20.287	$18.170	28,517
	2012	$18.170	$20.447	25,271
	2013	$20.447	$34.371	18,454
	2014	$34.371	$29.046	16,011
	2015	$29.046	$25.706	12,019
	2016	$25.706	$26.645	10,163
UIF U.S. Real Estate Portfolio, Class II
	2007	$26.303	$21.346	142,482
	2008	$21.346	$12.972	105,121
	2009	$12.972	$16.353	91,139
	2010	$16.353	$20.781	70,037
	2011	$20.781	$21.544	55,184
	2012	$21.544	$24.438	45,132
	2013	$24.438	$24.396	29,676
	2014	$24.396	$30.978	21,460
	2015	$30.978	$30.977	17,341
	2016	$30.977	$32.383	15,057
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*
With the Earnings Protection Death Benefit Option (age 0-70)
Mortality & Expense = 1.75

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$15.733	$16.176	1,206
	2008	$16.176	$9.407	1,181
	2009	$9.407	$11.101	518
	2010	$11.101	$12.279	480
	2011	$12.279	$12.772	336
	2012	$12.772	$14.684	114
	2013	$14.684	$19.380	17
	2014	$19.380	$20.770	9
	2015	$20.770	$20.657	8
	2016	$20.657	$22.500	8
AB VPS Growth Portfolio - Class B
	2007	$14.794	$16.343	7,413
	2008	$16.343	$9.199	2,050
	2009	$9.199	$11.985	1,846
	2010	$11.985	$13.492	1,833
	2011	$13.492	$13.359	897
	2012	$13.359	$14.878	82
	2013	$14.878	$19.510	82
	2014	$19.510	$21.611	0
	2015	$21.611	$23.061	0
	2016	$23.061	$22.808	0
AB VPS International Value Portfolio - Class B
	2007	$15.701	$16.254	24,370
	2008	$16.254	$7.446	22,716
	2009	$7.446	$9.810	19,051
	2010	$9.810	$10.034	16,409
	2011	$10.034	$7.927	17,052
	2012	$7.927	$8.876	15,346
	2013	$8.876	$10.682	13,534
	2014	$10.682	$9.798	12,154
	2015	$9.798	$9.838	9,537
	2016	$9.838	$9.571	9,351
AB VPS Large Cap Growth Portfolio - Class B
	2007	$13.361	$14.884	2,924
	2008	$14.884	$8.783	2,906
	2009	$8.783	$11.809	2,880
	2010	$11.809	$12.718	2,857
	2011	$12.718	$12.064	2,837
	2012	$12.064	$13.736	2,816
	2013	$13.736	$18.454	2,707
	2014	$18.454	$20.600	2,590
	2015	$20.600	$22.393	2,467
	2016	$22.393	$22.477	2,351

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Small/Mid Cap Value Portfolio - Class B
	2007	$18.572	$18.488	6,510
	2008	$18.488	$11.648	1,911
	2009	$11.648	$16.294	1,265
	2010	$16.294	$20.227	1,055
	2011	$20.227	$18.125	962
	2012	$18.125	$21.055	880
	2013	$21.055	$28.417	812
	2014	$28.417	$30.359	408
	2015	$30.359	$28.075	408
	2016	$28.075	$34.358	407
AB VPS Value Portfolio - Class B
	2007	$12.711	$11.944	6,544
	2008	$11.944	$6.908	6,755
	2009	$6.908	$8.199	5,302
	2010	$8.199	$8.958	4,749
	2011	$8.958	$8.453	568
	2012	$8.453	$9.577	564
	2013	$9.577	$12.818	561
	2014	$12.818	$13.924	0
	2015	$13.924	$12.675	0
	2016	$12.675	$13.833	0
AllianceBernstein VPS Utility Income Portfolio - Class B
	2007	$13.237	$15.839	2,138
	2008	$15.839	$9.823	2,215
	2009	$9.823	$10.591	0
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2007	$12.965	$14.912	19,172
	2008	$14.912	$8.380	18,125
	2009	$8.380	$11.131	17,474
	2010	$11.131	$12.763	14,987
	2011	$12.763	$12.168	11,659
	2012	$12.168	$13.857	10,859
	2013	$13.857	$17.794	10,687
	2014	$17.794	$19.483	9,429
	2015	$19.483	$19.184	9,247
	2016	$19.184	$20.267	9,181
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2007	$10.189	$10.486	1,763
	2008	$10.486	$10.567	22,258
	2009	$10.567	$10.411	23,957
	2010	$10.411	$10.217	19,411
	2011	$10.217	$10.020	16,563
	2012	$10.020	$9.826	12,920
	2013	$9.826	$9.636	9,644
	2014	$9.636	$9.450	8,963
	2015	$9.450	$9.268	10,711
	2016	$9.268	$9.090	12,679

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth & Income Portfolio - Service Class 2
	2007	$12.246	$13.431	9,832
	2008	$13.431	$7.652	10,098
	2009	$7.652	$9.531	9,053
	2010	$9.531	$10.705	5,315
	2011	$10.705	$10.641	4,683
	2012	$10.641	$12.338	3,565
	2013	$12.338	$16.121	2,876
	2014	$16.121	$17.425	2,141
	2015	$17.425	$16.654	1,297
	2016	$16.654	$18.913	1,089
Fidelity VIP High Income Portfolio - Service Class 2
	2007	$11.380	$11.441	4,145
	2008	$11.441	$8.399	3,933
	2009	$8.399	$11.815	2,256
	2010	$11.815	$13.171	1,904
	2011	$13.171	$13.396	927
	2012	$13.396	$14.970	892
	2013	$14.970	$15.516	918
	2014	$15.516	$15.353	849
	2015	$15.353	$14.473	403
	2016	$14.473	$16.204	401
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2007	$13.318	$15.062	4,715
	2008	$15.062	$8.919	4,612
	2009	$8.919	$12.223	4,351
	2010	$12.223	$15.411	2,254
	2011	$15.411	$13.473	912
	2012	$13.473	$15.134	355
	2013	$15.134	$20.164	341
	2014	$20.164	$20.966	114
	2015	$20.966	$20.224	0
	2016	$20.224	$22.198	0
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
	2007	$11.481	$12.869	6,539
	2008	$12.869	$8.163	5,995
	2009	$8.163	$10.644	5,383
	2010	$10.644	$12.128	4,090
	2011	$12.128	$11.322	3,694
	2012	$11.322	$12.130	3,442
	2013	$12.130	$16.353	2,509
	2014	$16.353	$17.015	2,156
	2015	$17.015	$17.413	1,322
	2016	$17.413	$16.583	1,324
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.594	$11.677	4,146
	2008	$11.677	$8.773	2,638
	2009	$8.773	$12.276	580
	2010	$12.276	$13.634	569
	2011	$13.634	$13.980	552
	2012	$13.980	$15.842	216
	2013	$15.842	$16.750	242
	2014	$16.750	$16.421	0
	2015	$16.421	$14.634	0
	2016	$14.634	$16.783	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$12.956	$13.180	32,717
	2008	$13.180	$9.091	15,765
	2009	$9.091	$12.088	15,063
	2010	$12.088	$13.356	11,345
	2011	$13.356	$13.410	5,014
	2012	$13.410	$14.813	4,356
	2013	$14.813	$16.551	3,955
	2014	$16.551	$16.979	3,340
	2015	$16.979	$15.475	3,270
	2016	$15.475	$17.304	3,184
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2007	$13.702	$15.027	7,404
	2008	$15.027	$10.542	7,368
	2009	$10.542	$12.748	7,139
	2010	$12.748	$13.996	7,252
	2011	$13.996	$13.319	7,206
	2012	$13.319	$14.804	7,154
	2013	$14.804	$18.526	7,088
	2014	$18.526	$19.204	7,045
	2015	$19.204	$18.144	6,898
	2016	$18.144	$19.959	6,865
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.751	$13.952	14,443
	2008	$13.952	$8.604	12,100
	2009	$8.604	$10.635	9,004
	2010	$10.635	$11.596	7,828
	2011	$11.596	$11.253	5,573
	2012	$11.253	$12.606	4,681
	2013	$12.606	$15.855	3,989
	2014	$15.855	$16.655	3,775
	2015	$16.655	$15.526	3,731
	2016	$15.526	$17.670	2,626
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.787	$16.739	15,067
	2008	$16.739	$9.786	12,775
	2009	$9.786	$13.151	10,774
	2010	$13.151	$13.980	9,907
	2011	$13.980	$12.252	5,968
	2012	$12.252	$14.204	4,953
	2013	$14.204	$17.128	4,416
	2014	$17.128	$14.926	2,601
	2015	$14.926	$13.686	2,311
	2016	$13.686	$14.384	2,045
Goldman Sachs VIT Large Cap Value Fund - Institutional
	2007	$12.626	$12.412	3,227
	2008	$12.412	$8.067	2,165
	2009	$8.067	$9.360	748
	2010	$9.360	$10.206	552
	2011	$10.206	$9.303	566
	2012	$9.303	$10.867	454
	2013	$10.867	$14.198	429
	2014	$14.198	$15.723	246
	2015	$15.723	$14.738	214
	2016	$14.738	$16.127	212

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2007	$12.930	$13.015	2,333
	2008	$13.015	$8.076	1,273
	2009	$8.076	$10.545	1,265
	2010	$10.545	$12.926	836
	2011	$12.926	$11.868	832
	2012	$11.868	$13.786	0
	2013	$13.786	$17.966	0
	2014	$17.966	$20.008	0
	2015	$20.008	$17.806	0
	2016	$17.806	$19.824	0
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional
	2007	$12.460	$10.175	12,959
	2008	$10.175	$6.601	11,837
	2009	$6.601	$8.264	10,406
	2010	$8.264	$10.545	9,997
	2011	$10.545	$10.410	8,557
	2012	$10.410	$11.518	7,802
	2013	$11.518	$15.318	7,679
	2014	$15.318	$16.061	7,263
	2015	$16.061	$15.415	7,199
	2016	$15.415	$18.624	7,155
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
	2007	$12.450	$11.920	14,516
	2008	$11.920	$7.418	9,143
	2009	$7.418	$8.812	7,857
	2010	$8.812	$9.751	6,186
	2011	$9.751	$9.949	3,984
	2012	$9.949	$11.166	3,394
	2013	$11.166	$15.058	2,550
	2014	$15.058	$17.182	1,733
	2015	$17.182	$16.816	997
	2016	$16.816	$18.261	868
Invesco V.I. American Franchise Fund - Series II
	2007	$13.127	$15.013	4,988
	2008	$15.013	$7.491	3,454
	2009	$7.491	$12.167	3,169
	2010	$12.167	$14.266	2,355
	2011	$14.266	$13.096	409
	2012	$13.096	$14.561	404
	2013	$14.561	$19.961	320
	2014	$19.961	$21.173	105
	2015	$21.173	$21.748	0
	2016	$21.748	$21.758	0
Invesco V.I. American Value Fund - Series II
	2007	$19.504	$20.604	9,423
	2008	$20.604	$11.835	8,638
	2009	$11.835	$16.150	5,659
	2010	$16.150	$19.350	4,141
	2011	$19.350	$19.132	3,119
	2012	$19.132	$21.964	2,555
	2013	$21.964	$28.846	2,002
	2014	$28.846	$30.968	1,355
	2015	$30.968	$27.525	901
	2016	$27.525	$31.100	691

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Capital Appreciation - Series II
	2007	$14.103	$15.451	395
	2008	$15.451	$8.692	220
	2009	$8.692	$10.290	165
	2010	$10.290	$11.625	163
	2011	$11.625	$10.474	122
	2012	$10.474	$12.004	0
Invesco V.I. Comstock Fund - Series II
	2007	$16.684	$15.977	42,999
	2008	$15.977	$10.058	33,381
	2009	$10.058	$12.665	28,166
	2010	$12.665	$14.368	21,337
	2011	$14.368	$13.793	13,345
	2012	$13.793	$16.084	9,772
	2013	$16.084	$21.396	8,075
	2014	$21.396	$22.890	6,902
	2015	$22.890	$21.056	6,041
	2016	$21.056	$24.156	4,741
Invesco V.I. Core Equity Fund - Series II
	2007	$10.756	$11.378	2,337
	2008	$11.378	$7.774	2,328
	2009	$7.774	$9.756	1,297
	2010	$9.756	$10.452	593
	2011	$10.452	$10.219	600
	2012	$10.219	$11.385	602
	2013	$11.385	$14.394	566
	2014	$14.394	$15.223	0
	2015	$15.223	$14.031	0
	2016	$14.031	$15.138	0
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$14.544	$14.816	2,817
	2008	$14.816	$9.232	2,245
	2009	$9.232	$11.219	1,470
	2010	$11.219	$12.124	968
	2011	$12.124	$11.882	853
	2012	$11.882	$13.791	823
	2013	$13.791	$17.685	717
	2014	$17.685	$19.515	151
	2015	$19.515	$19.484	150
	2016	$19.484	$21.885	149
Invesco V.I. Equity and Income Fund - Series II
	2007	$14.710	$14.907	26,834
	2008	$14.907	$11.303	14,104
	2009	$11.303	$13.576	12,903
	2010	$13.576	$14.914	9,788
	2011	$14.914	$14.435	4,658
	2012	$14.435	$15.908	2,621
	2013	$15.908	$19.482	1,969
	2014	$19.482	$20.779	1,297
	2015	$20.779	$19.849	1,083
	2016	$19.849	$22.352	959

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$11.855	2,962
	2012	$11.855	$13.184	2,938
	2013	$13.184	$15.805	2,785
	2014	$15.805	$15.573	2,662
	2015	$15.573	$15.019	2,539
	2016	$15.019	$15.687	2,423
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$18.027	$18.871	4,791
	2008	$18.871	$10.901	4,321
	2009	$10.901	$12.412	3,580
	2010	$12.412	$13.618	3,093
	2011	$13.618	$14.666	0
Invesco V.I. Growth and Income Fund - Series II
	2007	$16.937	$17.026	12,024
	2008	$17.026	$11.318	7,694
	2009	$11.318	$13.774	5,371
	2010	$13.774	$15.154	4,831
	2011	$15.154	$14.524	3,769
	2012	$14.524	$16.285	3,274
	2013	$16.285	$21.362	2,931
	2014	$21.362	$23.035	2,260
	2015	$23.035	$21.839	2,075
	2016	$21.839	$25.578	1,993
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$18.296	434
	2014	$18.296	$18.225	185
	2015	$18.225	$17.269	143
	2016	$17.269	$18.769	101
Invesco V.I. High Yield Securities Fund - Series II
	2007	$12.951	$13.194	1,435
	2008	$13.194	$9.936	1,090
	2009	$9.936	$14.057	1,231
	2010	$14.057	$15.157	1,076
	2011	$15.157	$15.109	693
	2012	$15.109	$17.557	586
	2013	$17.557	$18.082	0
Invesco V.I. Income Builder Fund - Series II
	2007	$14.747	$14.873	4,502
	2008	$14.873	$10.728	730
	2009	$10.728	$13.139	723
	2010	$13.139	$14.448	0
	2011	$14.448	$15.352	0
Invesco V.I. International Growth Fund - Series II
	2011	$10.000	$7.974	6,399
	2012	$7.974	$9.012	5,624
	2013	$9.012	$10.492	4,692
	2014	$10.492	$10.297	4,263
	2015	$10.297	$9.833	2,926
	2016	$9.833	$9.576	2,846

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2007	$12.340	$13.222	817
	2008	$13.222	$9.247	817
	2009	$9.247	$11.775	817
	2010	$11.775	$13.137	556
	2011	$13.137	$12.045	189
	2012	$12.045	$13.065	188
	2013	$13.065	$16.458	160
	2014	$16.458	$16.812	155
	2015	$16.812	$15.780	154
	2016	$15.780	$17.512	146
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$16.177	$18.653	300
	2008	$18.653	$9.724	243
	2009	$9.724	$14.911	192
	2010	$14.911	$18.610	190
	2011	$18.610	$16.542	65
	2012	$16.542	$18.106	30
	2013	$18.106	$24.254	0
	2014	$24.254	$25.612	0
	2015	$25.612	$25.377	0
	2016	$25.377	$25.029	0
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$15.093	$15.539	21,181
	2008	$15.539	$9.559	17,121
	2009	$9.559	$11.816	14,236
	2010	$11.816	$13.277	12,238
	2011	$13.277	$13.220	11,417
	2012	$13.220	$14.974	10,554
	2013	$14.974	$19.317	9,586
	2014	$19.317	$21.396	8,240
	2015	$21.396	$21.144	7,372
	2016	$21.144	$23.057	7,183
Invesco V.I. Value Opportunities Fund - Series II
	2007	$16.012	$15.914	5,058
	2008	$15.914	$7.505	4,872
	2009	$7.505	$10.873	2,600
	2010	$10.873	$11.402	2,235
	2011	$11.402	$10.802	1,828
	2012	$10.802	$12.462	1,307
	2013	$12.462	$16.286	937
	2014	$16.286	$16.990	713
	2015	$16.990	$14.885	498
	2016	$14.885	$17.213	267
Invesco Van Kampen V.I. International Growth Equity Fund - Series II
	2007	$10.713	$12.002	9,040
	2008	$12.002	$6.058	10,237
	2009	$6.058	$8.112	9,141
	2010	$8.112	$8.741	7,002
	2011	$8.741	$9.509	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$17.833	$20.990	0
	2008	$20.990	$13.698	0
	2009	$13.698	$15.962	0
	2010	$15.962	$16.708	0
	2011	$16.708	$18.977	0
	2012	$18.977	$22.039	0
	2013	$22.039	$25.403	0
	2014	$25.403	$26.836	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$17.067	$19.978	1,696
	2008	$19.978	$9.990	1,696
	2009	$9.990	$16.562	1,696
	2010	$16.562	$20.420	780
	2011	$20.420	$18.504	0
	2012	$18.504	$20.251	0
	2013	$20.251	$21.464	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$18.861	$21.330	302
	2008	$21.330	$11.955	245
	2009	$11.955	$14.936	193
	2010	$14.936	$15.666	191
	2011	$15.666	$13.849	65
	2012	$13.849	$16.046	30
	2013	$16.046	$20.015	0
	2014	$20.015	$17.788	0
	2015	$17.788	$16.502	0
	2016	$16.502	$15.738	0
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$16.737	$19.148	0
	2008	$19.148	$10.522	0
	2009	$10.522	$10.040	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$11.044	$11.450	42,350
	2008	$11.450	$10.204	22,941
	2009	$10.204	$12.237	11,988
	2010	$12.237	$13.081	9,627
	2011	$13.081	$13.433	8,754
	2012	$13.433	$14.992	6,160
	2013	$14.992	$14.821	6,162
	2014	$14.821	$15.609	5,330
	2015	$15.609	$14.965	3,753
	2016	$14.965	$15.657	1,505
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$10.049	$10.128	11,074
	2008	$10.128	$8.420	7,739
	2009	$8.420	$8.716	6,489
	2010	$8.716	$8.737	4,630
	2011	$8.737	$8.778	3,771
	2012	$8.778	$8.869	3,765
	2013	$8.869	$8.706	3,759
	2014	$8.706	$8.608	3,449
	2015	$8.608	$8.414	3,446
	2016	$8.414	$8.648	3,443

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$10.043	$10.307	18,287
	2008	$10.307	$10.329	40,239
	2009	$10.329	$10.130	9,194
	2010	$10.130	$9.934	8,465
	2011	$9.934	$9.743	6,744
	2012	$9.743	$9.554	6,227
	2013	$9.554	$9.370	6,173
	2014	$9.370	$9.189	4,899
	2015	$9.189	$9.012	4,555
	2016	$9.012	$8.954	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$15.155	$17.718	5,810
	2008	$17.718	$9.078	6,027
	2009	$9.078	$15.210	4,486
	2010	$15.210	$19.006	4,367
	2011	$19.006	$17.339	4,246
	2012	$17.339	$19.059	3,923
	2013	$19.059	$28.103	3,774
	2014	$28.103	$29.058	3,761
	2015	$29.058	$30.870	3,747
	2016	$30.870	$29.169	3,733
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$15.428	$16.393	7,587
	2008	$16.393	$12.185	2,286
	2009	$12.185	$14.271	784
	2010	$14.271	$14.904	276
	2011	$14.904	$13.427	245
	2012	$13.427	$14.045	178
	2013	$14.045	$14.933	0
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
	2007	$9.475	$11.440	3,104
	2008	$11.440	$6.298	3,027
	2009	$6.298	$8.746	2,819
	2010	$8.746	$10.656	2,880
	2011	$10.656	$9.662	2,829
	2012	$9.662	$9.959	2,662
	2013	$9.959	$8.329	2,644
	2014	$8.329	$6.646	2,662
	2015	$6.646	$4.845	2,756
	2016	$4.845	$5.458	2,688
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
	2007	$10.685	$11.077	410
	2008	$11.077	$9.269	0
	2009	$9.269	$11.857	0
	2010	$11.857	$13.029	0
	2011	$13.029	$13.571	0
	2012	$13.571	$15.670	0
	2013	$15.670	$14.284	0
	2014	$14.284	$14.203	0
	2015	$14.203	$13.602	0
	2016	$13.602	$15.099	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Real Return Portfolio - Advisor Shares
	2007	$10.101	$10.951	7,192
	2008	$10.951	$9.973	567
	2009	$9.973	$11.567	1,559
	2010	$11.567	$12.250	1,416
	2011	$12.250	$13.403	736
	2012	$13.403	$14.278	617
	2013	$14.278	$12.698	512
	2014	$12.698	$12.824	415
	2015	$12.824	$12.222	320
	2016	$12.222	$12.596	224
PIMCO Total Return Portfolio - Advisor Shares
	2007	$10.283	$10.955	18,937
	2008	$10.955	$11.249	9,478
	2009	$11.249	$12.571	9,713
	2010	$12.571	$13.315	8,389
	2011	$13.315	$13.515	5,846
	2012	$13.515	$14.510	5,468
	2013	$14.510	$13.936	5,576
	2014	$13.936	$14.236	5,042
	2015	$14.236	$14.008	2,720
	2016	$14.008	$14.091	2,594
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$7.941	9,076
	2010	$7.941	$8.769	6,522
	2011	$8.769	$8.765	5,090
	2012	$8.765	$10.253	3,557
	2013	$10.253	$13.314	2,237
	2014	$13.314	$14.708	1,451
	2015	$14.708	$13.984	876
	2016	$13.984	$15.585	743
Putnam VT George Putnam Balanced Fund - Class IB
	2007	$13.412	$13.276	3,690
	2008	$13.276	$7.717	2,697
	2009	$7.717	$9.506	3,813
	2010	$9.506	$10.331	2,707
	2011	$10.331	$10.412	1,815
	2012	$10.412	$11.489	1,609
	2013	$11.489	$13.305	1,439
	2014	$13.305	$14.440	873
	2015	$14.440	$13.999	700
	2016	$13.999	$14.828	537
Putnam VT Growth and Income Fund - Class IB
	2007	$15.674	$14.440	0
	2008	$14.440	$8.680	0
	2009	$8.680	$11.049	0
	2010	$11.049	$12.393	0
	2011	$12.393	$11.589	0
	2012	$11.589	$13.538	0
	2013	$13.538	$18.012	0
	2014	$18.012	$19.558	0
	2015	$19.558	$17.735	0
	2016	$17.735	$20.004	0
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.051	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT International Equity Fund - Class IB
	2007	$19.836	$21.076	3,834
	2008	$21.076	$11.583	3,647
	2009	$11.583	$14.157	3,309
	2010	$14.157	$15.274	3,089
	2011	$15.274	$12.442	2,897
	2012	$12.442	$14.873	2,624
	2013	$14.873	$18.679	2,386
	2014	$18.679	$17.075	2,322
	2015	$17.075	$16.767	2,255
	2016	$16.767	$16.040	2,192
Putnam VT Investors Fund - Class IB
	2007	$15.973	$14.852	0
	2008	$14.852	$8.804	0
	2009	$8.804	$11.294	0
	2010	$11.294	$12.617	0
	2011	$12.617	$12.378	0
	2012	$12.378	$14.180	0
	2013	$14.180	$18.789	0
	2014	$18.789	$20.988	0
	2015	$20.988	$20.133	0
	2016	$20.133	$22.123	0
Putnam VT New Value Fund - Class IB
	2007	$12.400	$11.564	12,415
	2008	$11.564	$6.264	11,914
	2009	$6.264	$5.895	0
Putnam VT Voyager Fund - Class IB
	2007	$12.914	$13.361	3,271
	2008	$13.361	$8.250	3,247
	2009	$8.250	$13.259	2,909
	2010	$13.259	$15.706	2,625
	2011	$15.706	$12.653	0
	2012	$12.653	$14.172	0
	2013	$14.172	$19.974	0
	2014	$19.974	$21.490	0
	2015	$21.490	$19.785	0
	2016	$19.785	$19.804	0
UIF Emerging Markets Debt Portfolio, Class II
	2007	$14.535	$15.163	2,816
	2008	$15.163	$12.642	1,462
	2009	$12.642	$16.129	1,371
	2010	$16.129	$17.357	1,330
	2011	$17.357	$18.193	971
	2012	$18.193	$21.029	935
	2013	$21.029	$18.815	1,090
	2014	$18.815	$18.983	601
	2015	$18.983	$18.396	592
	2016	$18.396	$19.949	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class II
	2007	$31.597	$43.517	6,728
	2008	$43.517	$18.458	4,295
	2009	$18.458	$30.792	3,978
	2010	$30.792	$35.916	3,765
	2011	$35.916	$28.797	3,509
	2012	$28.797	$33.839	3,354
	2013	$33.839	$32.817	3,304
	2014	$32.817	$30.715	3,167
	2015	$30.715	$26.893	3,075
	2016	$26.893	$28.120	3,028
UIF Global Franchise Portfolio, Class II
	2007	$17.648	$18.996	23,809
	2008	$18.996	$13.236	12,389
	2009	$13.236	$16.817	10,612
	2010	$16.817	$18.807	7,930
	2011	$18.807	$20.112	2,927
	2012	$20.112	$22.796	1,070
	2013	$22.796	$26.749	980
	2014	$26.749	$27.413	575
	2015	$27.413	$28.549	431
	2016	$28.549	$29.514	382
UIF Global Infrastructure - Class II
	2014	$10.000	$28.717	0
	2015	$28.717	$24.250	0
	2016	$24.250	$27.340	0
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$16.239	115
	2014	$16.239	$16.242	0
	2015	$16.242	$14.887	0
	2016	$14.887	$15.401	0
UIF Growth Portfolio, Class II
	2007	$14.165	$16.898	0
	2008	$16.898	$8.393	0
	2009	$8.393	$13.591	0
	2010	$13.591	$16.341	0
	2011	$16.341	$15.538	0
	2012	$15.538	$17.377	0
	2013	$17.377	$25.172	0
	2014	$25.172	$26.186	0
	2015	$26.186	$28.752	0
	2016	$28.752	$27.653	0
UIF Mid Cap Growth Portfolio, Class II
	2007	$19.150	$23.022	11,082
	2008	$23.022	$12.006	9,526
	2009	$12.006	$18.527	7,711
	2010	$18.527	$24.031	6,656
	2011	$24.031	$21.874	6,294
	2012	$21.874	$23.270	6,079
	2013	$23.270	$31.372	5,654
	2014	$31.372	$31.330	5,370
	2015	$31.330	$28.882	5,146
	2016	$28.882	$25.818	5,152

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Small Company Growth Portfolio, Class II
	2007	$19.204	$19.387	0
	2008	$19.387	$11.323	0
	2009	$11.323	$16.283	0
	2010	$16.283	$20.208	0
	2011	$20.208	$18.090	0
	2012	$18.090	$20.347	0
	2013	$20.347	$34.184	0
	2014	$34.184	$28.874	0
	2015	$28.874	$25.541	0
	2016	$25.541	$26.460	0
UIF U.S. Real Estate Portfolio, Class II
	2007	$26.253	$21.295	8,082
	2008	$21.295	$12.934	7,227
	2009	$12.934	$16.297	6,253
	2010	$16.297	$20.700	5,535
	2011	$20.700	$21.449	4,615
	2012	$21.449	$24.317	4,334
	2013	$24.317	$24.263	4,310
	2014	$24.263	$30.794	3,655
	2015	$30.794	$30.777	3,562
	2016	$30.777	$32.158	3,138
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*
With the Enhanced Beneficiary Protection (Annual Increase) Option
Mortality & Expense = 1.8

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$15.703	$16.137	29,914
	2008	$16.137	$9.379	14,255
	2009	$9.379	$11.063	13,326
	2010	$11.063	$12.231	12,172
	2011	$12.231	$12.716	9,149
	2012	$12.716	$14.611	7,579
	2013	$14.611	$19.275	5,881
	2014	$19.275	$20.646	5,447
	2015	$20.646	$20.524	5,401
	2016	$20.524	$22.344	5,362
AB VPS Growth Portfolio - Class B
	2007	$14.767	$16.304	31,765
	2008	$16.304	$9.172	24,971
	2009	$9.172	$11.945	20,158
	2010	$11.945	$13.439	17,466
	2011	$13.439	$13.300	15,561
	2012	$13.300	$14.805	14,115
	2013	$14.805	$19.404	13,298
	2014	$19.404	$21.483	11,689
	2015	$21.483	$22.913	7,992
	2016	$22.913	$22.649	7,710
AB VPS International Value Portfolio - Class B
	2007	$15.688	$16.232	54,493
	2008	$16.232	$7.432	61,451
	2009	$7.432	$9.787	48,105
	2010	$9.787	$10.005	45,129
	2011	$10.005	$7.900	45,956
	2012	$7.900	$8.841	38,914
	2013	$8.841	$10.635	24,700
	2014	$10.635	$9.750	22,281
	2015	$9.750	$9.785	15,865
	2016	$9.785	$9.514	14,860
AB VPS Large Cap Growth Portfolio - Class B
	2007	$13.336	$14.849	3,282
	2008	$14.849	$8.758	2,560
	2009	$8.758	$11.768	2,481
	2010	$11.768	$12.668	2,256
	2011	$12.668	$12.010	2,234
	2012	$12.010	$13.669	2,209
	2013	$13.669	$18.354	2,077
	2014	$18.354	$20.478	1,753
	2015	$20.478	$22.249	1,603
	2016	$22.249	$22.321	1,581

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Small/Mid Cap Value Portfolio - Class B
	2007	$18.537	$18.444	35,249
	2008	$18.444	$11.614	25,229
	2009	$11.614	$16.239	21,301
	2010	$16.239	$20.148	19,925
	2011	$20.148	$18.045	19,245
	2012	$18.045	$20.952	17,319
	2013	$20.952	$28.263	16,522
	2014	$28.263	$30.179	9,637
	2015	$30.179	$27.894	8,585
	2016	$27.894	$34.119	8,337
AB VPS Value Portfolio - Class B
	2007	$12.700	$11.927	1,546
	2008	$11.927	$6.895	1,664
	2009	$6.895	$8.180	1,285
	2010	$8.180	$8.932	1,191
	2011	$8.932	$8.424	1,136
	2012	$8.424	$9.540	1,039
	2013	$9.540	$12.762	649
	2014	$12.762	$13.855	574
	2015	$13.855	$12.606	161
	2016	$12.606	$13.751	103
AllianceBernstein VPS Utility Income Portfolio - Class B
	2007	$13.225	$15.818	8,306
	2008	$15.818	$9.805	4,371
	2009	$9.805	$10.567	0
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2007	$12.954	$14.891	80,558
	2008	$14.891	$8.364	75,556
	2009	$8.364	$11.105	54,404
	2010	$11.105	$12.726	50,618
	2011	$12.726	$12.126	45,864
	2012	$12.126	$13.803	40,513
	2013	$13.803	$17.716	35,039
	2014	$17.716	$19.387	27,933
	2015	$19.387	$19.080	24,701
	2016	$19.080	$20.147	22,561
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2007	$10.186	$10.477	3,067
	2008	$10.477	$10.553	3,768
	2009	$10.553	$10.392	5,789
	2010	$10.392	$10.192	6,670
	2011	$10.192	$9.991	6,459
	2012	$9.991	$9.793	17,060
	2013	$9.793	$9.599	5,645
	2014	$9.599	$9.409	3,238
	2015	$9.409	$9.222	10,451
	2016	$9.222	$9.041	21,240

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth & Income Portfolio - Service Class 2
	2007	$12.236	$13.413	26,089
	2008	$13.413	$7.638	28,463
	2009	$7.638	$9.508	19,944
	2010	$9.508	$10.674	16,986
	2011	$10.674	$10.605	14,485
	2012	$10.605	$12.290	12,750
	2013	$12.290	$16.050	9,510
	2014	$16.050	$17.340	4,135
	2015	$17.340	$16.563	3,123
	2016	$16.563	$18.801	2,665
Fidelity VIP High Income Portfolio - Service Class 2
	2007	$11.370	$11.426	24,573
	2008	$11.426	$8.383	19,296
	2009	$8.383	$11.787	11,403
	2010	$11.787	$13.133	9,275
	2011	$13.133	$13.350	8,418
	2012	$13.350	$14.912	7,203
	2013	$14.912	$15.448	6,303
	2014	$15.448	$15.277	5,603
	2015	$15.277	$14.395	3,538
	2016	$14.395	$16.108	3,168
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2007	$13.307	$15.041	32,578
	2008	$15.041	$8.903	30,756
	2009	$8.903	$12.194	15,538
	2010	$12.194	$15.367	15,869
	2011	$15.367	$13.427	15,093
	2012	$13.427	$15.075	11,402
	2013	$15.075	$20.075	8,461
	2014	$20.075	$20.863	7,275
	2015	$20.863	$20.114	5,582
	2016	$20.114	$22.066	5,371
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
	2007	$11.471	$12.852	6,087
	2008	$12.852	$8.148	6,167
	2009	$8.148	$10.618	5,598
	2010	$10.618	$12.093	5,243
	2011	$12.093	$11.283	5,091
	2012	$11.283	$12.083	5,002
	2013	$12.083	$16.281	4,686
	2014	$16.281	$16.931	3,499
	2015	$16.931	$17.319	2,644
	2016	$17.319	$16.485	2,283
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.578	$11.655	14,283
	2008	$11.655	$8.752	7,368
	2009	$8.752	$12.241	6,338
	2010	$12.241	$13.588	7,370
	2011	$13.588	$13.926	5,003
	2012	$13.926	$15.772	1,642
	2013	$15.772	$16.668	1,605
	2014	$16.668	$16.332	1,605
	2015	$16.332	$14.547	1,628
	2016	$14.547	$16.675	1,400

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$12.938	$13.155	193,817
	2008	$13.155	$9.070	85,976
	2009	$9.070	$12.054	59,970
	2010	$12.054	$13.311	54,618
	2011	$13.311	$13.358	50,541
	2012	$13.358	$14.748	47,736
	2013	$14.748	$16.469	33,606
	2014	$16.469	$16.887	31,858
	2015	$16.887	$15.383	30,310
	2016	$15.383	$17.192	26,675
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2007	$13.690	$15.006	14,659
	2008	$15.006	$10.522	11,917
	2009	$10.522	$12.718	11,079
	2010	$12.718	$13.955	11,099
	2011	$13.955	$13.273	10,992
	2012	$13.273	$14.746	10,645
	2013	$14.746	$18.444	6,923
	2014	$18.444	$19.109	2,169
	2015	$19.109	$18.045	1,931
	2016	$18.045	$19.841	1,839
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.733	$13.926	38,281
	2008	$13.926	$8.584	27,817
	2009	$8.584	$10.604	22,032
	2010	$10.604	$11.557	20,494
	2011	$11.557	$11.209	16,487
	2012	$11.209	$12.551	11,398
	2013	$12.551	$15.777	7,429
	2014	$15.777	$16.565	5,036
	2015	$16.565	$15.434	3,554
	2016	$15.434	$17.557	3,298
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.766	$16.708	63,697
	2008	$16.708	$9.763	52,015
	2009	$9.763	$13.113	37,518
	2010	$13.113	$13.933	33,177
	2011	$13.933	$12.204	32,091
	2012	$12.204	$14.141	29,773
	2013	$14.141	$17.044	16,774
	2014	$17.044	$14.845	14,149
	2015	$14.845	$13.605	11,017
	2016	$13.605	$14.291	10,390
Goldman Sachs VIT Large Cap Value Fund - Institutional
	2007	$12.616	$12.395	16,468
	2008	$12.395	$8.052	15,192
	2009	$8.052	$9.338	11,709
	2010	$9.338	$10.177	9,067
	2011	$10.177	$9.271	7,982
	2012	$9.271	$10.825	7,047
	2013	$10.825	$14.135	4,853
	2014	$14.135	$15.646	4,410
	2015	$15.646	$14.658	3,247
	2016	$14.658	$16.031	3,018

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2007	$12.919	$12.997	27,779
	2008	$12.997	$8.061	21,371
	2009	$8.061	$10.520	18,689
	2010	$10.520	$12.889	14,420
	2011	$12.889	$11.827	14,039
	2012	$11.827	$13.732	7,978
	2013	$13.732	$17.886	7,455
	2014	$17.886	$19.909	2,855
	2015	$19.909	$17.709	2,716
	2016	$17.709	$19.707	2,402
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional
	2007	$12.449	$10.161	30,278
	2008	$10.161	$6.588	23,072
	2009	$6.588	$8.244	15,852
	2010	$8.244	$10.514	12,709
	2011	$10.514	$10.375	11,052
	2012	$10.375	$11.473	9,023
	2013	$11.473	$15.250	6,121
	2014	$15.250	$15.982	3,776
	2015	$15.982	$15.331	2,940
	2016	$15.331	$18.513	2,586
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
	2007	$12.439	$11.904	23,535
	2008	$11.904	$7.404	21,291
	2009	$7.404	$8.791	17,048
	2010	$8.791	$9.723	14,020
	2011	$9.723	$9.915	11,029
	2012	$9.915	$11.123	9,414
	2013	$11.123	$14.991	5,580
	2014	$14.991	$17.098	4,102
	2015	$17.098	$16.725	2,979
	2016	$16.725	$18.152	2,575
Invesco V.I. American Franchise Fund - Series II
	2007	$13.102	$14.977	11,639
	2008	$14.977	$7.469	8,586
	2009	$7.469	$12.126	9,306
	2010	$12.126	$14.210	11,014
	2011	$14.210	$13.038	10,526
	2012	$13.038	$14.490	8,561
	2013	$14.490	$19.853	7,486
	2014	$19.853	$21.047	3,883
	2015	$21.047	$21.608	2,872
	2016	$21.608	$21.607	2,994
Invesco V.I. American Value Fund - Series II
	2007	$19.467	$20.555	40,708
	2008	$20.555	$11.801	35,202
	2009	$11.801	$16.096	27,381
	2010	$16.096	$19.275	20,621
	2011	$19.275	$19.048	14,632
	2012	$19.048	$21.856	12,741
	2013	$21.856	$28.690	9,386
	2014	$28.690	$30.784	7,102
	2015	$30.784	$27.348	5,181
	2016	$27.348	$30.884	4,711

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Capital Appreciation - Series II
	2007	$14.077	$15.414	1,602
	2008	$15.414	$8.667	0
	2009	$8.667	$10.255	0
	2010	$10.255	$11.579	0
	2011	$11.579	$10.428	0
	2012	$10.428	$11.949	0
Invesco V.I. Comstock Fund - Series II
	2007	$16.653	$15.939	166,698
	2008	$15.939	$10.029	118,260
	2009	$10.029	$12.621	92,444
	2010	$12.621	$14.312	80,797
	2011	$14.312	$13.732	62,449
	2012	$13.732	$16.005	54,501
	2013	$16.005	$21.280	45,177
	2014	$21.280	$22.754	33,217
	2015	$22.754	$20.920	28,751
	2016	$20.920	$23.988	26,069
Invesco V.I. Core Equity Fund - Series II
	2007	$10.753	$11.368	4,742
	2008	$11.368	$7.763	4,043
	2009	$7.763	$9.738	4,010
	2010	$9.738	$10.427	3,989
	2011	$10.427	$10.190	3,690
	2012	$10.190	$11.346	3,674
	2013	$11.346	$14.338	197
	2014	$14.338	$15.155	195
	2015	$15.155	$13.962	194
	2016	$13.962	$15.056	193
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$14.517	$14.781	21,600
	2008	$14.781	$9.205	15,352
	2009	$9.205	$11.181	7,953
	2010	$11.181	$12.077	7,255
	2011	$12.077	$11.830	3,326
	2012	$11.830	$13.723	2,958
	2013	$13.723	$17.589	2,810
	2014	$17.589	$19.399	2,057
	2015	$19.399	$19.359	2,035
	2016	$19.359	$21.733	2,002
Invesco V.I. Equity and Income Fund - Series II
	2007	$14.682	$14.872	149,877
	2008	$14.872	$11.270	39,697
	2009	$11.270	$13.530	26,919
	2010	$13.530	$14.856	24,949
	2011	$14.856	$14.372	22,803
	2012	$14.372	$15.830	20,847
	2013	$15.830	$19.376	23,477
	2014	$19.376	$20.655	17,556
	2015	$20.655	$19.721	15,205
	2016	$19.721	$22.197	13,436

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$11.803	6,019
	2012	$11.803	$13.119	5,413
	2013	$13.119	$15.719	6,132
	2014	$15.719	$15.481	4,278
	2015	$15.481	$14.923	5,375
	2016	$14.923	$15.578	4,370
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$17.993	$18.826	11,655
	2008	$18.826	$10.870	10,288
	2009	$10.870	$12.370	10,377
	2010	$12.370	$13.565	9,890
	2011	$13.565	$14.607	0
Invesco V.I. Growth and Income Fund - Series II
	2007	$16.906	$16.986	50,813
	2008	$16.986	$11.285	38,489
	2009	$11.285	$13.727	33,808
	2010	$13.727	$15.094	32,488
	2011	$15.094	$14.460	26,791
	2012	$14.460	$16.205	24,370
	2013	$16.205	$21.246	22,929
	2014	$21.246	$22.898	10,544
	2015	$22.898	$21.699	9,087
	2016	$21.699	$25.401	7,369
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$18.196	3,031
	2014	$18.196	$18.117	1,405
	2015	$18.117	$17.158	1,106
	2016	$17.158	$18.639	1,023
Invesco V.I. High Yield Securities Fund - Series II
	2007	$12.927	$13.162	11,454
	2008	$13.162	$9.908	6,593
	2009	$9.908	$14.010	6,368
	2010	$14.010	$15.098	5,774
	2011	$15.098	$15.043	4,250
	2012	$15.043	$17.471	3,156
	2013	$17.471	$17.990	0
Invesco V.I. Income Builder Fund - Series II
	2007	$14.719	$14.838	35,772
	2008	$14.838	$10.697	6,069
	2009	$10.697	$13.095	3,130
	2010	$13.095	$14.392	2,901
	2011	$14.392	$15.289	0
Invesco V.I. International Growth Fund - Series II
	2011	$10.000	$7.951	5,093
	2012	$7.951	$8.982	4,601
	2013	$8.982	$10.451	6,036
	2014	$10.451	$10.252	5,566
	2015	$10.252	$9.785	5,120
	2016	$9.785	$9.524	4,903

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2007	$12.323	$13.198	9,017
	2008	$13.198	$9.225	3,333
	2009	$9.225	$11.741	3,161
	2010	$11.741	$13.093	2,057
	2011	$13.093	$11.998	1,874
	2012	$11.998	$13.007	1,605
	2013	$13.007	$16.377	1,605
	2014	$16.377	$16.721	1,604
	2015	$16.721	$15.686	1,604
	2016	$15.686	$17.399	1,603
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$16.147	$18.609	3,482
	2008	$18.609	$9.696	3,367
	2009	$9.696	$14.861	3,686
	2010	$14.861	$18.538	3,267
	2011	$18.538	$16.469	3,859
	2012	$16.469	$18.017	2,481
	2013	$18.017	$24.122	3,685
	2014	$24.122	$25.460	2,442
	2015	$25.460	$25.214	3,149
	2016	$25.214	$24.855	3,135
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$15.065	$15.502	93,440
	2008	$15.502	$9.531	80,454
	2009	$9.531	$11.776	72,598
	2010	$11.776	$13.225	65,915
	2011	$13.225	$13.161	55,123
	2012	$13.161	$14.900	48,225
	2013	$14.900	$19.212	39,245
	2014	$19.212	$21.269	30,002
	2015	$21.269	$21.008	12,206
	2016	$21.008	$22.897	12,457
Invesco V.I. Value Opportunities Fund - Series II
	2007	$15.982	$15.876	12,123
	2008	$15.876	$7.483	7,845
	2009	$7.483	$10.836	6,834
	2010	$10.836	$11.358	6,487
	2011	$11.358	$10.754	2,587
	2012	$10.754	$12.401	2,417
	2013	$12.401	$16.198	2,233
	2014	$16.198	$16.889	1,722
	2015	$16.889	$14.789	1,792
	2016	$14.789	$17.094	1,720
Invesco Van Kampen V.I. International Growth Equity Fund - Series II
	2007	$10.709	$11.992	10,333
	2008	$11.992	$6.050	7,181
	2009	$6.050	$8.096	6,323
	2010	$8.096	$8.721	5,899
	2011	$8.721	$9.484	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$17.800	$20.940	3,544
	2008	$20.940	$13.659	1,208
	2009	$13.659	$15.908	1,200
	2010	$15.908	$16.643	1,193
	2011	$16.643	$18.893	769
	2012	$18.893	$21.931	554
	2013	$21.931	$25.265	552
	2014	$25.265	$26.686	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$17.035	$19.930	11,946
	2008	$19.930	$9.961	12,398
	2009	$9.961	$16.506	12,338
	2010	$16.506	$20.340	11,307
	2011	$20.340	$18.422	3,291
	2012	$18.422	$20.152	2,660
	2013	$20.152	$21.355	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$18.825	$21.280	2,846
	2008	$21.280	$11.920	2,590
	2009	$11.920	$14.885	2,571
	2010	$14.885	$15.605	2,014
	2011	$15.605	$13.788	1,793
	2012	$13.788	$15.967	1,784
	2013	$15.967	$19.906	842
	2014	$19.906	$17.682	689
	2015	$17.682	$16.395	0
	2016	$16.395	$15.628	0
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	16.706	19.103	2,072
	2008	19.103	10.492	2,061
	2009	10.492	10.009	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$11.024	$11.422	215,118
	2008	$11.422	$10.175	124,599
	2009	$10.175	$12.196	100,771
	2010	$12.196	$13.030	90,292
	2011	$13.030	$13.374	67,258
	2012	$13.374	$14.919	55,975
	2013	$14.919	$14.741	44,804
	2014	$14.741	$15.516	31,825
	2015	$15.516	$14.869	23,074
	2016	$14.869	$15.548	21,514
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$10.030	$10.104	78,698
	2008	$10.104	$8.396	44,929
	2009	$8.396	$8.686	36,539
	2010	$8.686	$8.703	34,914
	2011	$8.703	$8.739	32,087
	2012	$8.739	$8.826	27,793
	2013	$8.826	$8.658	26,495
	2014	$8.658	$8.557	16,420
	2015	$8.557	$8.360	14,798
	2016	$8.360	$8.588	14,374

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$10.024	$10.282	155,128
	2008	$10.282	$10.299	147,185
	2009	$10.299	$10.095	72,346
	2010	$10.095	$9.895	51,073
	2011	$9.895	$9.700	38,969
	2012	$9.700	$9.507	24,601
	2013	$9.507	$9.319	19,118
	2014	$9.319	$9.135	14,994
	2015	$9.135	$8.954	10,804
	2016	$8.954	$8.895	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$15.127	$17.676	25,631
	2008	$17.676	$9.052	21,769
	2009	$9.052	$15.158	19,557
	2010	$15.158	$18.931	19,466
	2011	$18.931	$17.263	13,419
	2012	$17.263	$18.965	10,353
	2013	$18.965	$27.951	9,298
	2014	$27.951	$28.886	6,594
	2015	$28.886	$30.671	6,391
	2016	$30.671	$28.967	6,185
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$15.399	$16.354	31,271
	2008	$16.354	$12.150	27,193
	2009	$12.150	$14.222	28,797
	2010	$14.222	$14.845	31,612
	2011	$14.845	$13.368	7,215
	2012	$13.368	$13.976	7,034
	2013	$13.976	$14.857	0
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
	2007	$9.471	$11.430	4,518
	2008	$11.430	$6.290	3,251
	2009	$6.290	$8.730	2,184
	2010	$8.730	$10.631	2,107
	2011	$10.631	$9.634	1,587
	2012	$9.634	$9.925	1,584
	2013	$9.925	$8.296	3,216
	2014	$8.296	$6.617	3,703
	2015	$6.617	$4.821	4,656
	2016	$4.821	$5.428	4,582
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
	2007	$10.681	$11.067	0
	2008	$11.067	$9.256	1,519
	2009	$9.256	$11.835	1,262
	2010	$11.835	$12.998	1,563
	2011	$12.998	$13.532	1,055
	2012	$13.532	$15.617	972
	2013	$15.617	$14.228	1,530
	2014	$14.228	$14.141	1,433
	2015	$14.141	$13.535	252
	2016	$13.535	$15.017	180

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Real Return Portfolio - Advisor Shares
	2007	$10.098	$10.942	82,721
	2008	$10.942	$9.959	35,801
	2009	$9.959	$11.545	4,965
	2010	$11.545	$12.221	6,808
	2011	$12.221	$13.364	5,842
	2012	$13.364	$14.230	5,553
	2013	$14.230	$12.648	1,381
	2014	$12.648	$12.767	1,158
	2015	$12.767	$12.162	932
	2016	$12.162	$12.528	704
PIMCO Total Return Portfolio - Advisor Shares
	2007	$10.279	$10.946	101,644
	2008	$10.946	$11.234	50,802
	2009	$11.234	$12.547	23,437
	2010	$12.547	$13.283	26,569
	2011	$13.283	$13.476	29,750
	2012	$13.476	$14.461	25,193
	2013	$14.461	$13.881	21,194
	2014	$13.881	$14.173	17,402
	2015	$14.173	$13.939	16,185
	2016	$13.939	$14.014	15,127
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$7.923	15,320
	2010	$7.923	$8.744	12,430
	2011	$8.744	$8.735	9,659
	2012	$8.735	$10.213	8,181
	2013	$10.213	$13.255	7,569
	2014	$13.255	$14.636	6,270
	2015	$14.636	$13.908	4,844
	2016	$13.908	$15.492	4,298
Putnam VT George Putnam Balanced Fund - Class IB
	2007	$13.387	$13.244	20,507
	2008	$13.244	$7.694	10,832
	2009	$7.694	$9.474	7,654
	2010	$9.474	$10.291	6,692
	2011	$10.291	$10.366	5,235
	2012	$10.366	$11.432	4,411
	2013	$11.432	$13.232	3,687
	2014	$13.232	$14.354	3,030
	2015	$14.354	$13.909	2,402
	2016	$13.909	$14.725	1,762
Putnam VT Growth and Income Fund - Class IB
	2007	$15.644	$14.405	18,903
	2008	$14.405	$8.655	5,097
	2009	$8.655	$11.012	4,355
	2010	$11.012	$12.344	3,841
	2011	$12.344	$11.538	3,644
	2012	$11.538	$13.471	3,317
	2013	$13.471	$17.914	3,008
	2014	$17.914	$19.442	2,999
	2015	$19.442	$17.621	2,989
	2016	$17.621	$19.865	2,981
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.050	7,191

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT International Equity Fund - Class IB
	2007	$19.799	$21.026	28,860
	2008	$21.026	$11.550	7,723
	2009	$11.550	$14.108	6,835
	2010	$14.108	$15.214	6,088
	2011	$15.214	$12.387	5,721
	2012	$12.387	$14.800	5,521
	2013	$14.800	$18.578	11,180
	2014	$18.578	$16.974	6,317
	2015	$16.974	$16.659	5,675
	2016	$16.659	$15.928	5,275
Putnam VT Investors Fund - Class IB
	2007	$15.943	$14.817	1,971
	2008	$14.817	$8.779	0
	2009	$8.779	$11.256	0
	2010	$11.256	$12.568	0
	2011	$12.568	$12.324	0
	2012	$12.324	$14.110	0
	2013	$14.110	$18.687	0
	2014	$18.687	$20.864	0
	2015	$20.864	$20.003	0
	2016	$20.003	$21.969	0
Putnam VT New Value Fund - Class IB
	2007	12.390	11.548	26,972
	2008	11.548	6.252	23,042
	2009	6.252	5.884	0
Putnam VT Voyager Fund - Class IB
	2007	$12.890	$13.329	23,345
	2008	$13.329	$8.226	6,768
	2009	$8.226	$13.214	5,177
	2010	$13.214	$15.645	5,075
	2011	$15.645	$12.597	3,938
	2012	$12.597	$14.102	3,906
	2013	$14.102	$19.866	3,834
	2014	$19.866	$21.363	3,661
	2015	$21.363	$19.658	3,661
	2016	$19.658	$19.668	0
UIF Emerging Markets Debt Portfolio, Class II
	2007	$14.508	$15.127	5,399
	2008	$15.127	$12.605	3,751
	2009	$12.605	$16.075	4,201
	2010	$16.075	$17.290	3,571
	2011	$17.290	$18.113	1,971
	2012	$18.113	$20.925	871
	2013	$20.925	$18.713	857
	2014	$18.713	$18.871	792
	2015	$18.871	$18.278	554
	2016	$18.278	$19.810	507

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class II
	2007	$31.539	$43.413	11,480
	2008	$43.413	$18.405	8,393
	2009	$18.405	$30.687	9,861
	2010	$30.687	$35.776	9,894
	2011	$35.776	$28.670	5,587
	2012	$28.670	$33.673	4,869
	2013	$33.673	$32.639	4,070
	2014	$32.639	$30.532	3,138
	2015	$30.532	$26.720	1,375
	2016	$26.720	$27.924	1,203
UIF Global Franchise Portfolio, Class II
	2007	$17.615	$18.951	86,808
	2008	$18.951	$13.198	56,815
	2009	$13.198	$16.760	52,698
	2010	$16.760	$18.734	46,314
	2011	$18.734	$20.024	40,181
	2012	$20.024	$22.684	32,390
	2013	$22.684	$26.604	27,225
	2014	$26.604	$27.251	19,107
	2015	$27.251	$28.365	16,977
	2016	$28.365	$29.309	17,028
UIF Global Infrastructure - Class II
	2014	$10.000	$28.547	550
	2015	$28.547	$24.094	548
	2016	$24.094	$27.150	546
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$16.151	5,439
	2014	$16.151	$16.146	4,901
	2015	$16.146	$14.791	4,447
	2016	$14.791	$15.294	3,971
UIF Growth Portfolio, Class II
	2007	$14.138	$16.857	5,160
	2008	$16.857	$8.368	3,869
	2009	$8.368	$13.545	3,817
	2010	$13.545	$16.278	3,754
	2011	$16.278	$15.469	3,722
	2012	$15.469	$17.291	3,743
	2013	$17.291	$25.035	3,687
	2014	$25.035	$26.031	2,127
	2015	$26.031	$28.567	3,022
	2016	$28.567	$27.461	3,359
UIF Mid Cap Growth Portfolio, Class II
	2007	$19.114	$22.967	17,013
	2008	$22.967	$11.971	13,415
	2009	$11.971	$18.464	13,520
	2010	$18.464	$23.937	11,659
	2011	$23.937	$21.778	8,481
	2012	$21.778	$23.155	7,087
	2013	$23.155	$31.202	6,836
	2014	$31.202	$31.144	4,257
	2015	$31.144	$28.696	3,588
	2016	$28.696	$25.639	2,961

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Small Company Growth Portfolio, Class II
	2007	$19.168	$19.341	6,401
	2008	$19.341	$11.291	5,711
	2009	$11.291	$16.228	5,157
	2010	$16.228	$20.129	4,729
	2011	$20.129	$18.010	3,973
	2012	$18.010	$20.247	3,367
	2013	$20.247	$33.999	3,222
	2014	$33.999	$28.703	666
	2015	$28.703	$25.376	594
	2016	$25.376	$26.276	595
UIF U.S. Real Estate Portfolio, Class II
	2007	$26.205	$21.244	24,761
	2008	$21.244	$12.897	15,556
	2009	$12.897	$16.242	13,232
	2010	$16.242	$20.619	11,584
	2011	$20.619	$21.354	8,209
	2012	$21.354	$24.198	7,693
	2013	$24.198	$24.132	7,551
	2014	$24.132	$30.612	6,006
	2015	$30.612	$30.579	4,979
	2016	$30.579	$31.935	4,401
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*
With the Earnings Protection Death Benefit Option (age 71-79)
Mortality & Expense = 1.9

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$15.645	$16.060	3,018
	2008	$16.060	$9.325	2,931
	2009	$9.325	$10.988	2,423
	2010	$10.988	$12.136	816
	2011	$12.136	$12.604	599
	2012	$12.604	$14.468	595
	2013	$14.468	$19.066	580
	2014	$19.066	$20.402	577
	2015	$20.402	$20.261	0
	2016	$20.261	$22.034	0
AB VPS Growth Portfolio - Class B
	2007	$14.712	$16.226	2,650
	2008	$16.226	$9.119	2,648
	2009	$9.119	$11.864	2,647
	2010	$11.864	$13.334	1,112
	2011	$13.334	$13.183	1,110
	2012	$13.183	$14.659	494
	2013	$14.659	$19.194	494
	2014	$19.194	$21.229	493
	2015	$21.229	$22.618	493
	2016	$22.618	$22.336	493
AB VPS International Value Portfolio - Class B
	2007	$15.661	$16.188	4,265
	2008	$16.188	$7.404	5,747
	2009	$7.404	$9.740	5,230
	2010	$9.740	$9.947	2,485
	2011	$9.947	$7.846	2,832
	2012	$7.846	$8.772	2,629
	2013	$8.772	$10.541	2,061
	2014	$10.541	$9.654	864
	2015	$9.654	$9.679	760
	2016	$9.679	$9.402	0
AB VPS Large Cap Growth Portfolio - Class B
	2007	$13.287	$14.778	0
	2008	$14.778	$8.707	0
	2009	$8.707	$11.689	0
	2010	$11.689	$12.570	0
	2011	$12.570	$11.905	0
	2012	$11.905	$13.535	0
	2013	$13.535	$18.155	0
	2014	$18.155	$20.236	0
	2015	$20.236	$21.963	0
	2016	$21.963	$22.012	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Small/Mid Cap Value Portfolio - Class B
	2007	$18.468	$18.356	1,990
	2008	$18.356	$11.547	1,757
	2009	$11.547	$16.129	1,714
	2010	$16.129	$19.991	239
	2011	$19.991	$17.886	207
	2012	$17.886	$20.746	176
	2013	$20.746	$27.957	148
	2014	$27.957	$29.822	123
	2015	$29.822	$27.536	98
	2016	$27.536	$33.646	72
AB VPS Value Portfolio - Class B
	2007	$12.678	$11.895	1,533
	2008	$11.895	$6.869	1,496
	2009	$6.869	$8.141	1,363
	2010	$8.141	$8.881	1,256
	2011	$8.881	$8.367	233
	2012	$8.367	$9.465	230
	2013	$9.465	$12.649	228
	2014	$12.649	$13.719	227
	2015	$13.719	$12.469	225
	2016	$12.469	$13.588	223
AllianceBernstein VPS Utility Income Portfolio - Class B
	2007	$13.203	$15.775	159
	2008	$15.775	$9.768	159
	2009	$9.768	$10.520	0
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2007	$12.932	$14.851	10,827
	2008	$14.851	$8.333	10,438
	2009	$8.333	$11.052	4,477
	2010	$11.052	$12.653	3,212
	2011	$12.653	$12.044	2,842
	2012	$12.044	$13.695	2,486
	2013	$13.695	$17.560	2,174
	2014	$17.560	$19.196	1,899
	2015	$19.196	$18.873	1,629
	2016	$18.873	$19.908	1,358
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2007	$10.179	$10.459	2,120
	2008	$10.459	$10.524	1,434
	2009	$10.524	$10.353	3,253
	2010	$10.353	$10.144	19,484
	2011	$10.144	$9.933	13,993
	2012	$9.933	$9.726	13,258
	2013	$9.726	$9.524	12,548
	2014	$9.524	$9.326	2,784
	2015	$9.326	$9.132	2,560
	2016	$9.132	$8.943	3,100

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth & Income Portfolio - Service Class 2
	2007	$12.215	$13.376	3,059
	2008	$13.376	$7.609	3,244
	2009	$7.609	$9.463	3,154
	2010	$9.463	$10.613	1,030
	2011	$10.613	$10.533	941
	2012	$10.533	$12.194	848
	2013	$12.194	$15.909	715
	2014	$15.909	$17.169	197
	2015	$17.169	$16.384	179
	2016	$16.384	$18.578	0
Fidelity VIP High Income Portfolio - Service Class 2
	2007	$11.351	$11.395	2,831
	2008	$11.395	$8.352	2,652
	2009	$8.352	$11.731	2,218
	2010	$11.731	$13.057	2,039
	2011	$13.057	$13.260	1,859
	2012	$13.260	$14.796	1,732
	2013	$14.796	$15.312	1,542
	2014	$15.312	$15.127	1,144
	2015	$15.127	$14.239	1,055
	2016	$14.239	$15.917	865
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2007	$13.284	$15.000	5,852
	2008	$15.000	$8.869	5,746
	2009	$8.869	$12.136	1,811
	2010	$12.136	$15.278	879
	2011	$15.278	$13.336	0
	2012	$13.336	$14.958	0
	2013	$14.958	$19.898	0
	2014	$19.898	$20.658	0
	2015	$20.658	$19.896	0
	2016	$19.896	$21.805	0
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
	2007	$11.452	$12.817	2,071
	2008	$12.817	$8.117	2,079
	2009	$8.117	$10.568	1,945
	2010	$10.568	$12.023	726
	2011	$12.023	$11.207	718
	2012	$11.207	$11.988	713
	2013	$11.988	$16.138	599
	2014	$16.138	$16.765	119
	2015	$16.765	$17.131	111
	2016	$17.131	$16.290	0
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.547	$11.611	1,556
	2008	$11.611	$8.711	1,465
	2009	$8.711	$12.170	378
	2010	$12.170	$13.496	368
	2011	$13.496	$13.817	0
	2012	$13.817	$15.633	0
	2013	$15.633	$16.504	0
	2014	$16.504	$16.155	0
	2015	$16.155	$14.375	0
	2016	$14.375	$16.461	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$12.903	$13.106	22,774
	2008	$13.106	$9.027	21,326
	2009	$9.027	$11.984	8,093
	2010	$11.984	$13.221	6,679
	2011	$13.221	$13.254	3,731
	2012	$13.254	$14.618	3,275
	2013	$14.618	$16.308	2,876
	2014	$16.308	$16.704	4,196
	2015	$16.704	$15.201	3,711
	2016	$15.201	$16.971	3,235
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2007	$13.667	$14.965	4,573
	2008	$14.965	$10.483	4,573
	2009	$10.483	$12.657	0
	2010	$12.657	$13.875	0
	2011	$13.875	$13.183	0
	2012	$13.183	$14.631	0
	2013	$14.631	$18.282	0
	2014	$18.282	$18.921	0
	2015	$18.921	$17.850	0
	2016	$17.850	$19.606	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.695	$13.874	4,034
	2008	$13.874	$8.543	3,742
	2009	$8.543	$10.543	3,306
	2010	$10.543	$11.479	2,971
	2011	$11.479	$11.122	2,680
	2012	$11.122	$12.440	2,394
	2013	$12.440	$15.622	2,015
	2014	$15.622	$16.385	1,799
	2015	$16.385	$15.251	1,595
	2016	$15.251	$17.331	1,337
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.726	$16.645	7,176
	2008	$16.645	$9.717	7,013
	2009	$9.717	$13.038	6,645
	2010	$13.038	$13.838	6,439
	2011	$13.838	$12.109	5,556
	2012	$12.109	$14.017	5,427
	2013	$14.017	$16.876	5,139
	2014	$16.876	$14.684	5,091
	2015	$14.684	$13.444	5,009
	2016	$13.444	$14.108	4,766
Goldman Sachs VIT Large Cap Value Fund - Institutional
	2007	$12.594	$12.361	492
	2008	$12.361	$8.022	475
	2009	$8.022	$9.293	404
	2010	$9.293	$10.118	370
	2011	$10.118	$9.208	370
	2012	$9.208	$10.740	329
	2013	$10.740	$14.010	103
	2014	$14.010	$15.492	79
	2015	$15.492	$14.499	69
	2016	$14.499	$15.841	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2007	$12.897	$12.962	4,609
	2008	$12.962	$8.031	4,609
	2009	$8.031	$10.470	320
	2010	$10.470	$12.814	320
	2011	$12.814	$11.747	320
	2012	$11.747	$13.625	320
	2013	$13.625	$17.729	319
	2014	$17.729	$19.714	319
	2015	$19.714	$17.518	319
	2016	$17.518	$19.473	319
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional
	2007	$12.428	$10.133	3,446
	2008	$10.133	$6.564	3,410
	2009	$6.564	$8.205	481
	2010	$8.205	$10.453	367
	2011	$10.453	$10.304	335
	2012	$10.304	$11.383	307
	2013	$11.383	$15.115	127
	2014	$15.115	$15.825	104
	2015	$15.825	$15.165	87
	2016	$15.165	$18.294	0
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
	2007	$12.418	$11.871	8,703
	2008	$11.871	$7.376	8,740
	2009	$7.376	$8.749	2,857
	2010	$8.749	$9.667	1,357
	2011	$9.667	$9.848	1,221
	2012	$9.848	$11.036	1,145
	2013	$11.036	$14.859	780
	2014	$14.859	$16.930	212
	2015	$16.930	$16.544	192
	2016	$16.544	$17.937	0
Invesco V.I. American Franchise Fund - Series II
	2007	$13.053	$14.906	1,688
	2008	$14.906	$7.426	1,688
	2009	$7.426	$12.044	1,688
	2010	$12.044	$14.099	0
	2011	$14.099	$12.923	0
	2012	$12.923	$14.347	0
	2013	$14.347	$19.638	0
	2014	$19.638	$20.798	0
	2015	$20.798	$21.331	0
	2016	$21.331	$21.307	0
Invesco V.I. American Value Fund - Series II
	2007	$19.395	$20.458	4,940
	2008	$20.458	$11.733	4,256
	2009	$11.733	$15.986	3,884
	2010	$15.986	$19.124	3,046
	2011	$19.124	$18.880	2,962
	2012	$18.880	$21.641	2,873
	2013	$21.641	$28.379	2,612
	2014	$28.379	$30.420	2,297
	2015	$30.420	$26.996	1,991
	2016	$26.996	$30.456	1,804

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Capital Appreciation - Series II
	2007	$14.025	$15.341	0
	2008	$15.341	$8.617	0
	2009	$8.617	$10.185	0
	2010	$10.185	$11.489	0
	2011	$11.489	$10.336	0
	2012	$10.336	$11.840	0
Invesco V.I. Comstock Fund - Series II
	2007	$16.590	$15.864	18,484
	2008	$15.864	$9.971	17,122
	2009	$9.971	$12.536	15,823
	2010	$12.536	$14.201	12,763
	2011	$14.201	$13.611	11,357
	2012	$13.611	$15.848	10,202
	2013	$15.848	$21.049	9,705
	2014	$21.049	$22.485	9,048
	2015	$22.485	$20.651	7,673
	2016	$20.651	$23.656	7,212
Invesco V.I. Core Equity Fund - Series II
	2007	$10.745	$11.349	0
	2008	$11.349	$7.742	0
	2009	$7.742	$9.701	0
	2010	$9.701	$10.377	0
	2011	$10.377	$10.131	0
	2012	$10.131	$11.269	0
	2013	$11.269	$14.226	0
	2014	$14.226	$15.022	0
	2015	$15.022	$13.825	0
	2016	$13.825	$14.893	0
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$14.462	$14.711	1,139
	2008	$14.711	$9.152	1,133
	2009	$9.152	$11.105	1,128
	2010	$11.105	$11.983	1,124
	2011	$11.983	$11.725	1,120
	2012	$11.725	$13.589	1,116
	2013	$13.589	$17.398	1,113
	2014	$17.398	$19.170	1,110
	2015	$19.170	$19.110	0
	2016	$19.110	$21.432	0
Invesco V.I. Equity and Income Fund - Series II
	2007	$14.627	$14.801	8,002
	2008	$14.801	$11.205	7,811
	2009	$11.205	$13.438	7,568
	2010	$13.438	$14.740	7,380
	2011	$14.740	$14.245	7,209
	2012	$14.245	$15.674	7,044
	2013	$15.674	$19.166	6,906
	2014	$19.166	$20.411	6,786
	2015	$20.411	$19.468	6,669
	2016	$19.468	$21.890	6,547

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$11.699	0
	2012	$11.699	$12.990	0
	2013	$12.990	$15.549	0
	2014	$15.549	$15.298	0
	2015	$15.298	$14.731	0
	2016	$14.731	$15.362	0
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$17.926	$18.737	0
	2008	$18.737	$10.807	0
	2009	$10.807	$12.286	0
	2010	$12.286	$13.460	0
	2011	$13.460	$14.488	0
Invesco V.I. Growth and Income Fund - Series II
	2007	$16.843	$16.905	5,331
	2008	$16.905	$11.220	3,959
	2009	$11.220	$13.634	3,612
	2010	$13.634	$14.977	1,983
	2011	$14.977	$14.333	1,783
	2012	$14.333	$16.046	1,094
	2013	$16.046	$21.016	961
	2014	$21.016	$22.627	922
	2015	$22.627	$21.420	908
	2016	$21.420	$25.049	862
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$17.999	0
	2014	$17.999	$17.903	0
	2015	$17.903	$16.938	0
	2016	$16.938	$18.381	0
Invesco V.I. High Yield Securities Fund - Series II
	2007	$12.878	$13.100	661
	2008	$13.100	$9.850	0
	2009	$9.850	$13.915	0
	2010	$13.915	$14.980	0
	2011	$14.980	$14.910	0
	2012	$14.910	$17.299	0
	2013	$17.299	$17.808	0
Invesco V.I. Income Builder Fund - Series II
	2007	$14.664	$14.767	0
	2008	$14.767	$10.635	0
	2009	$10.635	$13.006	0
	2010	$13.006	$14.280	0
	2011	$14.280	$15.165	0
Invesco V.I. International Growth Fund - Series II
	2011	$10.000	$7.905	1,103
	2012	$7.905	$8.921	1,029
	2013	$8.921	$10.369	993
	2014	$10.369	$10.161	263
	2015	$10.161	$9.689	262
	2016	$9.689	$9.421	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2007	$12.289	$13.148	0
	2008	$13.148	$9.181	0
	2009	$9.181	$11.673	0
	2010	$11.673	$13.004	0
	2011	$13.004	$11.904	0
	2012	$11.904	$12.893	0
	2013	$12.893	$16.216	0
	2014	$16.216	$16.539	0
	2015	$16.539	$15.501	0
	2016	$15.501	$17.175	0
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	16.087	18.521	80
	2008	18.521	9.640	80
	2009	9.640	14.760	80
	2010	14.760	18.393	80
	2011	18.393	16.324	79
	2012	16.324	17.840	0
	2013	17.840	23.861	0
	2014	23.861	25.159	0
	2015	25.159	24.890	0
	2016	24.890	24.510	0
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$15.009	$15.428	4,197
	2008	$15.428	$9.476	4,326
	2009	$9.476	$11.696	4,091
	2010	$11.696	$13.122	2,419
	2011	$13.122	$13.045	2,271
	2012	$13.045	$14.754	2,143
	2013	$14.754	$19.004	1,648
	2014	$19.004	$21.018	1,024
	2015	$21.018	$20.738	392
	2016	$20.738	$22.580	136
Invesco V.I. Value Opportunities Fund - Series II
	2007	$15.922	$15.800	2,365
	2008	$15.800	$7.440	2,459
	2009	$7.440	$10.762	1,771
	2010	$10.762	$11.269	245
	2011	$11.269	$10.659	16
	2012	$10.659	$12.279	15
	2013	$12.279	$16.022	0
	2014	$16.022	$16.689	0
	2015	$16.689	$14.599	0
	2016	$14.599	$16.857	0
Invesco Van Kampen V.I. International Growth Equity Fund - Series II
	2007	$10.702	$11.971	2,896
	2008	$11.971	$6.033	3,586
	2009	$6.033	$8.066	3,332
	2010	$8.066	$8.679	1,106
	2011	$8.679	$9.436	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$17.734	$20.841	1,724
	2008	$20.841	$13.580	1,724
	2009	$13.580	$15.800	1,724
	2010	$15.800	$16.513	0
	2011	$16.513	$18.727	0
	2012	$18.727	$21.715	0
	2013	$21.715	$24.992	0
	2014	$24.992	$26.389	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$16.971	$19.835	200
	2008	$19.835	$9.904	0
	2009	$9.904	$16.394	0
	2010	$16.394	$20.182	0
	2011	$20.182	$18.260	0
	2012	$18.260	$19.954	0
	2013	$19.954	$21.138	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$18.755	$21.179	0
	2008	$21.179	$11.851	0
	2009	$11.851	$14.784	0
	2010	$14.784	$15.483	0
	2011	$15.483	$13.666	0
	2012	$13.666	$15.810	0
	2013	$15.810	$19.691	0
	2014	$19.691	$17.473	0
	2015	$17.473	$16.185	0
	2016	$16.185	$15.412	0
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$16.643	$19.012	1,547
	2008	$19.012	$10.431	1,547
	2009	$10.431	$9.948	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$10.983	$11.368	33,789
	2008	$11.368	$10.116	27,849
	2009	$10.116	$12.113	7,907
	2010	$12.113	$12.929	6,591
	2011	$12.929	$13.256	4,716
	2012	$13.256	$14.772	4,474
	2013	$14.772	$14.581	3,230
	2014	$14.581	$15.332	1,960
	2015	$15.332	$14.678	1,754
	2016	$14.678	$15.333	1,094
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$9.992	$10.056	179
	2008	$10.056	$8.348	179
	2009	$8.348	$8.628	178
	2010	$8.628	$8.635	178
	2011	$8.635	$8.662	178
	2012	$8.662	$8.739	178
	2013	$8.739	$8.565	178
	2014	$8.565	$8.456	178
	2015	$8.456	$8.253	178
	2016	$8.253	$8.469	178

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$9.987	$10.233	7,506
	2008	$10.233	$10.239	4,272
	2009	$10.239	$10.027	40,983
	2010	$10.027	$9.818	2,878
	2011	$9.818	$9.614	1,749
	2012	$9.614	$9.414	1,886
	2013	$9.414	$9.218	989
	2014	$9.218	$9.026	957
	2015	$9.026	$8.839	855
	2016	$8.839	$8.778	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$15.071	$17.592	1,519
	2008	$17.592	$9.000	1,560
	2009	$9.000	$15.055	360
	2010	$15.055	$18.784	293
	2011	$18.784	$17.111	20
	2012	$17.111	$18.779	20
	2013	$18.779	$27.648	0
	2014	$27.648	$28.544	0
	2015	$28.544	$30.277	0
	2016	$30.277	$28.565	0
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$15.341	$16.277	530
	2008	$16.277	$12.079	530
	2009	$12.079	$14.126	529
	2010	$14.126	$14.730	529
	2011	$14.730	$13.250	528
	2012	$13.250	$13.838	527
	2013	$13.838	$14.707	0
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
	2007	$9.465	$11.410	1,317
	2008	$11.410	$6.272	1,286
	2009	$6.272	$8.697	1,081
	2010	$8.697	$10.580	925
	2011	$10.580	$9.578	795
	2012	$9.578	$9.858	680
	2013	$9.858	$8.232	558
	2014	$8.232	$6.559	464
	2015	$6.559	$4.774	368
	2016	$4.774	$5.369	269
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
	2007	$10.674	$11.048	1,408
	2008	$11.048	$9.231	1,239
	2009	$9.231	$11.791	1,103
	2010	$11.791	$12.936	1,001
	2011	$12.936	$13.454	877
	2012	$13.454	$15.510	773
	2013	$15.510	$14.117	766
	2014	$14.117	$14.016	710
	2015	$14.016	$13.402	638
	2016	$13.402	$14.854	538

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Real Return Portfolio - Advisor Shares
	2007	$10.091	$10.923	625
	2008	$10.923	$9.932	566
	2009	$9.932	$11.502	489
	2010	$11.502	$12.163	426
	2011	$12.163	$13.287	369
	2012	$13.287	$14.133	314
	2013	$14.133	$12.549	265
	2014	$12.549	$12.654	2,067
	2015	$12.654	$12.043	1,872
	2016	$12.043	$12.392	1,692
PIMCO Total Return Portfolio - Advisor Shares
	2007	$10.272	$10.927	4,615
	2008	$10.927	$11.203	2,905
	2009	$11.203	$12.500	3,261
	2010	$12.500	$13.220	1,590
	2011	$13.220	$13.398	1,483
	2012	$13.398	$14.362	1,506
	2013	$14.362	$13.773	1,786
	2014	$13.773	$14.048	127
	2015	$14.048	$13.802	124
	2016	$13.802	$13.862	0
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$7.885	2,473
	2010	$7.885	$8.693	1,263
	2011	$8.693	$8.676	1,157
	2012	$8.676	$10.134	1,037
	2013	$10.134	$13.138	655
	2014	$13.138	$14.492	218
	2015	$14.492	$13.757	196
	2016	$13.757	$15.309	0
Putnam VT George Putnam Balanced Fund - Class IB
	2007	$13.337	$13.181	0
	2008	$13.181	$7.650	0
	2009	$7.650	$9.410	0
	2010	$9.410	$10.210	0
	2011	$10.210	$10.274	0
	2012	$10.274	$11.320	0
	2013	$11.320	$13.089	0
	2014	$13.089	$14.184	0
	2015	$14.184	$13.731	0
	2016	$13.731	$14.521	0
Putnam VT Growth and Income Fund - Class IB
	2007	$15.586	$14.337	0
	2008	$14.337	$8.605	0
	2009	$8.605	$10.937	0
	2010	$10.937	$12.248	0
	2011	$12.248	$11.436	0
	2012	$11.436	$13.339	0
	2013	$13.339	$17.720	0
	2014	$17.720	$19.212	0
	2015	$19.212	$17.394	0
	2016	$17.394	$19.590	0
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.049	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT International Equity Fund - Class IB
	2007	$19.725	$20.926	1,578
	2008	$20.926	$11.483	1,615
	2009	$11.483	$14.013	1,461
	2010	$14.013	$15.096	1,338
	2011	$15.096	$12.278	1,309
	2012	$12.278	$14.655	1,146
	2013	$14.655	$18.377	964
	2014	$18.377	$16.773	913
	2015	$16.773	$16.445	803
	2016	$16.445	$15.708	741
Putnam VT Investors Fund - Class IB
	2007	$15.884	$14.747	0
	2008	$14.747	$8.728	0
	2009	$8.728	$11.180	0
	2010	$11.180	$12.470	0
	2011	$12.470	$12.215	0
	2012	$12.215	$13.972	0
	2013	$13.972	$18.485	0
	2014	$18.485	$20.617	0
	2015	$20.617	$19.746	0
	2016	$19.746	$21.665	0
Putnam VT New Value Fund - Class IB
	2007	$12.369	$11.517	8,317
	2008	$11.517	$6.229	8,707
	2009	$6.229	$5.861	0
Putnam VT Voyager Fund - Class IB
	2007	$12.842	$13.266	0
	2008	$13.266	$8.179	0
	2009	$8.179	$13.124	0
	2010	$13.124	$15.523	0
	2011	$15.523	$12.486	0
	2012	$12.486	$13.964	0
	2013	$13.964	$19.650	0
	2014	$19.650	$21.110	0
	2015	$21.110	$19.405	0
	2016	$19.405	$19.397	0
UIF Emerging Markets Debt Portfolio, Class II
	2007	$14.454	$15.055	0
	2008	$15.055	$12.532	0
	2009	$12.532	$15.966	0
	2010	$15.966	$17.155	0
	2011	$17.155	$17.954	0
	2012	$17.954	$20.720	0
	2013	$20.720	$18.510	0
	2014	$18.510	$18.647	0
	2015	$18.647	$18.043	0
	2016	$18.043	$19.536	0
UIF Emerging Markets Equity Portfolio, Class II
	2007	$31.421	$43.207	103
	2008	$43.207	$18.299	174
	2009	$18.299	$30.479	122
	2010	$30.479	$35.497	107
	2011	$35.497	$28.418	123
	2012	$28.418	$33.342	109
	2013	$33.342	$32.286	112
	2014	$32.286	$30.171	115
	2015	$30.171	$26.377	119
	2016	$26.377	$27.538	112

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Global Franchise Portfolio, Class II
	2007	$17.549	$18.861	2,853
	2008	$18.861	$13.122	1,344
	2009	$13.122	$16.646	1,339
	2010	$16.646	$18.588	659
	2011	$18.588	$19.847	658
	2012	$19.847	$22.461	0
	2013	$22.461	$26.316	0
	2014	$26.316	$26.928	0
	2015	$26.928	$28.000	0
	2016	$28.000	$28.903	0
UIF Global Infrastructure - Class II
	2014	$10.000	$28.209	0
	2015	$28.209	$23.784	0
	2016	$23.784	$26.774	0
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$15.976	527
	2014	$15.976	$15.954	527
	2015	$15.954	$14.601	0
	2016	$14.601	$15.082	0
UIF Growth Portfolio, Class II
	2007	$14.086	$16.777	0
	2008	$16.777	$8.320	0
	2009	$8.320	$13.453	0
	2010	$13.453	$16.151	0
	2011	$16.151	$15.333	0
	2012	$15.333	$17.121	0
	2013	$17.121	$24.764	0
	2014	$24.764	$25.723	0
	2015	$25.723	$28.199	0
	2016	$28.199	$27.081	0
UIF Mid Cap Growth Portfolio, Class II
	2007	$19.043	$22.858	4,209
	2008	$22.858	$11.902	4,386
	2009	$11.902	$18.339	4,150
	2010	$18.339	$23.750	2,008
	2011	$23.750	$21.586	2,002
	2012	$21.586	$22.928	1,992
	2013	$22.928	$30.864	1,951
	2014	$30.864	$30.775	1,822
	2015	$30.775	$28.327	1,819
	2016	$28.327	$25.284	1,760
UIF Small Company Growth Portfolio, Class II
	2007	$19.097	$19.249	185
	2008	$19.249	$11.225	185
	2009	$11.225	$16.118	185
	2010	$16.118	$19.972	184
	2011	$19.972	$17.851	184
	2012	$17.851	$20.048	184
	2013	$20.048	$33.631	184
	2014	$33.631	$28.363	184
	2015	$28.363	$25.050	0
	2016	$25.050	$25.912	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class II
	2007	$26.107	$21.143	2,742
	2008	$21.143	$12.823	2,697
	2009	$12.823	$16.131	2,210
	2010	$16.131	$20.459	2,078
	2011	$20.459	$21.166	1,889
	2012	$21.166	$23.960	1,834
	2013	$23.960	$23.870	1,806
	2014	$23.870	$30.249	2,525
	2015	$30.249	$30.186	2,416
	2016	$30.186	$31.493	2,322
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*
With the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (age 0-70)
Mortality & Expense = 1.95

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$15.616	$16.022	1,029
	2008	$16.022	$9.298	1,122
	2009	$9.298	$10.951	1,154
	2010	$10.951	$12.088	1,140
	2011	$12.088	$12.548	601
	2012	$12.548	$14.397	576
	2013	$14.397	$18.962	498
	2014	$18.962	$20.281	367
	2015	$20.281	$20.130	355
	2016	$20.130	$21.881	344
AB VPS Growth Portfolio - Class B
	2007	$14.684	$16.188	5,603
	2008	$16.188	$9.093	3,536
	2009	$9.093	$11.823	2,057
	2010	$11.823	$13.282	1,987
	2011	$13.282	$13.125	1,159
	2012	$13.125	$14.587	1,137
	2013	$14.587	$19.089	1,117
	2014	$19.089	$21.103	441
	2015	$21.103	$22.472	427
	2016	$22.472	$22.180	412
AB VPS International Value Portfolio - Class B
	2007	$15.648	$16.166	25,201
	2008	$16.166	$7.390	29,391
	2009	$7.390	$9.717	22,714
	2010	$9.717	$9.918	21,395
	2011	$9.918	$7.819	23,725
	2012	$7.819	$8.738	21,029
	2013	$8.738	$10.494	16,584
	2014	$10.494	$9.606	7,733
	2015	$9.606	$9.626	7,162
	2016	$9.626	$9.346	6,635
AB VPS Large Cap Growth Portfolio - Class B
	2007	$13.262	$14.743	1,544
	2008	$14.743	$8.682	1,540
	2009	$8.682	$11.649	1,534
	2010	$11.649	$12.521	830
	2011	$12.521	$11.852	830
	2012	$11.852	$13.468	0
	2013	$13.468	$18.056	0
	2014	$18.056	$20.115	0
	2015	$20.115	$21.822	0
	2016	$21.822	$21.859	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Small/Mid Cap Value Portfolio - Class B
	2007	$18.434	$18.312	23,627
	2008	$18.312	$11.514	19,407
	2009	$11.514	$16.074	11,790
	2010	$16.074	$19.913	6,446
	2011	$19.913	$17.807	5,600
	2012	$17.807	$20.644	4,481
	2013	$20.644	$27.805	2,278
	2014	$27.805	$29.644	1,898
	2015	$29.644	$27.358	1,799
	2016	$27.358	$33.412	1,698
AB VPS Value Portfolio - Class B
	2007	$12.668	$11.879	4,741
	2008	$11.879	$6.856	4,646
	2009	$6.856	$8.121	4,517
	2010	$8.121	$8.855	4,415
	2011	$8.855	$8.339	2,839
	2012	$8.339	$9.428	2,718
	2013	$9.428	$12.593	785
	2014	$12.593	$13.651	781
	2015	$13.651	$12.401	776
	2016	$12.401	$13.507	770
AllianceBernstein VPS Utility Income Portfolio - Class B
	2007	$13.192	$15.753	19,414
	2008	$15.753	$9.750	13,284
	2009	$9.750	$10.496	0
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2007	$12.921	$14.830	36,152
	2008	$14.830	$8.317	30,892
	2009	$8.317	$11.026	24,940
	2010	$11.026	$12.616	22,731
	2011	$12.616	$12.003	8,114
	2012	$12.003	$13.642	8,020
	2013	$13.642	$17.482	7,207
	2014	$17.482	$19.102	5,735
	2015	$19.102	$18.771	5,579
	2016	$18.771	$19.790	4,689
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2007	$10.175	$10.450	1,064
	2008	$10.450	$10.509	5,307
	2009	$10.509	$10.333	4,328
	2010	$10.333	$10.120	2,948
	2011	$10.120	$9.905	1,141
	2012	$9.905	$9.693	1,155
	2013	$9.693	$9.487	954
	2014	$9.487	$9.284	924
	2015	$9.284	$9.087	796
	2016	$9.087	$8.894	8,517

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth & Income Portfolio - Service Class 2
	2007	$12.204	$13.358	13,309
	2008	$13.358	$7.595	16,036
	2009	$7.595	$9.440	14,209
	2010	$9.440	$10.582	11,612
	2011	$10.582	$10.497	10,330
	2012	$10.497	$12.146	6,339
	2013	$12.146	$15.838	5,136
	2014	$15.838	$17.085	2,954
	2015	$17.085	$16.295	2,839
	2016	$16.295	$18.468	2,128
Fidelity VIP High Income Portfolio - Service Class 2
	2007	$11.341	$11.379	3,274
	2008	$11.379	$8.336	2,931
	2009	$8.336	$11.703	3,896
	2010	$11.703	$13.019	2,339
	2011	$13.019	$13.214	2,074
	2012	$13.214	$14.738	1,837
	2013	$14.738	$15.244	1,728
	2014	$15.244	$15.053	1,716
	2015	$15.053	$14.161	1,670
	2016	$14.161	$15.823	1,368
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2007	$13.273	$14.980	12,703
	2008	$14.980	$8.853	9,047
	2009	$8.853	$12.107	3,827
	2010	$12.107	$15.234	3,045
	2011	$15.234	$13.290	2,806
	2012	$13.290	$14.899	2,694
	2013	$14.899	$19.810	2,623
	2014	$19.810	$20.556	2,001
	2015	$20.556	$19.788	1,796
	2016	$19.788	$21.675	1,620
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
	2007	$11.442	$12.799	1,336
	2008	$12.799	$8.102	1,310
	2009	$8.102	$10.543	3,243
	2010	$10.543	$11.988	3,360
	2011	$11.988	$11.169	3,945
	2012	$11.169	$11.941	4,012
	2013	$11.941	$16.066	3,281
	2014	$16.066	$16.682	375
	2015	$16.682	$17.038	330
	2016	$17.038	$16.193	203
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.531	$11.589	4,611
	2008	$11.589	$8.690	4,388
	2009	$8.690	$12.135	4,013
	2010	$12.135	$13.450	3,872
	2011	$13.450	$13.763	2,527
	2012	$13.763	$15.564	2,489
	2013	$15.564	$16.423	1,704
	2014	$16.423	$16.068	1,793
	2015	$16.068	$14.289	1,898
	2016	$14.289	$16.355	1,770

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$12.885	$13.082	63,165
	2008	$13.082	$9.005	55,306
	2009	$9.005	$11.949	48,015
	2010	$11.949	$13.176	33,523
	2011	$13.176	$13.202	8,796
	2012	$13.202	$14.553	6,623
	2013	$14.553	$16.227	5,481
	2014	$16.227	$16.613	5,357
	2015	$16.613	$15.111	5,237
	2016	$15.111	$16.862	3,975
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2007	$13.656	$14.945	21,097
	2008	$14.945	$10.463	19,757
	2009	$10.463	$12.627	13,052
	2010	$12.627	$13.835	12,619
	2011	$13.835	$13.138	1,441
	2012	$13.138	$14.574	1,379
	2013	$14.574	$18.201	1,323
	2014	$18.201	$18.828	1,261
	2015	$18.828	$17.753	1,194
	2016	$17.753	$19.489	179
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.677	$13.848	18,114
	2008	$13.848	$8.523	15,250
	2009	$8.523	$10.513	13,673
	2010	$10.513	$11.440	12,339
	2011	$11.440	$11.079	4,957
	2012	$11.079	$12.385	4,602
	2013	$12.385	$15.545	3,243
	2014	$15.545	$16.296	2,328
	2015	$16.296	$15.160	2,313
	2016	$15.160	$17.219	2,150
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.706	$16.614	48,088
	2008	$16.614	$9.693	37,167
	2009	$9.693	$13.000	20,603
	2010	$13.000	$13.791	14,198
	2011	$13.791	$12.061	14,763
	2012	$12.061	$13.955	12,199
	2013	$13.955	$16.793	7,233
	2014	$16.793	$14.604	6,194
	2015	$14.604	$13.364	5,921
	2016	$13.364	$14.017	5,460
Goldman Sachs VIT Large Cap Value Fund - Institutional
	2007	$12.583	$12.344	9,295
	2008	$12.344	$8.007	8,425
	2009	$8.007	$9.271	7,063
	2010	$9.271	$10.089	5,911
	2011	$10.089	$9.177	2,598
	2012	$9.177	$10.698	2,098
	2013	$10.698	$13.948	1,256
	2014	$13.948	$15.416	1,125
	2015	$15.416	$14.420	1,112
	2016	$14.420	$15.747	978

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2007	$12.886	$12.944	16,850
	2008	$12.944	$8.016	15,939
	2009	$8.016	$10.445	11,540
	2010	$10.445	$12.777	10,029
	2011	$12.777	$11.707	3,245
	2012	$11.707	$13.572	3,078
	2013	$13.572	$17.650	1,434
	2014	$17.650	$19.616	1,382
	2015	$19.616	$17.422	1,327
	2016	$17.422	$19.358	643
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional
	2007	$12.418	$10.119	16,966
	2008	$10.119	$6.551	16,649
	2009	$6.551	$8.185	7,984
	2010	$8.185	$10.423	5,463
	2011	$10.423	$10.269	4,015
	2012	$10.269	$11.338	3,463
	2013	$11.338	$15.049	2,087
	2014	$15.049	$15.747	1,993
	2015	$15.747	$15.082	1,919
	2016	$15.082	$18.185	1,647
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
	2007	$12.407	$11.855	22,287
	2008	$11.855	$7.363	18,214
	2009	$7.363	$8.728	12,796
	2010	$8.728	$9.639	10,709
	2011	$9.639	$9.815	9,355
	2012	$9.815	$10.993	8,387
	2013	$10.993	$14.794	5,813
	2014	$14.794	$16.846	2,971
	2015	$16.846	$16.454	2,717
	2016	$16.454	$17.831	2,272
Invesco V.I. American Franchise Fund - Series II
	2007	$13.029	$14.870	11,545
	2008	$14.870	$7.404	11,459
	2009	$7.404	$12.003	10,714
	2010	$12.003	$14.044	10,645
	2011	$14.044	$12.866	10,567
	2012	$12.866	$14.277	15,920
	2013	$14.277	$19.531	14,450
	2014	$19.531	$20.675	13,502
	2015	$20.675	$21.193	13,157
	2016	$21.193	$21.159	12,269
Invesco V.I. American Value Fund - Series II
	2007	$19.359	$20.409	24,360
	2008	$20.409	$11.699	23,701
	2009	$11.699	$15.932	18,565
	2010	$15.932	$19.050	10,898
	2011	$19.050	$18.797	9,264
	2012	$18.797	$21.535	7,676
	2013	$21.535	$28.225	6,371
	2014	$28.225	$30.239	4,594
	2015	$30.239	$26.822	4,700
	2016	$26.822	$30.244	4,116

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Capital Appreciation - Series II
	2007	$13.998	$15.304	7,224
	2008	$15.304	$8.592	7,139
	2009	$8.592	$10.151	7,082
	2010	$10.151	$11.444	7,030
	2011	$11.444	$10.291	6,970
	2012	$10.291	$11.786	0
Invesco V.I. Comstock Fund - Series II
	2007	$16.559	$15.826	67,064
	2008	$15.826	$9.942	55,991
	2009	$9.942	$12.493	42,936
	2010	$12.493	$14.145	41,012
	2011	$14.145	$13.551	33,713
	2012	$13.551	$15.770	31,772
	2013	$15.770	$20.935	17,602
	2014	$20.935	$22.351	11,920
	2015	$22.351	$20.518	11,142
	2016	$20.518	$23.491	9,454
Invesco V.I. Core Equity Fund - Series II
	2007	$10.742	$11.339	4,420
	2008	$11.339	$7.731	4,394
	2009	$7.731	$9.683	4,356
	2010	$9.683	$10.352	0
	2011	$10.352	$10.102	0
	2012	$10.102	$11.231	0
	2013	$11.231	$14.170	0
	2014	$14.170	$14.955	0
	2015	$14.955	$13.757	0
	2016	$13.757	$14.812	0
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$14.435	$14.676	7,123
	2008	$14.676	$9.125	3,874
	2009	$9.125	$11.068	3,840
	2010	$11.068	$11.936	2,449
	2011	$11.936	$11.674	2,432
	2012	$11.674	$13.522	2,415
	2013	$13.522	$17.303	1,756
	2014	$17.303	$19.056	1,134
	2015	$19.056	$18.987	1,126
	2016	$18.987	$21.283	1,119
Invesco V.I. Equity and Income Fund - Series II
	2007	$14.600	$14.766	16,048
	2008	$14.766	$11.172	11,439
	2009	$11.172	$13.392	11,064
	2010	$13.392	$14.683	11,088
	2011	$14.683	$14.182	12,513
	2012	$14.182	$15.597	12,525
	2013	$15.597	$19.062	2,703
	2014	$19.062	$20.290	2,669
	2015	$20.290	$19.342	2,607
	2016	$19.342	$21.737	2,284

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$11.647	1,229
	2012	$11.647	$12.926	1,225
	2013	$12.926	$15.464	1,222
	2014	$15.464	$15.207	658
	2015	$15.207	$14.636	658
	2016	$14.636	$15.255	658
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$17.892	$18.692	5,458
	2008	$18.692	$10.776	5,432
	2009	$10.776	$12.245	5,392
	2010	$12.245	$13.407	1,233
	2011	$13.407	$14.429	0
Invesco V.I. Growth and Income Fund - Series II
	2007	$16.811	$16.865	20,746
	2008	$16.865	$11.188	15,035
	2009	$11.188	$13.588	13,217
	2010	$13.588	$14.918	12,237
	2011	$14.918	$14.269	7,886
	2012	$14.269	$15.967	7,603
	2013	$15.967	$20.902	5,576
	2014	$20.902	$22.493	4,059
	2015	$22.493	$21.282	3,689
	2016	$21.282	$24.875	3,129
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$17.902	1,425
	2014	$17.902	$17.796	1,453
	2015	$17.796	$16.828	1,442
	2016	$16.828	$18.253	1,441
Invesco V.I. High Yield Securities Fund - Series II
	2007	$12.854	$13.068	5,288
	2008	$13.068	$9.822	5,198
	2009	$9.822	$13.867	5,122
	2010	$13.867	$14.922	1,798
	2011	$14.922	$14.844	1,350
	2012	$14.844	$17.214	1,327
	2013	$17.214	$17.717	0
Invesco V.I. Income Builder Fund - Series II
	2007	$14.637	$14.732	1,481
	2008	$14.732	$10.605	1,481
	2009	10.605	12.962	1,481
	2010	12.962	14.224	1,481
	2011	14.224	15.103	0
Invesco V.I. International Growth Fund - Series II
	2011	10.000	7.883	7,280
	2012	7.883	8.890	7,013
	2013	8.890	10.328	6,582
	2014	10.328	10.116	621
	2015	10.116	9.641	583
	2016	9.641	9.369	351

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2007	$12.273	$13.124	11,018
	2008	$13.124	$9.159	4,003
	2009	$9.159	$11.639	2,038
	2010	$11.639	$12.959	1,480
	2011	$12.959	$11.858	1,221
	2012	$11.858	$12.836	1,214
	2013	$12.836	$16.136	1,209
	2014	$16.136	$16.450	639
	2015	$16.450	$15.408	567
	2016	$15.408	$17.064	48
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$16.057	$18.477	2,866
	2008	$18.477	$9.612	1,800
	2009	$9.612	$14.710	1,651
	2010	$14.710	$18.321	1,394
	2011	$18.321	$16.251	1,281
	2012	$16.251	$17.752	1,204
	2013	$17.752	$23.731	1,142
	2014	$23.731	$25.009	1,029
	2015	$25.009	$24.729	829
	2016	$24.729	$24.340	595
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$14.981	$15.392	25,229
	2008	$15.392	$9.449	18,027
	2009	$9.449	$11.656	14,902
	2010	$11.656	$13.071	12,451
	2011	$13.071	$12.988	11,718
	2012	$12.988	$14.681	16,895
	2013	$14.681	$18.901	7,444
	2014	$18.901	$20.893	2,333
	2015	$20.893	$20.604	2,171
	2016	$20.604	$22.423	1,764
Invesco V.I. Value Opportunities Fund - Series II
	2007	$15.893	$15.763	14,436
	2008	$15.763	$7.419	7,722
	2009	$7.419	$10.726	6,938
	2010	$10.726	$11.225	3,029
	2011	$11.225	$10.612	2,496
	2012	$10.612	$12.218	2,462
	2013	$12.218	$15.935	2,372
	2014	$15.935	$16.590	1,114
	2015	$16.590	$14.505	1,156
	2016	$14.505	$16.739	1,114
Invesco Van Kampen V.I. International Growth Equity Fund - Series II
	2007	$10.698	$11.961	1,805
	2008	$11.961	$6.025	2,166
	2009	$6.025	$8.051	4,632
	2010	$8.051	$8.658	6,374
	2011	$8.658	$9.412	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$17.701	$20.791	5,124
	2008	$20.791	$13.541	4,825
	2009	$13.541	$15.746	4,128
	2010	$15.746	$16.449	783
	2011	$16.449	$18.644	780
	2012	$18.644	$21.608	777
	2013	$21.608	$24.856	40
	2014	$24.856	$26.241	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$16.939	$19.788	423
	2008	$19.788	$9.875	418
	2009	$9.875	$16.338	415
	2010	$16.338	$20.103	412
	2011	$20.103	$18.179	0
	2012	$18.179	$19.855	0
	2013	$19.855	$21.031	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$18.720	$21.128	707
	2008	$21.128	$11.817	703
	2009	$11.817	$14.734	697
	2010	$14.734	$15.423	0
	2011	$15.423	$13.606	0
	2012	$13.606	$15.732	0
	2013	$15.732	$19.584	0
	2014	$19.584	$17.369	0
	2015	$17.369	$16.080	0
	2016	$16.080	$15.305	0
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$16.612	$18.967	0
	2008	$18.967	$10.401	0
	2009	$10.401	$9.918	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$10.962	$11.341	53,457
	2008	$11.341	$10.087	39,558
	2009	$10.087	$12.072	37,915
	2010	$12.072	$12.878	31,616
	2011	$12.878	$13.197	21,817
	2012	$13.197	$14.700	19,322
	2013	$14.700	$14.502	17,556
	2014	$14.502	$15.241	15,153
	2015	$15.241	$14.583	14,779
	2016	$14.583	$15.226	13,476
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	9.974	10.032	25,675
	2008	10.032	8.324	20,027
	2009	8.324	8.598	17,764
	2010	8.598	8.601	17,690
	2011	8.601	8.624	17,615
	2012	8.624	8.696	16,679
	2013	8.696	8.518	16,605
	2014	8.518	8.406	17,156
	2015	8.406	8.200	16,991
	2016	8.200	8.410	16,263

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$9.968	$10.209	20,634
	2008	$10.209	$10.210	13,168
	2009	$10.210	$9.993	15,214
	2010	$9.993	$9.780	15,360
	2011	$9.780	$9.572	15,013
	2012	$9.572	$9.368	15,333
	2013	$9.368	$9.168	13,690
	2014	$9.168	$8.973	8,253
	2015	$8.973	$8.782	7,969
	2016	$8.782	$8.720	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$15.042	$17.550	3,902
	2008	$17.550	$8.974	3,552
	2009	$8.974	$15.004	2,969
	2010	$15.004	$18.710	1,318
	2011	$18.710	$17.035	712
	2012	$17.035	$18.686	708
	2013	$18.686	$27.498	530
	2014	$27.498	$28.374	527
	2015	$28.374	$30.082	476
	2016	$30.082	$28.367	531
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$15.313	$16.238	5,444
	2008	$16.238	$12.045	3,476
	2009	$12.045	$14.078	3,445
	2010	$14.078	$14.672	121
	2011	$14.672	$13.191	120
	2012	$13.191	$13.770	119
	2013	$13.770	$14.632	0
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
	2007	$9.462	$11.401	0
	2008	$11.401	$6.264	0
	2009	$6.264	$8.681	355
	2010	$8.681	$10.555	352
	2011	$10.555	$9.550	232
	2012	$9.550	$9.824	230
	2013	$9.824	$8.199	229
	2014	$8.199	$6.530	228
	2015	$6.530	$4.750	227
	2016	$4.750	$5.340	225
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
	2007	$10.670	$11.039	0
	2008	$11.039	$9.218	0
	2009	$9.218	$11.769	146
	2010	$11.769	$12.905	145
	2011	$12.905	$13.415	145
	2012	$13.415	$15.458	144
	2013	$15.458	$14.062	144
	2014	$14.062	$13.954	143
	2015	$13.954	$13.336	142
	2016	$13.336	$14.774	141

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Real Return Portfolio - Advisor Shares
	2007	$10.087	$10.914	118
	2008	$10.914	$9.918	1,232
	2009	$9.918	$11.480	3,862
	2010	$11.480	$12.134	3,777
	2011	$12.134	$13.248	2,834
	2012	$13.248	$14.085	3,721
	2013	$14.085	$12.500	2,105
	2014	$12.500	$12.598	2,004
	2015	$12.598	$11.983	1,885
	2016	$11.983	$12.325	1,773
PIMCO Total Return Portfolio - Advisor Shares
	2007	$10.269	$10.918	6,040
	2008	$10.918	$11.188	3,054
	2009	$11.188	$12.477	11,679
	2010	$12.477	$13.188	8,430
	2011	$13.188	$13.359	5,303
	2012	$13.359	$14.314	5,505
	2013	$14.314	$13.719	6,808
	2014	$13.719	$13.986	3,793
	2015	$13.986	$13.734	3,577
	2016	$13.734	$13.787	2,749
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$7.866	9,285
	2010	$7.866	$8.668	8,102
	2011	$8.668	$8.646	7,267
	2012	$8.646	$10.094	6,188
	2013	$10.094	$13.080	5,498
	2014	$13.080	$14.421	3,185
	2015	$14.421	$13.683	3,069
	2016	$13.683	$15.218	2,327
Putnam VT George Putnam Balanced Fund - Class IB
	2007	$13.312	$13.150	4,625
	2008	$13.150	$7.628	3,751
	2009	$7.628	$9.378	3,723
	2010	$9.378	$10.171	3,492
	2011	$10.171	$10.229	0
	2012	$10.229	$11.264	0
	2013	$11.264	$13.018	0
	2014	$13.018	$14.100	0
	2015	$14.100	$13.642	0
	2016	$13.642	$14.420	0
Putnam VT Growth and Income Fund - Class IB
	2007	$15.557	$14.303	3,020
	2008	$14.303	$8.580	649
	2009	$8.580	$10.900	644
	2010	$10.900	$12.200	639
	2011	$12.200	$11.385	635
	2012	$11.385	$13.273	631
	2013	$13.273	$17.624	0
	2014	$17.624	$19.098	0
	2015	$19.098	$17.282	0
	2016	$17.282	$19.453	0
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.048	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT International Equity Fund - Class IB
	2007	$19.688	$20.876	2,581
	2008	$20.876	$11.450	2,225
	2009	$11.450	$13.965	2,095
	2010	$13.965	$15.037	1,991
	2011	$15.037	$12.223	119
	2012	$12.223	$14.583	118
	2013	$14.583	$18.277	118
	2014	$18.277	$16.673	117
	2015	$16.673	$16.339	116
	2016	$16.339	$15.598	116
Putnam VT Investors Fund - Class IB
	2007	$15.854	$14.712	0
	2008	$14.712	$8.703	0
	2009	$8.703	$11.142	0
	2010	$11.142	$12.421	0
	2011	$12.421	$12.161	0
	2012	$12.161	$13.903	0
	2013	$13.903	$18.385	0
	2014	$18.385	$20.494	0
	2015	$20.494	$19.619	0
	2016	$19.619	$21.514	0
Putnam VT New Value Fund - Class IB
	2007	$12.358	$11.501	9,518
	2008	$11.501	$6.217	9,982
	2009	$6.217	$5.850	0
Putnam VT Voyager Fund - Class IB
	2007	$12.818	$13.235	8,288
	2008	$13.235	$8.155	4,749
	2009	$8.155	$13.080	4,205
	2010	$13.080	$15.462	3,538
	2011	$15.462	$12.431	133
	2012	$12.431	$13.895	132
	2013	$13.895	$19.544	132
	2014	$19.544	$20.985	0
	2015	$20.985	$19.280	0
	2016	$19.280	$19.264	0
UIF Emerging Markets Debt Portfolio, Class II
	2007	$14.427	$15.019	2,709
	2008	$15.019	$12.496	2,007
	2009	$12.496	$15.911	860
	2010	$15.911	$17.088	857
	2011	$17.088	$17.874	853
	2012	$17.874	$20.618	850
	2013	$20.618	$18.410	29
	2014	$18.410	$18.536	29
	2015	$18.536	$17.926	29
	2016	$17.926	$19.400	29

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class II
	2007	$31.362	$43.104	3,423
	2008	$43.104	$18.246	3,351
	2009	$18.246	$30.375	3,544
	2010	$30.375	$35.358	2,260
	2011	$35.358	$28.292	1,732
	2012	$28.292	$33.178	2,722
	2013	$33.178	$32.110	713
	2014	$32.110	$29.992	712
	2015	$29.992	$26.207	719
	2016	$26.207	$27.346	712
UIF Global Franchise Portfolio, Class II
	2007	$17.516	$18.816	18,546
	2008	$18.816	$13.084	16,281
	2009	$13.084	$16.590	15,011
	2010	$16.590	$18.515	13,083
	2011	$18.515	$19.760	8,590
	2012	$19.760	$22.351	7,686
	2013	$22.351	$26.173	2,912
	2014	$26.173	$26.768	2,233
	2015	$26.768	$27.820	2,172
	2016	$27.820	$28.702	1,748
UIF Global Infrastructure - Class II
	2014	$10.000	$28.041	39
	2015	$28.041	$23.631	39
	2016	$23.631	$26.588	39
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$15.889	119
	2014	$15.889	$15.860	0
	2015	$15.860	$14.507	0
	2016	$14.507	$14.977	0
UIF Growth Portfolio, Class II
	2007	$14.059	$16.737	840
	2008	$16.737	$8.296	662
	2009	$8.296	$13.407	657
	2010	$13.407	$16.088	652
	2011	$16.088	$15.265	2,416
	2012	$15.265	$17.037	644
	2013	$17.037	$24.629	0
	2014	$24.629	$25.570	0
	2015	$25.570	$28.018	0
	2016	$28.018	$26.893	0
UIF Mid Cap Growth Portfolio, Class II
	2007	$19.007	$22.804	7,715
	2008	$22.804	$11.868	7,174
	2009	$11.868	$18.276	5,710
	2010	$18.276	$23.657	2,678
	2011	$23.657	$21.491	3,472
	2012	$21.491	$22.815	2,881
	2013	$22.815	$30.696	2,549
	2014	$30.696	$30.592	1,368
	2015	$30.592	$28.144	1,357
	2016	$28.144	$25.108	1,353

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Small Company Growth Portfolio, Class II
	2007	$19.061	$19.203	3,444
	2008	$19.203	$11.193	2,442
	2009	$11.193	$16.063	1,544
	2010	$16.063	$19.894	1,521
	2011	$19.894	$17.772	1,540
	2012	$17.772	$19.949	868
	2013	$19.949	$33.448	804
	2014	$33.448	$28.194	842
	2015	$28.194	$24.889	852
	2016	$24.889	$25.732	865
UIF U.S. Real Estate Portfolio, Class II
	2007	$26.058	$21.093	5,001
	2008	$21.093	$12.785	4,609
	2009	$12.785	$16.077	4,168
	2010	$16.077	$20.379	3,383
	2011	$20.379	$21.073	1,751
	2012	$21.073	$23.842	1,731
	2013	$23.842	$23.740	1,163
	2014	$23.740	$30.069	1,013
	2015	$30.069	$29.992	997
	2016	$29.992	$31.274	992
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*
With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option
Mortality & Expense = 2.0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$15.586	$15.984	239,660
	2008	$15.984	$9.271	187,823
	2009	$9.271	$10.914	169,365
	2010	$10.914	$12.041	150,816
	2011	$12.041	$12.493	125,694
	2012	$12.493	$14.326	110,487
	2013	$14.326	$18.859	91,335
	2014	$18.859	$20.160	73,885
	2015	$20.160	$20.000	60,386
	2016	$20.000	$21.729	50,957
AB VPS Growth Portfolio - Class B
	2007	$14.657	$16.149	96,224
	2008	$16.149	$9.067	67,151
	2009	$9.067	$11.783	62,198
	2010	$11.783	$13.230	57,546
	2011	$13.230	$13.067	47,309
	2012	$13.067	$14.515	40,633
	2013	$14.515	$18.986	27,896
	2014	$18.986	$20.977	22,151
	2015	$20.977	$22.327	16,684
	2016	$22.327	$22.026	13,934
AB VPS International Value Portfolio - Class B
	2007	$15.635	$16.144	123,743
	2008	$16.144	$7.376	114,585
	2009	$7.376	$9.694	102,356
	2010	$9.694	$9.889	85,660
	2011	$9.889	$7.793	84,699
	2012	$7.793	$8.703	73,409
	2013	$8.703	$10.448	58,861
	2014	$10.448	$9.559	46,804
	2015	$9.559	$9.574	39,287
	2016	$9.574	$9.290	39,037
AB VPS Large Cap Growth Portfolio - Class B
	2007	$13.237	$14.708	49,147
	2008	$14.708	$8.657	37,492
	2009	$8.657	$11.609	32,457
	2010	$11.609	$12.472	28,850
	2011	$12.472	$11.800	26,336
	2012	$11.800	$13.401	24,201
	2013	$13.401	$17.958	21,865
	2014	$17.958	$19.996	19,895
	2015	$19.996	$21.681	16,182
	2016	$21.681	$21.707	15,489

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Small/Mid Cap Value Portfolio - Class B
	2007	$18.399	$18.269	180,464
	2008	$18.269	$11.481	118,859
	2009	$11.481	$16.019	101,466
	2010	$16.019	$19.835	82,113
	2011	$19.835	$17.729	69,161
	2012	$17.729	$20.542	59,964
	2013	$20.542	$27.654	48,003
	2014	$27.654	$29.468	37,428
	2015	$29.468	$27.182	31,342
	2016	$27.182	$33.180	27,673
AB VPS Value Portfolio - Class B
	2007	$12.657	$11.863	13,435
	2008	$11.863	$6.844	10,921
	2009	$6.844	$8.102	29,353
	2010	$8.102	$8.830	26,939
	2011	$8.830	$8.310	8,403
	2012	$8.310	$9.391	6,140
	2013	$9.391	$12.537	5,071
	2014	$12.537	$13.584	4,562
	2015	$13.584	$12.334	4,152
	2016	$12.334	$13.427	4,021
AllianceBernstein VPS Utility Income Portfolio - Class B
	2007	$13.180	$15.732	27,774
	2008	$15.732	$9.731	28,934
	2009	$9.731	$10.473	0
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2007	$12.910	$14.810	197,168
	2008	$14.810	$8.301	169,001
	2009	$8.301	$10.999	140,575
	2010	$10.999	$12.580	130,424
	2011	$12.580	$11.962	95,465
	2012	$11.962	$13.588	95,279
	2013	$13.588	$17.405	71,801
	2014	$17.405	$19.007	70,514
	2015	$19.007	$18.668	56,642
	2016	$18.668	$19.672	46,473
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2007	$10.172	$10.441	15,509
	2008	$10.441	$10.495	105,926
	2009	$10.495	$10.314	61,696
	2010	$10.314	$10.095	54,685
	2011	$10.095	$9.876	58,475
	2012	$9.876	$9.660	54,364
	2013	$9.660	$9.449	27,749
	2014	$9.449	$9.243	23,281
	2015	$9.243	$9.042	26,075
	2016	$9.042	$8.846	160,498

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth & Income Portfolio - Service Class 2
	2007	$12.194	$13.340	45,699
	2008	$13.340	$7.580	40,155
	2009	$7.580	$9.417	34,028
	2010	$9.417	$10.551	36,213
	2011	$10.551	$10.461	30,648
	2012	$10.461	$12.098	31,315
	2013	$12.098	$15.768	32,113
	2014	$15.768	$17.000	23,801
	2015	$17.000	$16.206	18,368
	2016	$16.206	$18.358	17,704
Fidelity VIP High Income Portfolio - Service Class 2
	2007	$11.331	$11.364	31,114
	2008	$11.364	$8.320	28,711
	2009	$8.320	$11.675	25,485
	2010	$11.675	$12.981	23,344
	2011	$12.981	$13.169	17,981
	2012	$13.169	$14.680	11,658
	2013	$14.680	$15.177	11,149
	2014	$15.177	$14.979	9,320
	2015	$14.979	$14.084	8,722
	2016	$14.084	$15.729	8,366
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2007	$13.262	$14.959	59,819
	2008	$14.959	$8.836	36,133
	2009	$8.836	$12.078	34,095
	2010	$12.078	$15.190	30,708
	2011	$15.190	$13.245	23,772
	2012	$13.245	$14.841	18,490
	2013	$14.841	$19.723	16,304
	2014	$19.723	$20.454	16,481
	2015	$20.454	$19.681	15,742
	2016	$19.681	$21.546	13,419
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
	2007	$11.432	$12.782	18,602
	2008	$12.782	$8.087	18,607
	2009	$8.087	$10.518	17,686
	2010	$10.518	$11.953	15,958
	2011	$11.953	$11.130	16,145
	2012	$11.130	$11.895	19,056
	2013	$11.895	$15.995	15,516
	2014	$15.995	$16.600	12,710
	2015	$16.600	$16.945	9,876
	2016	$16.945	$16.096	7,874
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.515	$11.568	52,208
	2008	$11.568	$8.669	36,816
	2009	$8.669	$12.100	40,274
	2010	$12.100	$13.404	38,350
	2011	$13.404	$13.709	31,133
	2012	$13.709	$15.495	27,691
	2013	$15.495	$16.342	23,386
	2014	$16.342	$15.980	24,643
	2015	$15.980	$14.204	21,069
	2016	$14.204	$16.249	18,183

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$12.868	$13.057	222,210
	2008	$13.057	$8.984	147,196
	2009	$8.984	$11.915	124,837
	2010	$11.915	$13.131	109,967
	2011	$13.131	$13.150	97,622
	2012	$13.150	$14.489	90,271
	2013	$14.489	$16.147	72,204
	2014	$16.147	$16.523	55,942
	2015	$16.523	$15.021	42,715
	2016	$15.021	$16.753	41,557
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2007	$13.644	$14.925	28,427
	2008	$14.925	$10.444	25,708
	2009	$10.444	$12.597	26,403
	2010	$12.597	$13.794	26,484
	2011	$13.794	$13.094	24,539
	2012	$13.094	$14.517	17,616
	2013	$14.517	$18.120	18,255
	2014	$18.120	$18.735	15,230
	2015	$18.735	$17.656	9,288
	2016	$17.656	$19.373	8,236
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.658	$13.822	155,420
	2008	$13.822	$8.502	101,397
	2009	$8.502	$10.482	94,109
	2010	$10.482	$11.401	89,044
	2011	$11.401	$11.035	69,702
	2012	$11.035	$12.330	56,783
	2013	$12.330	$15.469	40,978
	2014	$15.469	$16.208	33,702
	2015	$16.208	$15.070	26,959
	2016	$15.070	$17.108	25,279
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.686	$16.583	147,468
	2008	$16.583	$9.670	110,661
	2009	$9.670	$12.962	86,751
	2010	$12.962	$13.744	82,261
	2011	$13.744	$12.014	67,375
	2012	$12.014	$13.893	54,017
	2013	$13.893	$16.710	50,469
	2014	$16.710	$14.525	38,882
	2015	$14.525	$13.284	30,156
	2016	$13.284	$13.926	26,564
Goldman Sachs VIT Large Cap Value Fund - Institutional
	2007	$12.573	$12.327	37,122
	2008	$12.327	$7.992	29,307
	2009	$7.992	$9.249	25,690
	2010	$9.249	$10.060	19,407
	2011	$10.060	$9.146	20,461
	2012	$9.146	$10.656	15,733
	2013	$10.656	$13.887	18,290
	2014	$13.887	$15.340	14,117
	2015	$15.340	$14.342	10,769
	2016	$14.342	$15.653	7,295

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2007	$12.875	$12.926	47,948
	2008	$12.926	$8.001	32,717
	2009	$8.001	$10.420	27,185
	2010	$10.420	$12.740	23,558
	2011	$12.740	$11.667	19,988
	2012	$11.667	$13.519	18,564
	2013	$13.519	$17.572	16,148
	2014	$17.572	$19.520	9,210
	2015	$19.520	$17.327	7,746
	2016	$17.327	$19.242	5,075
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional
	2007	$12.407	$10.106	70,057
	2008	$10.106	$6.539	51,695
	2009	$6.539	$8.166	46,668
	2010	$8.166	$10.393	40,834
	2011	$10.393	$10.234	27,806
	2012	$10.234	$11.294	24,711
	2013	$11.294	$14.982	22,475
	2014	$14.982	$15.669	14,437
	2015	$15.669	$15.000	13,170
	2016	$15.000	$18.077	10,088
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
	2007	$12.397	$11.839	43,162
	2008	$11.839	$7.349	38,912
	2009	$7.349	$8.708	34,505
	2010	$8.708	$9.611	30,050
	2011	$9.611	$9.781	25,644
	2012	$9.781	$10.950	21,077
	2013	$10.950	$14.728	15,775
	2014	$14.728	$16.763	9,675
	2015	$16.763	$16.364	8,892
	2016	$16.364	$17.725	8,463
Invesco V.I. American Franchise Fund - Series II
	2007	$13.004	$14.835	105,360
	2008	$14.835	$7.383	91,914
	2009	$7.383	$11.962	79,520
	2010	$11.962	$13.989	62,793
	2011	$13.989	$12.809	47,622
	2012	$12.809	$14.206	43,659
	2013	$14.206	$19.425	37,957
	2014	$19.425	$20.552	30,460
	2015	$20.552	$21.056	20,450
	2016	$21.056	$21.012	15,896
Invesco V.I. American Value Fund - Series II
	2007	$19.322	$20.360	256,344
	2008	$20.360	$11.665	204,124
	2009	$11.665	$15.878	171,970
	2010	$15.878	$18.975	143,579
	2011	$18.975	$18.714	124,469
	2012	$18.714	$21.429	105,265
	2013	$21.429	$28.072	83,055
	2014	$28.072	$30.059	63,153
	2015	$30.059	$26.649	53,643
	2016	$26.649	$30.034	50,738

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Capital Appreciation - Series II
	2007	$13.972	$15.268	14,809
	2008	$15.268	$8.567	13,998
	2009	$8.567	$10.116	13,428
	2010	$10.116	$11.399	9,420
	2011	$11.399	$10.245	8,282
	2012	$10.245	$11.732	0
Invesco V.I. Comstock Fund - Series II
	2007	$16.529	$15.788	837,644
	2008	$15.788	$9.913	623,013
	2009	$9.913	$12.451	532,205
	2010	$12.451	$14.090	461,065
	2011	$14.090	$13.491	380,276
	2012	$13.491	$15.692	321,060
	2013	$15.692	$20.821	257,976
	2014	$20.821	$22.219	212,685
	2015	$22.219	$20.386	181,465
	2016	$20.386	$23.328	164,632
Invesco V.I. Core Equity Fund - Series II
	2007	$10.738	$11.329	42,300
	2008	$11.329	$7.721	22,600
	2009	$7.721	$9.665	18,698
	2010	$9.665	$10.328	17,552
	2011	$10.328	$10.072	13,349
	2012	$10.072	$11.192	12,280
	2013	$11.192	$14.115	10,902
	2014	$14.115	$14.889	10,334
	2015	$14.889	$13.689	8,710
	2016	$13.689	$14.731	7,916
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$14.408	$14.641	301,052
	2008	$14.641	$9.099	215,314
	2009	$9.099	$11.030	187,716
	2010	$11.030	$11.889	170,640
	2011	$11.889	$11.622	145,389
	2012	$11.622	$13.455	132,529
	2013	$13.455	$17.209	115,495
	2014	$17.209	$18.943	95,373
	2015	$18.943	$18.864	79,760
	2016	$18.864	$21.135	75,441
Invesco V.I. Equity and Income Fund - Series II
	2007	$14.573	$14.731	205,573
	2008	$14.731	$11.140	135,805
	2009	$11.140	$13.347	127,716
	2010	$13.347	$14.625	114,346
	2011	$14.625	$14.120	119,101
	2012	$14.120	$15.520	101,411
	2013	$15.520	$18.958	87,952
	2014	$18.958	$20.169	78,268
	2015	$20.169	$19.217	74,834
	2016	$19.217	$21.586	71,804

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$11.596	35,488
	2012	$11.596	$12.862	30,806
	2013	$12.862	$15.380	28,063
	2014	$15.380	$15.116	22,511
	2015	$15.116	$14.541	18,735
	2016	$14.541	$15.149	17,390
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$17.859	$18.647	74,726
	2008	$18.647	$10.745	58,340
	2009	$10.745	$12.203	46,846
	2010	$12.203	$13.354	41,410
	2011	$13.354	$14.370	0
Invesco V.I. Growth and Income Fund - Series II
	2007	$16.780	$16.825	423,444
	2008	$16.825	$11.155	308,714
	2009	$11.155	$13.541	270,755
	2010	$13.541	$14.860	244,942
	2011	$14.860	$14.206	198,974
	2012	$14.206	$15.888	175,076
	2013	$15.888	$20.788	147,253
	2014	$20.788	$22.359	121,644
	2015	$22.359	$21.145	108,326
	2016	$21.145	$24.701	102,506
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$17.804	42,714
	2014	$17.804	$17.691	41,254
	2015	$17.691	$16.720	28,636
	2016	$16.720	$18.126	23,483
Invesco V.I. High Yield Securities Fund - Series II
	2007	$12.830	$13.037	132,897
	2008	$13.037	$9.794	78,759
	2009	$9.794	$13.820	70,244
	2010	$13.820	$14.863	60,481
	2011	$14.863	$14.779	54,098
	2012	$14.779	$17.129	45,799
	2013	$17.129	$17.627	0
Invesco V.I. Income Builder Fund - Series II
	2007	$14.610	$14.697	114,959
	2008	$14.697	$10.574	36,377
	2009	$10.574	$12.917	27,690
	2010	$12.917	$14.168	25,632
	2011	$14.168	$15.042	0
Invesco V.I. International Growth Fund - Series II
	2011	$10.000	$7.860	17,690
	2012	$7.860	$8.860	14,238
	2013	$8.860	$10.288	11,885
	2014	$10.288	$10.072	11,158
	2015	$10.072	$9.593	10,516
	2016	$9.593	$9.318	10,711

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2007	$12.256	$13.099	25,004
	2008	$13.099	$9.137	17,701
	2009	$9.137	$11.605	17,271
	2010	$11.605	$12.915	17,035
	2011	$12.915	$11.811	16,517
	2012	$11.811	$12.779	15,769
	2013	$12.779	$16.057	4,648
	2014	$16.057	$16.360	4,427
	2015	$16.360	$15.317	2,659
	2016	$15.317	$16.954	2,595
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$16.027	$18.433	30,347
	2008	$18.433	$9.585	26,141
	2009	$9.585	$14.660	27,036
	2010	$14.660	$18.250	23,467
	2011	$18.250	$16.180	24,045
	2012	$16.180	$17.664	21,108
	2013	$17.664	$23.602	15,298
	2014	$23.602	$24.861	11,665
	2015	$24.861	$24.570	9,800
	2016	$24.570	$24.170	13,003
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$14.953	$15.355	542,826
	2008	$15.355	$9.421	424,571
	2009	$9.421	$11.617	383,005
	2010	$11.617	$13.020	336,174
	2011	$13.020	$12.931	304,464
	2012	$12.931	$14.609	255,809
	2013	$14.609	$18.798	196,834
	2014	$18.798	$20.768	164,246
	2015	$20.768	$20.471	129,850
	2016	$20.471	$22.267	126,444
Invesco V.I. Value Opportunities Fund - Series II
	2007	$15.863	$15.725	89,265
	2008	$15.725	$7.397	83,058
	2009	$7.397	$10.689	67,911
	2010	$10.689	$11.181	60,305
	2011	$11.181	$10.565	54,114
	2012	$10.565	$12.158	43,890
	2013	$12.158	$15.848	37,884
	2014	$15.848	$16.491	29,884
	2015	$16.491	$14.411	27,055
	2016	$14.411	$16.623	23,656
Invesco Van Kampen V.I. International Growth Equity Fund - Series II
	2007	$10.695	$11.951	16,415
	2008	$11.951	$6.017	21,446
	2009	$6.017	$8.036	18,506
	2010	$8.036	$8.638	18,360
	2011	$8.638	$9.388	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$17.668	$20.742	40,381
	2008	$20.742	$13.501	27,248
	2009	$13.501	$15.693	21,853
	2010	$15.693	$16.385	17,479
	2011	$16.385	$18.562	12,845
	2012	$18.562	$21.502	11,422
	2013	$21.502	$24.721	9,080
	2014	$24.721	$26.094	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$16.908	$19.741	43,043
	2008	$19.741	$9.847	35,522
	2009	$9.847	$16.283	28,917
	2010	$16.283	$20.024	23,471
	2011	$20.024	$18.099	21,292
	2012	$18.099	$19.758	20,390
	2013	$19.758	$20.924	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$18.685	$21.078	70,122
	2008	$21.078	$11.783	48,437
	2009	$11.783	$14.684	42,739
	2010	$14.684	$15.362	33,381
	2011	$15.362	$13.546	29,089
	2012	$13.546	$15.654	25,059
	2013	$15.654	$19.477	21,443
	2014	$19.477	$17.266	18,072
	2015	$17.266	$15.977	15,763
	2016	$15.977	$15.198	15,148
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$16.581	$18.922	22,449
	2008	$18.922	$10.371	11,269
	2009	$10.371	$9.888	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$10.942	$11.314	539,224
	2008	$11.314	$10.058	381,679
	2009	$10.058	$12.031	341,686
	2010	$12.031	$12.828	305,259
	2011	$12.828	$13.139	254,012
	2012	$13.139	$14.627	202,819
	2013	$14.627	$14.423	187,358
	2014	$14.423	$15.151	149,728
	2015	$15.151	$14.489	123,524
	2016	$14.489	$15.120	120,856
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$9.955	$10.008	441,319
	2008	$10.008	$8.300	315,812
	2009	$8.300	$8.569	276,457
	2010	$8.569	$8.567	243,713
	2011	$8.567	$8.586	208,390
	2012	$8.586	$8.653	194,924
	2013	$8.653	$8.472	168,287
	2014	$8.472	$8.356	145,575
	2015	$8.356	$8.147	124,754
	2016	$8.147	$8.351	109,525

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$9.950	$10.185	344,013
	2008	$10.185	$10.180	435,889
	2009	$10.180	$9.959	275,219
	2010	$9.959	$9.742	248,763
	2011	$9.742	$9.530	246,563
	2012	$9.530	$9.321	256,923
	2013	$9.321	$9.118	184,537
	2014	$9.118	$8.919	156,173
	2015	$8.919	$8.725	128,033
	2016	$8.725	$8.662	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$15.014	$17.509	210,705
	2008	$17.509	$8.948	193,466
	2009	$8.948	$14.953	143,445
	2010	$14.953	$18.637	121,747
	2011	$18.637	$16.960	103,575
	2012	$16.960	$18.594	95,231
	2013	$18.594	$27.348	99,247
	2014	$27.348	$28.206	85,606
	2015	$28.206	$29.888	69,286
	2016	$29.888	$28.169	58,360
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$15.284	$16.199	405,124
	2008	$16.199	$12.010	365,529
	2009	$12.010	$14.030	327,584
	2010	$14.030	$14.615	309,324
	2011	$14.615	$13.133	252,241
	2012	$13.133	$13.702	224,300
	2013	$13.702	$14.557	0
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
	2007	$9.458	$11.391	2,207
	2008	$11.391	$6.255	3,428
	2009	$6.255	$8.664	15,674
	2010	$8.664	$10.530	15,488
	2011	$10.530	$9.523	18,575
	2012	$9.523	$9.791	17,229
	2013	$9.791	$8.167	16,587
	2014	$8.167	$6.501	13,459
	2015	$6.501	$4.727	5,155
	2016	$4.727	$5.311	3,295
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
	2007	$10.666	$11.029	158
	2008	$11.029	$9.206	156
	2009	$9.206	$11.747	6,709
	2010	$11.747	$12.874	8,503
	2011	$12.874	$13.376	8,532
	2012	$13.376	$15.405	3,778
	2013	$15.405	$14.006	4,302
	2014	$14.006	$13.892	3,300
	2015	$13.892	$13.270	3,312
	2016	$13.270	$14.693	2,135

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Real Return Portfolio - Advisor Shares
	2007	$10.084	$10.905	59,629
	2008	$10.905	$9.905	20,223
	2009	$9.905	$11.459	32,937
	2010	$11.459	$12.105	54,777
	2011	$12.105	$13.210	54,787
	2012	$13.210	$14.037	39,502
	2013	$14.037	$12.451	30,234
	2014	$12.451	$12.543	6,416
	2015	$12.543	$11.924	6,102
	2016	$11.924	$12.258	5,465
PIMCO Total Return Portfolio - Advisor Shares
	2007	$10.265	$10.908	88,914
	2008	$10.908	$11.173	64,994
	2009	$11.173	$12.453	108,203
	2010	$12.453	$13.157	116,974
	2011	$13.157	$13.321	108,790
	2012	$13.321	$14.265	80,018
	2013	$14.265	$13.665	68,836
	2014	$13.665	$13.924	39,107
	2015	$13.924	$13.666	34,626
	2016	$13.666	$13.712	27,302
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$7.847	35,687
	2010	$7.847	$8.643	29,714
	2011	$8.643	$8.617	34,408
	2012	$8.617	$10.054	28,423
	2013	$10.054	$13.022	23,217
	2014	$13.022	$14.350	14,357
	2015	$14.350	$13.608	13,688
	2016	$13.608	$15.127	10,326
Putnam VT George Putnam Balanced Fund - Class IB
	2007	$13.287	$13.119	30,728
	2008	$13.119	$7.606	8,110
	2009	$7.606	$9.346	7,592
	2010	$9.346	$10.131	5,567
	2011	$10.131	$10.184	4,512
	2012	$10.184	$11.209	4,480
	2013	$11.209	$12.947	3,637
	2014	$12.947	$14.016	4,324
	2015	$14.016	$13.554	4,260
	2016	$13.554	$14.320	3,990
Putnam VT Growth and Income Fund - Class IB
	2007	$15.528	$14.269	26,324
	2008	$14.269	$8.555	17,931
	2009	$8.555	$10.863	16,122
	2010	$10.863	$12.152	14,260
	2011	$12.152	$11.335	12,468
	2012	$11.335	$13.208	10,960
	2013	$13.208	$17.528	24,098
	2014	$17.528	$18.984	8,517
	2015	$18.984	$17.171	7,998
	2016	$17.171	$19.318	6,334
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.048	58,598

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT International Equity Fund - Class IB
	2007	$19.651	$20.827	148,946
	2008	$20.827	$11.417	119,418
	2009	$11.417	$13.918	108,889
	2010	$13.918	$14.978	100,114
	2011	$14.978	$12.169	93,347
	2012	$12.169	$14.511	79,992
	2013	$14.511	$18.177	58,179
	2014	$18.177	$16.574	48,584
	2015	$16.574	$16.234	41,067
	2016	$16.234	$15.490	34,303
Putnam VT Investors Fund - Class IB
	2007	$15.825	$14.676	4,661
	2008	$14.676	$8.678	3,060
	2009	$8.678	$11.104	2,294
	2010	$11.104	$12.373	1,935
	2011	$12.373	$12.107	1,913
	2012	$12.107	$13.834	664
	2013	$13.834	$18.285	653
	2014	$18.285	$20.372	151
	2015	$20.372	$19.492	143
	2016	$19.492	$21.365	136
Putnam VT New Value Fund - Class IB
	2007	$12.348	$11.485	39,361
	2008	$11.485	$6.206	42,879
	2009	$6.206	$5.838	0
Putnam VT Voyager Fund - Class IB
	2007	$12.794	$13.203	108,797
	2008	$13.203	$8.131	90,319
	2009	$8.131	$13.035	89,941
	2010	$13.035	$15.402	59,189
	2011	$15.402	$12.376	65,292
	2012	$12.376	$13.827	59,286
	2013	$13.827	$19.437	47,835
	2014	$19.437	$20.860	37,098
	2015	$20.860	$19.156	32,816
	2016	$19.156	$19.131	0
UIF Emerging Markets Debt Portfolio, Class II
	2007	$14.400	$14.984	53,383
	2008	$14.984	$12.460	36,335
	2009	$12.460	$15.857	32,153
	2010	$15.857	$17.021	26,798
	2011	$17.021	$17.795	18,813
	2012	$17.795	$20.516	16,523
	2013	$20.516	$18.310	14,470
	2014	$18.310	$18.426	12,754
	2015	$18.426	$17.811	10,175
	2016	$17.811	$19.265	8,270

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class II
	2007	$31.304	$43.002	40,744
	2008	$43.002	$18.193	26,507
	2009	$18.193	$30.272	25,846
	2010	$30.272	$35.220	24,049
	2011	$35.220	$28.167	18,434
	2012	$28.167	$33.015	14,454
	2013	$33.015	$31.936	12,020
	2014	$31.936	$29.813	11,934
	2015	$29.813	$26.038	9,005
	2016	$26.038	$27.156	7,692
UIF Global Franchise Portfolio, Class II
	2007	$17.484	$18.771	298,219
	2008	$18.771	$13.046	205,327
	2009	$13.046	$16.533	183,166
	2010	$16.533	$18.443	152,270
	2011	$18.443	$19.672	116,845
	2012	$19.672	$22.240	97,506
	2013	$22.240	$26.031	76,625
	2014	$26.031	$26.609	57,745
	2015	$26.609	$27.640	45,760
	2016	$27.640	$28.502	41,542
UIF Global Infrastructure - Class II
	2014	$10.000	$27.875	8,519
	2015	$27.875	$23.478	7,700
	2016	$23.478	$26.403	6,409
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$15.803	150,973
	2014	$15.803	$15.765	139,235
	2015	$15.765	$14.413	118,273
	2016	$14.413	$14.873	106,768
UIF Growth Portfolio, Class II
	2007	$14.033	$16.697	48,104
	2008	$16.697	$8.272	35,334
	2009	$8.272	$13.362	27,584
	2010	$13.362	$16.025	25,332
	2011	$16.025	$15.198	18,783
	2012	$15.198	$16.953	15,869
	2013	$16.953	$24.496	11,003
	2014	$24.496	$25.418	10,834
	2015	$25.418	$27.837	8,764
	2016	$27.837	$26.706	8,682
UIF Mid Cap Growth Portfolio, Class II
	2007	$18.972	$22.750	97,054
	2008	$22.750	$11.833	79,767
	2009	$11.833	$18.214	65,144
	2010	$18.214	$23.565	59,564
	2011	$23.565	$21.396	49,693
	2012	$21.396	$22.703	43,932
	2013	$22.703	$30.529	38,197
	2014	$30.529	$30.410	33,536
	2015	$30.410	$27.963	28,647
	2016	$27.963	$24.933	26,433

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Small Company Growth Portfolio, Class II
	2007	$19.025	$19.158	87,167
	2008	$19.158	$11.161	72,438
	2009	$11.161	$16.008	65,891
	2010	$16.008	$19.816	55,682
	2011	$19.816	$17.694	47,970
	2012	$17.694	$19.851	40,176
	2013	$19.851	$33.266	33,635
	2014	$33.266	$28.027	31,846
	2015	$28.027	$24.728	23,924
	2016	$24.728	$25.553	22,554
UIF U.S. Real Estate Portfolio, Class II
	2007	$26.009	$21.043	136,277
	2008	$21.043	$12.748	93,838
	2009	$12.748	$16.022	88,942
	2010	$16.022	$20.299	77,263
	2011	$20.299	$20.979	54,871
	2012	$20.979	$23.724	45,438
	2013	$23.724	$23.611	39,194
	2014	$23.611	$29.891	31,700
	2015	$29.891	$29.798	22,817
	2016	$29.798	$31.056	19,215
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*
With the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (age 0-70)
Mortality & Expense = 2.05

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$15.557	$15.946	6,038
	2008	$15.946	$9.245	2,605
	2009	$9.245	$10.876	2,274
	2010	$10.876	$11.994	2,003
	2011	$11.994	$12.438	1,781
	2012	$12.438	$14.255	673
	2013	$14.255	$18.757	636
	2014	$18.757	$20.040	479
	2015	$20.040	$19.871	473
	2016	$19.871	$21.578	466
AB VPS Growth Portfolio - Class B
	2007	$14.629	$16.111	5,189
	2008	$16.111	$9.040	2,170
	2009	$9.040	$11.743	2,048
	2010	$11.743	$13.179	1,949
	2011	$13.179	$13.009	8,128
	2012	$13.009	$14.444	7,884
	2013	$14.444	$18.882	6,840
	2014	$18.882	$20.853	6,257
	2015	$20.853	$22.183	705
	2016	$22.183	$21.873	0
AB VPS International Value Portfolio - Class B
	2007	$15.621	$16.122	10,462
	2008	$16.122	$7.363	29,728
	2009	$7.363	$9.671	25,423
	2010	$9.671	$9.861	27,239
	2011	$9.861	$7.766	6,128
	2012	$7.766	$8.669	6,049
	2013	$8.669	$10.402	5,731
	2014	$10.402	$9.512	9,353
	2015	$9.512	$9.522	8,858
	2016	$9.522	$9.235	9,726
AB VPS Large Cap Growth Portfolio - Class B
	2007	$13.212	$14.673	8,853
	2008	$14.673	$8.632	2,465
	2009	$8.632	$11.570	0
	2010	$11.570	$12.423	0
	2011	$12.423	$11.748	0
	2012	$11.748	$13.335	0
	2013	$13.335	$17.860	0
	2014	$17.860	$19.877	0
	2015	$19.877	$21.541	0
	2016	$21.541	$21.556	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Small/Mid Cap Value Portfolio - Class B
	2007	$18.365	$18.225	14,932
	2008	$18.225	$11.447	11,911
	2009	$11.447	$15.965	4,732
	2010	$15.965	$19.757	4,337
	2011	$19.757	$17.650	3,312
	2012	$17.650	$20.441	2,982
	2013	$20.441	$27.504	2,170
	2014	$27.504	$29.293	3,371
	2015	$29.293	$27.006	3,360
	2016	$27.006	$32.949	2,949
AB VPS Value Portfolio - Class B
	2007	$12.646	$11.846	2,368
	2008	$11.846	$6.831	2,667
	2009	$6.831	$8.083	2,634
	2010	$8.083	$8.804	2,603
	2011	$8.804	$8.282	2,661
	2012	$8.282	$9.354	2,602
	2013	$9.354	$12.482	2,337
	2014	$12.482	$13.517	2,074
	2015	$13.517	$12.267	1,290
	2016	$12.267	$13.347	894
AllianceBernstein VPS Utility Income Portfolio - Class B
	2007	$13.169	$15.710	11,642
	2008	$15.710	$9.713	5,754
	2009	$9.713	$10.449	0
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2007	$12.899	$14.790	16,723
	2008	$14.790	$8.286	14,440
	2009	$8.286	$10.973	14,417
	2010	$10.973	$12.543	11,825
	2011	$12.543	$11.922	8,909
	2012	$11.922	$13.535	8,585
	2013	$13.535	$17.328	8,096
	2014	$17.328	$18.914	5,710
	2015	$18.914	$18.567	5,100
	2016	$18.567	$19.555	4,827
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2007	$10.168	$10.432	31
	2008	$10.432	$10.481	7,690
	2009	$10.481	$10.295	4,106
	2010	$10.295	$10.071	3,436
	2011	$10.071	$9.847	15,321
	2012	$9.847	$9.627	13,943
	2013	$9.627	$9.412	14,417
	2014	$9.412	$9.202	13,065
	2015	$9.202	$8.997	6,948
	2016	$8.997	$8.797	11,290

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth & Income Portfolio - Service Class 2
	2007	$12.184	$13.321	7,088
	2008	$13.321	$7.566	11,164
	2009	$7.566	$9.395	8,624
	2010	$9.395	$10.521	8,096
	2011	$10.521	$10.425	1,413
	2012	$10.425	$12.051	1,039
	2013	$12.051	$15.699	1,006
	2014	$15.699	$16.917	999
	2015	$16.917	$16.118	995
	2016	$16.118	$18.249	988
Fidelity VIP High Income Portfolio - Service Class 2
	2007	$11.322	$11.348	10,120
	2008	$11.348	$8.305	8,137
	2009	$8.305	$11.648	6,803
	2010	$11.648	$12.944	6,527
	2011	$12.944	$13.125	6,031
	2012	$13.125	$14.623	5,932
	2013	$14.623	$15.110	6,248
	2014	$15.110	$14.905	4,418
	2015	$14.905	$14.008	1,811
	2016	$14.008	$15.635	1,562
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2007	$13.251	$14.939	10,302
	2008	$14.939	$8.820	6,922
	2009	$8.820	$12.050	4,647
	2010	$12.050	$15.146	4,136
	2011	$15.146	$13.200	11,827
	2012	$13.200	$14.783	11,629
	2013	$14.783	$19.636	7,514
	2014	$19.636	$20.353	9,937
	2015	$20.353	$19.573	4,909
	2016	$19.573	$21.418	4,791
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
	2007	$11.423	$12.764	59
	2008	$12.764	$8.072	6,727
	2009	$8.072	$10.492	6,593
	2010	$10.492	$11.919	6,418
	2011	$11.919	$11.093	30
	2012	$11.093	$11.848	26
	2013	$11.848	$15.924	0
	2014	$15.924	$16.518	0
	2015	$16.518	$16.853	0
	2016	$16.853	$16.001	0
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.500	$11.546	882
	2008	$11.546	$8.648	312
	2009	$8.648	$12.065	446
	2010	$12.065	$13.359	219
	2011	$13.359	$13.656	88
	2012	$13.656	$15.426	0
	2013	$15.426	$16.261	0
	2014	$16.261	$15.893	0
	2015	$15.893	$14.120	0
	2016	$14.120	$16.144	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$12.850	$13.033	67,912
	2008	$13.033	$8.962	31,391
	2009	$8.962	$11.880	29,821
	2010	$11.880	$13.086	26,877
	2011	$13.086	$13.099	21,132
	2012	$13.099	$14.425	16,003
	2013	$14.425	$16.068	11,683
	2014	$16.068	$16.433	9,903
	2015	$16.433	$14.931	8,594
	2016	$14.931	$16.645	7,612
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2007	$13.632	$14.904	1,386
	2008	$14.904	$10.424	0
	2009	$10.424	$12.567	0
	2010	$12.567	$13.755	0
	2011	$13.755	$13.049	0
	2012	$13.049	$14.460	0
	2013	$14.460	$18.040	0
	2014	$18.040	$18.643	0
	2015	$18.643	$17.560	0
	2016	$17.560	$19.258	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.639	$13.796	6,946
	2008	$13.796	$8.482	8,189
	2009	$8.482	$10.452	6,664
	2010	$10.452	$11.362	6,534
	2011	$11.362	$10.992	4,085
	2012	$10.992	$12.276	3,889
	2013	$12.276	$15.393	3,383
	2014	$15.393	$16.119	5,288
	2015	$16.119	$14.980	5,386
	2016	$14.980	$16.998	5,991
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.666	$16.552	41,219
	2008	$16.552	$9.647	30,388
	2009	$9.647	$12.925	18,813
	2010	$12.925	$13.698	17,907
	2011	$13.698	$11.967	16,445
	2012	$11.967	$13.831	13,782
	2013	$13.831	$16.628	15,092
	2014	$16.628	$14.446	17,746
	2015	$14.446	$13.205	11,751
	2016	$13.205	$13.836	11,262
Goldman Sachs VIT Large Cap Value Fund - Institutional
	2007	$12.562	$12.311	6,986
	2008	$12.311	$7.977	7,811
	2009	$7.977	$9.227	7,365
	2010	$9.227	$10.030	7,319
	2011	$10.030	$9.115	3,892
	2012	$9.115	$10.615	3,663
	2013	$10.615	$13.825	3,087
	2014	$13.825	$15.264	4,241
	2015	$15.264	$14.264	4,307
	2016	$14.264	$15.560	4,146

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2007	$12.865	$12.909	11,448
	2008	$12.909	$7.986	7,153
	2009	$7.986	$10.395	5,081
	2010	$10.395	$12.703	3,416
	2011	$12.703	$11.628	3,001
	2012	$11.628	$13.466	2,625
	2013	$13.466	$17.494	2,600
	2014	$17.494	$19.423	2,576
	2015	$19.423	$17.233	2,555
	2016	$17.233	$19.128	2,546
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional
	2007	$12.396	$10.092	13,251
	2008	$10.092	$6.527	9,801
	2009	$6.527	$8.146	10,726
	2010	$8.146	$10.363	9,863
	2011	$10.363	$10.200	6,045
	2012	$10.200	$11.250	6,016
	2013	$11.250	$14.916	5,694
	2014	$14.916	$15.592	6,561
	2015	$15.592	$14.919	6,499
	2016	$14.919	$17.969	6,234
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
	2007	$12.386	$11.823	7,422
	2008	$11.823	$7.335	13,811
	2009	$7.335	$8.687	12,873
	2010	$8.687	$9.583	12,748
	2011	$9.583	$9.748	2,569
	2012	$9.748	$10.907	2,519
	2013	$10.907	$14.663	2,051
	2014	$14.663	$16.681	3,564
	2015	$16.681	$16.275	3,451
	2016	$16.275	$17.619	3,428
Invesco V.I. American Franchise Fund - Series II
	2007	$12.980	$14.800	9,773
	2008	$14.800	$7.362	7,407
	2009	$7.362	$11.921	6,874
	2010	$11.921	$13.934	4,648
	2011	$13.934	$12.752	3,475
	2012	$12.752	$14.136	2,759
	2013	$14.136	$19.319	2,045
	2014	$19.319	$20.429	4,247
	2015	$20.429	$20.920	3,680
	2016	$20.920	$20.866	2,936
Invesco V.I. American Value Fund - Series II
	2007	$19.286	$20.312	13,754
	2008	$20.312	$11.631	17,501
	2009	$11.631	$15.824	14,213
	2010	$15.824	$18.901	12,827
	2011	$18.901	$18.631	2,491
	2012	$18.631	$21.323	2,407
	2013	$21.323	$27.919	1,632
	2014	$27.919	$29.880	62
	2015	$29.880	$26.477	67
	2016	$26.477	$29.825	63

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Capital Appreciation - Series II
	2007	$13.946	$15.231	4,351
	2008	$15.231	$8.543	4,351
	2009	$8.543	$10.082	4,351
	2010	$10.082	$11.355	4,351
	2011	$11.355	$10.200	0
	2012	$10.200	$11.678	0
Invesco V.I. Comstock Fund - Series II
	2007	$16.498	$15.751	90,558
	2008	$15.751	$9.885	66,246
	2009	$9.885	$12.408	46,632
	2010	$12.408	$14.035	41,038
	2011	$14.035	$13.432	22,158
	2012	$13.432	$15.615	18,882
	2013	$15.615	$20.708	17,298
	2014	$20.708	$22.086	14,129
	2015	$22.086	$20.254	12,603
	2016	$20.254	$23.165	12,581
Invesco V.I. Core Equity Fund - Series II
	2007	$10.734	$11.319	1,534
	2008	$11.319	$7.710	1,091
	2009	$7.710	$9.647	331
	2010	$9.647	$10.303	329
	2011	$10.303	$10.043	328
	2012	$10.043	$11.154	0
	2013	$11.154	$14.060	0
	2014	$14.060	$14.823	0
	2015	$14.823	$13.621	0
	2016	$13.621	$14.651	0
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$14.381	$14.606	10,339
	2008	$14.606	$9.073	545
	2009	$9.073	$10.992	541
	2010	$10.992	$11.843	539
	2011	$11.843	$11.571	536
	2012	$11.571	$13.389	75
	2013	$13.389	$17.116	75
	2014	$17.116	$18.830	74
	2015	$18.830	$18.742	73
	2016	$18.742	$20.988	0
Invesco V.I. Equity and Income Fund - Series II
	2007	$14.545	$14.696	30,306
	2008	$14.696	$11.108	8,544
	2009	$11.108	$13.301	7,693
	2010	$13.301	$14.568	6,130
	2011	$14.568	$14.057	4,214
	2012	$14.057	$15.444	1,610
	2013	$15.444	$18.855	1,322
	2014	$18.855	$20.049	1,093
	2015	$20.049	$19.093	786
	2016	$19.093	$21.436	783

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$11.545	391
	2012	$11.545	$12.799	310
	2013	$12.799	$15.297	295
	2014	$15.297	$15.026	282
	2015	$15.026	$14.448	271
	2016	$14.448	$15.043	0
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$17.826	$18.603	8,357
	2008	$18.603	$10.714	4,413
	2009	$10.714	$12.161	3,522
	2010	$12.161	$13.302	3,034
	2011	$13.302	$14.311	0
Invesco V.I. Growth and Income Fund - Series II
	2007	$16.749	$16.784	15,623
	2008	$16.784	$11.123	7,971
	2009	$11.123	$13.495	7,055
	2010	$13.495	$14.802	6,089
	2011	$14.802	$14.144	4,888
	2012	$14.144	$15.810	4,854
	2013	$15.810	$20.675	3,886
	2014	$20.675	$22.226	3,141
	2015	$22.226	$21.008	2,483
	2016	$21.008	$24.529	2,337
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$17.707	315
	2014	$17.707	$17.585	0
	2015	$17.585	$16.612	0
	2016	$16.612	$18.000	0
Invesco V.I. High Yield Securities Fund - Series II
	2007	$12.806	$13.006	3,738
	2008	$13.006	$9.765	2,259
	2009	$9.765	$13.773	2,142
	2010	$13.773	$14.805	2,079
	2011	$14.805	$14.714	319
	2012	$14.714	$17.045	300
	2013	$17.045	$17.537	0
Invesco V.I. Income Builder Fund - Series II
	2007	$14.582	$14.662	11,805
	2008	$14.662	$10.543	1,366
	2009	$10.543	$12.873	1,359
	2010	$12.873	$14.113	1,079
	2011	$14.113	$14.980	0
Invesco V.I. International Growth Fund - Series II
	2011	$10.000	$7.837	61
	2012	$7.837	$8.830	49
	2013	$8.830	$10.248	0
	2014	$10.248	$10.027	0
	2015	$10.027	$9.546	0
	2016	$9.546	$9.268	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2007	$12.239	$13.074	1,559
	2008	$13.074	$9.116	1,550
	2009	$9.116	$11.572	1,538
	2010	$11.572	$12.871	1,037
	2011	$12.871	$11.765	847
	2012	$11.765	$12.722	248
	2013	$12.722	$15.978	246
	2014	$15.978	$16.271	4,756
	2015	$16.271	$15.226	4,785
	2016	$15.226	$16.845	4,654
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$15.997	$18.389	8,119
	2008	$18.389	$9.557	2,872
	2009	$9.557	$14.610	659
	2010	$14.610	$18.178	654
	2011	$18.178	$16.108	649
	2012	$16.108	$17.577	644
	2013	$17.577	$23.474	0
	2014	$23.474	$24.713	0
	2015	$24.713	$24.411	0
	2016	$24.411	$24.002	0
Invesco V.I. S&P 500 Index Fund - Series II
	2007	14.925	15.319	28,047
	2008	15.319	9.394	27,000
	2009	9.394	11.577	22,812
	2010	11.577	12.969	22,142
	2011	12.969	12.873	3,854
	2012	12.873	14.537	4,311
	2013	14.537	18.696	4,005
	2014	18.696	20.645	820
	2015	20.645	20.339	490
	2016	20.339	22.112	1,066
Invesco V.I. Value Opportunities Fund - Series II
	2007	$15.833	$15.688	17,932
	2008	$15.688	$7.376	10,269
	2009	$7.376	$10.653	5,400
	2010	$10.653	$11.137	3,151
	2011	$11.137	$10.519	620
	2012	$10.519	$12.098	415
	2013	$12.098	$15.762	365
	2014	$15.762	$16.393	172
	2015	$16.393	$14.318	158
	2016	$14.318	$16.507	143
Invesco Van Kampen V.I. International Growth Equity Fund - Series II
	2007	$10.691	$11.941	91
	2008	$11.941	$6.009	11,918
	2009	$6.009	$8.021	11,594
	2010	$8.021	$8.617	11,872
	2011	$8.617	$9.364	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$17.635	$20.692	9,179
	2008	$20.692	$13.462	6,192
	2009	$13.462	$15.639	1,479
	2010	$15.639	$16.321	1,065
	2011	$16.321	$18.480	116
	2012	$18.480	$21.396	115
	2013	$21.396	$24.586	115
	2014	$24.586	$25.948	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$16.876	$19.694	3,626
	2008	$19.694	$9.818	3,597
	2009	$9.818	$16.227	3,569
	2010	$16.227	$19.946	1,886
	2011	$19.946	$18.019	260
	2012	$18.019	$19.660	257
	2013	$19.660	$20.817	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$18.650	$21.028	0
	2008	$21.028	$11.749	0
	2009	$11.749	$14.634	0
	2010	$14.634	$15.302	0
	2011	$15.302	$13.486	0
	2012	$13.486	$15.577	0
	2013	$15.577	$19.371	0
	2014	$19.371	$17.163	0
	2015	$17.163	$15.873	0
	2016	$15.873	$15.092	0
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$16.550	$18.877	689
	2008	$18.877	$10.341	541
	2009	$10.341	$9.858	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$10.921	$11.287	91,019
	2008	$11.287	$10.029	59,160
	2009	$10.029	$11.990	56,573
	2010	$11.990	$12.778	56,049
	2011	$12.778	$13.081	40,673
	2012	$13.081	$14.555	38,684
	2013	$14.555	$14.344	37,815
	2014	$14.344	$15.061	16,844
	2015	$15.061	$14.396	7,263
	2016	$14.396	$15.015	9,174
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$9.936	$9.985	1,924
	2008	$9.985	$8.275	1,156
	2009	$8.275	$8.540	1,150
	2010	$8.540	$8.534	1,144
	2011	$8.534	$8.548	1,138
	2012	$8.548	$8.611	0
	2013	$8.611	$8.426	0
	2014	$8.426	$8.306	0
	2015	$8.306	$8.094	0
	2016	$8.094	$8.293	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$9.931	$10.160	40,630
	2008	$10.160	$10.151	33,128
	2009	$10.151	$9.925	29,829
	2010	$9.925	$9.703	32,170
	2011	$9.703	$9.488	17,880
	2012	$9.488	$9.275	18,925
	2013	$9.275	$9.069	20,808
	2014	$9.069	$8.866	6,982
	2015	$8.866	$8.669	6,524
	2016	$8.669	$8.605	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$14.986	$17.467	10,684
	2008	$17.467	$8.922	5,432
	2009	$8.922	$14.902	3,561
	2010	$14.902	$18.564	3,236
	2011	$18.564	$16.885	2,837
	2012	$16.885	$18.502	2,879
	2013	$18.502	$27.199	2,585
	2014	$27.199	$28.038	2,070
	2015	$28.038	$29.695	1,953
	2016	$29.695	$27.973	2,033
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$15.255	$16.161	13,586
	2008	$16.161	$11.975	11,735
	2009	$11.975	$13.982	6,828
	2010	$13.982	$14.558	6,604
	2011	$14.558	$13.075	5,665
	2012	$13.075	$13.635	3,611
	2013	$13.635	$14.483	0
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
	2007	$9.455	$11.381	489
	2008	$11.381	$6.247	0
	2009	$6.247	$8.648	0
	2010	$8.648	$10.505	0
	2011	$10.505	$9.495	0
	2012	$9.495	$9.758	0
	2013	$9.758	$8.135	0
	2014	$8.135	$6.472	0
	2015	$6.472	$4.703	0
	2016	$4.703	$5.282	0
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
	2007	$10.663	$11.020	815
	2008	$11.020	$9.193	0
	2009	$9.193	$11.724	64
	2010	$11.724	$12.844	100
	2011	$12.844	$13.337	2,446
	2012	$13.337	$15.353	2,334
	2013	$15.353	$13.952	5,595
	2014	$13.952	$13.831	5,648
	2015	$13.831	$13.205	0
	2016	$13.205	$14.613	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Real Return Portfolio - Advisor Shares
	2007	$10.080	$10.895	40,646
	2008	$10.895	$9.891	18,427
	2009	$9.891	$11.437	14,262
	2010	$11.437	$12.076	9,224
	2011	$12.076	$13.172	11,906
	2012	$13.172	$13.989	9,524
	2013	$13.989	$12.403	11,155
	2014	$12.403	$12.487	11,142
	2015	$12.487	$11.865	1,706
	2016	$11.865	$12.191	1,695
PIMCO Total Return Portfolio - Advisor Shares
	2007	$10.262	$10.899	44,356
	2008	$10.899	$11.157	22,527
	2009	$11.157	$12.430	22,492
	2010	$12.430	$13.125	16,841
	2011	$13.125	$13.282	6,414
	2012	$13.282	$14.216	4,247
	2013	$14.216	$13.612	0
	2014	$13.612	$13.862	0
	2015	$13.862	$13.599	0
	2016	$13.599	$13.637	0
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$7.828	17,252
	2010	$7.828	$8.618	16,063
	2011	$8.618	$8.587	5,114
	2012	$8.587	$10.015	3,746
	2013	$10.015	$12.965	2,885
	2014	$12.965	$14.279	65
	2015	$14.279	$13.534	65
	2016	$13.534	$15.037	63
Putnam VT George Putnam Balanced Fund - Class IB
	2007	$13.262	$13.087	15,983
	2008	$13.087	$7.584	9,725
	2009	$7.584	$9.314	7,193
	2010	$9.314	$10.091	6,923
	2011	$10.091	$10.139	1,202
	2012	$10.139	$11.154	0
	2013	$11.154	$12.877	0
	2014	$12.877	$13.933	0
	2015	$13.933	$13.467	0
	2016	$13.467	$14.220	0
Putnam VT Growth and Income Fund - Class IB
	2007	$15.499	$14.235	4,315
	2008	$14.235	$8.531	307
	2009	$8.531	$10.826	282
	2010	$10.826	$12.105	258
	2011	$12.105	$11.285	234
	2012	$11.285	$13.143	214
	2013	$13.143	$17.433	197
	2014	$17.433	$18.871	181
	2015	$18.871	$17.060	166
	2016	$17.060	$19.183	151

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.047	0
Putnam VT International Equity Fund - Class IB
	2007	$19.615	$20.777	6,313
	2008	$20.777	$11.384	4,793
	2009	$11.384	$13.870	4,649
	2010	$13.870	$14.919	3,546
	2011	$14.919	$12.116	15,377
	2012	$12.116	$14.439	13,585
	2013	$14.439	$18.078	9,082
	2014	$18.078	$16.476	9,573
	2015	$16.476	$16.129	1,611
	2016	$16.129	$15.382	1,489
Putnam VT Investors Fund - Class IB
	2007	$15.795	$14.642	3,036
	2008	$14.642	$8.653	0
	2009	$8.653	$11.066	0
	2010	$11.066	$12.324	0
	2011	$12.324	$12.054	0
	2012	$12.054	$13.766	0
	2013	$13.766	$18.185	0
	2014	$18.185	$20.251	0
	2015	$20.251	$19.367	0
	2016	$19.367	$21.216	0
Putnam VT New Value Fund - Class IB
	2007	$12.337	$11.470	21,892
	2008	$11.470	$6.194	20,008
	2009	$6.194	$5.827	0
Putnam VT Voyager Fund - Class IB
	2007	$12.770	$13.172	10,878
	2008	$13.172	$8.108	10,866
	2009	$8.108	$12.991	10,304
	2010	$12.991	$15.341	9,935
	2011	$15.341	$12.321	852
	2012	$12.321	$13.758	848
	2013	$13.758	$19.332	845
	2014	$19.332	$20.736	0
	2015	$20.736	$19.032	0
	2016	$19.032	$18.999	0
UIF Emerging Markets Debt Portfolio, Class II
	2007	$14.373	$14.948	2,272
	2008	$14.948	$12.424	263
	2009	$12.424	$15.803	180
	2010	$15.803	$16.954	105
	2011	$16.954	$17.717	78
	2012	$17.717	$20.415	95
	2013	$20.415	$18.210	95
	2014	$18.210	$18.317	94
	2015	$18.317	$17.696	0
	2016	$17.696	$19.131	626

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class II
	2007	$31.245	$42.899	1,360
	2008	$42.899	$18.140	1,312
	2009	$18.140	$30.169	1,155
	2010	$30.169	$35.082	915
	2011	$35.082	$28.043	780
	2012	$28.043	$32.852	552
	2013	$32.852	$31.762	458
	2014	$31.762	$29.636	4,094
	2015	$29.636	$25.870	4,436
	2016	$25.870	$26.967	4,476
UIF Global Franchise Portfolio, Class II
	2007	$17.451	$18.726	26,840
	2008	$18.726	$13.009	11,873
	2009	$13.009	$16.477	11,054
	2010	$16.477	$18.371	8,653
	2011	$18.371	$19.585	10,951
	2012	$19.585	$22.131	8,066
	2013	$22.131	$25.889	8,405
	2014	$25.889	$26.451	7,676
	2015	$26.451	$27.462	1,504
	2016	$27.462	$28.304	1,498
UIF Global Infrastructure - Class II
	2014	$10.000	$27.709	114
	2015	$27.709	$23.327	114
	2016	$23.327	$26.219	113
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$15.717	3,446
	2014	$15.717	$15.672	1,767
	2015	$15.672	$14.320	1,623
	2016	$14.320	$14.769	1,216
UIF Growth Portfolio, Class II
	2007	$14.007	$16.658	0
	2008	$16.658	$8.248	0
	2009	$8.248	$13.316	0
	2010	$13.316	$15.962	0
	2011	$15.962	$15.131	0
	2012	$15.131	$16.869	0
	2013	$16.869	$24.362	0
	2014	$24.362	$25.267	0
	2015	$25.267	$27.657	0
	2016	$27.657	$26.520	0
UIF Mid Cap Growth Portfolio, Class II
	2007	$18.936	$22.695	21,424
	2008	$22.695	$11.799	20,136
	2009	$11.799	$18.152	11,177
	2010	$18.152	$23.473	10,105
	2011	$23.473	$21.301	2,971
	2012	$21.301	$22.591	2,692
	2013	$22.591	$30.363	2,662
	2014	$30.363	$30.230	2,497
	2015	$30.230	$27.782	1,916
	2016	$27.782	$24.760	1,724

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Small Company Growth Portfolio, Class II
	2007	$18.990	$19.112	4,148
	2008	$19.112	$11.128	4,648
	2009	$11.128	$15.954	4,301
	2010	$15.954	$19.739	4,171
	2011	$19.739	$17.616	531
	2012	$17.616	$19.753	534
	2013	$19.753	$33.085	419
	2014	$33.085	$27.860	494
	2015	$27.860	$24.569	542
	2016	$24.569	$25.375	526
UIF U.S. Real Estate Portfolio, Class II
	2007	$25.961	$20.993	4,859
	2008	$20.993	$12.712	2,741
	2009	$12.712	$15.967	3,104
	2010	$15.967	$20.219	2,314
	2011	$20.219	$20.887	1,923
	2012	$20.887	$23.607	1,694
	2013	$23.607	$23.483	1,403
	2014	$23.483	$29.713	2,147
	2015	$29.713	$29.606	1,887
	2016	$29.606	$30.840	2,282
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.05% and an administrative expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*
With the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (age 71-79)
Mortality & Expense = 2.1

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$15.528	$15.908	710
	2008	$15.908	$9.218	931
	2009	$9.218	$10.839	0
	2010	$10.839	$11.947	0
	2011	$11.947	$12.383	0
	2012	$12.383	$14.185	0
	2013	$14.185	$18.655	0
	2014	$18.655	$19.921	0
	2015	$19.921	$19.742	0
	2016	$19.742	$21.427	0
AB VPS Growth Portfolio - Class B
	2007	$14.602	$16.072	3,508
	2008	$16.072	$9.014	3,507
	2009	$9.014	$11.703	3,506
	2010	$11.703	$13.127	3,505
	2011	$13.127	$12.951	3,505
	2012	$12.951	$14.372	3,370
	2013	$14.372	$18.780	797
	2014	$18.780	$20.728	0
	2015	$20.728	$22.040	0
	2016	$22.040	$21.720	0
AB VPS International Value Portfolio - Class B
	2007	$15.608	$16.100	5,694
	2008	$16.100	$7.349	7,844
	2009	$7.349	$9.647	5,778
	2010	$9.647	$9.832	6,128
	2011	$9.832	$7.740	5,365
	2012	$7.740	$8.635	5,074
	2013	$8.635	$10.356	4,849
	2014	$10.356	$9.465	5,215
	2015	$9.465	$9.470	4,949
	2016	$9.470	$9.180	5,423
AB VPS Large Cap Growth Portfolio - Class B
	2007	$13.188	$14.638	815
	2008	$14.638	$8.607	815
	2009	$8.607	$11.530	815
	2010	$11.530	$12.374	815
	2011	$12.374	$11.696	815
	2012	$11.696	$13.270	0
	2013	$13.270	$17.763	0
	2014	$17.763	$19.758	0
	2015	$19.758	$21.402	0
	2016	$21.402	$21.405	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Small/Mid Cap Value Portfolio - Class B
	2007	$18.330	$18.182	5,287
	2008	$18.182	$11.414	5,116
	2009	$11.414	$15.910	4,905
	2010	$15.910	$19.680	1,568
	2011	$19.680	$17.572	1,379
	2012	$17.572	$20.340	399
	2013	$20.340	$27.354	314
	2014	$27.354	$29.119	194
	2015	$29.119	$26.832	153
	2016	$26.832	$32.719	131
AB VPS Value Portfolio - Class B
	2007	$12.635	$11.830	381
	2008	$11.830	$6.818	319
	2009	$6.818	$8.063	314
	2010	$8.063	$8.778	311
	2011	$8.778	$8.254	308
	2012	$8.254	$9.318	305
	2013	$9.318	$12.427	197
	2014	$12.427	$13.450	0
	2015	$13.450	$12.200	0
	2016	$12.200	$13.267	0
AllianceBernstein VPS Utility Income Portfolio - Class B
	2007	$13.158	$15.689	1,389
	2008	$15.689	$9.695	1,388
	2009	$9.695	$10.426	0
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2007	$12.888	$14.770	6,060
	2008	$14.770	$8.270	5,909
	2009	$8.270	$10.947	5,421
	2010	$10.947	$12.507	5,330
	2011	$12.507	$11.881	4,240
	2012	$11.881	$13.482	1,792
	2013	$13.482	$17.251	1,719
	2014	$17.251	$18.820	1,709
	2015	$18.820	$18.466	1,389
	2016	$18.466	$19.439	1,380
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2007	$10.165	$10.423	0
	2008	$10.423	$10.466	0
	2009	$10.466	$10.275	1,812
	2010	$10.275	$10.047	8,763
	2011	$10.047	$9.819	8,428
	2012	$9.819	$9.594	7,543
	2013	$9.594	$9.375	7,360
	2014	$9.375	$9.162	7,161
	2015	$9.162	$8.953	7,280
	2016	$8.953	$8.750	9,360

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth & Income Portfolio - Service Class 2
	2007	$12.173	$13.303	2,090
	2008	$13.303	$7.552	2,421
	2009	$7.552	$9.373	2,197
	2010	$9.373	$10.490	2,154
	2011	$10.490	$10.390	1,642
	2012	$10.390	$12.004	1,592
	2013	$12.004	$15.629	1,422
	2014	$15.629	$16.833	1,350
	2015	$16.833	$16.030	1,346
	2016	$16.030	$18.140	1,273
Fidelity VIP High Income Portfolio - Service Class 2
	2007	$11.312	$11.333	2,477
	2008	$11.333	$8.289	2,398
	2009	$8.289	$11.620	1,336
	2010	$11.620	$12.906	890
	2011	$12.906	$13.080	849
	2012	$13.080	$14.565	787
	2013	$14.565	$15.043	883
	2014	$15.043	$14.831	928
	2015	$14.831	$13.931	936
	2016	$13.931	$15.542	892
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2007	$13.239	$14.918	1,952
	2008	$14.918	$8.803	1,944
	2009	$8.803	$12.021	1,590
	2010	$12.021	$15.102	1,582
	2011	$15.102	$13.155	1,434
	2012	$13.155	$14.725	1,372
	2013	$14.725	$19.549	1,244
	2014	$19.549	$20.253	1,164
	2015	$20.253	$19.467	830
	2016	$19.467	$21.290	795
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
	2007	$11.413	$12.747	1,112
	2008	$12.747	$8.057	1,051
	2009	$8.057	$10.467	1,031
	2010	$10.467	$11.884	1,008
	2011	$11.884	$11.055	382
	2012	$11.055	$11.802	379
	2013	$11.802	$15.854	314
	2014	$15.854	$16.437	312
	2015	$16.437	$16.761	0
	2016	$16.761	$15.905	0
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.484	$11.524	655
	2008	$11.524	$8.628	651
	2009	$8.628	$12.030	647
	2010	$12.030	$13.313	644
	2011	$13.313	$13.602	641
	2012	$13.602	$15.358	0
	2013	$15.358	$16.181	0
	2014	$16.181	$15.807	577
	2015	$15.807	$14.036	519
	2016	$14.036	$16.040	466

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$12.833	$13.008	4,853
	2008	$13.008	$8.941	4,702
	2009	$8.941	$11.846	3,569
	2010	$11.846	$13.042	3,484
	2011	$13.042	$13.047	2,303
	2012	$13.047	$14.361	1,065
	2013	$14.361	$15.988	3,687
	2014	$15.988	$16.343	3,681
	2015	$16.343	$14.843	3,675
	2016	$14.843	$16.538	3,668
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2007	$13.621	$14.884	976
	2008	$14.884	$10.405	895
	2009	$10.405	$12.537	358
	2010	$12.537	$13.715	355
	2011	$13.715	$13.005	353
	2012	$13.005	$14.403	351
	2013	$14.403	$17.960	349
	2014	$17.960	$18.551	347
	2015	$18.551	$17.464	345
	2016	$17.464	$19.143	343
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.621	$13.770	2,779
	2008	$13.770	$8.462	2,938
	2009	$8.462	$10.422	2,197
	2010	$10.422	$11.323	2,131
	2011	$11.323	$10.949	994
	2012	$10.949	$12.221	938
	2013	$12.221	$15.317	870
	2014	$15.317	$16.032	852
	2015	$16.032	$14.891	871
	2016	$14.891	$16.888	821
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.646	$16.521	5,796
	2008	$16.521	$9.624	6,203
	2009	$9.624	$12.887	4,653
	2010	$12.887	$13.651	4,604
	2011	$13.651	$11.920	4,506
	2012	$11.920	$13.770	4,000
	2013	$13.770	$16.546	3,797
	2014	$16.546	$14.367	3,071
	2015	$14.367	$13.126	3,043
	2016	$13.126	$13.747	3,039
Goldman Sachs VIT Large Cap Value Fund - Institutional
	2007	$12.551	$12.294	2,270
	2008	$12.294	$7.962	2,394
	2009	$7.962	$9.205	1,454
	2010	$9.205	$10.001	1,463
	2011	$10.001	$9.084	1,532
	2012	$9.084	$10.573	1,391
	2013	$10.573	$13.764	1,168
	2014	$13.764	$15.189	897
	2015	$15.189	$14.186	915
	2016	$14.186	$15.467	896

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2007	$12.854	$12.891	642
	2008	$12.891	$7.971	584
	2009	$7.971	$10.370	242
	2010	$10.370	$12.667	240
	2011	$12.667	$11.588	239
	2012	$11.588	$13.413	237
	2013	$13.413	$17.417	236
	2014	$17.417	$19.328	235
	2015	$19.328	$17.139	234
	2016	$17.139	$19.014	232
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional
	2007	$12.386	$10.078	3,978
	2008	$10.078	$6.515	4,127
	2009	$6.515	$8.127	3,007
	2010	$8.127	$10.333	2,760
	2011	$10.333	$10.165	2,736
	2012	$10.165	$11.206	2,682
	2013	$11.206	$14.850	2,178
	2014	$14.850	$15.515	1,765
	2015	$15.515	$14.837	1,158
	2016	$14.837	$17.862	1,034
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
	2007	$12.376	$11.807	3,880
	2008	$11.807	$7.321	4,204
	2009	$7.321	$8.666	3,094
	2010	$8.666	$9.555	3,084
	2011	$9.555	$9.715	2,239
	2012	$9.715	$10.864	2,094
	2013	$10.864	$14.598	1,786
	2014	$14.598	$16.598	1,552
	2015	$16.598	$16.186	1,455
	2016	$16.186	$17.514	1,411
Invesco V.I. American Franchise Fund - Series II
	2007	$12.956	$14.764	355
	2008	$14.764	$7.340	354
	2009	$7.340	$11.880	144
	2010	$11.880	$13.880	144
	2011	$13.880	$12.696	144
	2012	$12.696	$14.066	0
	2013	$14.066	$19.214	0
	2014	$19.214	$20.308	0
	2015	$20.308	$20.785	0
	2016	$20.785	$20.720	0
Invesco V.I. American Value Fund - Series II
	2007	$19.250	$20.263	4,785
	2008	$20.263	$11.598	5,112
	2009	$11.598	$15.770	3,444
	2010	$15.770	$18.827	3,224
	2011	$18.827	$18.549	2,842
	2012	$18.549	$21.218	2,248
	2013	$21.218	$27.767	1,939
	2014	$27.767	$29.703	1,672
	2015	$29.703	$26.306	1,785
	2016	$26.306	$29.617	1,701

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Capital Appreciation - Series II
	2007	$13.920	$15.195	0
	2008	$15.195	$8.518	0
	2009	$8.518	$10.047	0
	2010	$10.047	$11.310	0
	2011	$11.310	$10.155	0
	2012	$10.155	$11.624	0
Invesco V.I. Comstock Fund - Series II
	2007	$16.467	$15.713	18,070
	2008	$15.713	$9.856	17,946
	2009	$9.856	$12.366	16,002
	2010	$12.366	$13.980	10,897
	2011	$13.980	$13.372	9,951
	2012	$13.372	$15.538	6,105
	2013	$15.538	$20.595	3,407
	2014	$20.595	$21.955	2,995
	2015	$21.955	$20.123	2,826
	2016	$20.123	$23.004	2,662
Invesco V.I. Core Equity Fund - Series II
	2007	$10.731	$11.310	0
	2008	$11.310	$7.700	0
	2009	$7.700	$9.629	0
	2010	$9.629	$10.278	0
	2011	$10.278	$10.014	0
	2012	$10.014	$11.116	0
	2013	$11.116	$14.005	0
	2014	$14.005	$14.758	0
	2015	$14.758	$13.554	0
	2016	$13.554	$14.571	0
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$14.355	$14.571	1,360
	2008	$14.571	$9.046	1,360
	2009	$9.046	$10.955	1,360
	2010	$10.955	$11.797	1,360
	2011	$11.797	$11.519	1,360
	2012	$11.519	$13.323	1,360
	2013	$13.323	$17.023	1,360
	2014	$17.023	$18.718	1,360
	2015	$18.718	$18.621	1,360
	2016	$18.621	$20.841	1,360
Invesco V.I. Equity and Income Fund - Series II
	2007	$14.518	$14.661	1,445
	2008	$14.661	$11.076	1,437
	2009	$11.076	$13.256	1,023
	2010	$13.256	$14.511	1,015
	2011	$14.511	$13.995	1,685
	2012	$13.995	$15.368	1,678
	2013	$15.368	$18.753	1,672
	2014	$18.753	$19.930	1,667
	2015	$19.930	$18.970	1,660
	2016	$18.970	$21.287	1,654

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$11.494	2,543
	2012	$11.494	$12.736	2,541
	2013	$12.736	$15.213	141
	2014	$15.213	$14.937	0
	2015	$14.937	$14.354	0
	2016	$14.354	$14.939	0
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$17.792	$18.559	4,564
	2008	$18.559	$10.683	4,510
	2009	$10.683	$12.120	4,321
	2010	$12.120	$13.250	2,546
	2011	$13.250	$14.253	0
Invesco V.I. Growth and Income Fund - Series II
	2007	$16.717	$16.744	7,118
	2008	$16.744	$11.091	7,154
	2009	$11.091	$13.449	6,560
	2010	$13.449	$14.744	5,302
	2011	$14.744	$14.081	5,291
	2012	$14.081	$15.732	4,335
	2013	$15.732	$20.562	1,847
	2014	$20.562	$22.094	844
	2015	$22.094	$20.872	794
	2016	$20.872	$24.359	749
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$17.611	54
	2014	$17.611	$17.481	54
	2015	$17.481	$16.505	53
	2016	$16.505	$17.874	53
Invesco V.I. High Yield Securities Fund - Series II
	2007	$12.782	$12.975	1,078
	2008	$12.975	$9.737	1,077
	2009	$9.737	$13.726	205
	2010	$13.726	$14.747	54
	2011	$14.747	$14.648	54
	2012	$14.648	$16.961	54
	2013	$16.961	$17.448	0
Invesco V.I. Income Builder Fund - Series II
	2007	$14.555	$14.627	700
	2008	$14.627	$10.513	700
	2009	$10.513	$12.830	700
	2010	$12.830	$14.058	700
	2011	$14.058	$14.919	0
Invesco V.I. International Growth Fund - Series II
	2011	$10.000	$7.814	0
	2012	$7.814	$8.800	0
	2013	$8.800	$10.207	0
	2014	$10.207	$9.983	0
	2015	$9.983	$9.499	0
	2016	$9.499	$9.217	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2007	$12.223	$13.050	920
	2008	$13.050	$9.094	915
	2009	$9.094	$11.538	907
	2010	$11.538	$12.828	902
	2011	$12.828	$11.719	856
	2012	$11.719	$12.666	0
	2013	$12.666	$15.899	0
	2014	$15.899	$16.183	0
	2015	$16.183	$15.135	0
	2016	$15.135	$16.736	0
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$15.967	$18.345	0
	2008	$18.345	$9.529	0
	2009	$9.529	$14.560	0
	2010	$14.560	$18.107	0
	2011	$18.107	$16.037	0
	2012	$16.037	$17.491	0
	2013	$17.491	$23.346	0
	2014	$23.346	$24.566	0
	2015	$24.566	$24.253	0
	2016	$24.253	$23.835	0
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$14.897	$15.282	6,922
	2008	$15.282	$9.367	7,601
	2009	$9.367	$11.538	5,146
	2010	$11.538	$12.918	5,073
	2011	$12.918	$12.816	4,302
	2012	$12.816	$14.465	2,540
	2013	$14.465	$18.594	2,337
	2014	$18.594	$20.522	2,190
	2015	$20.522	$20.208	2,124
	2016	$20.208	$21.958	2,100
Invesco V.I. Value Opportunities Fund - Series II
	2007	$15.804	$15.650	979
	2008	$15.650	$7.354	973
	2009	$7.354	$10.616	717
	2010	$10.616	$11.094	713
	2011	$11.094	$10.472	677
	2012	$10.472	$12.038	0
	2013	$12.038	$15.676	0
	2014	$15.676	$16.296	0
	2015	$16.296	$14.226	0
	2016	$14.226	$16.392	0
Invesco Van Kampen V.I. International Growth Equity Fund - Series II
	2007	$10.687	$11.930	1,021
	2008	$11.930	$6.000	1,166
	2009	$6.000	$8.006	1,130
	2010	$8.006	$8.596	1,153
	2011	$8.596	$9.340	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$17.602	$20.643	2,081
	2008	$20.643	$13.423	1,926
	2009	$13.423	$15.586	1,492
	2010	$15.586	$16.257	1,382
	2011	$16.257	$18.398	1,320
	2012	$18.398	$21.291	498
	2013	$21.291	$24.453	498
	2014	$24.453	$25.803	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$16.845	$19.647	0
	2008	$19.647	$9.790	0
	2009	$9.790	$16.172	0
	2010	$16.172	$19.868	0
	2011	$19.868	$17.939	0
	2012	$17.939	$19.563	0
	2013	$19.563	$20.711	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$18.615	$20.978	0
	2008	$20.978	$11.715	0
	2009	$11.715	$14.584	0
	2010	$14.584	$15.242	0
	2011	$15.242	$13.426	0
	2012	$13.426	$15.500	0
	2013	$15.500	$19.266	0
	2014	$19.266	$17.061	0
	2015	$17.061	$15.771	0
	2016	$15.771	$14.987	0
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$16.519	$18.832	775
	2008	$18.832	$10.311	775
	2009	$10.311	$9.828	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$10.901	$11.260	25,808
	2008	$11.260	$10.000	21,324
	2009	$10.000	$11.949	12,737
	2010	$11.949	$12.728	11,705
	2011	$12.728	$13.023	11,188
	2012	$13.023	$14.483	10,619
	2013	$14.483	$14.266	11,962
	2014	$14.266	$14.971	11,843
	2015	$14.971	$14.303	11,776
	2016	$14.303	$14.911	11,921
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$9.918	$9.961	5,788
	2008	$9.961	$8.252	5,564
	2009	$8.252	$8.511	2,154
	2010	$8.511	$8.501	1,512
	2011	$8.501	$8.510	1,512
	2012	$8.510	$8.568	1,512
	2013	$8.568	$8.380	1,512
	2014	$8.380	$8.256	1,512
	2015	$8.256	$8.042	1,512
	2016	$8.042	$8.235	1,512

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$9.912	$10.136	11,768
	2008	$10.136	$10.121	10,434
	2009	$10.121	$9.891	4,587
	2010	$9.891	$9.665	4,743
	2011	$9.665	$9.446	4,715
	2012	$9.446	$9.230	3,175
	2013	$9.230	$9.019	6,633
	2014	$9.019	$8.814	5,322
	2015	$8.814	$8.613	2,100
	2016	$8.613	$8.548	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$14.958	$17.425	4,189
	2008	$17.425	$8.896	4,186
	2009	$8.896	$14.851	4,181
	2010	$14.851	$18.492	4,178
	2011	$18.492	$16.810	4,175
	2012	$16.810	$18.411	4,172
	2013	$18.411	$27.051	2,904
	2014	$27.051	$27.871	2,902
	2015	$27.871	$29.503	2,583
	2016	$29.503	$27.778	2,583
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$15.227	$16.122	7,605
	2008	$16.122	$11.940	7,600
	2009	$11.940	$13.935	7,001
	2010	$13.935	$14.501	3,061
	2011	$14.501	$13.017	3,059
	2012	$13.017	$13.568	3,057
	2013	$13.568	$14.409	0
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
	2007	$9.452	$11.371	479
	2008	$11.371	$6.238	476
	2009	$6.238	$8.632	472
	2010	$8.632	$10.480	468
	2011	$10.480	$9.468	465
	2012	$9.468	$9.724	462
	2013	$9.724	$8.103	459
	2014	$8.103	$6.443	457
	2015	$6.443	$4.680	454
	2016	$4.680	$5.253	451
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
	2007	$10.659	$11.010	0
	2008	$11.010	$9.180	0
	2009	$9.180	$11.702	0
	2010	$11.702	$12.813	0
	2011	$12.813	$13.299	0
	2012	$13.299	$15.300	0
	2013	$15.300	$13.897	0
	2014	$13.897	$13.770	0
	2015	$13.770	$13.139	0
	2016	$13.139	$14.534	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Real Return Portfolio - Advisor Shares
	2007	$10.077	$10.886	0
	2008	$10.886	$9.878	0
	2009	$9.878	$11.416	0
	2010	$11.416	$12.047	0
	2011	$12.047	$13.134	0
	2012	$13.134	$13.941	0
	2013	$13.941	$12.354	0
	2014	$12.354	$12.432	0
	2015	$12.432	$11.807	0
	2016	$11.807	$12.124	0
PIMCO Total Return Portfolio - Advisor Shares
	2007	$10.258	$10.890	1,660
	2008	$10.890	$11.142	1,326
	2009	$11.142	$12.407	1,943
	2010	$12.407	$13.094	1,952
	2011	$13.094	$13.244	1,436
	2012	$13.244	$14.168	1,427
	2013	$14.168	$13.558	1,418
	2014	$13.558	$13.801	1,565
	2015	$13.801	$13.532	1,541
	2016	$13.532	$13.563	1,518
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$7.810	2,671
	2010	$7.810	$8.593	2,662
	2011	$8.593	$8.558	2,120
	2012	$8.558	$9.976	1,915
	2013	$9.976	$12.907	1,723
	2014	$12.907	$14.208	1,597
	2015	$14.208	$13.460	1,602
	2016	$13.460	$14.948	1,545
Putnam VT George Putnam Balanced Fund - Class IB
	2007	$13.238	$13.056	865
	2008	$13.056	$7.562	1,133
	2009	$7.562	$9.282	0
	2010	$9.282	$10.052	0
	2011	$10.052	$10.094	0
	2012	$10.094	$11.099	0
	2013	$11.099	$12.807	0
	2014	$12.807	$13.850	0
	2015	$13.850	$13.380	0
	2016	$13.380	$14.121	0
Putnam VT Growth and Income Fund - Class IB
	2007	$15.470	$14.201	0
	2008	$14.201	$8.506	0
	2009	$8.506	$10.789	0
	2010	$10.789	$12.058	0
	2011	$12.058	$11.235	0
	2012	$11.235	$13.078	0
	2013	$13.078	$17.338	0
	2014	$17.338	$18.759	0
	2015	$18.759	$16.950	0
	2016	$16.950	$19.050	0
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.046	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT International Equity Fund - Class IB
	2007	$19.578	$20.727	2,467
	2008	$20.727	$11.351	2,454
	2009	$11.351	$13.823	2,320
	2010	$13.823	$14.861	2,311
	2011	$14.861	$12.062	2,302
	2012	$12.062	$14.368	920
	2013	$14.368	$17.980	879
	2014	$17.980	$16.377	878
	2015	$16.377	$16.025	680
	2016	$16.025	$15.275	680
Putnam VT Investors Fund - Class IB
	2007	$15.765	$14.607	0
	2008	$14.607	$8.627	0
	2009	$8.627	$11.028	0
	2010	$11.028	$12.276	0
	2011	$12.276	$12.000	0
	2012	$12.000	$13.698	0
	2013	$13.698	$18.086	0
	2014	$18.086	$20.131	0
	2015	$20.131	$19.242	0
	2016	$19.242	$21.068	0
Putnam VT New Value Fund - Class IB
	2007	$12.327	$11.454	3,449
	2008	$11.454	$6.182	4,427
	2009	$6.182	$5.816	0
Putnam VT Voyager Fund - Class IB
	2007	$12.746	$13.140	403
	2008	$13.140	$8.084	400
	2009	$8.084	$12.947	396
	2010	$12.947	$15.281	392
	2011	$15.281	$12.267	389
	2012	$12.267	$13.690	386
	2013	$13.690	$19.226	321
	2014	$19.226	$20.612	319
	2015	$20.612	$18.909	0
	2016	$18.909	$18.867	0
UIF Emerging Markets Debt Portfolio, Class II
	2007	$14.346	$14.912	1,653
	2008	$14.912	$12.388	1,457
	2009	$12.388	$15.749	623
	2010	$15.749	$16.888	532
	2011	$16.888	$17.638	480
	2012	$17.638	$20.314	260
	2013	$20.314	$18.111	259
	2014	$18.111	$18.208	259
	2015	$18.208	$17.581	259
	2016	$17.581	$18.998	259

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class II
	2007	$31.187	$42.797	446
	2008	$42.797	$18.088	446
	2009	$18.088	$30.066	446
	2010	$30.066	$34.945	446
	2011	$34.945	$27.919	446
	2012	$27.919	$32.690	0
	2013	$32.690	$31.589	0
	2014	$31.589	$29.460	0
	2015	$29.460	$25.702	0
	2016	$25.702	$26.779	0
UIF Global Franchise Portfolio, Class II
	2007	$17.418	$18.682	4,756
	2008	$18.682	$12.971	4,737
	2009	$12.971	$16.421	3,920
	2010	$16.421	$18.299	2,077
	2011	$18.299	$19.499	2,067
	2012	$19.499	$22.022	2,057
	2013	$22.022	$25.748	1,984
	2014	$25.748	$26.293	1,976
	2015	$26.293	$27.285	1,647
	2016	$27.285	$28.107	1,640
UIF Global Infrastructure - Class II
	2014	$10.000	$27.544	498
	2015	$27.544	$23.176	497
	2016	$23.176	$26.037	497
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$15.631	329
	2014	$15.631	$15.578	328
	2015	$15.578	$14.228	326
	2016	$14.228	$14.666	324
UIF Growth Portfolio, Class II
	2007	$13.981	$16.618	0
	2008	$16.618	$8.224	0
	2009	$8.224	$13.271	0
	2010	$13.271	$15.899	0
	2011	$15.899	$15.064	0
	2012	$15.064	$16.786	0
	2013	$16.786	$24.230	0
	2014	$24.230	$25.117	0
	2015	$25.117	$27.479	0
	2016	$27.479	$26.335	0
UIF Mid Cap Growth Portfolio, Class II
	2007	$18.901	$22.641	3,764
	2008	$22.641	$11.765	3,786
	2009	$11.765	$18.090	3,587
	2010	$18.090	$23.381	246
	2011	$23.381	$21.207	0
	2012	$21.207	$22.479	0
	2013	$22.479	$30.198	0
	2014	$30.198	$30.050	0
	2015	$30.050	$27.603	0
	2016	$27.603	$24.587	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Small Company Growth Portfolio, Class II
	2007	$18.954	$19.066	660
	2008	$19.066	$11.096	466
	2009	$11.096	$15.899	466
	2010	$15.899	$19.662	466
	2011	$19.662	$17.538	466
	2012	$17.538	$19.655	0
	2013	$19.655	$32.905	0
	2014	$32.905	$27.694	0
	2015	$27.694	$24.410	0
	2016	$24.410	$25.198	0
UIF U.S. Real Estate Portfolio, Class II
	2007	$25.912	$20.943	3,201
	2008	$20.943	$12.675	3,843
	2009	$12.675	$15.913	804
	2010	$15.913	$20.140	802
	2011	$20.140	$20.794	801
	2012	$20.794	$23.491	302
	2013	$23.491	$23.355	302
	2014	$23.355	$29.536	301
	2015	$29.536	$29.414	301
	2016	$29.414	$30.625	301
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*
With the Enhanced Beneficiary Protection (Annual Increase) Option, and the Earnings Protection Death Benefit Option (age 71-79)
Mortality & Expense = 2.2

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$15.470	$15.832	611
	2008	$15.832	$9.164	654
	2009	$9.164	$10.766	662
	2010	$10.766	$11.854	303
	2011	$11.854	$12.273	0
	2012	$12.273	$14.045	0
	2013	$14.045	$18.452	0
	2014	$18.452	$19.684	0
	2015	$19.684	$19.488	0
	2016	$19.488	$21.130	0
AB VPS Growth Portfolio - Class B
	2007	$14.547	$15.996	0
	2008	$15.996	$8.962	0
	2009	$8.962	$11.623	0
	2010	$11.623	$13.024	0
	2011	$13.024	$12.837	0
	2012	$12.837	$14.231	0
	2013	$14.231	$18.576	0
	2014	$18.576	$20.482	0
	2015	$20.482	$21.756	0
	2016	$21.756	$21.418	0
AB VPS International Value Portfolio - Class B
	2007	$15.581	$16.056	3,231
	2008	$16.056	$7.321	3,874
	2009	$7.321	$9.601	1,739
	2010	$9.601	$9.775	1,916
	2011	$9.775	$7.687	2,273
	2012	$7.687	$8.568	2,293
	2013	$8.568	$10.264	2,317
	2014	$10.264	$9.371	2,612
	2015	$9.371	$9.367	2,477
	2016	$9.367	$9.071	2,082
AB VPS Large Cap Growth Portfolio - Class B
	2007	$13.138	$14.568	309
	2008	$14.568	$8.557	0
	2009	$8.557	$11.452	0
	2010	$11.452	$12.277	0
	2011	$12.277	$11.592	0
	2012	$11.592	$13.139	0
	2013	$13.139	$17.570	0
	2014	$17.570	$19.524	0
	2015	$19.524	$21.126	0
	2016	$21.126	$21.108	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Small/Mid Cap Value Portfolio - Class B
	2007	$18.262	$18.095	4,983
	2008	$18.095	$11.348	3,068
	2009	$11.348	$15.802	253
	2010	$15.802	$19.526	228
	2011	$19.526	$17.417	244
	2012	$17.417	$20.139	239
	2013	$20.139	$27.057	219
	2014	$27.057	$28.773	212
	2015	$28.773	$26.486	218
	2016	$26.486	$32.265	195
AB VPS Value Portfolio - Class B
	2007	$12.614	$11.798	0
	2008	$11.798	$6.792	0
	2009	$6.792	$8.025	0
	2010	$8.025	$8.728	0
	2011	$8.728	$8.198	0
	2012	$8.198	$9.245	0
	2013	$9.245	$12.317	0
	2014	$12.317	$13.318	0
	2015	$13.318	$12.067	0
	2016	$12.067	$13.110	0
AllianceBernstein VPS Utility Income Portfolio - Class B
	2007	$13.136	$15.646	3,404
	2008	$15.646	$9.659	0
	2009	$9.659	$10.379	0
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2007	$12.866	$14.729	3,511
	2008	$14.729	$8.239	3,170
	2009	$8.239	$10.895	3,150
	2010	$10.895	$12.435	3,004
	2011	$12.435	$11.800	2,880
	2012	$11.800	$13.376	2,760
	2013	$13.376	$17.098	2,649
	2014	$17.098	$18.635	2,640
	2015	$18.635	$18.265	2,549
	2016	$18.265	$19.208	1,586
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2007	$10.158	$10.405	305
	2008	$10.405	$10.438	211
	2009	$10.438	$10.237	267
	2010	$10.237	$9.999	295
	2011	$9.999	$9.762	292
	2012	$9.762	$9.529	328
	2013	$9.529	$9.302	384
	2014	$9.302	$9.081	406
	2015	$9.081	$8.865	400
	2016	$8.865	$8.654	267

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth & Income Portfolio - Service Class 2
	2007	$12.152	$13.267	3,299
	2008	$13.267	$7.524	3,267
	2009	$7.524	$9.328	2,249
	2010	$9.328	$10.430	2,138
	2011	$10.430	$10.319	2,012
	2012	$10.319	$11.910	1,903
	2013	$11.910	$15.491	1,754
	2014	$15.491	$16.667	1,704
	2015	$16.667	$15.856	1,643
	2016	$15.856	$17.925	702
Fidelity VIP High Income Portfolio - Service Class 2
	2007	$11.293	$11.302	769
	2008	$11.302	$8.258	704
	2009	$8.258	$11.564	664
	2010	$11.564	$12.831	643
	2011	$12.831	$12.991	572
	2012	$12.991	$14.451	557
	2013	$14.451	$14.910	529
	2014	$14.910	$14.685	499
	2015	$14.685	$13.780	463
	2016	$13.780	$15.357	269
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2007	$13.217	$14.878	3,397
	2008	$14.878	$8.770	1,522
	2009	$8.770	$11.963	2,957
	2010	$11.963	$15.014	2,457
	2011	$15.014	$13.065	2,272
	2012	$13.065	$14.609	2,024
	2013	$14.609	$19.376	1,758
	2014	$19.376	$20.053	1,615
	2015	$20.053	$19.255	1,425
	2016	$19.255	$21.037	697
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
	2007	$11.393	$12.712	3,788
	2008	$12.712	$8.026	3,796
	2009	$8.026	$10.417	260
	2010	$10.417	$11.815	249
	2011	$11.815	$10.980	259
	2012	$10.980	$11.709	267
	2013	$11.709	$15.714	229
	2014	$15.714	$16.275	225
	2015	$16.275	$16.579	212
	2016	$16.579	$15.717	0
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.453	$11.481	843
	2008	$11.481	$8.587	807
	2009	$8.587	$11.960	658
	2010	$11.960	$13.223	0
	2011	$13.223	$13.496	0
	2012	$13.496	$15.222	0
	2013	$15.222	$16.022	0
	2014	$16.022	$15.635	0
	2015	$15.635	$13.869	0
	2016	$13.869	$15.833	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$12.798	$12.960	17,442
	2008	$12.960	$8.898	17,357
	2009	$8.898	$11.777	17,257
	2010	$11.777	$12.953	16,893
	2011	$12.953	$12.945	16,580
	2012	$12.945	$14.234	16,279
	2013	$14.234	$15.831	3,828
	2014	$15.831	$16.166	2,748
	2015	$16.166	$14.666	2,040
	2016	$14.666	$16.325	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2007	$13.597	$14.843	1,949
	2008	$14.843	$10.365	1,940
	2009	$10.365	$12.477	2,853
	2010	$12.477	$13.635	2,675
	2011	$13.635	$12.916	2,434
	2012	$12.916	$14.291	2,081
	2013	$14.291	$17.802	1,645
	2014	$17.802	$18.368	1,056
	2015	$18.368	$17.274	537
	2016	$17.274	$18.916	121
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.584	$13.719	1,170
	2008	$13.719	$8.421	1,086
	2009	$8.421	$10.361	2,426
	2010	$10.361	$11.246	2,147
	2011	$11.246	$10.863	1,871
	2012	$10.863	$12.113	1,669
	2013	$12.113	$15.166	1,464
	2014	$15.166	$15.858	815
	2015	$15.858	$14.714	666
	2016	$14.714	$16.670	489
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.607	$16.459	12,202
	2008	$16.459	$9.578	8,782
	2009	$9.578	$12.813	1,857
	2010	$12.813	$13.558	1,761
	2011	$13.558	$11.827	1,758
	2012	$11.827	$13.649	1,594
	2013	$13.649	$16.383	1,522
	2014	$16.383	$14.211	1,692
	2015	$14.211	$12.971	1,619
	2016	$12.971	$13.570	1,560
Goldman Sachs VIT Large Cap Value Fund - Institutional
	2007	$12.530	$12.260	1,307
	2008	$12.260	$7.932	1,179
	2009	$7.932	$9.161	845
	2010	$9.161	$9.943	855
	2011	$9.943	$9.022	869
	2012	$9.022	$10.490	861
	2013	$10.490	$13.642	843
	2014	$13.642	$15.039	304
	2015	$15.039	$14.032	310
	2016	$14.032	$15.284	309

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2007	$12.832	$12.856	5,661
	2008	$12.856	$7.941	5,628
	2009	$7.941	$10.321	2,265
	2010	$10.321	$12.593	2,251
	2011	$12.593	$11.509	2,141
	2012	$11.509	$13.308	1,891
	2013	$13.308	$17.263	1,556
	2014	$17.263	$19.137	943
	2015	$19.137	$16.953	334
	2016	$16.953	$18.788	0
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional
	2007	$12.365	$10.050	5,866
	2008	$10.050	$6.490	5,272
	2009	$6.490	$8.088	3,569
	2010	$8.088	$10.273	2,658
	2011	$10.273	$10.096	2,229
	2012	$10.096	$11.118	1,967
	2013	$11.118	$14.718	1,574
	2014	$14.718	$15.362	1,319
	2015	$15.362	$14.676	1,081
	2016	$14.676	$17.650	795
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
	2007	$12.354	$11.774	2,769
	2008	$11.774	$7.294	2,563
	2009	$7.294	$8.625	1,697
	2010	$8.625	$9.500	1,702
	2011	$9.500	$9.649	1,631
	2012	$9.649	$10.779	1,635
	2013	$10.779	$14.469	1,528
	2014	$14.469	$16.435	1,430
	2015	$16.435	$16.010	1,408
	2016	$16.010	$17.306	1,193
Invesco V.I. American Franchise Fund - Series II
	2007	$12.907	$14.694	1,065
	2008	$14.694	$7.298	1,036
	2009	$7.298	$11.800	1,022
	2010	$11.800	$13.771	1,011
	2011	$13.771	$12.584	178
	2012	$12.584	$13.928	172
	2013	$13.928	$19.005	154
	2014	$19.005	$20.067	139
	2015	$20.067	$20.517	122
	2016	$20.517	$20.432	112
Invesco V.I. American Value Fund - Series II
	2007	$19.178	$20.167	4,285
	2008	$20.167	$11.531	2,884
	2009	$11.531	$15.663	1,707
	2010	$15.663	$18.680	1,644
	2011	$18.680	$18.385	1,620
	2012	$18.385	$21.009	1,609
	2013	$21.009	$27.465	1,556
	2014	$27.465	$29.350	695
	2015	$29.350	$25.967	749
	2016	$25.967	$29.206	593

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Capital Appreciation - Series II
	2007	$13.868	$15.123	0
	2008	$15.123	$8.469	0
	2009	$8.469	$9.979	0
	2010	$9.979	$11.222	0
	2011	$11.222	$10.065	0
	2012	$10.065	$11.518	0
Invesco V.I. Comstock Fund - Series II
	2007	$16.405	$15.638	23,753
	2008	$15.638	$9.799	19,023
	2009	$9.799	$12.282	10,596
	2010	$12.282	$13.870	9,546
	2011	$13.870	$13.254	8,021
	2012	$13.254	$15.385	7,238
	2013	$15.385	$20.371	5,992
	2014	$20.371	$21.694	3,345
	2015	$21.694	$19.864	2,512
	2016	$19.864	$22.684	1,211
Invesco V.I. Core Equity Fund - Series II
	2007	$10.723	$11.290	0
	2008	$11.290	$7.679	0
	2009	$7.679	$9.592	0
	2010	$9.592	$10.229	0
	2011	$10.229	$9.956	0
	2012	$9.956	$11.040	0
	2013	$11.040	$13.895	0
	2014	$13.895	$14.627	0
	2015	$14.627	$13.420	0
	2016	$13.420	$14.413	0
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$14.301	$14.502	1,747
	2008	$14.502	$8.994	836
	2009	$8.994	$10.880	894
	2010	$10.880	$11.704	921
	2011	$11.704	$11.418	0
	2012	$11.418	$13.191	0
	2013	$13.191	$16.838	0
	2014	$16.838	$18.496	0
	2015	$18.496	$18.381	0
	2016	$18.381	$20.552	0
Invesco V.I. Equity and Income Fund - Series II
	2007	$14.464	$14.591	7,898
	2008	$14.591	$11.012	6,482
	2009	$11.012	$13.166	6,217
	2010	$13.166	$14.397	5,896
	2011	$14.397	$13.871	5,778
	2012	$13.871	$15.216	5,526
	2013	$15.216	$18.549	5,035
	2014	$18.549	$19.693	2,651
	2015	$19.693	$18.725	2,512
	2016	$18.725	$20.991	1,576

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$11.392	671
	2012	$11.392	$12.610	661
	2013	$12.610	$15.048	630
	2014	$15.048	$14.760	237
	2015	$14.760	$14.169	209
	2016	$14.169	$14.731	192
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$17.726	$18.470	1,757
	2008	$18.470	$10.621	743
	2009	$10.621	$12.038	728
	2010	$12.038	$13.147	716
	2011	$13.147	$14.137	0
Invesco V.I. Growth and Income Fund - Series II
	2007	$16.655	$16.665	6,870
	2008	$16.665	$11.026	6,420
	2009	$11.026	$13.358	6,480
	2010	$13.358	$14.628	5,657
	2011	$14.628	$13.957	4,389
	2012	$13.957	$15.577	4,195
	2013	$15.577	$20.339	3,585
	2014	$20.339	$21.831	1,355
	2015	$21.831	$20.603	1,258
	2016	$20.603	$24.020	1,164
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$17.420	2,692
	2014	$17.420	$17.273	193
	2015	$17.273	$16.292	156
	2016	$16.292	$17.626	119
Invesco V.I. High Yield Securities Fund - Series II
	2007	$12.734	$12.913	3,943
	2008	$12.913	$9.681	4,032
	2009	$9.681	$13.633	3,521
	2010	$13.633	$14.632	3,221
	2011	$14.632	$14.519	2,916
	2012	$14.519	$16.794	2,669
	2013	$16.794	$17.271	0
Invesco V.I. Income Builder Fund - Series II
	2007	$14.500	$14.557	0
	2008	$14.557	$10.452	0
	2009	$10.452	$12.742	0
	2010	$12.742	$13.948	0
	2011	$13.948	$14.797	0
Invesco V.I. International Growth Fund - Series II
	2011	$10.000	$7.769	366
	2012	$7.769	$8.740	358
	2013	$8.740	$10.128	354
	2014	$10.128	$9.894	372
	2015	$9.894	$9.405	373
	2016	$9.405	$9.117	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2007	$12.189	$13.001	0
	2008	$13.001	$9.050	0
	2009	$9.050	$11.471	0
	2010	$11.471	$12.740	0
	2011	$12.740	$11.627	0
	2012	$11.627	$12.554	0
	2013	$12.554	$15.742	0
	2014	$15.742	$16.007	0
	2015	$16.007	$14.955	0
	2016	$14.955	$16.520	0
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$15.907	$18.257	0
	2008	$18.257	$9.474	0
	2009	$9.474	$14.461	0
	2010	$14.461	$17.965	0
	2011	$17.965	$15.895	0
	2012	$15.895	$17.318	0
	2013	$17.318	$23.092	0
	2014	$23.092	$24.274	0
	2015	$24.274	$23.941	0
	2016	$23.941	$23.504	0
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$14.841	$15.209	2,615
	2008	$15.209	$9.313	2,117
	2009	$9.313	$11.459	1,102
	2010	$11.459	$12.817	1,092
	2011	$12.817	$12.703	1,050
	2012	$12.703	$14.323	1,047
	2013	$14.323	$18.392	987
	2014	$18.392	$20.278	915
	2015	$20.278	$19.947	885
	2016	$19.947	$21.653	654
Invesco V.I. Value Opportunities Fund - Series II
	2007	$15.744	$15.576	900
	2008	$15.576	$7.312	820
	2009	$7.312	$10.544	676
	2010	$10.544	$11.007	326
	2011	$11.007	$10.380	0
	2012	$10.380	$11.920	0
	2013	$11.920	$15.506	0
	2014	$15.506	$16.102	0
	2015	$16.102	$14.042	0
	2016	$14.042	$16.164	0
Invesco Van Kampen V.I. International Growth Equity Fund - Series II
	2007	$10.680	$11.910	267
	2008	$11.910	$5.984	368
	2009	$5.984	$7.975	342
	2010	$7.975	$8.555	385
	2011	$8.555	$9.292	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$17.536	$20.545	315
	2008	$20.545	$13.346	0
	2009	$13.346	$15.480	0
	2010	$15.480	$16.130	0
	2011	$16.130	$18.236	0
	2012	$18.236	$21.081	0
	2013	$21.081	$24.187	0
	2014	$24.187	$25.514	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$16.782	$19.553	0
	2008	$19.553	$9.733	0
	2009	$9.733	$16.062	0
	2010	$16.062	$19.712	0
	2011	$19.712	$17.781	0
	2012	$17.781	$19.370	0
	2013	$19.370	$20.500	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$18.546	$20.878	362
	2008	$20.878	$11.647	0
	2009	$11.647	$14.485	0
	2010	$14.485	$15.123	0
	2011	$15.123	$13.308	0
	2012	$13.308	$15.348	0
	2013	$15.348	$19.056	0
	2014	$19.056	$16.858	0
	2015	$16.858	$15.568	0
	2016	$15.568	$14.779	0
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$16.457	$18.742	0
	2008	$18.742	$10.251	0
	2009	$10.251	$9.768	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$10.860	$11.206	14,801
	2008	$11.206	$9.942	12,432
	2009	$9.942	$11.868	12,107
	2010	$11.868	$12.628	9,651
	2011	$12.628	$12.908	8,560
	2012	$12.908	$14.341	8,231
	2013	$14.341	$14.111	8,920
	2014	$14.111	$14.793	2,706
	2015	$14.793	$14.119	2,580
	2016	$14.119	$14.703	2,022
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$9.881	$9.913	9,466
	2008	$9.913	$8.204	8,344
	2009	$8.204	$8.453	9,162
	2010	$8.453	$8.434	9,507
	2011	$8.434	$8.435	9,312
	2012	$8.435	$8.484	9,795
	2013	$8.484	$8.289	10,594
	2014	$8.289	$8.158	224
	2015	$8.158	$7.938	181
	2016	$7.938	$8.121	138

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$9.875	$10.088	11,902
	2008	$10.088	$10.063	9,323
	2009	$10.063	$9.824	10,712
	2010	$9.824	$9.590	9,585
	2011	$9.590	$9.362	8,804
	2012	$9.362	$9.139	9,443
	2013	$9.139	$8.921	10,142
	2014	$8.921	$8.709	452
	2015	$8.709	$8.502	366
	2016	$8.502	$8.435	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$14.902	$17.342	1,395
	2008	$17.342	$8.845	1,647
	2009	$8.845	$14.750	1,187
	2010	$14.750	$18.347	586
	2011	$18.347	$16.662	0
	2012	$16.662	$18.230	0
	2013	$18.230	$26.758	0
	2014	$26.758	$27.540	0
	2015	$27.540	$29.123	0
	2016	$29.123	$27.392	0
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$15.170	$16.045	2,108
	2008	$16.045	$11.871	601
	2009	$11.871	$13.840	601
	2010	$13.840	$14.387	601
	2011	$14.387	$12.902	601
	2012	$12.902	$13.434	601
	2013	$13.434	$14.263	0
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
	2007	$9.445	$11.352	0
	2008	$11.352	$6.221	0
	2009	$6.221	$8.599	672
	2010	$8.599	$10.429	508
	2011	$10.429	$9.413	429
	2012	$9.413	$9.658	379
	2013	$9.658	$8.040	438
	2014	$8.040	$6.386	432
	2015	$6.386	$4.634	398
	2016	$4.634	$5.196	221
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
	2007	$10.652	$10.991	0
	2008	$10.991	$9.155	0
	2009	$9.155	$11.658	0
	2010	$11.658	$12.752	11
	2011	$12.752	$13.222	0
	2012	$13.222	$15.196	0
	2013	$15.196	$13.788	0
	2014	$13.788	$13.648	0
	2015	$13.648	$13.010	0
	2016	$13.010	$14.376	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Real Return Portfolio - Advisor Shares
	2007	$10.070	$10.867	0
	2008	$10.867	$9.851	0
	2009	$9.851	$11.373	0
	2010	$11.373	$11.990	0
	2011	$11.990	$13.057	0
	2012	$13.057	$13.846	0
	2013	$13.846	$12.257	0
	2014	$12.257	$12.322	0
	2015	$12.322	$11.690	0
	2016	$11.690	$11.993	0
PIMCO Total Return Portfolio - Advisor Shares
	2007	$10.251	$10.871	877
	2008	$10.871	$11.112	594
	2009	$11.112	$12.360	663
	2010	$12.360	$13.031	683
	2011	$13.031	$13.167	649
	2012	$13.167	$14.071	667
	2013	$14.071	$13.452	797
	2014	$13.452	$13.679	811
	2015	$13.679	$13.398	795
	2016	$13.398	$13.416	0
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$7.772	2,225
	2010	$7.772	$8.543	1,971
	2011	$8.543	$8.500	1,672
	2012	$8.500	$9.898	1,437
	2013	$9.898	$12.793	1,211
	2014	$12.793	$14.068	1,000
	2015	$14.068	$13.314	883
	2016	$13.314	$14.770	581
Putnam VT George Putnam Balanced Fund - Class IB
	2007	$13.188	$12.994	0
	2008	$12.994	$7.518	0
	2009	$7.518	$9.219	0
	2010	$9.219	$9.973	0
	2011	$9.973	$10.005	0
	2012	$10.005	$10.989	0
	2013	$10.989	$12.668	0
	2014	$12.668	$13.685	0
	2015	$13.685	$13.207	0
	2016	$13.207	$13.925	0
Putnam VT Growth and Income Fund - Class IB
	2007	$15.412	$14.133	0
	2008	$14.133	$8.457	0
	2009	$8.457	$10.715	0
	2010	$10.715	$11.963	0
	2011	$11.963	$11.136	0
	2012	$11.136	$12.949	0
	2013	$12.949	$17.149	0
	2014	$17.149	$18.536	0
	2015	$18.536	$16.731	0
	2016	$16.731	$18.785	0
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.045	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT International Equity Fund - Class IB
	2007	$19.505	$20.629	722
	2008	$20.629	$11.285	462
	2009	$11.285	$13.729	477
	2010	$13.729	$14.745	495
	2011	$14.745	$11.955	241
	2012	$11.955	$14.226	241
	2013	$14.226	$17.785	241
	2014	$17.785	$16.183	0
	2015	$16.183	$15.818	0
	2016	$15.818	$15.062	0
Putnam VT Investors Fund - Class IB
	2007	$15.706	$14.537	0
	2008	$14.537	$8.577	0
	2009	$8.577	$10.953	0
	2010	$10.953	$12.180	0
	2011	$12.180	$11.894	0
	2012	$11.894	$13.563	0
	2013	$13.563	$17.890	0
	2014	$17.890	$19.892	0
	2015	$19.892	$18.994	0
	2016	$18.994	$20.775	0
Putnam VT New Value Fund - Class IB
	2007	$12.306	$11.423	1,146
	2008	$11.423	$6.159	1,228
	2009	$6.159	$5.793	0
Putnam VT Voyager Fund - Class IB
	2007	$12.698	$13.077	370
	2008	$13.077	$8.037	313
	2009	$8.037	$12.858	251
	2010	$12.858	$15.162	237
	2011	$15.162	$12.158	0
	2012	$12.158	$13.556	0
	2013	$13.556	$19.018	0
	2014	$19.018	$20.368	0
	2015	$20.368	$18.665	0
	2016	$18.665	$18.607	0
UIF Emerging Markets Debt Portfolio, Class II
	2007	$14.292	$14.841	237
	2008	$14.841	$12.316	215
	2009	$12.316	$15.642	380
	2010	$15.642	$16.756	208
	2011	$16.756	$17.483	174
	2012	$17.483	$20.114	168
	2013	$20.114	$17.914	151
	2014	$17.914	$17.991	135
	2015	$17.991	$17.355	119
	2016	$17.355	$18.734	110

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class II
	2007	$31.070	$42.593	66
	2008	$42.593	$17.983	66
	2009	$17.983	$29.862	457
	2010	$29.862	$34.672	371
	2011	$34.672	$27.672	358
	2012	$27.672	$32.368	293
	2013	$32.368	$31.246	295
	2014	$31.246	$29.110	192
	2015	$29.110	$25.371	144
	2016	$25.371	$26.407	87
UIF Global Franchise Portfolio, Class II
	2007	$17.353	$18.593	3,425
	2008	$18.593	$12.896	2,575
	2009	$12.896	$16.309	2,840
	2010	$16.309	$18.156	2,469
	2011	$18.156	$19.327	1,843
	2012	$19.327	$21.805	1,769
	2013	$21.805	$25.469	1,678
	2014	$25.469	$25.981	1,646
	2015	$25.981	$26.933	1,569
	2016	$26.933	$27.716	1,039
UIF Global Infrastructure - Class II
	2014	$10.000	$27.217	0
	2015	$27.217	$22.877	0
	2016	$22.877	$25.675	0
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$15.462	601
	2014	$15.462	$15.393	0
	2015	$15.393	$14.044	0
	2016	$14.044	$14.463	0
UIF Growth Portfolio, Class II
	2007	$13.928	$16.539	0
	2008	$16.539	$8.177	0
	2009	$8.177	$13.181	0
	2010	$13.181	$15.775	0
	2011	$15.775	$14.931	0
	2012	$14.931	$16.621	0
	2013	$16.621	$23.967	0
	2014	$23.967	$24.818	0
	2015	$24.818	$27.124	0
	2016	$27.124	$25.969	0
UIF Mid Cap Growth Portfolio, Class II
	2007	$18.830	$22.533	3,466
	2008	$22.533	$11.697	3,166
	2009	$11.697	$17.967	1,127
	2010	$17.967	$23.198	831
	2011	$23.198	$21.020	792
	2012	$21.020	$22.258	783
	2013	$22.258	$29.870	743
	2014	$29.870	$29.693	718
	2015	$29.693	$27.247	693
	2016	$27.247	$24.246	611

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Small Company Growth Portfolio, Class II
	2007	$18.883	$18.976	310
	2008	$18.976	$11.032	310
	2009	$11.032	$15.791	381
	2010	$15.791	$19.508	310
	2011	$19.508	$17.383	310
	2012	$17.383	$19.462	310
	2013	$19.462	$32.548	310
	2014	$32.548	$27.365	0
	2015	$27.365	$24.095	0
	2016	$24.095	$24.848	0
UIF U.S. Real Estate Portfolio, Class II
	2007	$25.815	$20.843	1,244
	2008	$20.843	$12.601	1,031
	2009	$12.601	$15.805	938
	2010	$15.805	$19.983	630
	2011	$19.983	$20.611	412
	2012	$20.611	$23.259	376
	2013	$23.259	$23.101	341
	2014	$23.101	$29.185	166
	2015	$29.185	$29.035	134
	2016	$29.035	$30.200	102
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*
With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, and the Earnings Protection Death Benefit Option (age 0-70)
Mortality & Expense = 2.25

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$15.441	$15.794	44,684
	2008	$15.794	$9.138	35,879
	2009	$9.138	$10.729	31,354
	2010	$10.729	$11.807	16,684
	2011	$11.807	$12.219	14,972
	2012	$12.219	$13.976	13,734
	2013	$13.976	$18.351	9,760
	2014	$18.351	$19.567	7,525
	2015	$19.567	$19.362	5,360
	2016	$19.362	$20.982	5,310
AB VPS Growth Portfolio - Class B
	2007	$14.520	$15.958	13,547
	2008	$15.958	$8.936	6,550
	2009	$8.936	$11.584	6,001
	2010	$11.584	$12.973	4,699
	2011	$12.973	$12.780	3,626
	2012	$12.780	$14.160	2,740
	2013	$14.160	$18.474	2,485
	2014	$18.474	$20.360	2,337
	2015	$20.360	$21.615	1,516
	2016	$21.615	$21.269	1,212
AB VPS International Value Portfolio - Class B
	2007	$15.568	$16.034	12,876
	2008	$16.034	$7.307	13,303
	2009	$7.307	$9.578	18,973
	2010	$9.578	$9.747	11,118
	2011	$9.747	$7.661	8,148
	2012	$7.661	$8.534	8,180
	2013	$8.534	$10.218	8,056
	2014	$10.218	$9.325	8,878
	2015	$9.325	$9.316	8,454
	2016	$9.316	$9.017	9,269
AB VPS Large Cap Growth Portfolio - Class B
	2007	$13.114	$14.533	4,562
	2008	$14.533	$8.532	3,019
	2009	$8.532	$11.413	1,457
	2010	$11.413	$12.229	598
	2011	$12.229	$11.541	596
	2012	$11.541	$13.074	593
	2013	$13.074	$17.474	591
	2014	$17.474	$19.408	589
	2015	$19.408	$20.989	365
	2016	$20.989	$20.961	363

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Small/Mid Cap Value Portfolio - Class B
	2007	$18.228	$18.052	30,143
	2008	$18.052	$11.315	16,276
	2009	$11.315	$15.748	13,747
	2010	$15.748	$19.450	13,111
	2011	$19.450	$17.340	11,676
	2012	$17.340	$20.040	9,489
	2013	$20.040	$26.909	5,434
	2014	$26.909	$28.601	3,884
	2015	$28.601	$26.314	3,454
	2016	$26.314	$32.040	3,191
AB VPS Value Portfolio - Class B
	2007	$12.603	$11.782	3,874
	2008	$11.782	$6.779	2,888
	2009	$6.779	$8.005	4,222
	2010	$8.005	$8.702	2,773
	2011	$8.702	$8.170	1,269
	2012	$8.170	$9.208	1,246
	2013	$9.208	$12.262	1,227
	2014	$12.262	$13.252	1,204
	2015	$13.252	$12.001	1,183
	2016	$12.001	$13.031	1,160
AllianceBernstein VPS Utility Income Portfolio - Class B
	2007	$13.124	$15.625	29,685
	2008	$15.625	$9.640	28,349
	2009	$9.640	$10.355	0
Fidelity VIP Contrafund® Portfolio - Service Class 2
	2007	$12.855	$14.709	27,527
	2008	$14.709	$8.224	26,690
	2009	$8.224	$10.869	15,854
	2010	$10.869	$12.398	13,565
	2011	$12.398	$11.760	8,667
	2012	$11.760	$13.324	8,736
	2013	$13.324	$17.022	6,802
	2014	$17.022	$18.543	6,441
	2015	$18.543	$18.165	4,160
	2016	$18.165	$19.093	3,010
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2007	$10.154	$10.396	1,635
	2008	$10.396	$10.423	17,552
	2009	$10.423	$10.217	19,031
	2010	$10.217	$9.975	7,382
	2011	$9.975	$9.734	11,909
	2012	$9.734	$9.496	23,976
	2013	$9.496	$9.266	9,184
	2014	$9.266	$9.040	8,767
	2015	$9.040	$8.821	7,980
	2016	$8.821	$8.607	18,046

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth & Income Portfolio - Service Class 2
	2007	$12.142	$13.249	4,579
	2008	$13.249	$7.509	9,341
	2009	$7.509	$9.305	11,758
	2010	$9.305	$10.399	13,708
	2011	$10.399	$10.284	13,391
	2012	$10.284	$11.863	11,594
	2013	$11.863	$15.422	10,264
	2014	$15.422	$16.585	9,653
	2015	$16.585	$15.769	7,934
	2016	$15.769	$17.818	4,427
Fidelity VIP High Income Portfolio - Service Class 2
	2007	$11.283	$11.286	2,557
	2008	$11.286	$8.242	2,502
	2009	$8.242	$11.537	2,437
	2010	$11.537	$12.794	2,413
	2011	$12.794	$12.947	2,381
	2012	$12.947	$14.395	388
	2013	$14.395	$14.844	433
	2014	$14.844	$14.612	453
	2015	$14.612	$13.705	455
	2016	$13.705	$15.266	433
Fidelity VIP Mid Cap Portfolio - Service Class 2
	2007	$13.205	$14.857	9,738
	2008	$14.857	$8.753	7,778
	2009	$8.753	$11.935	6,988
	2010	$11.935	$14.971	7,694
	2011	$14.971	$13.021	6,335
	2012	$13.021	$14.552	2,922
	2013	$14.552	$19.290	2,104
	2014	$19.290	$19.954	2,036
	2015	$19.954	$19.150	1,181
	2016	$19.150	$20.912	894
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
	2007	$11.384	$12.695	0
	2008	$12.695	$8.011	0
	2009	$8.011	$10.392	0
	2010	$10.392	$11.781	0
	2011	$11.781	$10.942	0
	2012	$10.942	$11.663	0
	2013	$11.663	$15.644	0
	2014	$15.644	$16.194	0
	2015	$16.194	$16.489	0
	2016	$16.489	$15.623	0
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.437	$11.460	12,744
	2008	$11.460	$8.566	12,386
	2009	$8.566	$11.926	11,635
	2010	$11.926	$13.177	13,640
	2011	$13.177	$13.443	11,277
	2012	$13.443	$15.155	9,470
	2013	$15.155	$15.943	5,857
	2014	$15.943	$15.550	4,907
	2015	$15.550	$13.786	3,633
	2016	$13.786	$15.731	3,115

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$12.780	$12.935	44,637
	2008	$12.935	$8.877	13,575
	2009	$8.877	$11.743	13,078
	2010	$11.743	$12.909	14,108
	2011	$12.909	$12.895	13,829
	2012	$12.895	$14.171	23,700
	2013	$14.171	$15.753	21,061
	2014	$15.753	$16.078	11,166
	2015	$16.078	$14.579	10,651
	2016	$14.579	$16.219	10,369
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
	2007	$13.586	$14.823	4,574
	2008	$14.823	$10.346	3,808
	2009	$10.346	$12.447	954
	2010	$12.447	$13.596	917
	2011	$13.596	$12.872	883
	2012	$12.872	$14.235	850
	2013	$14.235	$17.723	679
	2014	$17.723	$18.277	676
	2015	$18.277	$17.180	0
	2016	$17.180	$18.803	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.565	$13.693	48,680
	2008	$13.693	$8.401	37,815
	2009	$8.401	$10.331	32,235
	2010	$10.331	$11.208	28,232
	2011	$11.208	$10.821	20,437
	2012	$10.821	$12.060	17,971
	2013	$12.060	$15.091	13,435
	2014	$15.091	$15.771	10,934
	2015	$15.771	$14.627	10,662
	2016	$14.627	$16.562	10,841
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.587	$16.428	23,158
	2008	$16.428	$9.555	15,164
	2009	$9.555	$12.776	12,470
	2010	$12.776	$13.512	14,182
	2011	$13.512	$11.781	10,468
	2012	$11.781	$13.588	9,389
	2013	$13.588	$16.302	7,209
	2014	$16.302	$14.133	7,921
	2015	$14.133	$12.893	6,255
	2016	$12.893	$13.482	6,228
Goldman Sachs VIT Large Cap Value Fund - Institutional
	2007	$12.519	$12.243	6,122
	2008	$12.243	$7.917	5,418
	2009	$7.917	$9.139	5,266
	2010	$9.139	$9.915	5,300
	2011	$9.915	$8.991	3,122
	2012	$8.991	$10.449	1,420
	2013	$10.449	$13.582	1,420
	2014	$13.582	$14.965	1,322
	2015	$14.965	$13.955	1,343
	2016	$13.955	$15.193	1,331

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Goldman Sachs VIT Mid Cap Value Fund - Institutional
	2007	$12.821	$12.838	4,622
	2008	$12.838	$7.926	1,642
	2009	$7.926	$10.296	1,367
	2010	$10.296	$12.557	1,279
	2011	$12.557	$11.470	188
	2012	$11.470	$13.256	159
	2013	$13.256	$17.186	0
	2014	$17.186	$19.042	0
	2015	$19.042	$16.861	0
	2016	$16.861	$18.676	0
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional
	2007	$12.354	$10.037	4,483
	2008	$10.037	$6.478	3,796
	2009	$6.478	$8.069	2,701
	2010	$8.069	$10.243	2,346
	2011	$10.243	$10.061	2,625
	2012	$10.061	$11.074	2,669
	2013	$11.074	$14.653	2,394
	2014	$14.653	$15.286	2,350
	2015	$15.286	$14.596	2,310
	2016	$14.596	$17.545	1,880
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
	2007	$12.344	$11.758	3,437
	2008	$11.758	$7.280	3,100
	2009	$7.280	$8.604	3,023
	2010	$8.604	$9.472	3,040
	2011	$9.472	$9.616	2,853
	2012	$9.616	$10.737	2,879
	2013	$10.737	$14.405	2,596
	2014	$14.405	$16.354	2,337
	2015	$16.354	$15.923	2,272
	2016	$15.923	$17.203	2,279
Invesco V.I. American Franchise Fund - Series II
	2007	$12.883	$14.659	16,961
	2008	$14.659	$7.277	12,218
	2009	$7.277	$11.759	11,178
	2010	$11.759	$13.717	8,288
	2011	$13.717	$12.528	7,280
	2012	$12.528	$13.859	6,690
	2013	$13.859	$18.902	4,630
	2014	$18.902	$19.947	3,482
	2015	$19.947	$20.385	3,246
	2016	$20.385	$20.290	2,987
Invesco V.I. American Value Fund - Series II
	2007	$19.142	$20.119	31,164
	2008	$20.119	$11.497	17,347
	2009	$11.497	$15.609	14,256
	2010	$15.609	$18.607	11,153
	2011	$18.607	$18.304	9,438
	2012	$18.304	$20.905	8,683
	2013	$20.905	$27.316	5,889
	2014	$27.316	$29.175	4,285
	2015	$29.175	$25.799	3,947
	2016	$25.799	$29.002	3,721

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Capital Appreciation - Series II
	2007	$13.842	$15.086	4,397
	2008	$15.086	$8.444	2,057
	2009	$8.444	$9.945	1,952
	2010	$9.945	$11.178	1,737
	2011	$11.178	$10.020	876
	2012	$10.020	$11.465	0
Invesco V.I. Comstock Fund - Series II
	2007	$16.374	$15.601	150,721
	2008	$15.601	$9.771	83,824
	2009	$9.771	$12.240	62,194
	2010	$12.240	$13.816	51,988
	2011	$13.816	$13.195	41,179
	2012	$13.195	$15.309	39,122
	2013	$15.309	$20.260	30,748
	2014	$20.260	$21.565	24,173
	2015	$21.565	$19.735	20,012
	2016	$19.735	$22.526	18,921
Invesco V.I. Core Equity Fund - Series II
	2007	$10.720	$11.281	11,535
	2008	$11.281	$7.668	6,309
	2009	$7.668	$9.574	5,446
	2010	$9.574	$10.205	5,271
	2011	$10.205	$9.927	5,033
	2012	$9.927	$11.003	4,941
	2013	$11.003	$13.840	4,112
	2014	$13.840	$14.562	3,894
	2015	$14.562	$13.354	2,978
	2016	$13.354	$14.334	2,942
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$14.274	$14.467	33,716
	2008	$14.467	$8.968	21,010
	2009	$8.968	$10.843	16,205
	2010	$10.843	$11.658	11,455
	2011	$11.658	$11.367	9,501
	2012	$11.367	$13.126	8,591
	2013	$13.126	$16.746	6,331
	2014	$16.746	$18.385	5,774
	2015	$18.385	$18.263	3,681
	2016	$18.263	$20.409	3,530
Invesco V.I. Equity and Income Fund - Series II
	2007	$14.437	$14.556	32,146
	2008	$14.556	$10.980	19,557
	2009	$10.980	$13.121	18,988
	2010	$13.121	$14.341	15,572
	2011	$14.341	$13.810	18,097
	2012	$13.810	$15.141	16,969
	2013	$15.141	$18.448	15,604
	2014	$18.448	$19.576	12,710
	2015	$19.576	$18.604	11,522
	2016	$18.604	$20.844	11,481

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$11.342	13,705
	2012	$11.342	$12.548	10,024
	2013	$12.548	$14.966	8,301
	2014	$14.966	$14.672	5,332
	2015	$14.672	$14.078	3,792
	2016	$14.078	$14.628	3,718
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$17.692	$18.426	25,097
	2008	$18.426	$10.590	19,579
	2009	$10.590	$11.996	18,172
	2010	$11.996	$13.095	13,888
	2011	$13.095	$14.079	0
Invesco V.I. Growth and Income Fund - Series II
	2007	$16.623	$16.625	55,286
	2008	$16.625	$10.994	33,729
	2009	$10.994	$13.312	28,456
	2010	$13.312	$14.571	25,045
	2011	$14.571	$13.895	23,964
	2012	$13.895	$15.500	21,127
	2013	$15.500	$20.228	13,457
	2014	$20.228	$21.701	12,336
	2015	$21.701	$20.470	12,097
	2016	$20.470	$23.853	11,630
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$17.325	1,314
	2014	$17.325	$17.170	744
	2015	$17.170	$16.187	684
	2016	$16.187	$17.503	605
Invesco V.I. High Yield Securities Fund - Series II
	2007	$12.711	$12.883	19,505
	2008	$12.883	$9.653	7,974
	2009	$9.653	$13.586	8,242
	2010	$13.586	$14.575	5,514
	2011	$14.575	$14.455	3,599
	2012	$14.455	$16.711	2,087
	2013	$16.711	$17.182	0
Invesco V.I. Income Builder Fund - Series II
	2007	$14.473	$14.523	14,387
	2008	$14.523	$10.422	10,283
	2009	$10.422	$12.699	7,833
	2010	$12.699	$13.893	5,527
	2011	$13.893	$14.737	0
Invesco V.I. International Growth Fund - Series II
	2011	$10.000	$7.746	5,453
	2012	$7.746	$8.710	4,422
	2013	$8.710	$10.088	3,448
	2014	$10.088	$9.850	3,421
	2015	$9.850	$9.359	3,393
	2016	$9.359	$9.067	3,364

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Core Equity Fund - Series II
	2007	$12.173	$12.977	5,342
	2008	$12.977	$9.029	3,714
	2009	$9.029	$11.438	3,193
	2010	$11.438	$12.697	3,118
	2011	$12.697	$11.582	2,983
	2012	$11.582	$12.498	2,968
	2013	$12.498	$15.664	2,770
	2014	$15.664	$15.919	2,610
	2015	$15.919	$14.866	2,575
	2016	$14.866	$16.414	2,537
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$15.877	$18.214	4,632
	2008	$18.214	$9.446	3,888
	2009	$9.446	$14.411	1,655
	2010	$14.411	$17.895	1,642
	2011	$17.895	$15.825	1,286
	2012	$15.825	$17.233	1,276
	2013	$17.233	$22.966	1,033
	2014	$22.966	$24.129	878
	2015	$24.129	$23.786	872
	2016	$23.786	$23.340	866
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$14.813	$15.173	40,469
	2008	$15.173	$9.286	20,161
	2009	$9.286	$11.420	20,302
	2010	$11.420	$12.767	24,739
	2011	$12.767	$12.647	23,628
	2012	$12.647	$14.252	11,873
	2013	$14.252	$18.292	8,222
	2014	$18.292	$20.158	5,803
	2015	$20.158	$19.818	5,616
	2016	$19.818	$21.502	5,500
Invesco V.I. Value Opportunities Fund - Series II
	2007	$15.715	$15.538	20,565
	2008	$15.538	$7.291	12,921
	2009	$7.291	$10.508	10,284
	2010	$10.508	$10.964	7,492
	2011	$10.964	$10.334	7,092
	2012	$10.334	$11.861	6,153
	2013	$11.861	$15.422	3,848
	2014	$15.422	$16.006	2,946
	2015	$16.006	$13.951	2,979
	2016	$13.951	$16.051	2,899
Invesco Van Kampen V.I. International Growth Equity Fund - Series II
	2007	$10.676	$11.900	7,542
	2008	$11.900	$5.976	5,602
	2009	$5.976	$7.960	5,552
	2010	$7.960	$8.535	5,504
	2011	$8.535	$9.268	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$17.503	$20.495	10,042
	2008	$20.495	$13.307	4,567
	2009	$13.307	$15.427	2,760
	2010	$15.427	$16.066	1,634
	2011	$16.066	$18.155	1,166
	2012	$18.155	$20.977	691
	2013	$20.977	$24.055	536
	2014	$24.055	$25.371	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$16.750	$19.507	6,963
	2008	$19.507	$9.705	6,570
	2009	$9.705	$16.007	5,079
	2010	$16.007	$19.635	4,683
	2011	$19.635	$17.702	872
	2012	$17.702	$19.275	866
	2013	$19.275	$20.396	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$18.511	$20.828	4,197
	2008	$20.828	$11.613	4,158
	2009	$11.613	$14.435	3,080
	2010	$14.435	$15.064	1,727
	2011	$15.064	$13.249	1,149
	2012	$13.249	$15.272	1,126
	2013	$15.272	$18.952	927
	2014	$18.952	$16.758	921
	2015	$16.758	$15.467	660
	2016	$15.467	$14.676	655
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$16.427	$18.697	2,468
	2008	$18.697	$10.222	1,089
	2009	$10.222	$9.738	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$10.839	$11.180	66,765
	2008	$11.180	$9.913	38,497
	2009	$9.913	$11.827	34,055
	2010	$11.827	$12.579	30,333
	2011	$12.579	$12.851	24,042
	2012	$12.851	$14.270	23,334
	2013	$14.270	$14.035	21,611
	2014	$14.035	$14.705	21,242
	2015	$14.705	$14.027	20,863
	2016	$14.027	$14.601	20,617
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$9.862	$9.890	35,340
	2008	$9.890	$8.180	16,180
	2009	$8.180	$8.424	13,614
	2010	$8.424	$8.401	13,565
	2011	$8.401	$8.397	11,676
	2012	$8.397	$8.442	8,794
	2013	$8.442	$8.244	7,992
	2014	$8.244	$8.110	7,556
	2015	$8.110	$7.887	7,292
	2016	$7.887	$8.064	7,049

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$9.857	$10.064	37,871
	2008	$10.064	$10.034	25,604
	2009	$10.034	$9.790	20,320
	2010	$9.790	$9.552	16,666
	2011	$9.552	$9.321	15,259
	2012	$9.321	$9.094	12,590
	2013	$9.094	$8.873	11,831
	2014	$8.873	$8.657	12,446
	2015	$8.657	$8.447	10,557
	2016	$8.447	$8.379	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$14.874	$17.301	19,014
	2008	$17.301	$8.819	18,448
	2009	$8.819	$14.700	13,637
	2010	$14.700	$18.275	12,227
	2011	$18.275	$16.588	8,751
	2012	$16.588	$18.139	9,247
	2013	$18.139	$26.612	7,485
	2014	$26.612	$27.376	5,953
	2015	$27.376	$28.935	4,053
	2016	$28.935	$27.201	4,080
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$15.141	$16.007	17,363
	2008	$16.007	$11.837	16,923
	2009	$11.837	$13.793	22,215
	2010	$13.793	$14.331	16,599
	2011	$14.331	$12.845	14,336
	2012	$12.845	$13.368	9,543
	2013	$13.368	$14.190	0
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
	2007	$9.442	$11.342	6,430
	2008	$11.342	$6.212	9,626
	2009	$6.212	$8.583	10,006
	2010	$8.583	$10.404	10,460
	2011	$10.404	$9.385	10,661
	2012	$9.385	$9.625	7,984
	2013	$9.625	$8.008	5,402
	2014	$8.008	$6.358	5,894
	2015	$6.358	$4.611	6,959
	2016	$4.611	$5.168	4,666
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
	2007	$10.648	$10.982	774
	2008	$10.982	$9.143	676
	2009	$9.143	$11.637	673
	2010	$11.637	$12.721	1,680
	2011	$12.721	$13.183	1,529
	2012	$13.183	$15.144	1,466
	2013	$15.144	$13.734	953
	2014	$13.734	$13.587	945
	2015	$13.587	$12.945	342
	2016	$12.945	$14.297	33

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Real Return Portfolio - Advisor Shares
	2007	$10.066	$10.858	0
	2008	$10.858	$9.837	2,392
	2009	$9.837	$11.351	2,578
	2010	$11.351	$11.961	2,873
	2011	$11.961	$13.020	2,772
	2012	$13.020	$13.799	2,881
	2013	$13.799	$12.209	3,322
	2014	$12.209	$12.267	3,346
	2015	$12.267	$11.633	3,314
	2016	$11.633	$11.927	0
PIMCO Total Return Portfolio - Advisor Shares
	2007	$10.248	$10.862	1,230
	2008	$10.862	$11.096	19,198
	2009	$11.096	$12.337	19,811
	2010	$12.337	$13.000	21,232
	2011	$13.000	$13.129	16,651
	2012	$13.129	$14.023	14,463
	2013	$14.023	$13.399	12,587
	2014	$13.399	$13.618	8,430
	2015	$13.618	$13.332	5,478
	2016	$13.332	$13.343	2,137
Putnam VT Equity Income Fund - Class IB
	2009	$10.000	$7.754	3,013
	2010	$7.754	$8.518	2,859
	2011	$8.518	$8.471	7,964
	2012	$8.471	$9.859	7,865
	2013	$9.859	$12.736	7,691
	2014	$12.736	$13.999	2,298
	2015	$13.999	$13.241	2,280
	2016	$13.241	$14.682	2,209
Putnam VT George Putnam Balanced Fund - Class IB
	2007	$13.163	$12.963	9,899
	2008	$12.963	$7.496	4,447
	2009	$7.496	$9.188	2,652
	2010	$9.188	$9.934	2,631
	2011	$9.934	$9.961	2,597
	2012	$9.961	$10.935	2,512
	2013	$10.935	$12.599	2,413
	2014	$12.599	$13.604	2,356
	2015	$13.604	$13.122	2,295
	2016	$13.122	$13.828	2,279
Putnam VT Growth and Income Fund - Class IB
	2007	$15.383	$14.099	4,888
	2008	$14.099	$8.432	4,461
	2009	$8.432	$10.679	4,446
	2010	$10.679	$11.916	4,432
	2011	$11.916	$11.086	4,419
	2012	$11.086	$12.885	4,405
	2013	$12.885	$17.056	4,394
	2014	$17.056	$18.426	3,898
	2015	$18.426	$16.623	3,888
	2016	$16.623	$18.654	3,876
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.045	4,589

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT International Equity Fund - Class IB
	2007	$19.468	$20.579	17,507
	2008	$20.579	$11.252	15,481
	2009	$11.252	$13.682	14,782
	2010	$13.682	$14.687	11,715
	2011	$14.687	$11.902	13,938
	2012	$11.902	$14.156	13,207
	2013	$14.156	$17.688	10,119
	2014	$17.688	$16.086	6,772
	2015	$16.086	$15.716	5,912
	2016	$15.716	$14.957	4,210
Putnam VT Investors Fund - Class IB
	2007	$15.677	$14.502	3,369
	2008	$14.502	$8.553	2,165
	2009	$8.553	$10.916	2,108
	2010	$10.916	$12.132	504
	2011	$12.132	$11.842	458
	2012	$11.842	$13.496	418
	2013	$13.496	$17.792	385
	2014	$17.792	$19.773	383
	2015	$19.773	$18.871	367
	2016	$18.871	$20.630	341
Putnam VT New Value Fund - Class IB
	2007	$12.295	$11.407	2,840
	2008	$11.407	$6.147	3,149
	2009	$6.147	$5.782	0
Putnam VT Voyager Fund - Class IB
	2007	$12.675	$13.046	10,766
	2008	$13.046	$8.014	9,936
	2009	$8.014	$12.815	9,708
	2010	$12.815	$15.102	9,529
	2011	$15.102	$12.104	16,403
	2012	$12.104	$13.489	16,235
	2013	$13.489	$18.914	12,765
	2014	$18.914	$20.246	2,644
	2015	$20.246	$18.545	2,591
	2016	$18.545	$18.479	0
UIF Emerging Markets Debt Portfolio, Class II
	2007	$14.266	$14.806	6,837
	2008	$14.806	$12.281	4,504
	2009	$12.281	$15.589	3,613
	2010	$15.589	$16.690	2,839
	2011	$16.690	$17.405	2,488
	2012	$17.405	$20.015	1,966
	2013	$20.015	$17.816	1,540
	2014	$17.816	$17.884	1,497
	2015	$17.884	$17.243	937
	2016	$17.243	$18.603	915

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class II
	2007	$31.012	$42.491	9,319
	2008	$42.491	$17.931	7,301
	2009	$17.931	$29.760	6,887
	2010	$29.760	$34.536	9,030
	2011	$34.536	$27.549	6,772
	2012	$27.549	$32.208	4,214
	2013	$32.208	$31.076	3,347
	2014	$31.076	$28.936	2,237
	2015	$28.936	$25.207	1,602
	2016	$25.207	$26.222	942
UIF Global Franchise Portfolio, Class II
	2007	$17.321	$18.548	52,197
	2008	$18.548	$12.858	32,208
	2009	$12.858	$16.253	28,549
	2010	$16.253	$18.085	25,814
	2011	$18.085	$19.241	18,347
	2012	$19.241	$21.697	16,319
	2013	$21.697	$25.330	12,663
	2014	$25.330	$25.826	11,064
	2015	$25.826	$26.759	9,989
	2016	$26.759	$27.523	9,103
UIF Global Infrastructure - Class II
	2014	$10.000	$27.055	452
	2015	$27.055	$22.729	89
	2016	$22.729	$25.496	0
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$15.377	7,028
	2014	$15.377	$15.302	5,409
	2015	$15.302	$13.953	4,887
	2016	$13.953	$14.362	4,702
UIF Growth Portfolio, Class II
	2007	$13.902	$16.499	9,835
	2008	$16.499	$8.153	9,255
	2009	$8.153	$13.136	5,348
	2010	$13.136	$15.713	4,624
	2011	$15.713	$14.864	3,473
	2012	$14.864	$16.539	3,058
	2013	$16.539	$23.836	757
	2014	$23.836	$24.670	494
	2015	$24.670	$26.949	488
	2016	$26.949	$25.788	474
UIF Mid Cap Growth Portfolio, Class II
	2007	$18.795	$22.480	33,740
	2008	$22.480	$11.663	15,464
	2009	$11.663	$17.906	11,597
	2010	$17.906	$23.107	9,894
	2011	$23.107	$20.927	8,018
	2012	$20.927	$22.148	5,898
	2013	$22.148	$29.707	4,075
	2014	$29.707	$29.516	2,099
	2015	$29.516	$27.071	1,677
	2016	$27.071	$24.076	1,584

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Small Company Growth Portfolio, Class II
	2007	$18.848	$18.930	15,154
	2008	$18.930	$11.000	8,798
	2009	$11.000	$15.737	7,506
	2010	$15.737	$19.431	6,465
	2011	$19.431	$17.306	4,502
	2012	$17.306	$19.365	4,390
	2013	$19.365	$32.370	3,421
	2014	$32.370	$27.202	2,739
	2015	$27.202	$23.939	2,009
	2016	$23.939	$24.675	1,976
UIF U.S. Real Estate Portfolio, Class II
	2007	$25.767	$20.793	22,386
	2008	$20.793	$12.565	14,297
	2009	$12.565	$15.751	12,232
	2010	$15.751	$19.904	9,878
	2011	$19.904	$20.519	8,318
	2012	$20.519	$23.145	6,955
	2013	$23.145	$22.975	5,372
	2014	$22.975	$29.011	4,511
	2015	$29.011	$28.848	3,590
	2016	$28.848	$29.989	3,076
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.25% and an administrative expense charge of 0.19%.

Allstate Financial
Advisors Separate
Account I

Financial Statements as of December 31, 2016 and for
the years ended December 31, 2016 and 2015 and
Report of Independent Registered Public Accounting
Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of
Allstate Life Insurance Company and Contractholders of
Allstate Financial Advisors Separate Account I:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the “Account”) as of December 31, 2016, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 7 for each of the periods presented. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2016, the results of their operations for the year or period then ended, the changes in their net assets for the two years in the period then ended, and the financial highlights in Note 7 for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Chicago, Illinois
March 31, 2017

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Academic Strategies Asset Allocation	AST Advanced Strategies	AST Balanced Asset Allocation	AST BlackRock Global Strategies	AST BlackRock Low Duration Bond	AST Bond Portfolio 2018
ASSETS
Investments, at fair value	$4,093,676	$2,193,459	$7,341,448	$19,610	$89,129	$417,175
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$4,093,676	$2,193,459	$7,341,448	$19,610	$89,129	$417,175

NET ASSETS
Accumulation units	$4,093,676	$2,193,459	$7,341,448	$19,610	$89,129	$417,175
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$4,093,676	$2,193,459	$7,341,448	$19,610	$89,129	$417,175

FUND SHARE INFORMATION
Number of shares	304,816	135,986	467,608	1,575	8,440	33,004
Cost of investments	$3,354,983	$1,480,936	$4,793,637	$15,872	$92,379	$364,217
ACCUMULATION UNIT VALUE (1)
Lowest	$10.03	$12.62	$12.07	$10.61	$9.44	$10.67
Highest	$15.40	$18.75	$17.58	$11.83	$11.74	$13.82

(1) The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low AUV is reported.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Bond Portfolio 2019	AST Bond Portfolio 2022	AST Bond Portfolio 2023	AST Bond Portfolio 2024	AST Bond Portfolio 2026	AST Bond Portfolio 2027
ASSETS
Investments, at fair value	$316,225	$146,854	$56,707	$79,996	$794,438	$332,546
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$316,225	$146,854	$56,707	$79,996	$794,438	$332,546

NET ASSETS
Accumulation units	$316,225	$146,854	$56,707	$79,996	$794,438	$332,546
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$316,225	$146,854	$56,707	$79,996	$794,438	$332,546

FUND SHARE INFORMATION
Number of shares	30,031	10,967	5,059	7,476	76,906	33,056
Cost of investments	$329,675	$131,275	$49,478	$72,657	$830,373	$352,262
ACCUMULATION UNIT VALUE
Lowest	$10.80	$11.27	$9.69	$9.52	$9.75	$9.77
Highest	$13.96	$12.27	$10.40	$10.08	$10.03	$9.91

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Capital Growth Asset Allocation	AST Cohen & Steers Realty	AST Defensive Asset Allocation	AST FI Pyramis® Quantitative	AST Global Real Estate	AST Goldman Sachs Large-Cap Value
ASSETS
Investments, at fair value	$4,411,379	$9,750	$350,055	$1,448,740	$2,187	$77,757
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$4,411,379	$9,750	$350,055	$1,448,740	$2,187	$77,757

NET ASSETS
Accumulation units	$4,411,379	$9,750	$350,055	$1,448,740	$2,187	$77,757
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$4,411,379	$9,750	$350,055	$1,448,740	$2,187	$77,757

FUND SHARE INFORMATION
Number of shares	273,999	895	32,533	113,627	194	2,746
Cost of investments	$3,163,913	$7,338	$350,055	$1,156,984	$1,414	$69,934
ACCUMULATION UNIT VALUE
Lowest	$11.86	$14.83	$9.67	$10.34	$11.57	$11.65
Highest	$19.09	$29.79	$10.37	$16.70	$21.13	$21.89

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Goldman Sachs Mid-Cap Growth	AST Goldman Sachs Multi-Asset	AST Goldman Sachs Small-Cap Value	AST Government Money Market	AST High Yield	AST Hotchkis & Wiley Large-Cap Value
ASSETS
Investments, at fair value	$100,358	$457,320	$8,786	$458,259	$27,938	$1,083
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$100,358	$457,320	$8,786	$458,259	$27,938	$1,083

NET ASSETS
Accumulation units	$100,358	$457,320	$8,786	$458,259	$27,938	$1,083
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$100,358	$457,320	$8,786	$458,259	$27,938	$1,083

FUND SHARE INFORMATION
Number of shares	13,525	36,238	415	458,259	2,982	43
Cost of investments	$85,303	$369,757	$3,840	$458,259	$22,156	$929
ACCUMULATION UNIT VALUE
Lowest	$15.00	$11.03	$20.32	$8.01	$13.63	$11.71
Highest	$23.17	$15.11	$28.97	$9.55	$17.85	$24.80

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST International Growth	AST International Value	AST Investment Grade Bond	AST J.P. Morgan Global Thematic	AST J.P. Morgan International Equity	AST J.P. Morgan Strategic Opportunities
ASSETS
Investments, at fair value	$39,844	$50,939	$2,682,153	$112,980	$47,323	$2,431,645
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$39,844	$50,939	$2,682,153	$112,980	$47,323	$2,431,645

NET ASSETS
Accumulation units	$39,844	$50,939	$2,682,153	$112,980	$47,323	$2,431,645
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$39,844	$50,939	$2,682,153	$112,980	$47,323	$2,431,645

FUND SHARE INFORMATION
Number of shares	3,009	2,934	373,039	8,116	1,992	142,618
Cost of investments	$36,195	$54,379	$2,608,354	$77,257	$42,826	$1,841,140
ACCUMULATION UNIT VALUE
Lowest	$7.86	$7.71	$13.67	$12.06	$8.24	$11.08
Highest	$15.55	$14.68	$16.33	$17.73	$15.09	$14.74

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Loomis Sayles Large-Cap Growth	AST Lord Abbett Core Fixed Income	AST MFS Global Equity	AST MFS Growth	AST Neuberger Berman/LSV Mid-Cap Value	AST New Discovery Asset Allocation
ASSETS
Investments, at fair value	$169,709	$51,475	$60,887	$3,525	$27,263	$172,720
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$169,709	$51,475	$60,887	$3,525	$27,263	$172,720

NET ASSETS
Accumulation units	$169,709	$51,475	$60,887	$3,525	$27,263	$172,720
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$169,709	$51,475	$60,887	$3,525	$27,263	$172,720

FUND SHARE INFORMATION
Number of shares	4,526	4,209	3,675	194	889	13,006
Cost of investments	$99,442	$44,024	$42,118	$1,692	$14,925	$164,648
ACCUMULATION UNIT VALUE
Lowest	$14.57	$11.90	$13.29	$14.30	$16.35	$11.74
Highest	$26.00	$14.87	$21.79	$22.65	$30.61	$12.84

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Parametric Emerging Markets Equity	AST PIMCO Total Return Bond	AST Preservation Asset Allocation	AST Prudential Growth Allocation	AST QMA US Equity Alpha	AST RCM World Trends
ASSETS
Investments, at fair value	$12,462	$78,699	$5,846,940	$10,654,839	$50,535	$1,279,922
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$12,462	$78,699	$5,846,940	$10,654,839	$50,535	$1,279,922

NET ASSETS
Accumulation units	$12,462	$78,699	$5,846,940	$10,654,839	$50,535	$1,279,922
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$12,462	$78,699	$5,846,940	$10,654,839	$50,535	$1,279,922

FUND SHARE INFORMATION
Number of shares	1,558	6,021	397,481	745,615	2,022	101,340
Cost of investments	$12,421	$72,800	$4,228,833	$8,535,091	$26,179	$853,420
ACCUMULATION UNIT VALUE
Lowest	$7.70	$11.37	$12.01	$10.94	$14.88	$10.95
Highest	$13.29	$14.05	$15.27	$18.73	$29.10	$15.65

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Schroders Global Tactical	AST Small-Cap Growth	AST Small-Cap Growth Opportunities	AST Small-Cap Value	AST Templeton Global Bond	AST T. Rowe Price Asset Allocation
ASSETS
Investments, at fair value	$1,095,961	$297	$19,698	$35,810	$40,970	$4,048,551
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$1,095,961	$297	$19,698	$35,810	$40,970	$4,048,551

NET ASSETS
Accumulation units	$1,095,961	$297	$19,698	$35,810	$40,970	$4,048,551
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$1,095,961	$297	$19,698	$35,810	$40,970	$4,048,551

FUND SHARE INFORMATION
Number of shares	69,940	8	1,268	1,342	3,801	159,517
Cost of investments	$896,138	$281	$12,557	$15,218	$42,452	$2,906,852
ACCUMULATION UNIT VALUE
Lowest	$11.71	$16.24	$13.29	$16.62	$9.93	$12.68
Highest	$18.46	$27.58	$25.32	$28.32	$11.88	$18.25

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST T. Rowe Price Large-Cap Growth	AST T. Rowe Price Natural Resources	AST Value Equity	AST WEDGE Capital Mid-Cap Value	AST Wellington Management Hedged Equity	AST Western Asset Core Plus Bond
ASSETS
Investments, at fair value	$19,738	$44,110	$16,387	$38,767	$215,263	$11,988
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$19,738	$44,110	$16,387	$38,767	$215,263	$11,988

NET ASSETS
Accumulation units	$19,738	$44,110	$16,387	$38,767	$215,263	$11,988
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$19,738	$44,110	$16,387	$38,767	$215,263	$11,988

FUND SHARE INFORMATION
Number of shares	785	2,104	1,261	1,782	16,076	995
Cost of investments	$8,012	$50,519	$14,278	$15,621	$192,757	$10,524
ACCUMULATION UNIT VALUE
Lowest	$16.99	$6.82	$9.90	$15.10	$9.98	$11.55
Highest	$27.05	$13.59	$19.29	$26.50	$18.45	$13.39

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AB VPS Growth	AB VPS Growth & Income	AB VPS International Value	AB VPS Large Cap Growth	AB VPS Small/Mid Cap Value	AB VPS Value
ASSETS
Investments, at fair value	$13,599,701	$42,434,283	$7,723,163	$13,722,787	$10,813,358	$681,693
Due from (to) Allstate Life Insurance Company	2,336	5,805	3,107	36	4,074	778
Total assets	$13,602,037	$42,440,088	$7,726,270	$13,722,823	$10,817,432	$682,471

NET ASSETS
Accumulation units	$13,480,834	$42,352,080	$7,722,112	$13,695,690	$10,782,251	$682,471
Contracts in payout (annuitization) period	121,203	88,008	4,158	27,133	35,181	—
Total net assets	$13,602,037	$42,440,088	$7,726,270	$13,722,823	$10,817,432	$682,471

FUND SHARE INFORMATION
Number of shares	513,003	1,376,396	586,866	316,777	537,443	44,381
Cost of investments	$11,081,844	$30,147,676	$9,208,934	$9,690,457	$9,025,560	$525,411
ACCUMULATION UNIT VALUE
Lowest	$10.37	$16.60	$8.86	$10.44	$31.37	$12.80
Highest	$24.96	$25.57	$10.34	$24.60	$37.60	$14.94

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	American Century Variable Portfolios, Inc.	Deutsche Variable Series I	Deutsche Variable Series I	Deutsche Variable Series I	Deutsche Variable Series I	Deutsche Variable Series I
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	American Century VP International	Deutsche Bond VIP A	Deutsche Capital Growth VIP A	Deutsche Core Equity VIP A	Deutsche CROCI® International VIP A	Deutsche Global Small Cap VIP A
ASSETS
Investments, at fair value	$5,234	$196,568	$1,273,284	$553,247	$165,833	$808,849
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$5,234	$196,568	$1,273,284	$553,247	$165,833	$808,849

NET ASSETS
Accumulation units	$5,234	$170,828	$1,210,515	$551,365	$146,894	$808,849
Contracts in payout (annuitization) period	—	25,740	62,769	1,882	18,939	—
Total net assets	$5,234	$196,568	$1,273,284	$553,247	$165,833	$808,849

FUND SHARE INFORMATION
Number of shares	559	35,610	47,689	42,040	25,631	68,721
Cost of investments	$4,233	$204,587	$1,014,111	$392,509	$241,777	$920,759
ACCUMULATION UNIT VALUE
Lowest	$16.33	$16.26	$22.29	$20.53	$10.92	$33.82
Highest	$16.65	$16.56	$22.70	$20.91	$11.12	$34.44

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Deutsche Variable Series II	Deutsche Variable Series II	Deutsche Variable Series II	Dreyfus Socially Responsible Growth Fund, Inc.	Dreyfus Stock Index Fund	Dreyfus Variable Investment Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Deutsche Global Income Builder VIP A II	Deutsche Government Money Market VIP A II	Deutsche Small Mid Cap Growth VIP A II	Dreyfus Socially Responsible Growth Fund	Dreyfus Stock Index Fund	VIF Government Money Market
ASSETS
Investments, at fair value	$1,063,732	$183,289	$416,515	$23,132	$213,500	$328,196
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$1,063,732	$183,289	$416,515	$23,132	$213,500	$328,196

NET ASSETS
Accumulation units	$989,280	$164,252	$416,515	$23,132	$211,272	$328,196
Contracts in payout (annuitization) period	74,452	19,037	—	—	2,228	—
Total net assets	$1,063,732	$183,289	$416,515	$23,132	$213,500	$328,196

FUND SHARE INFORMATION
Number of shares	45,265	183,289	21,968	611	4,655	328,196
Cost of investments	$998,928	$183,289	$353,379	$19,800	$143,357	$328,196
ACCUMULATION UNIT VALUE
Lowest	$15.94	$10.06	$19.56	$10.76	$15.20	$8.73
Highest	$16.12	$10.16	$19.79	$20.81	$24.68	$11.41

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Dreyfus Variable Investment Fund	Federated Insurance Series	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIF Growth & Income	Federated Government Money Fund II	VIP Contrafund	VIP Equity-Income	VIP Government Money Market	VIP Growth
ASSETS
Investments, at fair value	$43,599	$3,536,725	$3,970,734	$616,261	$20,182,806	$2,871,839
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$43,599	$3,536,725	$3,970,734	$616,261	$20,182,806	$2,871,839

NET ASSETS
Accumulation units	$43,599	$3,491,538	$3,964,776	$615,861	$20,020,644	$2,836,790
Contracts in payout (annuitization) period	—	45,187	5,958	400	162,162	35,049
Total net assets	$43,599	$3,536,725	$3,970,734	$616,261	$20,182,806	$2,871,839

FUND SHARE INFORMATION
Number of shares	1,513	3,536,725	119,673	28,050	20,182,806	48,421
Cost of investments	$34,978	$3,536,725	$3,169,214	$580,694	$20,182,806	$2,062,120
ACCUMULATION UNIT VALUE
Lowest	$15.54	$8.74	$21.32	$19.08	$9.88	$11.57
Highest	$22.51	$12.04	$38.86	$24.29	$9.97	$25.40

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP High Income	VIP Index 500	VIP Investment Grade Bond	VIP Overseas	VIP Contrafund (Service Class 2)	VIP Equity-Income (Service Class 2)
ASSETS
Investments, at fair value	$419,898	$3,172,909	$869,703	$645,506	$29,788,533	$486,800
Due from (to) Allstate Life Insurance Company	—	—	—	—	6,760	—
Total assets	$419,898	$3,172,909	$869,703	$645,506	$29,795,293	$486,800

NET ASSETS
Accumulation units	$419,557	$3,168,906	$869,305	$644,934	$29,731,723	$486,800
Contracts in payout (annuitization) period	341	4,003	398	572	63,570	—
Total net assets	$419,898	$3,172,909	$869,703	$645,506	$29,795,293	$486,800

FUND SHARE INFORMATION
Number of shares	78,048	13,950	68,806	36,244	917,983	22,684
Cost of investments	$452,508	$1,928,814	$872,711	$654,751	$25,942,533	$476,318
ACCUMULATION UNIT VALUE
Lowest	$15.35	$15.56	$18.35	$10.36	$14.76	$17.05
Highest	$18.40	$18.79	$19.67	$13.64	$29.82	$22.36
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Freedom 2010 Portfolio (Service Class 2)	VIP Freedom 2020 Portfolio (Service Class 2)	VIP Freedom 2030 Portfolio (Service Class 2)	VIP Freedom Income Portfolio (Service Class 2)	VIP Government Money Market (Service Class 2)	VIP Growth (Service Class 2)
ASSETS
Investments, at fair value	$4,232,671	$3,013,497	$1,500,638	$780,014	$28,747,939	$104,546
Due from (to) Allstate Life Insurance Company	4,183	329	92	391	87,688	—
Total assets	$4,236,854	$3,013,826	$1,500,730	$780,405	$28,835,627	$104,546

NET ASSETS
Accumulation units	$3,955,797	$3,013,826	$1,500,730	$780,405	$28,296,322	$104,546
Contracts in payout (annuitization) period	281,057	—	—	—	539,305	—
Total net assets	$4,236,854	$3,013,826	$1,500,730	$780,405	$28,835,627	$104,546

FUND SHARE INFORMATION
Number of shares	345,806	241,273	118,254	71,365	28,747,939	1,789
Cost of investments	$3,841,195	$2,625,925	$1,283,342	$747,872	$28,747,939	$65,412
ACCUMULATION UNIT VALUE
Lowest	$12.27	$12.25	$12.47	$11.06	$8.47	$13.75
Highest	$14.30	$14.26	$14.53	$12.88	$9.91	$20.67

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Growth & Income (Service Class 2)	VIP Growth Opportunities (Service Class 2)	VIP High Income (Service Class 2)	VIP Index 500 (Service Class 2)	VIP Investment Grade Bond (Service Class 2)	VIP Mid Cap (Service Class 2)
ASSETS
Investments, at fair value	$4,998,445	$1,323,222	$2,365,755	$12,334,463	$538	$9,591,186
Due from (to) Allstate Life Insurance Company	1,079	—	2,003	640	—	2,653
Total assets	$4,999,524	$1,323,222	$2,367,758	$12,335,103	$538	$9,593,839

NET ASSETS
Accumulation units	$4,997,089	$1,323,222	$2,366,434	$12,335,103	$538	$9,517,133
Contracts in payout (annuitization) period	2,435	—	1,324	—	—	76,706
Total net assets	$4,999,524	$1,323,222	$2,367,758	$12,335,103	$538	$9,593,839

FUND SHARE INFORMATION
Number of shares	253,214	43,102	454,953	54,888	44	290,378
Cost of investments	$3,671,463	$1,472,561	$2,503,076	$10,169,957	$553	$9,076,999
ACCUMULATION UNIT VALUE
Lowest	$17.50	$16.26	$14.99	$15.54	$15.31	$15.13
Highest	$20.43	$18.94	$23.03	$23.61	$15.31	$23.98

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Fidelity Variable Insurance Products Fund (Service Class 2)	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Overseas (Service Class 2)	Franklin Flex Cap Growth VIP	Franklin Growth and Income VIP	Franklin High Income VIP	Franklin Income VIP	Franklin Large Cap Growth VIP
ASSETS
Investments, at fair value	$6,832	$1,275,166	$20,037,408	$7,222,625	$80,926,003	$20,014,964
Due from (to) Allstate Life Insurance Company	—	175	13,072	5,705	12,217	6,127
Total assets	$6,832	$1,275,341	$20,050,480	$7,228,330	$80,938,220	$20,021,091

NET ASSETS
Accumulation units	$6,832	$1,275,341	$20,010,863	$7,217,007	$80,303,790	$19,918,512
Contracts in payout (annuitization) period	—	—	39,617	11,323	634,430	102,579
Total net assets	$6,832	$1,275,341	$20,050,480	$7,228,330	$80,938,220	$20,021,091

FUND SHARE INFORMATION
Number of shares	387	216,497	1,277,081	1,220,038	5,261,769	1,145,021
Cost of investments	$6,712	$1,827,881	$17,425,632	$7,566,933	$79,883,064	$18,719,673
ACCUMULATION UNIT VALUE
Lowest	$11.87	$15.34	$20.62	$15.43	$15.70	$14.18
Highest	$18.05	$17.91	$25.23	$18.29	$18.86	$16.89

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Franklin Mutual Global Discovery VIP	Franklin Mutual Shares VIP	Franklin Small Cap Value VIP	Franklin Small-Mid Cap Growth VIP	Franklin U.S. Government Securities VIP	Templeton Developing Markets VIP
ASSETS
Investments, at fair value	$9,937,825	$48,010,466	$21,247,365	$647,525	$11,389,124	$7,227,691
Due from (to) Allstate Life Insurance Company	1,336	15,016	3,507	—	7,231	1,691
Total assets	$9,939,161	$48,025,482	$21,250,872	$647,525	$11,396,355	$7,229,382

NET ASSETS
Accumulation units	$9,811,984	$47,716,400	$21,125,778	$647,525	$11,311,482	$7,215,788
Contracts in payout (annuitization) period	127,177	309,082	125,094	—	84,873	13,594
Total net assets	$9,939,161	$48,025,482	$21,250,872	$647,525	$11,396,355	$7,229,382

FUND SHARE INFORMATION
Number of shares	504,202	2,390,959	1,097,488	39,799	930,484	982,023
Cost of investments	$10,299,576	$42,129,597	$18,074,810	$712,833	$11,920,551	$9,154,858
ACCUMULATION UNIT VALUE
Lowest	$14.75	$16.24	$21.50	$12.27	$10.71	$18.09
Highest	$21.56	$31.96	$39.72	$34.22	$12.83	$29.45

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Templeton Foreign VIP	Templeton Global Bond VIP	Templeton Growth VIP	VIT Large Cap Value	VIT Mid Cap Value	VIT Small Cap Equity Insights
ASSETS
Investments, at fair value	$44,066,828	$1,010,766	$636,643	$2,415,219	$2,255,527	$4,447,854
Due from (to) Allstate Life Insurance Company	11,194	—	—	1,779	512	2,112
Total assets	$44,078,022	$1,010,766	$636,643	$2,416,998	$2,256,039	$4,449,966

NET ASSETS
Accumulation units	$43,947,092	$897,491	$608,788	$2,386,178	$2,256,039	$4,447,925
Contracts in payout (annuitization) period	130,930	113,275	27,855	30,820	—	2,041
Total net assets	$44,078,022	$1,010,766	$636,643	$2,416,998	$2,256,039	$4,449,966

FUND SHARE INFORMATION
Number of shares	3,237,827	62,201	46,470	237,718	138,973	322,542
Cost of investments	$47,180,514	$1,039,537	$579,301	$2,587,927	$2,175,286	$4,201,830
ACCUMULATION UNIT VALUE
Lowest	$12.51	$20.91	$14.79	$14.92	$18.34	$17.23
Highest	$21.69	$33.56	$22.56	$19.28	$44.85	$33.82

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIT Strategic Growth	VIT U.S. Equity Insights	Invesco V.I. American Franchise	Invesco V.I. American Value	Invesco V.I. Comstock	Invesco V.I. Core Equity
ASSETS
Investments, at fair value	$7,131	$3,800,990	$69,718,581	$33,849,497	$23,183,778	$65,415,243
Due from (to) Allstate Life Insurance Company	—	1,930	—	1,069	—	—
Total assets	$7,131	$3,802,920	$69,718,581	$33,850,566	$23,183,778	$65,415,243

NET ASSETS
Accumulation units	$7,131	$3,794,719	$68,623,867	$33,605,992	$23,083,705	$63,779,775
Contracts in payout (annuitization) period	—	8,201	1,094,714	244,574	100,073	1,635,468
Total net assets	$7,131	$3,802,920	$69,718,581	$33,850,566	$23,183,778	$65,415,243

FUND SHARE INFORMATION
Number of shares	450	215,354	1,301,205	1,984,144	1,240,438	1,891,707
Cost of investments	$5,734	$2,836,411	$50,416,654	$29,324,580	$16,037,735	$50,804,285
ACCUMULATION UNIT VALUE
Lowest	$12.78	$14.85	$8.16	$21.16	$19.76	$11.79
Highest	$20.10	$21.97	$25.00	$36.00	$27.69	$30.70

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Core Plus Bond	Invesco V.I. Diversified Dividend	Invesco V.I. Equity and Income	Invesco V.I. Global Core Equity	Invesco V.I. Government Money Market	Invesco V.I. Government Securities
ASSETS
Investments, at fair value	$6,380,860	$136,355,860	$23,418,674	$25,766,950	$3,850,635	$7,013,342
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$6,380,860	$136,355,860	$23,418,674	$25,766,950	$3,850,635	$7,013,342

NET ASSETS
Accumulation units	$6,232,543	$134,818,313	$22,962,335	$25,577,103	$3,770,338	$6,808,909
Contracts in payout (annuitization) period	148,317	1,537,547	456,339	189,847	80,297	204,433
Total net assets	$6,380,860	$136,355,860	$23,418,674	$25,766,950	$3,850,635	$7,013,342

FUND SHARE INFORMATION
Number of shares	1,027,514	5,168,911	1,318,619	2,918,114	3,850,635	613,591
Cost of investments	$7,284,089	$68,359,418	$20,556,671	$24,199,172	$3,850,635	$7,404,118
ACCUMULATION UNIT VALUE
Lowest	$12.88	$17.72	$11.71	$11.81	$9.50	$12.65
Highest	$17.07	$70.35	$31.32	$28.27	$11.56	$17.57

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. High Yield	Invesco V.I. International Growth	Invesco V.I. Managed Volatility	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Mid Cap Growth	Invesco V.I. S&P 500 Index
ASSETS
Investments, at fair value	$12,014,375	$15,291,985	$5,269,435	$8,876,809	$5,925,058	$31,797,693
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$12,014,375	$15,291,985	$5,269,435	$8,876,809	$5,925,058	$31,797,693

NET ASSETS
Accumulation units	$11,857,024	$15,065,740	$5,122,731	$8,761,701	$5,794,104	$31,452,294
Contracts in payout (annuitization) period	157,351	226,245	146,704	115,108	130,954	345,399
Total net assets	$12,014,375	$15,291,985	$5,269,435	$8,876,809	$5,925,058	$31,797,693

FUND SHARE INFORMATION
Number of shares	2,224,884	464,943	440,220	689,729	1,211,668	1,894,976
Cost of investments	$12,616,805	$10,794,739	$6,163,634	$8,434,093	$5,177,671	$24,443,315
ACCUMULATION UNIT VALUE
Lowest	$7.43	$13.01	$25.37	$17.54	$17.21	$15.18
Highest	$30.06	$25.69	$27.38	$26.31	$25.81	$21.07

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Technology	Invesco V.I. Value Opportunities	Invesco V.I. American Franchise II	Invesco V.I. American Value II	Invesco V.I. Comstock II	Invesco V.I. Core Equity II
ASSETS
Investments, at fair value	$2,365,631	$6,094,652	$18,501,114	$20,551,714	$77,167,538	$1,388,579
Due from (to) Allstate Life Insurance Company	—	—	3,740	8,578	23,506	589
Total assets	$2,365,631	$6,094,652	$18,504,854	$20,560,292	$77,191,044	$1,389,168

NET ASSETS
Accumulation units	$2,339,965	$5,994,133	$18,440,686	$20,533,904	$76,841,312	$1,359,044
Contracts in payout (annuitization) period	25,666	100,519	64,168	26,388	349,732	30,124
Total net assets	$2,365,631	$6,094,652	$18,504,854	$20,560,292	$77,191,044	$1,389,168

FUND SHARE INFORMATION
Number of shares	132,232	940,533	356,065	1,216,078	4,144,336	40,709
Cost of investments	$1,924,621	$6,949,766	$10,987,270	$18,234,903	$52,354,518	$1,129,231
ACCUMULATION UNIT VALUE
Lowest	$18.11	$14.48	$12.46	$21.22	$17.27	$14.10
Highest	$19.54	$17.65	$23.81	$34.04	$26.44	$19.57

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Core Plus Bond II	Invesco V.I. Diversified Dividend II	Invesco V.I. Equity and Income II	Invesco V.I. Global Core Equity II	Invesco V.I. Government Money Market II	Invesco V.I. Government Securities II
ASSETS
Investments, at fair value	$114,315	$30,941,123	$26,666,370	$12,001,390	$524,994	$233,828
Due from (to) Allstate Life Insurance Company	—	8,479	7,116	2,687	—	—
Total assets	$114,315	$30,949,602	$26,673,486	$12,004,077	$524,994	$233,828

NET ASSETS
Accumulation units	$114,315	$30,807,140	$26,363,609	$11,925,315	$511,217	$233,828
Contracts in payout (annuitization) period	—	142,462	309,877	78,762	13,777	—
Total net assets	$114,315	$30,949,602	$26,673,486	$12,004,077	$524,994	$233,828

FUND SHARE INFORMATION
Number of shares	18,498	1,179,608	1,508,279	1,359,161	524,994	20,638
Cost of investments	$130,834	$17,102,481	$22,286,433	$11,134,142	$524,994	$251,145
ACCUMULATION UNIT VALUE
Lowest	$12.03	$16.09	$12.78	$12.14	$8.03	$11.50
Highest	$14.18	$23.95	$24.46	$17.17	$9.48	$13.58

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Growth and Income II	Invesco V.I. High Yield II	Invesco V.I. International Growth II	Invesco V.I. Managed Volatility II	Invesco V.I. Mid Cap Core Equity II	Invesco V.I. Mid Cap Growth II
ASSETS
Investments, at fair value	$41,513,690	$7,157,673	$1,968,643	$117,204	$1,246,753	$7,127,739
Due from (to) Allstate Life Insurance Company	19,330	5,263	23	—	1,160	220
Total assets	$41,533,020	$7,162,936	$1,968,666	$117,204	$1,247,913	$7,127,959

NET ASSETS
Accumulation units	$41,424,216	$7,155,428	$1,968,666	$117,204	$1,236,795	$7,088,655
Contracts in payout (annuitization) period	108,804	7,508	—	—	11,118	39,304
Total net assets	$41,533,020	$7,162,936	$1,968,666	$117,204	$1,247,913	$7,127,959

FUND SHARE INFORMATION
Number of shares	1,974,961	1,335,387	60,686	9,899	98,870	1,475,722
Cost of investments	$37,517,690	$7,612,718	$1,815,975	$141,848	$1,206,551	$6,663,339
ACCUMULATION UNIT VALUE
Lowest	$23.36	$8.62	$8.92	$22.49	$16.10	$16.45
Highest	$30.28	$22.04	$21.10	$25.86	$21.66	$27.39

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Janus Aspen Series	Lazard Retirement Series, Inc.	Legg Mason Partners Variable Equity Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. S&P 500 Index II	Invesco V.I. Technology II	Invesco V.I. Value Opportunities II	Forty Portfolio	Emerging Markets Equity	ClearBridge Variable Large Cap Value Portfolio I
ASSETS
Investments, at fair value	$47,044,877	$7,242	$3,811,953	$11,057	$93	$449
Due from (to) Allstate Life Insurance Company	12,930	—	5,225	—	—	—
Total assets	$47,057,807	$7,242	$3,817,178	$11,057	$93	$449

NET ASSETS
Accumulation units	$46,822,982	$7,242	$3,791,413	$11,057	$93	$449
Contracts in payout (annuitization) period	234,825	—	25,765	—	—	—
Total net assets	$47,057,807	$7,242	$3,817,178	$11,057	$93	$449

FUND SHARE INFORMATION
Number of shares	2,818,746	423	591,000	344	5	23
Cost of investments	$34,448,838	$6,154	$4,256,705	$9,932	$84	$400
ACCUMULATION UNIT VALUE
Lowest	$13.83	$16.02	$12.45	$26.54	$44.98	$20.79
Highest	$25.24	$18.43	$18.84	$26.54	$44.98	$20.79

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	MFS Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Bond-Debenture	Fundamental Equity	Growth and Income	Growth Opportunities	Mid-Cap Stock	MFS Growth
ASSETS
Investments, at fair value	$13,191,373	$3,594,893	$10,144,107	$5,565,959	$11,825,575	$667,237
Due from (to) Allstate Life Insurance Company	6,366	1,669	1,868	1,041	2,909	—
Total assets	$13,197,739	$3,596,562	$10,145,975	$5,567,000	$11,828,484	$667,237

NET ASSETS
Accumulation units	$13,037,648	$3,583,110	$10,049,268	$5,545,457	$11,748,400	$636,181
Contracts in payout (annuitization) period	160,091	13,452	96,707	21,543	80,084	31,056
Total net assets	$13,197,739	$3,596,562	$10,145,975	$5,567,000	$11,828,484	$667,237

FUND SHARE INFORMATION
Number of shares	1,104,805	196,442	276,256	465,381	463,385	17,215
Cost of investments	$13,046,032	$3,278,939	$7,757,062	$6,356,457	$9,282,683	$485,534
ACCUMULATION UNIT VALUE
Lowest	$15.96	$18.85	$15.26	$18.81	$16.84	$10.97
Highest	$19.01	$22.45	$18.17	$22.40	$20.06	$28.68

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS High Yield	MFS Investors Trust	MFS New Discovery	MFS Research	MFS Total Return Bond	MFS Utilities
ASSETS
Investments, at fair value	$234,851	$725,578	$1,041,149	$429,597	$851,784	$229,459
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$234,851	$725,578	$1,041,149	$429,597	$851,784	$229,459

NET ASSETS
Accumulation units	$234,851	$720,696	$1,041,149	$426,957	$851,393	$229,459
Contracts in payout (annuitization) period	—	4,882	—	2,640	391	—
Total net assets	$234,851	$725,578	$1,041,149	$429,597	$851,784	$229,459

FUND SHARE INFORMATION
Number of shares	40,632	28,376	64,348	16,523	65,071	8,559
Cost of investments	$248,679	$581,341	$980,898	$346,228	$815,968	$210,448
ACCUMULATION UNIT VALUE
Lowest	$18.81	$15.69	$17.09	$13.80	$18.83	$28.17
Highest	$20.17	$19.87	$36.66	$18.84	$20.19	$30.42

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	Morgan Stanley Variable Investment Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS Growth (Service Class)	MFS Investors Trust (Service Class)	MFS New Discovery (Service Class)	MFS Research (Service Class)	MFS Utilities (Service Class)	European Equity
ASSETS
Investments, at fair value	$71,755	$115,678	$74,423	$33,057	$684,152	$21,603,059
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$71,755	$115,678	$74,423	$33,057	$684,152	$21,603,059

NET ASSETS
Accumulation units	$71,755	$115,678	$74,423	$33,057	$684,152	$21,399,144
Contracts in payout (annuitization) period	—	—	—	—	—	203,915
Total net assets	$71,755	$115,678	$74,423	$33,057	$684,152	$21,603,059

FUND SHARE INFORMATION
Number of shares	1,910	4,576	4,958	1,285	25,944	1,416,594
Cost of investments	$54,779	$87,220	$70,685	$21,293	$615,357	$24,437,492
ACCUMULATION UNIT VALUE
Lowest	$15.75	$16.18	$17.12	$16.27	$21.78	$9.98
Highest	$25.87	$22.19	$24.59	$24.15	$31.06	$49.75
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Income Plus	Limited Duration	Multi Cap Growth	European Equity (Class Y Shares)	Income Plus (Class Y Shares)	Limited Duration (Class Y Shares)
ASSETS
Investments, at fair value	$48,940,816	$5,415,665	$151,786,571	$5,643,921	$51,557,997	$21,681,692
Due from (to) Allstate Life Insurance Company	—	—	—	107	41,592	10,512
Total assets	$48,940,816	$5,415,665	$151,786,571	$5,644,028	$51,599,589	$21,692,204

NET ASSETS
Accumulation units	$48,308,045	$5,344,252	$150,588,781	$5,550,525	$51,167,945	$21,617,260
Contracts in payout (annuitization) period	632,771	71,413	1,197,790	93,503	431,644	74,944
Total net assets	$48,940,816	$5,415,665	$151,786,571	$5,644,028	$51,599,589	$21,692,204

FUND SHARE INFORMATION
Number of shares	4,373,621	708,857	3,735,825	370,579	4,619,892	2,841,637
Cost of investments	$47,162,327	$6,227,453	$143,799,963	$6,376,037	$49,895,059	$25,163,526
ACCUMULATION UNIT VALUE
Lowest	$17.89	$9.46	$16.02	$9.08	$14.30	$7.90
Highest	$55.18	$12.33	$229.91	$17.22	$21.19	$10.47

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Morgan Stanley Variable Investment Series (Class Y Shares)	Neuberger Berman Advisors Management Trust	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Multi Cap Growth (Class Y Shares)	AMT Large Cap Value	Oppenheimer Capital Appreciation	Oppenheimer Conservative Balanced	Oppenheimer Core Bond	Oppenheimer Discovery Mid Cap Growth
ASSETS
Investments, at fair value	$41,389,205	$22,487	$2,503,450	$1,070,194	$484,301	$554,222
Due from (to) Allstate Life Insurance Company	12,920	—	—	—	—	—
Total assets	$41,402,125	$22,487	$2,503,450	$1,070,194	$484,301	$554,222

NET ASSETS
Accumulation units	$41,328,201	$22,487	$2,498,028	$1,021,016	$484,301	$554,222
Contracts in payout (annuitization) period	73,924	—	5,422	49,178	—	—
Total net assets	$41,402,125	$22,487	$2,503,450	$1,070,194	$484,301	$554,222

FUND SHARE INFORMATION
Number of shares	1,049,156	1,476	51,767	72,018	63,142	7,629
Cost of investments	$39,129,274	$21,722	$2,206,696	$965,730	$588,733	$404,846
ACCUMULATION UNIT VALUE
Lowest	$14.54	$20.64	$11.70	$12.23	$11.89	$7.79
Highest	$31.92	$22.36	$18.92	$16.28	$12.74	$19.42

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Global	Oppenheimer Global Strategic Income	Oppenheimer Main Street	Oppenheimer Main Street Small Cap	Oppenheimer Capital Appreciation (SS)	Oppenheimer Conservative Balanced (SS)
ASSETS
Investments, at fair value	$1,950,722	$1,397,899	$1,314,536	$1,183,236	$16,326,972	$6,842,871
Due from (to) Allstate Life Insurance Company	—	—	—	—	5,520	2,798
Total assets	$1,950,722	$1,397,899	$1,314,536	$1,183,236	$16,332,492	$6,845,669

NET ASSETS
Accumulation units	$1,948,785	$1,284,588	$1,303,862	$1,182,795	$16,289,095	$6,795,892
Contracts in payout (annuitization) period	1,937	113,311	10,674	441	43,397	49,777
Total net assets	$1,950,722	$1,397,899	$1,314,536	$1,183,236	$16,332,492	$6,845,669

FUND SHARE INFORMATION
Number of shares	55,703	282,976	46,270	49,138	342,069	466,453
Cost of investments	$1,664,746	$1,436,289	$1,045,787	$933,320	$14,267,208	$6,678,479
ACCUMULATION UNIT VALUE
Lowest	$17.62	$4.04	$15.53	$37.49	$16.91	$13.28
Highest	$29.32	$21.55	$23.46	$40.19	$20.56	$16.26

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Core Bond (SS)	Oppenheimer Discovery Mid Cap Growth (SS)	Oppenheimer Global (SS)	Oppenheimer Global Strategic Income (SS)	Oppenheimer Main Street (SS)	Oppenheimer Main Street Small Cap (SS)
ASSETS
Investments, at fair value	$13,719,728	$5,812,414	$7,470,862	$37,197,446	$30,458,282	$13,785,074
Due from (to) Allstate Life Insurance Company	5,466	973	569	39,125	13,031	3,067
Total assets	$13,725,194	$5,813,387	$7,471,431	$37,236,571	$30,471,313	$13,788,141

NET ASSETS
Accumulation units	$13,675,229	$5,799,803	$7,377,726	$36,965,735	$30,221,835	$13,591,202
Contracts in payout (annuitization) period	49,965	13,584	93,705	270,836	249,478	196,939
Total net assets	$13,725,194	$5,813,387	$7,471,431	$37,236,571	$30,471,313	$13,788,141

FUND SHARE INFORMATION
Number of shares	1,812,381	83,716	215,672	7,336,774	1,083,154	580,424
Cost of investments	$15,307,190	$4,244,013	$6,567,775	$38,746,681	$24,468,535	$10,651,668
ACCUMULATION UNIT VALUE
Lowest	$7.90	$19.49	$23.83	$15.41	$21.32	$31.34
Highest	$9.40	$23.85	$29.17	$18.86	$26.09	$38.35

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Foreign Bond (US Dollar-Hedged)	PIMCO VIT Total Return	PIMCO VIT Commodity Real Return Strategy (Advisor Shares)	PIMCO VIT Emerging Markets Bond (Advisor Shares)	PIMCO VIT Real Return (Advisor Shares)	PIMCO VIT Total Return (Advisor Shares)
ASSETS
Investments, at fair value	$600	$1,647	$942,657	$639,001	$1,795,474	$10,030,010
Due from (to) Allstate Life Insurance Company	—	—	946	422	858	6,648
Total assets	$600	$1,647	$943,603	$639,423	$1,796,332	$10,036,658

NET ASSETS
Accumulation units	$600	$1,647	$943,603	$639,423	$1,796,332	$10,036,658
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$600	$1,647	$943,603	$639,423	$1,796,332	$10,036,658

FUND SHARE INFORMATION
Number of shares	54	155	118,573	50,795	146,330	942,670
Cost of investments	$560	$1,666	$1,948,334	$682,176	$1,900,278	$10,234,040
ACCUMULATION UNIT VALUE
Lowest	$18.05	$17.12	$5.08	$14.06	$11.73	$13.13
Highest	$18.05	$17.12	$5.86	$16.20	$13.52	$15.12

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Profunds VP	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	ProFund VP Large-Cap Value	VT American Government Income	VT Capital Opportunities	VT Diversified Income	VT Equity Income	VT George Putnam Balanced
ASSETS
Investments, at fair value	$60,100	$13,239,577	$3,434,046	$17,555,403	$59,344,519	$43,735,736
Due from (to) Allstate Life Insurance Company	—	—	—	—	7,750	5,878
Total assets	$60,100	$13,239,577	$3,434,046	$17,555,403	$59,352,269	$43,741,614

NET ASSETS
Accumulation units	$60,100	$12,995,371	$3,417,996	$17,488,829	$59,056,164	$43,370,405
Contracts in payout (annuitization) period	—	244,206	16,050	66,574	296,105	371,209
Total net assets	$60,100	$13,239,577	$3,434,046	$17,555,403	$59,352,269	$43,741,614

FUND SHARE INFORMATION
Number of shares	1,447	1,384,893	185,424	2,892,159	2,515,664	4,205,359
Cost of investments	$58,248	$15,348,669	$3,045,346	$21,616,763	$30,953,215	$40,499,020
ACCUMULATION UNIT VALUE
Lowest	$12.25	$9.04	$22.24	$14.00	$14.42	$13.54
Highest	$21.63	$19.31	$31.87	$21.19	$31.11	$17.46

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Global Asset Allocation	VT Global Equity	VT Global Health Care	VT Global Utilities	VT Government Money Market	VT Growth and Income
ASSETS
Investments, at fair value	$19,438,454	$12,373,151	$21,888,637	$7,445,530	$38,523,693	$111,218,287
Due from (to) Allstate Life Insurance Company	2,048	—	609	627	342,457	3,582
Total assets	$19,440,502	$12,373,151	$21,889,246	$7,446,157	$38,866,150	$111,221,869

NET ASSETS
Accumulation units	$19,358,554	$12,330,042	$21,820,008	$7,406,841	$38,637,300	$110,726,123
Contracts in payout (annuitization) period	81,948	43,109	69,238	39,316	228,850	495,746
Total net assets	$19,440,502	$12,373,151	$21,889,246	$7,446,157	$38,866,150	$111,221,869

FUND SHARE INFORMATION
Number of shares	1,162,587	809,232	1,395,959	681,825	38,523,693	4,279,272
Cost of investments	$18,029,350	$11,857,257	$18,926,833	$9,188,365	$38,523,693	$90,623,378
ACCUMULATION UNIT VALUE
Lowest	$14.91	$7.01	$17.94	$10.60	$7.95	$14.71
Highest	$23.55	$16.64	$27.01	$21.74	$11.40	$24.15

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Growth Opportunities	VT High Yield	VT Income	VT International Equity	VT International Growth	VT International Value
ASSETS
Investments, at fair value	$87,434,215	$24,937,641	$52,355,923	$54,615,385	$8,836,640	$10,002,022
Due from (to) Allstate Life Insurance Company	6,307	8,398	15,522	5,890	—	—
Total assets	$87,440,522	$24,946,039	$52,371,445	$54,621,275	$8,836,640	$10,002,022

NET ASSETS
Accumulation units	$87,014,726	$24,857,043	$51,936,787	$54,349,106	$8,817,414	$9,970,468
Contracts in payout (annuitization) period	425,796	88,996	434,658	272,169	19,226	31,554
Total net assets	$87,440,522	$24,946,039	$52,371,445	$54,621,275	$8,836,640	$10,002,022

FUND SHARE INFORMATION
Number of shares	11,311,024	3,872,304	4,803,296	4,429,472	503,799	1,059,536
Cost of investments	$85,624,057	$25,833,307	$56,494,661	$63,697,548	$7,622,683	$12,973,303
ACCUMULATION UNIT VALUE
Lowest	$7.20	$16.34	$13.25	$8.61	$6.08	$10.47
Highest	$22.61	$26.30	$20.65	$18.63	$13.57	$16.26

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	The Universal Institutional Funds, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Investors	VT Multi-Cap Growth	VT Multi-Cap Value	VT Research	VT Small Cap Value	Morgan Stanley UIF Core Plus Fixed Income
ASSETS
Investments, at fair value	$44,325,373	$65,714,109	$6,248,088	$21,006,085	$35,691,804	$243,274
Due from (to) Allstate Life Insurance Company	670	283	—	308	—	—
Total assets	$44,326,043	$65,714,392	$6,248,088	$21,006,393	$35,691,804	$243,274

NET ASSETS
Accumulation units	$44,160,364	$65,580,424	$6,248,088	$20,902,437	$35,672,444	$243,274
Contracts in payout (annuitization) period	165,679	133,968	—	103,956	19,360	—
Total net assets	$44,326,043	$65,714,392	$6,248,088	$21,006,393	$35,691,804	$243,274

FUND SHARE INFORMATION
Number of shares	2,484,606	2,010,836	355,814	962,258	2,266,146	22,800
Cost of investments	$28,947,921	$46,194,942	$5,463,025	$12,144,490	$34,040,329	$240,220
ACCUMULATION UNIT VALUE
Lowest	$10.11	$7.74	$23.09	$12.40	$21.92	$13.40
Highest	$25.98	$28.52	$32.50	$25.78	$46.35	$18.22

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley UIF Emerging Markets Equity	Morgan Stanley UIF Global Infrastructure	Morgan Stanley UIF Global Strategist	Morgan Stanley UIF Growth	Morgan Stanley UIF Mid Cap Growth	Morgan Stanley UIF U.S. Real Estate
ASSETS
Investments, at fair value	$13,434,811	$38,250,875	$57,487,566	$22,120,158	$9,256,028	$16,359,082
Due from (to) Allstate Life Insurance Company	—	—	5	37	—	—
Total assets	$13,434,811	$38,250,875	$57,487,571	$22,120,195	$9,256,028	$16,359,082

NET ASSETS
Accumulation units	$13,369,178	$37,706,773	$56,642,123	$22,018,964	$9,227,520	$16,306,139
Contracts in payout (annuitization) period	65,633	544,102	845,448	101,231	28,508	52,943
Total net assets	$13,434,811	$38,250,875	$57,487,571	$22,120,195	$9,256,028	$16,359,082

FUND SHARE INFORMATION
Number of shares	1,020,882	5,079,797	5,824,475	897,369	1,061,471	764,800
Cost of investments	$13,632,238	$42,887,853	$59,316,572	$19,234,551	$11,162,407	$11,519,258
ACCUMULATION UNIT VALUE
Lowest	$14.86	$15.61	$10.69	$14.58	$19.62	$30.05
Highest	$26.18	$62.41	$56.48	$27.46	$24.80	$57.51

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley UIF Emerging Markets Debt (Class II)	Morgan Stanley UIF Emerging Markets Equity (Class II)	Morgan Stanley UIF Global Franchise (Class II)	Morgan Stanley UIF Global Infrastructure (Class II)	Morgan Stanley UIF Global Strategist (Class II)	Morgan Stanley UIF Growth (Class II)
ASSETS
Investments, at fair value	$7,127,655	$4,295,412	$25,237,222	$10,874,456	$19,626,239	$4,616,328
Due from (to) Allstate Life Insurance Company	11,745	2,712	12,165	341	3,838	479
Total assets	$7,139,400	$4,298,124	$25,249,387	$10,874,797	$19,630,077	$4,616,807

NET ASSETS
Accumulation units	$7,125,156	$4,298,124	$25,134,717	$10,682,594	$19,498,977	$4,597,250
Contracts in payout (annuitization) period	14,244	—	114,670	192,203	131,100	19,557
Total net assets	$7,139,400	$4,298,124	$25,249,387	$10,874,797	$19,630,077	$4,616,807

FUND SHARE INFORMATION
Number of shares	920,886	327,644	1,996,616	1,451,863	1,998,599	195,111
Cost of investments	$7,535,511	$4,603,389	$29,213,697	$12,229,545	$20,107,410	$3,827,566
ACCUMULATION UNIT VALUE
Lowest	$18.22	$25.68	$21.90	$14.00	$11.61	$21.88
Highest	$26.93	$30.78	$32.30	$29.92	$16.86	$30.27

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)
	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley UIF Mid Cap Growth (Class II)	Morgan Stanley UIF Small Company Growth (Class II)	Morgan Stanley UIF U.S. Real Estate (Class II)
ASSETS
Investments, at fair value	$11,115,530	$5,525,017	$27,579,226
Due from (to) Allstate Life Insurance Company	3,191	408	22,331
Total assets	$11,118,721	$5,525,425	$27,601,557

NET ASSETS
Accumulation units	$11,096,165	$5,524,998	$27,517,791
Contracts in payout (annuitization) period	22,556	427	83,766
Total net assets	$11,118,721	$5,525,425	$27,601,557

FUND SHARE INFORMATION
Number of shares	1,300,062	519,757	1,297,235
Cost of investments	$13,647,975	$7,353,429	$19,816,879
ACCUMULATION UNIT VALUE
Lowest	$12.18	$23.82	$29.36
Highest	$28.26	$28.96	$40.19

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Academic Strategies Asset Allocation	AST Advanced Strategies	AST Balanced Asset Allocation	AST BlackRock Global Strategies	AST BlackRock Low Duration Bond*	AST Bond Portfolio 2018
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(66,361)	(33,038)	(99,898)	(263)	(955)	(5,942)
Administrative expense	(6,225)	(3,214)	(11,259)	(29)	(135)	(640)
Net investment income (loss)	(72,586)	(36,252)	(111,157)	(292)	(1,090)	(6,582)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,102,860	330,702	1,082,731	299	1,434	17,816
Cost of investments sold	928,795	238,066	741,700	253	1,478	15,469
Realized gains (losses) on fund
shares	174,065	92,636	341,031	46	(44)	2,347
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	174,065	92,636	341,031	46	(44)	2,347
Change in unrealized gains
(losses)	63,760	47,200	110,912	1,238	1,495	4,568
Net realized and change in
unrealized gains (losses) on
investments	237,825	139,836	451,943	1,284	1,451	6,915

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$165,239	$103,584	$340,786	$992	$361	$333

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Bond Portfolio 2019	AST Bond Portfolio 2022	AST Bond Portfolio 2023	AST Bond Portfolio 2024	AST Bond Portfolio 2025	AST Bond Portfolio 2026
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(5,602)	(2,558)	(790)	(1,120)	(8,815)	(3,664)
Administrative expense	(482)	(228)	(88)	(125)	(898)	(356)
Net investment income (loss)	(6,084)	(2,786)	(878)	(1,245)	(9,713)	(4,020)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	6,119	2,786	947	1,281	1,155,126	447,323
Cost of investments sold	6,318	2,426	799	1,119	1,050,532	447,850
Realized gains (losses) on fund
shares	(199)	360	148	162	104,594	(527)
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	(199)	360	148	162	104,594	(527)
Change in unrealized gains
(losses)	4,843	2,393	962	1,404	(18,816)	(37,209)
Net realized and change in
unrealized gains (losses) on
investments	4,644	2,753	1,110	1,566	85,778	(37,736)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,440)	$(33)	$232	$321	$76,065	$(41,756)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Bond Portfolio 2027*	AST Capital Growth Asset Allocation	AST Cohen & Steers Realty	AST Defensive Asset Allocation	AST FI Pyramis® Quantitative	AST Global Real Estate
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1,345)	(71,438)	(239)	(11,796)	(21,368)	(32)
Administrative expense	(140)	(7,008)	(29)	(916)	(2,281)	(4)
Net investment income (loss)	(1,485)	(78,446)	(268)	(12,712)	(23,649)	(36)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	57,280	1,677,765	22,296	702,452	521,572	435
Cost of investments sold	60,682	1,239,005	15,884	678,768	447,676	226
Realized gains (losses) on fund
shares	(3,402)	438,760	6,412	23,684	73,896	209
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	(3,402)	438,760	6,412	23,684	73,896	209
Change in unrealized gains
(losses)	(19,715)	(129,707)	(5,274)	5,308	(18,843)	(183)
Net realized and change in
unrealized gains (losses) on
investments	(23,117)	309,053	1,138	28,992	55,053	26

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(24,602)	$230,607	$870	$16,280	$31,404	$(10)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Goldman Sachs Large-Cap Value	AST Goldman Sachs Mid-Cap Growth	AST Goldman Sachs Multi-Asset	AST Goldman Sachs Small-Cap Value	AST Government Money Market*	AST High Yield
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1,102)	(1,144)	(4,744)	(85)	(6,559)	(365)
Administrative expense	(113)	(158)	(566)	(11)	(640)	(56)
Net investment income (loss)	(1,215)	(1,302)	(5,310)	(96)	(7,199)	(421)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	8,303	12,696	248,744	230	739,643	24,925
Cost of investments sold	7,787	10,115	213,940	139	739,643	21,360
Realized gains (losses) on fund
shares	516	2,581	34,804	91	—	3,565
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	516	2,581	34,804	91	—	3,565
Change in unrealized gains
(losses)	7,751	(694)	(14,623)	1,621	—	1,830
Net realized and change in
unrealized gains (losses) on
investments	8,267	1,887	20,181	1,712	—	5,395

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$7,052	$585	$14,871	$1,616	$(7,199)	$4,974

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Hotchkis & Wiley Large-Cap Value*	AST International Growth	AST International Value	AST Investment Grade Bond	AST J.P. Morgan Global Thematic	AST J.P. Morgan International Equity
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(10)	(463)	(591)	(41,940)	(1,211)	(651)
Administrative expense	(1)	(64)	(80)	(4,644)	(167)	(69)
Net investment income (loss)	(11)	(527)	(671)	(46,584)	(1,378)	(720)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	13	6,477	5,575	3,508,218	24,831	723
Cost of investments sold	11	6,180	5,991	3,320,255	19,316	658
Realized gains (losses) on fund
shares	2	297	(416)	187,963	5,515	65
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	2	297	(416)	187,963	5,515	65
Change in unrealized gains
(losses)	180	(1,919)	648	(2,314)	(327)	819
Net realized and change in
unrealized gains (losses) on
investments	182	(1,622)	232	185,649	5,188	884

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$171	$(2,149)	$(439)	$139,065	$3,810	$164

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST J.P. Morgan Strategic Opportunities	AST Loomis Sayles Large-Cap Growth	AST Lord Abbett Core Fixed Income	AST MFS Global Equity	AST MFS Growth	AST Neuberger Berman/LSV Mid-Cap Value
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(36,165)	(2,166)	(560)	(628)	(35)	(306)
Administrative expense	(3,717)	(265)	(82)	(96)	(4)	(39)
Net investment income (loss)	(39,882)	(2,431)	(642)	(724)	(39)	(345)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	572,210	22,666	3,905	8,661	48	3,201
Cost of investments sold	451,326	13,524	3,308	5,480	24	2,418
Realized gains (losses) on fund
shares	120,884	9,142	597	3,181	24	783
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	120,884	9,142	597	3,181	24	783
Change in unrealized gains
(losses)	(36,647)	895	849	1,288	40	3,596
Net realized and change in
unrealized gains (losses) on
investments	84,237	10,037	1,446	4,469	64	4,379

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$44,355	$7,606	$804	$3,745	$25	$4,034

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST New Discovery Asset Allocation	AST Parametric Emerging Markets Equity	AST PIMCO Total Return Bond	AST Preservation Asset Allocation	AST Prudential Growth Allocation	AST QMA US Equity Alpha
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(3,282)	(145)	(983)	(83,535)	(143,222)	(547)
Administrative expense	(257)	(18)	(130)	(9,154)	(15,538)	(81)
Net investment income (loss)	(3,539)	(163)	(1,113)	(92,689)	(158,760)	(628)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	15,974	471	11,689	1,004,519	2,566,854	13,234
Cost of investments sold	15,537	607	10,701	786,695	2,201,539	7,704
Realized gains (losses) on fund
shares	437	(136)	988	217,824	365,315	5,530
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	437	(136)	988	217,824	365,315	5,530
Change in unrealized gains
(losses)	6,964	1,493	2,733	115,314	596,701	1,817
Net realized and change in
unrealized gains (losses) on
investments	7,401	1,357	3,721	333,138	962,016	7,347

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$3,862	$1,194	$2,608	$240,449	$803,256	$6,719

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST RCM World Trends	AST Schroders Global Tactical	AST Small-Cap Growth	AST Small-Cap Growth Opportunities	AST Small-Cap Value	AST Templeton Global Bond
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(20,289)	(13,799)	(10)	(235)	(348)	(504)
Administrative expense	(1,950)	(1,595)	(1)	(32)	(46)	(65)
Net investment income (loss)	(22,239)	(15,394)	(11)	(267)	(394)	(569)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	199,639	136,301	1,184	7,567	1,980	6,818
Cost of investments sold	154,517	126,982	1,092	6,164	1,266	7,422
Realized gains (losses) on fund
shares	45,122	9,319	92	1,403	714	(604)
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	45,122	9,319	92	1,403	714	(604)
Change in unrealized gains
(losses)	12,677	60,367	14	142	7,531	2,233
Net realized and change in
unrealized gains (losses) on
investments	57,799	69,686	106	1,545	8,245	1,629

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$35,560	$54,292	$95	$1,278	$7,851	$1,060

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST T. Rowe Price Asset Allocation	AST T. Rowe Price Large-Cap Growth	AST T. Rowe Price Natural Resources	AST Value Equity*	AST WEDGE Capital Mid-Cap Value*	AST Wellington Management Hedged Equity
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(65,499)	(195)	(852)	(196)	(521)	(3,376)
Administrative expense	(6,558)	(29)	(100)	(24)	(61)	(359)
Net investment income (loss)	(72,057)	(224)	(952)	(220)	(582)	(3,735)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,476,734	1,681	40,817	1,844	8,439	86,211
Cost of investments sold	1,149,044	1,412	45,038	1,794	4,084	76,756
Realized gains (losses) on fund
shares	327,690	269	(4,221)	50	4,355	9,455
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	327,690	269	(4,221)	50	4,355	9,455
Change in unrealized gains
(losses)	(27,728)	284	19,666	916	880	5,646
Net realized and change in
unrealized gains (losses) on
investments	299,962	553	15,445	966	5,235	15,101

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$227,905	$329	$14,493	$746	$4,653	$11,366

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Advanced Series Trust	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Western Asset Core Plus Bond	AB VPS Growth	AB VPS Growth & Income	AB VPS International Value	AB VPS Large Cap Growth	AB VPS Small/Mid Cap Value
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$341,688	$84,130	$—	$35,496
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(104)	(222,953)	(662,493)	(118,559)	(224,689)	(152,197)
Administrative expense	(18)	(20,583)	(48,408)	(15,066)	(16,849)	(19,171)
Net investment income (loss)	(122)	(243,536)	(369,213)	(49,495)	(241,538)	(135,872)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	863	2,872,719	8,977,615	1,521,913	2,343,999	1,912,036
Cost of investments sold	766	2,150,713	6,559,643	1,867,657	1,568,251	1,795,980
Realized gains (losses) on fund
shares	97	722,006	2,417,972	(345,744)	775,748	116,056
Realized gain distributions	—	1,733,695	2,537,262	—	1,736,972	583,629
Net realized gains (losses)	97	2,455,701	4,955,234	(345,744)	2,512,720	699,685
Change in unrealized gains
(losses)	524	(2,357,714)	(933,533)	180,544	(2,194,684)	1,507,851
Net realized and change in
unrealized gains (losses) on
investments	621	97,987	4,021,701	(165,200)	318,036	2,207,536

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$499	$(145,549)	$3,652,488	$(214,695)	$76,498	$2,071,664

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Alliance Bernstein Variable Product Series Fund	American Century Variable Portfolios, Inc.	Deutsche Variable Series I	Deutsche Variable Series I	Deutsche Variable Series I	Deutsche Variable Series I
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AB VPS Value	American Century VP International	Deutsche Bond VIP A	Deutsche Capital Growth VIP A	Deutsche Core Equity VIP A	Deutsche CROCI® International VIP A
NET INVESTMENT INCOME (LOSS)
Dividends	$9,322	$56	$9,538	$9,538	$7,486	$18,857
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(10,395)	(72)	(782)	(5,027)	(2,189)	(724)
Administrative expense	(1,251)	(5)	(583)	(3,662)	(1,557)	(514)
Net investment income (loss)	(2,324)	(21)	8,173	849	3,740	17,619

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	107,055	81	7,090	135,020	90,929	47,098
Cost of investments sold	90,575	65	7,269	108,520	67,114	71,321
Realized gains (losses) on fund
shares	16,480	16	(179)	26,500	23,815	(24,223)
Realized gain distributions	—	—	—	101,125	47,593	—
Net realized gains (losses)	16,480	16	(179)	127,625	71,408	(24,223)
Change in unrealized gains
(losses)	43,610	(380)	1,443	(84,686)	(29,244)	5,613
Net realized and change in
unrealized gains (losses) on
investments	60,090	(364)	1,264	42,939	42,164	(18,610)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$57,766	$(385)	$9,437	$43,788	$45,904	$(991)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Deutsche Variable Series I	Deutsche Variable Series II	Deutsche Variable Series II	Deutsche Variable Series II	Dreyfus Socially Responsible Growth Fund, Inc.	Dreyfus Stock Index Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Deutsche Global Small Cap VIP A	Deutsche Global Income Builder VIP A II	Deutsche Government Money Market VIP A II*	Deutsche Small Mid Cap Growth VIP A II	Dreyfus Socially Responsible Growth Fund	Dreyfus Stock Index Fund
NET INVESTMENT INCOME (LOSS)
Dividends	$3,322	$42,616	$100	$—	$274	$7,061
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(3,506)	(4,394)	(841)	(1,557)	(254)	(4,901)
Administrative expense	(2,500)	(3,126)	(588)	(1,109)	(22)	(368)
Net investment income (loss)	(2,684)	35,096	(1,329)	(2,666)	(2)	1,792

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	113,430	92,192	50,971	16,610	283	395,122
Cost of investments sold	133,974	90,251	50,971	14,359	254	276,548
Realized gains (losses) on fund
shares	(20,544)	1,941	—	2,251	29	118,574
Realized gain distributions	102,478	—	—	61,180	2,080	18,916
Net realized gains (losses)	81,934	1,941	—	63,431	2,109	137,490
Change in unrealized gains
(losses)	(77,285)	23,848	—	(30,463)	(202)	(102,837)
Net realized and change in
unrealized gains (losses) on
investments	4,649	25,789	—	32,968	1,907	34,653

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,965	$60,885	$(1,329)	$30,302	$1,905	$36,445

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Dreyfus Variable Investment Fund	Dreyfus Variable Investment Fund	Federated Insurance Series	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIF Government Money Market*	VIF Growth & Income	Federated Government Money Fund II*	VIP Contrafund	VIP Equity-Income	VIP Government Money Market*
NET INVESTMENT INCOME (LOSS)
Dividends	$45	$587	$3	$31,291	$13,245	$32,180
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(4,396)	(665)	(49,921)	(46,505)	(7,945)	(186,820)
Administrative expense	(353)	(51)	(3,793)	(3,729)	(608)	(13,718)
Net investment income (loss)	(4,704)	(129)	(53,711)	(18,943)	4,692	(168,358)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	51,832	32,147	591,773	518,294	106,499	4,962,096
Cost of investments sold	51,832	26,247	591,773	424,710	112,018	4,962,096
Realized gains (losses) on fund
shares	—	5,900	—	93,584	(5,519)	—
Realized gain distributions	—	6,193	—	301,707	40,100	—
Net realized gains (losses)	—	12,093	—	395,291	34,581	—
Change in unrealized gains
(losses)	—	(9,042)	—	(139,816)	51,533	—
Net realized and change in
unrealized gains (losses) on
investments	—	3,051	—	255,475	86,114	—

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(4,704)	$2,922	$(53,711)	$236,532	$90,806	$(168,358)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Growth	VIP High Income	VIP Index 500	VIP Investment Grade Bond	VIP Overseas	VIP Asset Manager Growth (Service Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$1,113	$21,765	$44,527	$20,822	$9,680	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(37,025)	(5,270)	(40,318)	(11,007)	(6,607)	(16)
Administrative expense	(2,924)	(427)	(3,204)	(948)	(533)	(1)
Net investment income (loss)	(38,836)	16,068	1,005	8,867	2,540	(17)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	578,751	110,467	603,600	202,661	154,467	31,632
Cost of investments sold	399,438	125,443	390,647	201,603	151,684	28,740
Realized gains (losses) on fund
shares	179,313	(14,976)	212,953	1,058	2,783	2,892
Realized gain distributions	287,823	—	3,513	472	1,147	—
Net realized gains (losses)	467,136	(14,976)	216,466	1,530	3,930	2,892
Change in unrealized gains
(losses)	(448,031)	50,310	94,617	22,745	(40,874)	(4,584)
Net realized and change in
unrealized gains (losses) on
investments	19,105	35,334	311,083	24,275	(36,944)	(1,692)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(19,731)	$51,402	$312,088	$33,142	$(34,404)	$(1,709)
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Contrafund (Service Class 2)	VIP Equity-Income (Service Class 2)	VIP Freedom 2010 Portfolio (Service Class 2)	VIP Freedom 2020 Portfolio (Service Class 2)	VIP Freedom 2030 Portfolio (Service Class 2)	VIP Freedom Income Portfolio (Service Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$179,155	$9,782	$53,550	$41,489	$17,865	$9,641
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(437,058)	(6,917)	(56,932)	(48,995)	(20,788)	(16,241)
Administrative expense	(57,827)	(471)	(7,475)	(6,460)	(2,864)	(2,218)
Net investment income (loss)	(315,730)	2,394	(10,857)	(13,966)	(5,787)	(8,818)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	6,340,528	96,395	757,285	1,019,270	121,801	1,231,370
Cost of investments sold	5,808,727	104,157	679,217	903,370	104,648	1,204,637
Realized gains (losses) on fund
shares	531,801	(7,762)	78,068	115,900	17,153	26,733
Realized gain distributions	2,575,398	32,551	91,378	111,115	59,407	14,278
Net realized gains (losses)	3,107,199	24,789	169,446	227,015	76,560	41,011
Change in unrealized gains
(losses)	(1,164,072)	41,453	(35,653)	(77,561)	(2,313)	1,147
Net realized and change in
unrealized gains (losses) on
investments	1,943,127	66,242	133,793	149,454	74,247	42,158

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,627,397	$68,636	$122,936	$135,488	$68,460	$33,340

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Government Money Market (Service Class 2)*	VIP Growth (Service Class 2)	VIP Growth & Income (Service Class 2)	VIP Growth Opportunities (Service Class 2)	VIP High Income (Service Class 2)	VIP Index 500 (Service Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$3,367	$—	$73,613	$662	$121,421	$159,016
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(348,449)	(1,841)	(73,277)	(18,963)	(37,367)	(123,645)
Administrative expense	(35,425)	(126)	(9,173)	(2,487)	(4,648)	(15,714)
Net investment income (loss)	(380,507)	(1,967)	(8,837)	(20,788)	79,406	19,657

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	7,291,311	41,871	940,023	177,004	809,346	1,190,878
Cost of investments sold	7,291,311	25,672	740,073	207,642	888,296	951,096
Realized gains (losses) on fund
shares	—	16,199	199,950	(30,638)	(78,950)	239,782
Realized gain distributions	—	13,039	301,979	27,036	—	8,200
Net realized gains (losses)	—	29,238	501,929	(3,602)	(78,950)	247,982
Change in unrealized gains
(losses)	—	(28,656)	128,796	(2,884)	289,728	547,810
Net realized and change in
unrealized gains (losses) on
investments	—	582	630,725	(6,486)	210,778	795,792

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(380,507)	$(1,385)	$621,888	$(27,274)	$290,184	$815,449

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Investment Grade Bond (Service Class 2)	VIP Mid Cap (Service Class 2)	VIP Overseas (Service Class 2)	Franklin Flex Cap Growth VIP	Franklin Growth and Income VIP	Franklin High Income VIP
NET INVESTMENT INCOME (LOSS)
Dividends	$12	$28,741	$88	$—	$535,453	$501,058
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(9)	(129,661)	(408)	(20,176)	(292,241)	(109,050)
Administrative expense	—	(17,034)	(24)	(2,562)	(39,149)	(9,958)
Net investment income (loss)	3	(117,954)	(344)	(22,738)	204,063	382,050

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	395	1,817,313	19,558	293,458	4,364,414	1,347,204
Cost of investments sold	413	1,873,367	20,378	414,274	3,886,073	1,494,426
Realized gains (losses) on fund
shares	(18)	(56,054)	(820)	(120,816)	478,341	(147,222)
Realized gain distributions	—	587,430	12	195,242	1,578,681	—
Net realized gains (losses)	(18)	531,376	(808)	74,426	2,057,022	(147,222)
Change in unrealized gains
(losses)	32	419,603	(734)	(123,442)	(368,326)	774,091
Net realized and change in
unrealized gains (losses) on
investments	14	950,979	(1,542)	(49,016)	1,688,696	626,869

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$17	$833,025	$(1,886)	$(71,754)	$1,892,759	$1,008,919

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Franklin Income VIP	Franklin Large Cap Growth VIP	Franklin Mutual Global Discovery VIP	Franklin Mutual Shares VIP	Franklin Small Cap Value VIP	Franklin Small-Mid Cap Growth VIP
NET INVESTMENT INCOME (LOSS)
Dividends	$4,077,132	$—	$196,338	$919,461	$167,990	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1,168,868)	(297,329)	(165,906)	(680,525)	(291,117)	(10,120)
Administrative expense	(133,031)	(39,630)	(22,322)	(80,721)	(36,524)	(1,285)
Net investment income (loss)	2,775,233	(336,959)	8,110	158,215	(159,651)	(11,405)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	16,273,022	4,471,940	4,391,903	9,256,600	5,250,514	270,321
Cost of investments sold	17,173,911	4,261,380	4,811,155	8,336,335	4,837,155	297,561
Realized gains (losses) on fund
shares	(900,889)	210,560	(419,252)	920,265	413,359	(27,240)
Realized gain distributions	—	328,361	931,004	3,787,755	3,087,180	84,858
Net realized gains (losses)	(900,889)	538,921	511,752	4,708,020	3,500,539	57,618
Change in unrealized gains
(losses)	7,431,267	(1,042,477)	565,526	1,302,797	1,758,560	(32,724)
Net realized and change in
unrealized gains (losses) on
investments	6,530,378	(503,556)	1,077,278	6,010,817	5,259,099	24,894

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$9,305,611	$(840,515)	$1,085,388	$6,169,032	$5,099,448	$13,489

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Goldman Sachs Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Franklin U.S. Government Securities VIP	Templeton Developing Markets VIP	Templeton Foreign VIP	Templeton Global Bond VIP	Templeton Growth VIP	VIT Large Cap Value
NET INVESTMENT INCOME (LOSS)
Dividends	$298,554	$64,396	$873,630	$—	$13,062	$51,261
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(169,151)	(112,762)	(651,934)	(14,365)	(8,803)	(36,546)
Administrative expense	(23,095)	(14,602)	(76,671)	(1,494)	(672)	(4,605)
Net investment income (loss)	106,308	(62,968)	145,025	(15,859)	3,587	10,110

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2,421,824	2,120,665	8,816,931	303,424	216,816	521,168
Cost of investments sold	2,492,549	2,845,156	9,985,350	331,137	205,748	599,458
Realized gains (losses) on fund
shares	(70,725)	(724,491)	(1,168,419)	(27,713)	11,068	(78,290)
Realized gain distributions	—	—	782,493	910	25,122	24,611
Net realized gains (losses)	(70,725)	(724,491)	(385,926)	(26,803)	36,190	(53,679)
Change in unrealized gains
(losses)	(140,670)	1,927,226	2,486,119	50,493	7,600	259,656
Net realized and change in
unrealized gains (losses) on
investments	(211,395)	1,202,735	2,100,193	23,690	43,790	205,977

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(105,087)	$1,139,767	$2,245,218	$7,831	$47,377	$216,087

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Invesco Investment Services	Invesco Investment Services
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIT Mid Cap Value	VIT Small Cap Equity Insights	VIT Strategic Growth	VIT U.S. Equity Insights	Invesco V.I. American Franchise	Invesco V.I. American Value
NET INVESTMENT INCOME (LOSS)
Dividends	$29,234	$47,686	$44	$48,797	$—	$117,248
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(30,829)	(63,617)	(212)	(57,466)	(979,596)	(516,273)
Administrative expense	(4,087)	(7,891)	(17)	(7,275)	(71,216)	(36,517)
Net investment income (loss)	(5,682)	(23,822)	(185)	(15,944)	(1,050,812)	(435,542)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	343,342	954,751	17,905	711,299	10,437,129	5,869,815
Cost of investments sold	378,811	1,024,524	13,993	537,329	7,107,648	5,482,956
Realized gains (losses) on fund
shares	(35,469)	(69,773)	3,912	173,970	3,329,481	386,859
Realized gain distributions	1,181	113,771	1	131,649	6,328,997	1,811,481
Net realized gains (losses)	(34,288)	43,998	3,913	305,619	9,658,478	2,198,340
Change in unrealized gains
(losses)	266,638	782,672	(3,113)	29,727	(8,254,875)	2,388,417
Net realized and change in
unrealized gains (losses) on
investments	232,350	826,670	800	335,346	1,403,603	4,586,757

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$226,668	$802,848	$615	$319,402	$352,791	$4,151,215

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Comstock	Invesco V.I. Core Equity	Invesco V.I. Core Plus Bond	Invesco V.I. Diversified Dividend	Invesco V.I. Equity and Income	Invesco V.I. Global Core Equity
NET INVESTMENT INCOME (LOSS)
Dividends	$339,568	$494,704	$267,998	$1,706,165	$420,298	$269,381
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(301,303)	(881,736)	(85,870)	(1,749,721)	(294,207)	(348,537)
Administrative expense	(21,938)	(66,155)	(6,497)	(127,030)	(21,678)	(25,868)
Net investment income (loss)	16,327	(453,187)	175,631	(170,586)	104,413	(105,024)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	4,323,284	10,108,485	968,975	18,411,651	3,013,418	4,166,035
Cost of investments sold	3,099,185	7,668,802	1,096,133	9,702,128	2,818,232	4,074,419
Realized gains (losses) on fund
shares	1,224,099	2,439,683	(127,158)	8,709,523	195,186	91,616
Realized gain distributions	1,694,318	4,434,182	—	—	703,011	—
Net realized gains (losses)	2,918,417	6,873,865	(127,158)	8,709,523	898,197	91,616
Change in unrealized gains
(losses)	212,514	(881,344)	282,422	8,158,536	1,860,862	1,343,625
Net realized and change in
unrealized gains (losses) on
investments	3,130,931	5,992,521	155,264	16,868,059	2,759,059	1,435,241

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$3,147,258	$5,539,334	$330,895	$16,697,473	$2,863,472	$1,330,217

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Government Money Market*	Invesco V.I. Government Securities	Invesco V.I. High Yield	Invesco V.I. International Growth	Invesco V.I. Managed Volatility	Invesco V.I. Mid Cap Core Equity
NET INVESTMENT INCOME (LOSS)
Dividends	$4,028	$145,744	$492,763	$221,123	$96,237	$6,614
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(57,348)	(95,843)	(157,052)	(212,227)	(68,059)	(120,698)
Administrative expense	(4,380)	(7,377)	(11,224)	(16,194)	(5,212)	(8,823)
Net investment income (loss)	(57,700)	42,524	324,487	(7,298)	22,966	(122,907)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,501,091	1,116,936	1,873,333	2,372,490	968,533	1,499,607
Cost of investments sold	1,501,091	1,151,370	2,029,882	1,627,519	1,205,639	1,448,506
Realized gains (losses) on fund
shares	—	(34,434)	(156,549)	744,971	(237,106)	51,101
Realized gain distributions	—	—	—	—	155,069	563,807
Net realized gains (losses)	—	(34,434)	(156,549)	744,971	(82,037)	614,908
Change in unrealized gains
(losses)	—	(12,844)	944,030	(1,043,889)	496,012	496,094
Net realized and change in
unrealized gains (losses) on
investments	—	(47,278)	787,481	(298,918)	413,975	1,111,002

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(57,700)	$(4,754)	$1,111,968	$(306,216)	$436,941	$988,095

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Mid Cap Growth	Invesco V.I. S&P 500 Index	Invesco V.I. Technology	Invesco V.I. Value Opportunities	Invesco V.I. American Franchise II	Invesco V.I. American Value II
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$542,279	$—	$22,431	$—	$23,248
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(81,933)	(436,664)	(31,543)	(72,407)	(303,533)	(299,102)
Administrative expense	(6,274)	(31,245)	(2,408)	(5,535)	(28,472)	(38,581)
Net investment income (loss)	(88,207)	74,370	(33,951)	(55,511)	(332,005)	(314,435)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,625,531	4,976,182	336,702	831,757	3,090,512	4,174,503
Cost of investments sold	1,345,782	3,760,850	279,982	924,553	1,711,611	3,971,491
Realized gains (losses) on fund
shares	279,749	1,215,332	56,720	(92,796)	1,378,901	203,012
Realized gain distributions	610,435	2,371,851	109,826	1,671,853	1,745,269	1,128,337
Net realized gains (losses)	890,184	3,587,183	166,546	1,579,057	3,124,170	1,331,349
Change in unrealized gains
(losses)	(912,336)	(739,151)	(199,915)	(645,735)	(2,802,614)	1,488,956
Net realized and change in
unrealized gains (losses) on
investments	(22,152)	2,848,032	(33,369)	933,322	321,556	2,820,305

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(110,359)	$2,922,402	$(67,320)	$877,811	$(10,449)	$2,505,870

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Comstock II	Invesco V.I. Core Equity II	Invesco V.I. Core Plus Bond II	Invesco V.I. Diversified Dividend II	Invesco V.I. Equity and Income II	Invesco V.I. Global Core Equity II
NET INVESTMENT INCOME (LOSS)
Dividends	$949,241	$7,033	$4,452	$340,344	$420,189	$88,896
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1,148,915)	(22,109)	(2,059)	(490,438)	(392,164)	(197,944)
Administrative expense	(115,691)	(2,303)	(134)	(38,607)	(43,531)	(16,221)
Net investment income (loss)	(315,365)	(17,379)	2,259	(188,701)	(15,506)	(125,269)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	13,091,328	368,672	40,019	4,620,381	4,271,809	1,706,035
Cost of investments sold	9,331,697	291,482	44,156	2,689,942	3,812,377	1,644,876
Realized gains (losses) on fund
shares	3,759,631	77,190	(4,137)	1,930,439	459,432	61,159
Realized gain distributions	5,706,511	96,720	—	—	812,135	—
Net realized gains (losses)	9,466,142	173,910	(4,137)	1,930,439	1,271,567	61,159
Change in unrealized gains
(losses)	1,077,015	(52,803)	9,005	1,838,270	1,863,101	609,018
Net realized and change in
unrealized gains (losses) on
investments	10,543,157	121,107	4,868	3,768,709	3,134,668	670,177

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$10,227,792	$103,728	$7,127	$3,580,008	$3,119,162	$544,908

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Government Money Market II*	Invesco V.I. Government Securities II	Invesco V.I. Growth and Income II	Invesco V.I. High Yield II	Invesco V.I. International Growth II	Invesco V.I. Managed Volatility II
NET INVESTMENT INCOME (LOSS)
Dividends	$167	$4,295	$344,429	$281,136	$23,679	$1,842
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(7,626)	(4,238)	(586,717)	(115,811)	(30,293)	(1,645)
Administrative expense	(543)	(265)	(75,419)	(9,859)	(3,678)	(116)
Net investment income (loss)	(8,002)	(208)	(317,707)	155,466	(10,292)	81

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	62,488	52,781	8,155,476	1,043,948	267,783	33,721
Cost of investments sold	62,488	54,542	7,890,552	1,145,183	245,925	44,757
Realized gains (losses) on fund
shares	—	(1,761)	264,924	(101,235)	21,858	(11,036)
Realized gain distributions	—	—	3,644,599	—	—	3,507
Net realized gains (losses)	—	(1,761)	3,909,523	(101,235)	21,858	(7,529)
Change in unrealized gains
(losses)	—	1,452	2,772,969	557,230	(61,374)	15,718
Net realized and change in
unrealized gains (losses) on
investments	—	(309)	6,682,492	455,995	(39,516)	8,189

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(8,002)	$(517)	$6,364,785	$611,461	$(49,808)	$8,270

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Janus Aspen Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Mid Cap Core Equity II	Invesco V.I. Mid Cap Growth II	Invesco V.I. S&P 500 Index II	Invesco V.I. Technology II	Invesco V.I. Value Opportunities II	Forty Portfolio
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$675,114	$—	$2,749	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(19,826)	(111,787)	(741,097)	(123)	(53,632)	(150)
Administrative expense	(1,994)	(10,524)	(64,715)	(8)	(6,199)	(11)
Net investment income (loss)	(21,820)	(122,311)	(130,698)	(131)	(57,082)	(161)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	173,846	1,554,098	7,582,911	2,300	677,151	404
Cost of investments sold	173,577	1,410,835	5,410,337	1,939	738,890	344
Realized gains (losses) on fund
shares	269	143,263	2,172,574	361	(61,739)	60
Realized gain distributions	83,499	739,099	3,518,583	336	1,080,589	1,433
Net realized gains (losses)	83,768	882,362	5,691,157	697	1,018,850	1,493
Change in unrealized gains
(losses)	72,228	(861,717)	(1,465,508)	(891)	(427,400)	(1,277)
Net realized and change in
unrealized gains (losses) on
investments	155,996	20,645	4,225,649	(194)	591,450	216

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$134,176	$(101,666)	$4,094,951	$(325)	$534,368	$55
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Lazard Retirement Series, Inc.	Legg Mason Partners Variable Equity Trust	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Emerging Markets Equity	ClearBridge Variable Large Cap Value Portfolio I	Bond-Debenture	Fundamental Equity	Growth and Income	Growth Opportunities
NET INVESTMENT INCOME (LOSS)
Dividends	$1	$7	$584,631	$40,365	$142,997	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1)	(8)	(191,533)	(51,415)	(140,612)	(82,859)
Administrative expense	—	—	(26,204)	(6,812)	(18,795)	(11,308)
Net investment income (loss)	—	(1)	366,894	(17,862)	(16,410)	(94,167)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	176	785	3,365,220	920,158	1,906,549	1,326,938
Cost of investments sold	198	798	3,395,055	912,040	1,596,153	1,543,402
Realized gains (losses) on fund
shares	(22)	(13)	(29,835)	8,118	310,396	(216,464)
Realized gain distributions	—	9	—	66,224	131,764	34,214
Net realized gains (losses)	(22)	(4)	(29,835)	74,342	442,160	(182,250)
Change in unrealized gains
(losses)	29	9	1,007,083	402,320	965,313	246,635
Net realized and change in
unrealized gains (losses) on
investments	7	5	977,248	476,662	1,407,473	64,385

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$7	$4	$1,344,142	$458,800	$1,391,063	$(29,782)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Lord Abbett Series Fund	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Mid-Cap Stock	MFS Growth	MFS High Yield	MFS Investors Trust	MFS New Discovery	MFS Research
NET INVESTMENT INCOME (LOSS)
Dividends	$57,061	$307	$16,071	$6,455	$—	$3,899
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(169,047)	(9,099)	(2,732)	(9,904)	(12,522)	(6,537)
Administrative expense	(22,068)	(707)	(237)	(760)	(1,040)	(484)
Net investment income (loss)	(134,054)	(9,499)	13,102	(4,209)	(13,562)	(3,122)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2,176,124	101,568	33,146	172,117	174,979	118,362
Cost of investments sold	1,775,934	70,683	35,785	133,620	170,678	97,191
Realized gains (losses) on fund
shares	400,190	30,885	(2,639)	38,497	4,301	21,171
Realized gain distributions	649,344	41,928	—	82,513	47,560	50,037
Net realized gains (losses)	1,049,534	72,813	(2,639)	121,010	51,861	71,208
Change in unrealized gains
(losses)	640,445	(55,380)	17,669	(66,696)	36,202	(35,348)
Net realized and change in
unrealized gains (losses) on
investments	1,689,979	17,433	15,030	54,314	88,063	35,860

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,555,925	$7,934	$28,132	$50,105	$74,501	$32,738

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS Total Return Bond	MFS Utilities	MFS Growth (Service Class)	MFS Investors Trust (Service Class)	MFS New Discovery (Service Class)	MFS Research (Service Class)
NET INVESTMENT INCOME (LOSS)
Dividends	$30,255	$8,808	$—	$636	$—	$166
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(10,391)	(2,956)	(1,068)	(1,625)	(1,397)	(458)
Administrative expense	(889)	(226)	(72)	(114)	(96)	(32)
Net investment income (loss)	18,975	5,626	(1,140)	(1,103)	(1,493)	(324)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	113,738	4,774	3,340	8,426	44,804	1,376
Cost of investments sold	106,267	4,445	1,975	5,851	42,295	817
Realized gains (losses) on fund
shares	7,471	329	1,365	2,575	2,509	559
Realized gain distributions	—	5,197	4,430	12,404	4,417	3,255
Net realized gains (losses)	7,471	5,526	5,795	14,979	6,926	3,814
Change in unrealized gains
(losses)	730	9,569	(4,251)	(6,421)	1,843	(1,354)
Net realized and change in
unrealized gains (losses) on
investments	8,201	15,095	1,544	8,558	8,769	2,460

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$27,176	$20,721	$404	$7,455	$7,276	$2,136

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	MFS Variable Insurance Trust (Service Class)	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS Utilities (Service Class)	European Equity	Income Plus	Limited Duration	Money Market*	Multi Cap Growth
NET INVESTMENT INCOME (LOSS)
Dividends	$24,875	$684,543	$2,004,233	$90,204	$726	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(9,974)	(303,246)	(674,060)	(80,363)	(95,609)	(2,086,039)
Administrative expense	(699)	(21,607)	(49,611)	(5,873)	(7,022)	(142,384)
Net investment income (loss)	14,202	359,690	1,280,562	3,968	(101,905)	(2,228,423)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	138,581	4,281,165	7,997,607	1,263,830	23,449,827	21,917,449
Cost of investments sold	123,564	4,853,276	7,553,429	1,462,765	23,449,827	19,081,868
Realized gains (losses) on fund
shares	15,017	(572,111)	444,178	(198,935)	—	2,835,581
Realized gain distributions	15,799	—	1,246,763	—	—	26,413,894
Net realized gains (losses)	30,816	(572,111)	1,690,941	(198,935)	—	29,249,475
Change in unrealized gains
(losses)	18,875	(826,502)	(95,057)	407,481	—	(35,389,351)
Net realized and change in
unrealized gains (losses) on
investments	49,691	(1,398,613)	1,595,884	208,546	—	(6,139,876)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$63,893	$(1,038,923)	$2,876,446	$212,514	$(101,905)	$(8,368,299)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Neuberger Berman Advisors Management Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	European Equity (Class Y Shares)	Income Plus (Class Y Shares)	Limited Duration (Class Y Shares)	Money Market (Class Y Shares)*	Multi Cap Growth (Class Y Shares)	AMT Large Cap Value
NET INVESTMENT INCOME (LOSS)
Dividends	$151,868	$1,929,459	$280,542	$836	$—	$159
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(94,549)	(827,353)	(367,773)	(130,525)	(715,279)	(293)
Administrative expense	(7,101)	(79,955)	(31,267)	(12,495)	(56,738)	(20)
Net investment income (loss)	50,218	1,022,151	(118,498)	(142,184)	(772,017)	(154)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	779,523	9,914,800	3,880,523	27,057,904	7,391,837	638
Cost of investments sold	876,086	9,438,036	4,541,414	27,057,904	6,358,046	665
Realized gains (losses) on fund
shares	(96,563)	476,764	(660,891)	—	1,033,791	(27)
Realized gain distributions	—	1,297,850	—	—	7,434,277	1,748
Net realized gains (losses)	(96,563)	1,774,614	(660,891)	—	8,468,068	1,721
Change in unrealized gains
(losses)	(237,739)	(191,700)	1,474,588	—	(10,291,619)	3,007
Net realized and change in
unrealized gains (losses) on
investments	(334,302)	1,582,914	813,697	—	(1,823,551)	4,728

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(284,084)	$2,605,065	$695,199	$(142,184)	$(2,595,568)	$4,574

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Capital Appreciation	Oppenheimer Conservative Balanced	Oppenheimer Core Bond	Oppenheimer Discovery Mid Cap Growth	Oppenheimer Global	Oppenheimer Global Strategic Income
NET INVESTMENT INCOME (LOSS)
Dividends	$11,168	$29,130	$18,870	$—	$22,589	$71,718
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(34,216)	(16,349)	(6,161)	(8,223)	(25,255)	(19,190)
Administrative expense	(2,695)	(1,224)	(509)	(592)	(2,085)	(1,442)
Net investment income (loss)	(25,743)	11,557	12,200	(8,815)	(4,751)	51,086

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	492,473	388,100	100,499	77,661	469,992	166,219
Cost of investments sold	422,776	355,811	120,760	51,735	404,700	169,793
Realized gains (losses) on fund
shares	69,697	32,289	(20,261)	25,926	65,292	(3,574)
Realized gain distributions	282,957	—	—	46,535	143,183	—
Net realized gains (losses)	352,654	32,289	(20,261)	72,461	208,475	(3,574)
Change in unrealized gains
(losses)	(437,109)	3,187	19,017	(57,266)	(241,947)	23,504
Net realized and change in
unrealized gains (losses) on
investments	(84,455)	35,476	(1,244)	15,195	(33,472)	19,930

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(110,198)	$47,033	$10,956	$6,380	$(38,223)	$71,016

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Main Street	Oppenheimer Main Street Small Cap	Oppenheimer Capital Appreciation (SS)	Oppenheimer Conservative Balanced (SS)	Oppenheimer Core Bond (SS)	Oppenheimer Discovery Mid Cap Growth (SS)
NET INVESTMENT INCOME (LOSS)
Dividends	$15,777	$5,061	$19,972	$155,733	$516,438	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(19,101)	(11,999)	(243,704)	(104,503)	(201,461)	(87,797)
Administrative expense	(1,398)	(980)	(32,844)	(13,774)	(28,514)	(11,490)
Net investment income (loss)	(4,722)	(7,918)	(256,576)	37,456	286,463	(99,287)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	289,960	235,919	3,456,083	1,168,949	4,163,081	1,084,738
Cost of investments sold	231,989	196,686	2,915,719	1,153,647	4,578,081	762,880
Realized gains (losses) on fund
shares	57,971	39,233	540,364	15,302	(415,000)	321,858
Realized gain distributions	167,699	37,519	1,825,408	—	—	490,517
Net realized gains (losses)	225,670	76,752	2,365,772	15,302	(415,000)	812,375
Change in unrealized gains
(losses)	(90,808)	90,754	(2,933,145)	187,614	398,602	(687,005)
Net realized and change in
unrealized gains (losses) on
investments	134,862	167,506	(567,373)	202,916	(16,398)	125,370

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$130,140	$159,588	$(823,949)	$240,372	$270,065	$26,083

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Global (SS)	Oppenheimer Global Strategic Income (SS)	Oppenheimer Main Street (SS)	Oppenheimer Main Street Small Cap (SS)	Foreign Bond (US Dollar-Hedged)	Money Market*
NET INVESTMENT INCOME (LOSS)
Dividends	$58,486	$1,811,639	$265,247	$34,197	$9	$20
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(107,361)	(551,417)	(448,182)	(193,087)	(9)	(180)
Administrative expense	(14,625)	(74,927)	(59,114)	(25,780)	—	(13)
Net investment income (loss)	(63,500)	1,185,295	(242,049)	(184,670)	—	(173)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,555,054	7,836,321	6,394,835	2,989,523	401	17,991
Cost of investments sold	1,362,101	8,217,859	5,103,327	2,536,829	389	17,991
Realized gains (losses) on fund
shares	192,953	(381,538)	1,291,508	452,694	12	—
Realized gain distributions	518,559	—	3,699,736	526,440	2	—
Net realized gains (losses)	711,512	(381,538)	4,991,244	979,134	14	—
Change in unrealized gains
(losses)	(839,483)	977,683	(1,988,167)	1,185,655	15	—
Net realized and change in
unrealized gains (losses) on
investments	(127,971)	596,145	3,003,077	2,164,789	29	—

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(191,471)	$1,781,440	$2,761,028	$1,980,119	$29	$(173)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	Profunds VP
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	PIMCO VIT Total Return	PIMCO VIT Commodity Real Return Strategy (Advisor Shares)	PIMCO VIT Emerging Markets Bond (Advisor Shares)	PIMCO VIT Real Return (Advisor Shares)	PIMCO VIT Total Return (Advisor Shares)	ProFund VP Financials
NET INVESTMENT INCOME (LOSS)
Dividends	$33	$9,511	$34,520	$41,751	$213,517	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(24)	(14,272)	(10,020)	(27,848)	(156,872)	(8)
Administrative expense	(1)	(1,835)	(1,279)	(3,725)	(20,579)	(1)
Net investment income (loss)	8	(6,596)	23,221	10,178	36,066	(9)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	98	241,679	253,478	385,868	2,074,991	1,619
Cost of investments sold	97	547,428	280,226	405,435	2,094,781	1,054
Realized gains (losses) on fund
shares	1	(305,749)	(26,748)	(19,567)	(19,790)	565
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	1	(305,749)	(26,748)	(19,567)	(19,790)	565
Change in unrealized gains
(losses)	9	428,396	77,392	79,706	94,985	(614)
Net realized and change in
unrealized gains (losses) on
investments	10	122,647	50,644	60,139	75,195	(49)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$18	$116,051	$73,865	$70,317	$111,261	$(58)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Profunds VP	Profunds VP	Profunds VP	Profunds VP	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	ProFund VP Health Care	ProFund VP Large-Cap Value	ProFund VP Telecommunications	ProFund VP Utilities	VT American Government Income	VT Capital Opportunities
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$273,576	$23,921
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(8)	(363)	(9)	(64)	(201,073)	(44,618)
Administrative expense	(1)	(28)	(1)	(7)	—	—
Net investment income (loss)	(9)	(391)	(10)	(71)	72,503	(20,697)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,644	117,056	1,872	13,892	2,639,947	566,323
Cost of investments sold	763	113,450	1,495	8,135	3,033,407	566,521
Realized gains (losses) on fund
shares	881	3,606	377	5,757	(393,460)	(198)
Realized gain distributions	—	—	—	—	—	72,529
Net realized gains (losses)	881	3,606	377	5,757	(393,460)	72,331
Change in unrealized gains
(losses)	(963)	1,852	(173)	(3,958)	166,281	365,499
Net realized and change in
unrealized gains (losses) on
investments	(82)	5,458	204	1,799	(227,179)	437,830

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(91)	$5,067	$194	$1,728	$(154,676)	$417,133

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Diversified Income	VT Equity Income	VT George Putnam Balanced	VT Global Asset Allocation	VT Global Equity	VT Global Health Care
NET INVESTMENT INCOME (LOSS)
Dividends	$1,321,603	$1,102,369	$764,276	$385,287	$136,511	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(246,314)	(814,309)	(603,166)	(272,852)	(174,958)	(355,424)
Administrative expense	(211)	(35,520)	(27,306)	(12,330)	—	(6,280)
Net investment income (loss)	1,075,078	252,540	133,804	100,105	(38,447)	(361,704)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2,891,480	9,789,744	7,283,953	3,194,895	1,638,045	4,749,333
Cost of investments sold	3,744,330	5,402,129	7,093,781	3,040,302	1,617,567	3,963,317
Realized gains (losses) on fund
shares	(852,850)	4,387,615	190,172	154,593	20,478	786,016
Realized gain distributions	—	1,037,840	—	1,414,671	—	3,086,668
Net realized gains (losses)	(852,850)	5,425,455	190,172	1,569,264	20,478	3,872,684
Change in unrealized gains
(losses)	399,302	856,445	2,373,709	(694,856)	(55,925)	(7,143,495)
Net realized and change in
unrealized gains (losses) on
investments	(453,548)	6,281,900	2,563,881	874,408	(35,447)	(3,270,811)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$621,530	$6,534,440	$2,697,685	$974,513	$(73,894)	$(3,632,515)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Global Utilities	VT Government Money Market*	VT Growth and Income	VT Growth Opportunities*	VT High Yield	VT Income
NET INVESTMENT INCOME (LOSS)
Dividends	$118,283	$4,384	$1,871,215	$44,431	$1,680,099	$2,532,981
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(116,406)	(578,490)	(1,501,965)	(259,270)	(357,093)	(778,726)
Administrative expense	(1,833)	(62,916)	(40,498)	(5,185)	(24,530)	(51,046)
Net investment income (loss)	44	(637,022)	328,752	(220,024)	1,298,476	1,703,209

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,613,564	16,373,413	19,422,035	2,507,382	6,075,438	10,477,610
Cost of investments sold	1,874,261	16,373,413	17,647,566	2,366,337	6,709,999	11,275,221
Realized gains (losses) on fund
shares	(260,697)	—	1,774,469	141,045	(634,561)	(797,611)
Realized gain distributions	674,211	—	3,304,584	831,655	—	—
Net realized gains (losses)	413,514	—	5,079,053	972,700	(634,561)	(797,611)
Change in unrealized gains
(losses)	(307,736)	—	7,879,887	144,003	2,657,803	(600,282)
Net realized and change in
unrealized gains (losses) on
investments	105,778	—	12,958,940	1,116,703	2,023,242	(1,397,893)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$105,822	$(637,022)	$13,287,692	$896,679	$3,321,718	$305,316

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT International Equity	VT International Growth	VT International Value	VT Investors	VT Multi-Cap Growth	VT Multi-Cap Value
NET INVESTMENT INCOME (LOSS)
Dividends	$1,970,695	$91,067	$243,543	$584,388	$463,402	$39,662
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(830,593)	(131,818)	(140,975)	(602,783)	(911,824)	(82,429)
Administrative expense	(43,181)	—	(1)	(12,937)	(10,780)	—
Net investment income (loss)	1,096,921	(40,751)	102,567	(31,332)	(459,202)	(42,767)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	8,664,241	1,310,991	1,130,695	6,839,613	9,312,520	794,275
Cost of investments sold	10,159,136	1,110,563	1,516,485	4,900,786	6,656,106	724,650
Realized gains (losses) on fund
shares	(1,494,895)	200,428	(385,790)	1,938,827	2,656,414	69,625
Realized gain distributions	—	—	—	1,570,038	6,417,718	701,670
Net realized gains (losses)	(1,494,895)	200,428	(385,790)	3,508,865	9,074,132	771,295
Change in unrealized gains
(losses)	(2,147,594)	(991,218)	228,122	800,114	(4,714,904)	(66,803)
Net realized and change in
unrealized gains (losses) on
investments	(3,642,489)	(790,790)	(157,668)	4,308,979	4,359,228	704,492

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(2,545,568)	$(831,541)	$(55,101)	$4,277,647	$3,900,026	$661,725

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Research	VT Small Cap Value	VT Voyager*	Morgan Stanley UIF Core Plus Fixed Income	Morgan Stanley UIF Emerging Markets Equity	Morgan Stanley UIF Global Infrastructure
NET INVESTMENT INCOME (LOSS)
Dividends	$325,819	$369,245	$937,555	$5,841	$67,294	$891,247
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(291,568)	(455,652)	(1,010,371)	(4,131)	(210,104)	(515,300)
Administrative expense	(3,072)	(10,473)	(40,470)	(306)	(13,627)	(37,868)
Net investment income (loss)	31,179	(96,880)	(113,286)	1,404	(156,437)	338,079

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	3,204,257	4,336,644	90,490,295	157,742	1,989,001	6,438,047
Cost of investments sold	1,970,504	4,915,842	84,939,239	154,704	2,061,403	7,200,799
Realized gains (losses) on fund
shares	1,233,753	(579,198)	5,551,056	3,038	(72,402)	(762,752)
Realized gain distributions	—	3,152,786	3,274,446	—	—	2,361,396
Net realized gains (losses)	1,233,753	2,573,588	8,825,502	3,038	(72,402)	1,598,644
Change in unrealized gains
(losses)	446,999	4,897,035	(8,736,347)	12,023	860,128	3,165,752
Net realized and change in
unrealized gains (losses) on
investments	1,680,752	7,470,623	89,155	15,061	787,726	4,764,396

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,711,931	$7,373,743	$(24,131)	$16,465	$631,289	$5,102,475

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley UIF Global Strategist	Morgan Stanley UIF Growth	Morgan Stanley UIF Mid Cap Growth	Morgan Stanley UIF U.S. Real Estate	Morgan Stanley UIF Emerging Markets Debt (Class II)	Morgan Stanley UIF Emerging Markets Equity (Class II)
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$222,148	$417,755	$19,877
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(797,132)	(349,135)	(159,237)	(264,762)	(105,897)	(66,396)
Administrative expense	(53,758)	(26,836)	(10,043)	(16,843)	(14,338)	(8,616)
Net investment income (loss)	(850,890)	(375,971)	(169,280)	(59,457)	297,520	(55,135)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	10,975,976	4,161,817	1,349,169	2,384,832	1,804,559	794,439
Cost of investments sold	11,654,656	3,334,032	1,573,585	1,709,929	1,917,510	876,154
Realized gains (losses) on fund
shares	(678,680)	827,785	(224,416)	674,903	(112,951)	(81,715)
Realized gain distributions	263,893	3,784,381	480,079	—	—	—
Net realized gains (losses)	(414,787)	4,612,166	255,663	674,903	(112,951)	(81,715)
Change in unrealized gains
(losses)	3,660,308	(5,002,662)	(1,219,122)	215,763	472,789	350,886
Net realized and change in
unrealized gains (losses) on
investments	3,245,521	(390,496)	(963,459)	890,666	359,838	269,171

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,394,631	$(766,467)	$(1,132,739)	$831,209	$657,358	$214,036

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley UIF Global Franchise (Class II)	Morgan Stanley UIF Global Infrastructure (Class II)	Morgan Stanley UIF Global Strategist (Class II)	Morgan Stanley UIF Growth (Class II)	Morgan Stanley UIF Mid Cap Growth (Class II)	Morgan Stanley UIF Small Company Growth (Class II)
NET INVESTMENT INCOME (LOSS)
Dividends	$415,254	$225,452	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(427,870)	(177,372)	(335,910)	(71,066)	(171,878)	(86,960)
Administrative expense	(55,286)	(12,237)	(26,129)	(9,352)	(22,014)	(10,722)
Net investment income (loss)	(67,902)	35,843	(362,039)	(80,418)	(193,892)	(97,682)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	8,180,806	1,377,676	3,880,725	898,289	2,630,133	1,204,019
Cost of investments sold	9,214,527	1,553,720	4,098,159	686,406	3,154,839	1,664,638
Realized gains (losses) on fund
shares	(1,033,721)	(176,044)	(217,434)	211,883	(524,706)	(460,619)
Realized gain distributions	3,923,207	653,600	88,704	824,766	556,617	503,522
Net realized gains (losses)	2,889,486	477,556	(128,730)	1,036,649	31,911	42,903
Change in unrealized gains
(losses)	(1,807,916)	823,426	1,222,455	(1,130,509)	(1,172,643)	240,995
Net realized and change in
unrealized gains (losses) on
investments	1,081,570	1,300,982	1,093,725	(93,860)	(1,140,732)	283,898

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,013,668	$1,336,825	$731,686	$(174,278)	$(1,334,624)	$186,216

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

The Universal Institutional Funds, Inc. (Class II)
Sub-Account
Morgan Stanley UIF U.S. Real Estate (Class II)
NET INVESTMENT INCOME (LOSS)
Dividends	$302,397
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(406,561)
Administrative expense	(53,943)
Net investment income (loss)	(158,107)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	4,878,650
Cost of investments sold	3,491,378
Realized gains (losses) on fund
shares	1,387,272
Realized gain distributions	—
Net realized gains (losses)	1,387,272
Change in unrealized gains
(losses)	142,732
Net realized and change in
unrealized gains (losses) on
investments	1,530,004

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,371,897

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Academic Strategies Asset Allocation		AST Advanced Strategies		AST Balanced Asset Allocation
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(72,586)	$(91,308)	$(36,252)	$(41,165)	$(111,157)	$(137,556)
Net realized gains (losses)	174,065	301,615	92,636	177,006	341,031	785,772
Change in unrealized gains (losses)	63,760	(473,774)	47,200	(148,782)	110,912	(716,588)
Increase (decrease) in net assets from operations	165,239	(263,467)	103,584	(12,941)	340,786	(68,372)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,500	1,500	—	—	6,650	6,650
Benefit payments	—	—	—	—	(12,846)	(629)
Payments on termination	(306,560)	(263,839)	(121,610)	(328,967)	(661,520)	(1,489,477)
Contract Maintenance Charge	(11,757)	(15,415)	(8,747)	(8,912)	(44,583)	(47,991)
Transfers among the sub-accounts and with the
Fixed Account - net	(123,479)	(899,594)	22,785	(111,123)	(80,640)	(614,556)
Increase (decrease) in net assets from contract
transactions	(440,296)	(1,177,348)	(107,572)	(449,002)	(792,939)	(2,146,003)

INCREASE (DECREASE) IN NET ASSETS	(275,057)	(1,440,815)	(3,988)	(461,943)	(452,153)	(2,214,375)
NET ASSETS AT BEGINNING OF PERIOD	4,368,733	5,809,548	2,197,447	2,659,390	7,793,601	10,007,976
NET ASSETS AT END OF PERIOD	$4,093,676	$4,368,733	$2,193,459	$2,197,447	$7,341,448	$7,793,601

UNITS OUTSTANDING
Units outstanding at beginning of period	418,877	527,594	168,012	201,091	607,567	771,115
Units issued	55,735	32,762	14,231	5,293	14,394	11,436
Units redeemed	(98,154)	(141,479)	(22,924)	(38,372)	(74,722)	(174,984)
Units outstanding at end of period	376,458	418,877	159,319	168,012	547,239	607,567

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST BlackRock Global Strategies		AST BlackRock Low Duration Bond*		AST Bond Portfolio 2018
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(292)	$(299)	$(1,090)	$(1,157)	$(6,582)	$(6,961)
Net realized gains (losses)	46	47	(44)	(366)	2,347	4,339
Change in unrealized gains (losses)	1,238	(623)	1,495	848	4,568	(489)
Increase (decrease) in net assets from operations	992	(875)	361	(675)	333	(3,111)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	(326)	(290)	—	—
Payments on termination	—	—	—	(5,066)	(10,954)	(27,343)
Contract Maintenance Charge	(6)	—	(18)	(20)	(280)	(280)
Transfers among the sub-accounts and with the
Fixed Account - net	—	—	—	—	—	(2)
Increase (decrease) in net assets from contract
transactions	(6)	—	(344)	(5,376)	(11,234)	(27,625)

INCREASE (DECREASE) IN NET ASSETS	986	(875)	17	(6,051)	(10,901)	(30,736)
NET ASSETS AT BEGINNING OF PERIOD	18,624	19,499	89,112	95,163	428,076	458,812
NET ASSETS AT END OF PERIOD	$19,610	$18,624	$89,129	$89,112	$417,175	$428,076

UNITS OUTSTANDING
Units outstanding at beginning of period	1,711	1,711	7,788	8,253	31,122	33,121
Units issued	—	—	—	—	—	3
Units redeemed	(1)	—	(29)	(465)	(811)	(2,002)
Units outstanding at end of period	1,710	1,711	7,759	7,788	30,311	31,122

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Bond Portfolio 2019		AST Bond Portfolio 2022		AST Bond Portfolio 2023
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(6,084)	$(6,094)	$(2,786)	$(2,712)	$(878)	$(2,619)
Net realized gains (losses)	(199)	(331)	360	235	148	55,861
Change in unrealized gains (losses)	4,843	3,778	2,393	2,827	962	(49,848)
Increase (decrease) in net assets from operations	(1,440)	(2,647)	(33)	350	232	3,394

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	—	—	—	—	—	(2,199)
Contract Maintenance Charge	(35)	(35)	—	—	(70)	(105)
Transfers among the sub-accounts and with the
Fixed Account - net	—	—	1	—	—	(575,116)
Increase (decrease) in net assets from contract
transactions	(35)	(35)	1	—	(70)	(577,420)

INCREASE (DECREASE) IN NET ASSETS	(1,475)	(2,682)	(32)	350	162	(574,026)
NET ASSETS AT BEGINNING OF PERIOD	317,700	320,382	146,886	146,536	56,545	630,571
NET ASSETS AT END OF PERIOD	$316,225	$317,700	$146,854	$146,886	$56,707	$56,545

UNITS OUTSTANDING
Units outstanding at beginning of period	23,466	23,468	12,219	12,219	5,457	61,880
Units issued	—	—	—	—	—	—
Units redeemed	(2)	(2)	—	—	(7)	(56,423)
Units outstanding at end of period	23,464	23,466	12,219	12,219	5,450	5,457

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Bond Portfolio 2024		AST Bond Portfolio 2025		AST Bond Portfolio 2026
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,245)	$(3,019)	$(9,713)	$(12,318)	$(4,020)	$(1,215)
Net realized gains (losses)	162	20,315	104,594	14,261	(527)	1,196
Change in unrealized gains (losses)	1,404	(16,709)	(18,816)	17,475	(37,209)	1,275
Increase (decrease) in net assets from operations	321	587	76,065	19,418	(41,756)	1,256

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	—	—	(75,652)	(35,985)	(228,718)	(4,452)
Contract Maintenance Charge	(35)	(53)	(142)	(333)	(171)	—
Transfers among the sub-accounts and with the
Fixed Account - net	—	(330,882)	(1,069,620)	1,051,689	957,637	110,642
Increase (decrease) in net assets from contract
transactions	(35)	(330,935)	(1,145,414)	1,015,371	728,748	106,190

INCREASE (DECREASE) IN NET ASSETS	286	(330,348)	(1,069,349)	1,034,789	686,992	107,446
NET ASSETS AT BEGINNING OF PERIOD	79,710	410,058	1,069,349	34,560	107,446	—
NET ASSETS AT END OF PERIOD	$79,996	$79,710	$—	$1,069,349	$794,438	$107,446

UNITS OUTSTANDING
Units outstanding at beginning of period	7,939	41,446	94,057	3,048	10,807	—
Units issued	—	16,860	—	152,190	111,400	17,475
Units redeemed	(4)	(50,367)	(94,057)	(61,181)	(42,671)	(6,668)
Units outstanding at end of period	7,935	7,939	—	94,057	79,536	10,807

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust	Advanced Series Trust		Advanced Series Trust
	Sub-Account	Sub-Account		Sub-Account
	AST Bond Portfolio 2027*	AST Capital Growth Asset Allocation		AST Cohen & Steers Realty
	2016	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,485)	$(78,446)	$(96,415)	$(268)	$(817)
Net realized gains (losses)	(3,402)	438,760	636,119	6,412	16,924
Change in unrealized gains (losses)	(19,715)	(129,707)	(584,847)	(5,274)	(13,512)
Increase (decrease) in net assets from operations	(24,602)	230,607	(45,143)	870	2,595

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	240	240	—	—
Benefit payments	—	—	—	—	—
Payments on termination	(4,172)	(1,049,042)	(1,423,099)	(19,964)	(72,386)
Contract Maintenance Charge	—	(17,429)	(21,424)	(14)	(15)
Transfers among the sub-accounts and with the
Fixed Account - net	361,320	263,377	32,479	(1,532)	(2,644)
Increase (decrease) in net assets from contract
transactions	357,148	(802,854)	(1,411,804)	(21,510)	(75,045)

INCREASE (DECREASE) IN NET ASSETS	332,546	(572,247)	(1,456,947)	(20,640)	(72,450)
NET ASSETS AT BEGINNING OF PERIOD	—	4,983,626	6,440,573	30,390	102,840
NET ASSETS AT END OF PERIOD	$332,546	$4,411,379	$4,983,626	$9,750	$30,390

UNITS OUTSTANDING
Units outstanding at beginning of period	—	403,333	513,747	1,871	6,597
Units issued	39,229	66,821	44,465	32	38
Units redeemed	(5,627)	(128,530)	(154,879)	(1,305)	(4,764)
Units outstanding at end of period	33,602	341,624	403,333	598	1,871

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Defensive Asset Allocation		AST FI Pyramis® Quantitative		AST Global Real Estate
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(12,712)	$(12,020)	$(23,649)	$(30,527)	$(36)	$(41)
Net realized gains (losses)	23,684	23	73,896	117,461	209	59
Change in unrealized gains (losses)	5,308	(5,308)	(18,843)	(91,046)	(183)	(55)
Increase (decrease) in net assets from operations	16,280	(17,305)	31,404	(4,112)	(10)	(37)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	40	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	—	—	(193,872)	(223,378)	(386)	(117)
Contract Maintenance Charge	—	—	(5,973)	(6,740)	(13)	(14)
Transfers among the sub-accounts and with the
Fixed Account - net	(339,685)	690,765	(22,278)	(189,797)	—	—
Increase (decrease) in net assets from contract
transactions	(339,685)	690,765	(222,123)	(419,875)	(399)	(131)

INCREASE (DECREASE) IN NET ASSETS	(323,405)	673,460	(190,719)	(423,987)	(409)	(168)
NET ASSETS AT BEGINNING OF PERIOD	673,460	—	1,639,459	2,063,446	2,596	2,764
NET ASSETS AT END OF PERIOD	$350,055	$673,460	$1,448,740	$1,639,459	$2,187	$2,596

UNITS OUTSTANDING
Units outstanding at beginning of period	69,205	—	147,240	184,253	203	213
Units issued	35,122	69,205	25,067	23,297	—	—
Units redeemed	(69,205)	—	(45,411)	(60,310)	(30)	(10)
Units outstanding at end of period	35,122	69,205	126,896	147,240	173	203

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Goldman Sachs Large-Cap Value		AST Goldman Sachs Mid-Cap Growth		AST Goldman Sachs Multi-Asset
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,215)	$(388)	$(1,302)	$(888)	$(5,310)	$(7,048)
Net realized gains (losses)	516	390	2,581	629	34,804	17,043
Change in unrealized gains (losses)	7,751	(1,770)	(694)	(4,695)	(14,623)	(21,549)
Increase (decrease) in net assets from operations	7,052	(1,768)	585	(4,954)	14,871	(11,554)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(878)	(151)	(487)	(83)	—	—
Payments on termination	(668)	(5,476)	(978)	(934)	(192,937)	(32,289)
Contract Maintenance Charge	(20)	(16)	(23)	(15)	(1,345)	(2,347)
Transfers among the sub-accounts and with the
Fixed Account - net	(5,522)	73,255	(7,980)	55,747	184,996	(11,083)
Increase (decrease) in net assets from contract
transactions	(7,088)	67,612	(9,468)	54,715	(9,286)	(45,719)

INCREASE (DECREASE) IN NET ASSETS	(36)	65,844	(8,883)	49,761	5,585	(57,272)
NET ASSETS AT BEGINNING OF PERIOD	77,793	11,949	109,241	59,480	451,735	509,008
NET ASSETS AT END OF PERIOD	$77,757	$77,793	$100,358	$109,241	$457,320	$451,735

UNITS OUTSTANDING
Units outstanding at beginning of period	6,667	934	6,419	3,268	38,268	42,111
Units issued	—	6,182	118	3,243	20,119	2,851
Units redeemed	(585)	(449)	(674)	(92)	(20,329)	(6,694)
Units outstanding at end of period	6,082	6,667	5,863	6,419	38,058	38,268

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Goldman Sachs Small-Cap Value		AST Government Money Market*		AST High Yield
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(96)	$(100)	$(7,199)	$(8,751)	$(421)	$(792)
Net realized gains (losses)	91	107	—	—	3,565	3,944
Change in unrealized gains (losses)	1,621	(537)	—	—	1,830	(5,629)
Increase (decrease) in net assets from operations	1,616	(530)	(7,199)	(8,751)	4,974	(2,477)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	138	—	—	—
Benefit payments	—	—	(605,705)	(1,656,109)	(387)	(340)
Payments on termination	(119)	(129)	(5,450)	(674,739)	(24,100)	(31,198)
Contract Maintenance Charge	(13)	(16)	(46)	(139)	(23)	(22)
Transfers among the sub-accounts and with the
Fixed Account - net	(3)	—	686,829	2,297,384	339	3,766
Increase (decrease) in net assets from contract
transactions	(135)	(145)	75,766	(33,603)	(24,171)	(27,794)

INCREASE (DECREASE) IN NET ASSETS	1,481	(675)	68,567	(42,354)	(19,197)	(30,271)
NET ASSETS AT BEGINNING OF PERIOD	7,305	7,980	389,692	432,046	47,135	77,406
NET ASSETS AT END OF PERIOD	$8,786	$7,305	$458,259	$389,692	$27,938	$47,135

UNITS OUTSTANDING
Units outstanding at beginning of period	394	402	43,020	46,809	3,433	5,374
Units issued	—	—	86,430	288,436	25	255
Units redeemed	(8)	(8)	(78,396)	(292,225)	(1,681)	(2,196)
Units outstanding at end of period	386	394	51,054	43,020	1,777	3,433

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Hotchkis & Wiley Large-Cap Value*		AST International Growth		AST International Value
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(11)	$(98)	$(527)	$(573)	$(671)	$(759)
Net realized gains (losses)	2	239	297	600	(416)	(95)
Change in unrealized gains (losses)	180	(511)	(1,919)	927	648	612
Increase (decrease) in net assets from operations	171	(370)	(2,149)	954	(439)	(242)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	—	(8,032)	(1,469)	(915)	(821)	(1,259)
Contract Maintenance Charge	(2)	(4)	(26)	(27)	(23)	(27)
Transfers among the sub-accounts and with the
Fixed Account - net	—	—	(854)	(847)	(4,060)	3
Increase (decrease) in net assets from contract
transactions	(2)	(8,036)	(2,349)	(1,789)	(4,904)	(1,283)

INCREASE (DECREASE) IN NET ASSETS	169	(8,406)	(4,498)	(835)	(5,343)	(1,525)
NET ASSETS AT BEGINNING OF PERIOD	914	9,320	44,342	45,177	56,282	57,807
NET ASSETS AT END OF PERIOD	$1,083	$914	$39,844	$44,342	$50,939	$56,282

UNITS OUTSTANDING
Units outstanding at beginning of period	81	748	4,706	4,886	6,381	6,525
Units issued	—	—	415	455	—	—
Units redeemed	(1)	(667)	(675)	(635)	(577)	(144)
Units outstanding at end of period	80	81	4,446	4,706	5,804	6,381

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Investment Grade Bond		AST J.P. Morgan Global Thematic		AST J.P. Morgan International Equity
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(46,584)	$(35,918)	$(1,378)	$(1,715)	$(720)	$(797)
Net realized gains (losses)	187,963	49,067	5,515	12,994	65	129
Change in unrealized gains (losses)	(2,314)	(23,462)	(327)	(13,153)	819	(1,456)
Increase (decrease) in net assets from operations	139,065	(10,313)	3,810	(1,874)	164	(2,124)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(360,778)	(122,466)	(14,355)	(67,200)	—	—
Contract Maintenance Charge	(27,012)	(18,272)	(655)	(734)	(4)	(4)
Transfers among the sub-accounts and with the
Fixed Account - net	(220,432)	1,276,271	2,728	9,577	1	(1)
Increase (decrease) in net assets from contract
transactions	(608,222)	1,135,533	(12,282)	(58,357)	(3)	(5)

INCREASE (DECREASE) IN NET ASSETS	(469,157)	1,125,220	(8,472)	(60,231)	161	(2,129)
NET ASSETS AT BEGINNING OF PERIOD	3,151,310	2,026,090	121,452	181,683	47,162	49,291
NET ASSETS AT END OF PERIOD	$2,682,153	$3,151,310	$112,980	$121,452	$47,323	$47,162

UNITS OUTSTANDING
Units outstanding at beginning of period	204,910	131,402	9,292	13,713	5,208	5,209
Units issued	180,023	144,078	881	1,330	—	—
Units redeemed	(215,352)	(70,570)	(1,850)	(5,751)	—	(1)
Units outstanding at end of period	169,581	204,910	8,323	9,292	5,208	5,208

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST J.P. Morgan Strategic Opportunities		AST Loomis Sayles Large-Cap Growth		AST Lord Abbett Core Fixed Income
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(39,882)	$(49,631)	$(2,431)	$(2,445)	$(642)	$(676)
Net realized gains (losses)	120,884	177,964	9,142	2,520	597	513
Change in unrealized gains (losses)	(36,647)	(178,860)	895	14,598	849	(826)
Increase (decrease) in net assets from operations	44,355	(50,527)	7,606	14,673	804	(989)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	860	860	—	—	—	—
Benefit payments	—	—	(2,235)	(1,867)	(712)	(620)
Payments on termination	(191,956)	(334,552)	(5,864)	(2,181)	(2,524)	(2,635)
Contract Maintenance Charge	(11,011)	(12,811)	(49)	(50)	(27)	(22)
Transfers among the sub-accounts and with the
Fixed Account - net	(31,371)	(292,501)	(12,066)	(442)	—	—
Increase (decrease) in net assets from contract
transactions	(233,478)	(639,004)	(20,214)	(4,540)	(3,263)	(3,277)

INCREASE (DECREASE) IN NET ASSETS	(189,123)	(689,531)	(12,608)	10,133	(2,459)	(4,266)
NET ASSETS AT BEGINNING OF PERIOD	2,620,768	3,310,299	182,317	172,184	53,934	58,200
NET ASSETS AT END OF PERIOD	$2,431,645	$2,620,768	$169,709	$182,317	$51,475	$53,934

UNITS OUTSTANDING
Units outstanding at beginning of period	219,736	272,580	11,597	11,888	4,012	4,254
Units issued	25,408	8,919	1	3	—	—
Units redeemed	(45,547)	(61,763)	(1,236)	(294)	(235)	(242)
Units outstanding at end of period	199,597	219,736	10,362	11,597	3,777	4,012

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST MFS Global Equity		AST MFS Growth		AST Neuberger Berman/LSV Mid-Cap Value
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(724)	$(782)	$(39)	$(39)	$(345)	$(359)
Net realized gains (losses)	3,181	654	24	215	783	1,077
Change in unrealized gains (losses)	1,288	(1,580)	40	27	3,596	(2,550)
Increase (decrease) in net assets from operations	3,745	(1,708)	25	203	4,034	(1,832)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(949)	(855)	—	—	—	—
Payments on termination	(257)	(438)	—	(397)	(341)	(802)
Contract Maintenance Charge	(5)	(9)	(10)	(9)	(29)	(29)
Transfers among the sub-accounts and with the
Fixed Account - net	(6,725)	(1)	2	(1)	(480)	(871)
Increase (decrease) in net assets from contract
transactions	(7,936)	(1,303)	(8)	(407)	(850)	(1,702)

INCREASE (DECREASE) IN NET ASSETS	(4,191)	(3,011)	17	(204)	3,184	(3,534)
NET ASSETS AT BEGINNING OF PERIOD	65,078	68,089	3,508	3,712	24,079	27,613
NET ASSETS AT END OF PERIOD	$60,887	$65,078	$3,525	$3,508	$27,263	$24,079

UNITS OUTSTANDING
Units outstanding at beginning of period	4,513	4,600	215	242	1,524	1,627
Units issued	—	—	—	—	125	111
Units redeemed	(540)	(87)	—	(27)	(170)	(214)
Units outstanding at end of period	3,973	4,513	215	215	1,479	1,524

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST New Discovery Asset Allocation		AST Parametric Emerging Markets Equity		AST PIMCO Total Return Bond
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(3,539)	$(1,087)	$(163)	$(182)	$(1,113)	$(1,348)
Net realized gains (losses)	437	336	(136)	(34)	988	1,163
Change in unrealized gains (losses)	6,964	718	1,493	(2,301)	2,733	(3,178)
Increase (decrease) in net assets from operations	3,862	(33)	1,194	(2,517)	2,608	(3,363)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	(698)	(612)
Payments on termination	(4,318)	—	(276)	(347)	(1,931)	(19,386)
Contract Maintenance Charge	(2)	(3)	(30)	(39)	(34)	(36)
Transfers among the sub-accounts and with the
Fixed Account - net	1,130	166,454	(1)	2	(6,193)	(775)
Increase (decrease) in net assets from contract
transactions	(3,190)	166,451	(307)	(384)	(8,856)	(20,809)

INCREASE (DECREASE) IN NET ASSETS	672	166,418	887	(2,901)	(6,248)	(24,172)
NET ASSETS AT BEGINNING OF PERIOD	172,048	5,630	11,575	14,476	84,947	109,119
NET ASSETS AT END OF PERIOD	$172,720	$172,048	$12,462	$11,575	$78,699	$84,947

UNITS OUTSTANDING
Units outstanding at beginning of period	14,400	449	1,498	1,539	6,402	7,932
Units issued	771	14,628	—	—	129	88
Units redeemed	(1,020)	(677)	(44)	(41)	(773)	(1,618)
Units outstanding at end of period	14,151	14,400	1,454	1,498	5,758	6,402

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Preservation Asset Allocation		AST Prudential Growth Allocation		AST QMA US Equity Alpha
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(92,689)	$(113,424)	$(158,760)	$(146,582)	$(628)	$(655)
Net realized gains (losses)	217,824	370,983	365,315	534,405	5,530	1,298
Change in unrealized gains (losses)	115,314	(354,347)	596,701	(640,924)	1,817	414
Increase (decrease) in net assets from operations	240,449	(96,788)	803,256	(253,101)	6,719	1,057

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	40	—	—	—	—
Benefit payments	—	—	—	—	(1,099)	(948)
Payments on termination	(376,949)	(493,062)	(445,420)	(547,762)	(294)	(483)
Contract Maintenance Charge	(25,686)	(26,346)	(61,687)	(54,177)	(14)	(15)
Transfers among the sub-accounts and with the
Fixed Account - net	(111,062)	(1,207,864)	(116,102)	1,921,816	(8,939)	(998)
Increase (decrease) in net assets from contract
transactions	(513,697)	(1,727,232)	(623,209)	1,319,877	(10,346)	(2,444)

INCREASE (DECREASE) IN NET ASSETS	(273,248)	(1,824,020)	180,047	1,066,776	(3,627)	(1,387)
NET ASSETS AT BEGINNING OF PERIOD	6,120,188	7,944,208	10,474,792	9,408,016	54,162	55,549
NET ASSETS AT END OF PERIOD	$5,846,940	$6,120,188	$10,654,839	$10,474,792	$50,535	$54,162

UNITS OUTSTANDING
Units outstanding at beginning of period	477,598	614,654	936,726	825,939	3,605	3,769
Units issued	31,735	35,468	159,411	344,431	153	131
Units redeemed	(70,551)	(172,524)	(216,657)	(233,644)	(812)	(295)
Units outstanding at end of period	438,782	477,598	879,480	936,726	2,946	3,605

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST RCM World Trends		AST Schroders Global Tactical		AST Small-Cap Growth
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(22,239)	$(24,993)	$(15,394)	$(8,789)	$(11)	$(11)
Net realized gains (losses)	45,122	55,417	9,319	25,495	92	73
Change in unrealized gains (losses)	12,677	(56,643)	60,367	(33,440)	14	(74)
Increase (decrease) in net assets from operations	35,560	(26,219)	54,292	(16,734)	95	(12)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	5,850	5,850	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(68,736)	(105,399)	(60,963)	(83,611)	—	—
Contract Maintenance Charge	(3,828)	(4,413)	(4,760)	(2,054)	(2)	(1)
Transfers among the sub-accounts and with the
Fixed Account - net	(32,312)	(42,601)	4,595	632,254	(312)	(393)
Increase (decrease) in net assets from contract
transactions	(104,876)	(152,413)	(55,278)	552,439	(314)	(394)

INCREASE (DECREASE) IN NET ASSETS	(69,316)	(178,632)	(986)	535,705	(219)	(406)
NET ASSETS AT BEGINNING OF PERIOD	1,349,238	1,527,870	1,096,947	561,242	516	922
NET ASSETS AT END OF PERIOD	$1,279,922	$1,349,238	$1,095,961	$1,096,947	$297	$516

UNITS OUTSTANDING
Units outstanding at beginning of period	117,201	129,944	89,119	44,279	32	57
Units issued	6,173	4,410	5,564	55,233	54	37
Units redeemed	(15,191)	(17,153)	(10,111)	(10,393)	(70)	(62)
Units outstanding at end of period	108,183	117,201	84,572	89,119	16	32

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Small-Cap Growth Opportunities		AST Small-Cap Value		AST Templeton Global Bond
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(267)	$(324)	$(394)	$(389)	$(569)	$(671)
Net realized gains (losses)	1,403	1,044	714	708	(604)	(283)
Change in unrealized gains (losses)	142	(630)	7,531	(2,022)	2,233	(2,035)
Increase (decrease) in net assets from operations	1,278	90	7,851	(1,703)	1,060	(2,989)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(488)	(472)	—	—	—	—
Payments on termination	(780)	(648)	(340)	(320)	(1,307)	(4,418)
Contract Maintenance Charge	(15)	(14)	(12)	(11)	(19)	(24)
Transfers among the sub-accounts and with the
Fixed Account - net	(4,058)	(868)	(200)	(402)	(4,396)	(183)
Increase (decrease) in net assets from contract
transactions	(5,341)	(2,002)	(552)	(733)	(5,722)	(4,625)

INCREASE (DECREASE) IN NET ASSETS	(4,063)	(1,912)	7,299	(2,436)	(4,662)	(7,614)
NET ASSETS AT BEGINNING OF PERIOD	23,761	25,673	28,511	30,947	45,632	53,246
NET ASSETS AT END OF PERIOD	$19,698	$23,761	$35,810	$28,511	$40,970	$45,632

UNITS OUTSTANDING
Units outstanding at beginning of period	1,669	1,805	1,930	1,980	4,078	4,476
Units issued	149	129	69	78	49	52
Units redeemed	(522)	(265)	(99)	(128)	(578)	(450)
Units outstanding at end of period	1,296	1,669	1,900	1,930	3,549	4,078
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST T. Rowe Price Asset Allocation		AST T. Rowe Price Large-Cap Growth		AST T. Rowe Price Natural Resources
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(72,057)	$(80,820)	$(224)	$(227)	$(952)	$(1,168)
Net realized gains (losses)	327,690	641,152	269	402	(4,221)	(11,208)
Change in unrealized gains (losses)	(27,728)	(638,867)	284	1,357	19,666	(3,578)
Increase (decrease) in net assets from operations	227,905	(78,535)	329	1,532	14,493	(15,954)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,500	1,500	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(520,102)	(918,589)	—	—	(34,994)	(22,302)
Contract Maintenance Charge	(13,953)	(12,575)	(7)	(11)	(30)	(33)
Transfers among the sub-accounts and with the
Fixed Account - net	(357,977)	(249,573)	(357)	(496)	(190)	1,686
Increase (decrease) in net assets from contract
transactions	(890,532)	(1,179,237)	(364)	(507)	(35,214)	(20,649)

INCREASE (DECREASE) IN NET ASSETS	(662,627)	(1,257,772)	(35)	1,025	(20,721)	(36,603)
NET ASSETS AT BEGINNING OF PERIOD	4,711,178	5,968,950	19,773	18,748	64,831	101,434
NET ASSETS AT END OF PERIOD	$4,048,551	$4,711,178	$19,738	$19,773	$44,110	$64,831

UNITS OUTSTANDING
Units outstanding at beginning of period	359,399	444,924	1,029	1,057	9,202	11,497
Units issued	39,521	91,553	62	42	636	1,462
Units redeemed	(107,479)	(177,078)	(80)	(70)	(4,764)	(3,757)
Units outstanding at end of period	291,441	359,399	1,011	1,029	5,074	9,202

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Value Equity*		AST WEDGE Capital Mid-Cap Value*		AST Wellington Management Hedged Equity
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(220)	$(318)	$(582)	$(654)	$(3,735)	$(3,092)
Net realized gains (losses)	50	716	4,355	626	9,455	9,448
Change in unrealized gains (losses)	916	(1,841)	880	(3,597)	5,646	(11,057)
Increase (decrease) in net assets from operations	746	(1,443)	4,653	(3,625)	11,366	(4,701)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(437)	(7,437)	(285)	(508)	(10,459)	(2,970)
Contract Maintenance Charge	(13)	(16)	(4)	(7)	(341)	(40)
Transfers among the sub-accounts and with the
Fixed Account - net	(100)	(371)	(7,568)	—	(13,548)	25,098
Increase (decrease) in net assets from contract
transactions	(550)	(7,824)	(7,857)	(515)	(24,348)	22,088

INCREASE (DECREASE) IN NET ASSETS	196	(9,267)	(3,204)	(4,140)	(12,982)	17,387
NET ASSETS AT BEGINNING OF PERIOD	16,191	25,458	41,971	46,111	228,245	210,858
NET ASSETS AT END OF PERIOD	$16,387	$16,191	$38,767	$41,971	$215,263	$228,245

UNITS OUTSTANDING
Units outstanding at beginning of period	1,521	2,206	2,796	2,828	21,710	19,574
Units issued	105	107	—	—	5,529	8,629
Units redeemed	(154)	(792)	(500)	(32)	(7,695)	(6,493)
Units outstanding at end of period	1,472	1,521	2,296	2,796	19,544	21,710

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Alliance Bernstein Variable Product Series Fund		Alliance Bernstein Variable Product Series Fund
	Sub-Account		Sub-Account		Sub-Account
	AST Western Asset Core Plus Bond		AB VPS Growth		AB VPS Growth & Income
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(122)	$(126)	$(243,536)	$(291,844)	$(369,213)	$(252,347)
Net realized gains (losses)	97	59	2,455,701	4,844,730	4,955,234	2,707,664
Change in unrealized gains (losses)	524	101	(2,357,714)	(3,338,528)	(933,533)	(2,558,046)
Increase (decrease) in net assets from operations	499	34	(145,549)	1,214,358	3,652,488	(102,729)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	204	653	29,358	1,979
Benefit payments	(741)	(636)	(516,116)	(739,091)	(3,523,701)	(2,581,842)
Payments on termination	—	—	(1,396,809)	(2,085,728)	(3,276,778)	(4,222,644)
Contract Maintenance Charge	—	—	(27,408)	(32,043)	(38,990)	(44,092)
Transfers among the sub-accounts and with the
Fixed Account - net	—	—	(434,444)	(678,667)	(691,183)	(1,057,106)
Increase (decrease) in net assets from contract
transactions	(741)	(636)	(2,374,573)	(3,534,876)	(7,501,294)	(7,903,705)

INCREASE (DECREASE) IN NET ASSETS	(242)	(602)	(2,520,122)	(2,320,518)	(3,848,806)	(8,006,434)
NET ASSETS AT BEGINNING OF PERIOD	12,230	12,832	16,122,159	18,442,677	46,288,894	54,295,328
NET ASSETS AT END OF PERIOD	$11,988	$12,230	$13,602,037	$16,122,159	$42,440,088	$46,288,894

UNITS OUTSTANDING
Units outstanding at beginning of period	951	1,000	1,079,179	1,323,754	2,553,854	2,985,124
Units issued	—	—	19,682	50,456	107,171	44,146
Units redeemed	(56)	(49)	(176,312)	(295,031)	(506,779)	(475,416)
Units outstanding at end of period	895	951	922,549	1,079,179	2,154,246	2,553,854

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Alliance Bernstein Variable Product Series Fund		Alliance Bernstein Variable Product Series Fund		Alliance Bernstein Variable Product Series Fund
	Sub-Account		Sub-Account		Sub-Account
	AB VPS International Value		AB VPS Large Cap Growth		AB VPS Small/Mid Cap Value
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(49,495)	$41,143	$(241,538)	$(268,419)	$(135,872)	$(146,987)
Net realized gains (losses)	(345,744)	(320,016)	2,512,720	3,041,483	699,685	2,399,126
Change in unrealized gains (losses)	180,544	443,306	(2,194,684)	(1,402,073)	1,507,851	(3,095,174)
Increase (decrease) in net assets from operations	(214,695)	164,433	76,498	1,370,991	2,071,664	(843,035)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,380	480	600	840	1,100	—
Benefit payments	(203,336)	(223,865)	(473,944)	(512,600)	(234,828)	(224,101)
Payments on termination	(927,687)	(1,152,485)	(1,039,365)	(1,711,009)	(959,139)	(2,093,747)
Contract Maintenance Charge	(28,494)	(34,356)	(15,793)	(16,856)	(42,582)	(48,386)
Transfers among the sub-accounts and with the
Fixed Account - net	409,941	(492,401)	(76,667)	(281,152)	(265,338)	(122,137)
Increase (decrease) in net assets from contract
transactions	(748,196)	(1,902,627)	(1,605,169)	(2,520,777)	(1,500,787)	(2,488,371)

INCREASE (DECREASE) IN NET ASSETS	(962,891)	(1,738,194)	(1,528,671)	(1,149,786)	570,877	(3,331,406)
NET ASSETS AT BEGINNING OF PERIOD	8,689,161	10,427,355	15,251,494	16,401,280	10,246,555	13,577,961
NET ASSETS AT END OF PERIOD	$7,726,270	$8,689,161	$13,722,823	$15,251,494	$10,817,432	$10,246,555

UNITS OUTSTANDING
Units outstanding at beginning of period	858,947	1,036,597	1,229,314	1,430,587	353,879	434,305
Units issued	73,773	28,746	52,004	68,949	10,763	5,139
Units redeemed	(148,369)	(206,396)	(181,923)	(270,222)	(59,826)	(85,565)
Units outstanding at end of period	784,351	858,947	1,099,395	1,229,314	304,816	353,879

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Alliance Bernstein Variable Product Series Fund		American Century Variable Portfolios, Inc.		American Century Variable Portfolios, Inc.
	Sub-Account		Sub-Account		Sub-Account
	AB VPS Value		American Century VP Balanced		American Century VP International
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,324)	$677	$—	$4	$(21)	$(63)
Net realized gains (losses)	16,480	37,621	—	1,177	16	24
Change in unrealized gains (losses)	43,610	(111,368)	—	(1,600)	(380)	—
Increase (decrease) in net assets from operations	57,766	(73,070)	—	(419)	(385)	(39)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(21,547)	(20,447)	—	—	—	—
Payments on termination	(66,912)	(119,344)	—	(11,328)	—	—
Contract Maintenance Charge	(2,062)	(2,355)	—	—	(4)	(4)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,323)	(12,861)	—	—	—	—
Increase (decrease) in net assets from contract
transactions	(91,844)	(155,007)	—	(11,328)	(4)	(4)

INCREASE (DECREASE) IN NET ASSETS	(34,078)	(228,077)	—	(11,747)	(389)	(43)
NET ASSETS AT BEGINNING OF PERIOD	716,549	944,626	—	11,747	5,623	5,666
NET ASSETS AT END OF PERIOD	$682,471	$716,549	$—	$—	$5,234	$5,623

UNITS OUTSTANDING
Units outstanding at beginning of period	55,440	66,606	—	530	321	321
Units issued	446	555	—	—	—	—
Units redeemed	(7,514)	(11,721)	—	(530)	—	—
Units outstanding at end of period	48,372	55,440	—	—	321	321

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Deutsche Variable Series I		Deutsche Variable Series I		Deutsche Variable Series I
	Sub-Account		Sub-Account		Sub-Account
	Deutsche Bond VIP A		Deutsche Capital Growth VIP A		Deutsche Core Equity VIP A
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$8,173	$6,945	$849	$(621)	$3,740	$721
Net realized gains (losses)	(179)	(5,327)	127,625	189,301	71,408	34,060
Change in unrealized gains (losses)	1,443	(3,472)	(84,686)	(90,894)	(29,244)	(6,424)
Increase (decrease) in net assets from operations	9,437	(1,854)	43,788	97,786	45,904	28,357

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	800	500	2,020	—	120
Benefit payments	(3,308)	(4,230)	29,108	(6,962)	(251)	(267)
Payments on termination	—	(10,261)	(98,072)	(88,760)	(76,172)	(46,154)
Contract Maintenance Charge	—	—	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	9,229	(102,393)	45,794	162,241	20,579	(35,827)
Increase (decrease) in net assets from contract
transactions	5,921	(116,084)	(22,670)	68,539	(55,844)	(82,128)

INCREASE (DECREASE) IN NET ASSETS	15,358	(117,938)	21,118	166,325	(9,940)	(53,771)
NET ASSETS AT BEGINNING OF PERIOD	181,210	299,148	1,252,166	1,085,841	563,187	616,958
NET ASSETS AT END OF PERIOD	$196,568	$181,210	$1,273,284	$1,252,166	$553,247	$563,187

UNITS OUTSTANDING
Units outstanding at beginning of period	11,515	18,819	57,221	53,549	29,656	33,962
Units issued	709	703	5,285	10,044	1,568	420
Units redeemed	(348)	(8,007)	(6,288)	(6,372)	(4,651)	(4,726)
Units outstanding at end of period	11,876	11,515	56,218	57,221	26,573	29,656

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Deutsche Variable Series I		Deutsche Variable Series I		Deutsche Variable Series II
	Sub-Account		Sub-Account		Sub-Account
	Deutsche CROCI® International VIP A		Deutsche Global Small Cap VIP A		Deutsche Global Income Builder VIP A II
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$17,619	$7,166	$(2,684)	$2,683	$35,096	$28,538
Net realized gains (losses)	(24,223)	(4,060)	81,934	112,966	1,941	38,086
Change in unrealized gains (losses)	5,613	(15,793)	(77,285)	(106,459)	23,848	(93,346)
Increase (decrease) in net assets from operations	(991)	(12,687)	1,965	9,190	60,885	(26,722)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	180	300	180	300	—	—
Benefit payments	11,759	(2,427)	(7,038)	(1,366)	8,836	(13,246)
Payments on termination	(25,054)	(9,176)	(49,270)	(37,520)	(43,627)	(14,894)
Contract Maintenance Charge	—	—	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(14,525)	1,322	(46,621)	(124,342)	(16,976)	(94,974)
Increase (decrease) in net assets from contract
transactions	(27,640)	(9,981)	(102,749)	(162,928)	(51,767)	(123,114)

INCREASE (DECREASE) IN NET ASSETS	(28,631)	(22,668)	(100,784)	(153,738)	9,118	(149,836)
NET ASSETS AT BEGINNING OF PERIOD	194,464	217,132	909,633	1,063,371	1,054,614	1,204,450
NET ASSETS AT END OF PERIOD	$165,833	$194,464	$808,849	$909,633	$1,063,732	$1,054,614

UNITS OUTSTANDING
Units outstanding at beginning of period	17,562	18,406	26,735	31,397	69,533	77,686
Units issued	2,014	232	290	814	2,302	2,650
Units redeemed	(4,594)	(1,076)	(3,463)	(5,476)	(5,690)	(10,803)
Units outstanding at end of period	14,982	17,562	23,562	26,735	66,145	69,533

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Deutsche Variable Series II		Deutsche Variable Series II		Dreyfus Socially Responsible Growth Fund, Inc.
	Sub-Account		Sub-Account		Sub-Account
	Deutsche Government Money Market VIP A II*		Deutsche Small Mid Cap Growth VIP A II		Dreyfus Socially Responsible Growth Fund
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,329)	$(1,311)	$(2,666)	$(3,059)	$(2)	$(59)
Net realized gains (losses)	—	—	63,431	47,935	2,109	2,896
Change in unrealized gains (losses)	—	—	(30,463)	(51,010)	(202)	(3,823)
Increase (decrease) in net assets from operations	(1,329)	(1,311)	30,302	(6,134)	1,905	(986)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	240	360	—	—
Benefit payments	19,380	(2,437)	(2,027)	(173)	—	—
Payments on termination	(36,804)	(103,165)	(10,097)	(11,263)	—	—
Contract Maintenance Charge	—	—	—	—	(7)	(8)
Transfers among the sub-accounts and with the
Fixed Account - net	24,994	120,610	37,399	(25,051)	—	(1)
Increase (decrease) in net assets from contract
transactions	7,570	15,008	25,515	(36,127)	(7)	(9)

INCREASE (DECREASE) IN NET ASSETS	6,241	13,697	55,817	(42,261)	1,898	(995)
NET ASSETS AT BEGINNING OF PERIOD	177,048	163,351	360,698	402,959	21,234	22,229
NET ASSETS AT END OF PERIOD	$183,289	$177,048	$416,515	$360,698	$23,132	$21,234

UNITS OUTSTANDING
Units outstanding at beginning of period	17,366	15,910	19,791	21,752	1,354	1,354
Units issued	5,669	12,715	2,218	536	—	—
Units redeemed	(4,937)	(11,259)	(910)	(2,497)	(1)	—
Units outstanding at end of period	18,098	17,366	21,099	19,791	1,353	1,354

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Dreyfus Stock Index Fund		Dreyfus Variable Investment Fund		Dreyfus Variable Investment Fund
	Sub-Account		Sub-Account		Sub-Account
	Dreyfus Stock Index Fund		VIF Government Money Market*		VIF Growth & Income
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,792	$2,225	$(4,704)	$(7,180)	$(129)	$(459)
Net realized gains (losses)	137,490	31,513	—	—	12,093	15,506
Change in unrealized gains (losses)	(102,837)	(35,019)	—	—	(9,042)	(14,487)
Increase (decrease) in net assets from operations	36,445	(1,281)	(4,704)	(7,180)	2,922	560

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	1,022	—	—	—
Benefit payments	(24,352)	(14,634)	(30,009)	36,529	(15,728)	—
Payments on termination	(236,531)	(20,802)	(16,962)	(2,661,432)	(2,300)	(19,837)
Contract Maintenance Charge	(210)	(201)	(144)	(152)	(69)	(74)
Transfers among the sub-accounts and with the
Fixed Account - net	(128,704)	(2)	266	2,670,131	(13,292)	(187)
Increase (decrease) in net assets from contract
transactions	(389,797)	(35,639)	(45,827)	45,076	(31,389)	(20,098)

INCREASE (DECREASE) IN NET ASSETS	(353,352)	(36,920)	(50,531)	37,896	(28,467)	(19,538)
NET ASSETS AT BEGINNING OF PERIOD	566,852	603,772	378,727	340,831	72,066	91,604
NET ASSETS AT END OF PERIOD	$213,500	$566,852	$328,196	$378,727	$43,599	$72,066

UNITS OUTSTANDING
Units outstanding at beginning of period	30,043	31,983	36,549	32,532	3,715	4,839
Units issued	3	2	473	288,133	2	—
Units redeemed	(19,742)	(1,942)	(4,903)	(284,116)	(1,610)	(1,124)
Units outstanding at end of period	10,304	30,043	32,119	36,549	2,107	3,715

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Federated Insurance Series		Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund
	Sub-Account		Sub-Account		Sub-Account
	Federated Government Money Fund II*		VIP Contrafund		VIP Equity-Income
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(53,711)	$(63,240)	$(18,943)	$(15,403)	$4,692	$11,147
Net realized gains (losses)	—	—	395,291	575,850	34,581	71,435
Change in unrealized gains (losses)	—	—	(139,816)	(580,643)	51,533	(120,930)
Increase (decrease) in net assets from operations	(53,711)	(63,240)	236,532	(20,196)	90,806	(38,348)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,060	2,060	43,543	26,621	180	180
Benefit payments	(78,672)	(132,669)	(38,327)	(30,626)	(72,417)	(5,560)
Payments on termination	(405,504)	(478,360)	(421,956)	(575,857)	(18,692)	(61,436)
Contract Maintenance Charge	(3,607)	(4,079)	(2,975)	(3,353)	(348)	(366)
Transfers among the sub-accounts and with the
Fixed Account - net	8,261	(102,942)	216,475	31,395	(6,632)	(44,335)
Increase (decrease) in net assets from contract
transactions	(477,462)	(715,990)	(203,240)	(551,820)	(97,909)	(111,517)

INCREASE (DECREASE) IN NET ASSETS	(531,173)	(779,230)	33,292	(572,016)	(7,103)	(149,865)
NET ASSETS AT BEGINNING OF PERIOD	4,067,898	4,847,128	3,937,442	4,509,458	623,364	773,229
NET ASSETS AT END OF PERIOD	$3,536,725	$4,067,898	$3,970,734	$3,937,442	$616,261	$623,364

UNITS OUTSTANDING
Units outstanding at beginning of period	354,263	416,136	159,753	181,361	33,290	38,982
Units issued	9,343	4,161	13,016	5,370	20	799
Units redeemed	(51,389)	(66,034)	(21,415)	(26,978)	(4,870)	(6,491)
Units outstanding at end of period	312,217	354,263	151,354	159,753	28,440	33,290

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund
	Sub-Account	Sub-Account		Sub-Account
	VIP Government Money Market*	VIP Growth		VIP High Income
	2016	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(168,358)	$(38,836)	$(36,899)	$16,068	$26,388
Net realized gains (losses)	—	467,136	322,347	(14,976)	(2,201)
Change in unrealized gains (losses)	—	(448,031)	(90,206)	50,310	(48,369)
Increase (decrease) in net assets from operations	(168,358)	(19,731)	195,242	51,402	(24,182)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,926	25,609	11,580	750	750
Benefit payments	(630,628)	(37,047)	(11,238)	(12,079)	(4,933)
Payments on termination	(2,414,390)	(364,238)	(336,191)	(49,145)	(23,458)
Contract Maintenance Charge	(10,393)	(2,794)	(3,027)	(392)	(447)
Transfers among the sub-accounts and with the
Fixed Account - net	23,403,649	73,717	(122,090)	(42,713)	4,070
Increase (decrease) in net assets from contract
transactions	20,351,164	(304,753)	(460,966)	(103,579)	(24,018)

INCREASE (DECREASE) IN NET ASSETS	20,182,806	(324,484)	(265,724)	(52,177)	(48,200)
NET ASSETS AT BEGINNING OF PERIOD	—	3,196,323	3,462,047	472,075	520,275
NET ASSETS AT END OF PERIOD	$20,182,806	$2,871,839	$3,196,323	$419,898	$472,075

UNITS OUTSTANDING
Units outstanding at beginning of period	—	200,978	230,751	31,751	33,331
Units issued	2,625,261	17,552	1,490	812	793
Units redeemed	(590,800)	(36,387)	(31,263)	(7,697)	(2,373)
Units outstanding at end of period	2,034,461	182,143	200,978	24,866	31,751

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund
	Sub-Account		Sub-Account		Sub-Account
	VIP Index 500		VIP Investment Grade Bond		VIP Overseas
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,005	$20,407	$8,867	$13,479	$2,540	$(485)
Net realized gains (losses)	216,466	215,474	1,530	4,127	3,930	18,924
Change in unrealized gains (losses)	94,617	(234,763)	22,745	(35,406)	(40,874)	4,462
Increase (decrease) in net assets from operations	312,088	1,118	33,142	(17,800)	(34,404)	22,901

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	12,331	15,087	10,557	5,042	3,200	2,461
Benefit payments	(166,689)	(60,347)	(3,633)	(529)	(93)	(114)
Payments on termination	(263,131)	(477,600)	(159,329)	(181,864)	(135,081)	(147,511)
Contract Maintenance Charge	(2,378)	(2,478)	(752)	(885)	(516)	(615)
Transfers among the sub-accounts and with the
Fixed Account - net	(125,752)	7,453	(25,704)	(3,099)	221,702	(7,318)
Increase (decrease) in net assets from contract
transactions	(545,619)	(517,885)	(178,861)	(181,335)	89,212	(153,097)

INCREASE (DECREASE) IN NET ASSETS	(233,531)	(516,767)	(145,719)	(199,135)	54,808	(130,196)
NET ASSETS AT BEGINNING OF PERIOD	3,406,440	3,923,207	1,015,422	1,214,557	590,698	720,894
NET ASSETS AT END OF PERIOD	$3,172,909	$3,406,440	$869,703	$1,015,422	$645,506	$590,698

UNITS OUTSTANDING
Units outstanding at beginning of period	214,255	246,267	53,499	62,837	44,715	55,399
Units issued	1,439	3,070	1,074	703	18,820	408
Units redeemed	(34,974)	(35,082)	(10,259)	(10,041)	(11,168)	(11,092)
Units outstanding at end of period	180,720	214,255	44,314	53,499	52,367	44,715

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Asset Manager Growth (Service Class 2)		VIP Contrafund (Service Class 2)		VIP Equity-Income (Service Class 2)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(17)	$101	$(315,730)	$(340,249)	$2,394	$7,447
Net realized gains (losses)	2,892	109	3,107,199	5,858,029	24,789	58,730
Change in unrealized gains (losses)	(4,584)	(610)	(1,164,072)	(5,847,555)	41,453	(96,485)
Increase (decrease) in net assets from operations	(1,709)	(400)	1,627,397	(329,775)	68,636	(30,308)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	91,080	33,433	—	—
Benefit payments	—	—	(1,195,941)	(1,447,808)	(3,045)	(12,723)
Payments on termination	—	—	(3,321,983)	(6,222,963)	(82,271)	(71,305)
Contract Maintenance Charge	—	—	(120,131)	(140,618)	(221)	(198)
Transfers among the sub-accounts and with the
Fixed Account - net	(31,615)	20,729	(563,018)	(1,618,579)	(3,372)	4,380
Increase (decrease) in net assets from contract
transactions	(31,615)	20,729	(5,109,993)	(9,396,535)	(88,909)	(79,846)

INCREASE (DECREASE) IN NET ASSETS	(33,324)	20,329	(3,482,596)	(9,726,310)	(20,273)	(110,154)
NET ASSETS AT BEGINNING OF PERIOD	33,324	12,995	33,277,889	43,004,199	507,073	617,227
NET ASSETS AT END OF PERIOD	$—	$33,324	$29,795,293	$33,277,889	$486,800	$507,073

UNITS OUTSTANDING
Units outstanding at beginning of period	2,255	864	1,914,299	2,424,427	32,592	37,208
Units issued	—	1,391	89,920	109,813	89	291
Units redeemed	(2,255)	—	(386,485)	(619,941)	(5,580)	(4,907)
Units outstanding at end of period	—	2,255	1,617,734	1,914,299	27,101	32,592

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Freedom 2010 Portfolio (Service Class 2)		VIP Freedom 2020 Portfolio (Service Class 2)		VIP Freedom 2030 Portfolio (Service Class 2)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(10,857)	$(3,706)	$(13,966)	$(3,266)	$(5,787)	$(7,859)
Net realized gains (losses)	169,446	116,530	227,015	130,528	76,560	103,358
Change in unrealized gains (losses)	(35,653)	(202,605)	(77,561)	(195,744)	(2,313)	(130,262)
Increase (decrease) in net assets from operations	122,936	(89,781)	135,488	(68,482)	68,460	(34,763)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	1,440	1,380	—	—
Benefit payments	(191,574)	(107,745)	(56,816)	(166,251)	(18,059)	(359,835)
Payments on termination	(430,693)	(270,957)	(773,199)	(418,065)	(71,341)	(429,170)
Contract Maintenance Charge	(14,526)	(14,286)	(16,637)	(17,910)	(6,279)	(6,871)
Transfers among the sub-accounts and with the
Fixed Account - net	690,852	235,042	184,945	296,033	(115)	185,550
Increase (decrease) in net assets from contract
transactions	54,059	(157,946)	(660,267)	(304,813)	(95,794)	(610,326)

INCREASE (DECREASE) IN NET ASSETS	176,995	(247,727)	(524,779)	(373,295)	(27,334)	(645,089)
NET ASSETS AT BEGINNING OF PERIOD	4,059,859	4,307,586	3,538,605	3,911,900	1,528,064	2,173,153
NET ASSETS AT END OF PERIOD	$4,236,854	$4,059,859	$3,013,826	$3,538,605	$1,500,730	$1,528,064

UNITS OUTSTANDING
Units outstanding at beginning of period	305,524	316,539	268,084	289,718	113,526	158,498
Units issued	60,008	35,498	26,432	22,588	12,894	17,303
Units redeemed	(59,271)	(46,513)	(74,534)	(44,222)	(19,892)	(62,275)
Units outstanding at end of period	306,261	305,524	219,982	268,084	106,528	113,526

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Freedom Income Portfolio (Service Class 2)		VIP Government Money Market (Service Class 2)*		VIP Growth (Service Class 2)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(8,818)	$(3,873)	$(380,507)	$(126,832)	$(1,967)	$(2,334)
Net realized gains (losses)	41,011	32,266	—	—	29,238	15,835
Change in unrealized gains (losses)	1,147	(61,157)	—	—	(28,656)	(5,346)
Increase (decrease) in net assets from operations	33,340	(32,764)	(380,507)	(126,832)	(1,385)	8,155

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	1,468	190,524	60	60
Benefit payments	(95,621)	(63,522)	(1,451,278)	(477,763)	(6,177)	—
Payments on termination	(643,961)	(642,112)	(3,213,872)	(4,282,123)	(33,608)	(19,615)
Contract Maintenance Charge	(5,296)	(6,373)	(75,126)	(34,560)	(99)	(106)
Transfers among the sub-accounts and with the
Fixed Account - net	(5,751)	755,908	26,868,321	3,346,753	256	(519)
Increase (decrease) in net assets from contract
transactions	(750,629)	43,901	22,129,513	(1,257,169)	(39,568)	(20,180)

INCREASE (DECREASE) IN NET ASSETS	(717,289)	11,137	21,749,006	(1,384,001)	(40,953)	(12,025)
NET ASSETS AT BEGINNING OF PERIOD	1,497,694	1,486,557	7,086,621	8,470,622	145,499	157,524
NET ASSETS AT END OF PERIOD	$780,405	$1,497,694	$28,835,627	$7,086,621	$104,546	$145,499

UNITS OUTSTANDING
Units outstanding at beginning of period	123,136	119,772	750,782	880,057	9,657	10,822
Units issued	65,507	71,108	3,223,211	498,460	39	9
Units redeemed	(125,913)	(67,744)	(946,874)	(627,735)	(2,633)	(1,174)
Units outstanding at end of period	62,730	123,136	3,027,119	750,782	7,063	9,657

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Growth & Income (Service Class 2)		VIP Growth Opportunities (Service Class 2)		VIP High Income (Service Class 2)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(8,837)	$3,174	$(20,788)	$(15,463)	$79,406	$139,711
Net realized gains (losses)	501,929	687,872	(3,602)	124,805	(78,950)	(23,429)
Change in unrealized gains (losses)	128,796	(920,860)	(2,884)	(146,455)	289,728	(265,360)
Increase (decrease) in net assets from operations	621,888	(229,814)	(27,274)	(37,113)	290,184	(149,078)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	140	240	—	—	84	144
Benefit payments	(75,329)	(149,038)	(1,370)	(25,620)	(129,196)	(51,202)
Payments on termination	(498,624)	(668,103)	(51,327)	(40,019)	(444,552)	(472,119)
Contract Maintenance Charge	(18,922)	(21,257)	(5,094)	(3,792)	(7,516)	(9,102)
Transfers among the sub-accounts and with the
Fixed Account - net	(47,866)	(267,890)	(5,898)	1,520,729	(177,737)	(328,375)
Increase (decrease) in net assets from contract
transactions	(640,601)	(1,106,048)	(63,689)	1,451,298	(758,917)	(860,654)

INCREASE (DECREASE) IN NET ASSETS	(18,713)	(1,335,862)	(90,963)	1,414,185	(468,733)	(1,009,732)
NET ASSETS AT BEGINNING OF PERIOD	5,018,237	6,354,099	1,414,185	—	2,836,491	3,846,223
NET ASSETS AT END OF PERIOD	$4,999,524	$5,018,237	$1,323,222	$1,414,185	$2,367,758	$2,836,491

UNITS OUTSTANDING
Units outstanding at beginning of period	293,991	356,307	76,492	—	187,080	238,437
Units issued	14,226	9,288	6,801	93,647	1,171	7,798
Units redeemed	(50,680)	(71,604)	(10,807)	(17,155)	(48,455)	(59,155)
Units outstanding at end of period	257,537	293,991	72,486	76,492	139,796	187,080

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Index 500 (Service Class 2)		VIP Investment Grade Bond (Service Class 2)		VIP Mid Cap (Service Class 2)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$19,657	$7,938	$3	$4	$(117,954)	$(157,272)
Net realized gains (losses)	247,982	355,801	(18)	(11)	531,376	1,649,038
Change in unrealized gains (losses)	547,810	(419,508)	32	(22)	419,603	(1,763,835)
Increase (decrease) in net assets from operations	815,449	(55,769)	17	(29)	833,025	(272,069)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	11,127	28,044	—	—	964	910
Benefit payments	(100,414)	(69,545)	—	—	(211,289)	(696,340)
Payments on termination	(441,510)	(774,619)	(380)	(470)	(982,834)	(1,522,123)
Contract Maintenance Charge	(23,703)	(23,196)	(4)	(3)	(37,124)	(43,620)
Transfers among the sub-accounts and with the
Fixed Account - net	4,427,312	577,183	2	25	361,078	12,648
Increase (decrease) in net assets from contract
transactions	3,872,812	(262,133)	(382)	(448)	(869,205)	(2,248,525)

INCREASE (DECREASE) IN NET ASSETS	4,688,261	(317,902)	(365)	(477)	(36,180)	(2,520,594)
NET ASSETS AT BEGINNING OF PERIOD	7,646,842	7,964,744	903	1,380	9,630,019	12,150,613
NET ASSETS AT END OF PERIOD	$12,335,103	$7,646,842	$538	$903	$9,593,839	$9,630,019

UNITS OUTSTANDING
Units outstanding at beginning of period	482,193	498,693	63	92	549,842	672,344
Units issued	309,288	77,279	—	2	58,480	42,251
Units redeemed	(81,834)	(93,779)	(28)	(31)	(108,647)	(164,753)
Units outstanding at end of period	709,647	482,193	35	63	499,675	549,842

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	VIP Overseas (Service Class 2)		Franklin Flex Cap Growth VIP		Franklin Growth and Income VIP
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(344)	$(240)	$(22,738)	$(29,300)	$204,063	$418,096
Net realized gains (losses)	(808)	1,136	74,426	1,053,082	2,057,022	1,521,993
Change in unrealized gains (losses)	(734)	(166)	(123,442)	(972,360)	(368,326)	(2,533,160)
Increase (decrease) in net assets from operations	(1,886)	730	(71,754)	51,422	1,892,759	(593,071)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	11,424	20,080
Benefit payments	—	—	(55,754)	(102,385)	(453,962)	(504,746)
Payments on termination	(19,112)	(6,757)	(127,592)	(212,059)	(2,114,342)	(2,937,299)
Contract Maintenance Charge	(12)	(17)	(5,766)	(6,805)	(82,155)	(92,545)
Transfers among the sub-accounts and with the
Fixed Account - net	14	(1)	19,264	(68,127)	(989,794)	(1,143,422)
Increase (decrease) in net assets from contract
transactions	(19,110)	(6,775)	(169,848)	(389,376)	(3,628,829)	(4,657,932)

INCREASE (DECREASE) IN NET ASSETS	(20,996)	(6,045)	(241,602)	(337,954)	(1,736,070)	(5,251,003)
NET ASSETS AT BEGINNING OF PERIOD	27,828	33,873	1,516,943	1,854,897	21,786,550	27,037,553
NET ASSETS AT END OF PERIOD	$6,832	$27,828	$1,275,341	$1,516,943	$20,050,480	$21,786,550

UNITS OUTSTANDING
Units outstanding at beginning of period	2,000	2,362	84,843	106,555	992,762	1,199,409
Units issued	1	—	7,383	1,010	48,722	37,565
Units redeemed	(1,545)	(362)	(17,504)	(22,722)	(208,766)	(244,212)
Units outstanding at end of period	456	2,000	74,722	84,843	832,718	992,762

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Franklin High Income VIP		Franklin Income VIP		Franklin Large Cap Growth VIP
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$382,050	$432,258	$2,775,233	$3,049,051	$(336,959)	$(355,986)
Net realized gains (losses)	(147,222)	(58,655)	(900,889)	236,473	538,921	8,600,020
Change in unrealized gains (losses)	774,091	(1,234,392)	7,431,267	(11,659,540)	(1,042,477)	(7,012,464)
Increase (decrease) in net assets from operations	1,008,919	(860,789)	9,305,611	(8,374,016)	(840,515)	1,231,570

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	900	—	15,079	67,715	19,069	24,923
Benefit payments	(176,193)	(242,469)	(2,664,301)	(5,371,464)	(917,544)	(913,831)
Payments on termination	(561,825)	(717,091)	(8,762,723)	(15,616,253)	(2,393,068)	(4,317,919)
Contract Maintenance Charge	(10,291)	(10,830)	(197,690)	(248,276)	(75,852)	(90,990)
Transfers among the sub-accounts and with the
Fixed Account - net	(275,023)	247	(1,498,373)	(1,125,554)	893,225	(1,030,729)
Increase (decrease) in net assets from contract
transactions	(1,022,432)	(970,143)	(13,108,008)	(22,293,832)	(2,474,170)	(6,328,546)

INCREASE (DECREASE) IN NET ASSETS	(13,513)	(1,830,932)	(3,802,397)	(30,667,848)	(3,314,685)	(5,096,976)
NET ASSETS AT BEGINNING OF PERIOD	7,241,843	9,072,775	84,740,617	115,408,465	23,335,776	28,432,752
NET ASSETS AT END OF PERIOD	$7,228,330	$7,241,843	$80,938,220	$84,740,617	$20,021,091	$23,335,776

UNITS OUTSTANDING
Units outstanding at beginning of period	478,020	535,035	5,253,991	6,536,000	1,389,917	1,755,652
Units issued	13,952	33,185	209,165	418,776	121,866	68,162
Units redeemed	(76,845)	(90,200)	(988,430)	(1,700,785)	(276,549)	(433,897)
Units outstanding at end of period	415,127	478,020	4,474,726	5,253,991	1,235,234	1,389,917

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Franklin Mutual Global Discovery VIP		Franklin Mutual Shares VIP		Franklin Small Cap Value VIP
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$8,110	$155,881	$158,215	$790,620	$(159,651)	$(231,289)
Net realized gains (losses)	511,752	900,187	4,708,020	6,906,186	3,500,539	4,456,788
Change in unrealized gains (losses)	565,526	(1,736,807)	1,302,797	(11,137,085)	1,758,560	(6,334,109)
Increase (decrease) in net assets from operations	1,085,388	(680,739)	6,169,032	(3,440,279)	5,099,448	(2,108,610)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,814	1,631	86,146	31,196	43,921	23,979
Benefit payments	(299,656)	(320,708)	(1,484,231)	(2,507,895)	(534,058)	(1,105,933)
Payments on termination	(961,892)	(1,660,526)	(4,257,330)	(7,871,494)	(2,247,084)	(2,939,437)
Contract Maintenance Charge	(44,421)	(52,080)	(139,799)	(164,893)	(65,651)	(71,524)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,498,866)	(157,563)	(1,641,965)	(1,868,370)	(1,634,543)	259,411
Increase (decrease) in net assets from contract
transactions	(3,803,021)	(2,189,246)	(7,437,179)	(12,381,456)	(4,437,415)	(3,833,504)

INCREASE (DECREASE) IN NET ASSETS	(2,717,633)	(2,869,985)	(1,268,147)	(15,821,735)	662,033	(5,942,114)
NET ASSETS AT BEGINNING OF PERIOD	12,656,794	15,526,779	49,293,629	65,115,364	20,588,839	26,530,953
NET ASSETS AT END OF PERIOD	$9,939,161	$12,656,794	$48,025,482	$49,293,629	$21,250,872	$20,588,839

UNITS OUTSTANDING
Units outstanding at beginning of period	804,683	933,905	2,585,647	3,195,738	751,179	878,814
Units issued	30,320	45,600	94,700	124,471	28,868	54,146
Units redeemed	(270,584)	(174,822)	(459,943)	(734,562)	(170,024)	(181,781)
Units outstanding at end of period	564,419	804,683	2,220,404	2,585,647	610,023	751,179

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Franklin Small-Mid Cap Growth VIP		Franklin U.S. Government Securities VIP		Templeton Developing Markets VIP
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(11,405)	$(15,628)	$106,308	$131,197	$(62,968)	$34,722
Net realized gains (losses)	57,618	269,907	(70,725)	(71,660)	(724,491)	645,521
Change in unrealized gains (losses)	(32,724)	(285,756)	(140,670)	(209,385)	1,927,226	(2,785,050)
Increase (decrease) in net assets from operations	13,489	(31,477)	(105,087)	(149,848)	1,139,767	(2,104,807)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	425	1,310	646	6,888	50,756	73,452
Benefit payments	(6,031)	(29,821)	(599,447)	(351,615)	(169,740)	(209,282)
Payments on termination	(235,903)	(109,537)	(1,108,014)	(2,202,296)	(727,286)	(1,639,059)
Contract Maintenance Charge	(3,173)	(3,563)	(57,028)	(60,014)	(31,209)	(37,194)
Transfers among the sub-accounts and with the
Fixed Account - net	(866)	(14,539)	687,437	(185,996)	(867,574)	936,641
Increase (decrease) in net assets from contract
transactions	(245,548)	(156,150)	(1,076,406)	(2,793,033)	(1,745,053)	(875,442)

INCREASE (DECREASE) IN NET ASSETS	(232,059)	(187,627)	(1,181,493)	(2,942,881)	(605,286)	(2,980,249)
NET ASSETS AT BEGINNING OF PERIOD	879,584	1,067,211	12,577,848	15,520,729	7,834,668	10,814,917
NET ASSETS AT END OF PERIOD	$647,525	$879,584	$11,396,355	$12,577,848	$7,229,382	$7,834,668

UNITS OUTSTANDING
Units outstanding at beginning of period	33,036	38,774	1,008,155	1,229,634	324,074	352,480
Units issued	787	284	117,616	76,819	16,346	54,244
Units redeemed	(11,570)	(6,022)	(202,309)	(298,298)	(80,971)	(82,650)
Units outstanding at end of period	22,253	33,036	923,462	1,008,155	259,449	324,074

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Templeton Foreign VIP		Templeton Global Bond VIP		Templeton Growth VIP
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$145,025	$928,362	$(15,859)	$83,922	$3,587	$10,291
Net realized gains (losses)	(385,926)	2,116,533	(26,803)	9,998	36,190	15,062
Change in unrealized gains (losses)	2,486,119	(7,031,400)	50,493	(170,423)	7,600	(93,287)
Increase (decrease) in net assets from operations	2,245,218	(3,986,505)	7,831	(76,503)	47,377	(67,934)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	60,238	71,847	—	—	—	—
Benefit payments	(1,597,793)	(1,874,568)	(52,598)	(22,118)	(13,878)	(19,905)
Payments on termination	(4,476,645)	(8,003,977)	(152,075)	(124,631)	(187,810)	(64,312)
Contract Maintenance Charge	(133,388)	(166,328)	(1,526)	(2,032)	(287)	(360)
Transfers among the sub-accounts and with the
Fixed Account - net	(872,393)	(669,762)	(10,923)	19,086	(65)	(11,994)
Increase (decrease) in net assets from contract
transactions	(7,019,981)	(10,642,788)	(217,122)	(129,695)	(202,040)	(96,571)

INCREASE (DECREASE) IN NET ASSETS	(4,774,763)	(14,629,293)	(209,291)	(206,198)	(154,663)	(164,505)
NET ASSETS AT BEGINNING OF PERIOD	48,852,785	63,482,078	1,220,057	1,426,255	791,306	955,811
NET ASSETS AT END OF PERIOD	$44,078,022	$48,852,785	$1,010,766	$1,220,057	$636,643	$791,306

UNITS OUTSTANDING
Units outstanding at beginning of period	2,874,895	3,434,868	45,038	49,704	40,045	44,544
Units issued	114,950	158,283	4,418	2,373	711	311
Units redeemed	(512,728)	(718,256)	(13,014)	(7,039)	(10,961)	(4,810)
Units outstanding at end of period	2,477,117	2,874,895	36,442	45,038	29,795	40,045
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Goldman Sachs Variable Insurance Trust		Goldman Sachs Variable Insurance Trust		Goldman Sachs Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	VIT Large Cap Value		VIT Mid Cap Value		VIT Small Cap Equity Insights
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$10,110	$(11,042)	$(5,682)	$(33,980)	$(23,822)	$(72,921)
Net realized gains (losses)	(53,679)	319,488	(34,288)	219,530	43,998	760,179
Change in unrealized gains (losses)	259,656	(481,307)	266,638	(470,429)	782,672	(834,940)
Increase (decrease) in net assets from operations	216,087	(172,861)	226,668	(284,879)	802,848	(147,682)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	84	144	—	—	687	192
Benefit payments	(65,361)	(111,520)	(70,730)	(73,337)	(200,989)	(186,478)
Payments on termination	(295,055)	(397,004)	(163,465)	(234,366)	(424,722)	(735,425)
Contract Maintenance Charge	(8,746)	(10,846)	(5,472)	(7,738)	(13,792)	(15,758)
Transfers among the sub-accounts and with the
Fixed Account - net	(41,993)	22,438	(64,052)	(13,308)	(134,117)	(434,915)
Increase (decrease) in net assets from contract
transactions	(411,071)	(496,788)	(303,719)	(328,749)	(772,933)	(1,372,384)

INCREASE (DECREASE) IN NET ASSETS	(194,984)	(669,649)	(77,051)	(613,628)	29,915	(1,520,066)
NET ASSETS AT BEGINNING OF PERIOD	2,611,982	3,281,631	2,333,090	2,946,718	4,420,051	5,940,117
NET ASSETS AT END OF PERIOD	$2,416,998	$2,611,982	$2,256,039	$2,333,090	$4,449,966	$4,420,051

UNITS OUTSTANDING
Units outstanding at beginning of period	172,655	203,784	125,636	141,902	277,694	354,210
Units issued	6,903	9,047	578	1,848	7,499	11,644
Units redeemed	(33,757)	(40,176)	(17,643)	(18,114)	(54,189)	(88,160)
Units outstanding at end of period	145,801	172,655	108,571	125,636	231,004	277,694

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Goldman Sachs Variable Insurance Trust		Goldman Sachs Variable Insurance Trust		Invesco Investment Services
	Sub-Account		Sub-Account		Sub-Account
	VIT Strategic Growth		VIT U.S. Equity Insights		Invesco V.I. American Franchise
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(185)	$(231)	$(15,944)	$(17,180)	$(1,050,812)	$(1,213,795)
Net realized gains (losses)	3,913	1,572	305,619	552,840	9,658,478	5,074,357
Change in unrealized gains (losses)	(3,113)	(855)	29,727	(620,887)	(8,254,875)	(1,002,543)
Increase (decrease) in net assets from operations	615	486	319,402	(85,227)	352,791	2,858,019

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	390	240	42,745	29,135
Benefit payments	(984)	—	(97,442)	(173,278)	(2,135,753)	(3,396,397)
Payments on termination	—	—	(418,753)	(499,993)	(4,695,301)	(6,447,043)
Contract Maintenance Charge	(21)	(21)	(11,944)	(13,844)	(44,837)	(48,789)
Transfers among the sub-accounts and with the
Fixed Account - net	(16,671)	1	(50,642)	(101,078)	(1,513,668)	(1,410,830)
Increase (decrease) in net assets from contract
transactions	(17,676)	(20)	(578,391)	(787,953)	(8,346,814)	(11,273,924)

INCREASE (DECREASE) IN NET ASSETS	(17,061)	466	(258,989)	(873,180)	(7,994,023)	(8,415,905)
NET ASSETS AT BEGINNING OF PERIOD	24,192	23,726	4,061,909	4,935,089	77,712,604	86,128,509
NET ASSETS AT END OF PERIOD	$7,131	$24,192	$3,802,920	$4,061,909	$69,718,581	$77,712,604

UNITS OUTSTANDING
Units outstanding at beginning of period	1,381	1,382	234,818	279,465	5,003,762	5,740,180
Units issued	—	—	4,911	9,538	180,555	142,878
Units redeemed	(887)	(1)	(37,567)	(54,185)	(730,645)	(879,296)
Units outstanding at end of period	494	1,381	202,162	234,818	4,453,672	5,003,762

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services		Invesco Investment Services		Invesco Investment Services
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. American Value		Invesco V.I. Comstock		Invesco V.I. Core Equity
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(435,542)	$(572,951)	$16,327	$116,288	$(453,187)	$(259,322)
Net realized gains (losses)	2,198,340	6,864,847	2,918,417	1,804,349	6,873,865	12,201,429
Change in unrealized gains (losses)	2,388,417	(10,388,710)	212,514	(3,887,030)	(881,344)	(17,355,704)
Increase (decrease) in net assets from operations	4,151,215	(4,096,814)	3,147,258	(1,966,393)	5,539,334	(5,413,597)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	26,178	6,606	1,513	4,230	48,529	20,845
Benefit payments	(1,503,938)	(2,066,106)	(940,979)	(1,631,195)	(2,073,435)	(3,550,232)
Payments on termination	(2,314,303)	(4,036,873)	(1,968,602)	(2,037,621)	(4,805,286)	(6,444,525)
Contract Maintenance Charge	(29,296)	(34,023)	(9,937)	(11,291)	(37,305)	(41,003)
Transfers among the sub-accounts and with the
Fixed Account - net	(968,276)	(389,765)	(705,583)	(513,716)	(1,544,799)	(933,766)
Increase (decrease) in net assets from contract
transactions	(4,789,635)	(6,520,161)	(3,623,588)	(4,189,593)	(8,412,296)	(10,948,681)

INCREASE (DECREASE) IN NET ASSETS	(638,420)	(10,616,975)	(476,330)	(6,155,986)	(2,872,962)	(16,362,278)
NET ASSETS AT BEGINNING OF PERIOD	34,488,986	45,105,961	23,660,108	29,816,094	68,288,205	84,650,483
NET ASSETS AT END OF PERIOD	$33,850,566	$34,488,986	$23,183,778	$23,660,108	$65,415,243	$68,288,205

UNITS OUTSTANDING
Units outstanding at beginning of period	1,643,489	1,920,692	1,224,354	1,429,307	3,613,133	4,153,101
Units issued	45,352	67,165	46,394	47,036	94,533	89,753
Units redeemed	(266,605)	(344,368)	(232,428)	(251,989)	(521,305)	(629,721)
Units outstanding at end of period	1,422,236	1,643,489	1,038,320	1,224,354	3,186,361	3,613,133

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services		Invesco Investment Services		Invesco Investment Services
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Core Plus Bond		Invesco V.I. Diversified Dividend		Invesco V.I. Equity and Income
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$175,631	$222,589	$(170,586)	$362,731	$104,413	$279,858
Net realized gains (losses)	(127,158)	(238,372)	8,709,523	9,795,750	898,197	2,915,963
Change in unrealized gains (losses)	282,422	(102,116)	8,158,536	(9,004,799)	1,860,862	(4,101,600)
Increase (decrease) in net assets from operations	330,895	(117,899)	16,697,473	1,153,682	2,863,472	(905,779)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	150	3,980	21,491	58,445	1,352	10,168
Benefit payments	(324,660)	(581,921)	(5,808,246)	(6,484,666)	(735,398)	(1,594,049)
Payments on termination	(337,049)	(774,826)	(8,331,786)	(10,699,211)	(1,311,583)	(2,321,665)
Contract Maintenance Charge	(2,216)	(2,334)	(61,105)	(65,222)	(9,531)	(10,294)
Transfers among the sub-accounts and with the
Fixed Account - net	154,446	(31,506)	(827,804)	(1,375,620)	94,463	308,257
Increase (decrease) in net assets from contract
transactions	(509,329)	(1,386,607)	(15,007,450)	(18,566,274)	(1,960,697)	(3,607,583)

INCREASE (DECREASE) IN NET ASSETS	(178,434)	(1,504,506)	1,690,023	(17,412,592)	902,775	(4,513,362)
NET ASSETS AT BEGINNING OF PERIOD	6,559,294	8,063,800	134,665,837	152,078,429	22,515,899	27,029,261
NET ASSETS AT END OF PERIOD	$6,380,860	$6,559,294	$136,355,860	$134,665,837	$23,418,674	$22,515,899

UNITS OUTSTANDING
Units outstanding at beginning of period	459,051	554,830	2,962,919	3,399,083	1,281,327	1,487,824
Units issued	30,228	24,758	90,872	53,836	70,358	71,249
Units redeemed	(64,812)	(120,537)	(391,459)	(490,000)	(171,398)	(277,746)
Units outstanding at end of period	424,467	459,051	2,662,332	2,962,919	1,180,287	1,281,327

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services		Invesco Investment Services		Invesco Investment Services
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Global Core Equity		Invesco V.I. Government Money Market*		Invesco V.I. Government Securities
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(105,024)	$(33,541)	$(57,700)	$(74,008)	$42,524	$61,091
Net realized gains (losses)	91,616	1,492,691	—	—	(34,434)	(49,635)
Change in unrealized gains (losses)	1,343,625	(2,177,899)	—	—	(12,844)	(93,186)
Increase (decrease) in net assets from operations	1,330,217	(718,749)	(57,700)	(74,008)	(4,754)	(81,730)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,657	21,651	—	—	—	—
Benefit payments	(1,235,582)	(1,796,736)	(457,351)	(277,398)	(340,175)	(369,655)
Payments on termination	(1,737,341)	(2,206,522)	(841,218)	(468,057)	(450,251)	(657,376)
Contract Maintenance Charge	(13,271)	(15,216)	(3,134)	(3,355)	(3,330)	(3,722)
Transfers among the sub-accounts and with the
Fixed Account - net	(439,410)	(325,086)	266,148	(75,041)	156,875	148,926
Increase (decrease) in net assets from contract
transactions	(3,422,947)	(4,321,909)	(1,035,555)	(823,851)	(636,881)	(881,827)

INCREASE (DECREASE) IN NET ASSETS	(2,092,730)	(5,040,658)	(1,093,255)	(897,859)	(641,635)	(963,557)
NET ASSETS AT BEGINNING OF PERIOD	27,859,680	32,900,338	4,943,890	5,841,749	7,654,977	8,618,534
NET ASSETS AT END OF PERIOD	$25,766,950	$27,859,680	$3,850,635	$4,943,890	$7,013,342	$7,654,977

UNITS OUTSTANDING
Units outstanding at beginning of period	1,303,077	1,498,327	446,504	517,135	472,581	525,926
Units issued	30,958	23,363	55,387	93,191	25,506	42,547
Units redeemed	(188,492)	(218,613)	(150,437)	(163,822)	(65,349)	(95,892)
Units outstanding at end of period	1,145,543	1,303,077	351,454	446,504	432,738	472,581

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services		Invesco Investment Services		Invesco Investment Services
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. High Yield		Invesco V.I. International Growth		Invesco V.I. Managed Volatility
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$324,487	$522,386	$(7,298)	$6,395	$22,966	$(434)
Net realized gains (losses)	(156,549)	(103,803)	744,971	1,104,420	(82,037)	2,190,182
Change in unrealized gains (losses)	944,030	(981,939)	(1,043,889)	(1,748,741)	496,012	(2,396,506)
Increase (decrease) in net assets from operations	1,111,968	(563,356)	(306,216)	(637,926)	436,941	(206,758)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,580	3,780	9,741	724	—	—
Benefit payments	(422,781)	(808,792)	(246,267)	(733,835)	(84,582)	(320,569)
Payments on termination	(819,465)	(986,337)	(1,186,143)	(1,457,215)	(486,607)	(429,220)
Contract Maintenance Charge	(6,663)	(7,448)	(7,727)	(8,648)	(2,266)	(2,465)
Transfers among the sub-accounts and with the
Fixed Account - net	(48,429)	29,260	(463,755)	(259,559)	(263,919)	82,995
Increase (decrease) in net assets from contract
transactions	(1,294,758)	(1,769,537)	(1,894,151)	(2,458,533)	(837,374)	(669,259)

INCREASE (DECREASE) IN NET ASSETS	(182,790)	(2,332,893)	(2,200,367)	(3,096,459)	(400,433)	(876,017)
NET ASSETS AT BEGINNING OF PERIOD	12,197,165	14,530,058	17,492,352	20,588,811	5,669,868	6,545,885
NET ASSETS AT END OF PERIOD	$12,014,375	$12,197,165	$15,291,985	$17,492,352	$5,269,435	$5,669,868

UNITS OUTSTANDING
Units outstanding at beginning of period	728,405	835,013	886,317	1,006,350	234,677	261,300
Units issued	35,967	49,368	22,263	36,153	3,940	15,583
Units redeemed	(104,997)	(155,976)	(117,113)	(156,186)	(38,443)	(42,206)
Units outstanding at end of period	659,375	728,405	791,467	886,317	200,174	234,677

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services		Invesco Investment Services		Invesco Investment Services
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Mid Cap Core Equity		Invesco V.I. Mid Cap Growth		Invesco V.I. S&P 500 Index
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(122,907)	$(116,682)	$(88,207)	$(114,407)	$74,370	$86,691
Net realized gains (losses)	614,908	1,134,112	890,184	889,760	3,587,183	5,104,337
Change in unrealized gains (losses)	496,094	(1,533,549)	(912,336)	(772,160)	(739,151)	(5,336,658)
Increase (decrease) in net assets from operations	988,095	(516,119)	(110,359)	3,193	2,922,402	(145,630)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	228	1,538	180	180	35,450	1,643,976
Benefit payments	(201,961)	(238,010)	(456,752)	(120,596)	(1,343,693)	(1,380,880)
Payments on termination	(678,410)	(772,606)	(642,263)	(452,121)	(2,022,767)	(1,780,327)
Contract Maintenance Charge	(2,829)	(3,103)	(2,397)	(2,691)	(12,227)	(12,906)
Transfers among the sub-accounts and with the
Fixed Account - net	(393,898)	(192,654)	(344,145)	(53,902)	(252,328)	(9,270)
Increase (decrease) in net assets from contract
transactions	(1,276,870)	(1,204,835)	(1,445,377)	(629,130)	(3,595,565)	(1,539,407)

INCREASE (DECREASE) IN NET ASSETS	(288,775)	(1,720,954)	(1,555,736)	(625,937)	(673,163)	(1,685,037)
NET ASSETS AT BEGINNING OF PERIOD	9,165,584	10,886,538	7,480,794	8,106,731	32,470,856	34,155,893
NET ASSETS AT END OF PERIOD	$8,876,809	$9,165,584	$5,925,058	$7,480,794	$31,797,693	$32,470,856

UNITS OUTSTANDING
Units outstanding at beginning of period	454,241	509,632	321,363	348,161	1,802,888	1,881,984
Units issued	6,288	17,539	14,426	12,806	94,187	268,248
Units redeemed	(65,990)	(72,930)	(77,134)	(39,604)	(289,003)	(347,344)
Units outstanding at end of period	394,539	454,241	258,655	321,363	1,608,072	1,802,888

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services		Invesco Investment Services		Invesco Investment Services (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Technology		Invesco V.I. Value Opportunities		Invesco V.I. American Franchise II
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(33,951)	$(41,639)	$(55,511)	$82,540	$(332,005)	$(388,306)
Net realized gains (losses)	166,546	440,093	1,579,057	654,891	3,124,170	2,326,671
Change in unrealized gains (losses)	(199,915)	(245,560)	(645,735)	(1,539,697)	(2,802,614)	(1,262,935)
Increase (decrease) in net assets from operations	(67,320)	152,894	877,811	(802,266)	(10,449)	675,430

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,200	1,200	168	168	9,747	10,442
Benefit payments	(62,046)	(119,832)	(167,212)	(215,962)	(447,793)	(500,508)
Payments on termination	(101,064)	(150,893)	(294,835)	(447,134)	(1,368,982)	(2,670,524)
Contract Maintenance Charge	(1,306)	(1,457)	(2,487)	(2,842)	(43,085)	(47,802)
Transfers among the sub-accounts and with the
Fixed Account - net	(118,458)	(131,983)	(210,014)	(239,545)	(225,241)	(387,048)
Increase (decrease) in net assets from contract
transactions	(281,674)	(402,965)	(674,380)	(905,315)	(2,075,354)	(3,595,440)

INCREASE (DECREASE) IN NET ASSETS	(348,994)	(250,071)	203,431	(1,707,581)	(2,085,803)	(2,920,010)
NET ASSETS AT BEGINNING OF PERIOD	2,714,625	2,964,696	5,891,221	7,598,802	20,590,657	23,510,667
NET ASSETS AT END OF PERIOD	$2,365,631	$2,714,625	$6,094,652	$5,891,221	$18,504,854	$20,590,657

UNITS OUTSTANDING
Units outstanding at beginning of period	141,418	162,708	408,122	465,005	1,216,178	1,425,939
Units issued	1,447	9,184	6,773	15,194	41,152	35,030
Units redeemed	(16,980)	(30,474)	(52,969)	(72,077)	(165,131)	(244,791)
Units outstanding at end of period	125,885	141,418	361,926	408,122	1,092,199	1,216,178

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services (Series II)		Invesco Investment Services (Series II)		Invesco Investment Services (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. American Value II		Invesco V.I. Comstock II		Invesco V.I. Core Equity II
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(314,435)	$(430,062)	$(315,365)	$(93,918)	$(17,379)	$(14,777)
Net realized gains (losses)	1,331,349	4,375,465	9,466,142	7,079,380	173,910	258,092
Change in unrealized gains (losses)	1,488,956	(6,543,207)	1,077,015	(13,881,257)	(52,803)	(379,273)
Increase (decrease) in net assets from operations	2,505,870	(2,597,804)	10,227,792	(6,895,795)	103,728	(135,958)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	6,955	5,591	10,126	19,152	—	—
Benefit payments	(620,789)	(695,817)	(2,300,291)	(2,882,078)	(32,503)	(11,340)
Payments on termination	(2,160,847)	(4,172,630)	(6,440,217)	(11,922,779)	(84,462)	(195,188)
Contract Maintenance Charge	(71,434)	(86,125)	(166,622)	(194,694)	(3,512)	(4,159)
Transfers among the sub-accounts and with the
Fixed Account - net	(557,353)	390,064	(1,987,205)	(543,526)	(85,082)	(17,694)
Increase (decrease) in net assets from contract
transactions	(3,403,468)	(4,558,917)	(10,884,209)	(15,523,925)	(205,559)	(228,381)

INCREASE (DECREASE) IN NET ASSETS	(897,598)	(7,156,721)	(656,417)	(22,419,720)	(101,831)	(364,339)
NET ASSETS AT BEGINNING OF PERIOD	21,457,890	28,614,611	77,847,461	100,267,181	1,490,999	1,855,338
NET ASSETS AT END OF PERIOD	$20,560,292	$21,457,890	$77,191,044	$77,847,461	$1,389,168	$1,490,999

UNITS OUTSTANDING
Units outstanding at beginning of period	824,068	982,891	4,022,046	4,761,406	99,530	114,791
Units issued	38,223	61,691	85,703	194,128	9,566	3,995
Units redeemed	(165,699)	(220,514)	(628,825)	(933,488)	(23,710)	(19,256)
Units outstanding at end of period	696,592	824,068	3,478,924	4,022,046	85,386	99,530

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services (Series II)		Invesco Investment Services (Series II)		Invesco Investment Services (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Core Plus Bond II		Invesco V.I. Diversified Dividend II		Invesco V.I. Equity and Income II
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$2,259	$4,109	$(188,701)	$(89,602)	$(15,506)	$171,033
Net realized gains (losses)	(4,137)	(416)	1,930,439	2,185,670	1,271,567	4,253,739
Change in unrealized gains (losses)	9,005	(6,986)	1,838,270	(2,029,218)	1,863,101	(5,660,998)
Increase (decrease) in net assets from operations	7,127	(3,293)	3,580,008	66,850	3,119,162	(1,236,226)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	7,649	27,071	46,101	21,087
Benefit payments	—	—	(1,074,806)	(883,314)	(692,040)	(1,875,957)
Payments on termination	(10,895)	(889)	(2,203,923)	(2,572,456)	(2,176,766)	(3,866,263)
Contract Maintenance Charge	—	—	(43,575)	(44,763)	(55,558)	(63,545)
Transfers among the sub-accounts and with the
Fixed Account - net	(26,916)	52	225,022	(589,653)	(527,312)	82,742
Increase (decrease) in net assets from contract
transactions	(37,811)	(837)	(3,089,633)	(4,063,115)	(3,405,575)	(5,701,936)

INCREASE (DECREASE) IN NET ASSETS	(30,684)	(4,130)	490,375	(3,996,265)	(286,413)	(6,938,162)
NET ASSETS AT BEGINNING OF PERIOD	144,999	149,129	30,459,227	34,455,492	26,959,899	33,898,061
NET ASSETS AT END OF PERIOD	$114,315	$144,999	$30,949,602	$30,459,227	$26,673,486	$26,959,899

UNITS OUTSTANDING
Units outstanding at beginning of period	11,212	11,276	1,769,473	1,999,619	1,437,684	1,734,401
Units issued	7	7	68,008	55,885	44,244	105,447
Units redeemed	(2,688)	(71)	(236,275)	(286,031)	(222,885)	(402,164)
Units outstanding at end of period	8,531	11,212	1,601,206	1,769,473	1,259,043	1,437,684

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services (Series II)		Invesco Investment Services (Series II)		Invesco Investment Services (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Global Core Equity II		Invesco V.I. Government Money Market II*		Invesco V.I. Government Securities II
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(125,269)	$(109,326)	$(8,002)	$(9,932)	$(208)	$696
Net realized gains (losses)	61,159	769,252	—	—	(1,761)	(383)
Change in unrealized gains (losses)	609,018	(1,040,607)	—	—	1,452	(4,963)
Increase (decrease) in net assets from operations	544,908	(380,681)	(8,002)	(9,932)	(517)	(4,650)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,875	475	—	—	—	—
Benefit payments	(392,646)	(181,224)	(17,198)	(40,422)	—	—
Payments on termination	(731,708)	(1,526,093)	(29,368)	(53,832)	(32,444)	(3,855)
Contract Maintenance Charge	(20,931)	(23,335)	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(278,157)	(482,228)	(7,494)	—	(15,570)	80
Increase (decrease) in net assets from contract
transactions	(1,421,567)	(2,212,405)	(54,060)	(94,254)	(48,014)	(3,775)

INCREASE (DECREASE) IN NET ASSETS	(876,659)	(2,593,086)	(62,062)	(104,186)	(48,531)	(8,425)
NET ASSETS AT BEGINNING OF PERIOD	12,880,736	15,473,822	587,056	691,242	282,359	290,784
NET ASSETS AT END OF PERIOD	$12,004,077	$12,880,736	$524,994	$587,056	$233,828	$282,359

UNITS OUTSTANDING
Units outstanding at beginning of period	973,293	1,130,391	63,130	73,309	21,949	22,245
Units issued	11,130	30,489	35	61	25	24
Units redeemed	(117,066)	(187,587)	(6,178)	(10,240)	(3,605)	(320)
Units outstanding at end of period	867,357	973,293	56,987	63,130	18,369	21,949

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services (Series II)		Invesco Investment Services (Series II)		Invesco Investment Services (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Growth and Income II		Invesco V.I. High Yield II		Invesco V.I. International Growth II
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(317,707)	$405,245	$155,466	$269,924	$(10,292)	$(8,635)
Net realized gains (losses)	3,909,523	8,950,769	(101,235)	(80,683)	21,858	59,862
Change in unrealized gains (losses)	2,772,969	(11,601,391)	557,230	(559,535)	(61,374)	(141,470)
Increase (decrease) in net assets from operations	6,364,785	(2,245,377)	611,461	(370,294)	(49,808)	(90,243)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	20,850	56,364	556	25,806	550	—
Benefit payments	(1,156,728)	(1,457,969)	(266,236)	(124,882)	(33,915)	(16,044)
Payments on termination	(3,634,380)	(6,197,655)	(355,738)	(1,381,561)	(150,998)	(289,898)
Contract Maintenance Charge	(137,626)	(153,498)	(13,032)	(15,164)	(8,629)	(9,293)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,675,924)	217,974	(144,445)	(31,477)	56,145	206,842
Increase (decrease) in net assets from contract
transactions	(6,583,808)	(7,534,784)	(778,895)	(1,527,278)	(136,847)	(108,393)

INCREASE (DECREASE) IN NET ASSETS	(219,023)	(9,780,161)	(167,434)	(1,897,572)	(186,655)	(198,636)
NET ASSETS AT BEGINNING OF PERIOD	41,752,043	51,532,204	7,330,370	9,227,942	2,155,321	2,353,957
NET ASSETS AT END OF PERIOD	$41,533,020	$41,752,043	$7,162,936	$7,330,370	$1,968,666	$2,155,321

UNITS OUTSTANDING
Units outstanding at beginning of period	1,773,048	2,076,570	637,550	754,651	200,917	209,554
Units issued	64,289	108,254	14,351	25,055	10,639	27,478
Units redeemed	(331,974)	(411,776)	(70,019)	(142,156)	(23,323)	(36,115)
Units outstanding at end of period	1,505,363	1,773,048	581,882	637,550	188,233	200,917

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services (Series II)		Invesco Investment Services (Series II)		Invesco Investment Services (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Managed Volatility II		Invesco V.I. Mid Cap Core Equity II		Invesco V.I. Mid Cap Growth II
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$81	$(559)	$(21,820)	$(26,167)	$(122,311)	$(152,173)
Net realized gains (losses)	(7,529)	53,716	83,768	169,478	882,362	1,274,736
Change in unrealized gains (losses)	15,718	(58,851)	72,228	(230,018)	(861,717)	(1,177,902)
Increase (decrease) in net assets from operations	8,270	(5,694)	134,176	(86,707)	(101,666)	(55,339)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	568	3,335
Benefit payments	(4,768)	—	(33,110)	(51,546)	(89,000)	(214,483)
Payments on termination	(27,201)	(12,117)	(74,679)	(340,808)	(436,005)	(1,012,647)
Contract Maintenance Charge	—	—	(1,958)	(2,274)	(18,161)	(21,642)
Transfers among the sub-accounts and with the
Fixed Account - net	12	(7)	(37,311)	(9,085)	(247,993)	14,152
Increase (decrease) in net assets from contract
transactions	(31,957)	(12,124)	(147,058)	(403,713)	(790,591)	(1,231,285)

INCREASE (DECREASE) IN NET ASSETS	(23,687)	(17,818)	(12,882)	(490,420)	(892,257)	(1,286,624)
NET ASSETS AT BEGINNING OF PERIOD	140,891	158,709	1,260,795	1,751,215	8,020,216	9,306,840
NET ASSETS AT END OF PERIOD	$117,204	$140,891	$1,247,913	$1,260,795	$7,127,959	$8,020,216

UNITS OUTSTANDING
Units outstanding at beginning of period	6,093	6,601	74,948	98,604	376,809	432,324
Units issued	1	1,143	371	3,215	38,779	55,678
Units redeemed	(1,450)	(1,651)	(8,749)	(26,871)	(77,058)	(111,193)
Units outstanding at end of period	4,644	6,093	66,570	74,948	338,530	376,809

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services (Series II)		Invesco Investment Services (Series II)		Invesco Investment Services (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. S&P 500 Index II		Invesco V.I. Technology II		Invesco V.I. Value Opportunities II
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(130,698)	$(134,459)	$(131)	$(166)	$(57,082)	$22,563
Net realized gains (losses)	5,691,157	7,979,685	697	1,770	1,018,850	443,414
Change in unrealized gains (losses)	(1,465,508)	(8,282,116)	(891)	(1,059)	(427,400)	(997,576)
Increase (decrease) in net assets from operations	4,094,951	(436,890)	(325)	545	534,368	(531,599)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,849	32,492	—	—	450	—
Benefit payments	(1,711,349)	(2,384,145)	—	—	(99,862)	(60,375)
Payments on termination	(3,043,649)	(4,162,737)	(2,031)	(2,354)	(250,733)	(543,347)
Contract Maintenance Charge	(91,401)	(93,868)	—	—	(12,494)	(14,483)
Transfers among the sub-accounts and with the
Fixed Account - net	(860,088)	312,084	(27)	(95)	(147,772)	65,246
Increase (decrease) in net assets from contract
transactions	(5,704,638)	(6,296,174)	(2,058)	(2,449)	(510,411)	(552,959)

INCREASE (DECREASE) IN NET ASSETS	(1,609,687)	(6,733,064)	(2,383)	(1,904)	23,957	(1,084,558)
NET ASSETS AT BEGINNING OF PERIOD	48,667,494	55,400,558	9,625	11,529	3,793,221	4,877,779
NET ASSETS AT END OF PERIOD	$47,057,807	$48,667,494	$7,242	$9,625	$3,817,178	$3,793,221

UNITS OUTSTANDING
Units outstanding at beginning of period	2,967,366	3,329,173	533	672	258,628	291,433
Units issued	85,272	158,403	7	—	9,220	13,301
Units redeemed	(393,704)	(520,210)	(130)	(139)	(42,750)	(46,106)
Units outstanding at end of period	2,658,934	2,967,366	410	533	225,098	258,628

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Janus Aspen Series		Lazard Retirement Series, Inc.		Legg Mason Partners Variable Equity Trust
	Sub-Account		Sub-Account		Sub-Account
	Forty Portfolio		Emerging Markets Equity		ClearBridge Variable Large Cap Value Portfolio I
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(161)	$(172)	$—	$(4)	$(1)	$(11)
Net realized gains (losses)	1,493	2,442	(22)	(2)	(4)	115
Change in unrealized gains (losses)	(1,277)	(1,168)	29	(98)	9	(233)
Increase (decrease) in net assets from operations	55	1,102	7	(104)	4	(129)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(238)	(355)	(164)	(185)	(773)	(1,012)
Contract Maintenance Charge	(6)	(6)	(1)	(1)	(4)	(5)
Transfers among the sub-accounts and with the
Fixed Account - net	64	(218)	(11)	63	9	8
Increase (decrease) in net assets from contract
transactions	(180)	(579)	(176)	(123)	(768)	(1,009)

INCREASE (DECREASE) IN NET ASSETS	(125)	523	(169)	(227)	(764)	(1,138)
NET ASSETS AT BEGINNING OF PERIOD	11,182	10,659	262	489	1,213	2,351
NET ASSETS AT END OF PERIOD	$11,057	$11,182	$93	$262	$449	$1,213

UNITS OUTSTANDING
Units outstanding at beginning of period	424	447	6	10	65	121
Units issued	2	—	—	1	—	—
Units redeemed	(9)	(23)	(4)	(5)	(43)	(56)
Units outstanding at end of period	417	424	2	6	22	65

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Lord Abbett Series Fund		Lord Abbett Series Fund		Lord Abbett Series Fund
	Sub-Account		Sub-Account		Sub-Account
	Bond-Debenture		Fundamental Equity		Growth and Income
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$366,894	$336,362	$(17,862)	$(27,822)	$(16,410)	$(58,371)
Net realized gains (losses)	(29,835)	218,434	74,342	451,043	442,160	1,318,204
Change in unrealized gains (losses)	1,007,083	(942,208)	402,320	(649,807)	965,313	(1,766,147)
Increase (decrease) in net assets from operations	1,344,142	(387,412)	458,800	(226,586)	1,391,063	(506,314)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	9,775	11,383	23,833	3,364	55,376	1,300
Benefit payments	(619,877)	(966,194)	(61,632)	(115,951)	(194,551)	(537,272)
Payments on termination	(1,615,380)	(2,912,458)	(279,095)	(932,292)	(1,145,751)	(1,817,868)
Contract Maintenance Charge	(51,352)	(58,910)	(10,839)	(12,648)	(34,234)	(42,549)
Transfers among the sub-accounts and with the
Fixed Account - net	(407,509)	(488,193)	(341,568)	(202,937)	(188,568)	(277,910)
Increase (decrease) in net assets from contract
transactions	(2,684,343)	(4,414,372)	(669,301)	(1,260,464)	(1,507,728)	(2,674,299)

INCREASE (DECREASE) IN NET ASSETS	(1,340,201)	(4,801,784)	(210,501)	(1,487,050)	(116,665)	(3,180,613)
NET ASSETS AT BEGINNING OF PERIOD	14,537,940	19,339,724	3,807,063	5,294,113	10,262,640	13,443,253
NET ASSETS AT END OF PERIOD	$13,197,739	$14,537,940	$3,596,562	$3,807,063	$10,145,975	$10,262,640

UNITS OUTSTANDING
Units outstanding at beginning of period	874,314	1,126,373	201,227	265,576	677,041	846,932
Units issued	49,524	38,495	16,926	3,913	30,164	74,623
Units redeemed	(202,678)	(290,554)	(50,880)	(68,262)	(125,703)	(244,514)
Units outstanding at end of period	721,160	874,314	167,273	201,227	581,502	677,041

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Lord Abbett Series Fund		Lord Abbett Series Fund		MFS Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	Growth Opportunities		Mid-Cap Stock		MFS Growth
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(94,167)	$(125,498)	$(134,054)	$(153,757)	$(9,499)	$(9,563)
Net realized gains (losses)	(182,250)	623,097	1,049,534	1,784,624	72,813	87,362
Change in unrealized gains (losses)	246,635	(310,651)	640,445	(2,324,177)	(55,380)	(30,928)
Increase (decrease) in net assets from operations	(29,782)	186,948	1,555,925	(693,310)	7,934	46,871

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5,406	6,679	17,614	15,583	—	—
Benefit payments	(190,053)	(169,205)	(291,337)	(618,900)	(14,213)	(27,008)
Payments on termination	(667,573)	(988,903)	(1,085,931)	(2,577,671)	(46,324)	(57,784)
Contract Maintenance Charge	(23,289)	(28,528)	(37,080)	(39,619)	(517)	(531)
Transfers among the sub-accounts and with the
Fixed Account - net	7,022	(876,184)	(419,730)	452,737	(28,305)	(2,290)
Increase (decrease) in net assets from contract
transactions	(868,487)	(2,056,141)	(1,816,464)	(2,767,870)	(89,359)	(87,613)

INCREASE (DECREASE) IN NET ASSETS	(898,269)	(1,869,193)	(260,539)	(3,461,180)	(81,425)	(40,742)
NET ASSETS AT BEGINNING OF PERIOD	6,465,269	8,334,462	12,089,023	15,550,203	748,662	789,404
NET ASSETS AT END OF PERIOD	$5,567,000	$6,465,269	$11,828,484	$12,089,023	$667,237	$748,662

UNITS OUTSTANDING
Units outstanding at beginning of period	298,180	389,406	720,793	874,017	40,874	45,677
Units issued	22,670	14,404	22,797	71,296	114	3,237
Units redeemed	(62,831)	(105,630)	(126,840)	(224,520)	(5,151)	(8,040)
Units outstanding at end of period	258,019	298,180	616,750	720,793	35,837	40,874

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust		MFS Variable Insurance Trust		MFS Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	MFS High Yield		MFS Investors Trust		MFS New Discovery
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$13,102	$12,950	$(4,209)	$(5,804)	$(13,562)	$(16,039)
Net realized gains (losses)	(2,639)	3,187	121,010	221,588	51,861	85,132
Change in unrealized gains (losses)	17,669	(21,983)	(66,696)	(222,102)	36,202	(86,142)
Increase (decrease) in net assets from operations	28,132	(5,846)	50,105	(6,318)	74,501	(17,049)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	300	300	—	—	1,402	2,016
Benefit payments	—	—	2,139	(1,048)	(44,185)	—
Payments on termination	(27,445)	(33,482)	(144,254)	(170,387)	(101,985)	(365,361)
Contract Maintenance Charge	(145)	(154)	(607)	(659)	(875)	(980)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,080)	(398,335)	(11,178)	(147,203)	(8,038)	136,147
Increase (decrease) in net assets from contract
transactions	(29,370)	(431,671)	(153,900)	(319,297)	(153,681)	(228,178)

INCREASE (DECREASE) IN NET ASSETS	(1,238)	(437,517)	(103,795)	(325,615)	(79,180)	(245,227)
NET ASSETS AT BEGINNING OF PERIOD	236,089	673,606	829,373	1,154,988	1,120,329	1,365,556
NET ASSETS AT END OF PERIOD	$234,851	$236,089	$725,578	$829,373	$1,041,149	$1,120,329

UNITS OUTSTANDING
Units outstanding at beginning of period	13,171	35,528	51,375	70,179	43,709	51,508
Units issued	71	183	921	702	549	5,908
Units redeemed	(1,585)	(22,540)	(10,086)	(19,506)	(6,533)	(13,707)
Units outstanding at end of period	11,657	13,171	42,210	51,375	37,725	43,709

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust		MFS Variable Insurance Trust		MFS Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	MFS Research		MFS Total Return Bond		MFS Utilities
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(3,122)	$(4,168)	$18,975	$21,416	$5,626	$6,687
Net realized gains (losses)	71,208	85,452	7,471	3,655	5,526	21,079
Change in unrealized gains (losses)	(35,348)	(85,171)	730	(44,279)	9,569	(66,991)
Increase (decrease) in net assets from operations	32,738	(3,887)	27,176	(19,208)	20,721	(39,225)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	1,554	1,554	—	—
Benefit payments	(12,179)	(9,138)	(1,517)	(532)	—	(10,720)
Payments on termination	(94,389)	(88,329)	(71,516)	(33,550)	(1,552)	(1,697)
Contract Maintenance Charge	(194)	(225)	(563)	(629)	(41)	(41)
Transfers among the sub-accounts and with the
Fixed Account - net	(4)	(4,344)	(28,755)	277,975	2	1
Increase (decrease) in net assets from contract
transactions	(106,766)	(102,036)	(100,797)	244,818	(1,591)	(12,457)

INCREASE (DECREASE) IN NET ASSETS	(74,028)	(105,923)	(73,621)	225,610	19,130	(51,682)
NET ASSETS AT BEGINNING OF PERIOD	503,625	609,548	925,405	699,795	210,329	262,011
NET ASSETS AT END OF PERIOD	$429,597	$503,625	$851,784	$925,405	$229,459	$210,329

UNITS OUTSTANDING
Units outstanding at beginning of period	33,333	39,711	47,337	35,298	7,888	8,279
Units issued	729	2,110	210	14,352	—	—
Units redeemed	(7,909)	(8,488)	(5,218)	(2,313)	(59)	(391)
Units outstanding at end of period	26,153	33,333	42,329	47,337	7,829	7,888

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust (Service Class)		MFS Variable Insurance Trust (Service Class)		MFS Variable Insurance Trust (Service Class)
	Sub-Account		Sub-Account		Sub-Account
	MFS Growth (Service Class)		MFS Investors Trust (Service Class)		MFS New Discovery (Service Class)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,140)	$(1,223)	$(1,103)	$(1,044)	$(1,493)	$(1,721)
Net realized gains (losses)	5,795	11,258	14,979	20,586	6,926	4,396
Change in unrealized gains (losses)	(4,251)	(5,906)	(6,421)	(21,102)	1,843	(6,303)
Increase (decrease) in net assets from operations	404	4,129	7,455	(1,560)	7,276	(3,628)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	20	20
Benefit payments	—	—	(4,232)	—	—	—
Payments on termination	(1,740)	(12,801)	(2,104)	(15,766)	(41,953)	(4,578)
Contract Maintenance Charge	(21)	(21)	(105)	(98)	(56)	(61)
Transfers among the sub-accounts and with the
Fixed Account - net	(439)	(491)	(140)	(220)	6,772	(163)
Increase (decrease) in net assets from contract
transactions	(2,200)	(13,313)	(6,581)	(16,084)	(35,217)	(4,782)

INCREASE (DECREASE) IN NET ASSETS	(1,796)	(9,184)	874	(17,644)	(27,941)	(8,410)
NET ASSETS AT BEGINNING OF PERIOD	73,551	82,735	114,804	132,448	102,364	110,774
NET ASSETS AT END OF PERIOD	$71,755	$73,551	$115,678	$114,804	$74,423	$102,364

UNITS OUTSTANDING
Units outstanding at beginning of period	3,832	4,658	7,175	8,134	5,974	6,235
Units issued	—	—	9	12	881	64
Units redeemed	(136)	(826)	(412)	(971)	(2,857)	(325)
Units outstanding at end of period	3,696	3,832	6,772	7,175	3,998	5,974

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust (Service Class)		MFS Variable Insurance Trust (Service Class)		Morgan Stanley Variable Investment Series
	Sub-Account		Sub-Account		Sub-Account
	MFS Research (Service Class)		MFS Utilities (Service Class)		European Equity
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(324)	$(411)	$14,202	$23,102	$359,690	$1,112,789
Net realized gains (losses)	3,814	7,588	30,816	208,181	(572,111)	174,535
Change in unrealized gains (losses)	(1,354)	(7,519)	18,875	(392,638)	(826,502)	(3,009,727)
Increase (decrease) in net assets from operations	2,136	(342)	63,893	(161,355)	(1,038,923)	(1,722,403)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	21,434	5,737
Benefit payments	—	—	—	—	(1,010,509)	(1,196,160)
Payments on termination	(846)	(9,774)	(127,801)	(140,149)	(1,380,337)	(1,964,364)
Contract Maintenance Charge	(21)	(20)	(52)	(40)	(11,674)	(13,921)
Transfers among the sub-accounts and with the
Fixed Account - net	(20)	(4)	9,814	(333,042)	(1,005,529)	(100,643)
Increase (decrease) in net assets from contract
transactions	(887)	(9,798)	(118,039)	(473,231)	(3,386,615)	(3,269,351)

INCREASE (DECREASE) IN NET ASSETS	1,249	(10,140)	(54,146)	(634,586)	(4,425,538)	(4,991,754)
NET ASSETS AT BEGINNING OF PERIOD	31,808	41,948	738,298	1,372,884	26,028,597	31,020,351
NET ASSETS AT END OF PERIOD	$33,057	$31,808	$684,152	$738,298	$21,603,059	$26,028,597

UNITS OUTSTANDING
Units outstanding at beginning of period	1,984	2,577	28,109	46,946	818,875	913,159
Units issued	—	—	834	39	31,651	22,924
Units redeemed	(53)	(593)	(5,098)	(18,876)	(151,401)	(117,208)
Units outstanding at end of period	1,931	1,984	23,845	28,109	699,125	818,875

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Investment Series		Morgan Stanley Variable Investment Series		Morgan Stanley Variable Investment Series
	Sub-Account		Sub-Account		Sub-Account
	Income Plus		Limited Duration		Money Market*
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,280,562	$1,470,694	$3,968	$(10,072)	$(101,905)	$(343,992)
Net realized gains (losses)	1,690,941	824,123	(198,935)	(223,562)	—	—
Change in unrealized gains (losses)	(95,057)	(4,182,321)	407,481	128,665	—	—
Increase (decrease) in net assets from operations	2,876,446	(1,887,504)	212,514	(104,969)	(101,905)	(343,992)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	20,122	9,071	—	125	26,379	118,084
Benefit payments	(3,081,044)	(3,061,996)	(522,644)	(361,373)	(201,971)	(1,476,595)
Payments on termination	(2,940,025)	(4,221,162)	(362,972)	(492,247)	(745,337)	(5,100,129)
Contract Maintenance Charge	(19,099)	(21,449)	(3,044)	(3,369)	(5,067)	(17,645)
Transfers among the sub-accounts and with the
Fixed Account - net	(353,176)	(456,811)	(81,744)	(100,238)	(21,226,906)	2,705,723
Increase (decrease) in net assets from contract
transactions	(6,373,222)	(7,752,347)	(970,404)	(957,102)	(22,152,902)	(3,770,562)

INCREASE (DECREASE) IN NET ASSETS	(3,496,776)	(9,639,851)	(757,890)	(1,062,071)	(22,254,807)	(4,114,554)
NET ASSETS AT BEGINNING OF PERIOD	52,437,592	62,077,443	6,173,555	7,235,626	22,254,807	26,369,361
NET ASSETS AT END OF PERIOD	$48,940,816	$52,437,592	$5,415,665	$6,173,555	$—	$22,254,807

UNITS OUTSTANDING
Units outstanding at beginning of period	1,581,129	1,802,070	589,805	679,945	1,657,424	1,942,744
Units issued	55,127	57,270	26,472	16,489	130,130	615,711
Units redeemed	(238,077)	(278,211)	(116,748)	(106,629)	(1,787,554)	(901,031)
Units outstanding at end of period	1,398,179	1,581,129	499,529	589,805	—	1,657,424

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Investment Series		Morgan Stanley Variable Investment Series (Class Y Shares)		Morgan Stanley Variable Investment Series (Class Y Shares)
	Sub-Account		Sub-Account		Sub-Account
	Multi Cap Growth		European Equity (Class Y Shares)		Income Plus (Class Y Shares)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,228,423)	$(2,604,118)	$50,218	$224,568	$1,022,151	$1,250,537
Net realized gains (losses)	29,249,475	41,858,590	(96,563)	95,054	1,774,614	939,626
Change in unrealized gains (losses)	(35,389,351)	(26,100,110)	(237,739)	(764,731)	(191,700)	(4,507,969)
Increase (decrease) in net assets from operations	(8,368,299)	13,154,362	(284,084)	(445,109)	2,605,065	(2,317,806)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	6,904	59,679	8,359	1,945	21,936	4,507
Benefit payments	(5,469,770)	(8,622,731)	(53,868)	(298,503)	(2,651,668)	(2,092,740)
Payments on termination	(9,916,191)	(14,670,823)	(505,399)	(828,111)	(4,346,241)	(5,798,946)
Contract Maintenance Charge	(65,187)	(73,599)	(8,623)	(10,146)	(97,500)	(118,932)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,750,316)	(1,410,077)	(35,616)	(123,535)	229,306	(1,883,514)
Increase (decrease) in net assets from contract
transactions	(18,194,560)	(24,717,551)	(595,147)	(1,258,350)	(6,844,167)	(9,889,625)

INCREASE (DECREASE) IN NET ASSETS	(26,562,859)	(11,563,189)	(879,231)	(1,703,459)	(4,239,102)	(12,207,431)
NET ASSETS AT BEGINNING OF PERIOD	178,349,430	189,912,619	6,523,259	8,226,718	55,838,691	68,046,122
NET ASSETS AT END OF PERIOD	$151,786,571	$178,349,430	$5,644,028	$6,523,259	$51,599,589	$55,838,691

UNITS OUTSTANDING
Units outstanding at beginning of period	2,348,890	2,661,026	588,846	689,857	3,326,411	3,903,757
Units issued	68,448	69,226	17,495	27,892	169,956	130,197
Units redeemed	(326,784)	(381,362)	(72,113)	(128,903)	(575,120)	(707,543)
Units outstanding at end of period	2,090,554	2,348,890	534,228	588,846	2,921,247	3,326,411

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Investment Series (Class Y Shares)		Morgan Stanley Variable Investment Series (Class Y Shares)		Morgan Stanley Variable Investment Series (Class Y Shares)
	Sub-Account		Sub-Account		Sub-Account
	Limited Duration (Class Y Shares)		Money Market (Class Y Shares)*		Multi Cap Growth (Class Y Shares)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(118,498)	$(183,847)	$(142,184)	$(479,355)	$(772,017)	$(916,591)
Net realized gains (losses)	(660,891)	(840,996)	—	—	8,468,068	12,395,906
Change in unrealized gains (losses)	1,474,588	513,242	—	—	(10,291,619)	(8,082,905)
Increase (decrease) in net assets from operations	695,199	(511,601)	(142,184)	(479,355)	(2,595,568)	3,396,410

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	300	300	5,574	21,097	97,840	28,157
Benefit payments	(976,479)	(646,897)	(430,918)	(578,640)	(1,261,604)	(1,165,980)
Payments on termination	(1,707,281)	(2,273,529)	(1,475,304)	(5,501,918)	(3,489,218)	(5,134,598)
Contract Maintenance Charge	(38,258)	(42,492)	(15,426)	(76,126)	(61,786)	(72,255)
Transfers among the sub-accounts and with the
Fixed Account - net	(161,494)	(205,642)	(24,248,826)	2,754,946	(1,046,273)	(906,036)
Increase (decrease) in net assets from contract
transactions	(2,883,212)	(3,168,260)	(26,164,900)	(3,380,641)	(5,761,041)	(7,250,712)

INCREASE (DECREASE) IN NET ASSETS	(2,188,013)	(3,679,861)	(26,307,084)	(3,859,996)	(8,356,609)	(3,854,302)
NET ASSETS AT BEGINNING OF PERIOD	23,880,217	27,560,078	26,307,084	30,167,080	49,758,734	53,613,036
NET ASSETS AT END OF PERIOD	$21,692,204	$23,880,217	$—	$26,307,084	$41,402,125	$49,758,734

UNITS OUTSTANDING
Units outstanding at beginning of period	2,627,164	2,973,545	2,801,711	3,152,157	2,438,771	2,784,082
Units issued	86,100	103,596	94,256	632,417	81,245	74,757
Units redeemed	(396,770)	(449,977)	(2,895,967)	(982,863)	(369,229)	(420,068)
Units outstanding at end of period	2,316,494	2,627,164	—	2,801,711	2,150,787	2,438,771

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Neuberger Berman Advisors Management Trust		Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds
	Sub-Account		Sub-Account		Sub-Account
	AMT Large Cap Value		Oppenheimer Capital Appreciation		Oppenheimer Conservative Balanced
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(154)	$(166)	$(25,743)	$(41,169)	$11,557	$11,486
Net realized gains (losses)	1,721	1,578	352,654	713,713	32,289	15,931
Change in unrealized gains (losses)	3,007	(4,200)	(437,109)	(601,334)	3,187	(34,691)
Increase (decrease) in net assets from operations	4,574	(2,788)	(110,198)	71,210	47,033	(7,274)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	36,333	31,117	3,000	—
Benefit payments	—	—	(49,435)	(42,745)	11,624	(46,638)
Payments on termination	(313)	(314)	(340,770)	(287,755)	(310,446)	(68,213)
Contract Maintenance Charge	(12)	(12)	(2,196)	(2,483)	(603)	(658)
Transfers among the sub-accounts and with the
Fixed Account - net	—	—	(69,986)	(51,516)	(970)	(35,977)
Increase (decrease) in net assets from contract
transactions	(325)	(326)	(426,054)	(353,382)	(297,395)	(151,486)

INCREASE (DECREASE) IN NET ASSETS	4,249	(3,114)	(536,252)	(282,172)	(250,362)	(158,760)
NET ASSETS AT BEGINNING OF PERIOD	18,238	21,352	3,039,702	3,321,874	1,320,556	1,479,316
NET ASSETS AT END OF PERIOD	$22,487	$18,238	$2,503,450	$3,039,702	$1,070,194	$1,320,556

UNITS OUTSTANDING
Units outstanding at beginning of period	1,108	1,126	185,931	206,578	93,258	103,932
Units issued	—	—	3,434	3,551	4,888	445
Units redeemed	(19)	(18)	(30,323)	(24,198)	(25,919)	(11,119)
Units outstanding at end of period	1,089	1,108	159,042	185,931	72,227	93,258

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Core Bond		Oppenheimer Discovery Mid Cap Growth		Oppenheimer Global
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$12,200	$15,526	$(8,815)	$(9,648)	$(4,751)	$(821)
Net realized gains (losses)	(20,261)	(26,403)	72,461	93,862	208,475	238,786
Change in unrealized gains (losses)	19,017	10,332	(57,266)	(51,982)	(241,947)	(167,487)
Increase (decrease) in net assets from operations	10,956	(545)	6,380	32,232	(38,223)	70,478

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,955	1,613	—	—	22,058	21,773
Benefit payments	—	—	(11,307)	(7,308)	(21,175)	(32,668)
Payments on termination	(45,805)	(113,500)	(40,086)	(34,353)	(273,479)	(132,590)
Contract Maintenance Charge	(551)	(602)	(206)	(213)	(1,632)	(1,880)
Transfers among the sub-accounts and with the
Fixed Account - net	(38,055)	(18,749)	(17,094)	(589)	(149,070)	(40,489)
Increase (decrease) in net assets from contract
transactions	(82,456)	(131,238)	(68,693)	(42,463)	(423,298)	(185,854)

INCREASE (DECREASE) IN NET ASSETS	(71,500)	(131,783)	(62,313)	(10,231)	(461,521)	(115,376)
NET ASSETS AT BEGINNING OF PERIOD	555,801	687,584	616,535	626,766	2,412,243	2,527,619
NET ASSETS AT END OF PERIOD	$484,301	$555,801	$554,222	$616,535	$1,950,722	$2,412,243

UNITS OUTSTANDING
Units outstanding at beginning of period	44,910	55,357	57,888	61,997	90,264	97,056
Units issued	2,260	662	21	3,936	1,644	1,770
Units redeemed	(8,776)	(11,109)	(5,485)	(8,045)	(18,995)	(8,562)
Units outstanding at end of period	38,394	44,910	52,424	57,888	72,913	90,264

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Global Strategic Income		Oppenheimer Main Street		Oppenheimer Main Street Small Cap
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$51,086	$68,149	$(4,722)	$(8,365)	$(7,918)	$(4,850)
Net realized gains (losses)	(3,574)	19,627	225,670	304,972	76,752	238,836
Change in unrealized gains (losses)	23,504	(141,845)	(90,808)	(268,798)	90,754	(316,551)
Increase (decrease) in net assets from operations	71,016	(54,069)	130,140	27,809	159,588	(82,565)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5,461	1,539	—	—	2,470	2,570
Benefit payments	(35,750)	(50,555)	(45,778)	(14,938)	(456)	(583)
Payments on termination	(104,216)	(66,600)	(188,085)	(182,797)	(143,187)	(160,602)
Contract Maintenance Charge	(677)	(712)	(831)	(887)	(1,348)	(1,414)
Transfers among the sub-accounts and with the
Fixed Account - net	(234)	(213,847)	(30,273)	(5,265)	151,703	(27,313)
Increase (decrease) in net assets from contract
transactions	(135,416)	(330,175)	(264,967)	(203,887)	9,182	(187,342)

INCREASE (DECREASE) IN NET ASSETS	(64,400)	(384,244)	(134,827)	(176,078)	168,770	(269,907)
NET ASSETS AT BEGINNING OF PERIOD	1,462,299	1,846,543	1,449,363	1,625,441	1,014,466	1,284,373
NET ASSETS AT END OF PERIOD	$1,397,899	$1,462,299	$1,314,536	$1,449,363	$1,183,236	$1,014,466

UNITS OUTSTANDING
Units outstanding at beginning of period	111,102	129,948	89,471	101,990	29,724	34,903
Units issued	1,264	1,576	777	51	6,901	1,103
Units redeemed	(10,007)	(20,422)	(16,508)	(12,570)	(6,478)	(6,282)
Units outstanding at end of period	102,359	111,102	73,740	89,471	30,147	29,724

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Capital Appreciation (SS)		Oppenheimer Conservative Balanced (SS)		Oppenheimer Core Bond (SS)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(256,576)	$(359,585)	$37,456	$32,456	$286,463	$466,692
Net realized gains (losses)	2,365,772	6,061,312	15,302	27,823	(415,000)	(712,503)
Change in unrealized gains (losses)	(2,933,145)	(5,243,345)	187,614	(130,630)	398,602	126,671
Increase (decrease) in net assets from operations	(823,949)	458,382	240,372	(70,351)	270,065	(119,140)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	13,385	49,038	2,525	32,361	30,236	16,631
Benefit payments	(440,641)	(743,174)	(90,660)	(548,571)	(900,543)	(1,080,369)
Payments on termination	(2,045,091)	(3,500,376)	(603,035)	(890,920)	(2,198,734)	(3,332,160)
Contract Maintenance Charge	(62,594)	(77,973)	(30,818)	(33,402)	(60,172)	(75,034)
Transfers among the sub-accounts and with the
Fixed Account - net	83,501	(1,091,196)	(25,848)	(374,862)	349,117	(1,083,200)
Increase (decrease) in net assets from contract
transactions	(2,451,440)	(5,363,681)	(747,836)	(1,815,394)	(2,780,096)	(5,554,132)

INCREASE (DECREASE) IN NET ASSETS	(3,275,389)	(4,905,299)	(507,464)	(1,885,745)	(2,510,031)	(5,673,272)
NET ASSETS AT BEGINNING OF PERIOD	19,607,881	24,513,180	7,353,133	9,238,878	16,235,225	21,908,497
NET ASSETS AT END OF PERIOD	$16,332,492	$19,607,881	$6,845,669	$7,353,133	$13,725,194	$16,235,225

UNITS OUTSTANDING
Units outstanding at beginning of period	956,016	1,214,621	491,072	609,998	1,805,373	2,420,493
Units issued	57,822	29,101	36,869	18,249	144,290	163,963
Units redeemed	(183,425)	(287,706)	(85,306)	(137,175)	(444,295)	(779,083)
Units outstanding at end of period	830,413	956,016	442,635	491,072	1,505,368	1,805,373

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Discovery Mid Cap Growth (SS)		Oppenheimer Global (SS)		Oppenheimer Global Strategic Income (SS)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(99,287)	$(117,038)	$(63,500)	$(55,009)	$1,185,295	$1,865,154
Net realized gains (losses)	812,375	1,279,834	711,512	1,445,194	(381,538)	(35,729)
Change in unrealized gains (losses)	(687,005)	(812,370)	(839,483)	(1,054,871)	977,683	(3,556,329)
Increase (decrease) in net assets from operations	26,083	350,426	(191,471)	335,314	1,781,440	(1,726,904)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,484	34,422	81,413	27,139	48,976	61,615
Benefit payments	(80,757)	(125,231)	(136,651)	(302,304)	(943,462)	(2,209,761)
Payments on termination	(534,013)	(739,257)	(873,275)	(1,395,066)	(4,597,176)	(6,829,565)
Contract Maintenance Charge	(24,364)	(28,460)	(26,144)	(32,271)	(150,569)	(171,694)
Transfers among the sub-accounts and with the
Fixed Account - net	(139,106)	(130,054)	(112,726)	(830,357)	(569,066)	(274,513)
Increase (decrease) in net assets from contract
transactions	(774,756)	(988,580)	(1,067,383)	(2,532,859)	(6,211,297)	(9,423,918)

INCREASE (DECREASE) IN NET ASSETS	(748,673)	(638,154)	(1,258,854)	(2,197,545)	(4,429,857)	(11,150,822)
NET ASSETS AT BEGINNING OF PERIOD	6,562,060	7,200,214	8,730,285	10,927,830	41,666,428	52,817,250
NET ASSETS AT END OF PERIOD	$5,813,387	$6,562,060	$7,471,431	$8,730,285	$37,236,571	$41,666,428

UNITS OUTSTANDING
Units outstanding at beginning of period	290,718	333,381	306,801	391,298	2,412,748	2,933,323
Units issued	14,846	25,193	20,262	15,858	124,094	91,819
Units redeemed	(48,534)	(67,856)	(59,489)	(100,355)	(473,296)	(612,394)
Units outstanding at end of period	257,030	290,718	267,574	306,801	2,063,546	2,412,748

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))		PIMCO Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Main Street (SS)		Oppenheimer Main Street Small Cap (SS)		Foreign Bond (US Dollar-Hedged)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(242,049)	$(361,988)	$(184,670)	$(160,289)	$—	$13
Net realized gains (losses)	4,991,244	8,550,702	979,134	3,335,127	14	28
Change in unrealized gains (losses)	(1,988,167)	(7,638,646)	1,185,655	(4,367,575)	15	(63)
Increase (decrease) in net assets from operations	2,761,028	550,068	1,980,119	(1,192,737)	29	(22)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	25,250	31,853	6,382	50,973	—	—
Benefit payments	(828,141)	(1,223,742)	(372,724)	(336,240)	—	—
Payments on termination	(3,571,412)	(5,359,026)	(1,479,156)	(2,337,043)	(384)	(481)
Contract Maintenance Charge	(110,021)	(122,779)	(52,102)	(58,015)	(4)	(4)
Transfers among the sub-accounts and with the
Fixed Account - net	(962,199)	(720,918)	(511,085)	164,089	(2)	13
Increase (decrease) in net assets from contract
transactions	(5,446,523)	(7,394,612)	(2,408,685)	(2,516,236)	(390)	(472)

INCREASE (DECREASE) IN NET ASSETS	(2,685,495)	(6,844,544)	(428,566)	(3,708,973)	(361)	(494)
NET ASSETS AT BEGINNING OF PERIOD	33,156,808	40,001,352	14,216,707	17,925,680	961	1,455
NET ASSETS AT END OF PERIOD	$30,471,313	$33,156,808	$13,788,141	$14,216,707	$600	$961

UNITS OUTSTANDING
Units outstanding at beginning of period	1,461,337	1,783,628	449,666	522,817	56	83
Units issued	37,440	92,160	20,123	38,346	—	1
Units redeemed	(270,606)	(414,451)	(92,900)	(111,497)	(23)	(28)
Units outstanding at end of period	1,228,171	1,461,337	376,889	449,666	33	56

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	Money Market*		PIMCO VIT Total Return		PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(173)	$(274)	$8	$57	$(6,596)	$39,101
Net realized gains (losses)	—	2	1	20	(305,749)	(307,502)
Change in unrealized gains (losses)	—	—	9	(94)	428,396	(116,922)
Increase (decrease) in net assets from operations	(173)	(272)	18	(17)	116,051	(385,323)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	150	600
Benefit payments	—	—	—	—	(11,759)	(42,500)
Payments on termination	(579)	(596)	—	—	(70,936)	(169,544)
Contract Maintenance Charge	(38)	(41)	(5)	(6)	(3,522)	(4,594)
Transfers among the sub-accounts and with the
Fixed Account - net	(17,182)	4	34	(1)	(99,011)	7,832
Increase (decrease) in net assets from contract
transactions	(17,799)	(633)	29	(7)	(185,078)	(208,206)

INCREASE (DECREASE) IN NET ASSETS	(17,972)	(905)	47	(24)	(69,027)	(593,529)
NET ASSETS AT BEGINNING OF PERIOD	17,972	18,877	1,600	1,624	1,012,630	1,606,159
NET ASSETS AT END OF PERIOD	$—	$17,972	$1,647	$1,600	$943,603	$1,012,630

UNITS OUTSTANDING
Units outstanding at beginning of period	1,859	1,924	95	95	203,839	236,093
Units issued	—	3	6	3	9,784	16,904
Units redeemed	(1,859)	(68)	(5)	(3)	(45,779)	(49,158)
Units outstanding at end of period	—	1,859	96	95	167,844	203,839

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	PIMCO VIT Emerging Markets Bond (Advisor Shares)		PIMCO VIT Real Return (Advisor Shares)		PIMCO VIT Total Return (Advisor Shares)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$23,221	$30,940	$10,178	$45,781	$36,066	$369,241
Net realized gains (losses)	(26,748)	(23,475)	(19,567)	(11,319)	(19,790)	194,005
Change in unrealized gains (losses)	77,392	(41,159)	79,706	(131,491)	94,985	(703,677)
Increase (decrease) in net assets from operations	73,865	(33,694)	70,317	(97,029)	111,261	(140,431)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	350	—	2,050	600
Benefit payments	(49,063)	(30,152)	(33,695)	(55,472)	(470,910)	(203,241)
Payments on termination	(58,653)	(127,172)	(200,872)	(638,075)	(1,021,158)	(1,435,822)
Contract Maintenance Charge	(2,571)	(3,793)	(9,051)	(10,167)	(39,840)	(45,730)
Transfers among the sub-accounts and with the
Fixed Account - net	(48,917)	(49,386)	(75,768)	27,491	309,019	(263,607)
Increase (decrease) in net assets from contract
transactions	(159,204)	(210,503)	(319,036)	(676,223)	(1,220,839)	(1,947,800)

INCREASE (DECREASE) IN NET ASSETS	(85,339)	(244,197)	(248,719)	(773,252)	(1,109,578)	(2,088,231)
NET ASSETS AT BEGINNING OF PERIOD	724,762	968,959	2,045,051	2,818,303	11,146,236	13,234,467
NET ASSETS AT END OF PERIOD	$639,423	$724,762	$1,796,332	$2,045,051	$10,036,658	$11,146,236

UNITS OUTSTANDING
Units outstanding at beginning of period	52,074	67,041	162,249	214,616	773,110	906,872
Units issued	6,100	1,301	3,952	4,397	53,469	38,109
Units redeemed	(17,018)	(16,268)	(28,605)	(56,764)	(137,124)	(171,871)
Units outstanding at end of period	41,156	52,074	137,596	162,249	689,455	773,110

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Profunds VP		Profunds VP		Profunds VP
	Sub-Account		Sub-Account		Sub-Account
	ProFund VP Financials		ProFund VP Health Care		ProFund VP Large-Cap Value
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(9)	$(19)	$(9)	$(26)	$(391)	$(108)
Net realized gains (losses)	565	47	881	161	3,606	(5,296)
Change in unrealized gains (losses)	(614)	(77)	(963)	(75)	1,852	(4,194)
Increase (decrease) in net assets from operations	(58)	(49)	(91)	60	5,067	(9,598)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(1,607)	—	(1,577)	—	—	—
Contract Maintenance Charge	(1)	—	(1)	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	40	(95)	(57)	(271)	55,033	(306,073)
Increase (decrease) in net assets from contract
transactions	(1,568)	(95)	(1,635)	(271)	55,033	(306,073)

INCREASE (DECREASE) IN NET ASSETS	(1,626)	(144)	(1,726)	(211)	60,100	(315,671)
NET ASSETS AT BEGINNING OF PERIOD	1,626	1,770	1,726	1,937	—	315,671
NET ASSETS AT END OF PERIOD	$—	$1,626	$—	$1,726	$60,100	$—

UNITS OUTSTANDING
Units outstanding at beginning of period	170	179	80	92	—	25,934
Units issued	4	—	—	—	13,767	—
Units redeemed	(174)	(9)	(80)	(12)	(9,086)	(25,934)
Units outstanding at end of period	—	170	—	80	4,681	—
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Profunds VP		Profunds VP		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	ProFund VP Telecommunications		ProFund VP Utilities		VT American Government Income
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(10)	$4	$(71)	$71	$72,503	$127,599
Net realized gains (losses)	377	3	5,757	123	(393,460)	(453,750)
Change in unrealized gains (losses)	(173)	(7)	(3,958)	(1,215)	166,281	1,077
Increase (decrease) in net assets from operations	194	—	1,728	(1,021)	(154,676)	(325,074)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	35,793	11,676
Benefit payments	—	—	—	—	(187,760)	(406,328)
Payments on termination	(1,836)	—	(13,810)	—	(1,293,536)	(2,067,987)
Contract Maintenance Charge	(1)	(1)	(9)	(8)	(32,079)	(35,668)
Transfers among the sub-accounts and with the
Fixed Account - net	(24)	88	(2)	—	(408,407)	(53,316)
Increase (decrease) in net assets from contract
transactions	(1,861)	87	(13,821)	(8)	(1,885,989)	(2,551,623)

INCREASE (DECREASE) IN NET ASSETS	(1,667)	87	(12,093)	(1,029)	(2,040,665)	(2,876,697)
NET ASSETS AT BEGINNING OF PERIOD	1,667	1,580	12,093	13,122	15,280,242	18,156,939
NET ASSETS AT END OF PERIOD	$—	$1,667	$—	$12,093	$13,239,577	$15,280,242

UNITS OUTSTANDING
Units outstanding at beginning of period	151	143	1,008	1,008	925,196	1,067,738
Units issued	—	8	—	—	53,437	63,802
Units redeemed	(151)	—	(1,008)	—	(159,971)	(206,344)
Units outstanding at end of period	—	151	—	1,008	818,662	925,196

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Capital Opportunities		VT Diversified Income		VT Equity Income
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(20,697)	$(41,509)	$1,075,078	$1,828,681	$252,540	$128,574
Net realized gains (losses)	72,331	606,891	(852,850)	(896,771)	5,425,455	6,209,564
Change in unrealized gains (losses)	365,499	(897,043)	399,302	(1,732,414)	856,445	(9,163,981)
Increase (decrease) in net assets from operations	417,133	(331,661)	621,530	(800,504)	6,534,440	(2,825,843)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	600	848	6,511	65,110	82,389	62,456
Benefit payments	(74,140)	(182,400)	(672,297)	(1,445,971)	(1,244,227)	(1,893,801)
Payments on termination	(248,716)	(301,918)	(1,157,462)	(1,823,261)	(4,599,826)	(7,480,465)
Contract Maintenance Charge	(11,250)	(11,629)	(34,746)	(39,934)	(172,002)	(185,649)
Transfers among the sub-accounts and with the
Fixed Account - net	33,764	1,596	(670,622)	(630,713)	(827,947)	(754,990)
Increase (decrease) in net assets from contract
transactions	(299,742)	(493,503)	(2,528,616)	(3,874,769)	(6,761,613)	(10,252,449)

INCREASE (DECREASE) IN NET ASSETS	117,391	(825,164)	(1,907,086)	(4,675,273)	(227,173)	(13,078,292)
NET ASSETS AT BEGINNING OF PERIOD	3,316,655	4,141,819	19,462,489	24,137,762	59,579,442	72,657,734
NET ASSETS AT END OF PERIOD	$3,434,046	$3,316,655	$17,555,403	$19,462,489	$59,352,269	$59,579,442

UNITS OUTSTANDING
Units outstanding at beginning of period	128,961	146,648	1,087,308	1,300,138	2,518,324	2,930,688
Units issued	9,816	3,881	24,465	69,945	153,217	104,537
Units redeemed	(21,505)	(21,568)	(167,720)	(282,775)	(433,065)	(516,901)
Units outstanding at end of period	117,272	128,961	944,053	1,087,308	2,238,476	2,518,324

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT George Putnam Balanced		VT Global Asset Allocation		VT Global Equity
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$133,804	$156,509	$100,105	$165,316	$(38,447)	$(62,358)
Net realized gains (losses)	190,172	403,556	1,569,264	2,764,204	20,478	184,597
Change in unrealized gains (losses)	2,373,709	(1,709,399)	(694,856)	(3,173,509)	(55,925)	(527,658)
Increase (decrease) in net assets from operations	2,697,685	(1,149,334)	974,513	(243,989)	(73,894)	(405,419)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	106,407	53,694	1,177	100,472	39,452	7,093
Benefit payments	(1,480,041)	(1,375,241)	(397,040)	(556,939)	(305,349)	(400,081)
Payments on termination	(3,111,705)	(4,911,298)	(1,462,643)	(2,334,997)	(719,712)	(1,054,928)
Contract Maintenance Charge	(115,546)	(121,396)	(56,276)	(62,625)	(36,962)	(38,708)
Transfers among the sub-accounts and with the
Fixed Account - net	1,141,240	(1,206,131)	(475,680)	631,948	(171,569)	(560,064)
Increase (decrease) in net assets from contract
transactions	(3,459,645)	(7,560,372)	(2,390,462)	(2,222,141)	(1,194,140)	(2,046,688)

INCREASE (DECREASE) IN NET ASSETS	(761,960)	(8,709,706)	(1,415,949)	(2,466,130)	(1,268,034)	(2,452,107)
NET ASSETS AT BEGINNING OF PERIOD	44,503,574	53,213,280	20,856,451	23,322,581	13,641,185	16,093,292
NET ASSETS AT END OF PERIOD	$43,741,614	$44,503,574	$19,440,502	$20,856,451	$12,373,151	$13,641,185

UNITS OUTSTANDING
Units outstanding at beginning of period	3,058,434	3,563,681	1,162,202	1,274,352	1,232,948	1,408,102
Units issued	271,277	110,063	45,141	105,273	39,040	34,668
Units redeemed	(493,878)	(615,310)	(174,461)	(217,423)	(145,791)	(209,822)
Units outstanding at end of period	2,835,833	3,058,434	1,032,882	1,162,202	1,126,197	1,232,948

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Global Health Care		VT Global Utilities		VT Government Money Market*
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(361,704)	$(451,067)	$44	$73,223	$(637,022)	$(781,748)
Net realized gains (losses)	3,872,684	4,326,364	413,514	174,745	—	—
Change in unrealized gains (losses)	(7,143,495)	(1,894,915)	(307,736)	(1,382,407)	—	—
Increase (decrease) in net assets from operations	(3,632,515)	1,980,382	105,822	(1,134,439)	(637,022)	(781,748)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	45,210	66,636	2,138	4,187	9,895	105,242
Benefit payments	(354,187)	(588,641)	(225,118)	(350,667)	(3,070,301)	(1,862,514)
Payments on termination	(1,085,989)	(2,878,554)	(617,651)	(639,918)	(9,392,708)	(11,575,578)
Contract Maintenance Charge	(78,780)	(86,243)	(21,704)	(23,568)	(192,203)	(221,633)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,433,790)	3,509	(251,286)	(160,710)	7,188,248	3,891,941
Increase (decrease) in net assets from contract
transactions	(3,907,536)	(3,483,293)	(1,113,621)	(1,170,676)	(5,457,069)	(9,662,542)

INCREASE (DECREASE) IN NET ASSETS	(7,540,051)	(1,502,911)	(1,007,799)	(2,305,115)	(6,094,091)	(10,444,290)
NET ASSETS AT BEGINNING OF PERIOD	29,429,297	30,932,208	8,453,956	10,759,071	44,960,241	55,404,531
NET ASSETS AT END OF PERIOD	$21,889,246	$29,429,297	$7,446,157	$8,453,956	$38,866,150	$44,960,241

UNITS OUTSTANDING
Units outstanding at beginning of period	1,084,970	1,208,912	651,164	733,313	4,647,000	5,641,508
Units issued	32,865	52,079	37,522	32,590	1,458,200	1,698,584
Units redeemed	(194,616)	(176,021)	(118,816)	(114,739)	(2,010,305)	(2,693,092)
Units outstanding at end of period	923,219	1,084,970	569,870	651,164	4,094,895	4,647,000

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Growth and Income		VT Growth Opportunities*		VT High Yield
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$328,752	$575,188	$(220,024)	$(108,024)	$1,298,476	$1,740,574
Net realized gains (losses)	5,079,053	3,547,517	972,700	1,770,065	(634,561)	(349,770)
Change in unrealized gains (losses)	7,879,887	(15,697,250)	144,003	(1,679,707)	2,657,803	(3,248,024)
Increase (decrease) in net assets from operations	13,287,692	(11,574,545)	896,679	(17,666)	3,321,718	(1,857,220)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	62,743	130,944	9,021	3,402	45,791	19,817
Benefit payments	(4,251,204)	(4,762,643)	(294,752)	(176,721)	(888,975)	(821,743)
Payments on termination	(8,440,209)	(10,938,143)	(1,267,312)	(722,063)	(2,336,964)	(3,785,268)
Contract Maintenance Charge	(257,251)	(281,866)	(53,128)	(25,611)	(75,046)	(83,662)
Transfers among the sub-accounts and with the
Fixed Account - net	(4,238,640)	(2,684,660)	78,938,012	(86,151)	(1,172,355)	(708,665)
Increase (decrease) in net assets from contract
transactions	(17,124,561)	(18,536,368)	77,331,841	(1,007,144)	(4,427,549)	(5,379,521)

INCREASE (DECREASE) IN NET ASSETS	(3,836,869)	(30,110,913)	78,228,520	(1,024,810)	(1,105,831)	(7,236,741)
NET ASSETS AT BEGINNING OF PERIOD	115,058,738	145,169,651	9,212,002	10,236,812	26,051,870	33,288,611
NET ASSETS AT END OF PERIOD	$111,221,869	$115,058,738	$87,440,522	$9,212,002	$24,946,039	$26,051,870

UNITS OUTSTANDING
Units outstanding at beginning of period	7,628,374	8,761,338	1,178,760	1,305,969	1,268,905	1,511,828
Units issued	214,409	144,588	9,153,639	46,661	206,936	68,870
Units redeemed	(1,343,270)	(1,277,552)	(315,028)	(173,870)	(401,741)	(311,793)
Units outstanding at end of period	6,499,513	7,628,374	10,017,371	1,178,760	1,074,100	1,268,905

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Income		VT International Equity		VT International Growth
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,703,209	$2,309,375	$1,096,921	$(247,155)	$(40,751)	$(163,432)
Net realized gains (losses)	(797,611)	(368,417)	(1,494,895)	(573,503)	200,428	341,602
Change in unrealized gains (losses)	(600,282)	(3,766,303)	(2,147,594)	404,141	(991,218)	(159,929)
Increase (decrease) in net assets from operations	305,316	(1,825,345)	(2,545,568)	(416,517)	(831,541)	18,241

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	45,069	56,219	104,822	98,155	21,012	36,367
Benefit payments	(1,788,124)	(2,442,167)	(1,496,010)	(2,037,133)	(362,914)	(122,299)
Payments on termination	(5,354,003)	(7,572,929)	(4,073,384)	(7,066,100)	(397,903)	(774,920)
Contract Maintenance Charge	(165,300)	(186,925)	(150,370)	(177,898)	(37,447)	(40,307)
Transfers among the sub-accounts and with the
Fixed Account - net	(715,198)	(723,489)	(903,884)	(929,921)	(226,219)	(161,701)
Increase (decrease) in net assets from contract
transactions	(7,977,556)	(10,869,291)	(6,518,826)	(10,112,897)	(1,003,471)	(1,062,860)

INCREASE (DECREASE) IN NET ASSETS	(7,672,240)	(12,694,636)	(9,064,394)	(10,529,414)	(1,835,012)	(1,044,619)
NET ASSETS AT BEGINNING OF PERIOD	60,043,685	72,738,321	63,685,669	74,215,083	10,671,652	11,716,271
NET ASSETS AT END OF PERIOD	$52,371,445	$60,043,685	$54,621,275	$63,685,669	$8,836,640	$10,671,652

UNITS OUTSTANDING
Units outstanding at beginning of period	3,573,126	4,213,581	4,742,725	5,418,551	874,210	967,566
Units issued	183,779	139,014	245,910	254,486	33,906	26,391
Units redeemed	(654,924)	(779,469)	(747,313)	(930,312)	(124,455)	(119,747)
Units outstanding at end of period	3,101,981	3,573,126	4,241,322	4,742,725	783,661	874,210

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT International Value		VT Investors		VT Multi-Cap Growth
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$102,567	$(6,910)	$(31,332)	$(110,314)	$(459,202)	$(695,985)
Net realized gains (losses)	(385,790)	(440,034)	3,508,865	2,905,985	9,074,132	5,262,795
Change in unrealized gains (losses)	228,122	115,440	800,114	(4,513,948)	(4,714,904)	(5,629,233)
Increase (decrease) in net assets from operations	(55,101)	(331,504)	4,277,647	(1,718,277)	3,900,026	(1,062,423)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	32,936	8,504	33,634	21,062	128,174	188,466
Benefit payments	(180,767)	(515,587)	(1,780,391)	(1,451,212)	(1,338,286)	(1,824,171)
Payments on termination	(450,658)	(783,924)	(2,615,068)	(4,125,861)	(4,351,313)	(5,655,511)
Contract Maintenance Charge	(31,835)	(34,846)	(116,523)	(126,066)	(216,883)	(227,662)
Transfers among the sub-accounts and with the
Fixed Account - net	(244,772)	(304,325)	(1,546,515)	(1,718,659)	(2,289,175)	(2,387,184)
Increase (decrease) in net assets from contract
transactions	(875,096)	(1,630,178)	(6,024,863)	(7,400,736)	(8,067,483)	(9,906,062)

INCREASE (DECREASE) IN NET ASSETS	(930,197)	(1,961,682)	(1,747,216)	(9,119,013)	(4,167,457)	(10,968,485)
NET ASSETS AT BEGINNING OF PERIOD	10,932,219	12,893,901	46,073,259	55,192,272	69,881,849	80,850,334
NET ASSETS AT END OF PERIOD	$10,002,022	$10,932,219	$44,326,043	$46,073,259	$65,714,392	$69,881,849

UNITS OUTSTANDING
Units outstanding at beginning of period	850,399	967,696	3,592,701	4,135,154	5,488,157	6,237,807
Units issued	27,165	29,282	52,044	66,413	99,812	117,033
Units redeemed	(96,178)	(146,579)	(523,825)	(608,866)	(725,117)	(866,683)
Units outstanding at end of period	781,386	850,399	3,120,920	3,592,701	4,862,852	5,488,157

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Multi-Cap Value		VT Research		VT Small Cap Value
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(42,767)	$(31,607)	$31,179	$(26,332)	$(96,880)	$(228,900)
Net realized gains (losses)	771,295	1,406,991	1,233,753	1,467,676	2,573,588	3,979,687
Change in unrealized gains (losses)	(66,803)	(1,703,390)	446,999	(2,082,563)	4,897,035	(5,664,299)
Increase (decrease) in net assets from operations	661,725	(328,006)	1,711,931	(641,219)	7,373,743	(1,913,512)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,626	3,317	11,809	15,807	18,802	25,988
Benefit payments	(14,222)	(211,674)	(463,640)	(429,754)	(523,536)	(1,451,804)
Payments on termination	(352,024)	(398,380)	(1,293,979)	(2,030,743)	(1,894,830)	(3,425,187)
Contract Maintenance Charge	(17,274)	(17,060)	(58,902)	(60,887)	(54,371)	(57,318)
Transfers among the sub-accounts and with the
Fixed Account - net	297,741	(708,864)	(798,618)	(486,976)	(624,739)	(1,027,824)
Increase (decrease) in net assets from contract
transactions	(81,153)	(1,332,661)	(2,603,330)	(2,992,553)	(3,078,674)	(5,936,145)

INCREASE (DECREASE) IN NET ASSETS	580,572	(1,660,667)	(891,399)	(3,633,772)	4,295,069	(7,849,657)
NET ASSETS AT BEGINNING OF PERIOD	5,667,516	7,328,183	21,897,792	25,531,564	31,396,735	39,246,392
NET ASSETS AT END OF PERIOD	$6,248,088	$5,667,516	$21,006,393	$21,897,792	$35,691,804	$31,396,735

UNITS OUTSTANDING
Units outstanding at beginning of period	210,684	256,796	1,434,943	1,619,310	1,229,150	1,442,145
Units issued	24,997	10,009	39,051	40,652	59,847	23,657
Units redeemed	(27,043)	(56,121)	(206,732)	(225,019)	(179,573)	(236,652)
Units outstanding at end of period	208,638	210,684	1,267,262	1,434,943	1,109,424	1,229,150

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		The Universal Institutional Funds, Inc.		The Universal Institutional Funds, Inc.
	Sub-Account		Sub-Account		Sub-Account
	VT Voyager*		Morgan Stanley UIF Core Plus Fixed Income		Morgan Stanley UIF Emerging Markets Equity
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(113,286)	$(360,656)	$1,404	$6,984	$(156,437)	$(139,197)
Net realized gains (losses)	8,825,502	18,935,199	3,038	6,897	(72,402)	106,707
Change in unrealized gains (losses)	(8,736,347)	(25,820,491)	12,023	(19,895)	860,128	(1,892,909)
Increase (decrease) in net assets from operations	(24,131)	(7,245,948)	16,465	(6,014)	631,289	(1,925,399)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	107,862	233,693	2,522	—	4,918	4,401
Benefit payments	(1,845,263)	(2,589,074)	(11,145)	(17,716)	(163,163)	(505,199)
Payments on termination	(5,489,066)	(8,415,302)	(141,674)	(12,553)	(690,929)	(1,132,097)
Contract Maintenance Charge	(201,457)	(261,203)	(174)	(176)	(5,396)	(6,197)
Transfers among the sub-accounts and with the
Fixed Account - net	(81,366,764)	(1,984,088)	23,221	(381,321)	(150,887)	(715,375)
Increase (decrease) in net assets from contract
transactions	(88,794,688)	(13,015,974)	(127,250)	(411,766)	(1,005,457)	(2,354,467)

INCREASE (DECREASE) IN NET ASSETS	(88,818,819)	(20,261,922)	(110,785)	(417,780)	(374,168)	(4,279,866)
NET ASSETS AT BEGINNING OF PERIOD	88,818,819	109,080,741	354,059	771,839	13,808,979	18,088,845
NET ASSETS AT END OF PERIOD	$—	$88,818,819	$243,274	$354,059	$13,434,811	$13,808,979

UNITS OUTSTANDING
Units outstanding at beginning of period	6,219,159	7,084,805	23,504	52,023	810,068	935,578
Units issued	192,949	148,214	3,223	6	50,435	20,423
Units redeemed	(6,412,108)	(1,013,860)	(11,178)	(28,525)	(103,699)	(145,933)
Units outstanding at end of period	—	6,219,159	15,549	23,504	756,804	810,068

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Universal Institutional Funds, Inc.		The Universal Institutional Funds, Inc.		The Universal Institutional Funds, Inc.
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley UIF Global Infrastructure		Morgan Stanley UIF Global Strategist		Morgan Stanley UIF Growth
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$338,079	$177,610	$(850,890)	$180,501	$(375,971)	$(415,425)
Net realized gains (losses)	1,598,644	4,746,245	(414,787)	256,173	4,612,166	5,394,131
Change in unrealized gains (losses)	3,165,752	(12,035,811)	3,660,308	(6,097,056)	(5,002,662)	(2,491,569)
Increase (decrease) in net assets from operations	5,102,475	(7,111,956)	2,394,631	(5,660,382)	(766,467)	2,487,137

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	953	10,055	12,365	15,011	289,606	16,330
Benefit payments	(2,148,551)	(3,081,773)	(3,857,853)	(3,619,275)	(485,352)	(931,475)
Payments on termination	(2,484,442)	(3,452,487)	(4,351,906)	(5,008,504)	(1,686,526)	(1,576,195)
Contract Maintenance Charge	(15,901)	(18,525)	(24,199)	(28,456)	(24,816)	(27,712)
Transfers among the sub-accounts and with the
Fixed Account - net	(652,447)	(1,092,374)	(1,113,246)	(983,621)	(326,952)	(118,401)
Increase (decrease) in net assets from contract
transactions	(5,300,388)	(7,635,104)	(9,334,839)	(9,624,845)	(2,234,040)	(2,637,453)

INCREASE (DECREASE) IN NET ASSETS	(197,913)	(14,747,060)	(6,940,208)	(15,285,227)	(3,000,507)	(150,316)
NET ASSETS AT BEGINNING OF PERIOD	38,448,788	53,195,848	64,427,779	79,713,006	25,120,702	25,271,018
NET ASSETS AT END OF PERIOD	$38,250,875	$38,448,788	$57,487,571	$64,427,779	$22,120,195	$25,120,702

UNITS OUTSTANDING
Units outstanding at beginning of period	1,029,379	1,230,231	4,840,923	5,573,659	1,233,710	1,367,496
Units issued	22,768	19,882	113,012	138,184	95,554	134,147
Units redeemed	(145,463)	(220,734)	(786,015)	(870,920)	(205,492)	(267,933)
Units outstanding at end of period	906,684	1,029,379	4,167,920	4,840,923	1,123,772	1,233,710

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Universal Institutional Funds, Inc.		The Universal Institutional Funds, Inc.		The Universal Institutional Funds, Inc. (Class II)
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley UIF Mid Cap Growth		Morgan Stanley UIF U.S. Real Estate		Morgan Stanley UIF Emerging Markets Debt (Class II)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(169,280)	$(219,318)	$(59,457)	$(61,364)	$297,520	$330,564
Net realized gains (losses)	255,663	2,404,629	674,903	1,150,667	(112,951)	(130,667)
Change in unrealized gains (losses)	(1,219,122)	(3,119,714)	215,763	(992,295)	472,789	(419,343)
Increase (decrease) in net assets from operations	(1,132,739)	(934,403)	831,209	97,008	657,358	(219,446)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	120	26,845	12,461	30,653	13,221	5,209
Benefit payments	(136,327)	(466,982)	(563,897)	(419,057)	(270,773)	(252,787)
Payments on termination	(485,573)	(1,014,625)	(1,042,528)	(2,066,312)	(707,686)	(1,257,539)
Contract Maintenance Charge	(3,415)	(3,940)	(5,028)	(5,289)	(26,392)	(30,720)
Transfers among the sub-accounts and with the
Fixed Account - net	(367,684)	(462,099)	(257,328)	(305,070)	(444,542)	(225,796)
Increase (decrease) in net assets from contract
transactions	(992,879)	(1,920,801)	(1,856,320)	(2,765,075)	(1,436,172)	(1,761,633)

INCREASE (DECREASE) IN NET ASSETS	(2,125,618)	(2,855,204)	(1,025,111)	(2,668,067)	(778,814)	(1,981,079)
NET ASSETS AT BEGINNING OF PERIOD	11,381,646	14,236,850	17,384,193	20,052,260	7,918,214	9,899,293
NET ASSETS AT END OF PERIOD	$9,256,028	$11,381,646	$16,359,082	$17,384,193	$7,139,400	$7,918,214

UNITS OUTSTANDING
Units outstanding at beginning of period	481,690	557,658	431,184	500,498	350,898	425,495
Units issued	13,545	15,283	9,624	36,712	16,379	14,952
Units redeemed	(58,330)	(91,251)	(53,636)	(106,026)	(77,061)	(89,549)
Units outstanding at end of period	436,905	481,690	387,172	431,184	290,216	350,898

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Universal Institutional Funds, Inc. (Class II)		The Universal Institutional Funds, Inc. (Class II)		The Universal Institutional Funds, Inc. (Class II)
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley UIF Emerging Markets Equity (Class II)		Morgan Stanley UIF Global Franchise (Class II)		Morgan Stanley UIF Global Infrastructure (Class II)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(55,135)	$(54,201)	$(67,902)	$127,676	$35,843	$(20,339)
Net realized gains (losses)	(81,715)	(29,735)	2,889,486	5,392,090	477,556	1,320,998
Change in unrealized gains (losses)	350,886	(580,980)	(1,807,916)	(3,947,143)	823,426	(3,281,765)
Increase (decrease) in net assets from operations	214,036	(664,916)	1,013,668	1,572,623	1,336,825	(1,981,106)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	250	600	3,840	3,865	2,525	510
Benefit payments	(152,771)	(126,162)	(822,268)	(1,673,229)	(176,021)	(19,680)
Payments on termination	(318,400)	(747,356)	(3,254,249)	(5,180,680)	(731,226)	(1,174,001)
Contract Maintenance Charge	(20,335)	(24,582)	(101,026)	(114,991)	(7,631)	(8,520)
Transfers among the sub-accounts and with the
Fixed Account - net	(139,287)	(198,402)	(2,733,352)	(633,238)	(168,864)	(374,198)
Increase (decrease) in net assets from contract
transactions	(630,543)	(1,095,902)	(6,907,055)	(7,598,273)	(1,081,217)	(1,575,889)

INCREASE (DECREASE) IN NET ASSETS	(416,507)	(1,760,818)	(5,893,387)	(6,025,650)	255,608	(3,556,995)
NET ASSETS AT BEGINNING OF PERIOD	4,714,631	6,475,449	31,142,774	37,168,424	10,619,189	14,176,184
NET ASSETS AT END OF PERIOD	$4,298,124	$4,714,631	$25,249,387	$31,142,774	$10,874,797	$10,619,189

UNITS OUTSTANDING
Units outstanding at beginning of period	169,095	204,270	1,157,302	1,446,161	711,385	798,505
Units issued	4,295	6,334	47,675	27,275	18,391	22,085
Units redeemed	(26,382)	(41,509)	(305,163)	(316,134)	(82,530)	(109,205)
Units outstanding at end of period	147,008	169,095	899,814	1,157,302	647,246	711,385

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Universal Institutional Funds, Inc. (Class II)		The Universal Institutional Funds, Inc. (Class II)		The Universal Institutional Funds, Inc. (Class II)
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley UIF Global Strategist (Class II)		Morgan Stanley UIF Growth (Class II)		Morgan Stanley UIF Mid Cap Growth (Class II)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(362,039)	$(59,034)	$(80,418)	$(91,662)	$(193,892)	$(277,376)
Net realized gains (losses)	(128,730)	172,740	1,036,649	1,284,419	31,911	2,901,117
Change in unrealized gains (losses)	1,222,455	(2,146,652)	(1,130,509)	(642,436)	(1,172,643)	(3,754,606)
Increase (decrease) in net assets from operations	731,686	(2,032,946)	(174,278)	550,321	(1,334,624)	(1,130,865)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,135	4,795	180	180	7,698	12,587
Benefit payments	(1,011,809)	(720,709)	(112,143)	(80,797)	(525,386)	(511,950)
Payments on termination	(1,432,096)	(1,831,808)	(498,095)	(887,813)	(1,347,860)	(2,616,693)
Contract Maintenance Charge	(30,010)	(35,134)	(14,875)	(16,484)	(49,010)	(67,923)
Transfers among the sub-accounts and with the
Fixed Account - net	(855,090)	(353,001)	157,220	(66,650)	924,518	(563,926)
Increase (decrease) in net assets from contract
transactions	(3,325,870)	(2,935,857)	(467,713)	(1,051,564)	(990,040)	(3,747,905)

INCREASE (DECREASE) IN NET ASSETS	(2,594,184)	(4,968,803)	(641,991)	(501,243)	(2,324,664)	(4,878,770)
NET ASSETS AT BEGINNING OF PERIOD	22,224,261	27,193,064	5,258,798	5,760,041	13,443,385	18,322,155
NET ASSETS AT END OF PERIOD	$19,630,077	$22,224,261	$4,616,807	$5,258,798	$11,118,721	$13,443,385

UNITS OUTSTANDING
Units outstanding at beginning of period	1,711,406	1,922,541	183,970	222,548	627,046	801,768
Units issued	23,492	32,397	19,322	4,115	103,041	33,887
Units redeemed	(274,901)	(243,532)	(36,141)	(42,693)	(137,981)	(208,609)
Units outstanding at end of period	1,459,997	1,711,406	167,151	183,970	592,106	627,046

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Universal Institutional Funds, Inc. (Class II)		The Universal Institutional Funds, Inc. (Class II)
	Sub-Account		Sub-Account
	Morgan Stanley UIF Small Company Growth (Class II)		Morgan Stanley UIF U.S. Real Estate (Class II)
	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(97,682)	$(134,675)	$(158,107)	$(150,092)
Net realized gains (losses)	42,903	1,852,886	1,387,272	1,926,493
Change in unrealized gains (losses)	240,995	(2,543,314)	142,732	(1,685,720)
Increase (decrease) in net assets from operations	186,216	(825,103)	1,371,897	90,681

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,732	6,230	6,888	21,567
Benefit payments	(214,458)	(218,826)	(953,486)	(681,150)
Payments on termination	(347,455)	(1,118,118)	(2,080,761)	(4,251,668)
Contract Maintenance Charge	(22,768)	(27,869)	(104,689)	(115,804)
Transfers among the sub-accounts and with the
Fixed Account - net	(219,979)	(227,393)	(290,028)	(728,226)
Increase (decrease) in net assets from contract
transactions	(799,928)	(1,585,976)	(3,422,076)	(5,755,281)

INCREASE (DECREASE) IN NET ASSETS	(613,712)	(2,411,079)	(2,050,179)	(5,664,600)
NET ASSETS AT BEGINNING OF PERIOD	6,139,137	8,550,216	29,651,736	35,316,336
NET ASSETS AT END OF PERIOD	$5,525,425	$6,139,137	$27,601,557	$29,651,736

UNITS OUTSTANDING
Units outstanding at beginning of period	233,859	288,827	847,578	1,013,048
Units issued	15,490	10,202	43,415	53,205
Units redeemed	(46,282)	(65,170)	(138,181)	(218,675)
Units outstanding at end of period	203,067	233,859	752,812	847,578

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1.	Organization
Allstate Financial Advisors Separate Account I (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company (“Allstate”). The assets of the Account are legally segregated from those of Allstate. Allstate is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). On June 1, 2006, Allstate completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc. (“Prudential”). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish Allstate’s contractual obligations to the contractholders. Allstate continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate.
Allstate issued the following variable annuity contracts through the Account (collectively the “Contracts”). The Account accepts additional deposits from existing contractholders, but is closed to new contractholders.
AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal)
AIM Lifetime Enhanced ChoiceSM Variable Annuity
AIM Lifetime PlusSM Variable Annuity
AIM Lifetime PlusSM II Variable Annuity
Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Allstate Advisor (STI) Variable Annuity (Base and Preferred)
Allstate Personal Retirement Manager
Allstate Provider Variable Annuity
Allstate Provider Variable Annuity Series (Advantage, Extra, and Ultra)
Allstate Retirement Access VA B Series
Allstate Retirement Access VA L Series
Allstate Retirement Access VA X Series
Allstate Variable Annuity (Base and L-Share)
Morgan Stanley Variable Annuity
Morgan Stanley Variable Annuity II
Morgan Stanley Variable Annuity II Asset Manager
Morgan Stanley Variable Annuity 3
Morgan Stanley Variable Annuity 3 Asset Manager
Preferred Client Variable Annuity
Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, Apex)
Scudder Horizon Advantage Variable Annuity
Select Directions Variable Annuity
STI Classic Variable Annuity
Absent any Contract provisions wherein Allstate contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios ("Fund" or "Funds") in which they invest:

Advanced Series Trust	Advanced Series Trust (continued)
AST Academic Strategies Asset Allocation	AST BlackRock iShares ETF**
AST Advanced Strategies	AST BlackRock Low Duration Bond*
AST AQR Emerging Markets Equity**	AST Bond Portfolio 2016**
AST AQR Large-Cap**	AST Bond Portfolio 2018
AST Balanced Asset Allocation	AST Bond Portfolio 2019
AST BlackRock Global Strategies	AST Bond Portfolio 2020**

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1.	Organization (continued)

Advanced Series Trust (continued)	Advanced Series Trust (continued)
AST Bond Portfolio 2021**	AST Small-Cap Growth
AST Bond Portfolio 2022	AST Small-Cap Growth Opportunities
AST Bond Portfolio 2023	AST Small-Cap Value
AST Bond Portfolio 2024	AST Templeton Global Bond
AST Bond Portfolio 2025**	AST T. Rowe Price Asset Allocation
AST Bond Portfolio 2026	AST T. Rowe Price Large-Cap Growth
AST Bond Portfolio 2027*	AST T. Rowe Price Natural Resources
AST Boston Partners Large-Cap Value **	AST Value Equity*
AST Capital Growth Asset Allocation	AST WEDGE Capital Mid-Cap Value*
AST ClearBridge Dividend Growth**	AST Wellington Management Hedged Equity
AST Cohen & Steers Realty	AST Western Asset Core Plus Bond
AST Defensive Asset Allocation	AST Western Asset Emerging Markets Debt**
AST FI Pyramis® Quantitative
AST Global Real Estate	Alliance Bernstein Variable Product Series Fund
AST Goldman Sachs Large-Cap Value	AB VPS Growth
AST Goldman Sachs Mid-Cap Growth	AB VPS Growth & Income
AST Goldman Sachs Multi-Asset	AB VPS International Value
AST Goldman Sachs Small-Cap Value	AB VPS Large Cap Growth
AST Government Money Market*	AB VPS Small/Mid Cap Value
AST High Yield	AB VPS Value
AST Hotchkis & Wiley Large-Cap Value*
AST International Growth	American Century Variable Portfolios, Inc.
AST International Value	American Century VP Balanced**
AST Investment Grade Bond	American Century VP International
AST Jennison Large-Cap Growth**
AST J.P. Morgan Global Thematic	Deutsche Variable Series I
AST J.P. Morgan International Equity	Deutsche Bond VIP A
AST J.P. Morgan Strategic Opportunities	Deutsche Capital Growth VIP A
AST Loomis Sayles Large-Cap Growth	Deutsche Core Equity VIP A
AST Lord Abbett Core Fixed Income	Deutsche CROCI® International VIP A
AST MFS Global Equity	Deutsche Global Small Cap VIP A
AST MFS Growth
AST MFS Large-Cap Value**	Deutsche Variable Series II
AST Neuberger Berman/LSV Mid-Cap Value	Deutsche Global Income Builder VIP A II
AST New Discovery Asset Allocation	Deutsche Government Money Market VIP A II*
AST Parametric Emerging Markets Equity	Deutsche Small Mid Cap Growth VIP A II
AST PIMCO Total Return Bond
AST Preservation Asset Allocation	Dreyfus Socially Responsible Growth Fund, Inc.
AST Prudential Core Bond**	Dreyfus Socially Responsible Growth Fund
AST Prudential Growth Allocation
AST QMA Emerging Markets Equity**	Dreyfus Stock Index Fund
AST QMA Large-Cap**	Dreyfus Stock Index Fund
AST QMA US Equity Alpha
AST Quantitative Modeling**	Dreyfus Variable Investment Fund
AST RCM World Trends	VIF Government Money Market*
AST Schroders Global Tactical	VIF Growth & Income

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1.	Organization (continued)

Federated Insurance Series	Goldman Sachs Variable Insurance Trust
Federated Government Money Fund II*	VIT Large Cap Value
VIT Mid Cap Value
Fidelity Variable Insurance Products Fund	VIT Small Cap Equity Insights
VIP Contrafund	VIT Strategic Growth
VIP Equity-Income	VIT Strategic International Equity**
VIP Government Money Market*	VIT U.S. Equity Insights
VIP Growth
VIP High Income	Invesco Investment Services
VIP Index 500	Invesco V.I. American Franchise
VIP Investment Grade Bond	Invesco V.I. American Value
VIP Overseas	Invesco V.I. Comstock
Invesco V.I. Core Equity
Fidelity Variable Insurance Products Fund (Service Class 2)	Invesco V.I. Core Plus Bond
VIP Asset Manager Growth (Service Class 2)**	Invesco V.I. Diversified Dividend
VIP Contrafund (Service Class 2)	Invesco V.I. Equity and Income
VIP Equity-Income (Service Class 2)	Invesco V.I. Global Core Equity
VIP Freedom 2010 Portfolio (Service Class 2)	Invesco V.I. Government Money Market*
VIP Freedom 2020 Portfolio (Service Class 2)	Invesco V.I. Government Securities
VIP Freedom 2030 Portfolio (Service Class 2)	Invesco V.I. High Yield
VIP Freedom Income Portfolio (Service Class 2)	Invesco V.I. International Growth
VIP Government Money Market (Service Class 2)*	Invesco V.I. Managed Volatility
VIP Growth (Service Class 2)	Invesco V.I. Mid Cap Core Equity
VIP Growth & Income (Service Class 2)	Invesco V.I. Mid Cap Growth
VIP Growth Opportunities (Service Class 2)	Invesco V.I. S&P 500 Index
VIP High Income (Service Class 2)	Invesco V.I. Technology
VIP Index 500 (Service Class 2)	Invesco V.I. Value Opportunities
VIP Investment Grade Bond (Service Class 2)
VIP Mid Cap (Service Class 2)	Invesco Investment Services (Series II)
VIP Overseas (Service Class 2)	Invesco V.I. American Franchise II
Invesco V.I. American Value II
Franklin Templeton Variable Insurance Products Trust	Invesco V.I. Comstock II
Franklin Flex Cap Growth VIP	Invesco V.I. Core Equity II
Franklin Growth and Income VIP	Invesco V.I. Core Plus Bond II
Franklin High Income VIP	Invesco V.I. Diversified Dividend II
Franklin Income VIP	Invesco V.I. Equity and Income II
Franklin Large Cap Growth VIP	Invesco V.I. Global Core Equity II
Franklin Mutual Global Discovery VIP	Invesco V.I. Government Money Market II*
Franklin Mutual Shares VIP	Invesco V.I. Government Securities II
Franklin Small Cap Value VIP	Invesco V.I. Growth and Income II
Franklin Small-Mid Cap Growth VIP	Invesco V.I. High Yield II
Franklin U.S. Government Securities VIP	Invesco V.I. International Growth II
Templeton Developing Markets VIP	Invesco V.I. Managed Volatility II
Templeton Foreign VIP	Invesco V.I. Mid Cap Core Equity II
Templeton Global Bond VIP	Invesco V.I. Mid Cap Growth II
Templeton Growth VIP	Invesco V.I. S&P 500 Index II
Invesco V.I. Technology II
Invesco V.I. Value Opportunities II

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1.	Organization (continued)

Janus Aspen Series	Neuberger Berman Advisors Management Trust
Forty Portfolio	AMT Guardian**
AMT Large Cap Value
Janus Aspen Series (Service Shares)	AMT Mid-Cap Growth**
Global Research (Service Shares)**
Overseas (Service Shares)**	Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation
Lazard Retirement Series, Inc.	Oppenheimer Conservative Balanced
Emerging Markets Equity	Oppenheimer Core Bond
Oppenheimer Discovery Mid Cap Growth
Legg Mason Partners Variable Equity Trust	Oppenheimer Global
ClearBridge Variable Large Cap Value Portfolio I	Oppenheimer Global Strategic Income
Oppenheimer Main Street
Lord Abbett Series Fund	Oppenheimer Main Street Small Cap
Bond-Debenture
Fundamental Equity	Oppenheimer Variable Account Funds (Service Shares (“SS”))*
Growth and Income	Oppenheimer Capital Appreciation (SS)
Growth Opportunities	Oppenheimer Conservative Balanced (SS)
Mid-Cap Stock	Oppenheimer Core Bond (SS)
Oppenheimer Discovery Mid Cap Growth (SS)
MFS Variable Insurance Trust	Oppenheimer Global (SS)
MFS Growth	Oppenheimer Global Strategic Income (SS)
MFS High Yield	Oppenheimer International Growth (SS)**
MFS Investors Trust	Oppenheimer Main Street (SS)
MFS New Discovery	Oppenheimer Main Street Small Cap (SS)
MFS Research
MFS Total Return Bond	PIMCO Variable Insurance Trust
MFS Utilities	Foreign Bond (US Dollar-Hedged)
Money Market*
MFS Variable Insurance Trust (Service Class)	PIMCO VIT Total Return
MFS Growth (Service Class)	PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
MFS Investors Trust (Service Class)	PIMCO VIT Emerging Markets Bond (Advisor Shares)
MFS New Discovery (Service Class)	PIMCO VIT Real Return (Advisor Shares)
MFS Research (Service Class)	PIMCO VIT Total Return (Advisor Shares)
MFS Utilities (Service Class)
Profunds VP
Morgan Stanley Variable Investment Series	ProFund VP Consumer Goods*,**
European Equity	ProFund VP Consumer Services*,**
Income Plus	ProFund VP Financials**
Limited Duration	ProFund VP Health Care**
Money Market*	ProFund VP Industrials**
Multi Cap Growth	ProFund VP Large-Cap Growth**
ProFund VP Large-Cap Value
Morgan Stanley Variable Investment Series (Class Y Shares)	ProFund VP Mid-Cap Growth**
European Equity (Class Y Shares)	ProFund VP Mid-Cap Value**
Income Plus (Class Y Shares)	ProFund VP Real Estate**
Limited Duration (Class Y Shares)	ProFund VP Small-Cap Growth**
Money Market (Class Y Shares)*	ProFund VP Small-Cap Value**
Multi Cap Growth (Class Y Shares)	ProFund VP Telecommunications**
ProFund VP Utilities**

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1.	Organization (continued)

Putnam Variable Trust	Rydex Variable Trust Rydex
VT American Government Income	VIF NASDAQ-100**
VT Capital Opportunities
VT Diversified Income	The Universal Institutional Funds, Inc.
VT Equity Income	Morgan Stanley UIF Core Plus Fixed Income
VT George Putnam Balanced	Morgan Stanley UIF Emerging Markets Equity
VT Global Asset Allocation	Morgan Stanley UIF Global Infrastructure
VT Global Equity	Morgan Stanley UIF Global Strategist
VT Global Health Care	Morgan Stanley UIF Growth
VT Global Utilities	Morgan Stanley UIF Mid Cap Growth
VT Government Money Market*	Morgan Stanley UIF U.S. Real Estate
VT Growth and Income
VT Growth Opportunities*	The Universal Institutional Funds, Inc. (Class II)
VT High Yield	Morgan Stanley UIF Emerging Markets Debt (Class II)
VT Income	Morgan Stanley UIF Emerging Markets Equity (Class II)
VT International Equity	Morgan Stanley UIF Global Franchise (Class II)
VT International Growth	Morgan Stanley UIF Global Infrastructure (Class II)
VT International Value	Morgan Stanley UIF Global Strategist (Class II)
VT Investors	Morgan Stanley UIF Growth (Class II)
VT Multi-Cap Growth	Morgan Stanley UIF Mid Cap Growth (Class II)
VT Multi-Cap Value	Morgan Stanley UIF Small Company Growth (Class II)
VT Research	Morgan Stanley UIF U.S. Real Estate (Class II)
VT Small Cap Value
VT Voyager*
(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.
(**) Fund was available, but had no net assets as of December 31, 2016.
The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of accumulation units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders’ deposits are included in the Allstate general account assets and earn a fixed rate of return.
A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.
Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2. Portfolio Changes
The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2016:

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

2. Portfolio Changes (continued)
The following sub-accounts were opened during the year ended December 31, 2016:

AST Bond Portfolio 2027 (Fund launched on January 4, 2016)
Fidelity Variable Insurance Products Fund - VIP Government Money Market (Fund launched on April 29, 2016)
The following sub-accounts were merged during the year ended December 31, 2016:

Date:	Merged from:	Merged to:
April 29, 2016	Morgan Stanley Variable Investment Series - Money Market	Fidelity Variable Insurance Products Fund - VIP Government Money Market
April 29, 2016	Morgan Stanley Variable Investment Series (Class Y Shares) - Money Market (Class Y Shares)	Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Government Money Market (Service Class 2)
September 23, 2016	PIMCO Variable Insurance Trust - Money Market	Fidelity Variable Insurance Products Fund -VIP Government Money Market
November 18, 2016	Putnam Variable Trust - VT Voyager	Putnam Variable Trust - VT Growth Opportunities

The following fund manager had a name change during the year ended December 31, 2016:

Former name:	New name:
Panorama Series Fund, Inc. (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))
The following sub-accounts had name changes during the year ended December 31, 2016:

Former name:	New name:
AST Herndon Large-Cap Value	AST Value Equity
AST Large-Cap Value	AST Hotchkis & Wiley Large-Cap Value
AST Mid-Cap Value	AST WEDGE Capital Mid-Cap Value
AST Money Market	AST Government Money Market
AST PIMCO Limited Maturity Bond	AST BlackRock Low Duration Bond
Deutsche Money Market VIP A II	Deutsche Government Money Market VIP A II
Dreyfus Variable Investment Fund - VIF Money Market	Dreyfus Variable Investment Fund - VIF Government Money Market
Federated Prime Money Fund II	Federated Government Money Fund II
Invesco V.I. Money Market	Invesco V.I. Government Money Market
Invesco V.I. Money Market II	Invesco V.I. Government Money Market II
ProFund VP Consumer Goods Portfolio	ProFund VP Consumer Goods
ProFund VP Consumer Services Portfolio	ProFund VP Consumer Services
Putnam Variable Trust - VT Money Market	Putnam Variable Trust - VT Government Money Market
The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2015:
The following sub-account was opened during the year ended December 31, 2015:

AST Bond Portfolio 2026 (Fund launched on January 2, 2015)
The following sub-accounts were merged during the year ended December 31, 2015:

Date:	Merged from:	Merged to:
April 24, 2015	VIP Growth Stock (Service Class 2)	VIP Growth Opportunities (Service Class 2)

3.	Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn values their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

3. Summary of Significant Accounting Policies (continued)
Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.
Net Realized Gains and Losses - Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.
Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Allstate. Allstate is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2016. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

4.	Fair Value of Assets
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1:	Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.
Level 2:    Assets whose values are based on the following:

(a)	Quoted prices for similar assets in active markets;

(b)	Quoted prices for identical or similar assets in markets that are not active; or

(c)	Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.

Level 3:
Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.

In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund’s managers. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period.
Contracts in payout (annuitization) period - Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Allstate and may result in additional amounts being transferred into the Account by Allstate to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate. A payable is established for amounts payable to Allstate from the sub-accounts but not yet paid. The amounts are included in “Transfers among the sub-accounts and with the Fixed Account - net” on the Statements of Changes in Net Assets and in "Contracts in payout (annuitization) period" in the Statement of Net Assets.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

5.	Expenses
Mortality and Expense Risk Charge - Allstate assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder’s discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.
Administrative Expense Charge - Allstate deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations.
Contract Maintenance Charge - Allstate deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as a redemption of units and reported on the Statements of Changes in Net Assets.
Withdrawal Charge - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.50% to 9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments
The cost of investments purchased during the year ended December 31, 2016 was as follows:

Purchases
Investments in the Advanced Series Trust Sub-Accounts:
AST Academic Strategies Asset Allocation	$589,978
AST Advanced Strategies	186,878
AST Balanced Asset Allocation	178,635
AST Bond Portfolio 2026*	1,172,052
AST Bond Portfolio 2027*	412,944
AST Capital Growth Asset Allocation	796,465
AST Cohen & Steers Realty	518
AST Defensive Asset Allocation	350,055
AST FI Pyramis® Quantitative	275,801
AST Goldman Sachs Mid-Cap Growth	1,926
AST Goldman Sachs Multi-Asset	234,147
AST Government Money Market*	808,210
AST High Yield	333
AST International Growth	3,600
AST Investment Grade Bond	2,853,412
AST J.P. Morgan Global Thematic	11,170
AST J.P. Morgan Strategic Opportunities	298,850
AST Loomis Sayles Large-Cap Growth	20
AST Neuberger Berman/LSV Mid-Cap Value	2,006
AST New Discovery Asset Allocation	9,245
AST PIMCO Total Return Bond	1,720
AST Preservation Asset Allocation	398,133
AST Prudential Growth Allocation	1,784,885
AST QMA US Equity Alpha	2,260
AST RCM World Trends	72,524
AST Schroders Global Tactical	65,629
AST Small-Cap Growth	859
AST Small-Cap Growth Opportunities	1,959
AST Small-Cap Value	1,034
AST Templeton Global Bond	526
AST T. Rowe Price Asset Allocation	514,145
AST T. Rowe Price Large-Cap Growth	1,093
AST T. Rowe Price Natural Resources	4,651
AST Value Equity*	1,073
AST Wellington Management Hedged Equity	58,128

Investments in the Alliance Bernstein Variable Product Series Fund Sub-Accounts:
AB VPS Growth	1,985,968
AB VPS Growth & Income	3,638,564
AB VPS International Value	721,114
AB VPS Large Cap Growth	2,234,228
AB VPS Small/Mid Cap Value	854,931
AB VPS Value	12,109

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments (continued)

Purchases
Investment in the American Century Variable Portfolios, Inc. Sub-Account:
American Century VP International	$56

Investments in the Deutsche Variable Series I Sub-Accounts:
Deutsche Bond VIP A	21,184
Deutsche Capital Growth VIP A	214,324
Deutsche Core Equity VIP A	86,417
Deutsche CROCI® International VIP A	37,077
Deutsche Global Small Cap VIP A	110,475

Investments in the Deutsche Variable Series II Sub-Accounts:
Deutsche Global Income Builder VIP A II	75,520
Deutsche Government Money Market VIP A II*	57,211
Deutsche Small Mid Cap Growth VIP A II	100,639

Investment in the Dreyfus Socially Responsible Growth Fund, Inc. Sub-Account:
Dreyfus Socially Responsible Growth Fund	2,353

Investment in the Dreyfus Stock Index Fund Sub-Account:
Dreyfus Stock Index Fund	26,034

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
VIF Government Money Market*	1,301
VIF Growth & Income	6,822

Investment in the Federated Insurance Series Sub-Account:
Federated Government Money Fund II*	60,599

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
VIP Contrafund	597,819
VIP Equity-Income	53,382
VIP Government Money Market*	25,144,902
VIP Growth	522,986
VIP High Income	22,956
VIP Index 500	62,499
VIP Investment Grade Bond	33,139
VIP Overseas	247,367

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
VIP Contrafund (Service Class 2)	3,483,443
VIP Equity-Income (Service Class 2)	42,431
VIP Freedom 2010 Portfolio (Service Class 2)	887,681
VIP Freedom 2020 Portfolio (Service Class 2)	455,823
VIP Freedom 2030 Portfolio (Service Class 2)	79,535
VIP Freedom Income Portfolio (Service Class 2)	485,810
VIP Government Money Market (Service Class 2)*	28,952,629

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments (continued)

Purchases
Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts (continued):
VIP Growth (Service Class 2)	$13,375
VIP Growth & Income (Service Class 2)	591,485
VIP Growth Opportunities (Service Class 2)	119,563
VIP High Income (Service Class 2)	127,832
VIP Index 500 (Service Class 2)	5,090,907
VIP Investment Grade Bond (Service Class 2)	15
VIP Mid Cap (Service Class 2)	1,414,930
VIP Overseas (Service Class 2)	116

Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts:
Franklin Flex Cap Growth VIP	295,939
Franklin Growth and Income VIP	2,505,256
Franklin High Income VIP	701,117
Franklin Income VIP	5,928,029
Franklin Large Cap Growth VIP	1,983,045
Franklin Mutual Global Discovery VIP	1,526,660
Franklin Mutual Shares VIP	5,750,375
Franklin Small Cap Value VIP	3,737,121
Franklin Small-Mid Cap Growth VIP	98,227
Franklin U.S. Government Securities VIP	1,444,495
Templeton Developing Markets VIP	310,952
Templeton Foreign VIP	2,713,274
Templeton Global Bond VIP	71,352
Templeton Growth VIP	43,485

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
VIT Large Cap Value	143,038
VIT Mid Cap Value	34,610
VIT Small Cap Equity Insights	269,655
VIT Strategic Growth	45
VIT U.S. Equity Insights	246,683

Investments in the Invesco Investment Services Sub-Accounts:
Invesco V.I. American Franchise	7,368,501
Invesco V.I. American Value	2,455,049
Invesco V.I. Comstock	2,410,341
Invesco V.I. Core Equity	5,677,185
Invesco V.I. Core Plus Bond	635,278
Invesco V.I. Diversified Dividend	3,233,615
Invesco V.I. Equity and Income	1,860,145
Invesco V.I. Global Core Equity	638,065
Invesco V.I. Government Money Market*	407,837
Invesco V.I. Government Securities	522,579
Invesco V.I. High Yield	903,061

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments (continued)

Purchases
Investments in the Invesco Investment Services Sub-Accounts (continued):
Invesco V.I. International Growth	$471,041
Invesco V.I. Managed Volatility	309,194
Invesco V.I. Mid Cap Core Equity	663,637
Invesco V.I. Mid Cap Growth	702,383
Invesco V.I. S&P 500 Index	3,826,838
Invesco V.I. Technology	130,903
Invesco V.I. Value Opportunities	1,773,719

Investments in the Invesco Investment Services (Series II) Sub-Accounts:
Invesco V.I. American Franchise II	2,424,683
Invesco V.I. American Value II	1,576,358
Invesco V.I. Comstock II	7,574,759
Invesco V.I. Core Equity II	241,865
Invesco V.I. Core Plus Bond II	4,466
Invesco V.I. Diversified Dividend II	1,333,568
Invesco V.I. Equity and Income II	1,655,748
Invesco V.I. Global Core Equity II	156,512
Invesco V.I. Government Money Market II*	426
Invesco V.I. Government Securities II	4,559
Invesco V.I. Growth and Income II	4,879,230
Invesco V.I. High Yield II	415,257
Invesco V.I. International Growth II	120,620
Invesco V.I. Managed Volatility II	5,352
Invesco V.I. Mid Cap Core Equity II	87,307
Invesco V.I. Mid Cap Growth II	1,380,074
Invesco V.I. S&P 500 Index II	5,253,229
Invesco V.I. Technology II	447
Invesco V.I. Value Opportunities II	1,185,023

Investment in the Janus Aspen Series Sub-Account:
Forty Portfolio	1,496

Investment in the Lazard Retirement Series, Inc. Sub-Account:
Emerging Markets Equity	1

Investment in the Legg Mason Partners Variable Equity Trust Sub-Account:
ClearBridge Variable Large Cap Value Portfolio I	25

Investments in the Lord Abbett Series Fund Sub-Accounts:
Bond-Debenture	1,041,404
Fundamental Equity	297,550
Growth and Income	512,306
Growth Opportunities	397,457
Mid-Cap Stock	872,041

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments (continued)

Purchases
Investments in the MFS Variable Insurance Trust Sub-Accounts:
MFS Growth	$44,638
MFS High Yield	16,878
MFS Investors Trust	96,521
MFS New Discovery	55,295
MFS Research	58,511
MFS Total Return Bond	31,916
MFS Utilities	14,005

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
MFS Growth (Service Class)	4,430
MFS Investors Trust (Service Class)	13,147
MFS New Discovery (Service Class)	12,511
MFS Research (Service Class)	3,420
MFS Utilities (Service Class)	50,543

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
European Equity	1,254,239
Income Plus	4,151,710
Limited Duration	297,394
Money Market*	1,195,020
Multi Cap Growth	27,908,361

Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts:
European Equity (Class Y Shares)	234,487
Income Plus (Class Y Shares)	5,349,042
Limited Duration (Class Y Shares)	868,301
Money Market (Class Y Shares)*	750,821
Multi Cap Growth (Class Y Shares)	8,280,137

Investment in the Neuberger Berman Advisors Management Trust Sub-Account:
AMT Large Cap Value	1,907

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
Oppenheimer Capital Appreciation	323,634
Oppenheimer Conservative Balanced	102,262
Oppenheimer Core Bond	30,243
Oppenheimer Discovery Mid Cap Growth	46,687
Oppenheimer Global	185,125
Oppenheimer Global Strategic Income	81,889
Oppenheimer Main Street	187,971
Oppenheimer Main Street Small Cap	274,702

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS"))* Sub-Accounts:
Oppenheimer Capital Appreciation (SS)	2,567,956
Oppenheimer Conservative Balanced (SS)	455,771

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments (continued)

Purchases
Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS"))* Sub-Accounts (continued):
Oppenheimer Core Bond (SS)	$1,663,982
Oppenheimer Discovery Mid Cap Growth (SS)	700,239
Oppenheimer Global (SS)	942,161
Oppenheimer Global Strategic Income (SS)	2,771,193
Oppenheimer Main Street (SS)	4,392,968
Oppenheimer Main Street Small Cap (SS)	919,540

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
Foreign Bond (US Dollar-Hedged)	12
Money Market*	20
PIMCO VIT Total Return	135
PIMCO VIT Commodity Real Return Strategy (Advisor Shares)	49,059
PIMCO VIT Emerging Markets Bond (Advisor Shares)	117,073
PIMCO VIT Real Return (Advisor Shares)	76,152
PIMCO VIT Total Return (Advisor Shares)	883,571

Investments in the ProFunds VP Sub-Accounts:
ProFund VP Financials	42
ProFund VP Large-Cap Value	171,698

Investments in the Putnam Variable Trust Sub-Accounts:
VT American Government Income	826,461
VT Capital Opportunities	318,414
VT Diversified Income	1,437,942
VT Equity Income	4,310,761
VT George Putnam Balanced	3,952,235
VT Global Asset Allocation	2,317,161
VT Global Equity	405,458
VT Global Health Care	3,566,152
VT Global Utilities	1,173,572
VT Government Money Market*	9,936,865
VT Growth and Income	5,927,228
VT Growth Opportunities*	80,444,547
VT High Yield	2,937,967
VT Income	4,187,740
VT International Equity	3,236,446
VT International Growth	266,768
VT International Value	358,166
VT Investors	2,352,787
VT Multi-Cap Growth	7,203,270
VT Multi-Cap Value	1,372,024
VT Research	631,798
VT Small Cap Value	4,313,875
VT Voyager*	4,856,767

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments (continued)

Purchases
Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
Morgan Stanley UIF Core Plus Fixed Income	$31,896
Morgan Stanley UIF Emerging Markets Equity	827,107
Morgan Stanley UIF Global Infrastructure	3,837,134
Morgan Stanley UIF Global Strategist	1,054,135
Morgan Stanley UIF Growth	5,336,151
Morgan Stanley UIF Mid Cap Growth	667,089
Morgan Stanley UIF U.S. Real Estate	469,055

Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
Morgan Stanley UIF Emerging Markets Debt (Class II)	654,162
Morgan Stanley UIF Emerging Markets Equity (Class II)	106,049
Morgan Stanley UIF Global Franchise (Class II)	5,116,891
Morgan Stanley UIF Global Infrastructure (Class II)	985,561
Morgan Stanley UIF Global Strategist (Class II)	277,683
Morgan Stanley UIF Growth (Class II)	1,174,445
Morgan Stanley UIF Mid Cap Growth (Class II)	1,999,627
Morgan Stanley UIF Small Company Growth (Class II)	809,523
Morgan Stanley UIF U.S. Real Estate (Class II)	1,276,136
$421,581,274

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights

Allstate Life Insurance Company offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.
In the table below, the units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life Insurance Company and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.
Items in the following table are notated as follows:

*
Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the end of the period is zero.

**
Expense Ratio - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

***
Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Academic Strategies Asset Allocation
2016	376	$10.08	—	11.53	$4,094	—%	1.15	—	2.60%	3.64	—	5.13%
2015	419	9.72	—	10.97	4,369	—	1.15	—	2.60	(5.67)	—	(4.32)
2014	528	10.31	—	11.46	5,810	—	1.15	—	2.60	1.18	—	2.64
2013	583	10.19	—	11.17	6,288	—	1.15	—	2.60	7.18	—	8.72
2012	667	9.51	—	10.27	6,651	1.09	1.15	—	2.60	9.71	—	11.28

Advanced Series Trust - AST Advanced Strategies
2016	159	12.68	—	14.51	2,193	—	1.15	—	2.60	4.39	—	5.89
2015	168	12.15	—	13.70	2,197	—	1.15	—	2.60	(1.76)	—	(0.34)
2014	201	12.37	—	13.75	2,659	—	1.15	—	2.60	3.42	—	4.90
2013	211	11.96	—	13.10	2,675	—	1.15	—	2.60	13.60	—	15.23
2012	233	10.53	—	11.37	2,580	1.50	1.15	—	2.60	10.76	—	12.35

Advanced Series Trust - AST Balanced Asset Allocation
2016	547	12.46	—	14.06	7,341	—	1.00	—	2.30	3.91	—	5.25
2015	608	11.99	—	13.36	7,794	—	1.00	—	2.30	(0.52)	—	0.74
2014	771	11.90	—	13.43	10,008	—	1.00	—	2.35	1.83	—	5.47
2013	815	11.69	—	12.73	10,076	—	1.00	—	2.35	16.48	—	16.79
2012	853	10.17	—	10.93	9,092	0.97	1.00	—	2.35	11.32	—	12.10

Advanced Series Trust - AST BlackRock Global Strategies
2016	2	11.47	—	11.47	20	—	1.55	—	1.55	5.33	—	5.33
2015	2	10.89	—	10.89	19	—	1.55	—	1.55	(4.48)	—	(4.48)
2014	2	11.40	—	11.40	19	—	1.55	—	1.55	3.29	—	3.29
2013	2	11.03	—	11.03	19	—	1.55	—	1.55	9.16	—	9.16
2012	2	10.11	—	10.11	17	—	1.55	—	1.55	10.18	—	10.18

Advanced Series Trust - AST BlackRock Low Duration Bond
2016	8	11.05	—	11.74	89	—	1.00	—	1.65	(0.01)	—	0.63
2015	8	11.05	—	11.66	89	—	1.00	—	1.65	(1.15)	—	(0.51)
2014	8	11.18	—	11.72	95	—	1.00	—	1.65	(1.72)	—	(1.08)
2013	9	11.37	—	11.85	103	—	1.00	—	1.65	(3.76)	—	(3.14)
2012	10	11.82	—	12.24	116	1.12	1.00	—	1.65	2.99	—	4.34

Advanced Series Trust - AST Bond Portfolio 2018
2016	30	13.36	—	13.82	417	—	1.50	—	1.90	(0.28)	—	0.11
2015	31	13.40	—	13.81	428	—	1.50	—	1.90	(0.68)	—	(0.42)
2014	33	13.46	—	13.90	459	—	1.50	—	1.90	0.09	—	1.14
2013	44	13.44	—	13.75	598	—	1.50	—	1.90	(4.58)	—	(4.52)
2012	46	14.14	—	14.41	660	0.46	1.50	—	1.90	4.11	—	4.15

Advanced Series Trust - AST Bond Portfolio 2019
2016	23	13.38	—	13.96	316	—	1.50	—	2.00	(0.54)	—	(0.05)
2015	23	13.45	—	13.97	318	—	1.50	—	2.00	(0.91)	—	(0.42)
2014	23	13.57	—	14.03	320	—	1.50	—	2.00	2.22	—	2.72
2013	23	13.28	—	13.65	313	—	1.50	—	2.00	(6.70)	—	(6.24)
2012	23	14.23	—	14.56	335	0.87	1.50	—	2.00	3.78	—	4.29

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Bond Portfolio 2022
2016	12	$12.02	—	12.02	$147	—%	1.85	—	1.85%	(0.02)	—	(0.02)%
2015	12	12.02	—	12.02	147	—	1.85	—	1.85	0.24	—	0.24
2014	12	11.99	—	11.99	147	—	1.85	—	1.85	8.36	—	8.36
2013	12	11.07	—	11.07	135	—	1.85	—	1.85	(12.00)	—	(10.51)
2012	44	12.37	—	12.58	558	0.03	1.50	—	2.35	3.41	—	4.28

Advanced Series Trust - AST Bond Portfolio 2023 (fund launched on January 3, 2012)
2016	5	10.40	—	10.40	57	—	1.50	—	1.50	0.40	—	0.40
2015	5	10.36	—	10.36	57	—	1.50	—	1.50	1.19	—	2.69
2014	62	10.09	—	10.24	631	—	1.50	—	2.00	10.41	—	10.95
2013	138	9.14	—	9.23	1,268	—	1.50	—	2.00	(12.40)	—	(11.53)
2012	18	10.43	—	10.43	192	—	1.50	—	1.50	4.33	—	4.33

Advanced Series Trust - AST Bond Portfolio 2024 (fund launched on January 2, 2013)
2016	8	10.08	—	10.08	80	—	1.50	—	1.50	0.40	—	0.40
2015	8	10.04	—	10.04	80	—	1.50	—	1.50	1.32	—	2.32
2014	41	9.81	—	9.91	410	—	1.50	—	2.35	12.73	—	12.90
2013	27	8.70	—	8.78	239	—	1.50	—	2.35	(12.94)	—	(12.21)

Advanced Series Trust - AST Bond Portfolio 2025 (fund launched on January 2, 2014)
2016	—	11.34	—	11.50	—	—	1.50	—	2.00	0.46	—	0.96
2015	94	11.28	—	11.40	1,069	—	1.50	—	2.00	(0.50)	—	0.49
2014	3	11.34	—	11.34	35	—	1.50	—	1.50	13.41	—	13.42

Advanced Series Trust - AST Bond Portfolio 2026 (fund launched on January 2, 2015)
2016	80	9.93	—	10.03	794	—	1.50	—	2.00	0.08	—	0.57
2015	11	9.92	—	9.97	107	—	1.50	—	2.00	0.19	—	0.51

Advanced Series Trust - AST Bond Portfolio 2027 (fund launched on January 4, 2016)
2016	34	9.86	—	9.91	333	—	1.50	—	2.00	(1.37)	—	(0.88)

Advanced Series Trust - AST Capital Growth Asset Allocation
2016	342	12.30	—	13.62	4,411	—	1.15	—	2.25	4.49	—	5.62
2015	403	11.77	—	12.90	4,984	—	1.15	—	2.25	(1.68)	—	(0.61)
2014	514	11.97	—	12.98	6,441	—	1.15	—	2.25	4.64	—	5.78
2013	625	11.44	—	12.27	7,453	—	1.15	—	2.25	19.98	—	21.28
2012	647	9.54	—	10.12	6,390	0.91	1.15	—	2.25	12.43	—	13.15

Advanced Series Trust - AST Cohen & Steers Realty
2016	1	16.26	—	17.04	10	—	1.15	—	1.65	3.12	—	3.62
2015	2	15.77	—	16.44	30	—	1.15	—	1.65	3.65	—	5.82
2014	7	14.90	—	15.86	103	—	1.15	—	1.65	25.53	—	29.42
2013	7	11.87	—	12.26	85	—	1.15	—	1.65	1.96	—	3.38
2012	6	11.70	—	12.02	74	1.82	1.15	—	1.65	14.03	—	15.22

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Defensive Asset Allocation (fund launched on April 29, 2013)
2016	35	$9.97	—	9.97	$350	—%	2.10	—	2.10%	2.42	—	2.42%
2015	69	9.73	—	9.73	673	—	2.10	—	2.10	(2.45)	—	(2.45)
2014	—	—	—	—	—	—	—	—	—	—	—	—
2013	—	—	—	—	—	—	—	—	—	—	—	—

Advanced Series Trust - AST FI Pyramis® Quantitative
2016	127	10.39	—	11.88	1,449	—	1.15	—	2.60	1.61	—	3.07
2015	147	10.22	—	11.53	1,639	—	1.15	—	2.60	(1.57)	—	(0.16)
2014	184	10.39	—	11.55	2,063	—	1.15	—	2.60	0.53	—	1.98
2013	219	10.33	—	11.32	2,402	—	1.15	—	2.60	11.85	—	13.45
2012	263	9.24	—	9.98	2,555	2.14	1.15	—	2.60	7.82	—	9.37

Advanced Series Trust - AST Global Real Estate
2016	<1	12.57	—	13.10	2	—	1.15	—	1.65	(0.74)	—	(0.25)
2015	<1	12.66	—	13.14	3	—	1.15	—	1.65	(1.71)	—	(1.23)
2014	<1	12.88	—	13.30	3	—	1.15	—	1.65	12.07	—	12.63
2013	<1	11.49	—	11.81	3	—	1.15	—	1.65	2.65	—	3.16
2012	<1	11.20	—	11.45	3	1.76	1.15	—	1.65	24.74	—	25.36

Advanced Series Trust - AST Goldman Sachs Large-Cap Value
2016	6	12.37	—	13.57	78	—	1.00	—	2.00	9.36	—	10.44
2015	7	11.31	—	12.29	78	—	1.00	—	2.00	(9.85)	—	(4.52)
2014	1	12.54	—	12.87	12	—	1.15	—	1.50	11.46	—	11.84
2013	1	11.25	—	11.51	11	—	1.15	—	1.50	31.57	—	32.02
2012	1	8.55	—	8.72	8	0.44	1.15	—	1.50	17.89	—	18.30

Advanced Series Trust - AST Goldman Sachs Mid-Cap Growth
2016	6	15.92	—	17.48	100	—	1.00	—	2.00	(0.35)	—	0.64
2015	6	15.98	—	17.37	109	—	1.00	—	2.00	(7.54)	—	(5.58)
2014	3	17.28	—	18.39	59	—	1.15	—	2.00	9.34	—	10.26
2013	3	15.81	—	16.68	55	—	1.15	—	2.00	29.60	—	30.69
2012	3	12.20	—	12.76	42	—	1.15	—	2.00	17.26	—	18.25

Advanced Series Trust - AST Goldman Sachs Multi-Asset
2016	38	11.56	—	12.54	457	—	1.15	—	2.10	2.32	—	4.06
2015	38	11.30	—	12.05	452	—	1.15	—	2.00	(2.86)	—	(2.04)
2014	42	11.63	—	12.30	509	—	1.15	—	2.00	2.00	—	2.86
2013	49	11.40	—	11.96	574	—	1.15	—	2.00	7.66	—	8.57
2012	50	10.59	—	11.01	543	0.62	1.15	—	2.00	7.96	—	8.88

Advanced Series Trust - AST Goldman Sachs Small-Cap Value
2016	<1	22.08	—	23.02	9	—	1.15	—	1.65	22.30	—	22.90
2015	<1	18.05	—	18.73	7	—	1.15	—	1.65	(7.03)	—	(6.57)
2014	<1	19.42	—	20.05	8	—	1.15	—	1.65	5.46	—	5.98
2013	<1	18.41	—	18.92	8	—	1.15	—	1.65	36.56	—	37.23
2012	<1	13.49	—	13.79	6	0.58	1.15	—	1.65	13.81	—	14.37

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Government Money Market
2016	51	$8.70	—	9.55	$458	—%	1.00	—	2.00%	(1.96)	—	(0.99)%
2015	43	8.88	—	9.65	390	—	1.00	—	2.00	(1.24)	—	(0.99)
2014	47	8.99	—	9.74	432	—	1.00	—	2.00	(2.68)	—	(1.00)
2013	45	9.24	—	9.84	422	—	1.00	—	2.00	(1.43)	—	(0.99)
2012	34	9.34	—	9.86	325	0.01	1.15	—	1.85	(2.41)	—	(1.14)

Advanced Series Trust - AST High Yield
2016	2	15.16	—	15.89	28	—	1.00	—	1.15	13.69	—	14.25
2015	3	13.34	—	13.91	47	—	1.00	—	1.50	(4.64)	—	(4.52)
2014	5	13.99	—	14.56	77	—	1.00	—	1.50	0.67	—	1.54
2013	6	13.89	—	14.34	89	—	1.00	—	1.50	5.88	—	6.12
2012	6	13.16	—	13.52	85	6.69	1.00	—	1.50	12.43	—	13.49

Advanced Series Trust - AST Hotchkis & Wiley Large-Cap Value
2016	<1	13.46	—	13.46	1	—	1.15	—	1.15	18.52	—	18.52
2015	<1	11.35	—	11.35	1	—	1.15	—	1.15	(8.89)	—	(8.89)
2014	1	12.46	—	12.46	9	—	1.15	—	1.15	12.45	—	12.45
2013	1	11.08	—	11.08	8	—	1.15	—	1.15	38.27	—	38.27
2012	<1	8.01	—	8.01	6	0.64	1.15	—	1.15	15.55	—	15.55

Advanced Series Trust - AST International Growth
2016	4	8.62	—	9.03	40	—	1.15	—	1.65	(5.34)	—	(4.87)
2015	5	9.10	—	9.49	44	—	1.15	—	1.65	1.47	—	1.97
2014	5	8.97	—	9.31	45	—	1.15	—	1.65	(7.06)	—	(6.60)
2013	5	9.65	—	9.97	49	—	1.15	—	1.65	17.12	—	17.70
2012	6	8.24	—	8.47	51	1.19	1.15	—	1.65	18.41	—	18.99

Advanced Series Trust - AST International Value
2016	6	8.46	—	8.86	51	—	1.15	—	1.65	(1.05)	—	(0.56)
2015	6	8.55	—	8.91	56	—	1.15	—	1.65	(0.33)	—	1.75
2014	7	8.40	—	8.94	58	—	1.15	—	1.65	(10.54)	—	(7.77)
2013	7	9.39	—	9.70	65	—	1.15	—	1.65	18.11	—	19.75
2012	8	7.99	—	8.21	62	2.40	1.15	—	1.65	15.35	—	16.54

Advanced Series Trust - AST Investment Grade Bond
2016	170	15.12	—	16.33	2,682	—	1.15	—	2.05	2.11	—	3.02
2015	205	14.81	—	15.85	3,151	—	1.15	—	2.05	(0.86)	—	0.02
2014	131	14.94	—	15.85	2,026	—	1.15	—	2.05	4.58	—	5.51
2013	169	14.28	—	15.02	2,488	—	1.15	—	2.05	(5.13)	—	(4.28)
2012	307	15.06	—	15.69	4,735	0.80	1.15	—	2.05	7.20	—	8.15

Advanced Series Trust - AST J.P. Morgan Global Thematic
2016	8	13.02	—	13.71	113	—	1.15	—	1.75	3.41	—	4.02
2015	9	12.59	—	13.18	121	—	1.15	—	1.75	(2.75)	—	(2.17)
2014	14	12.95	—	13.47	182	—	1.15	—	1.75	4.53	—	5.15
2013	14	12.39	—	12.81	178	—	1.15	—	1.75	14.96	—	15.07
2012	11	10.76	—	11.14	119	0.58	1.15	—	1.90	12.27	—	12.29

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST J.P. Morgan International Equity
2016	5	$8.74	—	9.46	$47	—%	1.15	—	2.00%	(0.06)	—	0.77%
2015	5	8.75	—	9.39	47	—	1.15	—	2.00	(4.70)	—	(3.90)
2014	5	9.18	—	9.77	49	—	1.15	—	2.00	(8.20)	—	(7.43)
2013	5	10.00	—	10.56	53	—	1.15	—	2.00	13.10	—	14.05
2012	5	8.84	—	9.26	49	1.88	1.15	—	2.00	19.51	—	20.52

Advanced Series Trust - AST J.P. Morgan Strategic Opportunities
2016	200	11.13	—	12.73	2,432	—	1.15	—	2.60	1.21	—	2.66
2015	220	11.00	—	12.40	2,621	—	1.15	—	2.60	(2.72)	—	(1.32)
2014	273	11.31	—	12.57	3,310	—	1.15	—	2.60	2.77	—	4.25
2013	285	11.00	—	12.06	3,339	—	1.15	—	2.60	8.22	—	9.77
2012	300	10.17	—	10.98	3,218	1.67	1.15	—	2.60	7.90	—	9.46

Advanced Series Trust - AST Loomis Sayles Large-Cap Growth
2016	10	15.47	—	16.97	170	—	1.00	—	2.00	3.51	—	4.53
2015	12	14.94	—	16.24	182	—	1.00	—	2.00	7.91	—	8.98
2014	12	13.85	—	14.90	172	—	1.00	—	2.00	8.42	—	9.49
2013	10	12.77	—	13.61	133	—	1.00	—	2.00	33.93	—	35.26
2012	10	9.54	—	10.06	98	0.36	1.00	—	2.00	10.06	—	11.88

Advanced Series Trust - AST Lord Abbett Core Fixed Income
2016	4	13.23	—	13.87	51	—	1.00	—	1.50	1.09	—	1.59
2015	4	13.09	—	13.65	54	—	1.00	—	1.50	(2.06)	—	(1.57)
2014	4	13.37	—	13.87	58	—	1.00	—	1.50	4.81	—	5.33
2013	4	12.75	—	13.16	58	—	1.00	—	1.50	(3.45)	—	(2.97)
2012	5	13.21	—	13.57	62	1.05	1.00	—	1.50	4.36	—	5.57

Advanced Series Trust - AST MFS Global Equity
2016	4	14.78	—	15.49	61	—	1.00	—	1.50	5.53	—	6.05
2015	5	14.01	—	14.60	65	—	1.00	—	1.50	(2.92)	—	(2.44)
2014	5	14.43	—	14.97	68	—	1.00	—	1.50	2.10	—	2.60
2013	5	14.13	—	14.59	67	—	1.00	—	1.50	25.75	—	26.37
2012	5	11.24	—	11.54	56	0.97	1.00	—	1.50	21.25	—	22.66

Advanced Series Trust - AST MFS Growth
2016	<1	16.43	—	16.43	4	—	1.15	—	1.15	0.75	—	0.75
2015	<1	16.31	—	16.31	4	—	1.15	—	1.15	6.01	—	6.01
2014	<1	15.38	—	15.38	4	—	1.15	—	1.15	7.47	—	7.47
2013	1	14.31	—	14.31	18	—	1.15	—	1.15	35.15	—	35.15
2012	1	10.59	—	10.59	14	—	1.15	—	1.15	15.75	—	15.75

Advanced Series Trust - AST Neuberger Berman/LSV Mid-Cap Value
2016	1	17.93	—	18.79	27	—	1.15	—	1.65	16.31	—	16.89
2015	2	15.42	—	16.07	24	—	1.15	—	1.65	(7.17)	—	(6.71)
2014	2	16.61	—	17.23	28	—	1.15	—	1.65	12.39	—	12.95
2013	2	14.78	—	15.25	26	—	1.15	—	1.65	39.70	—	40.39
2012	2	10.58	—	10.87	25	0.94	1.15	—	1.65	15.22	—	15.79

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST New Discovery Asset Allocation (fund launched on April 30, 2012)
2016	14	$12.20	—	12.54	$173	—%	1.50	—	2.10%	2.18	—	2.78%
2015	14	11.94	—	12.20	172	—	1.50	—	2.10	(4.79)	—	(2.70)
2014	<1	12.54	—	12.54	6	—	1.50	—	1.50	3.58	—	3.58
2013	<1	12.11	—	12.11	3	—	1.50	—	1.50	17.16	—	17.16
2012	1	10.34	—	10.34	6	2.32	1.50	—	1.50	3.37	—	3.37

Advanced Series Trust - AST Parametric Emerging Markets Equity
2016	1	8.37	—	8.72	12	—	1.15	—	1.65	10.54	—	11.08
2015	1	7.57	—	7.85	12	—	1.15	—	1.65	(18.08)	—	(17.67)
2014	2	9.24	—	9.54	14	—	1.15	—	1.65	(6.23)	—	(5.77)
2013	2	9.85	—	10.12	16	—	1.15	—	1.65	(1.41)	—	(0.92)
2012	2	9.99	—	10.22	17	1.57	1.15	—	1.65	16.01	—	16.59

Advanced Series Trust - AST PIMCO Total Return Bond
2016	6	13.22	—	14.05	79	—	1.00	—	1.65	2.54	—	3.20
2015	6	12.89	—	13.61	85	—	1.00	—	1.65	(3.70)	—	(2.00)
2014	8	13.39	—	13.89	109	—	1.15	—	1.65	2.06	—	2.54
2013	9	13.06	—	13.61	114	—	1.00	—	1.65	(2.81)	—	(1.61)
2012	33	13.27	—	14.00	440	2.47	1.00	—	2.00	7.17	—	8.95

Advanced Series Trust - AST Preservation Asset Allocation
2016	439	12.06	—	13.80	5,847	—	1.15	—	2.60	2.85	—	4.33
2015	478	11.73	—	13.23	6,120	—	1.15	—	2.60	(2.40)	—	(1.00)
2014	615	12.02	—	13.36	7,944	—	1.15	—	2.60	3.09	—	4.57
2013	684	11.66	—	12.78	8,487	—	1.15	—	2.60	6.44	—	7.97
2012	752	10.95	—	11.83	8,681	1.14	1.15	—	2.60	7.57	—	9.12

Advanced Series Trust - AST Prudential Growth Allocation
2016	879	10.99	—	12.57	10,655	—	1.15	—	2.60	7.31	—	8.84
2015	937	10.24	—	11.55	10,475	—	1.15	—	2.60	(3.13)	—	(1.74)
2014	826	10.58	—	11.76	9,408	—	1.15	—	2.60	6.43	—	7.95
2013	878	9.94	—	10.89	9,291	—	1.15	—	2.60	14.06	—	15.69
2012	1,112	8.71	—	9.41	10,160	1.72	1.15	—	2.60	10.05	—	11.63

Advanced Series Trust - AST QMA US Equity Alpha
2016	3	16.17	—	17.34	51	—	1.00	—	1.75	12.87	—	13.71
2015	4	14.33	—	15.25	54	—	1.00	—	1.75	1.30	—	2.06
2014	4	14.14	—	14.94	56	—	1.00	—	1.75	15.19	—	16.05
2013	4	12.28	—	12.88	47	—	1.00	—	1.75	30.15	—	31.12
2012	5	9.43	—	9.82	47	0.73	1.00	—	1.75	16.76	—	18.41

Advanced Series Trust - AST RCM World Trends
2016	108	10.95	—	12.44	1,280	—	1.15	—	2.65	2.11	—	3.62
2015	117	10.72	—	12.01	1349	—	1.15	—	2.65	(2.75)	—	(1.30)
2014	130	11.03	—	12.17	1,528	—	1.15	—	2.65	2.42	—	3.94
2013	136	10.77	—	11.71	1,550	—	1.15	—	2.65	9.53	—	11.16
2012	169	9.83	—	10.53	1,741	0.61	1.15	—	2.65	7.43	—	9.02

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Schroders Global Tactical
2016	85	$11.76	—	13.31	$1,096	—%	1.15	—	2.60%	4.11	—	5.60%
2015	89	11.30	—	12.60	1,097	—	1.15	—	2.60	(8.31)	—	(1.67)
2014	44	12.32	—	12.82	561	—	1.15	—	1.75	3.62	—	4.23
2013	43	11.89	—	12.30	520	—	1.15	—	1.75	14.97	—	16.72
2012	38	10.37	—	10.54	402	0.63	1.15	—	1.50	14.39	—	14.58

Advanced Series Trust - AST Small-Cap Growth
2016	<1	18.06	—	18.06	<1	—	1.50	—	1.50	10.42	—	10.42
2015	<1	16.36	—	16.36	1	—	1.50	—	1.50	(0.71)	—	(0.71)
2014	<1	16.47	—	16.47	1	—	1.50	—	1.50	0.03	—	2.28
2013	<1	16.11	—	16.47	4	—	1.15	—	1.50	33.17	—	33.63
2012	<1	12.09	—	12.32	3	—	1.15	—	1.50	10.51	—	10.90

Advanced Series Trust - AST Small-Cap Growth Opportunities
2016	1	14.58	—	15.49	20	—	1.00	—	1.65	5.95	—	6.63
2015	2	13.76	—	14.53	24	—	1.00	—	1.65	(0.31)	—	0.33
2014	2	13.81	—	14.48	26	—	1.00	—	1.65	3.23	—	3.90
2013	2	13.37	—	13.94	25	—	1.00	—	1.65	38.52	—	39.42
2012	2	9.65	—	10.00	20	—	1.00	—	1.65	18.12	—	19.67

Advanced Series Trust - AST Small-Cap Value
2016	2	18.23	—	19.10	36	—	1.15	—	1.65	27.11	—	27.73
2015	2	14.34	—	14.95	29	—	1.15	—	1.65	(5.40)	—	(3.42)
2014	2	14.85	—	15.81	31	—	1.15	—	1.65	0.94	—	4.07
2013	2	14.71	—	15.19	30	—	1.15	—	1.65	35.84	—	37.72
2012	2	10.89	—	11.18	23	0.59	1.15	—	1.65	16.81	—	18.03

Advanced Series Trust - AST Templeton Global Bond
2016	4	11.18	—	11.71	41	—	1.15	—	1.65	2.66	—	3.17
2015	4	10.89	—	11.35	46	—	1.15	—	1.65	(6.17)	—	(5.70)
2014	4	11.61	—	12.04	53	—	1.15	—	1.65	(1.08)	—	(0.59)
2013	5	11.73	—	12.11	56	—	1.15	—	1.65	(5.32)	—	(4.85)
2012	5	12.39	—	12.73	62	1.86	1.15	—	1.65	3.51	—	4.03

Advanced Series Trust - AST T. Rowe Price Asset Allocation
2016	291	12.74	—	14.57	4,049	—	1.15	—	2.60	4.82	—	6.32
2015	359	12.15	—	13.71	4,711	—	1.15	—	2.60	(2.50)	—	(1.10)
2014	445	12.47	—	13.86	5,969	—	1.15	—	2.60	3.19	—	4.67
2013	513	12.08	—	13.24	6,585	—	1.15	—	2.60	13.87	—	15.50
2012	507	10.61	—	11.46	5,669	1.31	1.15	—	2.60	10.61	—	12.20

Advanced Series Trust - AST T. Rowe Price Large-Cap Growth
2016	1	18.90	—	19.53	20	—	1.15	—	1.50	1.18	—	1.53
2015	1	18.68	—	19.23	20	—	1.15	—	1.50	7.96	—	8.34
2014	1	17.30	—	17.75	19	—	1.15	—	1.50	6.74	—	7.11
2013	1	16.21	—	16.57	17	—	1.15	—	1.50	41.89	—	42.39
2012	3	11.42	—	11.64	33	—	1.15	—	1.50	15.84	—	16.24

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST T. Rowe Price Natural Resources
2016	5	$8.48	—	8.88	$44	—%	1.15	—	1.65%	22.59	—	23.20%
2015	9	6.92	—	7.21	65	—	1.15	—	1.65	(20.57)	—	(20.17)
2014	11	8.71	—	9.03	101	—	1.15	—	1.65	(9.85)	—	(9.40)
2013	13	9.66	—	9.97	126	—	1.15	—	1.65	13.51	—	14.07
2012	14	8.51	—	8.74	117	0.46	1.15	—	1.65	1.93	—	2.44

Advanced Series Trust - AST Value Equity
2016	1	10.86	—	11.38	16	—	1.15	—	1.65	4.41	—	4.92
2015	2	10.40	—	10.85	16	—	1.15	—	1.65	(7.59)	—	(7.13)
2014	2	11.26	—	11.68	25	—	1.15	—	1.65	(0.09)	—	0.40
2013	2	11.27	—	11.63	25	—	1.15	—	1.65	32.44	—	33.10
2012	3	8.51	—	8.74	22	1.04	1.15	—	1.65	11.56	—	12.11

Advanced Series Trust - AST WEDGE Capital Mid-Cap Value
2016	2	16.03	—	17.35	39	—	1.15	—	2.00	11.76	—	12.70
2015	3	14.35	—	15.40	42	—	1.15	—	2.00	(8.44)	—	(7.67)
2014	3	15.67	—	16.68	46	—	1.15	—	2.00	12.71	—	13.66
2013	3	13.90	—	14.67	41	—	1.15	—	2.00	29.82	—	30.91
2012	3	10.71	—	11.21	31	0.62	1.15	—	2.00	16.08	—	17.06

Advanced Series Trust - AST Wellington Management Hedged Equity
2016	20	10.85	—	11.10	215	—	1.50	—	1.75	4.69	—	4.95
2015	22	10.36	—	10.58	228	—	1.50	—	1.75	(3.06)	—	(2.10)
2014	20	10.69	—	10.81	211	—	1.50	—	1.65	3.79	—	3.94
2013	15	10.30	—	10.40	160	—	1.50	—	1.65	18.54	—	18.72
2012	14	8.69	—	8.76	119	0.29	1.50	—	1.65	9.20	—	9.36

Advanced Series Trust - AST Western Asset Core Plus Bond (fund launched on August 20, 2012)
2016	1	13.39	—	13.39	12	—	1.00	—	1.00	4.11	—	4.11
2015	1	12.86	—	12.86	12	—	1.00	—	1.00	0.23	—	0.23
2014	1	12.83	—	12.83	13	—	1.00	—	1.00	6.13	—	6.13
2013	1	12.09	—	12.09	13	—	1.00	—	1.00	(2.47)	—	(2.47)
2012	1	12.39	—	12.39	13	—	1.00	—	1.00	6.78	—	6.78

Alliance Bernstein Variable Product Series Fund - AB VPS Growth
2016	923	13.36	—	20.83	13,602	—	0.70	—	2.59	(1.75)	—	0.15
2015	1,079	13.34	—	21.20	16,122	—	0.70	—	2.59	6.00	—	8.06
2014	1,324	12.35	—	20.00	18,443	—	0.70	—	2.59	10.04	—	12.18
2013	1,689	11.01	—	18.17	22,404	0.03	0.70	—	2.59	30.26	—	32.79
2012	2,044	8.29	—	13.95	21,048	—	0.70	—	2.59	10.63	—	12.79

Alliance Bernstein Variable Product Series Fund - AB VPS Growth & Income
2016	2,154	20.55	—	25.57	42,440	0.77	0.70	—	2.59	8.20	—	10.30
2015	2,554	18.99	—	23.19	46,289	1.16	0.70	—	2.59	(1.20)	—	0.72
2014	2,985	19.22	—	23.02	54,295	1.07	0.70	—	2.59	6.46	—	8.53
2013	3,790	18.05	—	21.21	64,269	1.16	0.70	—	2.59	31.11	—	33.65
2012	4,652	13.77	—	15.87	59,852	1.36	0.70	—	2.59	14.20	—	16.42

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Alliance Bernstein Variable Product Series Fund - AB VPS International Value
2016	784	$8.86	—	10.34	$7,726	1.03%	1.29	—	2.59%	(3.36)	—	(2.07)%
2015	859	9.16	—	10.56	8,689	2.17	1.29	—	2.59	(0.25)	—	1.08
2014	1,037	9.19	—	10.44	10,427	3.23	1.29	—	2.59	(8.88)	—	(7.67)
2013	1,176	10.08	—	11.31	12,866	5.62	1.29	—	2.59	19.55	—	21.15
2012	1,567	8.43	—	9.34	14,231	1.35	1.29	—	2.59	11.23	—	12.72

Alliance Bernstein Variable Product Series Fund - AB VPS Large Cap Growth
2016	1,099	13.88	—	20.52	13,723	—	0.70	—	2.59	(0.29)	—	1.64
2015	1,229	13.66	—	20.58	15,251	—	0.70	—	2.59	7.98	—	10.08
2014	1,431	11.97	—	19.06	16,401	—	0.94	—	2.59	10.89	—	12.77
2013	1,886	10.61	—	17.19	20,320	—	0.94	—	2.59	31.57	—	33.45
2012	2,204	8.07	—	12.88	17,489	0.03	0.70	—	2.59	13.67	—	15.89

Alliance Bernstein Variable Product Series Fund - AB VPS Small/Mid Cap Value
2016	305	31.37	—	37.60	10,817	0.34	1.29	—	2.59	21.57	—	23.19
2015	354	25.81	—	30.53	10,247	0.53	1.29	—	2.59	(8.14)	—	(6.91)
2014	434	28.09	—	32.79	13,578	0.41	1.29	—	2.59	6.12	—	7.54
2013	647	26.47	—	30.49	18,939	0.42	1.29	—	2.59	34.07	—	35.86
2012	834	19.74	—	22.44	18,040	0.29	1.29	—	2.59	15.39	—	16.94

Alliance Bernstein Variable Product Series Fund - AB VPS Value
2016	48	12.80	—	14.94	682	1.33	1.29	—	2.59	8.42	—	9.86
2015	55	11.81	—	13.60	717	1.84	1.29	—	2.59	(9.57)	—	(8.37)
2014	67	13.06	—	14.84	945	1.55	1.29	—	2.59	7.90	—	9.34
2013	84	12.10	—	13.57	1,089	1.89	1.29	—	2.59	32.96	—	34.73
2012	139	9.10	—	10.08	1,352	1.78	1.29	—	2.59	12.54	—	14.05

American Century Variable Portfolios, Inc. - American Century VP Balanced
2016	—	N/A	—	N/A	—	—	N/A	—	N/A	N/A	—	N/A
2015	—	21.30	—	21.30	—	2.74	1.45	—	1.45	(3.98)	—	(3.98)
2014	1	22.18	—	22.18	12	1.56	1.45	—	1.45	8.27	—	8.27
2013	1	20.48	—	20.48	12	1.63	1.45	—	1.45	15.74	—	15.74
2012	1	17.70	—	17.70	11	2.14	1.45	—	1.45	10.19	—	10.19

American Century Variable Portfolios, Inc. - American Century VP International
2016	<1	16.33	—	16.33	5	1.03	1.45	—	1.45	(6.86)	—	(6.86)
2015	<1	17.53	—	17.53	6	0.38	1.45	—	1.45	(0.69)	—	(0.69)
2014	<1	17.65	—	17.65	6	1.68	1.45	—	1.45	(6.87)	—	(6.87)
2013	<1	18.95	—	18.95	6	1.65	1.45	—	1.45	20.65	—	20.65
2012	<1	15.71	—	15.71	5	0.83	1.45	—	1.45	19.41	—	19.41

Deutsche Variable Series I - Deutsche Bond VIP A
2016	12	16.26	—	16.56	197	5.05	0.70	—	0.80	5.08	—	5.19
2015	12	15.47	—	15.74	181	3.64	0.70	—	0.80	(1.09)	—	(0.99)
2014	19	15.64	—	15.90	299	3.99	0.70	—	0.80	5.78	—	5.89
2013	20	14.79	—	15.01	299	3.38	0.70	—	0.80	(3.81)	—	(3.71)
2012	23	15.37	—	15.59	365	4.45	0.70	—	0.80	6.91	—	7.02

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Deutsche Variable Series I - Deutsche Capital Growth VIP A
2016	56	$22.29	—	22.70	$1,273	0.76%	0.70	—	0.80%	3.41	—	3.52%
2015	57	21.55	—	21.93	1,252	0.66	0.70	—	0.80	7.75	—	7.86
2014	54	20.00	—	20.33	1,086	0.62	0.70	—	0.80	12.07	—	12.18
2013	61	17.85	—	18.12	1,106	1.19	0.70	—	0.80	33.57	—	33.70
2012	69	13.36	—	13.55	928	0.88	0.70	—	0.80	15.12	—	15.24

Deutsche Variable Series I - Deutsche Core Equity VIP A
2016	27	20.53	—	20.91	553	1.34	0.70	—	0.80	9.60	—	9.71
2015	30	18.73	—	19.06	563	0.88	0.70	—	0.80	4.41	—	4.51
2014	34	17.94	—	18.23	617	1.06	0.70	—	0.80	10.93	—	11.04
2013	37	16.17	—	16.42	611	1.25	0.70	—	0.80	36.23	—	36.37
2012	32	11.87	—	12.04	382	1.23	0.70	—	0.80	14.89	—	15.00

Deutsche Variable Series I - Deutsche CROCI® International VIP A
2016	15	10.92	—	11.12	166	10.47	0.70	—	0.80	(0.07)	—	0.03
2015	18	10.93	—	11.12	194	4.24	0.70	—	0.80	(6.24)	—	(6.14)
2014	18	11.65	—	11.84	217	1.96	0.70	—	0.80	(12.47)	—	(12.38)
2013	22	13.31	—	13.52	290	4.65	0.70	—	0.80	19.27	—	19.39
2012	29	11.16	—	11.32	324	2.13	0.70	—	0.80	19.68	—	19.80

Deutsche Variable Series I - Deutsche Global Small Cap VIP A
2016	24	33.82	—	34.44	809	0.39	0.70	—	0.80	0.76	—	0.86
2015	27	33.56	—	34.15	910	1.04	0.70	—	0.80	0.35	—	0.45
2014	31	33.45	—	33.99	1,063	0.84	0.70	—	0.80	(4.90)	—	(4.80)
2013	33	35.17	—	35.71	1,176	0.63	0.70	—	0.80	34.85	—	34.99
2012	38	26.08	—	26.45	1,001	0.67	0.70	—	0.80	14.45	—	14.56

Deutsche Variable Series II - Deutsche Global Income Builder VIP A II
2016	66	15.94	—	16.12	1,064	4.02	0.70	—	0.80	5.96	—	6.07
2015	70	15.04	—	15.20	1,055	3.27	0.70	—	0.80	(2.23)	—	(2.13)
2014	78	15.38	—	15.53	1,204	3.18	0.70	—	0.80	3.00	—	3.10
2013	87	14.93	—	15.07	1,310	2.13	0.70	—	0.80	15.69	—	15.81
2012	97	12.91	—	13.01	1,263	1.55	0.70	—	0.80	12.07	—	12.19

Deutsche Variable Series II - Deutsche Government Money Market VIP A II
2016	18	10.06	—	10.16	183	0.06	0.70	—	0.80	(0.74)	—	(0.64)
2015	17	10.13	—	10.22	177	0.01	0.70	—	0.80	(0.79)	—	(0.69)
2014	16	10.21	—	10.30	163	0.01	0.70	—	0.80	(0.79)	—	(0.69)
2013	16	10.29	—	10.37	169	0.01	0.70	—	0.80	(0.79)	—	(0.69)
2012	17	10.37	—	10.44	173	0.01	0.70	—	0.80	(0.79)	—	(0.69)

Deutsche Variable Series II - Deutsche Small Mid Cap Growth VIP A II
2016	21	19.56	—	19.79	417	—	0.70	—	0.80	8.20	—	8.31
2015	20	18.07	—	18.27	361	—	0.70	—	0.80	(1.69)	—	(1.59)
2014	22	18.38	—	18.56	403	—	0.70	—	0.80	4.85	—	4.96
2013	22	17.53	—	17.69	384	0.12	0.70	—	0.80	41.64	—	41.78
2012	23	12.38	—	12.47	282	—	0.70	—	0.80	13.43	—	13.55

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Dreyfus Socially Responsible Growth Fund, Inc. - Dreyfus Socially Responsible Growth Fund
2016	1	$16.84	—	17.53	$23	1.23%	1.15	—	1.37%	8.88	—	9.11%
2015	1	15.47	—	16.06	21	1.04	1.15	—	1.37	(4.51)	—	(4.30)
2014	1	16.20	—	16.79	22	1.03	1.15	—	1.37	11.91	—	12.16
2013	1	14.48	—	14.97	20	1.25	1.15	—	1.37	32.52	—	32.81
2012	1	10.59	—	11.27	15	0.82	1.15	—	1.59	10.20	—	10.69

Dreyfus Stock Index Fund - Dreyfus Stock Index Fund
2016	10	18.10	—	21.69	214	1.81	1.15	—	1.60	9.92	—	10.43
2015	30	13.83	—	19.64	567	1.81	1.15	—	1.65	(0.55)	—	(0.05)
2014	32	15.99	—	19.65	604	1.74	1.15	—	1.85	11.33	—	12.13
2013	33	14.36	—	17.52	555	1.84	1.15	—	1.85	29.59	—	30.52
2012	35	11.08	—	13.43	451	2.07	1.15	—	1.85	13.59	—	14.41

Dreyfus Variable Investment Fund - VIF Government Money Market
2016	32	9.08	—	11.24	328	0.01	1.15	—	1.85	(1.83)	—	(1.13)
2015	37	9.25	—	11.37	379	—	1.15	—	1.85	(1.85)	—	(1.14)
2014	33	9.43	—	11.50	341	<0.01	1.15	—	1.85	(1.85)	—	(1.14)
2013	40	9.60	—	11.63	425	—	1.15	—	1.85	(1.85)	—	(1.14)
2012	47	9.78	—	11.76	506	—	1.15	—	1.85	(1.85)	—	(1.15)

Dreyfus Variable Investment Fund - VIF Growth & Income
2016	2	15.54	—	21.29	44	1.01	1.15	—	1.65	8.24	—	8.78
2015	4	14.63	—	19.57	72	0.81	1.15	—	1.85	(0.30)	—	0.42
2014	5	16.79	—	19.49	92	0.77	1.15	—	2.00	7.87	—	8.82
2013	5	14.36	—	17.91	90	0.90	1.15	—	2.00	34.05	—	35.22
2012	6	11.61	—	13.25	75	1.37	1.15	—	2.00	15.71	—	16.72

Federated Insurance Series - Federated Government Money Fund II
2016	312	9.08	—	10.86	3,537	—	1.15	—	1.85	(1.84)	—	(1.14)
2015	354	9.25	—	10.99	4,068	—	1.15	—	1.85	(1.85)	—	(1.14)
2014	416	9.43	—	11.11	4,847	—	1.15	—	1.85	(1.85)	—	(1.14)
2013	481	9.60	—	11.24	5,678	—	1.15	—	1.85	(1.85)	—	(1.14)
2012	589	9.79	—	11.37	7,077	—	1.15	—	1.85	(1.86)	—	(1.15)

Fidelity Variable Insurance Products Fund - VIP Contrafund
2016	151	21.32	—	33.08	3,971	0.79	1.15	—	1.65	6.24	—	6.77
2015	160	20.07	—	30.98	3,937	1.00	1.15	—	1.65	(0.98)	—	(0.48)
2014	181	20.26	—	31.13	4,509	0.86	1.15	—	1.65	10.11	—	10.66
2013	238	21.07	—	28.13	5,318	1.05	1.15	—	1.65	29.14	—	29.79
2012	263	14.25	—	21.67	4,535	1.29	1.15	—	1.65	0.03	—	15.08

Fidelity Variable Insurance Products Fund - VIP Equity-Income
2016	28	19.08	—	23.42	616	2.14	1.15	—	1.65	16.09	—	16.67
2015	33	16.43	—	20.07	623	3.00	1.15	—	1.65	(5.54)	—	(5.06)
2014	39	17.39	—	21.15	773	2.74	1.15	—	1.65	6.94	—	7.48
2013	44	16.27	—	19.67	813	2.40	1.15	—	1.65	26.05	—	26.68
2012	54	12.90	—	15.53	784	2.81	1.15	—	1.65	15.38	—	15.96

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity Variable Insurance Products Fund - VIP Government Money Market (fund launched on April 29, 2016)
2016	2,034	$9.88	—	9.97	$20,183	0.32%	0.70	—	2.05%	(1.21)	—	(0.32)%

Fidelity Variable Insurance Products Fund - VIP Growth
2016	182	11.57	—	20.05	2,872	0.04	1.15	—	1.65	(0.84)	—	(0.35)
2015	201	11.67	—	20.12	3,196	0.25	1.15	—	1.65	5.42	—	5.95
2014	231	11.07	—	18.99	3,462	0.18	1.15	—	1.65	9.48	—	10.03
2013	261	13.10	—	17.26	3,578	0.28	1.15	—	1.65	34.11	—	34.78
2012	281	9.77	—	12.81	2,865	0.60	1.15	—	1.65	12.81	—	13.37

Fidelity Variable Insurance Products Fund - VIP High Income
2016	25	16.49	—	18.40	420	4.88	1.15	—	1.65	12.74	—	13.30
2015	32	14.63	—	16.24	472	6.70	1.15	—	1.65	(5.20)	—	(4.73)
2014	33	15.43	—	17.04	520	5.07	1.15	—	1.65	(0.50)	—	—
2013	43	15.51	—	17.04	674	5.29	1.15	—	1.65	4.21	—	4.74
2012	54	14.88	—	16.27	809	5.02	1.15	—	1.65	12.35	—	12.92

Fidelity Variable Insurance Products Fund - VIP Index 500
2016	181	15.56	—	17.45	3,173	1.35	1.15	—	1.65	10.03	—	10.58
2015	214	14.14	—	15.78	3,406	1.91	1.15	—	1.65	(0.32)	—	0.18
2014	246	14.18	—	15.75	3,923	1.48	1.15	—	1.65	11.71	—	12.27
2013	309	14.03	—	14.31	4,399	1.85	1.15	—	1.65	30.08	—	30.73
2012	350	10.73	—	11.00	3,821	2.01	1.15	—	1.65	14.01	—	14.59

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond
2016	44	19.00	—	19.67	870	2.21	1.25	—	1.45	3.24	—	3.44
2015	53	18.40	—	19.01	1,015	2.43	1.25	—	1.45	(2.03)	—	(1.83)
2014	63	18.78	—	19.37	1,215	2.20	1.25	—	1.45	4.30	—	4.51
2013	64	18.01	—	18.53	1,186	2.26	1.25	—	1.45	(3.19)	—	(3.00)
2012	71	18.60	—	19.10	1,354	2.18	1.25	—	1.45	4.58	—	6.99

Fidelity Variable Insurance Products Fund - VIP Overseas
2016	52	10.68	—	11.17	646	1.57	1.15	—	1.65	(6.61)	—	(6.15)
2015	45	11.44	—	11.90	591	1.26	1.15	—	1.65	1.93	—	2.44
2014	55	11.22	—	11.61	721	1.10	1.15	—	1.65	(9.58)	—	(9.13)
2013	80	12.78	—	14.78	1,155	1.30	1.15	—	1.65	28.30	—	28.95
2012	84	9.67	—	9.91	946	1.90	1.15	—	1.65	18.76	—	19.36

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Asset Manager Growth (Service Class 2)
2016	—	14.87	—	14.87	—	—	1.60	—	1.60	0.55	—	0.55
2015	2	14.78	—	14.78	33	1.45	1.60	—	1.60	(1.78)	—	(1.78)
2014	1	15.05	—	15.05	13	0.81	1.60	—	1.60	3.86	—	3.86
2013	1	14.49	—	14.49	13	0.24	1.60	—	1.60	20.14	—	20.14
2012	5	12.06	—	12.43	56	1.17	1.35	—	1.60	13.27	—	13.56

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Contrafund (Service Class 2)
2016	1,618	$17.19	—	18.75	$29,795	0.57%	1.29	—	2.59%	4.95	—	6.34%
2015	1,914	16.16	—	17.87	33,278	0.74	1.29	—	2.59	(2.19)	—	(0.88)
2014	2,424	16.30	—	18.27	43,004	0.66	1.29	—	2.59	8.76	—	10.21
2013	3,152	14.79	—	16.80	50,943	0.76	1.29	—	2.59	27.56	—	29.26
2012	4,188	11.44	—	13.17	52,723	1.06	1.29	—	2.59	13.13	—	14.64

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Equity-Income (Service Class 2)
2016	27	17.05	—	18.46	487	1.97	1.35	—	1.85	15.54	—	16.12
2015	33	14.75	—	15.89	507	2.84	1.35	—	1.85	(6.01)	—	(5.53)
2014	37	16.83	—	17.51	617	2.58	1.35	—	2.00	6.31	—	7.02
2013	41	15.72	—	16.47	640	2.11	1.35	—	2.00	25.27	—	26.10
2012	54	12.47	—	13.15	662	2.79	1.35	—	2.00	14.71	—	15.47

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom 2010 Portfolio (Service Class 2)
2016	306	12.96	—	14.30	4,237	1.29	1.29	—	2.19	2.93	—	3.88
2015	306	12.17	—	13.76	4,060	1.59	1.29	—	2.54	(3.06)	—	(1.81)
2014	317	12.55	—	14.02	4,308	1.18	1.29	—	2.54	1.56	—	2.87
2013	438	12.36	—	13.63	5,815	1.20	1.29	—	2.54	10.32	—	11.74
2012	659	11.20	—	12.19	7,849	1.60	1.29	—	2.54	8.74	—	10.14

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom 2020 Portfolio (Service Class 2)
2016	220	12.79	—	14.26	3,014	1.27	1.29	—	2.29	3.39	—	4.44
2015	268	12.37	—	13.66	3,539	1.57	1.29	—	2.29	(2.74)	—	(1.74)
2014	290	12.72	—	13.90	3,912	1.22	1.29	—	2.29	2.20	—	3.25
2013	397	12.45	—	13.46	5,203	1.42	1.29	—	2.29	12.99	—	14.14
2012	499	11.02	—	11.79	5,753	1.70	1.29	—	2.29	10.48	—	11.61

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom 2030 Portfolio (Service Class 2)
2016	107	13.61	—	14.53	1,501	1.18	1.29	—	1.89	4.37	—	5.01
2015	114	13.04	—	13.84	1,528	1.25	1.29	—	1.89	(2.41)	—	(1.81)
2014	158	13.37	—	14.09	2,173	1.21	1.29	—	1.89	2.76	—	3.39
2013	197	13.01	—	13.63	2,623	1.45	1.29	—	1.89	19.11	—	19.84
2012	219	10.92	—	11.37	2,448	1.98	1.29	—	1.89	13.00	—	13.69

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom Income Portfolio (Service Class 2)
2016	63	11.55	—	12.88	780	0.85	1.29	—	2.29	1.79	—	2.83
2015	123	11.46	—	12.52	1,498	1.19	1.29	—	2.19	(2.75)	—	(1.85)
2014	120	11.78	—	12.76	1,487	1.13	1.29	—	2.19	1.27	—	2.20
2013	152	11.64	—	12.48	1,856	1.09	1.29	—	2.19	2.90	—	3.85
2012	207	11.31	—	12.02	2,445	1.06	1.29	—	2.19	4.53	—	4.88

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Government Money Market (Service Class 2)
2016	3,027	8.47	—	9.17	28,836	0.02	1.25	—	2.59	(2.57)	—	(1.23)
2015	751	8.69	—	9.28	7,087	0.01	1.25	—	2.59	(2.58)	—	(1.23)
2014	880	8.92	—	9.40	8,471	0.01	1.25	—	2.59	(2.58)	—	(1.23)
2013	961	9.16	—	9.52	9,439	0.01	1.25	—	2.59	(2.58)	—	(1.23)
2012	1,363	9.40	—	9.64	13,578	0.01	1.25	—	2.59	(2.59)	—	(1.24)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Growth (Service Class 2)
2016	7	$13.75	—	14.89	$105	—%	1.35	—	1.85%	(1.31)	—	(0.80)%
2015	10	13.93	—	15.01	145	0.03	1.35	—	1.85	4.93	—	5.46
2014	11	13.28	—	14.23	158	—	1.35	—	1.85	8.96	—	9.51
2013	11	12.19	—	13.00	145	0.05	1.35	—	1.85	33.49	—	34.17
2012	12	9.13	—	9.69	117	0.35	1.35	—	1.85	12.28	—	12.85

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Growth & Income (Service Class 2)
2016	258	17.50	—	20.43	5,000	1.47	1.29	—	2.59	12.82	—	14.32
2015	294	15.51	—	17.87	5,018	1.78	1.29	—	2.59	(5.06)	—	(3.80)
2014	356	16.34	—	18.58	6,354	1.02	1.29	—	2.59	7.37	—	8.81
2013	761	15.22	—	17.07	12,624	1.61	1.29	—	2.59	29.80	—	31.53
2012	906	11.72	—	12.98	11,479	2.01	1.29	—	2.59	15.18	—	16.72

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Growth Opportunities (Service Class 2) (fund launched on April 24, 2015)
2016	72	16.71	—	18.94	1,323	0.05	1.29	—	2.44	(2.37)	—	(1.22)
2015	76	17.12	—	19.18	1,414	0.01	1.29	—	2.44	(3.00)	—	(2.21)

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP High Income (Service Class 2)
2016	140	15.27	—	17.50	2,368	4.67	1.29	—	2.44	11.39	—	12.70
2015	187	13.70	—	15.53	2,836	5.80	1.29	—	2.44	(6.21)	—	(5.11)
2014	238	14.61	—	16.37	3,846	5.00	1.29	—	2.44	(1.56)	—	(0.40)
2013	307	14.84	—	16.43	4,993	5.35	1.29	—	2.44	3.12	—	4.33
2012	365	14.39	—	15.75	5,701	5.34	1.29	—	2.44	11.18	—	12.50

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Index 500 (Service Class 2)
2016	710	15.97	—	18.10	12,335	1.59	1.29	—	2.44	8.87	—	10.15
2015	482	14.67	—	16.43	7,647	1.81	1.29	—	2.44	(1.38)	—	(0.22)
2014	499	14.87	—	16.47	7,965	1.31	1.29	—	2.44	10.52	—	11.83
2013	644	13.46	—	14.73	9,263	1.82	1.29	—	2.44	28.69	—	30.21
2012	598	10.46	—	11.31	6,649	1.86	1.29	—	2.44	12.80	—	14.14

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Investment Grade Bond (Service Class 2)
2016	<1	15.31	—	15.31	1	1.68	1.50	—	1.50	2.91	—	2.91
2015	<1	14.87	—	14.87	1	1.99	1.50	—	1.50	(2.34)	—	(2.34)
2014	<1	15.23	—	15.23	1	1.71	1.50	—	1.50	4.03	—	4.03
2013	<1	14.64	—	14.64	2	2.40	1.50	—	1.50	(3.54)	—	(3.54)
2012	<1	15.18	—	15.18	2	2.19	1.50	—	1.50	4.02	—	4.02

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Mid Cap (Service Class 2)
2016	500	15.55	—	17.63	9,594	0.30	1.29	—	2.44	(18.79)	—	10.48
2015	550	14.24	—	15.95	9,630	0.24	1.29	—	2.44	(4.03)	—	(2.90)
2014	672	16.43	—	19.95	12,151	0.02	1.29	—	2.44	3.44	—	4.66
2013	869	15.70	—	19.29	15,307	0.26	1.29	—	2.44	34.12	—	34.13
2012	1,098	11.70	—	14.38	14,508	0.37	1.29	—	2.59	11.59	—	13.08

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Overseas (Service Class 2)
2016	<1	$12.85	—	17.37	$7	0.51%	1.35	—	1.80%	(6.97)	—	(6.54)%
2015	2	12.76	—	13.75	28	1.07	1.35	—	1.85	1.39	—	1.90
2014	2	12.59	—	13.49	34	1.07	1.35	—	1.85	(9.99)	—	(9.53)
2013	3	13.98	—	14.91	41	1.10	1.35	—	1.85	27.76	—	28.41
2012	3	10.95	—	11.61	33	1.65	1.35	—	1.85	18.15	—	18.75

Franklin Templeton Variable Insurance Products Trust - Franklin Flex Cap Growth VIP
2016	75	16.10	—	17.91	1,275	—	1.29	—	2.19	(5.01)	—	(4.14)
2015	85	16.58	—	18.69	1,517	—	1.29	—	2.39	1.87	—	3.02
2014	107	16.27	—	18.14	1,855	—	1.29	—	2.39	3.57	—	4.74
2013	140	15.71	—	17.32	2,339	—	1.29	—	2.39	35.71	—	36.33
2012	211	11.53	—	12.76	2,621	—	1.29	—	2.59	6.43	—	7.85

Franklin Templeton Variable Insurance Products Trust - Franklin Growth and Income VIP
2016	833	21.08	—	25.23	20,050	2.56	1.29	—	2.54	8.80	—	10.19
2015	993	18.98	—	22.90	21,787	3.32	1.29	—	2.69	(3.57)	—	(2.19)
2014	1,199	19.69	—	23.41	27,038	2.44	1.29	—	2.69	6.20	—	7.73
2013	1,486	18.54	—	21.73	31,193	2.61	1.29	—	2.69	26.12	—	27.93
2012	1,922	14.70	—	16.99	31,623	2.92	1.29	—	2.69	9.21	—	10.78

Franklin Templeton Variable Insurance Products Trust - Franklin High Income VIP
2016	415	15.43	—	18.29	7,228	6.93	1.28	—	2.59	13.93	—	15.47
2015	478	13.54	—	15.84	7,242	6.99	1.28	—	2.59	(11.48)	—	(10.28)
2014	535	15.30	—	17.65	9,073	6.11	1.28	—	2.59	(2.61)	—	(1.30)
2013	595	15.71	—	17.89	10,280	7.20	1.28	—	2.59	5.04	—	6.46
2012	692	14.95	—	16.80	11,252	7.10	1.28	—	2.59	12.56	—	14.09

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP
2016	4,475	15.91	—	18.86	80,938	4.92	1.28	—	2.59	11.08	—	12.58
2015	5,254	14.32	—	16.75	84,741	4.66	1.28	—	2.59	(9.46)	—	(8.24)
2014	6,536	15.82	—	18.25	115,409	5.20	1.28	—	2.59	1.91	—	3.29
2013	7,996	15.52	—	17.67	137,214	6.35	1.28	—	2.59	10.99	—	12.49
2012	9,738	13.98	—	15.71	149,063	6.56	1.28	—	2.59	9.73	—	11.22

Franklin Templeton Variable Insurance Products Trust - Franklin Large Cap Growth VIP
2016	1,235	14.45	—	16.89	20,021	—	1.29	—	2.54	(4.28)	—	(3.06)
2015	1,390	15.10	—	17.43	23,336	0.28	1.29	—	2.54	2.94	—	4.26
2014	1,756	14.67	—	16.71	28,433	1.12	1.29	—	2.54	9.60	—	11.01
2013	2,324	13.38	—	15.06	34,052	1.07	1.29	—	2.54	25.37	—	26.98
2012	3,073	10.67	—	11.86	35,616	0.84	1.29	—	2.54	9.51	—	10.92

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP
2016	564	15.00	—	17.18	9,939	1.74	1.29	—	2.54	9.33	—	10.73
2015	805	13.72	—	15.52	12,657	2.76	1.29	—	2.54	(6.10)	—	(4.89)
2014	934	14.61	—	16.31	15,527	2.07	1.29	—	2.54	3.02	—	4.34
2013	1,099	14.12	—	15.64	17,621	2.10	1.29	—	2.59	23.89	—	25.97
2012	1,257	11.40	—	12.41	16,188	2.51	1.29	—	2.54	10.47	—	11.89

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP
2016	2,220	$20.31	—	31.96	$48,025	1.89%	1.15	—	2.69%	12.95	—	14.73%
2015	2,586	17.98	—	27.85	49,294	3.02	1.15	—	2.69	(7.49)	—	(6.02)
2014	3,196	19.43	—	29.64	65,115	1.96	1.15	—	2.69	4.24	—	5.90
2013	3,925	18.64	—	27.99	75,874	2.03	1.15	—	2.69	24.81	—	26.79
2012	5,070	14.94	—	22.07	77,900	2.02	1.15	—	2.69	11.16	—	12.93

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP
2016	610	23.52	—	32.46	21,251	0.80	1.28	—	2.69	26.70	—	28.54
2015	751	18.30	—	25.62	20,589	0.64	1.28	—	2.69	(9.88)	—	(8.56)
2014	879	20.01	—	28.43	26,531	0.62	1.28	—	2.69	(2.14)	—	(0.71)
2013	1,109	20.16	—	29.05	33,819	1.33	1.28	—	2.69	32.58	—	34.51
2012	1,414	14.99	—	21.91	32,367	0.79	1.28	—	2.69	15.20	—	16.88

Franklin Templeton Variable Insurance Products Trust - Franklin Small-Mid Cap Growth VIP
2016	22	26.83	—	34.22	648	—	1.15	—	2.34	1.74	—	2.98
2015	33	26.37	—	33.23	880	—	1.15	—	2.34	(4.94)	—	(3.77)
2014	39	27.74	—	34.53	1,067	—	1.15	—	2.34	4.96	—	6.24
2013	45	26.43	—	32.50	1,155	—	1.15	—	2.34	34.92	—	36.58
2012	78	19.59	—	23.80	1,559	—	1.15	—	2.34	8.25	—	9.58

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP
2016	923	10.71	—	12.83	11,396	2.49	1.29	—	2.69	(2.04)	—	(0.63)
2015	1,008	10.93	—	12.91	12,578	2.54	1.29	—	2.69	(2.23)	—	(0.82)
2014	1,230	11.18	—	13.02	15,521	2.61	1.29	—	2.69	0.60	—	2.05
2013	1,541	11.11	—	12.76	19,112	2.81	1.29	—	2.69	(4.87)	—	(3.50)
2012	2,156	11.68	—	13.22	27,760	2.75	1.29	—	2.69	(0.86)	—	0.57

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP
2016	259	19.60	—	24.78	7,229	0.86	1.15	—	2.49	14.53	—	16.10
2015	324	16.89	—	21.63	7,835	2.05	1.15	—	2.49	(21.61)	—	(20.52)
2014	352	21.25	—	27.60	10,815	1.49	1.15	—	2.49	(10.67)	—	(9.44)
2013	429	23.46	—	30.89	14,605	1.95	1.15	—	2.49	(3.39)	—	(2.20)
2012	528	31.98	—	36.19	18,473	1.38	1.29	—	2.49	10.34	—	11.70

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP
2016	2,477	15.35	—	17.73	44,078	1.88	1.15	—	2.69	4.30	—	5.95
2015	2,875	14.49	—	17.00	48,853	3.33	1.15	—	2.69	(9.01)	—	(7.56)
2014	3,435	15.67	—	18.68	63,482	1.87	1.15	—	2.69	(13.52)	—	(12.15)
2013	4,142	17.84	—	21.60	86,941	2.39	1.15	—	2.69	19.66	—	21.56
2012	5,152	14.68	—	18.05	89,891	2.99	1.15	—	2.69	15.05	—	16.88

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP
2016	36	22.30	—	33.56	1,011	—	1.15	—	2.24	0.64	—	1.76
2015	45	22.16	—	32.98	1,220	7.86	1.15	—	2.24	(6.45)	—	(5.40)
2014	50	23.68	—	34.86	1,426	5.58	1.15	—	2.24	(0.45)	—	0.67
2013	59	23.79	—	34.63	1,667	4.56	1.15	—	2.24	(0.65)	—	0.47
2012	70	23.95	—	34.47	1,971	6.11	1.15	—	2.24	12.48	—	13.75

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Franklin Templeton Variable Insurance Products Trust - Templeton Growth VIP
2016	30	$14.79	—	22.56	$637	1.83%	1.15	—	1.85%	7.60	—	8.37%
2015	40	13.75	—	20.82	791	2.61	1.15	—	1.85	(8.22)	—	(7.56)
2014	45	14.98	—	22.52	956	1.42	1.15	—	1.85	(4.61)	—	(3.93)
2013	50	15.70	—	23.44	1,111	2.63	1.15	—	1.85	28.40	—	29.33
2012	56	12.23	—	18.13	949	2.20	1.15	—	1.85	18.82	—	19.68

Goldman Sachs Variable Insurance Trust - VIT Large Cap Value
2016	146	14.92	—	17.42	2,417	2.04	1.29	—	2.59	8.70	—	10.15
2015	173	13.73	—	15.81	2,612	1.36	1.29	—	2.59	(6.89)	—	(5.65)
2014	204	14.74	—	16.76	3,282	1.28	1.29	—	2.59	10.01	—	11.48
2013	264	13.40	—	15.04	3,836	1.14	1.29	—	2.59	29.78	—	31.51
2012	367	10.33	—	11.43	4,086	1.37	1.29	—	2.59	16.04	—	17.59

Goldman Sachs Variable Insurance Trust - VIT Mid Cap Value
2016	109	19.01	—	21.41	2,256	1.27	1.29	—	2.29	10.94	—	12.07
2015	126	16.95	—	19.11	2,333	0.39	1.29	—	2.39	(11.41)	—	(10.41)
2014	142	19.14	—	21.33	2,947	0.89	1.29	—	2.39	10.86	—	12.11
2013	192	17.26	—	19.03	3,553	0.76	1.29	—	2.39	31.18	—	31.78
2012	271	13.10	—	14.50	3,850	1.09	1.29	—	2.59	15.39	—	16.94

Goldman Sachs Variable Insurance Trust - VIT Small Cap Equity Insights
2016	231	17.23	—	33.82	4,450	1.08	1.15	—	2.59	20.02	—	21.80
2015	278	14.36	—	27.77	4,420	0.27	1.15	—	2.59	(4.66)	—	(3.25)
2014	354	15.06	—	28.70	5,940	0.64	1.15	—	2.59	4.16	—	5.71
2013	549	14.46	—	27.15	8,757	0.93	1.15	—	2.59	32.11	—	34.07
2012	707	10.94	—	20.25	8,438	1.12	1.15	—	2.59	9.90	—	11.54

Goldman Sachs Variable Insurance Trust - VIT Strategic Growth
2016	<1	12.78	—	19.32	7	0.28	1.37	—	1.65	0.32	—	0.60
2015	1	12.74	—	19.94	24	0.36	1.15	—	1.65	1.70	—	2.21
2014	1	12.52	—	19.51	24	0.38	1.15	—	1.65	11.78	—	12.34
2013	1	11.20	—	17.36	21	0.41	1.15	—	1.65	30.25	—	30.91
2012	1	8.60	—	13.26	16	0.68	1.15	—	1.65	17.92	—	18.51

Goldman Sachs Variable Insurance Trust - VIT U.S. Equity Insights
2016	202	16.90	—	19.72	3,803	1.24	1.29	—	2.59	7.87	—	9.31
2015	235	15.66	—	18.04	4,062	1.32	1.29	—	2.59	(2.78)	—	(1.48)
2014	279	16.11	—	18.32	4,935	1.28	1.29	—	2.59	13.35	—	14.86
2013	375	14.21	—	15.95	5,793	1.04	1.29	—	2.59	33.96	—	35.75
2012	541	10.61	—	11.75	6,183	1.73	1.29	—	2.59	11.49	—	12.98

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco Investment Services - Invesco V.I. American Franchise
2016	4,454	$11.55	—	17.04	$69,719	—%	0.70	—	2.30%	(0.05)	—	1.56%
2015	5,004	11.37	—	17.05	77,713	—	0.70	—	2.30	2.62	—	4.27
2014	5,740	10.90	—	16.61	86,128	0.04	0.70	—	2.30	5.97	—	7.68
2013	6,845	10.12	—	15.68	93,981	0.42	0.70	—	2.30	36.95	—	39.16
2012	7,873	7.28	—	11.45	78,332	—	0.70	—	2.30	11.14	—	12.94

Invesco Investment Services - Invesco V.I. American Value
2016	1,422	21.64	—	31.26	33,851	0.34	0.70	—	2.69	12.40	—	14.69
2015	1,643	19.25	—	27.26	34,489	0.31	0.70	—	2.69	(11.57)	—	(9.76)
2014	1,921	21.77	—	30.21	45,106	0.44	0.70	—	2.69	6.80	—	8.99
2013	2,294	20.38	—	27.72	49,879	0.65	0.70	—	2.69	30.66	—	33.33
2012	2,761	15.60	—	20.79	45,487	0.70	0.70	—	2.69	14.14	—	16.49

Invesco Investment Services - Invesco V.I. Comstock
2016	1,038	19.83	—	24.85	23,184	1.45	0.70	—	2.30	14.64	—	16.48
2015	1,224	17.30	—	21.33	23,660	1.93	0.70	—	2.30	(8.12)	—	(6.64)
2014	1,429	18.82	—	22.85	29,816	1.31	0.70	—	2.30	6.90	—	8.62
2013	1,699	17.61	—	21.03	32,923	1.63	0.70	—	2.30	32.88	—	35.03
2012	2,038	13.25	—	15.58	29,458	1.69	0.70	—	2.30	16.52	—	18.40

Invesco Investment Services - Invesco V.I. Core Equity
2016	3,186	15.15	—	17.78	65,415	0.74	0.70	—	2.20	7.87	—	9.50
2015	3,613	14.04	—	16.23	68,288	1.11	0.70	—	2.20	(7.82)	—	(6.43)
2014	4,153	15.23	—	17.35	84,651	0.83	0.70	—	2.20	5.79	—	7.39
2013	4,780	14.40	—	16.15	90,978	1.39	0.70	—	2.20	26.44	—	28.35
2012	5,459	11.39	—	12.59	81,396	0.97	0.70	—	2.20	11.40	—	13.09

Invesco Investment Services - Invesco V.I. Core Plus Bond
2016	424	13.73	—	14.91	6,381	4.14	1.10	—	1.85	4.69	—	5.49
2015	459	13.11	—	14.13	6,559	4.49	1.10	—	1.85	(2.21)	—	(1.46)
2014	555	13.41	—	14.34	8,064	4.98	1.10	—	1.85	6.03	—	6.85
2013	624	12.64	—	13.42	8,506	4.53	1.10	—	1.85	(1.80)	—	(1.04)
2012	731	12.88	—	13.57	10,091	4.66	1.10	—	1.85	8.66	—	9.50

Invesco Investment Services - Invesco V.I. Diversified Dividend
2016	2,662	17.95	—	23.64	136,356	1.26	0.70	—	2.05	12.49	—	14.01
2015	2,963	15.96	—	20.73	134,666	1.67	0.70	—	2.05	—	—	1.35
2014	3,399	15.96	—	20.45	152,078	1.66	0.70	—	2.05	10.54	—	12.04
2013	3,919	14.44	—	18.26	157,003	2.28	0.70	—	2.05	28.38	—	30.12
2012	4,565	11.25	—	14.03	141,411	2.02	0.70	—	2.05	16.31	—	17.90

Invesco Investment Services - Invesco V.I. Equity and Income
2016	1,180	21.12	—	25.76	23,419	1.83	0.83	—	1.98	12.87	—	14.18
2015	1,281	18.71	—	22.56	22,516	2.58	0.83	—	1.98	(4.21)	—	(3.10)
2014	1,488	19.54	—	23.28	27,029	1.73	0.83	—	1.98	6.90	—	8.13
2013	1,670	18.28	—	21.92	28,119	1.59	0.70	—	1.98	23.77	—	24.31
2012	1,888	14.77	—	17.64	25,806	1.87	0.70	—	2.05	10.29	—	11.79

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco Investment Services - Invesco V.I. Global Core Equity
2016	1,146	$13.02	—	16.68	$25,767	1.00%	0.70	—	2.05%	4.65	—	6.07%
2015	1,303	12.44	—	15.72	27,860	1.35	0.70	—	2.05	(3.42)	—	(2.11)
2014	1,498	12.88	—	16.06	32,900	1.96	0.70	—	2.05	(1.35)	—	(0.01)
2013	1,754	13.06	—	16.06	38,615	1.91	0.70	—	2.05	20.02	—	21.65
2012	2,028	10.88	—	13.20	36,934	2.45	0.70	—	2.05	11.44	—	12.95

Invesco Investment Services - Invesco V.I. Government Money Market
2016	351	9.50	—	11.31	3,851	0.09	1.10	—	1.70	(1.59)	—	(1.00)
2015	447	9.66	—	11.42	4,944	0.01	1.10	—	1.70	(1.67)	—	(1.08)
2014	517	9.82	—	11.55	5,842	0.01	1.10	—	1.70	(1.67)	—	(1.08)
2013	718	9.99	—	11.67	8,195	0.03	1.10	—	1.70	(1.65)	—	(1.06)
2012	904	10.16	—	11.80	10,400	0.03	1.10	—	1.70	(1.66)	—	(1.07)

Invesco Investment Services - Invesco V.I. Government Securities
2016	433	14.84	—	16.94	7,013	1.99	1.10	—	1.70	(0.47)	—	0.12
2015	473	14.91	—	16.92	7,655	2.16	1.10	—	1.70	(1.35)	—	(0.75)
2014	526	15.11	—	17.04	8,619	3.01	1.10	—	1.70	2.38	—	3.00
2013	625	14.76	—	16.55	9,973	3.43	1.10	—	1.70	(4.26)	—	(3.69)
2012	745	15.42	—	17.18	12,302	3.05	1.10	—	1.70	0.74	—	1.35

Invesco Investment Services - Invesco V.I. High Yield
2016	659	10.44	—	12.12	12,014	4.07	0.70	—	1.98	9.04	—	10.44
2015	728	9.45	—	11.12	12,197	5.34	0.70	—	1.98	(5.06)	—	(3.84)
2014	835	9.83	—	11.71	14,530	4.45	0.70	—	1.98	(0.27)	—	1.02
2013	993	9.73	—	11.74	17,193	7.49	0.70	—	1.98	5.03	—	5.84
2012	429	15.63	—	18.06	6,535	4.87	1.10	—	1.85	15.00	—	15.89

Invesco Investment Services - Invesco V.I. International Growth
2016	791	13.08	—	18.45	15,292	1.35	1.10	—	1.70	(2.13)	—	(1.54)
2015	886	13.36	—	18.74	17,492	1.47	1.10	—	1.70	(3.99)	—	(3.41)
2014	1,006	13.92	—	19.40	20,589	1.58	1.10	—	1.70	(1.36)	—	(0.77)
2013	1,126	14.11	—	19.55	23,317	1.19	1.10	—	1.70	17.01	—	17.71
2012	1,246	12.06	—	16.61	22,031	1.43	1.10	—	1.70	13.58	—	14.27

Invesco Investment Services - Invesco V.I. Managed Volatility
2016	200	25.37	—	27.38	5,269	1.76	1.10	—	1.70	8.76	—	9.41
2015	235	23.33	—	25.02	5,670	1.40	1.10	—	1.70	(3.80)	—	(3.22)
2014	261	24.25	—	25.86	6,546	2.93	1.10	—	1.70	18.54	—	19.25
2013	276	20.46	—	21.68	5,821	2.95	1.10	—	1.70	8.89	—	9.55
2012	311	18.79	—	19.79	6,002	3.19	1.10	—	1.70	1.86	—	2.47

Invesco Investment Services - Invesco V.I. Mid Cap Core Equity
2016	395	17.54	—	26.31	8,877	0.07	1.10	—	2.20	10.97	—	12.20
2015	454	15.80	—	23.45	9,166	0.35	1.10	—	2.20	(6.12)	—	(5.08)
2014	510	16.83	—	24.70	10,887	0.04	1.10	—	2.20	2.16	—	3.29
2013	585	16.48	—	23.92	12,044	0.71	1.10	—	2.20	26.01	—	27.41
2012	659	13.08	—	18.77	10,748	0.06	1.10	—	2.20	8.53	—	9.74

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco Investment Services - Invesco V.I. Mid Cap Growth (fund launched on April 27, 2012)
2016	259	$17.21	—	25.81	$5,925	—%	1.10	—	1.70%	(0.94)	—	(0.34)%
2015	321	17.37	—	25.89	7,481	—	1.10	—	1.70	(0.50)	—	0.10
2014	348	17.46	—	25.87	8,107	—	1.10	—	1.70	6.22	—	6.86
2013	391	16.44	—	24.21	8,533	0.42	1.10	—	1.70	34.71	—	35.52
2012	429	12.20	—	17.86	6,892	—	1.10	—	1.70	(2.85)	—	(2.45)

Invesco Investment Services - Invesco V.I. S&P 500 Index
2016	1,608	15.93	—	18.79	31,798	1.69	0.70	—	2.05	9.20	—	10.68
2015	1,803	14.59	—	16.98	32,471	1.75	0.70	—	2.05	(1.02)	—	0.32
2014	1,882	14.74	—	16.93	34,156	1.83	0.70	—	2.05	11.02	—	12.53
2013	2,066	13.28	—	15.04	33,532	2.03	0.70	—	2.05	29.23	—	30.99
2012	2,391	10.27	—	11.48	29,851	2.07	0.70	—	2.05	13.31	—	14.85

Invesco Investment Services - Invesco V.I. Technology
2016	126	18.11	—	19.54	2,366	—	1.10	—	1.70	(2.42)	—	(1.84)
2015	141	18.56	—	19.90	2,715	—	1.10	—	1.70	5.01	—	5.65
2014	163	17.67	—	18.84	2,965	—	1.10	—	1.70	9.18	—	9.84
2013	177	16.18	—	17.15	2,947	—	1.10	—	1.70	23.04	—	23.78
2012	177	13.15	—	13.86	2,387	—	1.10	—	1.70	9.40	—	10.06

Invesco Investment Services - Invesco V.I. Value Opportunities
2016	362	16.11	—	17.65	6,095	0.37	1.10	—	1.70	16.35	—	17.04
2015	408	13.84	—	15.08	5,891	2.66	1.10	—	1.70	(11.92)	—	(11.39)
2014	465	15.72	—	17.02	7,599	1.40	1.10	—	1.70	4.82	—	5.45
2013	508	14.99	—	16.14	7,894	1.49	1.10	—	1.70	31.50	—	32.29
2012	559	11.40	—	12.20	6,590	1.50	1.10	—	1.70	15.72	—	16.41

Invesco Investment Services (Series II) - Invesco V.I. American Franchise II
2016	1,092	19.96	—	23.73	18,505	—	1.29	—	2.49	(0.52)	—	0.70
2015	1,216	20.07	—	23.56	20,591	—	1.29	—	2.49	2.14	—	3.40
2014	1,426	19.65	—	22.79	23,511	—	1.29	—	2.49	5.48	—	6.77
2013	1,890	18.63	—	21.34	30,229	0.24	1.29	—	2.49	36.42	—	37.99
2012	2,303	13.65	—	15.47	27,027	—	1.29	—	2.59	10.45	—	11.93

Invesco Investment Services (Series II) - Invesco V.I. American Value II
2016	697	25.43	—	28.40	20,560	0.11	1.29	—	2.59	12.24	—	13.74
2015	824	22.36	—	25.30	21,458	0.01	1.29	—	2.59	(11.71)	—	(10.53)
2014	983	24.99	—	28.66	28,615	0.19	1.29	—	2.59	6.64	—	8.07
2013	1,253	23.12	—	26.87	33,767	0.54	1.29	—	2.59	30.47	—	32.21
2012	1,633	17.49	—	20.60	33,463	0.62	1.29	—	2.59	14.04	—	15.56

Invesco Investment Services (Series II) - Invesco V.I. Comstock II
2016	3,479	20.70	—	22.06	77,191	1.22	1.29	—	2.59	13.97	—	15.48
2015	4,022	17.92	—	19.35	77,847	1.63	1.29	—	2.59	(8.62)	—	(7.40)
2014	4,761	19.36	—	21.18	100,267	1.05	1.29	—	2.59	6.27	—	7.69
2013	6,033	17.97	—	19.93	118,371	1.40	1.29	—	2.59	32.14	—	33.90
2012	7,653	13.42	—	15.08	112,848	1.47	1.29	—	2.59	15.84	—	17.39

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco Investment Services (Series II) - Invesco V.I. Core Equity II
2016	85	$14.33	—	16.24	$1,389	0.49%	1.29	—	2.44%	7.34	—	8.60%
2015	100	13.35	—	14.96	1,491	0.89	1.29	—	2.44	(8.30)	—	(7.22)
2014	115	14.37	—	16.12	1,855	0.66	1.29	—	2.59	5.05	—	6.46
2013	135	13.68	—	15.14	2,066	1.21	1.29	—	2.59	25.60	—	27.27
2012	159	10.89	—	11.90	1,912	0.81	1.29	—	2.59	10.66	—	12.14

Invesco Investment Services (Series II) - Invesco V.I. Core Plus Bond II
2016	9	12.58	—	14.18	114	3.43	1.30	—	2.10	4.15	—	4.98
2015	11	12.08	—	13.50	145	4.42	1.30	—	2.10	(2.70)	—	(1.92)
2014	11	12.42	—	13.77	149	4.40	1.30	—	2.10	5.61	—	6.46
2013	14	11.76	—	12.93	170	4.23	1.30	—	2.10	(2.33)	—	(1.54)
2012	22	12.04	—	13.14	275	4.69	1.30	—	2.10	8.08	—	8.95

Invesco Investment Services (Series II) - Invesco V.I. Diversified Dividend II
2016	1,601	19.98	—	23.95	30,950	1.11	1.29	—	2.59	11.58	—	13.06
2015	1,769	18.26	—	21.18	30,459	1.49	1.29	—	2.44	(0.67)	—	0.50
2014	2,000	18.06	—	21.08	34,456	1.37	1.29	—	2.59	9.62	—	11.08
2013	2,563	16.47	—	18.98	40,502	2.05	1.29	—	2.59	27.38	—	29.08
2012	3,062	12.93	—	14.70	37,838	1.76	1.29	—	2.59	15.30	—	16.84

Invesco Investment Services (Series II) - Invesco V.I. Equity and Income II
2016	1,259	20.41	—	21.01	26,673	1.57	1.29	—	2.59	11.87	—	13.36
2015	1,438	18.25	—	18.54	26,960	2.26	1.29	—	2.59	(5.11)	—	(3.84)
2014	1,734	19.23	—	19.28	33,898	1.50	1.29	—	2.59	5.95	—	7.36
2013	2,101	17.96	—	18.15	38,431	1.47	1.29	—	2.59	21.65	—	23.28
2012	2,674	14.57	—	14.92	40,003	1.71	1.29	—	2.59	9.47	—	10.93

Invesco Investment Services (Series II) - Invesco V.I. Global Core Equity II
2016	867	14.32	—	17.17	12,004	0.71	1.29	—	2.59	3.75	—	5.13
2015	973	13.81	—	16.33	12,881	1.03	1.29	—	2.59	(4.20)	—	(2.92)
2014	1,130	14.41	—	16.82	15,474	1.51	1.29	—	2.59	(2.12)	—	(0.81)
2013	1,460	14.72	—	16.96	20,689	1.64	1.29	—	2.59	19.09	—	20.68
2012	1,724	12.36	—	14.05	20,367	2.31	1.29	—	2.59	10.47	—	11.95

Invesco Investment Services (Series II) - Invesco V.I. Government Money Market II
2016	57	8.28	—	9.48	525	0.03	1.30	—	2.20	(2.14)	—	(1.26)
2015	63	8.23	—	9.60	587	0.01	1.30	—	2.40	(2.36)	—	(1.28)
2014	73	8.42	—	9.73	691	0.01	1.30	—	2.40	(2.36)	—	(1.28)
2013	78	8.63	—	9.85	742	0.04	1.30	—	2.40	(2.34)	—	(1.26)
2012	77	8.83	—	9.98	745	0.03	1.30	—	2.40	(2.35)	—	(1.27)

Invesco Investment Services (Series II) - Invesco V.I. Government Securities II
2016	18	12.04	—	13.58	234	1.66	1.30	—	2.10	(1.09)	—	(0.30)
2015	22	12.17	—	13.62	282	1.95	1.30	—	2.10	(2.02)	—	(1.23)
2014	22	12.42	—	13.79	291	2.82	1.30	—	2.10	1.72	—	2.54
2013	24	12.21	—	13.45	303	2.74	1.30	—	2.10	(4.87)	—	(4.11)
2012	34	12.84	—	14.02	460	2.68	1.30	—	2.10	0.09	—	0.90

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco Investment Services (Series II) - Invesco V.I. Growth and Income II
2016	1,505	$24.75	—	30.28	$41,533	0.83%	1.29	—	2.69%	16.23	—	17.89%
2015	1,773	21.29	—	25.68	41,752	2.55	1.29	—	2.69	(5.91)	—	(4.56)
2014	2,077	22.63	—	26.91	51,532	1.42	1.29	—	2.69	7.01	—	8.55
2013	2,628	21.15	—	22.92	60,296	1.23	1.29	—	2.69	30.17	—	32.04
2012	3,506	16.25	—	17.36	61,202	1.27	1.29	—	2.69	11.26	—	12.87

Invesco Investment Services (Series II) - Invesco V.I. High Yield II
2016	582	17.14	—	20.54	7,163	3.88	1.29	—	2.59	7.97	—	9.40
2015	638	15.87	—	18.78	7,330	5.04	1.29	—	2.59	(5.87)	—	(4.62)
2014	755	16.86	—	19.69	9,228	4.40	1.29	—	2.59	(1.05)	—	0.28
2013	861	17.04	—	19.63	10,574	9.62	1.29	—	2.59	4.65	—	5.38
2012	20	18.51	—	19.99	389	4.82	1.30	—	2.00	14.64	—	15.45

Invesco Investment Services (Series II) - Invesco V.I. International Growth II
2016	188	9.07	—	10.28	1,969	1.15	1.29	—	2.44	(3.11)	—	(1.97)
2015	201	9.36	—	10.48	2,155	1.30	1.29	—	2.44	(4.99)	—	(3.87)
2014	210	9.85	—	10.90	2,354	1.01	1.29	—	2.44	(2.35)	—	(1.20)
2013	384	10.09	—	11.04	4,390	1.04	1.29	—	2.44	17.02	—	17.19
2012	442	8.62	—	9.42	4,373	1.27	1.29	—	2.59	12.26	—	13.76

Invesco Investment Services (Series II) - Invesco V.I. Managed Volatility II
2016	5	24.12	—	25.86	117	1.43	1.30	—	1.85	8.29	—	8.89
2015	6	22.27	—	23.75	141	1.16	1.30	—	1.85	(4.16)	—	(3.63)
2014	7	23.24	—	24.65	159	2.51	1.30	—	1.85	18.02	—	18.67
2013	8	19.69	—	20.77	169	2.50	1.30	—	1.85	8.49	—	9.09
2012	11	18.15	—	19.04	197	2.34	1.30	—	1.85	1.45	—	2.01

Invesco Investment Services (Series II) - Invesco V.I. Mid Cap Core Equity II
2016	67	16.41	—	19.04	1,248	—	1.29	—	2.44	10.41	—	11.71
2015	75	14.87	—	17.04	1,261	0.11	1.29	—	2.44	(6.62)	—	(5.52)
2014	99	15.92	—	18.04	1,751	—	1.29	—	2.44	1.63	—	2.83
2013	119	15.66	—	17.54	2,089	0.50	1.29	—	2.44	25.33	—	26.81
2012	165	12.50	—	13.84	2,270	—	1.29	—	2.44	7.91	—	9.19

Invesco Investment Services (Series II) - Invesco V.I. Mid Cap Growth II
2016	339	17.82	—	22.22	7,128	—	0.83	—	2.54	(1.98)	—	(0.26)
2015	377	18.18	—	22.28	8,020	—	0.83	—	2.54	(1.52)	—	0.21
2014	432	18.46	—	22.23	9,307	—	0.83	—	2.54	4.96	—	6.80
2013	517	20.82	—	22.59	10,586	0.22	0.83	—	2.59	33.07	—	35.47
2012	615	15.37	—	16.98	9,438	—	0.83	—	2.59	8.73	—	9.60

Invesco Investment Services (Series II) - Invesco V.I. S&P 500 Index II
2016	2,659	21.05	—	25.24	47,058	1.41	1.29	—	2.59	8.33	—	9.77
2015	2,967	19.44	—	22.99	48,667	1.48	1.29	—	2.59	(1.83)	—	(0.52)
2014	3,329	19.80	—	23.11	55,401	1.53	1.29	—	2.59	10.03	—	11.50
2013	4,142	17.99	—	20.73	62,217	1.73	1.29	—	2.59	28.15	—	29.86
2012	5,012	14.04	—	15.96	59,512	1.79	1.29	—	2.59	12.52	—	14.02

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco Investment Services (Series II) - Invesco V.I. Technology II
2016	<1	$17.18	—	18.43	$7	—%	1.30	—	1.85%	(2.82)	—	(2.28)%
2015	1	17.68	—	18.86	10	—	1.30	—	1.85	4.61	—	5.18
2014	1	16.90	—	17.93	12	—	1.30	—	1.85	8.79	—	9.39
2013	1	15.54	—	16.39	17	—	1.30	—	1.85	22.50	—	23.17
2012	2	12.68	—	13.31	31	—	1.30	—	1.85	9.00	—	9.60

Invesco Investment Services (Series II) - Invesco V.I. Value Opportunities II
2016	225	16.05	—	18.84	3,817	0.07	1.29	—	2.44	15.05	—	16.40
2015	259	13.95	—	16.18	3,793	2.23	1.29	—	2.44	(12.84)	—	(11.81)
2014	291	16.01	—	18.35	4,878	1.11	1.29	—	2.44	3.79	—	5.01
2013	369	15.42	—	17.48	5,903	1.17	1.29	—	2.44	30.02	—	31.55
2012	475	11.86	—	13.28	5,849	1.18	1.29	—	2.44	14.78	—	16.13

Janus Aspen Series - Forty Portfolio
2016	<1	26.54	—	26.54	11	—	1.50	—	1.50	0.67	—	0.67
2015	<1	26.37	—	26.37	11	—	1.50	—	1.50	10.54	—	10.54
2014	<1	23.85	—	23.85	11	0.15	1.50	—	1.50	7.10	—	7.10
2013	<1	22.27	—	22.27	10	0.70	1.50	—	1.50	29.26	—	29.26
2012	<1	17.23	—	17.23	8	0.76	1.50	—	1.50	22.29	—	22.29

Lazard Retirement Series, Inc. - Emerging Markets Equity
2016	<1	44.98	—	44.98	<1	0.54	1.50	—	1.50	18.97	—	18.97
2015	<1	37.81	—	37.81	<1	0.91	1.50	—	1.50	(21.26)	—	(21.26)
2014	<1	48.02	—	48.02	<1	1.45	1.50	—	1.50	(6.07)	—	(6.07)
2013	<1	51.12	—	51.12	1	1.48	1.50	—	1.50	(2.72)	—	(2.72)
2012	<1	52.55	—	52.55	1	1.68	1.50	—	1.50	20.22	—	20.22

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio I
2016	<1	20.79	—	20.79	<1	0.79	1.50	—	1.50	11.31	—	11.31
2015	<1	18.68	—	18.68	1	1.07	1.50	—	1.50	(4.32)	—	(4.32)
2014	<1	19.52	—	19.52	2	1.94	1.50	—	1.50	10.03	—	10.03
2013	<1	17.74	—	17.74	2	1.71	1.50	—	1.50	30.38	—	30.38
2012	<1	13.61	—	13.61	1	2.33	1.50	—	1.50	14.75	—	14.75

Lord Abbett Series Fund - Bond-Debenture
2016	721	16.36	—	19.01	13,198	4.22	1.29	—	2.49	9.35	—	10.69
2015	874	14.97	—	17.17	14,538	3.58	1.29	—	2.49	(3.98)	—	(2.80)
2014	1,126	15.59	—	17.67	19,340	4.27	1.29	—	2.49	1.75	—	3.00
2013	1,422	15.17	—	17.15	23,794	4.50	1.29	—	2.59	5.37	—	6.78
2012	1,772	14.40	—	16.06	27,857	5.30	1.29	—	2.59	9.61	—	11.08

Lord Abbett Series Fund - Fundamental Equity
2016	167	19.45	—	22.45	3,597	1.09	1.29	—	2.44	12.93	—	14.26
2015	201	17.23	—	19.65	3,807	1.04	1.29	—	2.44	(5.80)	—	(4.69)
2014	266	18.29	—	20.62	5,294	0.40	1.29	—	2.44	4.53	—	5.76
2013	348	17.49	—	19.50	6,590	0.22	1.29	—	2.44	34.01	—	34.14
2012	479	13.04	—	14.55	6,793	0.49	1.29	—	2.59	7.71	—	9.15

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Lord Abbett Series Fund - Growth and Income
2016	582	$15.74	—	18.17	$10,146	1.40%	1.29	—	2.44%	14.26	—	15.61%
2015	677	13.78	—	15.72	10,263	1.10	1.29	—	2.44	(5.23)	—	(4.12)
2014	847	14.54	—	16.39	13,443	0.62	1.29	—	2.44	5.03	—	6.26
2013	1,101	13.84	—	15.43	16,517	0.53	1.29	—	2.44	34.15	—	34.28
2012	1,467	10.31	—	11.50	16,481	0.93	1.29	—	2.59	9.18	—	10.64

Lord Abbett Series Fund - Growth Opportunities
2016	258	19.41	—	22.40	5,567	—	1.29	—	2.44	(1.23)	—	(0.07)
2015	298	19.65	—	22.42	6,465	—	1.29	—	2.44	0.22	—	1.40
2014	389	19.61	—	22.11	8,334	—	1.29	—	2.44	3.48	—	4.70
2013	489	18.95	—	21.12	10,040	—	1.29	—	2.44	33.74	—	35.31
2012	645	14.17	—	15.61	9,823	—	1.29	—	2.44	11.31	—	12.63

Lord Abbett Series Fund - Mid-Cap Stock
2016	617	17.27	—	20.06	11,828	0.48	1.29	—	2.49	13.50	—	14.90
2015	721	15.22	—	17.46	12,089	0.54	1.29	—	2.49	(6.18)	—	(5.03)
2014	874	16.22	—	18.39	15,550	0.40	1.29	—	2.49	8.75	—	10.09
2013	1,112	14.92	—	16.70	18,049	0.38	1.29	—	2.49	28.16	—	28.64
2012	1,516	11.64	—	12.98	19,205	0.62	1.29	—	2.59	11.57	—	13.06

MFS Variable Insurance Trust - MFS Growth
2016	36	10.97	—	24.40	667	0.04	1.15	—	1.65	0.77	—	1.27
2015	41	10.88	—	24.10	749	0.16	1.15	—	1.65	5.80	—	6.33
2014	46	10.29	—	22.66	789	0.10	1.15	—	1.65	7.16	—	7.70
2013	50	9.60	—	21.04	785	0.23	1.15	—	1.65	34.61	—	35.29
2012	53	7.13	—	15.55	622	—	1.15	—	1.65	15.46	—	16.04

MFS Variable Insurance Trust - MFS High Yield (fund launched on August 16, 2013)
2016	12	19.48	—	20.17	235	6.83	1.25	—	1.45	12.19	—	12.41
2015	13	17.36	—	17.94	236	3.99	1.25	—	1.45	(5.60)	—	(5.41)
2014	36	18.39	—	18.97	674	3.51	1.25	—	1.45	1.33	—	1.53
2013	17	18.15	—	18.68	319	2.49	1.25	—	1.45	3.45	—	3.53

MFS Variable Insurance Trust - MFS Investors Trust
2016	42	15.69	—	19.87	726	0.83	1.15	—	1.65	6.82	—	7.35
2015	51	14.69	—	18.51	829	0.79	1.15	—	1.65	(1.42)	—	(0.93)
2014	70	14.90	—	18.68	1,155	0.91	1.15	—	1.65	9.19	—	9.74
2013	77	13.65	—	17.02	1,158	1.11	1.15	—	1.65	29.89	—	30.54
2012	83	10.51	—	13.04	960	0.91	1.15	—	1.65	17.23	—	17.82

MFS Variable Insurance Trust - MFS New Discovery
2016	38	17.09	—	36.66	1,041	—	1.15	—	1.65	7.27	—	7.81
2015	44	15.93	—	34.00	1,120	—	1.15	—	1.65	(3.49)	—	(3.01)
2014	52	16.51	—	35.06	1,366	—	1.15	—	1.65	(8.78)	—	(8.32)
2013	62	18.09	—	38.24	1,798	—	1.15	—	1.65	39.21	—	39.90
2012	76	13.00	—	27.33	1,576	—	1.15	—	1.65	19.24	—	19.84

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
MFS Variable Insurance Trust - MFS Research
2016	26	$13.80	—	18.84	$430	0.84%	1.15	—	1.65%	6.96	—	7.50%
2015	33	12.90	—	17.53	504	0.80	1.15	—	1.65	(0.85)	—	(0.35)
2014	40	13.01	—	17.59	610	0.85	1.15	—	1.65	8.40	—	8.94
2013	48	12.00	—	16.15	677	0.32	1.15	—	1.65	30.12	—	30.77
2012	51	9.22	—	12.35	548	0.80	1.15	—	1.65	15.35	—	15.93

MFS Variable Insurance Trust - MFS Total Return Bond
2016	42	18.83	—	20.19	852	3.40	1.25	—	1.65	2.53	—	2.94
2015	47	18.36	—	19.61	925	4.02	1.25	—	1.65	(1.93)	—	(1.54)
2014	35	18.73	—	19.92	700	2.64	1.25	—	1.65	4.11	—	4.53
2013	46	17.99	—	19.05	861	1.18	1.25	—	1.65	(2.65)	—	(2.26)
2012	48	18.48	—	19.50	929	2.80	1.25	—	1.65	5.59	—	6.01

MFS Variable Insurance Trust - MFS Utilities
2016	8	28.43	—	29.60	229	4.01	1.35	—	1.59	9.72	—	9.98
2015	8	25.91	—	26.92	210	4.28	1.35	—	1.59	(15.87)	—	(15.67)
2014	8	30.80	—	31.92	262	2.20	1.35	—	1.59	10.95	—	11.22
2013	8	27.76	—	28.70	223	2.56	1.35	—	1.59	16.65	—	18.62
2012	10	23.40	—	24.60	240	6.57	1.15	—	1.59	12.38	—	14.12

MFS Variable Insurance Trust (Service Class) - MFS Growth (Service Class)
2016	4	15.75	—	17.06	72	—	1.35	—	1.85	0.29	—	0.80
2015	4	15.71	—	16.92	74	—	1.35	—	1.85	5.32	—	5.85
2014	5	14.91	—	15.99	83	—	1.35	—	1.85	6.67	—	7.22
2013	9	13.98	—	14.91	124	0.12	1.35	—	1.85	33.97	—	34.65
2012	10	10.44	—	11.07	106	—	1.35	—	1.85	14.90	—	15.49

MFS Variable Insurance Trust (Service Class) - MFS Investors Trust (Service Class)
2016	7	16.18	—	17.52	116	0.55	1.35	—	1.85	6.32	—	6.86
2015	7	15.22	—	16.40	115	0.67	1.35	—	1.85	(1.90)	—	(1.40)
2014	8	15.51	—	16.63	132	0.72	1.35	—	1.85	8.66	—	9.22
2013	9	14.28	—	15.23	140	0.97	1.35	—	1.85	29.30	—	29.96
2012	10	11.04	—	11.72	120	0.68	1.35	—	1.85	16.63	—	17.22

MFS Variable Insurance Trust (Service Class) - MFS New Discovery (Service Class)
2016	4	17.12	—	18.54	74	—	1.35	—	1.85	6.79	—	7.33
2015	6	16.03	—	17.27	102	—	1.35	—	1.85	(3.96)	—	(3.47)
2014	6	16.69	—	17.89	111	—	1.35	—	1.85	(9.21)	—	(8.74)
2013	8	18.38	—	19.61	165	—	1.35	—	1.85	38.61	—	39.31
2012	10	13.26	—	14.07	133	—	1.35	—	1.85	18.66	—	19.26

MFS Variable Insurance Trust (Service Class) - MFS Research (Service Class)
2016	2	16.27	—	17.62	33	0.51	1.35	—	1.85	6.49	—	7.03
2015	2	15.28	—	16.46	32	0.41	1.35	—	1.85	(1.33)	—	(0.83)
2014	3	15.49	—	16.60	42	0.42	1.35	—	1.85	7.90	—	8.45
2013	4	14.35	—	15.31	67	0.27	1.35	—	1.85	29.56	—	30.22
2012	5	11.08	—	11.76	63	0.64	1.35	—	1.85	14.74	—	15.32

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
MFS Variable Insurance Trust (Service Class) - MFS Utilities (Service Class)
2016	24	$21.78	—	23.58	$684	3.50%	1.35	—	1.85%	9.18	—	9.74%
2015	28	19.95	—	21.49	738	3.57	1.35	—	1.85	(16.34)	—	(15.91)
2014	47	25.56	—	31.58	1,373	1.92	1.35	—	2.00	10.22	—	10.95
2013	56	23.04	—	28.65	1,477	2.13	1.35	—	2.00	17.81	—	18.59
2012	60	19.42	—	24.32	1,355	6.21	1.35	—	2.00	10.94	—	11.68

Morgan Stanley Variable Investment Series - European Equity
2016	699	10.37	—	12.30	21,603	2.87	0.70	—	2.05	(4.52)	—	(3.22)
2015	819	10.86	—	12.71	26,029	5.39	0.70	—	2.05	(7.10)	—	(5.83)
2014	913	11.69	—	13.49	31,020	2.50	0.70	—	2.05	(10.98)	—	(9.77)
2013	1,082	13.14	—	14.96	39,980	2.87	0.70	—	2.05	24.92	—	26.61
2012	1,270	10.52	—	11.81	36,933	2.78	0.70	—	2.05	16.10	—	17.68

Morgan Stanley Variable Investment Series - Income Plus
2016	1,398	18.39	—	25.20	48,941	3.95	0.70	—	2.05	4.92	—	6.34
2015	1,581	17.52	—	23.70	52,438	3.98	0.70	—	2.05	(4.08)	—	(2.78)
2014	1,802	18.27	—	24.38	62,077	4.24	0.70	—	2.05	5.60	—	7.03
2013	2,110	17.30	—	22.77	67,858	4.88	0.70	—	2.05	(1.02)	—	0.32
2012	2,475	17.48	—	22.70	79,591	5.71	0.70	—	2.05	11.77	—	13.30

Morgan Stanley Variable Investment Series - Limited Duration
2016	500	9.84	—	12.33	5,416	1.56	0.70	—	1.85	3.17	—	4.36
2015	590	9.54	—	11.81	6,174	1.34	0.70	—	1.85	(1.99)	—	(0.85)
2014	680	9.73	—	11.92	7,236	1.80	0.70	—	1.85	(0.72)	—	0.42
2013	801	9.80	—	11.87	8,558	2.51	0.70	—	1.85	(1.45)	—	(0.31)
2012	901	9.95	—	11.90	9,739	2.97	0.70	—	1.85	1.44	—	2.62

Morgan Stanley Variable Investment Series - Money Market (fund ceased operations on April 29, 2016)
2016	—	9.05	—	11.65	—	0.01	0.70	—	2.05	(0.66)	—	(0.22)
2015	1,657	9.11	—	11.68	22,255	0.01	0.70	—	2.05	(2.02)	—	(0.69)
2014	1,943	9.30	—	11.76	26,369	0.01	0.70	—	2.05	(2.02)	—	(0.69)
2013	2,266	9.49	—	11.84	31,387	0.01	0.70	—	2.05	(2.02)	—	(0.69)
2012	2,779	9.68	—	11.92	39,127	0.01	0.70	—	2.05	(2.02)	—	(0.69)

Morgan Stanley Variable Investment Series - Multi Cap Growth
2016	2,091	16.95	—	18.88	151,787	—	0.70	—	2.05	(5.36)	—	(4.08)
2015	2,349	17.91	—	19.68	178,349	—	0.70	—	2.05	6.40	—	7.84
2014	2,661	16.84	—	18.25	189,913	—	0.70	—	2.05	3.56	—	4.97
2013	3,100	16.26	—	17.39	211,234	0.41	0.70	—	2.05	47.70	—	49.71
2012	3,471	11.01	—	11.61	155,909	—	0.70	—	2.05	10.09	—	11.59

Morgan Stanley Variable Investment Series (Class Y Shares) - European Equity (Class Y Shares)
2016	534	14.68	—	17.22	5,644	2.50	1.29	—	2.44	(5.12)	—	(4.00)
2015	589	15.47	—	17.94	6,523	4.85	1.29	—	2.44	(7.70)	—	(6.61)
2014	690	16.76	—	19.21	8,227	2.19	1.29	—	2.44	(11.58)	—	(10.54)
2013	852	18.95	—	21.48	11,405	2.69	1.29	—	2.44	24.10	—	25.56
2012	1,041	15.27	—	17.10	11,349	2.49	1.29	—	2.44	15.27	—	16.63

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley Variable Investment Series (Class Y Shares) - Income Plus (Class Y Shares)
2016	2,921	$14.30	—	17.14	$51,600	3.59%	1.29	—	2.59%	3.93	—	5.31%
2015	3,326	13.76	—	16.27	55,839	3.72	1.29	—	2.59	(4.76)	—	(3.49)
2014	3,904	14.44	—	16.86	68,046	3.90	1.29	—	2.59	4.62	—	6.01
2013	4,890	13.81	—	15.90	80,729	4.60	1.29	—	2.59	(1.80)	—	(0.49)
2012	5,729	14.06	—	15.98	95,435	5.60	1.29	—	2.59	10.87	—	12.35

Morgan Stanley Variable Investment Series (Class Y Shares) - Limited Duration (Class Y Shares)
2016	2,316	7.90	—	9.46	21,692	1.23	1.29	—	2.59	2.09	—	3.45
2015	2,627	7.73	—	9.15	23,880	1.03	1.29	—	2.59	(2.90)	—	(1.60)
2014	2,974	7.97	—	9.30	27,560	1.50	1.29	—	2.59	(1.77)	—	(0.46)
2013	3,415	8.11	—	9.34	31,940	2.28	1.29	—	2.59	(2.50)	—	(1.20)
2012	3,926	8.32	—	9.45	37,443	2.79	1.29	—	2.59	0.37	—	1.72

Morgan Stanley Variable Investment Series (Class Y Shares) - Money Market (Class Y Shares) (fund ceased operations on April 29, 2016)
2016	—	8.21	—	9.76	—	0.01	1.29	—	2.59	(0.85)	—	(0.42)
2015	2,802	8.28	—	9.80	26,307	0.01	1.29	—	2.59	(2.58)	—	(1.28)
2014	3,152	8.50	—	9.93	30,167	0.01	1.29	—	2.59	(2.58)	—	(1.28)
2013	3,849	8.73	—	10.05	37,519	0.01	1.29	—	2.59	(2.58)	—	(1.28)
2012	4,716	8.96	—	10.18	46,745	0.01	1.29	—	2.59	(2.59)	—	(1.28)

Morgan Stanley Variable Investment Series (Class Y Shares) - Multi Cap Growth (Class Y Shares)
2016	2,151	26.64	—	31.92	41,402	—	1.29	—	2.59	(6.13)	—	(4.89)
2015	2,439	28.38	—	33.56	49,759	—	1.29	—	2.59	5.53	—	6.94
2014	2,784	26.89	—	31.39	53,613	—	1.29	—	2.59	2.71	—	4.08
2013	3,643	26.18	—	30.16	68,914	0.25	1.29	—	2.59	46.48	—	48.43
2012	3,313	17.87	—	20.32	43,808	—	1.29	—	2.59	9.18	—	10.64

Neuberger Berman Advisors Management Trust - AMT Large Cap Value
2016	1	20.64	—	20.64	22	0.78	1.59	—	1.59	25.36	—	25.36
2015	1	16.47	—	16.47	18	0.78	1.59	—	1.59	(13.20)	—	(13.20)
2014	1	18.97	—	18.97	21	0.68	1.59	—	1.59	8.12	—	8.12
2013	1	17.55	—	17.55	24	1.18	1.59	—	1.59	29.07	—	29.07
2012	1	13.59	—	13.59	19	0.43	1.59	—	1.59	14.76	—	14.76

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation
2016	159	12.80	—	16.99	2,503	0.40	1.15	—	1.85	(4.01)	—	(3.32)
2015	186	13.33	—	17.57	3,040	0.09	1.15	—	1.85	1.63	—	2.36
2014	207	13.12	—	17.17	3,322	0.43	1.15	—	1.85	13.27	—	14.09
2013	243	11.58	—	15.05	3,433	0.96	1.15	—	1.85	27.34	—	28.26
2012	292	9.09	—	11.73	3,211	0.68	1.15	—	1.85	12.00	—	12.81

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Oppenheimer Variable Account Funds - Oppenheimer Conservative Balanced
2016	72	$14.38	—	15.08	$1,070	2.44%	1.15	—	1.80%	3.37	—	4.06%
2015	93	13.92	—	14.49	1,321	2.27	1.15	—	1.80	(0.98)	—	(0.32)
2014	104	14.05	—	14.54	1,479	2.05	1.15	—	1.80	6.25	—	6.96
2013	112	13.23	—	13.59	1,499	2.25	1.15	—	1.80	11.13	—	11.88
2012	142	11.90	—	12.15	1,689	1.39	1.15	—	1.80	10.31	—	11.05

Oppenheimer Variable Account Funds - Oppenheimer Core Bond
2016	38	12.31	—	12.74	484	3.63	1.25	—	1.45	1.79	—	1.99
2015	45	12.09	—	12.50	556	3.76	1.25	—	1.45	(0.49)	—	(0.29)
2014	55	12.15	—	12.53	688	5.75	1.25	—	1.45	5.72	—	5.93
2013	80	11.49	—	11.83	937	5.18	1.25	—	1.45	(1.54)	—	(1.34)
2012	91	11.67	—	11.99	1,079	4.87	1.25	—	1.45	8.92	—	11.43

Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth
2016	52	14.64	—	18.68	554	—	1.15	—	1.80	0.50	—	1.17
2015	58	14.07	—	14.47	617	—	1.15	—	1.85	4.63	—	5.39
2014	62	13.45	—	13.73	627	—	1.15	—	1.85	3.83	—	4.57
2013	64	12.95	—	13.13	620	0.01	1.15	—	1.85	33.47	—	34.43
2012	73	9.70	—	9.77	548	—	1.15	—	1.85	14.39	—	15.01

Oppenheimer Variable Account Funds - Oppenheimer Global
2016	73	19.45	—	27.64	1,951	1.04	1.15	—	1.85	(1.76)	—	(1.06)
2015	90	19.80	—	27.93	2,412	1.34	1.15	—	1.85	2.02	—	2.76
2014	97	19.41	—	27.19	2,528	1.15	1.15	—	1.85	0.40	—	1.12
2013	117	19.33	—	26.88	3,044	1.34	1.15	—	1.85	24.95	—	25.85
2012	142	15.47	—	21.36	2,908	2.16	1.15	—	1.85	19.02	—	19.88

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income
2016	102	18.49	—	21.55	1,398	5.01	1.15	—	1.85	4.57	—	5.32
2015	111	17.68	—	20.46	1,462	5.47	1.15	—	1.85	(4.07)	—	(3.38)
2014	130	18.43	—	21.17	1,847	4.18	1.15	—	1.85	0.94	—	1.66
2013	149	18.26	—	20.83	2,135	4.88	1.15	—	1.85	(1.27)	—	0.17
2012	167	18.23	—	21.10	2,493	5.58	1.15	—	2.00	11.26	—	12.23

Oppenheimer Variable Account Funds - Oppenheimer Main Street
2016	74	17.84	—	18.77	1,315	1.14	1.15	—	1.85	9.56	—	10.34
2015	89	16.29	—	17.01	1,449	0.96	1.15	—	1.85	1.42	—	2.15
2014	102	16.06	—	16.66	1,625	0.82	1.15	—	1.85	8.66	—	9.44
2013	113	14.78	—	15.22	1,647	1.13	1.15	—	1.85	29.34	—	30.27
2012	133	11.43	—	11.68	1,493	0.95	1.15	—	1.85	14.70	—	15.53

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap
2016	30	37.49	—	40.19	1,183	0.46	1.25	—	1.65	16.13	—	16.59
2015	30	32.28	—	34.47	1,014	0.89	1.25	—	1.65	(7.44)	—	(7.07)
2014	35	34.88	—	37.10	1,284	0.91	1.25	—	1.65	10.10	—	10.54
2013	45	31.68	—	33.56	1,493	0.95	1.25	—	1.65	38.71	—	39.27
2012	47	22.84	—	24.10	1,123	0.58	1.25	—	1.65	16.05	—	16.52

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Capital Appreciation (SS)
2016	830	$16.91	—	20.56	$16,332	0.11%	1.29	—	2.69%	(5.05)	—	(3.68)%
2015	956	17.81	—	21.34	19,608	—	1.29	—	2.69	0.49	—	1.94
2014	1,215	17.72	—	20.94	24,513	0.18	1.29	—	2.69	12.03	—	13.64
2013	1,613	15.82	—	18.42	28,727	0.74	1.29	—	2.69	25.95	—	27.76
2012	2,085	12.56	—	14.42	29,198	0.41	1.29	—	2.69	10.74	—	12.34

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Conservative Balanced (SS)
2016	443	13.58	—	16.26	6,846	2.19	1.29	—	2.54	2.30	—	3.61
2015	491	13.27	—	15.69	7,353	2.03	1.29	—	2.54	(1.99)	—	(0.73)
2014	610	13.54	—	15.80	9,239	1.89	1.29	—	2.54	5.27	—	6.62
2013	778	12.86	—	14.82	11,122	2.14	1.29	—	2.54	10.55	—	11.38
2012	990	11.64	—	13.31	12,769	1.22	1.29	—	2.59	9.19	—	10.66

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Core Bond (SS)
2016	1,505	8.15	—	9.40	13,725	3.45	1.29	—	2.44	0.54	—	1.73
2015	1,805	8.06	—	9.25	16,235	4.02	1.29	—	2.49	(1.80)	—	(0.60)
2014	2,420	8.20	—	9.30	21,909	5.03	1.29	—	2.49	4.26	—	5.55
2013	2,963	7.87	—	8.81	25,481	4.93	1.29	—	2.49	(2.86)	—	(1.67)
2012	3,398	8.10	—	8.96	29,826	4.92	1.29	—	2.49	7.42	—	8.75

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Discovery Mid Cap Growth (SS)
2016	257	20.06	—	23.85	5,813	—	1.29	—	2.49	(0.46)	—	0.77
2015	291	20.15	—	23.66	6,562	—	1.29	—	2.49	3.70	—	4.98
2014	333	19.44	—	22.54	7,200	—	1.29	—	2.49	2.90	—	4.16
2013	404	18.89	—	21.64	8,408	—	1.29	—	2.49	32.25	—	33.88
2012	524	14.28	—	16.17	8,181	—	1.29	—	2.49	13.27	—	14.66

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Global (SS)
2016	268	24.36	—	29.17	7,471	0.72	1.29	—	2.54	(2.69)	—	(1.44)
2015	307	25.03	—	29.59	8,730	1.08	1.29	—	2.54	1.04	—	2.33
2014	391	24.78	—	28.92	10,928	0.91	1.29	—	2.54	(0.54)	—	0.74
2013	505	24.91	—	28.70	14,016	1.14	1.29	—	2.54	23.77	—	25.35
2012	666	20.13	—	22.90	14,798	1.91	1.29	—	2.54	17.87	—	19.39

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Global Strategic Income (SS)
2016	2,064	15.75	—	18.86	37,237	4.59	1.29	—	2.54	3.57	—	4.90
2015	2,413	15.21	—	17.98	41,666	5.56	1.29	—	2.54	(4.97)	—	(3.75)
2014	2,933	16.00	—	18.68	52,817	3.92	1.29	—	2.54	(0.11)	—	1.17
2013	3,575	15.75	—	18.46	63,803	4.56	1.29	—	2.69	(3.05)	—	(1.65)
2012	4,257	16.24	—	18.77	77,554	5.37	1.29	—	2.69	10.10	—	11.69

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Main Street (SS)
2016	1,228	21.32	—	26.09	30,471	0.83	1.29	—	2.69	8.31	—	9.87
2015	1,461	19.68	—	23.75	33,157	0.66	1.29	—	2.69	0.33	—	1.78
2014	1,784	19.62	—	23.33	40,001	0.58	1.29	—	2.69	7.43	—	8.98
2013	2,273	18.26	—	21.41	46,945	0.86	1.29	—	2.69	27.91	—	29.74
2012	3,054	14.28	—	16.50	48,810	0.67	1.29	—	2.69	13.47	—	15.10

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Main Street Small Cap (SS)
2016	377	$32.03	—	38.35	$13,788	0.24%	1.29	—	2.54%	14.69	—	16.16%
2015	450	27.93	—	33.01	14,217	0.64	1.29	—	2.54	(8.48)	—	(7.31)
2014	523	30.52	—	35.61	17,926	0.62	1.29	—	2.54	8.82	—	10.21
2013	674	28.04	—	32.31	21,002	0.72	1.29	—	2.54	37.77	—	38.81
2012	913	20.35	—	23.28	20,594	0.33	1.29	—	2.59	14.62	—	16.15

PIMCO Variable Insurance Trust - Foreign Bond (US Dollar-Hedged)
2016	< 1	18.05	—	18.05	1	1.12	1.50	—	1.50	4.88	—	4.88
2015	< 1	17.21	—	17.21	1	2.75	1.50	—	1.50	(1.21)	—	(1.21)
2014	< 1	17.42	—	17.42	1	1.61	1.50	—	1.50	9.49	—	9.49
2013	< 1	15.91	—	15.91	2	1.77	1.50	—	1.50	(1.01)	—	(1.01)
2012	< 1	16.07	—	16.07	2	2.26	1.50	—	1.50	9.18	—	9.18

PIMCO Variable Insurance Trust - Money Market (fund ceased operations on September 23, 2016)
2016	—	9.57	—	9.57	—	0.22	1.50	—	1.50	(0.98)	—	(0.98)
2015	2	9.67	—	9.67	18	0.01	1.50	—	1.50	(1.48)	—	(1.48)
2014	2	9.81	—	9.81	19	—	1.50	—	1.50	(1.49)	—	(1.49)
2013	2	9.96	—	9.96	20	0.06	1.50	—	1.50	(1.44)	—	(1.44)
2012	2	10.11	—	10.11	21	0.06	1.50	—	1.50	(1.44)	—	(1.44)

PIMCO Variable Insurance Trust - PIMCO VIT Total Return
2016	< 1	17.12	—	17.12	2	2.05	1.50	—	1.50	1.14	—	1.14
2015	< 1	16.92	—	16.92	2	5.15	1.50	—	1.50	(1.06)	—	(1.06)
2014	< 1	17.10	—	17.10	2	2.22	1.50	—	1.50	2.71	—	2.71
2013	< 1	16.65	—	16.65	2	2.14	1.50	—	1.50	(3.43)	—	(3.43)
2012	< 1	17.24	—	17.24	1	2.57	1.50	—	1.50	7.94	—	7.94

PIMCO Variable Insurance Trust - PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
2016	168	5.17	—	5.86	944	0.97	1.29	—	2.44	12.08	—	13.39
2015	204	4.61	—	5.16	1,013	4.72	1.29	—	2.44	(27.48)	—	(26.62)
2014	236	6.36	—	7.04	1,606	0.26	1.29	—	2.44	(20.61)	—	(19.67)
2013	328	8.01	—	8.76	2,804	1.74	1.29	—	2.44	(16.80)	—	(15.82)
2012	421	9.63	—	10.41	4,286	2.41	1.29	—	2.44	2.55	—	3.76

PIMCO Variable Insurance Trust - PIMCO VIT Emerging Markets Bond (Advisor Shares)
2016	41	14.30	—	16.20	639	5.06	1.29	—	2.44	10.44	—	11.74
2015	52	12.95	—	14.50	725	5.52	1.29	—	2.44	(4.72)	—	(3.60)
2014	67	13.59	—	15.04	969	5.36	1.29	—	2.44	(1.07)	—	0.10
2013	100	13.73	—	15.03	1,450	5.15	1.29	—	2.44	(9.31)	—	(8.24)
2012	127	15.14	—	16.38	2,020	4.99	1.29	—	2.44	14.87	—	16.23

PIMCO Variable Insurance Trust - PIMCO VIT Real Return (Advisor Shares)
2016	138	12.19	—	13.52	1,796	2.17	1.29	—	2.24	2.74	—	3.74
2015	162	11.63	—	13.03	2,045	3.54	1.29	—	2.44	(5.17)	—	(4.06)
2014	215	12.27	—	13.58	2,818	1.32	1.29	—	2.44	0.48	—	1.66
2013	376	12.21	—	13.36	4,875	1.33	1.29	—	2.44	(10.61)	—	(10.48)
2012	546	13.66	—	14.92	7,959	1.01	1.29	—	2.59	5.82	—	7.24

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
PIMCO Variable Insurance Trust - PIMCO VIT Total Return (Advisor Shares)
2016	689	$13.13	—	15.12	$10,037	2.02%	1.29	—	2.59%	(0.07)	—	1.26%
2015	773	13.14	—	14.93	11,146	4.68	1.29	—	2.59	(2.25)	—	(0.95)
2014	907	13.44	—	15.08	13,235	2.00	1.29	—	2.59	1.48	—	2.83
2013	1,297	13.24	—	14.66	18,497	2.11	1.29	—	2.59	(4.60)	—	(3.32)
2012	1,583	13.88	—	15.16	23,459	2.51	1.29	—	2.59	6.65	—	8.08

Profunds VP - ProFund VP Financials
2016	—	9.35	—	9.35	—	—	1.50	—	1.50	(2.37)	—	(2.37)
2015	<1	9.58	—	9.58	2	0.34	1.50	—	1.50	(2.95)	—	(2.95)
2014	<1	9.87	—	9.87	2	<0.01	1.50	—	1.50	11.25	—	11.25
2013	<1	8.87	—	8.87	4	<0.01	1.50	—	1.50	30.12	—	30.12
2012	<1	6.82	—	6.82	4	0.11	1.50	—	1.50	22.88	—	22.88

Profunds VP - ProFund VP Health Care
2016	—	20.55	—	20.55	—	—	1.50	—	1.50	(5.30)	—	(5.30)
2015	<1	21.70	—	21.70	2	—	1.50	—	1.50	3.47	—	3.47
2014	<1	20.97	—	20.97	2	0.04	1.50	—	1.50	21.87	—	21.87
2013	<1	17.21	—	17.21	5	—	1.50	—	1.50	37.69	—	37.69
2012	<1	12.50	—	12.50	3	0.37	1.50	—	1.50	15.66	—	15.66

Profunds VP - ProFund VP Large-Cap Value
2016	5	12.84	—	12.84	60	—	2.10	—	2.10	7.78	—	7.78
2015	—	11.91	—	11.91	—	—	2.10	—	2.10	(2.13)	—	(2.13)
2014	26	12.17	—	12.17	316	< 0.01	2.10	—	2.10	N/A	—	N/A
2013	—	N/A	—	N/A	—	—	N/A	—	N/A	N/A	—	N/A
2012	—	N/A	—	N/A	—	—	N/A	—	N/A	N/A	—	N/A

Profunds VP - ProFund VP Telecommunications
2016	—	12.49	—	12.49	—	—	1.50	—	1.50	13.02	—	13.02
2015	<1	11.05	—	11.05	2	1.76	1.50	—	1.50	0.02	—	0.02
2014	<1	11.05	—	11.05	2	2.15	1.50	—	1.50	(0.92)	—	(0.92)
2013	<1	11.15	—	11.15	4	0.03	1.50	—	1.50	10.41	—	10.41
2012	<1	10.10	—	10.10	3	3.90	1.50	—	1.50	14.79	—	14.79

Profunds VP - ProFund VP Utilities
2016	—	13.77	—	13.77	—	—	1.50	—	1.50	14.82	—	14.82
2015	1	11.99	—	11.99	12	2.01	1.50	—	1.50	(7.79)	—	(7.79)
2014	1	13.01	—	13.01	13	1.14	1.50	—	1.50	24.02	—	24.02
2013	2	10.49	—	10.49	20	0.03	1.50	—	1.50	11.64	—	11.64
2012	2	9.40	—	9.40	18	1.36	1.50	—	1.50	(1.34)	—	(1.34)

Putnam Variable Trust - VT American Government Income
2016	819	14.94	—	19.31	13,240	1.92	0.80	—	2.15	(1.94)	—	(0.60)
2015	925	15.23	—	19.42	15,280	2.16	0.80	—	2.15	(2.79)	—	(1.45)
2014	1,068	15.67	—	19.71	18,157	4.06	0.80	—	2.15	2.07	—	3.48
2013	1,241	15.35	—	19.04	20,484	1.40	0.80	—	2.15	(2.62)	—	(1.27)
2012	1,586	15.77	—	19.29	26,870	2.59	0.80	—	2.15	(0.34)	—	1.04

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam Variable Trust - VT Capital Opportunities
2016	117	$27.18	—	31.87	$3,434	0.71%	0.80	—	1.95%	13.27	—	14.60%
2015	129	23.99	—	27.81	3,317	0.33	0.80	—	1.95	(9.41)	—	(8.35)
2014	147	26.33	—	30.35	4,142	0.20	0.80	—	2.00	4.91	—	6.19
2013	196	25.10	—	28.58	5,255	0.53	0.80	—	2.00	31.42	—	33.03
2012	219	19.10	—	21.48	4,443	0.40	0.80	—	2.00	13.45	—	13.57

Putnam Variable Trust - VT Diversified Income
2016	944	16.74	—	21.19	17,555	7.14	0.80	—	2.15	3.16	—	4.58
2015	1,087	16.22	—	20.27	19,462	9.80	0.80	—	2.15	(4.44)	—	(3.12)
2014	1,300	16.98	—	20.92	24,138	8.22	0.80	—	2.15	(1.81)	—	(0.46)
2013	1,484	17.29	—	21.01	27,839	3.30	0.80	—	2.15	5.50	—	6.95
2012	1,758	16.39	—	19.65	31,046	5.75	0.80	—	2.15	9.12	—	10.63

Putnam Variable Trust - VT Equity Income
2016	2,238	14.42	—	31.11	59,352	1.85	0.80	—	2.59	10.71	—	12.74
2015	2,518	13.03	—	27.60	59,579	1.69	0.80	—	2.59	(5.55)	—	(3.82)
2014	2,931	13.79	—	28.69	72,658	1.80	0.80	—	2.59	9.74	—	11.76
2013	3,717	12.57	—	25.67	81,756	2.05	0.80	—	2.59	28.99	—	31.36
2012	4,565	9.74	—	19.55	76,738	2.38	0.80	—	2.59	16.21	—	18.35

Putnam Variable Trust - VT George Putnam Balanced
2016	2,836	14.22	—	16.99	43,742	1.73	0.80	—	2.69	5.11	—	7.15
2015	3,058	13.53	—	15.86	44,504	1.79	0.80	—	2.69	(3.79)	—	(1.92)
2014	3,564	14.06	—	16.17	53,213	1.58	0.80	—	2.69	7.70	—	9.79
2013	4,309	13.05	—	14.73	58,941	1.78	0.80	—	2.69	14.92	—	17.15
2012	5,104	11.36	—	12.57	60,167	2.00	0.80	—	2.69	9.50	—	11.63

Putnam Variable Trust - VT Global Asset Allocation
2016	1,033	19.22	—	19.96	19,441	1.91	0.80	—	2.44	4.12	—	5.86
2015	1,162	18.15	—	19.17	20,856	2.23	0.80	—	2.44	(2.27)	—	(0.63)
2014	1,274	18.27	—	19.62	23,323	2.39	0.80	—	2.44	6.75	—	8.55
2013	1,470	16.83	—	18.37	25,064	1.85	0.80	—	2.44	18.42	—	18.54
2012	1,667	14.20	—	15.52	24,354	0.77	0.80	—	2.59	11.23	—	13.28

Putnam Variable Trust - VT Global Equity
2016	1,126	7.32	—	11.53	12,373	1.05	0.80	—	2.15	(1.09)	—	0.27
2015	1,233	7.40	—	11.50	13,641	1.02	0.80	—	2.15	(3.82)	—	(2.49)
2014	1,408	7.69	—	11.80	16,093	0.39	0.80	—	2.15	(0.71)	—	0.66
2013	1,632	7.75	—	11.72	18,696	1.52	0.80	—	2.15	29.14	—	30.92
2012	1,893	6.00	—	8.95	16,629	1.69	0.80	—	2.15	17.59	—	19.22

Putnam Variable Trust - VT Global Health Care
2016	923	22.39	—	27.01	21,889	—	0.80	—	2.49	(13.55)	—	(12.06)
2015	1,085	25.90	—	30.71	29,429	—	0.80	—	2.49	5.10	—	6.92
2014	1,209	24.64	—	28.72	30,932	0.25	0.80	—	2.49	24.47	—	26.62
2013	1,449	19.80	—	22.68	29,447	1.13	0.80	—	2.49	38.14	—	40.53
2012	1,678	14.33	—	16.14	24,419	1.35	0.80	—	2.49	19.22	—	21.29

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam Variable Trust - VT Global Utilities
2016	570	$13.19	—	18.83	$7,446	1.49%	0.80	—	2.29%	(0.35)	—	1.16%
2015	651	13.04	—	18.90	8,454	2.17	0.80	—	2.29	(11.98)	—	(10.64)
2014	733	14.59	—	21.47	10,759	2.95	0.80	—	2.29	11.96	—	13.66
2013	883	12.84	—	18.32	11,550	2.58	0.80	—	2.69	10.75	—	12.91
2012	1,040	11.37	—	16.54	12,146	3.81	0.80	—	2.69	2.21	—	4.20

Putnam Variable Trust - VT Government Money Market
2016	4,095	8.13	—	11.40	38,866	0.01	0.80	—	2.54	(2.52)	—	(0.79)
2015	4,647	8.34	—	11.49	44,960	0.01	0.80	—	2.54	(2.53)	—	(0.79)
2014	5,642	8.55	—	11.58	55,405	0.01	0.80	—	2.54	(2.53)	—	(0.79)
2013	6,570	8.72	—	11.67	65,393	0.01	0.80	—	2.59	(2.58)	—	(0.79)
2012	8,055	8.95	—	11.77	81,873	0.01	0.80	—	2.59	(2.59)	—	(0.79)

Putnam Variable Trust - VT Growth and Income
2016	6,500	19.74	—	20.15	111,222	1.65	0.70	—	2.69	11.93	—	14.22
2015	7,628	17.63	—	17.64	115,059	1.89	0.70	—	2.69	(10.02)	—	(8.17)
2014	8,761	19.21	—	19.60	145,170	1.38	0.70	—	2.69	7.75	—	9.96
2013	10,395	17.47	—	18.19	157,751	1.72	0.70	—	2.69	32.03	—	34.73
2012	12,240	12.97	—	13.77	139,367	1.79	0.70	—	2.69	15.93	—	18.30

Putnam Variable Trust - VT Growth Opportunities
2016	10,017	9.08	—	10.04	87,441	0.09	0.80	—	2.69	0.42	—	0.64
2015	1,179	6.90	—	8.59	9,212	0.34	0.80	—	2.15	(1.15)	—	0.22
2014	1,306	6.98	—	8.57	10,237	0.22	0.80	—	2.15	11.47	—	13.00
2013	1,549	6.26	—	7.59	10,806	0.50	0.80	—	2.15	33.21	—	35.05
2012	1,847	4.70	—	5.62	9,608	0.09	0.80	—	2.15	15.03	—	16.62

Putnam Variable Trust - VT High Yield
2016	1,074	21.97	—	25.01	24,946	6.59	0.80	—	2.54	12.62	—	14.63
2015	1,269	19.50	—	21.82	26,052	7.41	0.80	—	2.54	(7.76)	—	(6.11)
2014	1,512	21.14	—	23.24	33,289	6.36	0.80	—	2.54	(1.02)	—	0.75
2013	1,804	21.36	—	23.07	39,729	7.15	0.80	—	2.54	5.67	—	6.99
2012	2,136	20.22	—	21.56	44,425	7.81	0.80	—	2.59	13.00	—	15.08

Putnam Variable Trust - VT Income
2016	3,102	13.54	—	20.65	52,371	4.51	0.80	—	2.54	(0.58)	—	1.19
2015	3,573	13.62	—	20.41	60,044	4.98	0.80	—	2.54	(3.96)	—	(2.25)
2014	4,214	14.18	—	20.88	72,738	6.30	0.80	—	2.54	3.75	—	5.60
2013	4,977	13.67	—	19.77	81,699	3.90	0.80	—	2.54	(0.72)	—	1.06
2012	5,874	13.77	—	19.56	95,918	5.15	0.80	—	2.54	7.92	—	9.86

Putnam Variable Trust - VT International Equity
2016	4,241	11.61	—	14.65	54,621	3.33	0.70	—	2.59	(4.97)	—	(3.13)
2015	4,743	11.98	—	15.41	63,686	1.25	0.70	—	2.59	(2.45)	—	(0.56)
2014	5,419	12.05	—	15.80	74,215	0.98	0.70	—	2.59	(9.19)	—	(7.43)
2013	6,439	13.02	—	17.40	97,085	1.46	0.70	—	2.59	24.76	—	27.18
2012	7,707	10.23	—	13.95	92,599	2.26	0.70	—	2.59	18.75	—	21.06

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam Variable Trust - VT International Growth
2016	784	$7.08	—	11.75	$8,837	0.93%	0.80	—	2.15%	(8.72)	—	(7.46)%
2015	874	7.75	—	12.69	10,672	—	0.80	—	2.15	(1.06)	—	(0.31)
2014	968	7.83	—	12.65	11,716	0.06	0.80	—	2.15	(8.16)	—	(6.90)
2013	1,126	8.53	—	13.59	14,739	1.05	0.80	—	2.15	19.74	—	21.39
2012	1,306	7.12	—	11.20	14,073	1.48	0.80	—	2.15	18.40	—	20.04

Putnam Variable Trust - VT International Value
2016	781	10.47	—	13.88	10,002	2.33	0.80	—	2.15	(1.06)	—	0.30
2015	850	10.58	—	13.84	10,932	1.40	0.80	—	2.15	(4.11)	—	(2.78)
2014	968	11.04	—	14.23	12,894	1.41	0.80	—	2.15	(11.43)	—	(10.21)
2013	1,096	12.46	—	15.85	16,375	2.53	0.80	—	2.15	19.59	—	21.23
2012	1,238	10.42	—	13.08	15,369	3.14	0.80	—	2.15	19.08	—	20.73

Putnam Variable Trust - VT Investors
2016	3,121	14.12	—	20.63	44,326	1.29	0.80	—	2.44	9.33	—	11.16
2015	3,593	12.70	—	18.87	46,073	1.21	0.80	—	2.44	(4.56)	—	(2.96)
2014	4,135	13.09	—	19.77	55,192	1.19	0.80	—	2.44	11.13	—	13.00
2013	4,884	11.58	—	17.79	57,858	1.51	0.80	—	2.44	31.83	—	34.04
2012	5,775	8.64	—	13.50	51,364	1.37	0.80	—	2.44	13.97	—	15.89

Putnam Variable Trust - VT Multi-Cap Growth
2016	4,863	13.86	—	23.30	65,714	0.68	0.80	—	2.69	4.90	—	6.93
2015	5,488	12.96	—	22.22	69,882	0.51	0.80	—	2.69	(2.97)	—	(1.09)
2014	6,238	13.10	—	22.90	80,850	0.32	0.80	—	2.69	10.44	—	12.58
2013	7,351	11.64	—	20.73	85,227	0.51	0.80	—	2.69	32.77	—	35.35
2012	8,569	8.60	—	15.62	74,102	0.25	0.80	—	2.69	13.61	—	15.82

Putnam Variable Trust - VT Multi-Cap Value
2016	209	27.52	—	32.50	6,248	0.67	0.80	—	2.00	10.74	—	12.09
2015	211	24.85	—	28.99	5,668	0.92	0.80	—	2.00	(6.24)	—	(5.09)
2014	257	26.51	—	30.55	7,328	0.72	0.80	—	2.00	8.54	—	9.87
2013	301	24.42	—	27.81	7,871	1.20	0.80	—	2.00	39.23	—	40.93
2012	348	17.54	—	19.73	6,488	0.40	0.80	—	2.00	13.93	—	15.32

Putnam Variable Trust - VT Research
2016	1,267	17.34	—	22.33	21,006	1.52	0.80	—	2.29	7.57	—	9.20
2015	1,435	15.88	—	20.76	21,898	1.31	0.80	—	2.29	(3.80)	—	(2.33)
2014	1,619	16.26	—	21.45	25,532	0.81	0.80	—	2.34	12.17	—	13.94
2013	1,932	14.27	—	19.12	26,998	1.13	0.80	—	2.34	30.24	—	32.30
2012	2,279	10.78	—	14.68	24,258	1.08	0.80	—	2.34	15.15	—	16.97

Putnam Variable Trust - VT Small Cap Value
2016	1,109	22.27	—	27.31	35,692	1.10	0.70	—	2.30	24.60	—	26.61
2015	1,229	17.87	—	21.57	31,397	0.88	0.70	—	2.30	(6.42)	—	(4.91)
2014	1,442	19.10	—	22.68	39,246	0.49	0.70	—	2.30	1.08	—	2.71
2013	1,813	18.89	—	22.08	48,018	0.88	0.70	—	2.30	36.44	—	38.63
2012	2,165	13.85	—	15.93	41,992	0.47	0.70	—	2.30	14.81	—	16.67

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam Variable Trust - VT Voyager (fund ceased operations on November 18, 2016)
2016	—	$14.68	—	18.87	$—	2.11%	0.80	—	2.69%	(0.30)	—	1.40%
2015	6,219	14.48	—	18.93	88,819	1.16	0.80	—	2.69	(8.64)	—	(6.86)
2014	7,085	15.54	—	20.72	109,081	0.75	0.80	—	2.69	6.77	—	8.84
2013	8,343	14.28	—	19.41	119,381	0.81	0.80	—	2.69	39.86	—	42.58
2012	10,008	10.02	—	13.88	101,747	0.36	0.80	—	2.69	11.15	—	40.64

The Universal Institutional Funds, Inc. - Morgan Stanley UIF Core Plus Fixed Income
2016	16	14.55	—	18.22	243	1.96	1.15	—	1.85	4.15	—	4.90
2015	24	13.97	—	17.37	354	2.24	1.15	—	1.85	(2.49)	—	(1.79)
2014	52	14.32	—	15.35	772	2.96	1.15	—	1.85	5.86	—	6.40
2013	48	13.53	—	14.43	659	3.73	1.35	—	1.85	(2.16)	—	(1.66)
2012	64	13.83	—	14.67	910	4.84	1.35	—	1.85	7.41	—	7.96

The Universal Institutional Funds, Inc. - Morgan Stanley UIF Emerging Markets Equity
2016	757	17.33	—	21.97	13,435	0.49	0.70	—	2.20	4.42	—	6.00
2015	810	16.35	—	21.04	13,809	0.83	0.70	—	2.20	(12.64)	—	(11.31)
2014	936	18.43	—	24.08	18,089	0.38	0.70	—	2.20	(6.57)	—	(5.16)
2013	1,142	19.44	—	27.55	23,231	1.18	0.70	—	2.20	(3.18)	—	(1.72)
2012	1,377	19.77	—	28.46	28,583	—	0.70	—	2.20	17.34	—	19.11

The Universal Institutional Funds, Inc. - Morgan Stanley UIF Global Infrastructure (fund launched on April 25, 2014)
2016	907	15.93	—	19.12	38,251	2.32	0.70	—	1.85	13.16	—	14.47
2015	1,029	13.97	—	16.70	38,449	1.82	0.70	—	1.98	(15.45)	—	(14.36)
2014	1,230	16.52	—	19.50	53,196	—	0.70	—	1.98	7.25	—	8.19

The Universal Institutional Funds, Inc. - Morgan Stanley UIF Global Strategist
2016	4,168	12.86	—	13.30	57,488	—	0.70	—	2.20	3.29	—	4.84
2015	4,841	12.45	—	12.68	64,428	1.69	0.70	—	2.20	(8.43)	—	(7.05)
2014	5,574	13.64	—	14.87	79,713	0.84	0.70	—	2.20	(0.07)	—	1.44
2013	6,536	13.45	—	14.88	92,037	0.20	0.70	—	2.20	13.42	—	15.14
2012	1,140	11.68	—	13.12	12,307	2.13	0.70	—	2.20	11.36	—	13.05

The Universal Institutional Funds, Inc. - Morgan Stanley UIF Growth
2016	1,124	19.42	—	22.60	22,120	—	0.70	—	2.69	(4.27)	—	(2.32)
2015	1,234	19.88	—	23.61	25,121	—	0.70	—	2.69	9.22	—	11.46
2014	1,367	17.84	—	21.61	25,271	—	0.70	—	2.69	3.50	—	5.62
2013	1,540	16.89	—	20.88	27,382	0.43	0.70	—	2.69	44.09	—	47.04
2012	1,901	11.49	—	14.49	23,350	—	0.70	—	2.69	11.29	—	13.58

The Universal Institutional Funds, Inc. - Morgan Stanley UIF Mid Cap Growth
2016	437	20.09	—	24.45	9,256	—	0.70	—	2.30	(10.85)	—	(9.42)
2015	482	22.54	—	26.99	11,382	—	0.70	—	2.30	(8.04)	—	(6.55)
2014	558	24.51	—	28.88	14,237	—	0.70	—	2.30	(0.35)	—	1.26
2013	651	24.60	—	28.52	16,585	0.35	0.70	—	2.30	34.36	—	36.53
2012	820	18.31	—	20.89	15,471	—	0.70	—	2.30	6.21	—	7.93

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
The Universal Institutional Funds, Inc. - Morgan Stanley UIF U.S. Real Estate
2016	387	$30.05	—	57.51	$16,359	1.32%	0.70	—	2.30%	4.39	—	6.07%
2015	431	28.79	—	54.22	17,384	1.31	0.70	—	2.30	(0.15)	—	1.46
2014	500	28.83	—	53.44	20,052	1.45	0.70	—	2.30	26.77	—	28.82
2013	597	22.74	—	41.48	18,746	1.11	0.70	—	2.30	(0.27)	—	1.34
2012	682	22.80	—	40.93	21,401	0.87	0.70	—	2.30	13.20	—	15.03

The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Emerging Markets Debt (Class II)
2016	290	18.22	—	26.93	7,139	5.55	1.29	—	2.59	7.72	—	9.16
2015	351	16.91	—	24.67	7,918	5.34	1.29	—	2.59	(3.74)	—	(2.45)
2014	425	17.57	—	25.29	9,899	5.49	1.29	—	2.59	0.23	—	1.56
2013	524	17.53	—	20.19	12,012	3.91	1.29	—	2.59	(11.12)	—	(9.93)
2012	605	22.42	—	24.17	15,434	2.78	1.29	—	2.59	14.82	—	16.35

The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Emerging Markets Equity (Class II)
2016	147	25.68	—	30.78	4,298	0.44	1.29	—	2.59	3.87	—	5.25
2015	169	24.72	—	29.24	4,715	0.78	1.29	—	2.59	(13.02)	—	(11.86)
2014	204	28.42	—	33.18	6,475	0.33	1.29	—	2.59	(7.03)	—	(5.79)
2013	274	30.57	—	35.21	9,293	1.11	1.29	—	2.59	(3.66)	—	(2.38)
2012	338	31.73	—	36.07	11,766	—	1.29	—	2.59	16.73	—	18.29

The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Global Franchise (Class II)
2016	900	26.37	—	26.95	25,249	1.47	1.29	—	2.59	2.70	—	4.06
2015	1,157	25.34	—	26.24	31,143	2.06	1.29	—	2.59	3.45	—	4.83
2014	1,446	24.17	—	25.37	37,168	2.05	1.29	—	2.59	1.80	—	3.16
2013	1,856	23.43	—	24.92	46,553	2.64	1.29	—	2.59	16.56	—	18.12
2012	2,389	19.84	—	21.38	51,202	2.25	1.29	—	2.59	12.59	—	14.10

The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Global Infrastructure (Class II) (fund launched on April 25, 2014)
2016	647	24.97	—	29.92	10,875	2.10	1.29	—	2.59	12.00	—	13.49
2015	711	22.29	—	26.37	10,619	1.59	1.29	—	2.59	(16.12)	—	(15.00)
2014	799	26.57	—	31.02	14,176	—	1.29	—	2.59	6.52	—	7.50

The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Global Strategist (Class II) (fund launched on April 26, 2013)
2016	1,460	14.06	—	16.86	19,630	—	1.29	—	2.59	2.77	—	4.14
2015	1,711	13.68	—	16.19	22,224	1.55	1.29	—	2.59	(8.95)	—	(7.74)
2014	1,923	15.03	—	17.54	27,193	0.76	1.29	—	2.59	(0.65)	—	0.68
2013	2,266	15.13	—	17.42	31,979	0.12	1.29	—	2.59	8.25	—	9.24

The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Growth (Class II)
2016	167	25.25	—	26.21	4,617	—	1.29	—	2.59	(4.46)	—	(3.18)
2015	184	26.43	—	27.08	5,259	—	1.29	—	2.59	9.07	—	10.52
2014	223	24.23	—	24.50	5,760	—	1.29	—	2.59	3.34	—	4.72
2013	288	23.39	—	23.45	7,194	0.21	1.29	—	2.59	43.90	—	45.82
2012	394	16.04	—	16.29	6,732	—	1.29	—	2.59	11.09	—	12.58

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Mid Cap Growth (Class II)
2016	592	$14.19	—	23.58	$11,119	—%	1.29	—	2.59%	(11.20)	—	(10.02)%
2015	627	15.77	—	26.55	13,443	—	1.29	—	2.59	(8.43)	—	(7.20)
2014	802	17.00	—	28.99	18,322	—	1.29	—	2.59	(0.80)	—	0.53
2013	1,037	16.91	—	29.22	23,805	0.24	1.29	—	2.59	33.93	—	35.71
2012	1,394	12.46	—	21.82	23,493	—	1.29	—	2.59	5.67	—	7.09

The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Small Company Growth (Class II)
2016	203	24.16	—	28.96	5,525	—	1.29	—	2.59	2.91	—	4.28
2015	234	23.48	—	27.77	6,139	—	1.29	—	2.59	(12.13)	—	(10.96)
2014	289	26.72	—	31.19	8,550	—	1.29	—	2.59	(16.10)	—	(14.97)
2013	363	31.84	—	36.68	12,718	—	1.29	—	2.59	66.90	—	69.12
2012	474	19.08	—	21.69	9,880	—	1.29	—	2.59	11.73	—	13.22

The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF U.S. Real Estate (Class II)
2016	753	29.36	—	40.19	27,602	1.06	1.29	—	2.59	3.80	—	5.18
2015	848	28.29	—	38.22	29,652	1.17	1.29	—	2.59	(0.72)	—	0.61
2014	1,013	28.50	—	37.99	35,316	1.25	1.29	—	2.59	26.08	—	27.76
2013	1,348	22.60	—	26.04	36,894	0.86	1.29	—	2.59	(0.88)	—	0.44
2012	1,553	25.88	—	25.92	42,444	0.60	1.29	—	2.59	12.79	—	13.95

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholder of
Allstate Life Insurance Company
Northbrook, Illinois 60062
We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the “Company”), an affiliate of The Allstate Corporation, as of December 31, 2016 and 2015, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder’s Equity, and Cash Flows for each of the three years in the period ended December 31, 2016. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.
/s/ DELOITTE & TOUCHE LLP
Chicago, Illinois
February 24, 2017

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

($ in millions)	Year Ended December 31,
	2016	2015	2014
Revenues
Premiums (net of reinsurance ceded of $158, $167 and $216)	$592	$600	$589
Contract charges (net of reinsurance ceded of $189, $189 and $176)	717	738	847
Net investment income	1,659	1,819	2,081
Realized capital gains and losses:
Total other-than-temporary impairment (“OTTI”) losses	(120)	(144)	(54)
OTTI losses reclassified to (from) other comprehensive income	7	16	(1)
Net OTTI losses recognized in earnings	(113)	(128)	(55)
Sales and other realized capital gains and losses	36	393	198
Total realized capital gains and losses	(77)	265	143
	2,891	3,422	3,660
Costs and expenses
Contract benefits (net of reinsurance ceded of $224, $237 and $329)	1,387	1,406	1,452
Interest credited to contractholder funds (net of reinsurance ceded of $46, $40 and $27)	677	717	891
Amortization of deferred policy acquisition costs	134	151	162
Operating costs and expenses	219	273	310
Restructuring and related charges	1	—	2
Interest expense	15	16	16
	2,433	2,563	2,833

Gain (loss) on disposition of operations	5	3	(68)

Income from operations before income tax expense	463	862	759

Income tax expense	144	301	233

Net income	319	561	526

Other comprehensive income (loss), after-tax
Change in unrealized net capital gains and losses	153	(854)	455
Change in unrealized foreign currency translation adjustments	4	(4)	(4)
Other comprehensive income (loss), after-tax	157	(858)	451

Comprehensive income (loss)	$476	$(297)	$977

See notes to consolidated financial statements.

2

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

($ in millions, except par value data)	December 31,
	2016	2015
Assets
Investments
Fixed income securities, at fair value (amortized cost $23,112 and $23,770)	$24,222	$24,629
Mortgage loans	3,938	3,781
Equity securities, at fair value (cost $1,429 and $1,526)	1,511	1,542
Limited partnership interests	2,776	2,295
Short-term, at fair value (amortized cost $566 and $816)	566	816
Policy loans	563	572
Other	1,491	1,327
Total investments	35,067	34,962
Cash	138	104
Deferred policy acquisition costs	1,187	1,314
Reinsurance recoverable from non-affiliates	2,339	2,407
Reinsurance recoverable from affiliates	452	464
Accrued investment income	273	278
Other assets	410	510
Separate Accounts	3,373	3,639
Total assets	$43,239	$43,678
Liabilities
Contractholder funds	$19,470	$20,542
Reserve for life-contingent contract benefits	11,322	11,394
Unearned premiums	5	5
Payable to affiliates, net	52	55
Other liabilities and accrued expenses	952	849
Deferred income taxes	1,191	986
Notes due to related parties	465	275
Separate Accounts	3,373	3,639
Total liabilities	36,830	37,745
Commitments and Contingent Liabilities (Notes 8 and 12)
Shareholder’s Equity
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares authorized, none issued	—	—
Redeemable preferred stock - series B, $100 par value, 1,500,000 shares authorized, none issued	—	—
Common stock, $227 par value, 23,800 shares authorized and outstanding	5	5
Additional capital paid-in	1,990	1,990
Retained income	3,736	3,417
Accumulated other comprehensive income:
Unrealized net capital gains and losses:
Unrealized net capital gains and losses on fixed income securities with OTTI	39	41
Other unrealized net capital gains and losses	733	527
Unrealized adjustment to DAC, DSI and insurance reserves	(91)	(40)
Total unrealized net capital gains and losses	681	528
Unrealized foreign currency translation adjustments	(3)	(7)
Total accumulated other comprehensive income	678	521
Total shareholder’s equity	6,409	5,933
Total liabilities and shareholder’s equity	$43,239	$43,678

See notes to consolidated financial statements.

3

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

($ in millions)	Year Ended December 31,
	2016	2015	2014

Common stock	$5	$5	$5

Additional capital paid-in
Balance, beginning of year	1,990	1,990	2,690
Return of capital	—	—	(700)
Balance, end of year	1,990	1,990	1,990

Retained income
Balance, beginning of year	3,417	2,973	2,447
Net income	319	561	526
Dividends	—	(103)	—
Loss on reinsurance with an affiliate	—	(12)	—
Loss on sale of subsidiaries to affiliate	—	(2)	—
Balance, end of year	3,736	3,417	2,973

Accumulated other comprehensive income
Balance, beginning of year	521	1,379	928
Change in unrealized net capital gains and losses	153	(854)	455
Change in unrealized foreign currency translation adjustments	4	(4)	(4)
Balance, end of year	678	521	1,379

Total shareholder’s equity	$6,409	$5,933	$6,347

See notes to consolidated financial statements.

4

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
CONSOLIDATED STATEMENTS OF CASH FLOWS

($ in millions)	Year Ended December 31,
	2016	2015	2014
Cash flows from operating activities
Net income	$319	$561	$526
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and other non-cash items	(64)	(74)	(86)
Realized capital gains and losses	77	(265)	(143)
(Gain) loss on disposition of operations	(5)	(3)	68
Interest credited to contractholder funds	677	717	891
Changes in:
Policy benefits and other insurance reserves	(611)	(559)	(553)
Unearned premiums	—	—	(1)
Deferred policy acquisition costs	54	27	(1)
Reinsurance recoverables, net	30	16	(25)
Income taxes	135	27	121
Other operating assets and liabilities	(117)	(41)	(134)
Net cash provided by operating activities	495	406	663
Cash flows from investing activities
Proceeds from sales
Fixed income securities	5,999	8,267	3,353
Equity securities	1,298	636	1,383
Limited partnership interests	371	481	521
Mortgage loans	—	6	10
Other investments	44	24	35
Investment collections
Fixed income securities	2,085	1,993	1,909
Mortgage loans	363	446	1,027
Other investments	169	69	46
Investment purchases
Fixed income securities	(7,072)	(8,272)	(3,232)
Equity securities	(1,234)	(1,264)	(1,612)
Limited partnership interests	(677)	(663)	(711)
Mortgage loans	(517)	(615)	(468)
Other investments	(211)	(220)	(306)
Change in short-term investments, net	(19)	77	79
Change in policy loans and other investments, net	(26)	(39)	60
Disposition of operations	—	20	345
Net cash provided by investing activities	573	946	2,439
Cash flows from financing activities
Contractholder fund deposits	854	901	1,065
Contractholder fund withdrawals	(2,028)	(2,278)	(3,407)
Proceeds from issuance of notes to related parties	140	—	—
Dividends paid	—	(17)	—
Return of capital	—	—	(700)
Repayment of notes due to related parties	—	—	(7)
Net cash used in financing activities	(1,034)	(1,394)	(3,049)
Net increase (decrease) in cash	34	(42)	53
Cash at beginning of year	104	146	93
Cash at end of year	$138	$104	$146

See notes to consolidated financial statements.

5

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
1. General
Basis of presentation
The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company (“ALIC”) and its wholly owned subsidiaries (collectively referred to as the “Company”). ALIC is wholly owned by Allstate Insurance Company (“AIC”), which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the “Corporation”). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). All significant intercompany accounts and transactions have been eliminated.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.
Nature of operations
The Company sells traditional, interest-sensitive and variable life insurance products. The Company distributes its products through Allstate exclusive agencies and exclusive financial specialists. The Company also sells voluntary accident and health insurance through workplace enrolling independent agents in New York. The Company previously offered and continues to have in force fixed annuities such as deferred and immediate annuities. The Company previously offered institutional products consisting of funding agreements sold to unaffiliated trusts that used them to back medium-term notes. There are no institutional products outstanding as of December 31, 2016. The Company also previously offered variable annuities and substantially all of this business is reinsured.
The following table summarizes premiums and contract charges by product.

($ in millions)	2016	2015	2014
Premiums
Traditional life insurance	$502	$515	$492
Immediate annuities with life contingencies	—	—	4
Accident and health insurance	90	85	93
Total premiums	592	600	589

Contract charges
Interest-sensitive life insurance	703	724	828
Fixed annuities	14	14	19
Total contract charges	717	738	847
Total premiums and contract charges	$1,309	$1,338	$1,436
The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia and Puerto Rico. For 2016, the top geographic locations for direct statutory premiums and annuity considerations were New York, California, Texas, Florida and Illinois. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations.
The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates, credit spreads, equity prices or currency exchange rates. The Company’s primary market risk exposures are to changes in interest rates, credit spreads and equity prices. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets and liabilities. This risk arises from many of the Company’s primary activities, as it invests substantial funds in interest-sensitive assets and issues interest-sensitive liabilities. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from many of the Company’s primary activities, as the Company invests substantial funds in spread-sensitive fixed income assets. Equity price risk is the risk that the Company will incur losses due to adverse changes in the general levels of the equity markets.
The Company monitors economic and regulatory developments that have the potential to impact its business. Federal and state laws and regulations affect the taxation of insurance companies and life insurance products. Congress and various state legislatures from time to time consider legislation that would reduce or eliminate the favorable policyholder tax treatment currently applicable to life insurance. Congress and various state legislatures also consider proposals to reduce the taxation of certain products or investments that may compete with life insurance. Legislation that increases the taxation on insurance products or reduces the taxation on competing products could lessen the advantage or create a disadvantage for certain of the Company’s

6

products making them less competitive. Such proposals, if adopted, could have an adverse effect on the Company’s financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.
2. Summary of Significant Accounting Policies
Investments
Fixed income securities include bonds, asset-backed securities (“ABS”), residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”) and redeemable preferred stocks. Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes and related deferred policy acquisition costs (“DAC”), deferred sales inducement costs (“DSI”) and reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Consolidated Statements of Cash Flows.
Mortgage loans are carried at unpaid principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected.
Equity securities primarily include common stocks, exchange traded and mutual funds, non-redeemable preferred stocks and real estate investment trust equity investments. Equity securities are designated as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.
Investments in limited partnership interests include interests in private equity funds and co-investments, real estate funds and joint ventures, and other funds. Where the Company’s interest is so minor that it exercises virtually no influence over operating and financial policies, investments in limited partnership interests are accounted for in accordance with the cost method of accounting; all other investments in limited partnership interests are accounted for in accordance with the equity method of accounting (“EMA”).
Short-term investments, including commercial paper, U.S. Treasury bills, money market funds and other short-term investments, are carried at fair value. Policy loans are carried at unpaid principal balances. Other investments primarily consist of bank loans, agent loans, notes due from related party, real estate and derivatives. Bank loans are primarily senior secured corporate loans and are carried at amortized cost. Agent loans are loans issued to exclusive Allstate agents and are carried at unpaid principal balances, net of valuation allowances and unamortized deferred fees or costs. Notes due from related party are carried at outstanding principal balances. Real estate is carried at cost less accumulated depreciation. Derivatives are carried at fair value.
Investment income primarily consists of interest, dividends, income from limited partnership interests, rental income from real estate, and income from certain derivative transactions. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for ABS, RMBS and CMBS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For ABS, RMBS and CMBS of high credit quality with fixed interest rates, the effective yield is recalculated on a retrospective basis. For all others, the effective yield is recalculated on a prospective basis. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Accrual of income is suspended for mortgage loans, bank loans and agent loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on investments on nonaccrual status are generally recorded as a reduction of carrying value. Income from cost method limited partnership interests is recognized upon receipt of amounts distributed by the partnerships. Income from EMA limited partnership interests is recognized based on the Company’s share of the partnerships’ net income, including unrealized gains and losses, and is generally recognized on a three month delay due to the availability of the related financial statements.
Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, adjustments to valuation allowances on mortgage loans and agent loans, periodic changes in fair value and settlements of certain derivatives including hedge ineffectiveness and valuation changes in public securities held in certain limited partnerships. Realized capital gains and losses on investment sales are determined on a specific identification basis.

7

Derivative and embedded derivative financial instruments
Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps, warrants, foreign currency swaps, foreign currency forwards and certain investment risk transfer reinsurance agreements. Derivatives required to be separated from the host instrument and accounted for as derivative financial instruments (“subject to bifurcation”) are embedded in equity-indexed life and annuity contracts, reinsured variable annuity contracts and certain funding agreements.
All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in fair value of derivatives embedded in life and annuity product contracts and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives subject to bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks, respectively, within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.
When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item’s fair value attributable to the hedged risk. For a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges, if any, is reported in realized capital gains and losses.
Fair value hedges The change in fair value of hedging instruments used in fair value hedges of investment assets or a portion thereof is reported in net investment income, together with the change in fair value of the hedged items. The change in fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability is adjusted for the change in fair value of the hedged risk.
Cash flow hedges For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to income, or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.
Termination of hedge accounting If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset that has

8

become other-than-temporarily impaired, the adjustment made to the amortized cost for fixed income securities or the carrying value for mortgage loans is subject to the accounting policies applied to other-than-temporarily impaired assets.
When a derivative instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to income as the hedged risk impacts income. If the derivative instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative instrument used in a cash flow hedge of a forecasted transaction is terminated because it is probable the forecasted transaction will not occur, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied.
Non-hedge derivative financial instruments For derivatives for which hedge accounting is not applied, the income statement effects, including fair value gains and losses and accrued periodic settlements, are reported either in realized capital gains and losses or in a single line item together with the results of the associated asset or liability for which risks are being managed.
Securities loaned
The Company’s business activities include securities lending transactions, which are used primarily to generate net investment income. The proceeds received in conjunction with securities lending transactions are reinvested in short-term investments or fixed income securities. These transactions are short-term in nature, usually 30 days or less.
The Company receives cash collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to repossess the securities loaned on short notice.
Recognition of premium revenues and contract charges, and related benefits and interest credited
Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Voluntary accident and health insurance products are expected to remain in force for an extended period and therefore are primarily classified as long-duration contracts. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized over the life of the policy in relation to premiums.
Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come primarily from investment income, which is recognized over the life of the contract.
Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.
Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, and funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.
Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities and indexed funding agreements are generally based on a specified interest rate index or an equity index, such as the Standard & Poor’s 500 Index (“S&P 500”). Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.
Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and

9

accumulation benefits. Substantially all of the Company’s variable annuity business is ceded through reinsurance agreements and the contract charges and contract benefits related thereto are reported net of reinsurance ceded.
Deferred policy acquisition and sales inducement costs
Costs that are related directly to the successful acquisition of new or renewal life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents’ and brokers’ remuneration and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on fixed annuity and interest-sensitive life contracts. These sales inducements are primarily in the form of additional credits to the customer’s account balance or enhancements to interest credited for a specified period which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses. Amortization of DAC is included in amortization of deferred policy acquisition costs and is described in more detail below. DSI is amortized into income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds.
For traditional life and voluntary accident and health insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies. The Company periodically reviews the recoverability of DAC for these policies on an aggregate basis using actual experience. The Company aggregates traditional life insurance products and immediate annuities with life contingencies in one analysis, and voluntary accident and health insurance in a separate analysis. If actual experience is significantly adverse compared to the original assumptions and a premium deficiency is determined to exist, any remaining unamortized DAC balance would be expensed to the extent not recoverable and the establishment of a premium deficiency reserve may be required.
For interest-sensitive life insurance and fixed annuities, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits (“AGP”) and estimated future gross profits (“EGP”) expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance using rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of the rate of customer surrenders, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period, which is typically 10-20 years for interest-sensitive life and 5-10 years for fixed annuities. The cumulative DAC and DSI amortization is reestimated and adjusted by a cumulative charge or credit to income when there is a difference between the incidence of actual versus expected gross profits in a reporting period or when there is a change in total EGP. When DAC or DSI amortization or a component of gross profits for a quarterly period is potentially negative (which would result in an increase of the DAC or DSI balance) as a result of negative AGP, the specific facts and circumstances surrounding the potential negative amortization are considered to determine whether it is appropriate for recognition in the consolidated financial statements. Negative amortization is only recorded when the increased DAC or DSI balance is determined to be recoverable based on facts and circumstances. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.
AGP and EGP primarily consist of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are mortality, persistency, expenses, investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of any hedges. For products whose supporting investments are exposed to capital losses in excess of the Company’s expectations which may cause periodic AGP to become temporarily negative, EGP and AGP utilized in DAC and DSI amortization may be modified to exclude the excess capital losses.
The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life and fixed annuity contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC or DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.
The DAC and DSI balances presented include adjustments to reflect the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized capital gains or losses in the respective product investment portfolios were actually realized. The adjustments are recorded net of tax in accumulated other comprehensive income. DAC, DSI and deferred income taxes determined on unrealized capital gains and losses and reported in accumulated other comprehensive income recognize the impact on shareholder’s equity consistently with the amounts that would be recognized in the income statement on realized capital gains and losses.

10

Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contracts continue to be deferred and amortized in connection with the replacement contracts. For interest-sensitive life and investment contracts, the EGP of the replacement contracts are treated as a revision to the EGP of the replaced contracts in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC that result from replacement contracts are treated as prospective revisions. Any costs associated with the issuance of replacement contracts are characterized as maintenance costs and expensed as incurred. Internal replacement transactions determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.
The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $4 million as of both December 31, 2016 and 2015. Amortization expense of the present value of future profits was $276 thousand, $377 thousand and $1 million in 2016, 2015 and 2014, respectively.
Reinsurance
In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance. The Company has also used reinsurance to effect the disposition of certain blocks of business. The amounts reported as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company’s primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.
Income taxes
The income tax provision is calculated under the liability method.  Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are DAC, unrealized capital gains and losses and insurance reserves. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.
Reserve for life-contingent contract benefits
The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary accident and health insurance products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. The assumptions are established at the time the policy is issued and are generally not changed during the life of the policy. The Company periodically reviews the adequacy of reserves for these policies on an aggregate basis using actual experience. If actual experience is significantly adverse compared to the original assumptions and a premium deficiency is determined to exist, any remaining unamortized DAC balance would be expensed to the extent not recoverable and the establishment of a premium deficiency reserve may be required. The Company also reviews these policies on an aggregate basis for circumstances where projected profits would be recognized in early years followed by projected losses in later years. If this circumstance exists, the Company will accrue a liability, during the period of profits, to offset the losses at such time as the future losses are expected to commence using a method updated prospectively over time. To the extent that unrealized gains on fixed income securities would result in a premium deficiency if those gains were realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in accumulated other comprehensive income.
Contractholder funds
Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance, fixed annuities and funding agreements. Contractholder funds primarily comprise cumulative deposits received and interest credited to the contractholder less cumulative contract benefits, surrenders, withdrawals, maturities and contract charges

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for mortality or administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.
Separate accounts
Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate accounts contract obligations. Separate accounts liabilities represent the contractholders’ claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company’s Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.
Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts’ funds may not meet their stated investment objectives. Substantially all of the Company’s variable annuity business was reinsured beginning in 2006.
Off-balance sheet financial instruments
Commitments to invest, commitments to purchase private placement securities, commitments to extend loans, financial guarantees and credit guarantees have off-balance sheet risk because their contractual amounts are not recorded in the Company’s Consolidated Statements of Financial Position (see Note 8 and Note 12).
Consolidation of variable interest entities (“VIEs”)
The Company consolidates VIEs when it is the primary beneficiary. A primary beneficiary is the variable interest holder in a VIE with both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits, that could potentially be significant to the VIE.
Adopted accounting standard
Amendments to the Consolidation Analysis
In February 2015, the Financial Accounting Standards Board (“FASB”) issued guidance affecting the consolidation evaluation for limited partnerships and similar entities, fees paid to a decision maker or service provider, and variable interests in a variable interest entity held by related parties of the reporting enterprise. The adoption of this guidance as of January 1, 2016 did not have a material impact on the Company’s results of operations or financial position.
Pending accounting standards
Recognition and Measurement of Financial Assets and Financial Liabilities
In January 2016, the FASB issued guidance requiring equity investments, including equity securities and limited partnership interests, that are not accounted for under the equity method of accounting or result in consolidation to be measured at fair value with changes in fair value recognized in net income. Equity investments without readily determinable fair values may be measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. When a qualitative assessment of equity investments without readily determinable fair values indicates that impairment exists, the carrying value is required to be adjusted to fair value, if lower. The guidance clarifies that an entity should evaluate the realizability of a deferred tax asset related to available-for-sale fixed income securities in combination with the entity’s other deferred tax assets. The guidance also changes certain disclosure requirements. The guidance is effective for interim and annual periods beginning after December 15, 2017, and is to be applied through a cumulative-effect adjustment to beginning retained income as of the beginning of the period of adoption. The new guidance related to equity investments without readily determinable fair values is to be applied prospectively as of the date of adoption. The Company is in the process of evaluating the impact of adoption. The most significant impacts, using values as of December 31, 2016, are expected to be the change in accounting for equity securities where $82 million of pre-tax unrealized net capital gains would be reclassified from accumulated other comprehensive income to retained income and cost method limited partnership interests (excluding limited partnership interests accounted for on a cost recovery basis) where the carrying value would increase by approximately $75 million, pre-tax, with the adjustment recorded in retained income.
Transition to Equity Method Accounting
In March 2016, the FASB issued guidance amending the accounting requirements for transitioning to the equity method of accounting (“EMA”), including a transition from the cost method. The guidance requires the cost of acquiring an additional interest in an investee to be added to the existing carrying value to establish the initial basis of the EMA investment. Under the new guidance, no retroactive adjustment is required when an investment initially qualifies for EMA treatment. The guidance is effective for interim and annual periods beginning after December 15, 2016, and is to be applied prospectively. The guidance will principally affect the future accounting for investments that qualify for EMA after application of the cost method of accounting.

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The Company is in the process of evaluating the impact of adoption, which is not expected to be material to the Company’s results of operations or financial position.
Measurement of Credit Losses on Financial Instruments
In June 2016, the FASB issued guidance which revises the credit loss recognition criteria for certain financial assets measured at amortized cost. The new guidance replaces the existing incurred loss recognition model with an expected loss recognition model. The objective of the expected credit loss model is for the reporting entity to recognize its estimate of expected credit losses for affected financial assets in a valuation allowance deducted from the amortized cost basis of the related financial assets that results in presenting the net carrying value of the financial assets at the amount expected to be collected. The reporting entity must consider all available relevant information when estimating expected credit losses, including details about past events, current conditions, and reasonable and supportable forecasts over the contractual life of an asset. Financial assets may be evaluated individually or on a pooled basis when they share similar risk characteristics. The measurement of credit losses for available-for-sale debt securities measured at fair value is not affected except that credit losses recognized are limited to the amount by which fair value is below amortized cost and the carrying value adjustment is recognized through an allowance and not as a direct write-down. The guidance is effective for interim and annual periods beginning after December 15, 2019, and for most affected instruments must be adopted using a modified retrospective approach, with a cumulative effect adjustment recorded to beginning retained income. The Company is in the process of evaluating the impact of adoption.
3. Disposition
On April 1, 2014, the Company sold Lincoln Benefit Life Company (“LBL”), LBL’s life insurance business generated through independent master brokerage agencies, and all of LBL’s deferred fixed annuity and long-term care insurance business to Resolution Life Holdings, Inc. The gross sale price was $797 million, representing $596 million of cash and the retention of tax benefits. The loss on disposition in 2014 was $79 million, pre-tax ($38 million, after-tax).
4. Supplemental Cash Flow Information
Non-cash investing activities include $117 million, $96 million and $102 million related to mergers and exchanges completed with equity securities and modifications of certain mortgage loans, fixed income securities and other investments in 2016, 2015 and 2014, respectively, and a $44 million obligation to fund a limited partnership investment in 2015. Non-cash financing activities also include $34 million related to debt acquired in conjunction with the purchase of an investment in 2016.
In 2016, the Company transferred to an unconsolidated affiliate a $50 million surplus note issued by a consolidated subsidiary in exchange for a note receivable with a principal sum equal to that of the surplus note. In 2015, the Company paid dividends to AIC of $103 million, including $86 million in the form of investment securities.
Liabilities for collateral received in conjunction with the Company’s securities lending program were $545 million, $539 million and $508 million as of December 31, 2016, 2015 and 2014, respectively, and are reported in other liabilities and accrued expenses. Obligations to return cash collateral for over-the-counter (“OTC”) and cleared derivatives were $5 million, $11 million and $2 million as of December 31, 2016, 2015 and 2014, respectively, and are reported in other liabilities and accrued expenses or other investments. The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

($ in millions)	2016	2015	2014
Net change in proceeds managed
Net change in fixed income securities	$(277)	$—	$—
Net change in short-term investments	277	(41)	(182)
Operating cash flow used	—	(41)	(182)
Net change in cash	—	1	—
Net change in proceeds managed	$—	$(40)	$(182)

Net change in liabilities
Liabilities for collateral, beginning of year	$(550)	$(510)	$(328)
Liabilities for collateral, end of year	(550)	(550)	(510)
Operating cash flow provided	$—	$40	$182

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5. Related Party Transactions
Business operations
The Company uses services performed by AIC and other affiliates, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs (see Note 16), allocated to the Company were $225 million, $271 million and $339 million in 2016, 2015 and 2014, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.
Sale of subsidiaries
On January 1, 2015, ALIC sold its subsidiary Allstate Assurance Company (“AAC”) to its unconsolidated affiliate Allstate Financial Insurance Holdings Corporation (“AFIHC”). ALIC received $11 million in cash. The $2 million loss on sale was recorded as a decrease to retained income since the sale was between affiliates under common control.
On November 1, 2015, ALIC sold its subsidiary Intramerica Life Insurance Company to AFIHC. ALIC received $10 million in cash. The $469 thousand loss on sale was recorded as a decrease to retained income since the sale was between affiliates under common control.
Agent loan sale and securitization
On December 22, 2016, ALIC’s subsidiary Allstate Finance Company, LLC (“AFC”) sold agent loans with a fair value of $419 million to affiliate Allstate Finance Company Agency Loans LLC (“AFCAL”) and AFCAL used the loans as collateral in the issuance of notes. Investors in the notes were as follows:

($ in millions)
Class A Notes Due March 10, 2034
Allstate New Jersey Insurance Company	$77
American Heritage Life Insurance Company	37
Allstate Assurance Company	19
First Colonial Insurance Company	7
Subtotal - Class A	140
Class B Deferrable Notes Due March 10, 2034
Allstate Life Insurance Company	140
Class C Deferrable Notes Due March 10, 2034
Allstate Life Insurance Company	110
Subordinated Notes Due March 10, 2034
Allstate Life Insurance Company	29
Total	$419
AFCAL is a VIE and ALIC is the primary beneficiary since ALIC has control over the significant activities of AFCAL, the obligation to absorb significant losses and the rights to residual returns. Therefore, AFCAL is included in ALIC’s consolidated financial statements. Transactions between ALIC, AFC and AFCAL are eliminated in consolidation. The Company’s Consolidated Statements of Financial Position include $417 million of agent loans, $2 million of cash and $140 million of notes due to related parties as of December 31, 2016 associated with AFCAL.
The $140 million of notes due to related parties include the Class A Notes due March 10, 2034 that were sold to Allstate New Jersey Insurance Company, American Heritage Life Insurance Company, Allstate Assurance Company and First Colonial Insurance Company. These notes have an annual interest rate of 3.25%. The Company incurred interest expense related to these notes of $113 thousand in 2016.
Reinsurance
The Company has coinsurance reinsurance agreements with its unconsolidated affiliate American Heritage Life Insurance Company (“AHL”) whereby the Company assumes certain interest-sensitive life insurance, fixed annuity contracts and accident and health insurance policies. The amounts assumed are disclosed in Note 10.
Effective April 1, 2015, ALIC entered into a coinsurance reinsurance agreement with AAC to cede certain interest-sensitive life insurance policies to AAC. In connection with the agreement, the Company recorded reinsurance recoverables of $476 million and paid $494 million in investments. The $12 million loss on the transaction was recorded as a decrease to retained income since the transaction was between affiliates under common control.

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ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.
Broker-Dealer agreement
The Company receives distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain annuity and variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $9 million, $9 million and $4 million in 2016, 2015 and 2014, respectively.
Structured settlement annuities
The Company previously issued structured settlement annuities, a type of immediate annuity, to fund structured settlements in matters involving AIC. In most cases, these annuities were issued under a “qualified assignment” whereby Allstate Assignment Company and prior to July 1, 2001 Allstate Settlement Corporation (“ASC”), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC’s obligation to make future payments.
AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. ALIC guaranteed the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.64 billion and $4.65 billion as of December 31, 2016 and 2015, respectively.
Income taxes
The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 13).
Notes due to related parties
Notes due to related parties outstanding as of December 31 consisted of the following:

($ in millions)	2016	2015
6.74% Surplus Note to Kennett, due 2029 (1)	$25	$25
3.24% Surplus Note to Kennett, due 2035 (1)	100	100
3.48% Surplus Note to Kennett, due 2036 (1)	100	100
5.93% Surplus Note to Kennett, due 2038 (1)	50	50
4.14% Surplus Note to Kennett, due 2036 (1)	50	—
3.25% Note to Allstate New Jersey Insurance Company, due 2034	77	—
3.25% Note to American Heritage Life Insurance Company, due 2034	37	—
3.25% Note to Allstate Assurance Company, due 2034	19	—
3.25% Note to First Colonial Insurance Company, due 2034	7	—
Total notes due to related parties	$465	$275
____________

(1)
No payment of principal or interest is permitted on the surplus notes without the written approval from the proper regulatory authority. The regulatory authority could prohibit the payment of interest and principal on the surplus notes if certain statutory capital requirements are not met. Permission to pay interest on the surplus notes was granted in 2016, 2015 and 2014.

On August 1, 2005, ALIC entered into an agreement with Kennett Capital Inc. (“Kennett”), an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Reinsurance Company (“ALIC Re”), a wholly owned subsidiary of ALIC. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett’s obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett’s right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued. On December 1, 2015, the interest rate for the surplus note due to Kennett and the note due from Kennett reset to 3.24% and 3.04%, respectively.
On June 30, 2006, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset every 10 years to the then current ten year Constant Maturity Treasury yield (“CMT”), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset every ten years to the then current ten year CMT, plus 0.94%. On December 1, 2016, the interest rate for the surplus note due to Kennett and the note due from Kennett reset to 3.48% and 3.28%, respectively.

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On June 30, 2008, ALIC sold Kennett a $50 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2038 with an initial rate of 5.93% that will reset every ten years to the then current ten year CMT, plus 2.09%. As payment, Kennett issued a full recourse note due June 1, 2038 to ALIC for the same amount with an initial interest rate of 5.73% that will reset every ten years to the then current ten year CMT, plus 1.89%.
On December 18, 2009, ALIC sold Kennett a $25 million redeemable surplus note issued by ALIC Re. The surplus note is due December 1, 2029 with an initial rate of 6.74% that will reset every ten years to the then current ten year CMT, plus 3.25%. As payment, Kennett issued a full recourse note due December 1, 2029 to ALIC for the same amount with an initial interest rate of 5.19% that will reset every ten years to the then current ten year CMT, plus 1.70%.
On April 26, 2016, ALIC sold Kennett a $50 million redeemable surplus note issued by ALIC Re. The surplus note is due December 1, 2036 with an initial rate of 4.14% that will reset every ten years to the then current ten year CMT, plus 2.23%. As payment, Kennett issued a full recourse note due December 1, 2036 to ALIC for the same amount with an initial interest rate of 3.14% that will reset every ten years to the then current ten year CMT, plus 1.23%.
The notes due from Kennett are classified as other investments. The Company recorded net investment income on these notes of $14 million in 2016 and $15 million in each of 2015 and 2014. The Company incurred interest expense related to the surplus notes due to Kennett of $15 million in 2016 and $16 million in each of 2015 and 2014.
In August 2011, in accordance with an asset purchase agreement between Road Bay Investments, LLC (“RBI”), a consolidated subsidiary of ALIC, and AIC, RBI purchased from AIC fixed income securities with a fair value of $7 million on the date of sale and issued a 6.35% note due August 23, 2018 to AIC for the same amount. In 2014, RBI repaid the entire principal of this note. In 2014, the Company incurred interest expense on these notes of $84 thousand.
Surplus note
On December 2, 2016, the Company purchased for cash a $40 million 3.07% surplus note due December 2, 2036 that was issued by AAC. No payment of principal or interest is permitted on the surplus note without the written approval from the proper regulatory authority. The regulatory authority could prohibit the payment of interest and principal on the surplus notes if certain statutory capital requirements are not met. The surplus note is classified as fixed income securities on the Consolidated Statements of Financial Position. In 2016, the Company recorded investment income on this surplus note of $99 thousand.
Liquidity and intercompany loan agreements
The Company, AIC, AAC and the Corporation are party to the Amended and Restated Intercompany Liquidity Agreement (“Liquidity Agreement”) which allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. The Liquidity Agreement does not establish a commitment to advance funds on the part of any party. The Company and AIC each serve as a lender and borrower, AAC serves only as a borrower, and the Corporation serves only as a lender. The maximum amount of advances each party may make or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least 10 business days prior to the demand date. The borrower may make prepayments of the outstanding principal balance of an advance without penalty. Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter. The Company had no amounts outstanding under the Liquidity Agreement as of December 31, 2016 or 2015.
In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2016 or 2015.
RBI, a consolidated subsidiary of ALIC, has a Revolving Loan Credit Agreement (“Credit Agreement”) with AHL, according to which AHL agreed to extend revolving credit loans to RBI. As security for its obligations under the Credit Agreement, RBI entered into a Pledge and Security Agreement with AHL, according to which RBI agreed to grant a pledge of and security interest in RBI’s right, title, and interest in certain assets of RBI. The Company had no amounts outstanding under the Credit Agreement as of December 31, 2016 or 2015.
Capital support agreement
The Company has a Capital Support Agreement with AIC. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital (“RBC”) ratio of at least 150%. AIC’s obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year. The Company or AIC have the right to

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terminate this agreement when: 1) the Company qualifies for a financial strength rating from S&P’s, Moody’s or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company’s RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. As of December 31, 2016 and 2015, no capital had been provided by AIC under this agreement.
Dividends and return of capital
In 2015, the Company paid dividends of $103 million to AIC in the form of cash and investments. The Company approved and paid a return of capital of $700 million to AIC in 2014, which was recorded as a reduction of additional capital paid-in on the Consolidated Statements of Financial Position.
6. Investments
Fair values
The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

($ in millions)	Amortized cost	Gross unrealized		Fair value
		Gains	Losses
December 31, 2016
U.S. government and agencies	$968	$48	$(2)	$1,014
Municipal	2,017	264	(7)	2,274
Corporate	18,945	905	(169)	19,681
Foreign government	304	28	—	332
ABS	337	4	(10)	331
RMBS	294	42	(3)	333
CMBS	233	17	(9)	241
Redeemable preferred stock	14	2	—	16
Total fixed income securities	$23,112	$1,310	$(200)	$24,222

December 31, 2015
U.S. government and agencies	$920	$57	$—	$977
Municipal	2,162	292	(12)	2,442
Corporate	18,069	849	(414)	18,504
Foreign government	348	36	—	384
ABS	1,443	5	(28)	1,420
RMBS	406	49	(4)	451
CMBS	409	31	(4)	436
Redeemable preferred stock	13	2	—	15
Total fixed income securities	$23,770	$1,321	$(462)	$24,629

Scheduled maturities
The scheduled maturities for fixed income securities are as follows as of December 31, 2016:

($ in millions)	Amortized cost	Fair value
Due in one year or less	$1,330	$1,345
Due after one year through five years	8,486	8,855
Due after five years through ten years	7,889	8,062
Due after ten years	4,543	5,055
	22,248	23,317
ABS, RMBS and CMBS	864	905
Total	$23,112	$24,222
Actual maturities may differ from those scheduled as a result of calls and make-whole payments by the issuers. ABS, RMBS and CMBS are shown separately because of the potential for prepayment of principal prior to contractual maturity dates.

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Net investment income
Net investment income for the years ended December 31 is as follows:

($ in millions)	2016	2015	2014
Fixed income securities	$1,078	$1,246	$1,522
Mortgage loans	193	203	242
Equity securities	40	28	20
Limited partnership interests	292	287	267
Short-term investments	5	3	2
Policy loans	32	34	39
Other	90	75	59
Investment income, before expense	1,730	1,876	2,151
Investment expense	(71)	(57)	(70)
Net investment income	$1,659	$1,819	$2,081
Realized capital gains and losses
Realized capital gains and losses by asset type for the years ended December 31 are as follows:

($ in millions)	2016	2015	2014
Fixed income securities	$(59)	$309	$(4)
Mortgage loans	—	6	2
Equity securities	(22)	(23)	134
Limited partnership interests	(5)	(32)	(4)
Derivatives	8	13	12
Other	1	(8)	3
Realized capital gains and losses	$(77)	$265	$143
Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

($ in millions)	2016	2015	2014
Impairment write-downs	$(101)	$(63)	$(11)
Change in intent write-downs	(12)	(65)	(44)
Net other-than-temporary impairment losses recognized in earnings	(113)	(128)	(55)
Sales and other	31	383	184
Valuation and settlements of derivative instruments	5	10	14
Realized capital gains and losses	$(77)	$265	$143
Gross gains of $184 million, $542 million and $223 million and gross losses of $171 million, $147 million and $51 million were realized on sales of fixed income and equity securities during 2016, 2015 and 2014, respectively.
Other-than-temporary impairment losses by asset type for the years ended December 31 are as follows:

($ in millions)	2016			2015			2014
	Gross	Included in OCI	Net	Gross	Included in OCI	Net	Gross	Included in OCI	Net
Fixed income securities:
Municipal	$—	$—	$—	$—	$—	$—	$(1)	$—	$(1)
Corporate	(23)	6	(17)	(25)	6	(19)	(4)	—	(4)
ABS	(4)	—	(4)	(16)	10	(6)	(5)	—	(5)
RMBS	—	(1)	(1)	—	—	—	2	(1)	1
CMBS	(15)	2	(13)	(1)	—	(1)	(1)	—	(1)
Total fixed income securities	(42)	7	(35)	(42)	16	(26)	(9)	(1)	(10)
Mortgage loans	—	—	—	4	—	4	5	—	5
Equity securities	(59)	—	(59)	(83)	—	(83)	(32)	—	(32)
Limited partnership interests	(15)	—	(15)	(17)	—	(17)	(18)	—	(18)
Other	(4)	—	(4)	(6)	—	(6)	—	—	—
Other-than-temporary impairment losses	$(120)	$7	$(113)	$(144)	$16	$(128)	$(54)	$(1)	$(55)
The total amount of other-than-temporary impairment losses included in accumulated other comprehensive income at the time of impairment for fixed income securities, which were not included in earnings, are presented in the following table. The

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amount excludes $131 million and $138 million as of December 31, 2016 and 2015, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

($ in millions)	December 31, 2016	December 31, 2015
Municipal	$(5)	$(5)
Corporate	(5)	(2)
ABS	(11)	(12)
RMBS	(43)	(49)
CMBS	(7)	(6)
Total	$(71)	$(74)
Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

($ in millions)	2016	2015	2014
Beginning balance	$(200)	$(209)	$(299)
Additional credit loss for securities previously other-than-temporarily impaired	(16)	(8)	(6)
Additional credit loss for securities not previously other-than-temporarily impaired	(19)	(18)	(9)
Reduction in credit loss for securities disposed or collected	58	33	44
Change in credit loss due to accretion of increase in cash flows	1	2	2
Reduction in credit loss for securities sold in LBL disposition	—	—	59
Ending balance	$(176)	$(200)	$(209)
The Company uses its best estimate of future cash flows expected to be collected from the fixed income security, discounted at the security’s original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition and future earnings potential of the issue or issuer, expected defaults, expected recoveries, the value of underlying collateral, vintage, geographic concentration of underlying collateral, available reserves or escrows, current subordination levels, third party guarantees and other credit enhancements. Other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral will be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an other-than-temporary impairment for the difference between the estimated recovery value and amortized cost is recorded in earnings. The portion of the unrealized loss related to factors other than credit remains classified in accumulated other comprehensive income. If the Company determines that the fixed income security does not have sufficient cash flow or other information to estimate a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and the loss is recorded in earnings.

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Unrealized net capital gains and losses
Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

($ in millions)	Fair value	Gross unrealized		Unrealized net gains (losses)
December 31, 2016		Gains	Losses
Fixed income securities	$24,222	$1,310	$(200)	$1,110
Equity securities	1,511	117	(35)	82
Short-term investments	566	—	—	—
Derivative instruments (1)	5	5	—	5
EMA limited partnerships (2)				(2)
Unrealized net capital gains and losses, pre-tax				1,195
Amounts recognized for:
Insurance reserves (3)				—
DAC and DSI (4)				(140)
Amounts recognized				(140)
Deferred income taxes				(374)
Unrealized net capital gains and losses, after-tax				$681
____________

(1)	Included in the fair value of derivative instruments is $5 million classified as assets.

(2)
Unrealized net capital gains and losses for limited partnership interests represent the Company’s share of EMA limited partnerships’ other comprehensive income. Fair value and gross unrealized gains and losses are not applicable.

(3)
The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment, if any, primarily relates to structured settlement annuities with life contingencies, in addition to annuity buy-outs and certain payout annuities with life contingencies.

(4)
The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

($ in millions)	Fair value	Gross unrealized		Unrealized net gains (losses)
December 31, 2015		Gains	Losses
Fixed income securities	$24,629	$1,321	$(462)	$859
Equity securities	1,542	76	(60)	16
Short-term investments	816	—	—	—
Derivative instruments (1)	10	10	—	10
EMA limited partnerships				(2)
Unrealized net capital gains and losses, pre-tax				883
Amounts recognized for:
Insurance reserves				—
DAC and DSI				(62)
Amounts recognized				(62)
Deferred income taxes				(293)
Unrealized net capital gains and losses, after-tax				$528
____________

(1)	Included in the fair value of derivative instruments are $6 million classified as assets and $(4) million classified as liabilities.

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Change in unrealized net capital gains and losses
The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ in millions)	2016	2015	2014
Fixed income securities	$251	$(1,436)	$966
Equity securities	66	(27)	(42)
Derivative instruments	(5)	8	15
EMA limited partnerships	—	—	—
Investments classified as held for sale	—	—	(190)
Total	312	(1,455)	749
Amounts recognized for:
Insurance reserves	—	28	(28)
DAC and DSI	(78)	114	(20)
Amounts recognized	(78)	142	(48)
Deferred income taxes	(81)	459	(246)
Increase (decrease) in unrealized net capital gains and losses, after-tax	$153	$(854)	$455
Portfolio monitoring
The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income and equity security whose carrying value may be other-than-temporarily impaired.
For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security’s decline in fair value is considered other than temporary and is recorded in earnings.
If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security’s original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.
For equity securities, the Company considers various factors, including whether it has the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis. Where the Company lacks the intent and ability to hold to recovery, or believes the recovery period is extended, the equity security’s decline in fair value is considered other than temporary and is recorded in earnings.
For fixed income and equity securities managed by third parties, either the Company has contractually retained its decision making authority as it pertains to selling securities that are in an unrealized loss position or it recognizes any unrealized loss at the end of the period through a charge to earnings.
The Company’s portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost (for fixed income securities) or cost (for equity securities) is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company’s evaluation of other-than-temporary impairment for these fixed income and equity securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost or cost.

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The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ in millions)	Less than 12 months			12 months or more			Total unrealized losses
	Number of issues	Fair value	Unrealized losses	Number of issues	Fair value	Unrealized losses

December 31, 2016
Fixed income securities
U.S. government and agencies	6	$104	$(2)	—	$—	$—	$(2)
Municipal	8	44	(1)	3	18	(6)	(7)
Corporate	629	4,767	(118)	56	414	(51)	(169)
ABS	18	95	(1)	13	76	(9)	(10)
RMBS	47	3	—	50	38	(3)	(3)
CMBS	12	57	(4)	4	15	(5)	(9)
Redeemable preferred stock	1	—	—	—	—	—	—
Total fixed income securities	721	5,070	(126)	126	561	(74)	(200)
Equity securities	167	200	(19)	62	80	(16)	(35)
Total fixed income and equity securities	888	$5,270	$(145)	188	$641	$(90)	$(235)

Investment grade fixed income securities	559	$4,348	$(100)	75	$350	$(47)	$(147)
Below investment grade fixed income securities	162	722	(26)	51	211	(27)	(53)
Total fixed income securities	721	$5,070	$(126)	126	$561	$(74)	$(200)

December 31, 2015
Fixed income securities
U.S. government and agencies	6	$91	$—	—	$—	$—	$—
Municipal	15	125	(3)	5	25	(9)	(12)
Corporate	953	5,315	(281)	78	568	(133)	(414)
Foreign government	1	2	—	—	—	—	—
ABS	81	1,152	(11)	16	154	(17)	(28)
RMBS	38	7	—	40	53	(4)	(4)
CMBS	12	75	(2)	1	2	(2)	(4)
Total fixed income securities	1,106	6,767	(297)	140	802	(165)	(462)
Equity securities	279	543	(49)	32	56	(11)	(60)
Total fixed income and equity securities	1,385	$7,310	$(346)	172	$858	$(176)	$(522)

Investment grade fixed income securities	780	$5,429	$(175)	82	$503	$(90)	$(265)
Below investment grade fixed income securities	326	1,338	(122)	58	299	(75)	(197)
Total fixed income securities	1,106	$6,767	$(297)	140	$802	$(165)	$(462)
As of December 31, 2016, $170 million of the $235 million unrealized losses are related to securities with an unrealized loss position less than 20% of amortized cost or cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $170 million, $120 million are related to unrealized losses on investment grade fixed income securities and $19 million are related to equity securities. Of the remaining $31 million, $17 million have been in an unrealized loss position for less than 12 months. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody’s, a rating of AAA, AA, A or BBB from S&P Global Ratings (”S&P”), a comparable rating from another nationally recognized rating agency, or a comparable internal rating if an externally provided rating is not available. Market prices for certain securities may have credit spreads which imply higher or lower credit quality than the current third party rating. Unrealized losses on investment grade securities are principally related to an increase in market yields which may include increased risk-free interest rates and/or wider credit spreads since the time of initial purchase.
As of December 31, 2016, the remaining $65 million of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of amortized cost or cost. Investment grade fixed income securities comprising $27 million of these unrealized losses were evaluated based on factors such as discounted cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations. Of the $65 million, $22 million are related to below investment grade fixed income securities and $16 million are related to equity securities. Of these amounts, $9 million are related to below investment grade fixed income securities that had been in an unrealized loss position greater than or equal to 20% of amortized cost for a period of twelve or more consecutive months as of December 31, 2016.

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ABS, RMBS and CMBS in an unrealized loss position were evaluated based on actual and projected collateral losses relative to the securities’ positions in the respective securitization trusts, security specific expectations of cash flows, and credit ratings. This evaluation also takes into consideration credit enhancement, measured in terms of (i) subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company owns, such as overcollateralization and excess spread, and (iii) for ABS and RMBS in an unrealized loss position, credit enhancements from reliable bond insurers, where applicable. Municipal bonds in an unrealized loss position were evaluated based on the underlying credit quality of the primary obligor, obligation type and quality of the underlying assets. Unrealized losses on equity securities are primarily related to temporary equity market fluctuations of securities that are expected to recover.
As of December 31, 2016, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis. As of December 31, 2016, the Company had the intent and ability to hold equity securities with unrealized losses for a period of time sufficient for them to recover.
Limited partnerships
As of December 31, 2016 and 2015, the carrying value of equity method limited partnerships totaled $2.19 billion and $1.77 billion, respectively. The Company recognizes an impairment loss for equity method limited partnerships when evidence demonstrates that the loss is other than temporary. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain a level of earnings that would justify the carrying amount of the investment.
As of December 31, 2016 and 2015, the carrying value for cost method limited partnerships was $591 million and $530 million, respectively. To determine if an other-than-temporary impairment has occurred, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: significantly reduced valuations of the investments held by the limited partnerships; actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; or any other adverse events since the last financial statements received that might affect the fair value of the investee’s capital. Additionally, the Company’s portfolio monitoring process includes a quarterly review of all cost method limited partnerships to identify instances where the net asset value is below established thresholds for certain periods of time, as well as investments that are performing below expectations, for further impairment consideration. If a cost method limited partnership is other-than-temporarily impaired, the carrying value is written down to fair value, generally estimated to be equivalent to the reported net asset value.
Mortgage loans
The Company’s mortgage loans are commercial mortgage loans collateralized by a variety of commercial real estate property types located across the United States and totaled, net of valuation allowance, $3.94 billion and $3.78 billion as of December 31, 2016 and 2015, respectively. Substantially all of the commercial mortgage loans are non-recourse to the borrower.
The following table shows the principal geographic distribution of commercial real estate represented in the Company’s mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

(% of mortgage loan portfolio carrying value)	2016	2015
California	19.3%	21.6%
Texas	11.0	9.5
New Jersey	8.5	9.1
Illinois	7.4	8.0
Florida	6.0	5.9
New York	3.8	5.0
The types of properties collateralizing the mortgage loans as of December 31 are as follows:

(% of mortgage loan portfolio carrying value)	2016	2015
Apartment complex	26.4%	24.5%
Office buildings	24.3	23.2
Retail	21.4	22.4
Warehouse	16.5	18.1
Other	11.4	11.8
Total	100.0%	100.0%

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The contractual maturities of the mortgage loan portfolio as of December 31, 2016 are as follows:

($ in millions)	Number of loans	Carrying value	Percent
2017	27	$288	7.3%
2018	24	252	6.4
2019	7	200	5.1
2020	14	180	4.6
Thereafter	206	3,018	76.6
Total	278	$3,938	100.0%
Mortgage loans are evaluated for impairment on a specific loan basis through a quarterly credit monitoring process and review of key credit quality indicators. Mortgage loans are considered impaired when it is probable that the Company will not collect the contractual principal and interest. Valuation allowances are established for impaired loans to reduce the carrying value to the fair value of the collateral less costs to sell or the present value of the loan’s expected future repayment cash flows discounted at the loan’s original effective interest rate. Impaired mortgage loans may not have a valuation allowance when the fair value of the collateral less costs to sell is higher than the carrying value. Valuation allowances are adjusted for subsequent changes in the fair value of the collateral less costs to sell or present value of the loan’s expected future repayment cash flows. Mortgage loans are charged off against their corresponding valuation allowances when there is no reasonable expectation of recovery. The impairment evaluation is non-statistical in respect to the aggregate portfolio but considers facts and circumstances attributable to each loan. It is not considered probable that additional impairment losses, beyond those identified on a specific loan basis, have been incurred as of December 31, 2016.
Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on mortgage loans on nonaccrual status are generally recorded as a reduction of carrying value.
Debt service coverage ratio is considered a key credit quality indicator when mortgage loans are evaluated for impairment. Debt service coverage ratio represents the amount of estimated cash flows from the property available to the borrower to meet principal and interest payment obligations. Debt service coverage ratio estimates are updated annually or more frequently if conditions are warranted based on the Company’s credit monitoring process.
The following table reflects the carrying value of non-impaired fixed rate mortgage loans summarized by debt service coverage ratio distribution as of December 31. There were no variable rate mortgage loans as of December 31, 2016 or 2015.

($ in millions)	2016	2015
Below 1.0	$52	$55
1.0 - 1.25	321	357
1.26 - 1.50	1,196	1,120
Above 1.50	2,364	2,243
Total non-impaired mortgage loans	$3,933	$3,775
Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable term, the decrease in cash flows from the properties is considered temporary, or there are other risk mitigating circumstances such as additional collateral, escrow balances or borrower guarantees.
The net carrying value of impaired mortgage loans as of December 31 is as follows:

($ in millions)	2016	2015
Impaired mortgage loans with a valuation allowance	$5	$6
Impaired mortgage loans without a valuation allowance	—	—
Total impaired mortgage loans	$5	$6
Valuation allowance on impaired mortgage loans	$3	$3
The average balance of impaired loans was $6 million, $11 million and $26 million during 2016, 2015 and 2014, respectively.

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The rollforward of the valuation allowance on impaired mortgage loans for the years ended December 31 is as follows:

($ in millions)	2016	2015	2014
Beginning balance	$3	$8	$21
Net decrease in valuation allowance	—	(4)	(5)
Charge offs	—	(1)	(8)
Ending balance	$3	$3	$8
Payments on all mortgage loans were current as of December 31, 2016 and 2015.
Municipal bonds
The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company’s portfolio as of December 31. No other state represents more than 5% of the portfolio.

(% of municipal bond portfolio carrying value)	2016	2015
Texas	16.9%	15.9%
California	14.9	15.0
Oregon	9.0	8.4
New Jersey	5.4	6.8
Michigan	5.2	4.9
New York	5.1	4.8
Concentration of credit risk
As of December 31, 2016, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company’s shareholder’s equity, other than U.S. government and its agencies.
Securities loaned
The Company’s business activities include securities lending programs with third parties, mostly large banks. As of December 31, 2016 and 2015, fixed income and equity securities with a carrying value of $520 million and $518 million, respectively, were on loan under these agreements. Interest income on collateral, net of fees, was $2 million in 2016 and $1 million in each of 2015 and 2014.
Other investment information
Included in fixed income securities are below investment grade assets totaling $3.17 billion and $3.20 billion as of December 31, 2016 and 2015, respectively.
As of December 31, 2016, fixed income securities and short-term investments with a carrying value of $23 million were on deposit with regulatory authorities as required by law.
As of December 31, 2016, the carrying value of fixed income securities and other investments that were non-income producing was $9 million.

25

7. Fair Value of Assets and Liabilities
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.
Level 2: Assets and liabilities whose values are based on the following:

(a)	Quoted prices for similar assets or liabilities in active markets;

(b)	Quoted prices for identical or similar assets or liabilities in markets that are not active; or

(c)	Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.
Level 3: Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.
The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.
The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company’s processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.
The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where specific inputs significant to the fair value estimation models are not market observable. This primarily occurs in the Company’s use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable, and the use of valuation models that use significant non-market observable inputs.
The second situation where the Company classifies securities in Level 3 is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.
Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, limited partnership interests, bank loans, agent loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements.

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In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.
Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis
Level 1 measurements

•	Fixed income securities: Comprise certain U.S. Treasury fixed income securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

•	Equity securities: Comprise actively traded, exchange-listed equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

•
Short-term: Comprise U.S. Treasury bills valued based on unadjusted quoted prices for identical assets in active markets that the Company can access and actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

•
Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

Level 2 measurements

•	Fixed income securities:
U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Corporate - public: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Corporate - privately placed: Valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.
Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
ABS - collateralized debt obligations (“CDO”) and ABS - consumer and other: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. Certain ABS - CDO and ABS - consumer and other are valued based on non-binding broker quotes whose inputs have been corroborated to be market observable.
RMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads.
CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.
Redeemable preferred stock: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, underlying stock prices and credit spreads.

•	Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that are not active.

•
Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.

27

•	Other investments: Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.
OTC derivatives, including interest rate swaps, foreign currency swaps, foreign exchange forward contracts, certain options and certain credit default swaps, are valued using models that rely on inputs such as interest rate yield curves, currency rates, and counterparty credit spreads that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.
Level 3 measurements

•	Fixed income securities:
Municipal: Comprise municipal bonds that are not rated by third party credit rating agencies. The primary inputs to the valuation of these municipal bonds include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields and credit spreads. Also included are municipal bonds valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable and municipal bonds in default valued based on the present value of expected cash flows.
Corporate - public and Corporate - privately placed: Primarily valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. Other inputs include an interest rate yield curve, as well as published credit spreads for similar assets that incorporate the credit quality and industry sector of the issuer.
ABS - CDO, ABS - consumer and other, and CMBS: Valued based on non-binding broker quotes received from brokers who are familiar with the investments and where the inputs have not been corroborated to be market observable.

•
Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements.

•
Other investments: Certain OTC derivatives, such as interest rate caps, certain credit default swaps and certain options (including swaptions), are valued using models that are widely accepted in the financial services industry. These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility. Other primary inputs include interest rate yield curves and credit spreads.

•
Contractholder funds:  Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

Assets and liabilities measured at fair value on a non-recurring basis
Mortgage loans written-down to fair value in connection with recognizing impairments are valued based on the fair value of the underlying collateral less costs to sell. Limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments are generally valued using net asset values.

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The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2016.

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2016
Assets
Fixed income securities:
U.S. government and agencies	$619	$395	$—		$1,014
Municipal	—	2,215	59		2,274
Corporate - public	—	13,475	47		13,522
Corporate - privately placed	—	5,895	264		6,159
Foreign government	—	332	—		332
ABS - CDO	—	102	27		129
ABS - consumer and other	—	160	42		202
RMBS	—	333	—		333
CMBS	—	241	—		241
Redeemable preferred stock	—	16	—		16
Total fixed income securities	619	23,164	439		24,222
Equity securities	1,432	3	76		1,511
Short-term investments	166	400	—		566
Other investments: Free-standing derivatives	—	101	1	$(6)	96
Separate account assets	3,373	—	—		3,373
Other assets	—	—	1		1
Total recurring basis assets	5,590	23,668	517	(6)	29,769
Non-recurring basis (1)	—	—	9		9
Total assets at fair value	$5,590	$23,668	$526	$(6)	$29,778
% of total assets at fair value	18.7%	79.5%	1.8%	—%	100%

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(289)		$(289)
Other liabilities: Free-standing derivatives	—	(39)	(3)	$2	(40)
Total liabilities at fair value	$—	$(39)	$(292)	$2	$(329)
% of total liabilities at fair value	—%	11.9%	88.7%	(0.6)%	100%
_______________________
(1) Includes $9 million of limited partnership investments written-down to fair value in connection with recognizing other-than-temporary impairments.

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The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2015.

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2015
Assets
Fixed income securities:
U.S. government and agencies	$546	$431	$—		$977
Municipal	—	2,364	78		2,442
Corporate - public	—	12,490	44		12,534
Corporate - privately placed	—	5,523	447		5,970
Foreign government	—	384	—		384
ABS - CDO	—	178	53		231
ABS - consumer and other	—	1,145	44		1,189
RMBS	—	451	—		451
CMBS	—	436	—		436
Redeemable preferred stock	—	15	—		15
Total fixed income securities	546	23,417	666		24,629
Equity securities	1,479	3	60		1,542
Short-term investments	193	623	—		816
Other investments: Free-standing derivatives	—	59	1	$(11)	49
Separate account assets	3,639	—	—		3,639
Other assets	1	—	1		2
Total recurring basis assets	5,858	24,102	728	(11)	30,677
Non-recurring basis (1)	—	—	8		8
Total assets at fair value	$5,858	$24,102	$736	$(11)	$30,685
% of total assets at fair value	19.1%	78.5%	2.4%	—%	100%

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(299)		$(299)
Other liabilities: Free-standing derivatives	—	(7)	(8)	$1	(14)
Total liabilities at fair value	$—	$(7)	$(307)	$1	$(313)
% of total liabilities at fair value	—%	2.2%	98.1%	(0.3)%	100%
________________________

(1)	Includes $3 million of limited partnership interests and $5 million of other investments written-down to fair value in connection with recognizing other-than-temporary impairments.
The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements.

($ in millions)	Fair value	Valuation technique	Unobservable input	Range	Weighted average
December 31, 2016
Derivatives embedded in life and annuity contracts – Equity-indexed and forward starting options	$(246)	Stochastic cash flow model	Projected option cost	1.0 - 2.2%	1.75%
December 31, 2015
Derivatives embedded in life and annuity contracts – Equity-indexed and forward starting options	$(247)	Stochastic cash flow model	Projected option cost	1.0 - 2.2%	1.76%

The embedded derivatives are equity-indexed and forward starting options in certain life and annuity products that provide customers with interest crediting rates based on the performance of the S&P 500. If the projected option cost increased (decreased), it would result in a higher (lower) liability fair value.
As of December 31, 2016 and 2015, Level 3 fair value measurements of fixed income securities total $439 million and $666 million, respectively, and include $296 million and $577 million, respectively, of fixed income securities valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. The Company does not develop the unobservable inputs used in measuring fair value; therefore, these are not included in the table above. However, an increase

30

(decrease) in credit spreads for fixed income securities valued based on non-binding broker quotes would result in a lower (higher) fair value.
The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2016.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2015	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$78	$12	$(8)	$6	$—
Corporate - public	44	—	—	16	(15)
Corporate - privately placed	447	15	18	16	(277)
ABS - CDO	53	1	5	8	(1)
ABS - consumer and other	44	—	(3)	3	(7)
Total fixed income securities	666	28	12	49	(300)
Equity securities	60	(15)	5	—	(4)
Free-standing derivatives, net	(7)	6	—	—	—
Other assets	1	—	—	—	—
Total recurring Level 3 assets	$720	$19	$17	$49	$(304)
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(299)	$6	$—	$—	$—
Total recurring Level 3 liabilities	$(299)	$6	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2016
Assets
Fixed income securities:
Municipal	$—	$(27)	$—	$(2)	$59
Corporate - public	6	(3)	—	(1)	47
Corporate - privately placed	108	(15)	—	(48)	264
ABS - CDO	—	(2)	—	(37)	27
ABS - consumer and other	7	—	—	(2)	42
Total fixed income securities	121	(47)	—	(90)	439
Equity securities	32	(2)	—	—	76
Free-standing derivatives, net	—	—	—	(1)	(2)	(2)
Other assets	—	—	—	—	1
Total recurring Level 3 assets	$153	$(49)	$—	$(91)	$514
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(3)	$7	$(289)
Total recurring Level 3 liabilities	$—	$—	$(3)	$7	$(289)
_____________________

(1)
The effect to net income totals $25 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $8 million in realized capital gains and losses, $11 million in net investment income, $(3) million in interest credited to contractholder funds and $9 million in contract benefits.

(2)	Comprises $1 million of assets and $3 million of liabilities.

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The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2015.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2014	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$106	$5	$(5)	$—	$—
Corporate - public	160	—	(2)	—	(111)
Corporate - privately placed	632	14	(17)	10	(79)
ABS - CDO	67	—	2	21	(17)
ABS - consumer and other	62	(1)	—	—	(41)
CMBS	1	—	(1)	—	—
Total fixed income securities	1,028	18	(23)	31	(248)
Equity securities	37	(1)	(3)	—	—
Free-standing derivatives, net	(7)	1	—	—	—
Other assets	1	—	—	—	—
Total recurring Level 3 assets	$1,059	$18	$(26)	$31	$(248)
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(323)	$19	$—	$—	$—
Total recurring Level 3 liabilities	$(323)	$19	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2015
Assets
Fixed income securities:
Municipal	$—	$(23)	$—	$(5)	$78
Corporate - public	1	—	—	(4)	44
Corporate - privately placed	29	(67)	—	(75)	447
ABS - CDO	—	(1)	—	(19)	53
ABS - consumer and other	27	—	—	(3)	44
CMBS	—	—	—	—	—
Total fixed income securities	57	(91)	—	(106)	666
Equity securities	32	(5)	—	—	60
Free-standing derivatives, net	—	—	—	(1)	(7)	(2)
Other assets	—	—	—	—	1
Total recurring Level 3 assets	$89	$(96)	$—	$(107)	$720
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(2)	$7	$(299)
Total recurring Level 3 liabilities	$—	$—	$(2)	$7	$(299)
 ____________________

(1)
The effect to net income totals $37 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $6 million in realized capital gains and losses, $12 million in net investment income, $26 million in interest credited to contractholder funds and $(7) million in contract benefits.

(2)	Comprises $1 million of assets and $8 million of liabilities.

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The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2014.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2013	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$119	$—	$18	$—	$(17)
Corporate	1,008	20	(14)	85	(114)
ABS	112	—	3	16	(12)
CMBS	1	—	—	—	(4)
Redeemable preferred stock	1	—	—	—	—
Total fixed income securities	1,241	20	7	101	(147)
Equity securities	6	—	(1)	—	(1)
Free-standing derivatives, net	(5)	—	—	—	—
Other assets	—	1	—	—	—
Assets held for sale	362	(1)	2	4	(2)
Total recurring Level 3 assets	$1,604	$20	$8	$105	$(150)
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(307)	$(8)	$—	$—	$—
Liabilities held for sale	(246)	17	—	—	—
Total recurring Level 3 liabilities	$(553)	$9	$—	$—	$—

	Sold in LBL disposition (3)	Purchases/Issues (4)	Sales	Settlements	Balance as of December 31, 2014
Assets
Fixed income securities:
Municipal	$—	$—	$(11)	$(3)	$106
Corporate	—	20	(109)	(104)	792
ABS	—	21	—	(11)	129
CMBS	4	—	—	—	1
Redeemable preferred stock	—	—	(1)	—	—
Total fixed income securities	4	41	(121)	(118)	1,028
Equity securities	—	39	(6)	—	37
Free-standing derivatives, net	—	2	—	(4)	(7)	(2)
Other assets	—	—	—	—	1
Assets held for sale	(351)	—	(8)	(6)	—
Total recurring Level 3 assets	$(347)	$82	$(135)	$(128)	$1,059
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$(14)	$—	$6	$(323)
Liabilities held for sale	230	(4)	—	3	—
Total recurring Level 3 liabilities	$230	$(18)	$—	$9	$(323)
_________________________

(1)
The effect to net income totals $29 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $11 million in realized capital gains and losses, $12 million in net investment income, $(5) million in interest credited to contractholder funds, $15 million in contract benefits and $(4) million in loss on disposition of operations.

(2)	Comprises $2 million of assets and $9 million of liabilities.

(3)	Includes transfers from held for sale that took place in first quarter 2014 of $4 million for CMBS and $(4) million for Assets held for sale.

(4)	Represents purchases for assets and issues for liabilities.

Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company’s independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote whose inputs have not been corroborated to be market observable, the security is transferred into

33

Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.
There were no transfers between Level 1 and Level 2 during 2016, 2015 or 2014.
Transfers into Level 3 during 2016, 2015 and 2014 included situations where a fair value quote was not provided by the Company’s independent third-party valuation service provider and as a result the price was stale or had been replaced with a broker quote where the inputs had not been corroborated to be market observable resulting in the security being classified as Level 3. Transfers out of Level 3 during 2016, 2015 and 2014 included situations where a broker quote was used in the prior period and a fair value quote became available from the Company’s independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.
The following table provides the change in unrealized gains and losses included in net income for Level 3 assets and liabilities held as of December 31.

($ in millions)	2016	2015	2014
Assets
Fixed income securities:
Municipal	$2	$—	$(1)
Corporate	1	11	11
ABS	—	1	—
CMBS	—	—	1
Total fixed income securities	3	12	11
Equity securities	(15)	(1)	—
Free-standing derivatives, net	5	1	5
Other assets	—	—	1
Total recurring Level 3 assets	$(7)	$12	$17

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$6	$19	$(8)
Liabilities held for sale	—	—	17
Total recurring Level 3 liabilities	$6	$19	$9
The amounts in the table above represent the change in unrealized gains and losses included in net income for the period of time that the asset or liability was determined to be in Level 3. These gains and losses total $(1) million in 2016 and are reported as follows: $(18) million in realized capital gains and losses, $11 million in net investment income, $(3) million in interest credited to contractholder funds and $9 million in contract benefits. These gains and losses total $31 million in 2015 and are reported as follows: $(2) million in realized capital gains and losses, $14 million in net investment income, $26 million in interest credited to contractholder funds and $(7) million in contract benefits. These gains and losses total $26 million in 2014 and are reported as follows: $4 million in realized capital gains and losses, $12 million in net investment income, $(5) million in interest credited to contractholder funds and $15 million in contract benefits.
Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.
Financial assets

($ in millions)	December 31, 2016		December 31, 2015
	Carrying value	Fair value	Carrying value	Fair value
Mortgage loans	$3,938	$3,963	$3,781	$3,920
Cost method limited partnerships	591	681	530	661
Bank loans	467	467	502	493
Agent loans	467	467	422	408
Notes due from related party	325	325	275	275

The fair value of mortgage loans is based on discounted contractual cash flows or, if the loans are impaired due to credit reasons, the fair value of collateral less costs to sell. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar types of properties as collateral. The fair value of cost method limited partnerships is determined using reported net asset values. The fair value of bank loans, which are reported in other investments, is based on broker quotes from brokers familiar with the loans and current market conditions. The fair value

34

of agent loans, which are reported in other investments, is based on discounted cash flow calculations. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics. The fair value of notes due from related party, which are reported in other investments, is based on discounted cash flow calculations using current interest rates for instruments with comparable terms. The fair value measurements for mortgage loans, cost method limited partnerships, bank loans, agent loans and notes due from related party are categorized as Level 3.
Financial liabilities

($ in millions)	December 31, 2016		December 31, 2015
	Carrying value	Fair value	Carrying value	Fair value
Contractholder funds on investment contracts	$11,276	$11,972	$12,387	$12,836
Notes due to related parties	465	465	275	275
Liability for collateral	550	550	550	550

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts incorporating current market-based crediting rates for similar contracts that reflect the Company’s own credit risk. Deferred annuities classified in contractholder funds are valued based on discounted cash flow models that incorporate current market-based margins and reflect the Company’s own credit risk. Immediate annuities without life contingencies and funding agreements are valued based on discounted cash flow models that incorporate current market-based implied interest rates and reflect the Company’s own credit risk. The fair value measurement for contractholder funds on investment contracts is categorized as Level 3.
Notes due to related parties comprise surplus notes and agent loan collateralized notes. The fair value of surplus notes due to related parties is based on discounted cash flow calculations using current interest rates for instruments with comparable terms and considers the Company’s own credit risk. Since the surplus notes may be called at par value, their fair value will not be greater than par value. The fair value of agent loan collateralized notes due to related parties is based on discounted cash flow calculations using current interest rates for instruments with comparable terms and considers the Corporation’s credit risk. The liability for collateral is valued at carrying value due to its short-term nature. The fair value measurement for liability for collateral is categorized as Level 2. The fair value measurement for notes due to related parties is categorized as Level 3.
8. Derivative Financial Instruments and Off-balance sheet Financial Instruments
The Company uses derivatives for risk reduction and to increase investment portfolio returns through asset replication. Risk reduction activity is focused on managing the risks with certain assets and liabilities arising from the potential adverse impacts from changes in risk-free interest rates, changes in equity market valuations, increases in credit spreads and foreign currency fluctuations.
The Company utilizes several derivative strategies to manage risk. Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company’s assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps, swaptions and futures are utilized to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. Credit default swaps are typically used to mitigate the credit risk within the Company’s fixed income portfolio. Futures and options are used for hedging the equity exposure contained in the Company’s equity indexed life and annuity product contracts that offer equity returns to contractholders. In addition, the Company uses equity index futures to offset valuation losses in the equity portfolio during periods of declining equity market values. Interest rate swaps are used to hedge interest rate risk inherent in funding agreements. Foreign currency swaps and forwards are primarily used by the Company to reduce the foreign currency risk associated with holding foreign currency denominated investments.
The Company may also use derivatives to manage the risk associated with corporate actions, including the sale of a business. During 2014, swaptions were utilized to hedge the expected proceeds from the disposition of LBL.
Asset replication refers to the “synthetic” creation of assets through the use of derivatives. The Company replicates fixed income securities using a combination of a credit default swap or a foreign currency forward contract and one or more highly rated fixed income securities, primarily investment grade host bonds, to synthetically replicate the economic characteristics of one or more cash market securities. The Company replicates equity securities using futures to increase equity exposure.
The Company also has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value with changes in fair value of embedded derivatives reported in net income. The Company’s primary embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders.

35

When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The Company designates certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item. The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged item affects net income.
The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in credit default swaps where the Company has sold credit protection represent the maximum amount of potential loss, assuming no recoveries.
Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive or pay to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives are further adjusted for the effects, if any, of enforceable master netting agreements and are presented on a net basis, by counterparty agreement, in the Consolidated Statements of Financial Position. For certain exchange traded and cleared derivatives, margin deposits are required as well as daily cash settlements of margin accounts.  As of December 31, 2016, the Company pledged $2 million of cash in the form of margin deposits.
For those derivatives which qualify for fair value hedge accounting, net income includes the changes in the fair value of both the derivative instrument and the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses are amortized from accumulated other comprehensive income and are reported in net income in the same period the forecasted transactions being hedged impact net income.
Non-hedge accounting is generally used for “portfolio” level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting. For non-hedge derivatives, net income includes changes in fair value and accrued periodic settlements, when applicable. With the exception of non-hedge derivatives used for asset replication and non-hedge embedded derivatives, all of the Company’s derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis.

36

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2016.

($ in millions, except number of contracts)		Volume (1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Asset derivatives
Derivatives designated as accounting hedging instruments
Foreign currency swap agreements	Other investments	$49	n/a	$5	$5	$—
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other investments	65	n/a	1	1	—
Equity and index contracts
Options	Other investments	—	3,917	87	87	—
Financial futures contracts	Other assets	—	6	—	—	—
Foreign currency contracts
Foreign currency forwards	Other investments	173	n/a	7	8	(1)
Credit default contracts
Credit default swaps – buying protection	Other investments	25	n/a	(1)	—	(1)
Credit default swaps – selling protection	Other investments	80	n/a	1	1	—
Other contracts
Other contracts	Other assets	3	n/a	1	1	—
Subtotal		346	3,923	96	98	(2)
Total asset derivatives		$395	3,923	$101	$103	$(2)

Liability derivatives
Equity and index contracts
Options and futures	Other liabilities & accrued expenses	$—	3,928	$(37)	$—	$(37)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	391	n/a	(34)	—	(34)
Guaranteed withdrawal benefits	Contractholder funds	290	n/a	(9)	—	(9)
Equity-indexed and forward starting options in life and annuity product contracts	Contractholder funds	1,737	n/a	(246)	—	(246)
Credit default contracts
Credit default swaps – buying protection	Other liabilities & accrued expenses	6	n/a	—	—	—
Credit default swaps – selling protection	Other liabilities & accrued expenses	100	n/a	(3)	—	(3)
Subtotal		2,524	3,928	(329)	—	(329)
Total liability derivatives		2,524	3,928	(329)	$—	$(329)

Total derivatives		$2,919	7,851	$(228)
_________________________________________
(1)   Volume for OTC and cleared derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

37

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2015.

($ in millions, except number of contracts)		Volume (1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Asset derivatives
Derivatives designated as accounting hedging instruments
Foreign currency swap agreements	Other investments	$45	n/a	$6	$6	$—
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other investments	42	n/a	—	—	—
Equity and index contracts
Options	Other investments	—	3,730	44	44	—
Financial futures contracts	Other assets	—	997	1	1	—
Foreign currency contracts
Foreign currency forwards	Other investments	81	n/a	1	1	—
Credit default contracts
Credit default swaps – buying protection	Other investments	51	n/a	2	3	(1)
Credit default swaps – selling protection	Other investments	80	n/a	1	1	—
Other contracts
Other contracts	Other assets	3	n/a	1	1	—
Subtotal		257	4,727	50	51	(1)
Total asset derivatives		$302	4,727	$56	$57	$(1)

Liability derivatives
Derivatives designated as accounting hedging instruments
Foreign currency swap agreements	Other liabilities & accrued expenses	$19	n/a	$4	$4	$—
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate swap agreements	Other liabilities & accrued expenses	85	n/a	—	—	—
Interest rate cap agreements	Other liabilities & accrued expenses	72	n/a	1	1	—
Equity and index contracts
Options	Other liabilities & accrued expenses	—	3,645	(6)	—	(6)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	481	n/a	(38)	—	(38)
Guaranteed withdrawal benefits	Contractholder funds	332	n/a	(14)	—	(14)
Equity-indexed and forward starting options in life and annuity product contracts	Contractholder funds	1,781	n/a	(247)	—	(247)
Other embedded derivative financial instruments	Contractholder funds	85	n/a	—	—	—
Credit default contracts
Credit default swaps – buying protection	Other liabilities & accrued expenses	2	n/a	—	—	—
Credit default swaps – selling protection	Other liabilities & accrued expenses	100	n/a	(8)	—	(8)
Subtotal		2,938	3,645	(312)	1	(313)
Total liability derivatives		2,957	3,645	(308)	$5	$(313)

Total derivatives		$3,259	8,372	$(252)
__________________________________________
(1)   Volume for OTC and cleared derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

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The following table provides gross and net amounts for the Company’s OTC derivatives, all of which are subject to enforceable master netting agreements.

($ in millions)		Offsets
	Gross amount	Counter- party netting	Cash collateral (received) pledged	Net amount on balance sheet	Securities collateral (received) pledged	Net amount
December 31, 2016
Asset derivatives	$14	$(2)	$(4)	$8	$(1)	$7
Liability derivatives	(5)	2	—	(3)	4	1

December 31, 2015
Asset derivatives	$15	$(6)	$(5)	$4	$(1)	$3
Liability derivatives	(9)	6	(5)	(8)	7	(1)
The following table provides a summary of the impacts of the Company’s foreign currency contracts in cash flow hedging relationships for the years ended December 31. Amortization of net gains from accumulated other comprehensive income related to cash flow hedges is expected to be a gain of $2 million during the next twelve months. There was no hedge ineffectiveness reported in realized gains and losses in 2016, 2015 or 2014.

($ in millions)	2016	2015	2014
(Loss) gain recognized in OCI on derivatives during the period	$(1)	$10	$12
Gain recognized in OCI on derivatives during the term of the hedging relationship	5	10	2
Gain (loss) reclassified from AOCI into income (net investment income)	1	(1)	(1)
Gain (loss) reclassified from AOCI into income (realized capital gains and losses)	3	3	(2)
The following tables present gains and losses from valuation and settlements reported on derivatives not designated as accounting hedging instruments in the Consolidated Statements of Operations and Comprehensive Income. In 2016, 2015 and 2014, the Company had no derivatives used in fair value hedging relationships.

($ in millions)	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Loss on disposition of operations	Total gain (loss) recognized in net income on derivatives
2016
Equity and index contracts	$(4)	$—	$18	$—	$14
Embedded derivative financial instruments	—	9	1	—	10
Foreign currency contracts	6	—	—	—	6
Credit default contracts	3	—	—	—	3
Total	$5	$9	$19	$—	$33

2015
Equity and index contracts	$—	$—	$(9)	$—	$(9)
Embedded derivative financial instruments	—	(7)	31	—	24
Foreign currency contracts	6	—	—	—	6
Credit default contracts	4	—	—	—	4
Total	$10	$(7)	$22	$—	$25

2014
Interest rate contracts	$(3)	$—	$—	$(4)	$(7)
Equity and index contracts	(1)	—	38	—	37
Embedded derivative financial instruments	—	15	(14)	—	1
Foreign currency contracts	10	—	—	—	10
Credit default contracts	8	—	—	—	8
Other contracts	—	—	(2)	—	(2)
Total	$14	$15	$22	$(4)	$47
The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements (“MNAs”) and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either

39

pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2016, counterparties pledged $5 million in cash and securities to the Company, and the Company pledged $4 million in securities to counterparties as collateral posted under MNAs for contracts without credit-risk-contingent features. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives, including futures and certain option contracts, are traded on organized exchanges which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk.
Counterparty credit exposure represents the Company’s potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.
The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company’s OTC derivatives.

($ in millions)	2016				2015
Rating (1)	Number of counter-parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)	Number of counter-parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)
A+	5	$312	$12	$9	1	$82	$5	$—
A	—	—	—	—	5	178	6	6
A-	—	—	—	—	1	16	3	—
BBB+	—	—	—	—	2	36	—	—
Total	5	$312	$12	$9	9	$312	$14	$6
_________________________

(1)	Rating is the lower of S&P or Moody’s ratings.

(2)	Only OTC derivatives with a net positive fair value are included for each counterparty.
Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company’s senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.
Certain of the Company’s derivative instruments contain credit-risk-contingent termination events, cross-default provisions and credit support annex agreements. Credit-risk-contingent termination events allow the counterparties to terminate the derivative agreement or a specific trade on certain dates if AIC’s, ALIC’s or Allstate Life Insurance Company of New York’s (“ALNY”) financial strength credit ratings by Moody’s or S&P fall below a certain level. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative agreement if the Company defaults by pre-determined threshold amounts on certain debt instruments. Credit-risk-contingent credit support annex agreements specify the amount of collateral the Company must post to counterparties based on AIC’s, ALIC’s or ALNY’s financial strength credit ratings by Moody’s or S&P, or in the event AIC, ALIC or ALNY are no longer rated by either Moody’s or S&P.
The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

($ in millions)	2016	2015
Gross liability fair value of contracts containing credit-risk-contingent features	$2	$9
Gross asset fair value of contracts containing credit-risk-contingent features and subject to MNAs	(2)	(1)
Collateral posted under MNAs for contracts containing credit-risk-contingent features	—	(7)
Maximum amount of additional exposure for contracts with credit-risk-contingent features if all features were triggered concurrently	$—	$1
Credit derivatives - selling protection
A credit default swap (“CDS”) is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the “reference entity” or a portfolio of “reference entities”), in return for a periodic premium. In selling protection, CDS are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is

40

not available or when the derivative alternative is less expensive than the cash market alternative. CDS typically have a five-year term.
The following table shows the CDS notional amounts by credit rating and fair value of protection sold.

($ in millions)	Notional amount
	AA	A	BBB	BB and lower	Total	Fair value
December 31, 2016
First-to-default Basket
Municipal	$—	$—	$100	$—	$100	$(3)
Index
Corporate debt	1	19	50	10	80	1
Total	$1	$19	$150	$10	$180	$(2)

December 31, 2015
First-to-default Basket
Municipal	$—	$—	$100	$—	$100	$(8)
Index
Corporate debt	1	20	52	7	80	1
Total	$1	$20	$152	$7	$180	$(7)
In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default (“FTD”) structure or credit derivative index (“CDX”) that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the reference entity’s public fixed maturity cash instruments and swap rates at the time the agreement is executed. With a FTD basket, because of the additional credit risk inherent in a basket of named reference entities, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX is utilized to take a position on multiple (generally 125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference entities. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, whereas in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at the time of settlement. For CDX, the reference entity’s name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.
The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.
Off-balance sheet financial instruments
The contractual amounts of off-balance sheet financial instruments as of December 31 are as follows:

($ in millions)	2016	2015
Commitments to invest in limited partnership interests	$1,400	$1,269
Private placement commitments	13	21
Other loan commitments	80	46
In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance sheet financial instruments with credit risk.
Commitments to invest in limited partnership interests represent agreements to acquire new or additional participation in certain limited partnership investments. The Company enters into these agreements in the normal course of business. Because the investments in limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.
Private placement commitments represent commitments to purchase private placement debt and private equity securities at a specified future date. The Company enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying

41

private placement securities are not yet final. Because the private equity securities are not actively traded, it is not practical to estimate fair value of the commitments.
Other loan commitments are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have varying expiration dates or other termination clauses. The fair value of these commitments is insignificant.
9. Reserve for Life-Contingent Contract Benefits and Contractholder Funds
As of December 31, the reserve for life-contingent contract benefits consists of the following:

($ in millions)	2016	2015
Immediate fixed annuities:
Structured settlement annuities	$6,681	$6,673
Other immediate fixed annuities	1,935	2,035
Traditional life insurance	2,373	2,347
Accident and health insurance	232	234
Other	101	105
Total reserve for life-contingent contract benefits	$11,322	$11,394
The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits.

Product	Mortality	Interest rate	Estimation method
Structured settlement annuities	U.S. population with projected calendar year improvements; mortality rates adjusted for each impaired life based on reduction in life expectancy	Interest rate assumptions range from 2.9% to 9.0%	Present value of contractually specified future benefits
Other immediate fixed annuities
1983 group annuity mortality table with internal modifications; 1983 individual annuity mortality table; Annuity 2000 mortality table with internal modifications; Annuity 2000 mortality table; 1983 individual annuity mortality table with internal modifications
		Interest rate assumptions range from 0% to 11.5%	Present value of expected future benefits based on historical experience
Traditional life insurance	Actual company experience plus loading	Interest rate assumptions range from 2.5% to 11.3%	Net level premium reserve method using the Company’s withdrawal experience rates; includes reserves for unpaid claims
Accident and health insurance	Actual company experience plus loading	Interest rate assumptions range from 3.0% to 6.0%	Unearned premium; additional contract reserves for mortality risk and unpaid claims
Other: Variable annuity guaranteed minimum death benefits (1)	Annuity 2012 mortality table with internal modifications	Interest rate assumptions range from 2.0% to 5.8%	Projected benefit ratio applied to cumulative assessments
______________________

(1)
In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively “Prudential”).

To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability is included in the reserve for life-contingent contract benefits with respect to this deficiency. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income. The liability was zero as of both December 31, 2016 and 2015.

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As of December 31, contractholder funds consist of the following:

($ in millions)	2016	2015
Interest-sensitive life insurance	$7,312	$7,262
Investment contracts:
Fixed annuities	11,893	12,934
Funding agreements backing medium-term notes	—	85
Other investment contracts	265	261
Total contractholder funds	$19,470	$20,542
The following table highlights the key contract provisions relating to contractholder funds.

Product	Interest rate	Withdrawal/surrender charges
Interest-sensitive life insurance	Interest rates credited range from 0% to 10.5% for equity-indexed life (whose returns are indexed to the S&P 500) and 1.0% to 6.0% for all other products	Either a percentage of account balance or dollar amount grading off generally over 20 years
Fixed annuities	Interest rates credited range from 0% to 9.8% for immediate annuities; (8.0)% to 13.3% for equity-indexed annuities (whose returns are indexed to the S&P 500); and 0.1% to 6.0% for all other products
Either a declining or a level percentage charge generally over ten years or less. Additionally, approximately 17.9% of fixed annuities are subject to market value adjustment for discretionary withdrawals

Other investment contracts:
Guaranteed minimum income, accumulation and withdrawal benefits on variable (1) and fixed annuities and secondary guarantees on interest-sensitive life insurance and fixed annuities
	Interest rates used in establishing reserves range from 1.5% to 10.3%	Withdrawal and surrender charges are based on the terms of the related interest-sensitive life insurance or fixed annuity contract
______________________

(1)	In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.
Contractholder funds as of December 31, 2015 included funding agreements held by a VIE, Allstate Life Global Funding, that issued medium-term notes. The VIE’s primary assets were funding agreements used exclusively to back medium-term note programs.
Contractholder funds activity for the years ended December 31 is as follows:

($ in millions)	2016	2015	2014
Balance, beginning of year	$20,542	$21,816	$23,604
Classified as held for sale, beginning balance	—	—	10,945
Total, including those classified as held for sale	20,542	21,816	34,549
Deposits	969	1,052	1,227
Interest credited	672	716	892
Benefits	(947)	(1,060)	(1,178)
Surrenders and partial withdrawals	(1,014)	(1,246)	(2,253)
Maturities of and interest payments on institutional products	(86)	(1)	(2)
Contract charges	(665)	(684)	(798)
Net transfers from separate accounts	5	7	7
Other adjustments	(6)	(58)	34
Sold in LBL disposition	—	—	(10,662)
Balance, end of year	$19,470	$20,542	$21,816
The Company offered various guarantees to variable annuity contractholders. In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance.
Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders

43

bear the investment risk that the separate accounts’ funds may not meet their stated investment objectives. The account balances of variable annuities contracts’ separate accounts with guarantees included $2.92 billion and $3.20 billion of equity, fixed income and balanced mutual funds and $364 million and $340 million of money market mutual funds as of December 31, 2016 and 2015, respectively.
The table below presents information regarding the Company’s variable annuity contracts with guarantees. The Company’s variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts’ separate accounts with guarantees.

($ in millions)	December 31,
	2016	2015
In the event of death
Separate account value	$3,280	$3,541
Net amount at risk (1)	$585	$675
Average attained age of contractholders	70 years	69 years
At annuitization (includes income benefit guarantees)
Separate account value	$915	$967
Net amount at risk (2)	$265	$281
Weighted average waiting period until annuitization options available	None	None
For cumulative periodic withdrawals
Separate account value	$267	$294
Net amount at risk (3)	$10	$10
Accumulation at specified dates
Separate account value	$310	$371
Net amount at risk (4)	$26	$31
Weighted average waiting period until guarantee date	3 years	4 years
____________

(1)	Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.

(2)	Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.

(3)	Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.

(4)	Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.
The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract excess guarantee benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract excess guarantee benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future fund values, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the projected excess guaranteed minimum death benefit payments. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the projected account balance at the time of annuitization.
Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant’s attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.
Guarantees related to the majority of withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

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The following table summarizes the liabilities for guarantees.

($ in millions)	Liability for guarantees related to death benefits and interest-sensitive life products	Liability for guarantees related to income benefits	Liability for guarantees related to accumulation and withdrawal benefits	Total
Balance, December 31, 2015 (1)	$223	$67	$75	$365
Less reinsurance recoverables	106	64	52	222
Net balance as of December 31, 2015	117	3	23	143
Incurred guarantee benefits	26	—	11	37
Paid guarantee benefits	—	—	—	—
Net change	26	—	11	37
Net balance as of December 31, 2016	143	3	34	180
Plus reinsurance recoverables	101	40	43	184
Balance, December 31, 2016 (2)	$244	$43	$77	$364

Balance, December 31, 2014 (3)	$195	$95	$60	$350
Less reinsurance recoverables	98	91	45	234
Net balance as of December 31, 2014	97	4	15	116
Incurred guarantee benefits	20	(1)	8	27
Paid guarantee benefits	—	—	—	—
Net change	20	(1)	8	27
Net balance as of December 31, 2015	117	3	23	143
Plus reinsurance recoverables	106	64	52	222
Balance, December 31, 2015 (1)	$223	$67	$75	$365
____________

(1)
Included in the total liability balance as of December 31, 2015 are reserves for variable annuity death benefits of $105 million, variable annuity income benefits of $64 million, variable annuity accumulation benefits of $38 million, variable annuity withdrawal benefits of $14 million and other guarantees of $144 million.

(2)
Included in the total liability balance as of December 31, 2016 are reserves for variable annuity death benefits of $100 million, variable annuity income benefits of $40 million, variable annuity accumulation benefits of $34 million, variable annuity withdrawal benefits of $9 million and other guarantees of $181 million.

(3)
Included in the total liability balance as of December 31, 2014 are reserves for variable annuity death benefits of $96 million, variable annuity income benefits of $92 million, variable annuity accumulation benefits of $32 million, variable annuity withdrawal benefits of $13 million and other guarantees of $117 million.

10. Reinsurance
The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance, except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies.
For certain term life insurance policies issued prior to October 2009, the Company ceded up to 90% of the mortality risk depending on the year of policy issuance under coinsurance agreements to a pool of fourteen unaffiliated reinsurers. Effective October 2009, mortality risk on term business is ceded under yearly renewable term agreements under which the Company cedes mortality in excess of its retention, which is consistent with how the Company generally reinsures its permanent life insurance business. The following table summarizes those retention limits by period of policy issuance.

Period	Retention limits
April 2015 through current	Single life: $2 million per life Joint life: no longer offered
April 2011 through March 2015
Single life: $5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria
Joint life: $8 million per life, and $10 million for contracts that meet specific criteria

July 2007 through March 2011	$5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria
September 1998 through June 2007	$2 million per life, in 2006 the limit was increased to $5 million for instances when specific criteria were met
August 1998 and prior	Up to $1 million per life

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In addition, the Company has used reinsurance to effect the disposition of certain blocks of business. The Company had reinsurance recoverables of $1.41 billion and $1.44 billion as of December 31, 2016 and 2015, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through reinsurance agreements. In 2016, premiums and contract charges of $78 million, contract benefits of $21 million, interest credited to contractholder funds of $20 million, and operating costs and expenses of $15 million were ceded to Prudential. In 2015, premiums and contract charges of $94 million, contract benefits of $40 million, interest credited to contractholder funds of $21 million, and operating costs and expenses of $18 million were ceded to Prudential. In 2014, premiums and contract charges of $109 million, contract benefits of $36 million, interest credited to contractholder funds of $21 million, and operating costs and expenses of $20 million were ceded to Prudential. In addition, as of December 31, 2016 and 2015 the Company had reinsurance recoverables of $144 million and $148 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance) and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.
The Company is the assuming reinsurer for LBL’s life insurance business sold through the Allstate agency channel and LBL’s payout annuity business in force prior to the sale of LBL on April 1, 2014. Under the terms of the reinsurance agreement, the Company is required to have a trust with assets greater than or equal to the statutory reserves ceded by LBL to the Company, measured on a monthly basis. As of December 31, 2016, the trust held $5.94 billion of investments, which are reported in the Consolidated Statement of Financial Position.
As of December 31, 2016, the gross life insurance in force was $406.29 billion of which $5.53 billion and $88.51 billion was ceded to the affiliated and unaffiliated reinsurers, respectively.
The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ in millions)	2016	2015	2014
Direct	$715	$728	$1,084
Assumed
Affiliate	138	131	130
Non-affiliate	803	835	614
Ceded
Affiliate	(53)	(41)	—
Non-affiliate	(294)	(315)	(392)
Premiums and contract charges, net of reinsurance	$1,309	$1,338	$1,436
The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ in millions)	2016	2015	2014
Direct	$999	$1,023	$1,295
Assumed
Affiliate	90	79	88
Non-affiliate	522	541	398
Ceded
Affiliate	(36)	(32)	—
Non-affiliate	(188)	(205)	(329)
Contract benefits, net of reinsurance	$1,387	$1,406	$1,452
The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ in millions)	2016	2015	2014
Direct	$598	$636	$827
Assumed
Affiliate	9	10	9
Non-affiliate	116	111	82
Ceded
Affiliate	(21)	(16)	—
Non-affiliate	(25)	(24)	(27)
Interest credited to contractholder funds, net of reinsurance	$677	$717	$891

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Reinsurance recoverables on paid and unpaid benefits as of December 31 are summarized in the following table.

($ in millions)	2016	2015
Annuities	$1,411	$1,443
Life insurance	1,299	1,348
Other	81	80
Total	$2,791	$2,871
As of both December 31, 2016 and 2015, approximately 77% of the Company’s reinsurance recoverables are due from companies rated A- or better by S&P.
11. Deferred Policy Acquisition and Sales Inducement Costs
Deferred policy acquisition costs for the years ended December 31 are as follows:

($ in millions)	2016	2015	2014
Balance, beginning of year	$1,314	$1,271	$1,331
Classified as held for sale, beginning balance	—	—	743
Total, including those classified as held for sale	1,314	1,271	2,074
Acquisition costs deferred	79	124	163
Amortization charged to income	(134)	(151)	(162)
Effect of unrealized gains and losses	(72)	99	(97)
Reinsurance ceded (1)	—	(29)	—
Sold in LBL disposition	—	—	(707)
Balance, end of year	$1,187	$1,314	$1,271
______________________

(1)	In 2015, DAC decreased as a result of a reinsurance agreement with AAC.
DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:

($ in millions)	2016	2015	2014
Balance, beginning of year	$45	$44	$42
Classified as held for sale, beginning balance	—	—	28
Total, including those classified as held for sale	45	44	70
Sales inducements deferred	1	3	4
Amortization charged to income	(5)	(4)	(4)
Effect of unrealized gains and losses	(1)	2	(3)
Sold in LBL disposition	—	—	(23)
Balance, end of year	$40	$45	$44
12. Guarantees and Contingent Liabilities
Guaranty funds
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company’s policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile’s statutory definition of insolvency and the amount of the loss is reasonably estimable. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2016 and 2015, the liability balance included in other liabilities and accrued expenses was $1 million and $10 million, respectively. The related premium tax offsets included in other assets were $9 million and $15 million as of December 31, 2016 and 2015, respectively.
Guarantees
In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred

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and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.
Related to the sale of LBL on April 1, 2014, the Company has agreed to indemnify Resolution Life Holdings, Inc. in connection with certain representations, warranties and covenants of the Company, and certain liabilities specifically excluded from the transaction, subject to specific contractual limitations regarding the Company’s maximum obligation. Management does not believe these indemnifications will have a material effect on results of operations, cash flows or financial position of the Company.
Related to the disposal through reinsurance of substantially all of the Company’s variable annuity business to Prudential in 2006, the Company and the Corporation have agreed to indemnify Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and liabilities specifically excluded from the transaction) that the Company has agreed to retain. In addition, the Company and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and its agents, including certain liabilities arising from the Company’s provision of transition services. The reinsurance agreements contain no limitations or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees. Management does not believe this agreement will have a material effect on results of operations, cash flows or financial position of the Company.
The aggregate liability balance related to all guarantees was not material as of December 31, 2016.
Regulation and Compliance
The Company is subject to extensive laws, regulations and regulatory actions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, impose fines and penalties for unintended errors or mistakes, and otherwise expand overall regulation of insurance products and the insurance industry. In addition, the Company is subject to laws and regulations administered and enforced by federal agencies and other organizations, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, and the U.S. Department of Justice. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company’s business, if any, are uncertain.
The Company is currently being examined by certain states for compliance with unclaimed property laws. It is possible that this examination may result in additional payments of abandoned funds to states and to changes in the Company’s practices and procedures for the identification of escheatable funds, which could impact benefit payments and reserves, among other consequences; however, it is not likely to have a material effect on the consolidated financial statements of the Company.
13. Income Taxes
ALIC and its subsidiaries (the “Allstate Life Group”) join with the Corporation (the “Allstate Group”) in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the “Allstate Tax Sharing Agreement”). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group’s federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group’s annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return.
The Internal Revenue Service (“IRS”) is currently examining the Allstate Group’s 2013 and 2014 federal income tax returns. The Allstate Group’s tax years prior to 2013 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of the Allstate Group’s tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.
The Company had a $1 million liability for unrecognized tax benefits as of both December 31, 2016 and 2015. The Company had no liability for unrecognized tax benefits as of December 3l, 2014. The change in the liability for unrecognized tax benefits in 2015 related to the increase for tax positions taken in a prior year. The Company believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. Because of the impact of deferred tax accounting, recognition of previously unrecognized tax benefits is not expected to impact the Company’s effective tax rate.
The Company recognizes interest accrued related to unrecognized tax benefits in income tax expense. The Company did not record interest income or expense relating to unrecognized tax benefits in income tax expense in 2016, 2015 or 2014. As of December 31, 2016 and 2015, there was no interest accrued with respect to unrecognized tax benefits. No amounts have been accrued for penalties.

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The components of the deferred income tax assets and liabilities as of December 31 are as follows:

($ in millions)	2016	2015
Deferred assets
Deferred reinsurance gain	$16	$17
Difference in tax bases of investments	—	46
Other assets	4	9
Total deferred assets	20	72
Deferred liabilities
DAC	(370)	(387)
Unrealized net capital gains	(369)	(287)
Life and annuity reserves	(362)	(309)
Difference in tax bases of investments	(35)	—
Other liabilities	(75)	(75)
Total deferred liabilities	(1,211)	(1,058)
Net deferred liability	$(1,191)	$(986)
Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company’s assessment that the deductions ultimately recognized for tax purposes will be fully utilized.
The components of income tax expense for the years ended December 31 are as follows:

($ in millions)	2016	2015	2014
Current	$24	$251	$101
Deferred	120	50	132
Total income tax expense	$144	$301	$233
The Company received a refund of $22 million in 2016 and paid income taxes of $221 million and $80 million in 2015 and 2014, respectively. The Company had current income tax receivable of $16 million and $30 million as of December 31, 2016 and 2015, respectively.
A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

	2016	2015	2014
Statutory federal income tax rate	35.0%	35.0%	35.0%
Tax credits	(3.3)	(1.7)	(1.9)
Dividends received deduction	(1.3)	(0.6)	(0.9)
Adjustments to prior year tax liabilities	—	(0.3)	(0.2)
Sale of subsidiary	—	—	(1.8)
State income taxes	0.3	0.4	0.1
Non-deductible expenses	0.2	0.2	0.2
Change in accounting for investments in qualified affordable housing projects	—	2.0	—
Other	0.1	(0.1)	0.2
Effective income tax rate	31.0%	34.9%	30.7%
14. Capital Structure
Debt outstanding
All of the Company’s outstanding debt as of December 31, 2016 and 2015 relates to intercompany obligations. These obligations reflect notes due to related parties and are discussed in Note 5. The Company paid $15 million, $16 million and $16 million of interest on debt in 2016, 2015 and 2014, respectively.
The Company had $56 million and $44 million of investment-related debt that is reported in other liabilities and accrued expenses as of December 31, 2016 and 2015, respectively. This includes a commitment to fund a limited partnership of $22 million and debt related to other investments of $34 million as of December 31, 2016 and a commitment to fund a limited partnership of $44 million as of December 31, 2015. The Company has an outstanding line of credit to fund the limited partnership.

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15. Statutory Financial Information and Dividend Limitations
ALIC and its insurance subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.
All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.
Statutory net income (loss) of ALIC and its insurance subsidiaries was $192 million, $(67) million and $1.01 billion in 2016, 2015 and 2014, respectively. Statutory capital and surplus was $3.05 billion and $2.87 billion as of December 31, 2016 and 2015, respectively.
Dividend Limitations
The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the Illinois Department of Insurance (“IL DOI”) is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The Company did not pay any dividends in 2016. The maximum amount of dividends ALIC will be able to pay without prior IL DOI approval at a given point in time during 2017 is $305 million.  The payment of a dividend in excess of this amount requires 30 days advance written notice to the IL DOI. The dividend is deemed approved, unless the IL DOI disapproves it within the 30 day notice period. Additionally, any dividend must be paid out of unassigned surplus excluding unrealized appreciation from investments, which for ALIC totaled $432 million as of December 31, 2016, and cannot result in capital and surplus being less than the minimum amount required by law.
Under state insurance laws, insurance companies are required to maintain paid up capital of not less than the minimum capital requirement applicable to the types of insurance they are authorized to write. Insurance companies are also subject to risk-based capital (“RBC”) requirements adopted by state insurance regulators. A company’s “authorized control level RBC” is calculated using various factors applied to certain financial balances and activity. Companies that do not maintain adjusted statutory capital and surplus at a level in excess of the company action level RBC, which is two times authorized control level RBC, are required to take specified actions. Company action level RBC is significantly in excess of the minimum capital requirements. Total adjusted statutory capital and surplus and authorized control level RBC of ALIC were $3.47 billion and $541 million, respectively, as of December 31, 2016. ALIC’s insurance subsidiaries are included as a component of ALIC’s total statutory capital and surplus.
Intercompany transactions
Notification and approval of intercompany lending activities is also required by the IL DOI when ALIC does not have unassigned surplus and for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.
16. Benefit Plans
Pension and other postretirement plans
Defined benefit pension plans, sponsored by the Corporation, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee’s length of service and eligible annual compensation. The cost allocated to the Company for the pension plans was $7 million, $6 million and $7 million in 2016, 2015 and 2014, respectively.
The Corporation has reserved the right to modify or terminate its benefit plans at any time and for any reason.
Allstate 401(k) Savings Plan
Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan (“Allstate Plan”). The Corporation’s contributions are based on the Corporation’s matching obligation and certain performance measures. The cost allocated to the Company for the Allstate Plan was $4 million, $5 million and $7 million in 2016, 2015 and 2014, respectively.

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17. Other Comprehensive Income
The components of other comprehensive income (loss) on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ in millions)	2016			2015			2014
	Pre- tax	Tax	After- tax	Pre- tax	Tax	After- tax	Pre- tax	Tax	After- tax
Unrealized net holding gains and losses arising during the period, net of related offsets	$134	$(46)	$88	$(1,048)	$366	$(682)	$805	$(282)	$523
Less: reclassification adjustment of realized capital gains and losses	(100)	35	(65)	265	(93)	172	104	(36)	68
Unrealized net capital gains and losses	234	(81)	153	(1,313)	459	(854)	701	(246)	455
Unrealized foreign currency translation adjustments	6	(2)	4	(6)	2	(4)	(6)	2	(4)
Other comprehensive income (loss)	$240	$(83)	$157	$(1,319)	$461	$(858)	$695	$(244)	$451
18. Quarterly Results (unaudited)

($ in millions)	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	2016	2015	2016	2015	2016	2015	2016	2015
Revenues	$685	$927	$742	$862	$713	$992	$751	$641
Net income	52	153	94	150	65	239	108	19

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ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I - SUMMARY OF INVESTMENTS
OTHER THAN INVESTMENTS IN RELATED PARTIES
DECEMBER 31, 2016

($ in millions)	Cost/ amortized cost	Fair value	Amount at which shown in the Balance Sheet
Type of investment
Fixed maturities:
Bonds:
United States government, government agencies and authorities	$968	$1,014	$1,014
States, municipalities and political subdivisions	2,017	2,274	2,274
Foreign governments	304	332	332
Public utilities	3,339	3,611	3,611
All other corporate bonds	15,606	16,070	16,070
Asset-backed securities	337	331	331
Residential mortgage-backed securities	294	333	333
Commercial mortgage-backed securities	233	241	241
Redeemable preferred stocks	14	16	16
Total fixed maturities	23,112	$24,222	24,222

Equity securities:
Common stocks:
Public utilities	31	$32	32
Banks, trusts and insurance companies	203	218	218
Industrial, miscellaneous and all other	1,181	1,246	1,246
Nonredeemable preferred stocks	14	15	15
Total equity securities	1,429	$1,511	1,511

Mortgage loans on real estate	3,938	$3,963	3,938
Real estate (none acquired in satisfaction of debt)	129		129
Policy loans	563		563
Derivative instruments	91	$96	96
Limited partnership interests	2,776		2,776
Other long-term investments	1,266		1,266
Short-term investments	566	$566	566
Total investments	$33,870		$35,067

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE IV - REINSURANCE

($ in millions)	Gross amount	Ceded to other companies (1)	Assumed from other companies	Net amount	Percentage of amount assumed to net
Year ended December 31, 2016
Life insurance in force	$115,034	$94,041	$291,256	$312,249	93.3%

Premiums and contract charges:
Life insurance	$675	$325	$869	$1,219	71.3%
Accident and health insurance	40	22	72	90	80.0%
Total premiums and contract charges	$715	$347	$941	$1,309	71.9%

Year ended December 31, 2015
Life insurance in force	$127,978	$98,527	$296,291	$325,742	91.0%

Premiums and contract charges:
Life insurance	$689	$334	$898	$1,253	71.7%
Accident and health insurance	39	22	68	85	80.0%
Total premiums and contract charges	$728	$356	$966	$1,338	72.2%

Year ended December 31, 2014
Life insurance in force	$119,024	$97,574	$305,313	$326,763	93.4%

Premiums and contract charges:
Life insurance	$1,022	$353	$674	$1,343	50.2%
Accident and health insurance	62	39	70	93	75.3%
Total premiums and contract charges	$1,084	$392	$744	$1,436	51.8%
______________________________

(1)	No reinsurance or coinsurance income was netted against premium ceded in 2016, 2015 or 2014.

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

($ in millions)		Additions
Description	Balance as of beginning of period	Charged to costs and expenses	Other additions	Deductions	Balance as of end of period

Year ended December 31, 2016

Allowance for estimated losses on mortgage loans	$3	$—	$—	$—	$3

Year ended December 31, 2015

Allowance for estimated losses on mortgage loans	$8	$(4)	$—	$1	$3

Year ended December 31, 2014

Allowance for estimated losses on mortgage loans	$21	$(5)	$—	$8	$8

PART C

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a) Financial Statements

The consolidated financial statements of Allstate Life Insurance Company (“Allstate Life” or “Depositor”) and the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the underlying financial statements of the Sub-Accounts (“Separate Account”) are filed herewith in Part B of this Registration Statement.
(b) Exhibits

(1) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated herein by reference to Registrant's Form N-4 Initial Registration Statement (SEC File No. 333-77605) dated May 3, 1999.)

(2) Not Applicable

(3)(a) Underwriting Agreement between Allstate Life Insurance Company and Allstate Distributors, L.L.C. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Initial Registration Statement (SEC File No. 333-31288) dated April 27, 2000.)

(3)(b) Form of General Agency Agreement between Northbrook Life Insurance Company and Dean Witter Reynolds Inc. (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Form N-4 Registration Statement of Northbrook Life Insurance Company (SEC File No. 033-35412) dated December 31, 1996.)

(3)(c) Underwriting Agreement among Northbrook Life Insurance Company, Northbrook Variable Annuity Account and Dean Witter Reynolds Inc. (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Form N-4 Registration Statement of Northbrook Life Insurance Company (SEC File No. 033-35412) dated December 31, 1996.)

(4)(a) Form of Allstate Advisor Contract (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(b) Form of Allstate Advisor Contract--non-MVA version (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(c) Form of Allstate Advisor Plus Contract (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(d) Form of Allstate Advisor Plus Contract -non-MVA version (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(e) Form of Allstate Advisor Preferred Contract (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(f) Form of Allstate Advisor Preferred Contract--non-MVA version (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(g) Form of Withdrawal Charge Option Rider 1 (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(h) Form of Withdrawal Charge Option Rider 2 (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(i) Form of Enhanced Beneficiary Protection Rider A--Annual Increase (Advisor, Preferred) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(j) Form of Enhanced Beneficiary Protection Rider A--Annual Increase (Plus)(Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(k) Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Advisor, Preferred) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(l) Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Plus) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(m) Form of Earnings Protection Death Benefit Rider (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(n) Form of Retirement Income Guarantee Rider 1 (Advisor, Preferred)(Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(o) Form of Retirement Income Guarantee Rider 1 (Plus) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(p) Form of Retirement Income Guarantee Rider 2 (Advisor, Preferred) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(q) Form of Retirement Income Guarantee Rider 2 (Plus) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(r) Form of Income Protection Benefit Rider (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(s) Form of Spousal Protection Benefit Rider (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(t) Form of Amendatory Endorsement for Charitable Remainder Trust (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(u) Form of Amendatory Endorsement for Grantor Trust (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(v) Form of Amendatory Endorsement for Waiver of Charges (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(w) Form of Amendatory Endorsement for Employees (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(x) Form of TrueReturn Accumulation Benefit Rider (for all Contracts)(Previously filed in Post-Effective Amendment No. 2 of this Form N-4 Registration Statement (SEC File No. 333-102934) dated December 19, 2003.)

(4)(y) Form of SureIncome Benefit Rider (Previously filed in Post-Effective Amendment No.5 of this Form N-4 Registration Statement (SEC File No. 333-102934) dated December 29, 2004.)

(4)(z) Form of Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 5 of this Form N-4 Registration Statement (SEC File No. 333-102934) dated December 29, 2004.)

(4)(aa) Form of Custodial Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 5 of this Form N-4 Registration Statement (SEC File No. 333-102934) dated December 29, 2004.)

(4)(ab) Form of SureIncome Plus Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (SEC File No. 333-102934) dated April 18, 2006.)

(4)(ac) Form of SureIncome for Life Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (SEC File No. 333-102934) dated April 18, 2006.)

(5)(a) Form of Allstate Advisor Application for a Contract (Previously filed in Pre-Effective No. 1 of this Form N-4 Registration Statement (SEC File No. 333-102934) dated April 17, 2003.)

(5)(b) Form of Morgan Stanley Variable Annuity Application for a Contract (Previously filed in Pre-Effective No. 1 of this Form N-4 Registration Statement (SEC File No. 333-102934) dated April 17, 2003.)

5(c) Form of Application for Allstate Advisor Contract (STI Channel) (Previously filed in Post-Effective Amendment No. 1 of this Form N-4 Registration Statement (SEC File No. 333-102934) dated June 30, 2003.)

5(d) Form of Application for Morgan Stanley Variable Annuity Contracts (Previously filed in Post-Effective No. 2 of this Form N-4 Registration Statement (SEC File No. 333-102934) dated December 19, 2003.)

5(e) Form of Application for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective No. 2 of this Form N-4 Registration Statement (SEC File No. 333-102934) dated December 19, 2003.)

(5)(f) Form of Application for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (SEC File No. 333-102934) dated September 14, 2004).

(5)(g) Form of Applications for Allstate Advisor Variable Annuity Contracts (STI Channel) and Morgan Stanley Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 5 of this Form N-4 Registration Statement (SEC File No. 333-102934) dated December 29, 2004.)

(5)(h) Form of Application (with TrueBalance) for Morgan Stanley Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (SEC File No. 333-102934) dated April 25, 2005).

(5)(i) Form of Application for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (SEC File No. 333-102934) dated April 25, 2005).

(5)(j) Form of Application (with SureIncome Plus and SureIncome for Life Withdrawal Benefit Riders) for Allstate Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (SEC File No. 333-102934) dated April 18, 2006.)

(5)(k) Form of Application (with SureIncome Plus and SureIncome for Life Withdrawal Benefit Riders) for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (SEC File No. 333-102934) dated April 18, 2006.)

(5)(l) Form of Application for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective Amendment No. 8 to this Registration Statement (SEC File No. 333-102934) dated April 19, 2007.)

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 9 to Depositor's Form N-4 Registration Statement (SEC File No. 333-72017) dated April 20, 2001.)

(6)(b) Amended and Restated By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Depositor's Form 8-K (SEC File No.0-31248) dated March 20, 2007.)

(7) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (SEC File No. 333-141909) dated June 20, 2007.

(8)(a) Form of Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and Allstate Life Insurance Company, and Allstate Financial Advisors Separate Account I (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (SEC File No. 333-64254) dated September 7, 2001).

(8)(b) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Allstate Life Insurance Company and Allstate Distributors, LLC (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (SEC File No. 333-72017) dated September 23, 2002.)

(8)(c) Form of Participation Agreement among LSA Variable Series Trust, LSA Asset Management LLC and Allstate Life Insurance Company ("LSA Participation Agreement") (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (SEC File No. 333-72017) dated September 23, 2002.)

(8)(d) Form of Amendment No. 1 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (SEC File No. 333-72017) dated September 23, 2002.)

(8)(e) Form of Amendment No. 2 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (SEC File No. 333-72017) dated September 23, 2002.)

(8)(f) Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (SEC File No. 333-72017) dated September 23, 2002.)

(8)(g) Form of Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc. and Allstate Life Insurance Company ("Van Kampen LIT Participation Agreement") (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (SEC File No. 333-64254) dated September 7, 2001.)

(8)(h) Form of Amendment No. 1 to the Van Kampen LIT Participation Agreement (Previously filed in Pre-Effective No. 1 of this Form N-4 Registration Statement (SEC File No. 333-102934) dated April 17, 2003.)

(8)(i) Form of Amendment No. 2 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (SEC File No. 333-72017) dated September 23, 2002.)

(8)(j) Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (SEC File No. 333-64254) dated September 7, 2001.)

(8)(k) Form of Amendment to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(8)(l) Form of Participation Agreement among Northbrook Life Insurance Company, Allstate Life Insurance Company of New York, Glenbrook Life and Annuity Company, Dean Witter Variable Investment Series, and Dean Witter Distributors Inc. (Morgan Stanley Variable Investment Series) (Incorporated herein by reference to Post-Effective Amendment No. 21 to the Form N-4 Registration Statement of Northbrook Variable Annuity Account II (SEC File No. 033-35412) dated April 30, 1996.)

(8)(m) Form of Participation Agreement among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., Northbrook Life Insurance Company, and Dean Witter Reynolds, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement of Northbrook Variable Annuity Account II (SEC File No. 333-93871) dated January 28, 2000.)

(8)(n) Form of Participation Agreement among Northbrook Life Insurance Company, Dean Witter Reynolds, Inc., Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement of Northbrook Variable Annuity Account II (SEC File No. 333-93871) dated January 28, 2000.)

(8)(o) Form of Participation Agreement among STI Classic Variable Trust, SEI Investments Distribution Co. and Allstate Life Insurance Company (Previously filed in Post-Effective Amendment No. 1 of this Form N-4 Registration Statement (SEC File No. 333-102934) dated June 30, 2003.)

(8)(p) Form of Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributors LLC and Allstate Life Insurance Company and Allstate Life Insurance Company of New York (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (SEC File No. 333-102934) dated September 14, 2004.)

(8)(q) Form of Participation Agreement among Goldman Sachs Variable Insurance Trust; Goldman Sachs & Co. and Glenbrook Life and Annuity Company (Incorporated herein by reference to Post-Effective Amendment No. 4 of Form N-4 Registration Statement (SEC File No. 333-00999) dated September 30, 1998).

(8)(r) Form of Participation Agreement among Allstate Life Insurance Company; Variable Insurance Products Fund II and Fidelity Distributors Corporation (Incorporated herein by reference to Pre-Effective Amendment No. 1 of Form N-4 Registration Statement (SEC File No. 333-77605) dated July 8, 1999).

(8)(s) Form of Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and Allstate Life Insurance Company, and Allstate Financial Advisors Separate Account I (incorporated herein by reference to Pre-Effective Amendment No. 1 of Form N-4 Registration Statement (SEC File No. 333-64254) dated September 7, 2001).

(9)(a) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(9)(b) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered filed (Previously filed in Post-Effective Amendment No. 1 of this Form N-4 Registration Statement (SEC File No. 333-102934) dated June 30, 2003.)

(9)(c) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 2 of this Form N-4 Registration Statement (SEC File No. 333-102934) dated December 19, 2003.)

(9)(d) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered. (Previously filed in Post-Effective Amendment No. 3 of this Form N-4 Registration Statement (SEC File No. 333-102934) dated April 16, 2004.)

(9)(e) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 4 of this Form N-4 Registration Statement (SEC File No. 333-102934) dated September 14, 2004).

(9)(f) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post Effective Amendment No. 5 of this Form N-4 Registration Statement (SEC File No. 333-102934) dated December 29, 2004.)

(9)(g) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (SEC File No. 333-102934) dated April 25, 2005).

(9)(h) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-102934) dated April 18, 2006.)

(9)(i) Opinion and Consent of Susan L. Lees, Director, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered. (Incorporated herein by reference to Post-Effective Amendment No. 11 to Form N-4 for Allstate Financial Advisors Separate Account I (SEC File Nos. 333-102934 and 811-09327) filed on April 24, 2009.

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11) Not applicable

(12) Not applicable

(99) Powers of Attorney for John E. Dugenske, Angela K. Fontana, Mary Jane Fortin, Mario Imbarrato, Katherine A. Mabe, Harry R. Miller, Samuel H. Pilch, P. John Rugel, Steven E. Shebik, Steven P. Sorenson, Thomas M. Troy, Thomas J. Wilson and Matthew E. Winter. Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address	Position and Offices with Depositor
Mary Jane Fortin	Director and President
Matthew E. Winter	Director and Chief Executive Officer
John E. Dugenske	Director, Executive Vice President and Chief Investment Officer
Angela K. Fontana	Director, Vice President, General Counsel and Secretary
Samuel H. Pilch	Director, Senior Group Vice President and Controller
P. John Rugel	Director, Senior Vice President
Steven E. Shebik	Director
Steven P. Sorenson	Director
Thomas J. Wilson	Director and Chairman of the Board
Katherine A. Mabe	Director
Thomas M. Troy	Director
Harry R. Miller	Director, Senior Vice President and Chief Risk Officer
Mario Imbarrato	Director, Vice President and Chief Financial Officer
P. Kelly Noll	Senior Vice President and Chief Privacy Officer
D. Scott Harper	Senior Vice President and Assistant Treasurer
Marilyn V. Hirsch	Senior Vice President
Jesse E. Merten	Senior Vice President and Treasurer
James M. Flewellen	Senior Vice President
Dan E. Trudan	Senior Vice President
Tracy M. Kirchoff	Chief Compliance Officer
Randal DeCoursey	Vice President
Stephanie D. Neely	Vice President and Assistant Treasurer
Grant S. Andrew	Vice President
Mary K. Nelson	Vice President
Theresa M. Resnick	Vice President and Appointed Actuary
Lori A. Cruz	Assistant Secretary
Daniel G. Gordon	Assistant Secretary
Elizabeth J. Lapham	Assistant Secretary
Mary Jo Quinn	Assistant Secretary
Elliot A. Stultz	Assistant Secretary
Lisette S. Willemsen	Assistant Secretary
Merlin L. Miller Thomas H. Helsdingen Alma D. Lopez Cynthia I. Quadros	Illustration Actuary Authorized Representative Authorized Representative Authorized Representative

The principal business address of the officers and directors is 3075 Sanders Road, Northbrook, Illinois 60062-7127.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
REGISTRANT:

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation filed February 17, 2017 (File #001-11840).

ITEM 27. NUMBER OF CONTRACT OWNERS:

Allstate Variable Annuity Contract:

As of January 31, 2017, there were 1,217 Qualified contract owners and 1,572 Non-Qualified contract owners.

Allstate Variable Annuity-L Share Contract:

As of January 31, 2017, there were 763 Qualified contract owners and 896 Non-Qualified contract owners.

ITEM 28. INDEMNIFICATION

The by-laws of Allstate Life provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

The General Agency Agreement (Exhibit 3(b)) contains a provision in which Northbrook Life Insurance Company (Northbrook Life Insurance Company has since merged into Allstate) agrees to indemnify Morgan Stanley DW Inc. as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Allstate Life Insurance Company. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

Allstate Distributors, LLC (“Allstate Distributors”) serves as principal underwriter for the Allstate Advisor Variable Annuity Contracts, serves as principal underwriter to the following affiliated investment companies:

Allstate Financial Advisors Separate Account I
Allstate Life of New York Separate Account A

Morgan Stanley & Co. LLC (formerly, Morgan Stanley & Co. Incorporated), principal underwriter for the Morgan Stanley Advisor Variable Annuity Contracts, serves as principal underwriter to the following affiliated investment companies:

Allstate Financial Advisors Separate Account I
Allstate Life of New York Separate Account A
Allstate Life Variable Life Separate Account A

See disclosure related to Morgan Stanley &Co. below.

ITEM 29B. PRINCIPAL UNDERWRITER

The directors and officers of Allstate Distributors, LLC, the principal underwriter for the Allstate Advisor Variable Annuity Contracts are as follows:

* The principal business address of the foregoing officers and directors is 3075 Sanders Road, Northbrook, IL 60062.

The directors and officers of Morgan Stanley Co. LLC, the principal underwriter for the Contracts marketed as “Morgan Stanley Variable Annuity Contracts” are as follows:

Name and Principal Business Address of Each Such Person*	Positions and Offices with Underwriter
Angela K. Fontana	Manager and Assistant Secretary
Mario Imbarrato	Manager
P. John Rugel	Manager
Jesse E. Merten	Senior Vice President and Assistant Treasurer
P. Kelly Noll	Senior Vice President and Chief Privacy Officer
Marian Goll	Vice President and Treasurer
D. Scott Harper	Senior Vice President and Assistant Treasurer
Stephanie D. Neely	Vice President and Assistant Treasurer
Mary K. Nelson	Vice President - Operations
Allen R. Reed	Vice President, General Counsel and Secretary
Dana Goldstein	Chief Compliance Officer
Daniel G. Gordon	Assistant Secretary
Lisette S. Willemsen	Assistant Secretary
* The principal business address of the foregoing officers and directors is 3075 Sanders Road, Northbrook, IL 60062.

The directors and officers of Morgan Stanley Co. LLC, the principal underwriter for the Contracts marketed as “Morgan Stanley Variable Annuity Contracts” are as follows:

Name	Title

Matthew Berke	Director, Co-Chairman, Co-President & Co-Chief Executive Officer
Brian Healy	Director, Co-Chairman, Co-President & Co-Chief Executive Officer
Mohit Assomull	Director
Thomas Wipf	Director
Michael Stern	Director
Gary Lynn	Chief Financial Officer
Graeme McEvoy	Chief Operations Officer
John H. Faulkner	General Counsel and Secretary
Daniel Kosowsky	Chief Compliance Officer
* The principal business address of each of the above-named individuals is as follows: 1585 Broadway, New York, NY 10036.

ITEM 29C. COMPENSATION OF PRINCIPAL UNDERWRITER

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Discounts and Commissions	Net Underwriting Compensation on Redemption	Brokerage Commissions	Compensation
Allstate Distributors	N/A	N/A	$0	N/A
Morgan Stanley & Co. LLC	N/A	N/A	$14,232,285	N/A

THE CONTRACT

The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were distributed exclusively by Morgan Stanley & Co. LLC ("MS&Co")
and its affiliates to its clients. MS&Co also serves as the principal underwriter of the Contracts. MS&Co is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority, and is located at 1585 Broadway, New York, New York 10036.

MS&Co does not receive compensation for its role as principal underwriter. However, we pay commissions to MS&Co on purchase payments made to the Contracts, up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we pay ongoing annual compensation of up to 1.4% of Contract Value. To compensate MS&Co for the costs of distribution, insurance licensing, due diligence and other home office services, we pay MS&Co an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to MS&Co in accordance with MS&Co's practices. We also make additional payments to MS&Co for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. In addition, MS&Co may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Allstate is located at 3100 Sanders Road, Northbrook, Illinois 60062. Allstate Distributors is located at 3100 Sanders Road, Northbrook, Illinois 60062. Morgan Stanley & Co. Incorporated, is located at 1585 Broadway, New York, New York 10036. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

None.

ITEM 32. UNDERTAKINGS

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

ITEM 33. REPRESENTATIONS PURSUANT TO SECTION 403(b) of the INTERNAL REVENUE CODE

Allstate Life represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

ITEM 34. REPRESENTATIONS REGARDING CONTRACT EXPENSES

Allstate represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate under the Contracts. Allstate bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need or Allstate to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically scribed in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement has duly caused the amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on this 13th day of April, 2017.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I (REGISTRANT)
By:	ALLSTATE LIFE INSURANCE COMPANY

By:	/s/ Angela K. Fontana Angela K. Fontana Director, Vice President, General Counsel and Secretary

By:	ALLSTATE LIFE INSURANCE COMPANY (DEPOSITOR)

By:	/s/ Angela K. Fontana Angela K. Fontana Director, Vice President, General Counsel and Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on this 13th day of April, 2017.

SIGNATURE	TITLE
*Matthew E. Winter Matthew E. Winter	Director and Chief Executive Officer (Principal Executive Officer)
*Mary Jane Fortin Mary Jane Fortin	Director and President
*Thomas J. Wilson Thomas J. Wilson	Director and Chairman of the Board
/s/ Angela K. Fontana Angela K. Fontana	Director, Vice President, General Counsel and Secretary
*P. John Rugel P. John Rugel	Director and Senior Vice President
*Mario Imbarrato Mario Imbarrato	Director, Vice President and Chief Financial Officer (Principal Financial Officer)
*Harry R. Miller Harry R. Miller	Director, Senior Vice President and Chief Risk Officer
*Samuel H. Pilch Samuel H. Pilch	Director, Senior Group Vice President and Controller (Principal Accounting Officer)
*John E. Dugenske John E. Dugenske	Director, Executive Vice President and Chief Investment Officer
*Katherine A. Mabe Katherine A. Mabe	Director
*Steven E. Shebik Steven E. Shebik	Director
*Steven P. Sorenson Steven P. Sorenson	Director
*Thomas M. Troy Thomas M. Troy	Director

*By: /s/ Angela K. Fontana, pursuant to Power of Attorney, filed herewith.

EXHIBITS

(10)    Consent of Independent Registered Public Accounting Firm.

(99)    Powers of Attorney for John E. Dugenske, Angela K. Fontana, Mary Jane Fortin, Mario Imbarrato, Katherine A. Mabe, Harry R. Miller, Samuel H. Pilch, P. John Rugel, Steven E. Shebik, Steven P. Sorenson, Thomas M. Troy, Thomas J. Wilson and Matthew E. Winter.